UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak,

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (57.5%)	Value
Consumer Discretionary (9.9%)
10,627	Aaron’s, Inc.	$383,741
200	ABC-MART, Inc.	11,181
1,000	Aisan Industry Company, Ltd.	9,176
300	Aisin Seiki Company, Ltd.	10,066
17,136	Amazon.com, Inc.[a,b]	8,771,747
3,150	American Axle & Manufacturing Holdings, Inc.[a]	62,811
2,031	American Public Education, Inc.[a]	47,627
5,110	AutoZone, Inc.[a]	3,698,771
7,200	Barnes & Noble, Inc.	87,192
200	Bayerische Motoren Werke AG	13,755
14,120	Bed Bath & Beyond, Inc.[a]	805,122
1,400	Berkeley Group Holdings plc	70,868
1,450	Big Lots, Inc.	69,484
450	Bob Evans Farms, Inc.	19,507
300	Brembo SPA	11,606
400	Bridgestone Corporation	13,842
9,250	Brinker International, Inc.	487,197
23,020	Brunswick Corporation	1,102,428
22,456	Burlington Stores, Inc.[a]	1,146,154
2,000	Calsonic Kansei Corporation	15,019
8,496	Cedar Fair, LP	446,975
7,550	Cheesecake Factory, Inc.	407,398
4,100	Chegg, Inc.[a]	29,561
6,020	Children’s Place, Inc.	347,173
500	Chiyoda Company, Ltd.	16,043
1,300	Chuy’s Holdings, Inc.[a]	36,920
1,000	Cineworld Group plc	8,410
60,338	Comcast Corporation[b]	3,432,025
600	Compass Group plc	9,584
34,108	Core-Mark Holding Company, Inc.	2,232,369
3,222	CSS Industries, Inc.	84,867
3,953	Culp, Inc.	126,773
200	Daiichikosho Company, Ltd.	7,089
6,600	Debenhams plc	7,899
16,728	Del Frisco’s Restaurant Group, Inc.[a]	232,352
7,817	Delphi Automotive plc	594,405
8,040	Discovery Communications, Inc., Class Aa	209,281
12,150	DISH Network Corporation[a]	708,831
13,011	Dollar Tree, Inc.[a]	867,313
7,840	Domino’s Pizza, Inc.	846,014
2,375	Dorman Products, Inc.[a]	120,864
3,034	Drew Industries, Inc.	165,687
2,700	Echo Entertainment Group, Ltd.	9,239
5,300	EDION Corporation	36,379
600	Electrolux AB	16,954
30,700	Enterprise Inns plc[a]	50,349
3,922	Ethan Allen Interiors, Inc.	103,580
400	Eutelsat Communications	12,268
13,905	Finish Line, Inc.	268,367
25,450	Ford Motor Company	345,356
3,398	Fossil, Inc.[a]	189,880
3,905	Fred’s, Inc.	46,274
12,436	Gap, Inc.	354,426
600	Geo Holdings Corporation	9,588
47,364	G-III Apparel Group, Ltd.[a]	2,920,464
4,000	Gunze, Ltd.	12,100
2,100	Hakuhodo Dy Holdings, Inc.	19,910
5,000	Harley-Davidson, Inc.	274,500
13,361	Harman International Industries, Inc.	1,282,522
1,900	Haseko Corporation	21,524
5,112	Haverty Furniture Companies, Inc.	120,030
1,800	Heiwa Corporation	30,871
2,350	Hilton Worldwide Holdings, Inc.	53,909
45,010	Home Depot, Inc.	5,198,205

Shares	Common Stock (57.5%)	Value
Consumer Discretionary (9.9%) - continued
3,300	Honda Motor Company, Ltd.	$98,494
20,140	Houghton Mifflin Harcourt Company[a]	409,043
100	Hugo Boss AG	11,244
1,800	Informa plc	15,326
600	Intertek Group plc	22,141
2,141	Interval Leisure Group, Inc.	39,309
850	iRobot Corporation[a]	24,769
1,100	Jack in the Box, Inc.	84,744
32,823	Jarden Corporation[a]	1,604,388
1,800	JB Hi-Fi, Ltd.	24,241
600	JM AB	16,138
21,627	Kate Spade & Company[a]	413,292
2,100	KB Home	28,455
10,685	Krispy Kreme Doughnuts, Inc.[a]	156,322
43,540	Las Vegas Sands Corporation	1,653,214
3,035	La-Z-Boy, Inc.	80,610
800	Lear Corporation	87,024
513	Liberty Broadband Corporation[a]	26,250
7,150	Liberty Interactive Corporation[a]	187,545
11,996	Limited Brands, Inc.	1,081,199
4,862	Lithia Motors, Inc.	525,631
16,250	LKQ Corporation[a]	460,850
7,020	Lowe’s Companies, Inc.	483,818
1,000	Luk Fook Holdings International, Ltd.	2,507
1,575	Lululemon Athletica, Inc.[a]	79,774
21,490	Macy’s, Inc.	1,102,867
11,354	Marriott International, Inc.	774,343
10,400	Marston’s plc	23,590
17,395	MDC Partners, Inc.	320,590
3,189	Meritage Homes Corporation[a]	116,462
650	Movado Group, Inc.	16,790
8,749	National CineMedia, Inc.	117,412
5,850	Nautilus, Inc.[a]	87,750
2,475	New Media Investment Group, Inc.	38,264
54,440	NIKE, Inc.	6,694,487
1,800	NOK Corporation	38,944
29,021	Nord Anglia Education, Inc.[a]	589,997
29,260	Nutrisystem, Inc.	775,975
2,945	Omnicom Group, Inc.	194,075
6,884	O’Reilly Automotive, Inc.[a]	1,721,000
30,580	Oxford Industries, Inc.	2,259,250
2,000	PanaHome Corporation	13,006
7,310	Papa John’s International, Inc.	500,589
38,230	Papa Murphy’s Holdings, Inc.[a]	561,216
2,200	Persimmon plc	66,960
2,409	Pier 1 Imports, Inc.	16,622
14,469	PVH Corporation	1,474,970
6,706	Ralph Lauren Corporation	792,381
12,225	Red Robin Gourmet Burgers, Inc.[a]	925,922
750	Rent-A-Center, Inc.	18,187
4,727	Restoration Hardware Holdings, Inc.[a]	441,076
28,136	Ross Stores, Inc.	1,363,752
2,850	Ruby Tuesday, Inc.[a]	17,698
2,150	Ruth’s Hospitality Group, Inc.	34,916
11,333	Scripps Networks Interactive, Inc.	557,470
600	SES SA	18,936
1,000	SHOWA Corporation	7,973
3,700	Shutterfly, Inc.[a]	132,275
4,510	Skechers USA, Inc.[a]	604,701
700	Sports Direct International plc[a]	8,031
6,752	Sportsman’s Warehouse Holdings, Inc.[a]	83,185
123,090	Starbucks Corporation	6,996,436
25,926	Starwood Hotels & Resorts Worldwide, Inc.	1,723,560
4,764	Stein Mart, Inc.	46,116

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (57.5%)	Value
Consumer Discretionary (9.9%) - continued
3,100	Sumitomo Forestry Company, Ltd.	$34,723
1,500	Sumitomo Rubber Industries, Ltd.	20,822
2,000	Takashimaya Company, Ltd.	16,160
400	Tamron Company, Ltd.	7,307
16,000	Target Corporation	1,258,560
14,005	Tenneco, Inc.[a]	627,004
9,700	Tesla Motors, Inc.[a]	2,409,480
20,585	Time, Inc.	392,144
25,436	Toll Brothers, Inc.[a]	870,929
2,850	Tower International, Inc.[a]	67,716
8,308	Tractor Supply Company	700,531
54,930	Tuesday Morning Corporation[a]	297,171
3,600	UBM plc	26,505
3,149	Ulta Salon Cosmetics & Fragrance, Inc.[a]	514,389
9,340	Under Armour, Inc.[a]	903,925
8,335	Vail Resorts, Inc.	872,508
300	Valora Holding AG	57,123
6,049	VF Corporation	412,602
850	Vitamin Shoppe, Inc.[a]	27,744
2,000	Wacoal Holdings Corporation	23,930
2,500	WH Smith plc	59,261
900	Winnebago Industries, Inc.	17,235
2,300	WPP plc	47,884
6,150	Wyndham Worldwide Corporation	442,185
500	Yokohama Rubber Company, Ltd.	8,819
16,700	Yum! Brands, Inc.	1,335,165
16,860	Zoe’s Kitchen, Inc.[a]	665,801

	Total	90,163,547

Consumer Staples (1.7%)
500	AarhusKarlshamn AB	32,471
25,200	Altria Group, Inc.	1,370,880
1,500	Axfood AB	24,778
330	Bakkafrost PF	10,548
11,300	Blue Buffalo Pet Products, Inc.[a]	202,383
2,291	Boston Beer Company, Inc.[a]	482,508
100	British American Tobacco plc	5,518
1,200	Britvic plc	12,332
850	Calavo Growers, Inc.	37,944
12,500	Campbell Soup Company	633,500
100	Carlsberg AS	7,684
12,330	Casey’s General Stores, Inc.	1,269,004
43,100	Coca-Cola Company	1,729,172
1,300	Coca-Cola Enterprises, Inc.	62,855
2,700	Coca-Cola HBC AG	57,155
400	Cranswick plc	9,657
5,000	CVS Health Corporation	482,400
2,811	Energizer Holdings, Inc.	229,378
2,400	Flowers Foods, Inc.	59,376
19,616	Hain Celestial Group, Inc.[a]	1,012,186
400	Henkel AG & Company KGaA	35,355
3,100	Imperial Tobacco Group plc	160,266
750	Ingles Markets, Inc.	35,873
5,450	Ingredion, Inc.	475,839
1,200	Japan Tobacco, Inc.	37,224
600	Jeronimo Martins SGPS SA	8,098
1,200	Kao Corporation	54,397
100	Kerry Group plc	7,523
6,100	Keurig Green Mountain, Inc.	318,054
1,400	Kimberly-Clark Corporation	152,656
5,900	Koninklijke Ahold NV	115,098
300	KOSE Corporation	27,381
3,347	Mead Johnson Nutrition Company	235,629
9,499	Molson Coors Brewing Company	788,607
3,150	Mondelez International, Inc.	131,890

Shares	Common Stock (57.5%)	Value
Consumer Staples (1.7%) - continued
9,069	Monster Beverage Corporation[a]	$1,225,585
1,700	Nestle SA	127,850
1,000	Nippon Meat Packers, Inc.	20,407
2,000	Nisshin Oillio Group, Ltd.	7,248
4,100	PepsiCo, Inc.	386,630
3,791	Philip Morris International, Inc.	300,740
2,256	Pinnacle Foods, Inc.	94,481
1,201	PriceSmart, Inc.	92,885
300	Royal Unibrew AS	11,232
1,877	SalMar ASA	29,672
7,282	SpartanNash Company	188,240
1,000	Suedzucker AG	18,185
200	Sugi Holdings Company, Ltd.	8,976
10,700	SUPERVALU, Inc.[a]	76,826
1,800	Swedish Match AB	54,411
100	TSURUHA Holdings, Inc.	8,618
30,109	Tyson Foods, Inc.	1,297,698
11,806	United Natural Foods, Inc.[a]	572,709
6,935	Universal Corporation	343,768
9,870	WhiteWave Foods Company[a]	396,281
4,112	Whole Foods Market, Inc.	130,145

	Total	15,708,206

Energy (7.2%)
7,042	Antero Resources Corporation[a]	149,009
12,226	Atwood Oceanics, Inc.	181,067
400	Azrieli Group, Ltd.	15,991
65,340	Baker Hughes, Inc.	3,400,294
4,715	Basic Energy Services, Inc.[a]	15,560
15,200	Bonanza Creek Energy, Inc.[a]	61,864
667	Bristow Group, Inc.	17,449
2,900	C&J Energy Services, Inc.[a]	10,208
1,700	Callon Petroleum Company[a]	12,393
54,130	Cameron International Corporation[a]	3,319,252
90,950	Canadian Natural Resources, Ltd.	1,768,978
18,980	Chevron Corporation	1,497,142
980	Cimarex Energy Company	100,430
1,337	Clayton Williams Energy, Inc.[a]	51,889
294,556	Cobalt International Energy, Inc.[a]	2,085,456
2,740	Columbia Pipeline Group, Inc.	50,115
28,939	Concho Resources, Inc.[a]	2,844,704
76,945	Denbury Resources, Inc.	187,746
5,415	Devon Energy Corporation	200,842
5,696	Diamondback Energy, Inc.[a]	367,962
850	Dril-Quip, Inc.[a]	49,487
750	Energen Corporation	37,395
1,400	Ensco plc	19,712
86,306	EOG Resources, Inc.	6,283,077
8,480	EP Energy Corporation[a]	43,672
87,611	EQT Corporation	5,674,564
4,300	ERG SPA	60,143
8,635	Exterran Holdings, Inc.	155,430
32,850	Exxon Mobil Corporation	2,442,397
4,900	Frank’s International NV	75,117
2,650	Green Plains, Inc.	51,569
850	Gulfport Energy Corporation[a]	25,228
32,300	Halliburton Company	1,141,805
3,600	Helix Energy Solutions Group, Inc.[a]	17,244
10,780	Helmerich & Payne, Inc.	509,463
8,179	HollyFrontier Corporation	399,462
700	Idemitsu Kosan Company, Ltd.	10,723
61,400	Laredo Petroleum Holdings, Inc.[a]	579,002
185,613	Marathon Oil Corporation	2,858,440
101,800	Marathon Petroleum Corporation	4,716,394
1,230	National Oilwell Varco, Inc.	46,309
2,050	Newfield Exploration Company[a]	67,445

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (57.5%)	Value
Energy (7.2%) - continued
15,985	Noble Energy, Inc.	$482,427
133,494	Oasis Petroleum, Inc.[a]	1,158,728
1,525	Oceaneering International, Inc.	59,902
1,390	Oil States International, Inc.[a]	36,321
38,420	Patterson-UTI Energy, Inc.	504,839
206,150	Petroleo Brasileiro SA ADR[a]	896,753
44,255	Rex Energy Corporation[a]	91,608
32,800	Rice Energy, Inc.[a]	530,048
137,270	Rowan Companies plc	2,216,910
700	Royal Dutch Shell plc	16,604
2,200	Royal Dutch Shell plc, Class B	52,019
29,550	Schlumberger, Ltd.	2,038,063
2,000	Showa Shell Sekiyu KK	15,766
7,524	SM Energy Company	241,069
118,548	Southwestern Energy Company[a]	1,504,374
146,780	Suncor Energy, Inc. ADR	3,921,962
8,820	Superior Energy Services, Inc.	111,397
20,450	Teekay Tankers, Ltd.	141,105
5,457	Tesco Corporation	38,963
630	Tesoro Corporation	61,261
2,450	TETRA Technologies, Inc.[a]	14,479
3,000	TonenGeneral Sekiyu KK	29,073
92,744	Total SA ADR	4,146,584
52,832	Trinidad Drilling, Ltd.	87,492
23,566	U.S. Silica Holdings, Inc.	332,045
1,250	Unit Corporation[a]	14,075
513,662	Weatherford International, Ltd.[a]	4,355,854
4,750	Western Refining, Inc.	209,570
1,395	Whiting Petroleum Corporation[a]	21,302
1,300	Woodside Petroleum, Ltd.	26,606
1,850	World Fuel Services Corporation	66,230
7,300	WPX Energy, Inc.[a]	48,326

	Total	65,074,184

Financials (7.5%)
657	Acadia Realty Trust	19,756
1,380	ACE, Ltd.	142,692
12,143	Affiliated Managers Group, Inc.[a]	2,076,332
2,100	Allianz SE	329,897
10,920	Allied World Assurance Company Holdings AG	416,816
9,590	American Assets Trust, Inc.	391,847
10,940	American Campus Communities, Inc.	396,466
5,450	American Equity Investment Life Holding Company	127,039
5,105	American Financial Group, Inc.	351,786
5,650	American International Group, Inc.	321,033
10,950	Anworth Mortgage Asset Corporation	54,093
7,586	Argo Group International Holdings, Ltd.	429,292
11,878	Arthur J. Gallagher & Company	490,324
4,845	Aspen Insurance Holdings, Ltd.	225,147
45,210	Assured Guaranty, Ltd.	1,130,250
5,500	Australia & New Zealand Banking Group, Ltd.	105,084
9,100	Bank Hapoalim, Ltd.	45,792
5,175	Bank Leumi Le-Israel BMa	19,317
25,070	Bank of America Corporation	390,591
10,150	Bank of New York Mellon Corporation	397,372
2,400	Bank of Queensland, Ltd.	19,648
22,722	Bank of the Ozarks, Inc.	994,315
16,000	Bank of Yokohama, Ltd.	97,248
26,000	BB&T Corporation	925,600
31,934	BBCN Bancorp, Inc.	479,649
1,600	Bendigo and Adelaide Bank, Ltd.	11,182
8,750	Berkshire Hathaway, Inc.[a]	1,141,000

Shares	Common Stock (57.5%)	Value
Financials (7.5%) - continued
5,700	BinckBank NV	$47,084
6,150	Blackstone Group, LP	194,771
200	Bolsas y Mercados Espanoles SA	6,766
4,800	Boston Private Financial Holdings, Inc.	56,160
26,707	Brixmor Property Group, Inc.	627,080
4,800	Camden Property Trust	354,720
4,250	Capital One Financial Corporation	308,210
2,500	Capital Shopping Centres Group plc	12,478
7,700	CapitaMall Trust	10,296
7,260	Cathay General Bancorp	217,510
7,240	CBRE Group, Inc.[a]	231,680
16,533	Cedar Realty Trust, Inc.	102,670
5,050	Charles Schwab Corporation	144,228
2,000	Chiba Bank, Ltd.	14,202
55,681	Citigroup, Inc.	2,762,334
43,750	CNO Financial Group, Inc.	822,938
2,400	CNP Assurances	33,348
40,433	CoBiz Financial, Inc.	526,033
4,611	Columbia Banking System, Inc.	143,909
6,600	Comerica, Inc.	271,260
2,600	Commerce Bancshares, Inc.	118,456
4,500	Corporate Office Properties Trust	94,635
1,650	Corrections Corporation of America	48,741
10,900	DEXUS Property Group	54,968
7,280	Digital Realty Trust, Inc.	475,530
9,000	Direct Line Insurance Group plc	51,067
5,100	Discover Financial Services	265,149
2,413	DnB ASA	31,404
710	Douglas Emmett, Inc.	20,391
22,300	Duke Realty Corporation	424,815
4,408	East West Bancorp, Inc.	169,355
1,965	Education Realty Trust, Inc.	64,747
5,087	Employers Holdings, Inc.	113,389
18,270	Encore Capital Group, Inc.[a]	675,990
27,499	Essent Group, Ltd.[a]	683,350
4,275	EverBank Financial Corporation	82,508
21,183	Evercore Partners, Inc.	1,064,234
2,400	Everest Re Group, Ltd.	416,016
3,920	Extra Space Storage, Inc.	302,467
25,040	F.N.B. Corporation	324,268
950	FCB Financial Holdings, Inc.[a]	30,989
2,550	FelCor Lodging Trust, Inc.	18,028
75,499	Fifth Third Bancorp	1,427,686
10,850	First Commonwealth Financial Corporation	98,626
950	First Financial Bankshares, Inc.	30,191
1,450	First Industrial Realty Trust, Inc.	30,377
1,870	First Interstate BancSystem, Inc.	52,061
8,600	First Midwest Bancorp, Inc.	150,844
800	First NBC Bank Holding Company[a]	28,032
7,758	First Potomac Realty Trust	85,338
32,618	First Republic Bank	2,047,432
5,800	FlexiGroup, Ltd.	9,616
18,100	Franklin Resources, Inc.	674,406
13,200	Franklin Street Properties Corporation	141,900
6,900	Frasers Centrepoint Trust	9,243
16,000	Fukuoka Financial Group, Inc.	76,206
16,483	Genworth Financial, Inc.[a]	76,151
6,181	Glacier Bancorp, Inc.	163,117
8,295	Green Bancorp, Inc.[a]	95,061
1,050	Green Dot Corporation[a]	18,480
4,650	Greenhill & Company, Inc.	132,385
900	Hamborner REIT AG	8,699
2,000	Hang Seng Bank, Ltd.	36,077

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (57.5%)	Value
Financials (7.5%) - continued
56,222	Hanmi Financial Corporation	$1,416,794
900	Hannover Rueckversicherung SE	92,188
29,650	Hartford Financial Services Group, Inc.	1,357,377
12,399	Hatteras Financial Corporation	187,845
1,000	Henderson Land Development Company, Ltd.	5,980
2,800	Hersha Hospitality Trust	63,448
1,800	HFF, Inc.	60,768
2,650	Highwoods Properties, Inc.	102,687
4,000	Hokuhoku Financial Group, Inc.	9,159
7,852	Home BancShares, Inc.	318,006
5,686	Home Properties, Inc.	425,028
1,050	Hometrust Bancshares, Inc.[a]	19,478
10,450	Hospitality Properties Trust	267,311
34,848	Host Hotels & Resorts, Inc.	550,947
13,892	Houlihan Lokey, Inc.[a]	302,846
45,100	HSBC Holdings plc	340,221
2,100	Hufvudstaden AB	27,517
160,190	Huntington Bancshares, Inc.	1,698,014
16,000	Hysan Development Company, Ltd.	66,622
800	IG Group Holdings plc	9,324
1,100	InfraREIT, Inc.	26,048
1,625	Interactive Brokers Group, Inc.	64,139
16,689	Intercontinental Exchange, Inc.	3,921,748
6,900	Intermediate Capital Group plc	53,970
12,423	Invesco, Ltd.	387,970
4,700	Investa Office Fund	13,067
10,100	Investec plc	77,334
27,950	Investors Bancorp, Inc.	344,903
43,823	J.P. Morgan Chase & Company	2,671,888
32,550	Janus Capital Group, Inc.	442,680
5	Japan Logistics Fund, Inc.	8,986
200	Julius Baer Group, Ltd.	9,082
16,542	Kennedy-Wilson Holdings, Inc.	366,736
43,570	KeyCorp	566,846
1,384	Kilroy Realty Corporation	90,181
3,020	Lamar Advertising Company	157,584
3,271	LaSalle Hotel Properties	92,864
4,474	Lazard, Ltd.	193,724
2,200	Legg Mason, Inc.	91,542
11,954	Lincoln National Corporation	567,337
12,000	Link REIT	66,065
1,200	London Stock Exchange Group plc	43,985
4,450	M&T Bank Corporation	542,677
8,780	MetLife, Inc.	413,977
22,790	Morgan Stanley	717,885
4,000	MSCI, Inc.	237,840
500	Muenchener Rueckversicherungs-Gesellschaft AG	93,383
14,450	NASDAQ OMX Group, Inc.	770,618
4,000	National Interstate Corporation	106,720
27,308	Navient Corporation	306,942
34,000	New World Development Company, Ltd.	33,112
13,900	Nordea Bank AB	155,076
9,850	Northern Trust Corporation	671,376
3,000	Ogaki Kyoritsu Bank, Ltd.	11,820
2,700	Old Mutual plc	7,738
8,600	Oritani Financial Corporation	134,332
3,600	Oversea-Chinese Banking Corporation, Ltd.	22,292
29,919	PacWest Bancorp	1,280,832
14,960	Parkway Properties, Inc.	232,778
27,131	Pebblebrook Hotel Trust	961,794

Shares	Common Stock (57.5%)	Value
Financials (7.5%) - continued
1,550	Pennsylvania Real Estate Investment Trust	$30,736
2,580	Post Properties, Inc.	150,388
1,927	Potlatch Corporation	55,478
13,560	Primerica, Inc.	611,149
4,952	ProAssurance Corporation	242,995
4,800	Progressive Corporation	147,072
5,400	Provident Financial Services, Inc.	105,300
412	PS Business Parks, Inc.	32,705
9,400	Ramco-Gershenson Properties Trust	141,094
20,318	Raymond James Financial, Inc.	1,008,382
2,895	Realogy Holdings Corporation[a]	108,939
2,062	Redwood Trust, Inc.	28,538
8,710	Renasant Corporation	286,124
3,800	Resona Holdings, Inc.	19,362
1,950	Retail Opportunity Investments Corporation	32,253
5,100	Retail Properties of America, Inc.	71,859
11,610	RLJ Lodging Trust	293,385
1,350	Rouse Properties, Inc.	21,033
5,045	Safeguard Scientifics, Inc.[a]	78,399
653	Safety Insurance Group, Inc.	35,360
200	Sampo Oyj	9,679
6,601	Sandy Spring Bancorp, Inc.	172,814
1,300	Schroders plc	55,240
700	Selective Insurance Group, Inc.	21,742
1,520	Signature Bank[a]	209,091
1,200	Silver Bay Realty Trust Corporation REIT	19,212
9,200	Skandinaviska Enskilda Banken AB	98,396
181,971	SLM Corporation[a]	1,346,585
2,804	State Auto Financial Corporation	63,959
27,100	Stockland	73,626
1,200	Store Capital Corporation	24,792
15,691	Strategic Hotels & Resorts, Inc.[a]	216,379
11,000	Sumitomo Mitsui Trust Holdings, Inc.	40,315
17,250	Summit Hotel Properties, Inc.	201,308
7,539	SVB Financial Group[a]	871,056
2,100	Swiss Re AG	180,174
39,520	Synovus Financial Corporation	1,169,792
300	Talanx AG	8,988
29,750	Talmer Bancorp, Inc.	495,338
19,369	TD Ameritrade Holding Corporation	616,709
21,783	Terreno Realty Corporation	427,818
1,400	TriCo Bancshares	34,398
2,100	U.S. Bancorp	86,121
4,000	UBS Group AG	73,953
1,450	Union Bankshares Corporation	34,800
3,100	UNIQA Insurance Group AG	26,880
6,100	United Overseas Bank, Ltd.	79,648
5,708	Validus Holdings, Ltd.	257,260
2,873	Voya Financial, Inc.	111,386
6,424	W.R. Berkley Corporation	349,273
1,200	Wallenstam AB	9,867
1,607	Washington Real Estate Investment Trust	40,063
5,640	Webster Financial Corporation	200,953
12,050	Wells Fargo & Company	618,767
29,748	Western Alliance Bancorp[a]	913,561
3,100	Western Asset Mortgage Capital Corporation	39,091
1,750	Whitestone REIT	20,178
11,800	Wing Tai Holdings, Ltd.	13,863
1,399	Wintrust Financial Corporation	74,749
1,505	WSFS Financial Corporation	43,359
4,797	XL Group plc	174,227

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (57.5%)	Value
Financials (7.5%) - continued
62,850	Zions Bancorporation	$1,730,889
300	Zurich Insurance Group AG	73,652

	Total	68,451,603

Health Care (8.2%)
1,200	Abaxis, Inc.	52,788
79,460	Abbott Laboratories	3,195,881
6,300	ABIOMED, Inc.[a]	584,388
22,769	Acadia Healthcare Company, Inc.[a]	1,508,902
1,900	Acceleron Pharma, Inc.[a]	47,310
37,240	Acorda Therapeutics, Inc.[a]	987,232
24,227	Actavis, Inc.[a]	6,585,141
100	Actelion, Ltd.	12,710
13,000	Aetna, Inc.	1,422,330
19,350	Affymetrix, Inc.[a]	165,249
42,774	Akorn, Inc.[a]	1,219,273
21,580	Alexion Pharmaceuticals, Inc.[a]	3,374,896
21,198	Align Technology, Inc.[a]	1,203,198
5,261	Allscripts Healthcare Solutions, Inc.[a]	65,236
8,937	AmerisourceBergen Corporation	848,926
4,350	Amgen, Inc.	601,692
40,618	AMN Healthcare Services, Inc.[a]	1,218,946
2,100	AmSurg Corporation[a]	163,191
3,058	Anacor Pharmaceuticals, Inc.[a]	359,957
3,881	Analogic Corporation	318,397
1,000	Astellas Pharmaceutical, Inc.	12,944
7,574	Asterias Biotherapeutics, Inc.[a]	29,311
386	Atrion Corporation	144,735
4,160	Baxalta, Inc.	131,082
6,212	BioMarin Pharmaceutical, Inc.[a]	654,248
4,058	C.R. Bard, Inc.	756,046
14,050	Cambrex Corporation[a]	557,504
1,200	Cardinal Health, Inc.	92,184
32,901	Cardiovascular Systems, Inc.[a]	521,152
20,022	Centene Corporation[a]	1,085,793
98,030	Cerner Corporation[a]	5,877,879
100	Chemed Corporation	13,347
5,177	Cooper Companies, Inc.	770,648
400	CSL, Ltd.	25,173
8,726	Cyberonics, Inc.[a]	530,366
57,473	Depomed, Inc.[a]	1,083,366
7,925	Edwards Lifesciences Corporation[a]	1,126,697
5,268	Endo International plc[a]	364,967
950	Ensign Group, Inc.	40,499
26,411	Envision Healthcare Holdings, Inc.[a]	971,661
300	Esperion Therapeutics, Inc.[a]	7,077
1,500	Essilor International SA	183,254
11,000	EXACT Sciences Corporation[a]	197,890
70,362	ExamWorks Group, Inc.[a]	2,057,385
2,100	Express Scripts Holding Company[a]	170,016
100	Fresenius Medical Care AG & Company	7,816
100	Gerresheimer AG	7,310
45,470	Gilead Sciences, Inc.	4,464,699
10,170	Greatbatch, Inc.[a]	573,791
12,350	HCA Holdings, Inc.[a]	955,396
1,600	Hikma Pharmaceuticals plc	55,270
3,300	Hill-Rom Holdings, Inc.	171,567
20,450	Hologic, Inc.[a]	800,208
1,100	ICON plc[a]	78,067
280	Illumina, Inc.[a]	49,230
26,361	Impax Laboratories, Inc.[a]	928,171
17,300	Inogen, Inc.[a]	839,915
11,866	Intersect ENT, Inc.[a]	277,664
48,428	Ironwood Pharmaceuticals, Inc.[a]	504,620

Shares	Common Stock (57.5%)	Value
Health Care (8.2%) - continued
500	Kaken Pharmaceutical Company, Ltd.	$46,409
1,259	Laboratory Corporation of America Holdings[a]	136,564
200	Lonza Group AG	26,243
2,700	Magellan Health Services, Inc.[a]	149,661
2,250	MedAssets, Inc.[a]	45,135
5,400	Medivation, Inc.[a]	229,500
4,054	Medtronic, Inc.	271,375
9,780	Merck & Company, Inc.	483,034
2,018	Mettler-Toledo International, Inc.[a]	574,605
1,115	Molina Healthcare, Inc.[a]	76,768
18,958	Mylan NVa	763,249
2,407	National Healthcare Corporation	146,562
16,412	Neurocrine Biosciences, Inc.[a]	653,033
1,000	Nichi-iko Pharmaceutical Company, Ltd.	26,333
1,400	Novartis AG	128,677
36,771	NuVasive, Inc.[a]	1,773,098
3,200	NxStage Medical, Inc.[a]	50,464
300	Otsuka Holdings Company, Ltd.	9,579
300	Paramount Bed Holdings Company, Ltd.	8,921
7,090	Perrigo Company plc	1,115,044
37,550	Pfizer, Inc.	1,179,445
4,730	PharMerica Corporation[a]	134,663
1,550	Providence Service Corporation[a]	67,549
1,987	Puma Biotechnology, Inc.[a]	149,740
3,700	Quest Diagnostics, Inc.	227,439
5,945	Quintiles Transnational Holdings, Inc.[a]	413,594
300	Recordati SPA	6,923
4,050	Roche Holding AG ADR	133,448
800	Sagent Pharmaceuticals, Inc.[a]	12,264
200	Sanofi	19,040
8,600	Spectrum Pharmaceuticals, Inc.[a]	51,428
2,740	St. Jude Medical, Inc.	172,867
400	Suzuken Company, Ltd.	13,339
33,178	Team Health Holdings, Inc.[a]	1,792,607
31,177	Teleflex, Inc.	3,872,495
100	Teva Pharmaceutical Industries, Ltd.	5,651
5,013	Triple-S Management Corporation[a]	89,282
10,663	UnitedHealth Group, Inc.	1,237,015
13,764	Universal Health Services, Inc.	1,717,885
1,650	Vanda Pharmaceuticals, Inc.[a]	18,612
42,100	Veeva Systems, Inc.[a]	985,561
33,789	Vertex Pharmaceuticals, Inc.[a]	3,518,786
4,400	Waters Corporation[a]	520,124
1,347	Wellcare Health Plans, Inc.[a]	116,084
3,602	Zimmer Biomet Holdings, Inc.	338,336

	Total	74,563,022

Industrials (6.8%)
6,769	A.O. Smith Corporation	441,271
500	Aalberts Industries NV	14,818
2,150	AAR Corporation	40,785
1,065	ABM Industries, Inc.	29,085
200	Adecco SA	14,647
23,200	ADT Corporation	693,680
5,274	Aegion Corporation[a]	86,916
1,000	Aida Engineering, Ltd.	8,245
11,400	Air New Zealand, Ltd.	17,938
20,115	AMETEK, Inc.	1,052,417
7,841	Applied Industrial Technologies, Inc.	299,134
2,700	Argan, Inc.	93,636
5,000	Asahi Glass Company, Ltd.	29,217

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (57.5%)	Value
Industrials (6.8%) - continued
2,601	Astec Industries, Inc.	$87,160
9,340	AZZ, Inc.	454,765
9,146	B/E Aerospace, Inc.	401,509
6,300	BAE Systems plc	42,705
5,897	Beacon Roofing Supply, Inc.[a]	191,594
8,300	Boeing Company	1,086,885
3,300	Brink’s Company	89,133
9,550	Caterpillar, Inc.	624,188
3,000	Central Glass Company, Ltd.	13,111
2,199	CIRCOR International, Inc.	88,224
26,710	CLARCOR, Inc.	1,273,533
5,692	Comfort Systems USA, Inc.	155,164
300	Croda International plc	12,310
11,150	CSX Corporation	299,935
2,100	CTT-Correios de Portugal SA	23,455
1,243	Cubic Corporation	52,131
800	Cummins, Inc.	86,864
10,550	Curtiss-Wright Corporation	658,531
1,000	Dai Nippon Printing Company, Ltd.	9,662
1,300	Dart Group plc	9,518
92,520	Delta Air Lines, Inc.	4,151,372
900	Deutsche Post AG	24,933
8,220	Donaldson Company, Inc.	230,818
2,109	Dover Corporation	120,593
400	DSV AS	14,947
3,800	Eaton Corporation	194,940
200	Elbit Systems, Ltd.	14,785
24,484	EMCOR Group, Inc.	1,083,417
1,150	Ennis, Inc.	19,964
5,825	Equifax, Inc.	566,073
4,199	ESCO Technologies, Inc.	150,744
14,825	Expeditors International of Washington, Inc.	697,516
7,750	Federal Signal Corporation	106,252
10,640	Flowserve Corporation	437,730
100	Flughafen Wien Aktiengesellschaft	9,019
3,000	Fluor Corporation	127,050
33,888	Fortune Brands Home and Security, Inc.	1,608,663
2,977	Franklin Electric Company, Inc.	81,064
32,640	FTI Consulting, Inc.[a]	1,354,886
2,940	G & K Services, Inc.	195,863
859	Galliford Try plc	20,652
6,491	Gibraltar Industries, Inc.[a]	119,110
500	Go-Ahead Group plc	18,577
31,704	Granite Construction, Inc.	940,658
14,034	H&E Equipment Services, Inc.	234,648
800	Hamburger Hafen und Logistik AG	13,034
1,000	Hankyu Hanshin Holdings, Inc.	6,116
900	Hawaiian Holdings, Inc.[a]	22,212
37,410	Healthcare Services Group, Inc.	1,260,717
11,750	Heico Corporation	574,340
9,489	Hertz Global Holdings, Inc.[a]	158,751
1,457	Hillenbrand, Inc.	37,897
17,198	HNI Corporation	737,794
2,515	Honeywell International, Inc.	238,145
200	Hoshizaki Electric Company, Ltd.	14,019
4,358	Hub Group, Inc.[a]	158,675
5,250	Huntington Ingalls Industries, Inc.	562,538
37,187	Huron Consulting Group, Inc.[a]	2,325,303
1,600	Illinois Tool Works, Inc.	131,696
700	Inaba Denki Sangyo Company, Ltd.	21,121
47,500	Ingersoll-Rand plc	2,411,575
5,050	Insperity, Inc.	221,846
2,200	Intrum Justitia AB	76,102
8,100	ITOCHU Corporation	85,627

Shares	Common Stock (57.5%)	Value
Industrials (6.8%) - continued
2,200	Jacobs Engineering Group, Inc.[a]	$82,346
400	Jardine Matheson Holdings, Ltd.	18,940
9,764	JB Hunt Transport Services, Inc.	697,150
759	John Bean Technologies Corporation	29,032
100	Jungheinrich AG	7,250
2,716	Kaman Corporation	97,369
6,011	Kforce, Inc.	157,969
3,935	Kirby Corporation[a]	243,773
3,000	KITZ Corporation	13,350
2,200	Komatsu, Ltd.	32,293
700	KONE Oyj	26,641
700	Koninklijke Boskalis Westminster NV	30,641
27,830	Korn/Ferry International	920,338
4,580	Landstar System, Inc.	290,693
2,900	Lockheed Martin Corporation	601,199
10,750	Manpower, Inc.	880,317
19,900	Masco Corporation	501,082
1,345	Matson, Inc.	51,769
1,663	Matthews International Corporation	81,437
5,650	McGrath Rentcorp	150,798
17,050	Meritor, Inc.[a]	181,241
11,233	Middleby Corporation[a]	1,181,599
3,759	Mine Safety Appliances Company	150,247
1,200	MIRAIT Holdings Corporation	10,883
4,300	Mistras Group, Inc.[a]	55,255
1,000	Mitsuboshi Belting, Ltd.	7,612
7,859	Navigant Consulting, Inc.[a]	125,037
7,793	Nielsen Holdings plc	346,555
1,300	Nippon Konpo Unyu Soko Company, Ltd.	22,958
2,100	Nitto Kogyo Corporation	36,767
1,299	Nordson Corporation	81,759
2,800	Northrop Grumman Corporation	464,660
1,000	Obayashi Corporation	8,532
8,350	Old Dominion Freight Line, Inc.[a]	509,350
44,087	On Assignment, Inc.[a]	1,626,810
17,775	Oshkosh Corporation	645,766
4,970	Pentair, Ltd.	253,669
25,435	PGT, Inc.[a]	312,342
7,200	PowerSecure International, Inc.[a]	82,944
34,500	Progressive Waste Solutions, Ltd.	911,490
18,800	Proto Labs, Inc.[a]	1,259,600
950	Quanex Building Products Corporation	17,261
24,450	Raven Industries, Inc.	414,428
815	RBC Bearings, Inc.[a]	48,680
4,000	Rentokil Initial plc	8,935
5,850	Republic Services, Inc.	241,020
200	Rieter Holding AG	29,608
38,653	Ritchie Brothers Auctioneers, Inc.	1,000,340
8,852	Robert Half International, Inc.	452,868
4,648	Roper Industries, Inc.	728,342
2,945	Ryder System, Inc.	218,048
17,490	Saia, Inc.[a]	541,315
1,200	Sandvik AB	10,222
1,400	Siemens AG	125,072
50,141	Southwest Airlines Company	1,907,364
1,750	Spirit Aerosystems Holdings, Inc.[a]	84,595
12,241	Spirit Airlines, Inc.[a]	578,999
17,301	Stericycle, Inc.[a]	2,410,202
1,880	Sun Hydraulics Corporation	51,644
25,476	Swift Transportation Company[a]	382,650
700	Teleperformance SA	53,114
11,506	Tennant Company	646,407
2,870	Tetra Tech, Inc.	69,770
8,941	Textron, Inc.	336,539

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (57.5%)	Value
Industrials (6.8%) - continued
300	TKH Group NV	$10,882
2,000	Toppan Printing Company, Ltd.	16,111
1,800	Toro Company	126,972
200	Travis Perkins plc	5,967
3,402	Triumph Group, Inc.	143,156
2,700	TrueBlue, Inc.[a]	60,669
1,000	Tsubakimoto Chain Company	6,267
5,719	Tyco International plc	191,358
36,960	Union Pacific Corporation	3,267,634
8,595	United Continental Holdings, Inc.[a]	455,965
1,450	United Parcel Service, Inc.	143,100
7,782	United Rentals, Inc.[a]	467,309
2,803	Universal Forest Products, Inc.	161,677
3,515	Universal Truckload Services, Inc.	54,729
906	UTI Worldwide, Inc.[a]	4,159
2,200	Verisk Analytics, Inc.[a]	162,602
950	Virgin America, Inc.[a]	32,519
4,400	WABCO Holdings, Inc.[a]	461,252
19,996	WageWorks, Inc.[a]	901,420
23,077	Waste Connections, Inc.	1,121,081
4,902	Watsco, Inc.	580,789
12,085	Wesco Aircraft Holdings, Inc.[a]	147,437
4,500	West Corporation	100,800
1,509	Woodward, Inc.	61,416
400	Yuasa Trading Company, Ltd.	8,230

	Total	62,304,335

Information Technology (13.0%)
23,019	A10 Networks, Inc.[a]	137,884
4,150	Accenture plc	407,779
17,055	ACI Worldwide, Inc.[a]	360,202
3,734	Advanced Energy Industries, Inc.[a]	98,204
17,779	Agilent Technologies, Inc.	610,353
13,300	Akamai Technologies, Inc.[a]	918,498
54,590	Alibaba Group Holding, Ltd. ADR[a]	3,219,172
4,350	Alliance Data Systems Corporation[a]	1,126,563
800	Alps Electric Company, Ltd.	22,592
11,902	Ambarella, Inc.[a]	687,817
27,885	Amphenol Corporation	1,421,020
3,180	Analog Devices, Inc.	179,384
9,918	ANSYS, Inc.[a]	874,173
90,194	Apple, Inc.[b]	9,948,398
45,834	Applied Materials, Inc.	673,301
33,724	Applied Micro Circuits Corporation[a]	179,074
4,216	Applied Optoelectronics, Inc.[a]	79,176
9,260	Arista Networks, Inc.[a]	566,619
19,123	Aspen Technology, Inc.[a]	724,953
34,102	Atmel Corporation	275,203
3,400	AVG Technologies NVa	73,950
5,380	AVX Corporation	70,424
2,726	Belden, Inc.	127,277
18,980	Broadridge Financial Solutions, Inc.	1,050,543
83,878	Brocade Communications Systems, Inc.	870,654
9,254	Brooks Automation, Inc.	108,364
1,900	Brother Industries, Ltd.	22,903
4,246	Cabot Microelectronics Corporation[a]	164,490
5,000	Cadence Design Systems, Inc.[a]	103,400
4,300	Canon, Inc.	124,388
200	Cap Gemini SA	17,861
17,979	Cardtronics, Inc.[a]	587,913
1,400	Carsales.com, Ltd.	9,644
14,399	Cavium, Inc.[a]	883,667
1,600	Check Point Software Technologies, Ltd.[a]	126,928
22,860	Ciena Corporation[a]	473,659

Shares	Common Stock (57.5%)	Value
Information Technology (13.0%) - continued
71,000	Cisco Systems, Inc.	$1,863,750
3,389	Citrix Systems, Inc.[a]	234,790
23,030	Cognex Corporation	791,541
6,650	Cognizant Technology Solutions Corporation[a]	416,356
2,900	Comtech Telecommunications Corporation	59,769
14,579	Constant Contact, Inc.[a]	353,395
8,410	Cornerstone OnDemand, Inc.[a]	277,530
31,970	Criteo SA ADR[a]	1,200,154
3,500	Cvent, Inc.[a]	117,810
1,450	Dealertrack Technologies, Inc.[a]	91,582
23,211	Demandware, Inc.[a]	1,199,544
900	Dialog Semiconductor plc[a]	36,107
8,090	DST Systems, Inc.	850,583
400	DTS Corporation	9,451
24,174	eBay, Inc.[a]	590,813
6,163	Electro Rent Corporation	63,972
158,720	EMC Corporation	3,834,675
19,950	Envestnet, Inc.[a]	597,902
5,712	F5 Networks, Inc.[a]	661,450
5,327	Fabrinet[a]	97,644
106,690	Facebook, Inc.[a]	9,591,431
21,965	FARO Technologies, Inc.[a]	768,775
13,770	FEI Company	1,005,761
2,100	FleetCor Technologies, Inc.[a]	289,002
35,262	Fortinet, Inc.[a]	1,497,930
4,000	FUJIFILM Holdings NPV	149,529
11,420	Gartner, Inc.[a]	958,481
9,700	Glu Mobile, Inc.[a]	42,389
7,973	Google, Inc., Class Aa	5,089,724
8,087	Google, Inc., Class Ca	4,920,293
42,174	Guidewire Software, Inc.[a]	2,217,509
3,300	Harmonic, Inc.[a]	19,140
1,000	Hitachi Kokusai Electric, Inc.	10,567
52,469	HomeAway, Inc.[a]	1,392,527
7,197	IAC/InterActiveCorporation	469,748
10,058	Imperva, Inc.[a]	658,598
5,200	Infoblox, Inc.[a]	83,096
300	Ingenico Group	36,251
2,907	Intel Corporation	87,617
2,543	Intersil Corporation	29,753
1,200	IRESS, Ltd.	8,099
700	IT Holdings Corporation	15,880
600	ITOCHU Techno-Solutions Corporation	12,796
8,899	Ixia[a]	128,947
20,760	Juniper Networks, Inc.	533,740
8,866	Keysight Technologies, Inc.[a]	273,427
300	Kyocera Corporation	13,740
300	LinkedIn Corporation[a]	57,039
1,306	Littelfuse, Inc.	119,042
1,350	LogMeIn, Inc.[a]	92,016
3,038	Lumentum Holdings, Inc.[a]	51,494
9,074	Manhattan Associates, Inc.[a]	565,310
7,715	Marvell Technology Group, Ltd.	69,821
21,400	MasterCard, Inc.	1,928,568
11,740	Maxim Integrated Products, Inc.	392,116
2,120	Methode Electronics, Inc.	67,628
1,370	Microchip Technology, Inc.	59,033
17,520	Microsemi Corporation[a]	575,006
136,900	Microsoft Corporation	6,059,194
27,159	Monolithic Power Systems, Inc.	1,390,541
28,600	Nanometrics, Inc.[a]	347,204
24,530	National Instruments Corporation	681,689

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (57.5%)	Value
Information Technology (13.0%) - continued
1,700	NEC Networks & System Integration Corporation	$30,394
30,920	NetApp, Inc.	915,232
5,720	Newport Corporation[a]	78,650
7,951	Nice Systems, Ltd. ADR	447,880
300	NS Solutions Corporation	12,680
88,099	NVIDIA Corporation	2,171,640
6,710	NXP Semiconductors NVa	584,240
6,650	OmniVision Technologies, Inc.[a]	174,629
8,150	Oracle Corporation	294,378
200	Oracle Corporation Japan	8,446
3,520	Palo Alto Networks, Inc.[a]	605,440
2,080	Paychex, Inc.	99,070
32,174	PayPal Holdings, Inc.[a]	998,681
9,876	Plantronics, Inc.	502,195
17,963	Progress Software Corporation[a]	463,984
27,116	Proofpoint, Inc.[a]	1,635,637
25,666	QLIK Technologies, Inc.[a]	935,526
915	Rackspace Hosting, Inc.[a]	22,582
13,435	Red Hat, Inc.[a]	965,708
9,700	Ruckus Wireless, Inc.[a]	115,236
69,670	Salesforce.com, Inc.[a]	4,837,188
50	Samsung Electronics Company, Ltd. GDR	23,646
1,100	SAP SE	71,262
12,971	ServiceNow, Inc.[a]	900,836
7,699	Skyworks Solutions, Inc.	648,333
16,710	Solarwinds, Inc.[a]	655,700
350	Splunk, Inc.[a]	19,372
5,350	Symantec Corporation	104,164
353	SYNNEX Corporation	30,026
8,902	Synopsys, Inc.[a]	411,094
2,650	Take-Two Interactive Software, Inc.[a]	76,134
27,551	Teradyne, Inc.	496,194
6,100	Tessera Technologies, Inc.	197,701
5,530	Texas Instruments, Inc.	273,846
10,584	Textura Corporation[a]	273,491
400	Trend Micro, Inc.	14,130
4,622	Tyler Technologies, Inc.[a]	690,111
8,876	Ultimate Software Group, Inc.[a]	1,588,893
2,850	Ultra Clean Holdings, Inc.[a]	16,359
6,800	Vantiv, Inc.[a]	305,456
16,890	Veeco Instruments, Inc.[a]	346,414
15,099	Viavi Solutions, Inc.[a]	81,082
62,808	Virtusa Corporation[a]	3,222,678
101,660	Visa, Inc.	7,081,636
9,050	Web.com Group, Inc.[a]	190,774
5,687	Western Digital Corporation	451,775
5,850	Xerox Corporation	56,920
7,500	Xilinx, Inc.	318,000

	Total	117,881,142

Materials (2.1%)
9,350	Agnico Eagle Mines, Ltd.	236,742
7,770	Airgas, Inc.	694,094
2,900	Albemarle Corporation	127,890
49,050	Alcoa, Inc.	473,823
3,196	American Vanguard Corporation	36,946
1,236	AptarGroup, Inc.	81,527
5,700	Avery Dennison Corporation	322,449
9,283	Axalta Coating Systems, Ltd.[a]	235,231
6,580	Balchem Corporation	399,867
7,900	Ball Corporation	491,380
52,110	Barrick Gold Corporation	331,420
8,900	Berry Plastics Group, Inc.[a]	267,623
3,400	BillerudKorsnas AB	48,954

Shares	Common Stock (57.5%)	Value
Materials (2.1%) - continued
2,900	Boral, Ltd.	$10,786
700	Buzzi Unicem SPA	11,701
11,241	Celanese Corporation	665,130
6,786	CF Industries Holdings, Inc.	304,691
44,944	Chemtura Corporation[a]	1,286,297
1,798	Clearwater Paper Corporation[a]	84,937
850	Compass Minerals International, Inc.	66,614
26,890	Crown Holdings, Inc.[a]	1,230,217
4,300	Daicel Corporation	52,786
3,390	Dow Chemical Company	143,736
2,000	DOWA Holdings Company, Ltd.	15,156
6,840	Eagle Materials, Inc.	467,993
4,100	Eastman Chemical Company	265,352
36,190	Eldorado Gold Corporation	116,532
14,835	FMC Corporation	503,055
41,020	Freeport-McMoRan, Inc.	397,484
35,490	Goldcorp, Inc.	444,335
1,500	Hokuetsu Kishu Paper Company, Ltd.	8,150
500	Holmen AB	14,022
34,640	Horsehead Holding Corporation[a]	105,306
6,037	Innospec, Inc.	280,781
23,960	International Paper Company	905,448
62,460	Kinross Gold Corporation[a]	107,431
1,400	Koppers Holdings, Inc.	28,238
2,420	Martin Marietta Materials, Inc.	367,719
2,004	Minerals Technologies, Inc.	96,513
1,000	Mondi plc	20,959
4,650	Monsanto Company	396,831
6,658	Myers Industries, Inc.	89,217
22,050	Newmont Mining Corporation	354,343
400	Nippon Steel & Sumitomo Metal Corporation	7,289
6,873	Norsk Hydro ASA	22,918
3,330	Nucor Corporation	125,041
5,257	OceanaGold Corporation	7,682
2,000	Oji Holdings Corporation	8,584
25,910	Owens-Illinois, Inc.[a]	536,855
9,687	Packaging Corporation of America	582,770
43,473	PolyOne Corporation	1,275,498
550	Reliance Steel & Aluminum Company	29,705
2,000	Rengo Company, Ltd.	7,731
14,314	Rock-Tenn Company	736,312
3,370	Royal Gold, Inc.	158,323
3,500	RPM International, Inc.	146,615
1,800	Schnitzer Steel Industries, Inc.	24,372
10,400	Sealed Air Corporation	487,552
1,200	Silgan Holdings, Inc.	62,448
15,860	Silver Wheaton Corporation	190,479
45,892	Steel Dynamics, Inc.	788,425
2,308	Stillwater Mining Company[a]	23,842
3,000	Sumitomo Metal Mining Company, Ltd.	34,079
2,000	Sumitomo Seika Chemicals Company, Ltd.	12,811
27,710	Teck Resources, Ltd.	133,008
1,800	UPM-Kymmene Oyj	27,019
1,500	Vedanta Resources plc	9,662
5,100	Vulcan Materials Company	454,920
9,989	Wausau Paper Corporation	63,930
4,500	Westlake Chemical Corporation	233,505
52,460	Yamana Gold, Inc.	89,182
1,863	Yara International ASA	74,320

	Total	18,944,583

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (57.5%)	Value
Telecommunications Services (0.3%)
13,200	Bezeq Israel Telecommunication Corporation, Ltd.	$25,262
8,700	BT Group plc	55,371
2,300	Elisa Oyj	77,803
1,900	Freenet AG	62,861
30,900	KCOM Group plc	41,739
5,235	Level 3 Communications, Inc.[a]	228,717
5,300	Orange SA	80,345
1,100	Proximus SA	38,051
4,450	RingCentral, Inc.[a]	80,767
10,264	SBA Communications Corporation[a]	1,075,051
3,300	StarHub, Ltd.	8,035
40,600	Telstra Corporation, Ltd.	160,521
5,658	Verizon Communications, Inc.	246,180
2,000	Vivendi SA	47,384
17,350	Vonage Holdings Corporation[a]	102,018

	Total	2,330,105

Utilities (0.8%)
32,400	A2A SPA	40,224
10,400	American Electric Power Company, Inc.	591,344
2,400	Atmos Energy Corporation	139,632
1,350	Avista Corporation	44,887
4,500	CLP Holdings, Ltd.	38,470
3,400	DTE Energy Company	273,258
13,780	Dynegy, Inc.[a]	284,833
1,700	E.ON SE	14,589
6,050	Edison International, Inc.	381,573
3,708	El Paso Electric Company	136,529
28,000	Electricidade de Portugal SA	102,579
15,400	Enel SPA	68,715
4,400	Entergy Corporation	286,440
15,165	FirstEnergy Corporation	474,816
8,980	Laclede Group, Inc.	489,679
700	National Grid plc	9,749
2,450	New Jersey Resources Corporation	73,573
5,535	NiSource, Inc.	102,674
1,700	NorthWestern Corporation	91,511
3,000	Osaka Gas Company, Ltd.	11,374
2,750	Pacific Ethanol, Inc.[a]	17,848
7,440	PG&E Corporation	392,832
4,251	PNM Resources, Inc.	119,241
12,750	Public Service Enterprise Group, Inc.	537,540
9,700	Redes Energeticas Nacionais SGPS SA	29,082
2,300	Renewable Energy Group, Inc.[a]	19,044
3,079	Sempra Energy	297,801
300	Severn Trent plc	9,924
5,200	South Jersey Industries, Inc.	131,300
13,700	Southern Company	612,390
2,740	Southwest Gas Corporation	159,797
500	SSE plc	11,316
2,000	Toho Gas Company, Ltd.	11,794
4,200	United Utilities Group plc	58,867
1,600	Vectren Corporation	67,216
1,650	Westar Energy, Inc.	63,426
26,100	Wisconsin Energy Corporation	1,362,942

	Total	7,558,809

	Total Common Stock (cost $503,682,550)	522,979,536

Shares	Mutual Funds (32.8%)	Value
Affiliated Equity Mutual Funds (28.6%)
3,449,494	Thrivent Large Cap Stock Portfolio	37,645,704

Shares	Mutual Funds (32.8%)	Value
Affiliated Equity Mutual Funds (28.6%) - continued
2,929,577	Thrivent Large Cap Value Portfolio	$43,069,467
2,971,037	Thrivent Mid Cap Stock Portfolio	46,556,144
11,767,231	Thrivent Partner Worldwide Allocation Portfolio	101,918,340
1,990,971	Thrivent Small Cap Stock Portfolio	30,599,039

	Total	259,788,694

Affiliated Fixed Income Mutual Funds (2.8%)
1,607,645	Thrivent High Yield Portfolio	7,437,290
447,850	Thrivent Income Portfolio	4,455,925
902,936	Thrivent Limited Maturity Bond Portfolio	8,835,504
459,081	Thrivent Opportunity Income Plus Portfolio	4,554,951

	Total	25,283,670

Equity Mutual Funds (1.4%)
2,820	iShares MSCI EAFE Index Fund	161,642
19,055	iShares Russell 2000 Growth Index Fund	2,552,798
1,830	iShares Russell 2000 Index Fund	199,836
5,240	iShares Russell 2000 Value Index Fund	472,124
5,269	iShares S&P Mid-Cap 400 Value ETF	607,832
14,920	Market Vectors Oil Service ETF	410,002
4,330	ProShares Ultra S&P 500	240,748
110,200	SPDR Euro Stoxx 50 ETF	3,730,270
22,526	SPDR S&P 500 ETF Trust	4,316,657
4,800	SPDR S&P Biotech ETF	298,800

	Total	12,990,709

	Total Mutual Funds (cost $313,332,672)	298,063,073

Principal Amount	Long-Term Fixed Income (2.6%)	Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
$650,000	6.011%, 5/25/2036[c]	454,936

	Total	454,936

Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
34,140	0.644%, 12/25/2035[d]	17,652
	Residential Asset Securitization Trust
47,639	0.574%, 8/25/2037[d]	14,762
	Sequoia Mortgage Trust
135,764	2.861%, 9/20/2046	108,687
	WaMu Mortgage Pass Through Certificates
61,300	2.398%, 9/25/2036	55,196
88,828	2.316%, 10/25/2036	79,348

	Total	275,645

Mortgage-Backed Securities (1.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
875,000	3.000%, 10/1/2030[e]	910,273
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
875,000	4.000%, 10/1/2045[e]	931,441

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (2.6%)	Value
Mortgage-Backed Securities (1.3%) - continued
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
$900,000	3.500%, 10/1/2030[e]	$950,625
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,625,000	3.500%, 10/1/2045[e]	5,867,754
1,675,000	4.000%, 10/1/2045[e]	1,786,689
1,575,000	4.500%, 10/1/2045[e]	1,707,324

	Total	12,154,106

U.S. Government and Agencies (1.2%)
	Federal National Mortgage Association
665,000	0.875%, 5/21/2018	664,600
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	204,707
	U.S. Treasury Notes
225,000	0.625%, 10/15/2016	225,513
400,000	0.875%, 11/15/2017	401,417
825,000	1.500%, 10/31/2019	834,099
1,425,000	1.875%, 6/30/2020	1,458,658
250,000	2.125%, 9/30/2021	257,227
250,000	1.625%, 8/15/2022	247,884
2,100,000	2.250%, 11/15/2024	2,139,266
2,800,000	3.625%, 2/15/2044	3,219,927
	U.S. Treasury Notes, TIPS
1,342,146	0.125%, 4/15/2018	1,340,590

	Total	10,993,888

	Total Long-Term Fixed Income (cost $23,444,627)	23,878,575

Shares or Principal Amount	Short-Term Investments (6.6%)[f]	Value
	Federal Home Loan Bank Discount Notes
14,000,000	0.074%, 10/2/2015[b]	13,999,971
10,000,000	0.095%, 10/7/2015	9,999,842
5,000,000	0.100%, 10/8/2015	4,999,903
12,628,000	0.078%, 10/9/2015	12,627,780
3,000,000	0.120%, 10/14/2015	2,999,870
9,000,000	0.129%, 10/16/2015[b]	8,999,517
4,000,000	0.142%, 10/21/2015	3,999,684
1,000,000	0.090%, 11/18/2015	999,880
1,100,000	0.050%, 11/23/2015	1,099,919

	Total Short-Term Investments (at amortized cost)	59,726,366

	Total Investments (cost $900,186,215) 99.5%	$904,647,550

	Other Assets and Liabilities, Net 0.5%	4,150,862

	Total Net Assets 100.0%	$908,798,412

a	Non-income producing security.
b	At September 30, 2015, $17,809,075 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2015.

d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2015.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$77,544,438
Gross unrealized depreciation	(73,083,103)

Net unrealized appreciation (depreciation)	$4,461,335

Cost for federal income tax purposes	$900,186,215

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Aggressive Allocation Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	90,163,547	89,069,762	1,093,785	–
Consumer Staples	15,708,206	14,816,122	892,084	–
Energy	65,074,184	64,759,767	314,417	–
Financials	68,451,603	65,511,417	2,940,186	–
Health Care	74,563,022	73,967,430	595,592	–
Industrials	62,304,335	61,299,502	1,004,833	–
Information Technology	117,881,142	117,254,422	626,720	–
Materials	18,944,583	18,549,974	394,609	–
Telecommunications Services	2,330,105	1,732,733	597,372	–
Utilities	7,558,809	7,152,126	406,683	–
Mutual Funds
Affiliated Equity Mutual Funds	259,788,694	259,788,694	–	–
Equity Mutual Funds	12,990,709	12,990,709	–	–
Affiliated Fixed Income Mutual Funds	25,283,670	25,283,670	–	–
Long-Term Fixed Income
Asset-Backed Securities	454,936	–	454,936	–
Collateralized Mortgage Obligations	275,645	–	275,645	–
Mortgage-Backed Securities	12,154,106	–	12,154,106	–
U.S. Government and Agencies	10,993,888	–	10,993,888	–
Short-Term Investments	59,726,366	–	59,726,366	–

Total	$904,647,550	$812,176,328	$92,471,222	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,110,518	7,110,518	–	–

Total Asset Derivatives	$7,110,518	$7,110,518	$–	$–

Liability Derivatives
Futures Contracts	3,815,751	3,815,751	–	–

Total Liability Derivatives	$3,815,751	$3,815,751	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(20)	December 2015	($4,381,189)	($4,380,625)	$564
5-Yr. U.S. Treasury Bond Futures	30	December 2015	3,595,171	3,615,469	20,298
10-Yr. U.S. Treasury Bond Futures	6	December 2015	764,925	772,406	7,481
30-Yr. U.S. Treasury Bond Futures	(5)	December 2015	(772,680)	(786,719)	(14,039)
Eurex EURO STOXX 50 Futures	1,562	December 2015	52,933,369	51,794,620	(1,138,749)
Mini MSCI EAFE Index Futures	367	December 2015	31,193,985	30,268,325	(925,660)
Russell 2000 Index Mini-Futures	(658)	December 2015	(75,933,562)	(72,110,220)	3,823,342
S&P 400 Index Mini-Futures	(716)	December 2015	(100,841,935)	(97,583,640)	3,258,295
S&P 500 Index Futures	285	December 2015	137,732,178	135,994,875	(1,737,303)
Ultra Long Term U.S. Treasury Bond Futures	8	December 2015	1,282,712	1,283,250	538
Total Futures Contracts					$3,294,767

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Opportunity Income Plus	$4,542,552	$117,241	$–	459,081	$4,554,951	$117,244
Partner Small Cap Value	20,049,563	1,675,101	19,991,266	–	–	194,704
Small Cap Stock	31,911,232	4,338,403	–	1,990,971	30,599,039	144,359
Partner Mid Cap Value	30,716,459	3,777,077	30,111,360	–	–	170,654
Mid Cap Stock	49,659,992	5,682,366	–	2,971,037	46,556,144	296,119
Partner Worldwide Allocation	106,787,106	2,726,230	–	11,767,231	101,918,340	2,726,230
Large Cap Value	47,124,226	1,989,635	–	2,929,577	43,069,467	602,737
Large Cap Stock	38,896,156	3,466,177	–	3,449,494	37,645,704	469,824
High Yield	5,644,416	2,567,385	376,617	1,607,645	7,437,290	287,167
Income	4,473,519	223,629	–	447,850	4,455,925	124,102
Limited Maturity Bond	7,337,690	1,810,156	282,463	902,936	8,835,504	100,037
Cash Management Trust-Collateral Investment	241,100	556,872	797,972	–	–	1,547
Total Value and Income Earned	347,384,011				285,072,364	5,234,724

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value
Basic Materials (0.1%)
	Axalta Coating Systems US Holdings, Inc.,Term Loan
$803,259	3.750%, 2/1/2020	$795,371
	Fortescue Metals Group, Ltd., Term Loan
1,018,710	3.750%, 6/30/2019	830,890
	Ineos US Finance, LLC, Term Loan
1,351,303	3.750%, 12/15/2020	1,307,386
	NewPage Corporation, Term Loan
1,371,009	9.500%, 2/11/2021	738,631
	Tronox Pigments BV, Term Loan
457,989	4.250%, 3/19/2020	398,807
	Wausau Paper Corporation, Term Loan
788,105	6.500%, 7/30/2020	784,165

	Total	4,855,250

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
1,048,755	3.750%, 10/9/2019	1,032,038
	Berry Plastics Group, Inc., Term Loan
1,789,125	3.500%, 2/8/2020	1,770,948
	Silver II Borrower, Term Loan
448,533	4.000%, 12/13/2019	407,793

	Total	3,210,779

Communications Services (0.7%)
	Atlantic Broadband Penn, LLC, Term Loan
562,842	3.250%, 11/30/2019	557,450
	Birch Communication, Inc., Term Loan
1,408,715	7.750%, 7/17/2020	1,405,194
	CCO Safari III, LLC, Term Loan
140,000	3.500%, 1/24/2023	139,154
	Cengage Learning Acquisitions, Term Loan
2,520,396	7.000%, 3/31/2020	2,497,082
	Cequel Communications, LLC, Term Loan
568,115	3.500%, 2/14/2019	559,951
	Charter Communications Operating, LLC, Term Loan
239,488	3.000%, 7/1/2020	236,345
	Clear Channel Communications, Inc., Term Loan
449,628	7.694%, 7/30/2019	374,316
	Fairpoint Communications, Term Loan
1,194,375	7.500%, 2/14/2019	1,197,110
	Grande Communications Networks, LLC, Term Loan
728,252	4.500%, 5/29/2020	722,790
	Hargray Communications Group, Inc., Term Loan
1,434,548	5.250%, 6/26/2019	1,436,341
	iHeartCommunications, Inc., Term Loan
1,398,024	6.944%, 1/30/2019	1,156,865
	IMG Worldwide, Inc., Term Loan
477,582	5.250%, 5/6/2021	474,597
400,000	8.250%, 5/6/2022	379,000
	Integra Telecom Holdings, Inc., Term Loan
220,520	9.750%, 2/21/2020	218,959

Principal Amount	Bank Loans (1.9%)[a]	Value
Communications Services (0.7%) - continued
$726,450	5.250%, 8/14/2020	$721,459
	Intelsat Jackson Holdings SA, Term Loan
1,417,851	3.750%, 6/30/2019	1,377,797
	Level 3 Communications, Inc., Term Loan
1,555,000	4.000%, 1/15/2020	1,549,169
	Level 3 Financing, Inc., Term Loan
640,000	3.500%, 5/31/2022	634,131
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,765,000	4.500%, 1/7/2022	2,676,879
	LTS Buyer, LLC, Term Loan
1,066,173	4.000%, 4/13/2020	1,044,850
39,215	8.000%, 4/12/2021	38,725
	Mediacom Broadband, LLC, Term Loan
620,800	4.000%, 1/20/2020	618,938
	NEP Broadcasting, LLC, Term Loan
68,571	10.000%, 7/22/2020	68,114
	NEP/NCP Holdco, Inc., Term Loan
1,794,333	4.250%, 1/22/2020	1,753,960
	NTelos, Inc., Term Loan
358,900	5.750%, 11/9/2019	357,780
	SBA Senior Finance II, LLC, Term Loan
538,650	3.250%, 6/10/2022	530,457
	Syniverse Holdings, Inc., Term Loan
950,131	4.000%, 4/23/2019	865,807
	TNS, Inc., Term Loan
621,232	5.000%, 2/14/2020	620,070
	Univision Communications, Inc., Term Loan
1,658,700	4.000%, 3/1/2020	1,646,774
	Virgin Media Investment Holdings, Ltd., Term Loan
1,013,349	3.500%, 6/30/2023	997,520
	WideOpenWest Finance, LLC, Term Loan
1,589,413	4.500%, 4/1/2019	1,572,279
	XO Communications, LLC, Term Loan
295,500	4.250%, 3/20/2021	292,841
	Yankee Cable Acquisition, LLC, Term Loan
897,899	3.444%, 3/1/2020	894,254
	Zayo Group, LLC, Term Loan
1,450,969	3.750%, 7/2/2019	1,440,580

	Total	31,057,538

Consumer Cyclical (0.4%)
	Amaya Gaming Group, Inc., Term Loan
1,561,785	5.000%, 8/1/2021	1,534,454
	Burlington Coat Factory Warehouse Corporation, Term Loan
838,516	4.250%, 8/13/2021	838,508
	Ceridian HCM Holding, Inc., Term Loan
346,381	4.500%, 9/15/2020	327,548
	Chrysler Group, LLC, Term Loan
813,753	3.500%, 5/24/2017	809,278
	Golden Nugget, Inc., Delayed Draw
144,304	5.500%, 11/21/2019	144,439
	Golden Nugget, Inc., Term Loan
336,709	5.500%, 11/21/2019	337,025

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value
Consumer Cyclical (0.4%) - continued
	Hilton Worldwide Finance, LLC, Term Loan
$690,482	3.500%, 10/26/2020	$688,176
	J.C. Penney Corporation, Inc., Term Loan
361,675	6.000%, 5/22/2018	359,190
	Las Vegas Sands, LLC, Term Loan
4,617,750	3.250%, 12/19/2020	4,568,710
	Marina District Finance Company, Inc., Term Loan
2,022,292	6.500%, 8/15/2018	2,034,891
	MGM Resorts International, Term Loan
758,550	3.500%, 12/20/2019	752,102
	Mohegan Tribal Gaming Authority, Term Loan
1,733,090	5.500%, 6/15/2018	1,723,887
	Rite Aid Corporation, Term Loan
365,000	5.750%, 8/21/2020	368,650
	ROC Finance, LLC, Term Loan
1,327,900	5.000%, 6/20/2019	1,257,362
	Scientific Games International, Inc., Term Loan
408,759	6.000%, 10/18/2020	402,992
278,597	6.000%, 10/1/2021	274,721
	Seminole Indian Tribe of Florida, Term Loan
379,500	3.000%, 4/29/2020	377,762

	Total	16,799,695

Consumer Non-Cyclical (0.2%)
	Albertsons, Inc., Term Loan
1,071,232	5.375%, 3/21/2019	1,070,782
	Catalina Marketing Corporation, Term Loan
301,188	4.500%, 4/9/2021	257,515
	CHS/Community Health Systems, Inc., Term Loan
214,998	3.575%, 12/31/2018	214,583
201,773	3.750%, 1/27/2021	201,331
371,257	4.000%, 1/27/2021	371,165
	Endo Luxembourg Finance I Co Sarl, Term Loan
735,000	3.750%, 9/26/2022[b,c]	732,016
	JBS USA, LLC, Term Loan
804,656	3.750%, 5/25/2018	800,633
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,224,641	4.750%, 3/22/2019	1,225,155
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,985,770	4.750%, 6/30/2021	1,946,055
	Roundy's Supermarkets, Inc., Term Loan
1,495,632	5.750%, 3/3/2021	1,302,441
	Supervalu, Inc., Term Loan
1,098,274	4.500%, 3/21/2019	1,098,735
	Visant Corporation, Term Loan
1,844,743	7.000%, 9/23/2021	1,694,083

	Total	10,914,494

Energy (0.1%)
	Arch Coal, Inc., Term Loan
3,162,328	6.250%, 5/16/2018	1,778,810

Principal Amount	Bank Loans (1.9%)[a]	Value
Energy (0.1%) - continued
	Energy Solutions, LLC, Term Loan
$567,404	6.750%, 5/29/2020	$556,056
	Expro Holdings UK 2, Ltd., Term Loan
445,500	5.750%, 9/2/2021	360,298
	Fieldwood Energy, LLC, Term Loan
96,059	8.375%, 9/30/2020	26,416
	Houston Fuel Oil Terminal, LLC, Term Loan
945,450	4.250%, 8/19/2021	898,178
	McJunkin Red Man Corporation, Term Loan
412,263	4.750%, 11/8/2019	401,614
	Offshore Group Investment, Ltd., Term Loan
979,875	5.750%, 3/28/2019	309,356
	Pacific Drilling SA, Term Loan
483,862	4.500%, 6/3/2018	284,961
	Targa Resources Partners, LP, Term Loan
111,628	5.750%, 2/27/2022	111,488

	Total	4,727,177

Financials (0.1%)
	DJO Finance, LLC, Term Loan
550,000	4.250%, 6/7/2020	547,481
	GEO Group, Inc., Term Loan
240,465	3.250%, 4/3/2020	239,664
	Harland Clarke Holdings Corporation, Term Loan
717,188	6.000%, 8/4/2019	714,139
	MoneyGram International, Inc., Term Loan
955,500	4.250%, 3/27/2020	898,963
	WaveDivision Holdings, LLC, Term Loan
1,444,162	4.000%, 10/15/2019	1,439,946

	Total	3,840,193

Technology (0.2%)
	First Data Corporation, Term Loan
1,540,000	3.696%, 3/23/2018	1,526,047
640,000	3.696%, 9/24/2018	633,280
	Freescale Semiconductor, Inc., Term Loan
867,867	4.250%, 2/28/2020	866,782
589,960	5.000%, 1/15/2021	589,854
	Infor US, Inc., Term Loan
892,166	3.750%, 6/3/2020[b,c]	862,243
	Merrill Communications, LLC, Term Loan
4,035,720	6.250%, 6/1/2022	4,005,452
	SS&C European Holdings SARL, Term Loan
297,646	4.000%, 7/8/2022	297,833
47,085	4.000%, 7/8/2022	47,115

	Total	8,828,606

Transportation (<0.1%)
	American Airlines, Inc., Term Loan
1,031,625	3.250%, 6/27/2020	1,020,277
	OSG Bulk Ships, Inc., Term Loan
740,625	5.250%, 8/5/2019	732,293
	United Airlines, Inc., Term Loan
599,625	3.250%, 4/1/2019	596,753

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value
Transportation (<0.1%) - continued
$128,700	3.500%, 9/15/2021	$128,138

	Total	2,477,461

Utilities (<0.1%)
	Calpine Corporation, Term Loan
1,241,600	4.000%, 10/9/2019	1,237,975
104,734	4.000%, 10/31/2020	104,439
180,311	3.500%, 5/27/2022	177,206
	Intergen NV, Term Loan
478,975	5.500%, 6/15/2020	439,857

	Total	1,959,477

	Total Bank Loans (cost $93,287,642)	88,670,670

Shares	Common Stock (42.3%)	Value
Consumer Discretionary (6.8%)
76,637	Aaron’s, Inc.	2,767,362
600	ABC-MART, Inc.	33,543
3,200	Aisan Industry Company, Ltd.	29,363
900	Aisin Seiki Company, Ltd.	30,197
57,572	Amazon.com, Inc.[d]	29,470,531
29,600	American Axle & Manufacturing Holdings, Inc.[d]	590,224
18,931	American Public Education, Inc.[d]	443,932
17,010	AutoZone, Inc.[d]	12,312,348
25,250	Barnes & Noble, Inc.	305,778
500	Bayerische Motoren Werke AG	34,387
55,920	Bed Bath & Beyond, Inc.[d]	3,188,558
4,800	Berkeley Group Holdings plc	242,978
5,200	Big Lots, Inc.[e]	249,184
4,200	Bob Evans Farms, Inc.	182,070
1,000	Brembo SPA	38,687
1,200	Bridgestone Corporation	41,527
42,500	Brinker International, Inc.	2,238,475
66,364	Brunswick Corporation	3,178,172
49,071	Burlington Stores, Inc.[d]	2,504,584
7,000	Calsonic Kansei Corporation	52,565
26,965	Cedar Fair, LP	1,418,629
22,350	Cheesecake Factory, Inc.	1,206,006
38,050	Chegg, Inc.[d,e]	274,341
40,220	Children’s Place, Inc.	2,319,487
1,600	Chiyoda Company, Ltd.	51,338
12,000	Chuy’s Holdings, Inc.[d]	340,800
3,500	Cineworld Group plc	29,434
296,326	Comcast Corporation	16,855,023
1,900	Compass Group plc	30,348
85,948	Core-Mark Holding Company, Inc.	5,625,297
30,032	CSS Industries, Inc.	791,043
36,874	Culp, Inc.	1,182,549
700	Daiichikosho Company, Ltd.	24,811
22,300	Debenhams plc	26,690
28,530	Del Frisco’s Restaurant Group, Inc.[d]	396,282
50,464	Delphi Automotive plc	3,837,283
38,793	Discovery Communications, Inc., Class Ad,e	1,009,782
36,000	DISH Network Corporation[d]	2,100,240
39,090	Dollar Tree, Inc.[d]	2,605,739
29,290	Domino’s Pizza, Inc.	3,160,684
21,751	Dorman Products, Inc.[d,e]	1,106,908
28,308	Drew Industries, Inc.	1,545,900
8,900	Echo Entertainment Group, Ltd.	30,454
17,800	EDION Corporation[e]	122,177
2,100	Electrolux AB	59,339
102,680	Enterprise Inns plc[d]	168,398

Shares	Common Stock (42.3%)	Value
Consumer Discretionary (6.8%) - continued
36,570	Ethan Allen Interiors, Inc.[e]	$965,814
1,200	Eutelsat Communications	36,805
68,580	Finish Line, Inc.	1,323,594
90,450	Ford Motor Company	1,227,406
16,399	Fossil, Inc.[d,e]	916,376
36,219	Fred’s, Inc.	429,195
53,513	Gap, Inc.	1,525,121
1,500	Geo Holdings Corporation	23,969
117,894	G-III Apparel Group, Ltd.[d]	7,269,344
12,000	Gunze, Ltd.	36,300
7,200	Hakuhodo Dy Holdings, Inc.	68,262
79,618	Harley-Davidson, Inc.	4,371,028
40,066	Harman International Industries, Inc.	3,845,935
6,700	Haseko Corporation	75,900
47,670	Haverty Furniture Companies, Inc.	1,119,292
6,000	Heiwa Corporation	102,903
8,450	Hilton Worldwide Holdings, Inc.	193,843
151,320	Home Depot, Inc.	17,475,947
11,300	Honda Motor Company, Ltd.	337,268
63,880	Houghton Mifflin Harcourt Company[d]	1,297,403
300	Hugo Boss AG	33,732
5,900	Informa plc	50,235
2,000	Intertek Group plc	73,805
19,970	Interval Leisure Group, Inc.	366,649
8,200	iRobot Corporation[d,e]	238,948
4,000	Jack in the Box, Inc.	308,160
98,569	Jarden Corporation[d]	4,818,053
6,000	JB Hi-Fi, Ltd.	80,802
1,900	JM AB	51,105
50,077	Kate Spade & Company[d]	956,971
10,150	KB Home	137,533
88,560	Krispy Kreme Doughnuts, Inc.[d]	1,295,633
146,367	Las Vegas Sands Corporation	5,557,555
16,413	La-Z-Boy, Inc.	435,929
7,950	Lear Corporation	864,801
2,967	Liberty Broadband Corporation[d]	151,821
25,400	Liberty Interactive Corporation[d]	666,242
36,019	Limited Brands, Inc.	3,246,392
10,661	Lithia Motors, Inc.	1,152,561
75,100	LKQ Corporation[d]	2,129,836
111,960	Lowe’s Companies, Inc.	7,716,283
4,000	Luk Fook Holdings International, Ltd.	10,026
7,700	Lululemon Athletica, Inc.[d,e]	390,005
83,740	Macy’s, Inc.	4,297,537
34,111	Marriott International, Inc.	2,326,370
34,900	Marston’s plc	79,164
54,902	MDC Partners, Inc.	1,011,844
29,041	Meritage Homes Corporation[d]	1,060,577
6,450	Movado Group, Inc.	166,604
81,065	National CineMedia, Inc.	1,087,892
20,900	Nautilus, Inc.[d]	313,500
22,927	New Media Investment Group, Inc.	354,451
183,350	NIKE, Inc.	22,546,550
6,200	NOK Corporation	134,141
63,227	Nord Anglia Education, Inc.[d]	1,285,405
97,000	Nutrisystem, Inc.	2,572,440
14,470	Omnicom Group, Inc.	953,573
20,667	O’Reilly Automotive, Inc.[d]	5,166,750
79,955	Oxford Industries, Inc.	5,907,075
5,000	PanaHome Corporation	32,515
22,880	Papa John’s International, Inc.	1,566,822
81,954	Papa Murphy’s Holdings, Inc.[d,e]	1,203,085
7,600	Persimmon plc	231,316
22,061	Pier 1 Imports, Inc.[e]	152,221
50,194	PVH Corporation	5,116,776
26,668	Ralph Lauren Corporation	3,151,091

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (42.3%)	Value
Consumer Discretionary (6.8%) - continued
32,410	Red Robin Gourmet Burgers, Inc.[d]	$2,454,733
7,300	Rent-A-Center, Inc.	177,025
11,210	Restoration Hardware Holdings, Inc.[d,e]	1,046,005
84,494	Ross Stores, Inc.	4,095,424
26,750	Ruby Tuesday, Inc.[d]	166,118
20,000	Ruth’s Hospitality Group, Inc.	324,800
42,180	Scripps Networks Interactive, Inc.	2,074,834
2,000	SES SA	63,119
3,300	SHOWA Corporation	26,311
22,350	Shutterfly, Inc.[d]	799,013
9,703	Skechers USA, Inc.[d]	1,300,978
2,600	Sports Direct International plc[d]	29,829
62,977	Sportsman’s Warehouse Holdings, Inc.[d]	775,877
413,680	Starbucks Corporation	23,513,571
90,890	Starwood Hotels & Resorts Worldwide, Inc.	6,042,367
44,284	Stein Mart, Inc.	428,669
10,500	Sumitomo Forestry Company, Ltd.	117,611
5,100	Sumitomo Rubber Industries, Ltd.	70,794
5,000	Takashimaya Company, Ltd.	40,399
1,100	Tamron Company, Ltd.	20,094
56,500	Target Corporation	4,444,290
31,466	Tenneco, Inc.[d]	1,408,733
33,100	Tesla Motors, Inc.[d,e]	8,222,040
65,560	Time, Inc.	1,248,918
75,857	Toll Brothers, Inc.[d]	2,597,344
10,250	Tower International, Inc.[d]	243,540
24,965	Tractor Supply Company	2,105,049
174,219	Tuesday Morning Corporation[d]	942,525
12,000	UBM plc	88,350
9,452	Ulta Salon Cosmetics & Fragrance, Inc.[d]	1,543,984
28,062	Under Armour, Inc.[d]	2,715,840
19,610	Vail Resorts, Inc.	2,052,775
906	Valora Holding AG	172,511
18,176	VF Corporation	1,239,785
4,100	Vitamin Shoppe, Inc.[d]	133,824
6,000	Wacoal Holdings Corporation	71,790
8,500	WH Smith plc	201,489
8,500	Winnebago Industries, Inc.[e]	162,775
7,800	WPP plc	162,388
22,050	Wyndham Worldwide Corporation	1,585,395
1,500	Yokohama Rubber Company, Ltd.	26,456
59,300	Yum! Brands, Inc.	4,741,035
39,950	Zoe’s Kitchen, Inc.[d,e]	1,577,626

	Total	319,601,961

Consumer Staples (1.4%)
1,800	AarhusKarlshamn AB	116,895
89,450	Altria Group, Inc.	4,866,080
4,900	Axfood AB	80,943
1,115	Bakkafrost PF	35,640
24,300	Blue Buffalo Pet Products, Inc.[d]	435,213
6,106	Boston Beer Company, Inc.[d]	1,285,985
500	British American Tobacco plc	27,588
4,173	Britvic plc	42,886
4,250	Calavo Growers, Inc.	189,720
44,600	Campbell Soup Company	2,260,328
400	Carlsberg AS	30,737
30,440	Casey’s General Stores, Inc.	3,132,885
152,950	Coca-Cola Company	6,136,354
4,600	Coca-Cola Enterprises, Inc.	222,410
8,900	Coca-Cola HBC AG	188,400
855	Cranswick plc	20,643

Shares	Common Stock (42.3%)	Value
Consumer Staples (1.4%) - continued
80,600	CVS Health Corporation	$7,776,288
13,589	Energizer Holdings, Inc.	1,108,862
23,150	Flowers Foods, Inc.	572,731
58,926	Hain Celestial Group, Inc.[d]	3,040,582
1,500	Henkel AG & Company KGaA	132,583
10,400	Imperial Tobacco Group plc	537,666
3,600	Ingles Markets, Inc.	172,188
16,100	Ingredion, Inc.	1,405,691
3,900	Japan Tobacco, Inc.	120,979
2,200	Jeronimo Martins SGPS SA	29,692
4,000	Kao Corporation	181,323
300	Kerry Group plc	22,569
18,050	Keurig Green Mountain, Inc.	941,127
21,470	Kimberly-Clark Corporation	2,341,089
19,700	Koninklijke Ahold NV	384,310
900	KOSE Corporation	82,142
16,120	Mead Johnson Nutrition Company	1,134,848
36,824	Molson Coors Brewing Company	3,057,128
11,200	Mondelez International, Inc.	468,944
27,238	Monster Beverage Corporation[d]	3,680,943
5,600	Nestle SA	421,152
3,000	Nippon Meat Packers, Inc.	61,221
6,500	Nisshin Oillio Group, Ltd.	23,557
14,700	PepsiCo, Inc.	1,386,210
41,116	Philip Morris International, Inc.	3,261,732
21,035	Pinnacle Foods, Inc.	880,946
9,682	PriceSmart, Inc.	748,806
1,000	Royal Unibrew AS	37,441
6,350	SalMar ASA	100,382
57,629	SpartanNash Company	1,489,710
3,400	Suedzucker AG	61,829
700	Sugi Holdings Company, Ltd.	31,417
51,600	SUPERVALU, Inc.[d]	370,488
6,200	Swedish Match AB	187,417
300	TSURUHA Holdings, Inc.	25,853
126,954	Tyson Foods, Inc.	5,471,717
35,454	United Natural Foods, Inc.[d]	1,719,874
46,160	Universal Corporation[e]	2,288,151
31,310	WhiteWave Foods Company[d]	1,257,097
19,712	Whole Foods Market, Inc.	623,885

	Total	66,713,277

Energy (5.5%)
33,723	Antero Resources Corporation[d,e]	713,579
68,564	Atwood Oceanics, Inc.[e]	1,015,433
1,400	Azrieli Group, Ltd.	55,968
245,260	Baker Hughes, Inc.	12,763,330
43,968	Basic Energy Services, Inc.[d,e]	145,094
140,450	Bonanza Creek Energy, Inc.[d]	571,632
6,048	Bristow Group, Inc.	158,216
27,500	C&J Energy Services, Inc.[d,e]	96,800
15,900	Callon Petroleum Company[d]	115,911
245,460	Cameron International Corporation[d]	15,051,607
341,150	Canadian Natural Resources, Ltd.	6,635,368
92,920	Chevron Corporation	7,329,530
3,020	Cimarex Energy Company	309,490
12,469	Clayton Williams Energy, Inc.[d]	483,922
1,105,474	Cobalt International Energy, Inc.[d]	7,826,756
43,510	Columbia Pipeline Group, Inc.	795,798
108,906	Concho Resources, Inc.[d]	10,705,460
538,700	Denbury Resources, Inc.[e]	1,314,428
26,141	Devon Energy Corporation	969,570
12,173	Diamondback Energy, Inc.[d]	786,376
2,550	Dril-Quip, Inc.[d]	148,461
2,250	Energen Corporation	112,185
4,230	Ensco plc	59,558

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (42.3%)	Value
Energy (5.5%) - continued
339,882	EOG Resources, Inc.	$24,743,410
41,030	EP Energy Corporation[d,e]	211,305
349,136	EQT Corporation	22,613,539
14,600	ERG SPA	204,207
70,810	Exterran Holdings, Inc.	1,274,580
116,550	Exxon Mobil Corporation	8,665,492
17,400	Frank’s International NV	266,742
9,500	Green Plains, Inc.	184,870
2,500	Gulfport Energy Corporation[d]	74,200
114,700	Halliburton Company	4,054,645
10,700	Helix Energy Solutions Group, Inc.[d]	51,253
32,370	Helmerich & Payne, Inc.[e]	1,529,806
24,464	HollyFrontier Corporation	1,194,822
2,300	Idemitsu Kosan Company, Ltd.	35,232
158,360	Laredo Petroleum Holdings, Inc.[d,e]	1,493,335
861,488	Marathon Oil Corporation	13,266,915
382,100	Marathon Petroleum Corporation	17,702,693
3,710	National Oilwell Varco, Inc.	139,681
6,150	Newfield Exploration Company[d]	202,335
68,680	Noble Energy, Inc.	2,072,762
468,848	Oasis Petroleum, Inc.[d,e]	4,069,601
4,580	Oceaneering International, Inc.	179,902
4,065	Oil States International, Inc.[d]	106,218
115,210	Patterson-UTI Energy, Inc.	1,513,859
773,700	Petroleo Brasileiro SA ADR[d,e]	3,365,595
111,980	Rex Energy Corporation[d,e]	231,799
89,030	Rice Energy, Inc.[d]	1,438,725
537,550	Rowan Companies plc	8,681,432
2,344	Royal Dutch Shell plc	55,600
7,327	Royal Dutch Shell plc, Class B	173,248
110,830	Schlumberger, Ltd.	7,643,945
6,900	Showa Shell Sekiyu KK	54,391
22,654	SM Energy Company	725,834
494,245	Southwestern Energy Company[d]	6,271,969
550,910	Suncor Energy, Inc. ADR	14,720,315
28,450	Superior Energy Services, Inc.	359,323
190,731	Teekay Tankers, Ltd.	1,316,044
50,914	Tesco Corporation	363,526
1,850	Tesoro Corporation	179,894
22,800	TETRA Technologies, Inc.[d]	134,748
10,000	TonenGeneral Sekiyu KK	96,909
423,340	Total SA ADR[e]	18,927,531
167,586	Trinidad Drilling, Ltd.[e]	277,531
58,618	U.S. Silica Holdings, Inc.[e]	825,928
12,050	Unit Corporation[d]	135,683
2,119,916	Weatherford International, Ltd.[d]	17,976,888
16,300	Western Refining, Inc.	719,156
4,090	Whiting Petroleum Corporation[d]	62,454
4,400	Woodside Petroleum, Ltd.	90,053
5,450	World Fuel Services Corporation	195,110
35,350	WPX Energy, Inc.[d]	234,017

	Total	259,273,524

Financials (6.5%)
6,116	Acadia Realty Trust	183,908
22,150	ACE, Ltd.	2,290,310
37,232	Affiliated Managers Group, Inc.[d]	6,366,300
6,900	Allianz SE	1,083,947
34,650	Allied World Assurance Company Holdings AG	1,322,591
30,420	American Assets Trust, Inc.	1,242,961
50,440	American Campus Communities, Inc.	1,827,946
36,950	American Equity Investment Life Holding Company	861,305
41,130	American Financial Group, Inc.	2,834,268
50,800	American International Group, Inc.	2,886,456

Shares	Common Stock (42.3%)	Value
Financials (6.5%) - continued
101,350	Anworth Mortgage Asset Corporation	$500,669
24,083	Argo Group International Holdings, Ltd.	1,362,857
75,216	Arthur J. Gallagher & Company	3,104,916
32,720	Aspen Insurance Holdings, Ltd.	1,520,498
138,800	Assured Guaranty, Ltd.	3,470,000
18,500	Australia & New Zealand Banking Group, Ltd.	353,464
30,700	Bank Hapoalim, Ltd.	154,486
17,428	Bank Leumi Le-Israel BMd	65,053
401,240	Bank of America Corporation	6,251,319
36,150	Bank of New York Mellon Corporation	1,415,272
8,024	Bank of Queensland, Ltd.	65,688
50,852	Bank of the Ozarks, Inc.	2,225,284
54,000	Bank of Yokohama, Ltd.	328,214
92,350	BB&T Corporation	3,287,660
167,116	BBCN Bancorp, Inc.	2,510,082
5,300	Bendigo and Adelaide Bank, Ltd.	37,041
31,000	Berkshire Hathaway, Inc.[d]	4,042,400
18,900	BinckBank NV	156,120
99,550	Blackstone Group, LP	3,152,749
700	Bolsas y Mercados Espanoles SA	23,680
17,000	Boston Private Financial Holdings, Inc.	198,900
101,089	Brixmor Property Group, Inc.	2,373,570
14,250	Camden Property Trust	1,053,075
68,450	Capital One Financial Corporation	4,963,994
8,415	Capital Shopping Centres Group plc	42,001
25,200	CapitaMall Trust	33,697
49,460	Cathay General Bancorp	1,481,822
29,390	CBRE Group, Inc.[d]	940,480
154,186	Cedar Realty Trust, Inc.	957,495
81,400	Charles Schwab Corporation	2,324,784
7,000	Chiba Bank, Ltd.	49,708
318,197	Citigroup, Inc.	15,785,753
138,780	CNO Financial Group, Inc.	2,610,452
8,000	CNP Assurances	111,159
260,601	CoBiz Financial, Inc.	3,390,419
43,007	Columbia Banking System, Inc.	1,342,248
85,250	Comerica, Inc.	3,503,775
9,400	Commerce Bancshares, Inc.	428,264
15,850	Corporate Office Properties Trust	333,325
15,350	Corrections Corporation of America	453,439
36,700	DEXUS Property Group	185,076
25,580	Digital Realty Trust, Inc.	1,670,886
30,708	Direct Line Insurance Group plc	174,241
18,150	Discover Financial Services	943,619
8,084	DnB ASA	105,208
6,640	Douglas Emmett, Inc.	190,701
65,900	Duke Realty Corporation	1,255,395
41,023	East West Bancorp, Inc.	1,576,104
13,790	Education Realty Trust, Inc.	454,380
47,444	Employers Holdings, Inc.	1,057,527
57,970	Encore Capital Group, Inc.[d,e]	2,144,890
61,902	Essent Group, Ltd.[d]	1,538,265
32,700	EverBank Financial Corporation	631,110
49,127	Evercore Partners, Inc.	2,468,140
11,489	Everest Re Group, Ltd.	1,991,503
12,440	Extra Space Storage, Inc.	959,870
157,140	F.N.B. Corporation	2,034,963
4,650	FCB Financial Holdings, Inc.[d]	151,683
24,000	FelCor Lodging Trust, Inc.	169,680
312,367	Fifth Third Bancorp	5,906,860
101,200	First Commonwealth Financial Corporation	919,908
4,750	First Financial Bankshares, Inc.[e]	150,955

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (42.3%)	Value
Financials (6.5%) - continued
13,450	First Industrial Realty Trust, Inc.	$281,777
12,320	First Interstate BancSystem, Inc.	342,989
57,600	First Midwest Bancorp, Inc.	1,010,304
7,500	First NBC Bank Holding Company[d]	262,800
72,188	First Potomac Realty Trust	794,068
98,361	First Republic Bank	6,174,120
19,200	FlexiGroup, Ltd.[e]	31,834
64,200	Franklin Resources, Inc.	2,392,092
73,450	Franklin Street Properties Corporation	789,587
23,000	Frasers Centrepoint Trust	30,811
53,000	Fukuoka Financial Group, Inc.	252,431
79,329	Genworth Financial, Inc.[d]	366,500
57,294	Glacier Bancorp, Inc.	1,511,989
77,547	Green Bancorp, Inc.[d]	888,689
9,800	Green Dot Corporation[d]	172,480
22,500	Greenhill & Company, Inc.	640,575
3,099	Hamborner REIT AG	29,954
6,700	Hang Seng Bank, Ltd.	120,858
163,563	Hanmi Financial Corporation	4,121,788
3,200	Hannover Rueckversicherung SE	327,781
118,150	Hartford Financial Services Group, Inc.	5,408,907
89,268	Hatteras Financial Corporation	1,352,410
5,000	Henderson Land Development Company, Ltd.	29,898
13,500	Hersha Hospitality Trust	305,910
8,700	HFF, Inc.	293,712
9,400	Highwoods Properties, Inc.	364,250
12,000	Hokuhoku Financial Group, Inc.	27,476
73,204	Home BancShares, Inc.	2,964,762
31,467	Home Properties, Inc.	2,352,158
9,900	Hometrust Bancshares, Inc.[d]	183,645
41,450	Hospitality Properties Trust	1,060,291
107,595	Host Hotels & Resorts, Inc.	1,701,077
34,699	Houlihan Lokey, Inc.[d]	756,438
152,500	HSBC Holdings plc	1,150,413
7,000	Hufvudstaden AB	91,723
558,820	Huntington Bancshares, Inc.	5,923,492
53,000	Hysan Development Company, Ltd.	220,685
1,879	IG Group Holdings plc	21,899
5,350	InfraREIT, Inc.	126,688
8,100	Interactive Brokers Group, Inc.	319,707
63,919	Intercontinental Exchange, Inc.	15,020,326
23,571	Intermediate Capital Group plc	184,368
132,345	Invesco, Ltd.	4,133,134
15,600	Investa Office Fund	43,370
33,900	Investec plc	259,568
140,750	Investors Bancorp, Inc.	1,736,855
147,210	J.P. Morgan Chase & Company	8,975,394
103,240	Janus Capital Group, Inc.	1,404,064
16	Japan Logistics Fund, Inc.	28,755
700	Julius Baer Group, Ltd.	31,788
36,001	Kennedy-Wilson Holdings, Inc.	798,142
143,770	KeyCorp	1,870,448
12,900	Kilroy Realty Corporation	840,564
22,420	Lamar Advertising Company	1,169,876
29,877	LaSalle Hotel Properties	848,208
13,439	Lazard, Ltd.	581,909
20,500	Legg Mason, Inc.	853,005
57,499	Lincoln National Corporation	2,728,903
40,500	Link REIT	222,970
4,200	London Stock Exchange Group plc	153,947
13,150	M&T Bank Corporation[e]	1,603,642
120,940	MetLife, Inc.	5,702,321
177,700	Morgan Stanley	5,597,550

Shares	Common Stock (42.3%)	Value
Financials (6.5%) - continued
14,200	MSCI, Inc.	$844,332
1,700	Muenchener Rueckversicherungs-Gesellschaft AG	317,501
42,775	NASDAQ OMX Group, Inc.	2,281,191
34,829	National Interstate Corporation	929,238
131,131	Navient Corporation	1,473,912
115,000	New World Development Company, Ltd.	111,997
46,429	Nordea Bank AB	517,986
29,100	Northern Trust Corporation	1,983,456
8,000	Ogaki Kyoritsu Bank, Ltd.	31,520
9,300	Old Mutual plc	26,652
58,350	Oritani Financial Corporation	911,427
12,000	Oversea-Chinese Banking Corporation, Ltd.	74,307
79,595	PacWest Bancorp	3,407,462
47,470	Parkway Properties, Inc.	738,633
71,072	Pebblebrook Hotel Trust	2,519,502
7,500	Pennsylvania Real Estate Investment Trust	148,725
16,180	Post Properties, Inc.	943,132
17,965	Potlatch Corporation	517,212
43,010	Primerica, Inc.[e]	1,938,461
45,335	ProAssurance Corporation	2,224,588
16,800	Progressive Corporation	514,752
31,600	Provident Financial Services, Inc.	616,200
3,796	PS Business Parks, Inc.	301,326
33,300	Ramco-Gershenson Properties Trust	499,833
81,753	Raymond James Financial, Inc.	4,057,401
14,070	Realogy Holdings Corporation[d]	529,454
18,852	Redwood Trust, Inc.	260,912
27,640	Renasant Corporation	907,974
11,900	Resona Holdings, Inc.	60,633
9,400	Retail Opportunity Investments Corporation	155,476
18,100	Retail Properties of America, Inc.	255,029
56,067	RLJ Lodging Trust	1,416,813
12,650	Rouse Properties, Inc.	197,087
47,037	Safeguard Scientifics, Inc.[d]	730,955
6,107	Safety Insurance Group, Inc.	330,694
700	Sampo Oyj	33,878
61,583	Sandy Spring Bancorp, Inc.	1,612,243
4,500	Schroders plc	191,214
6,650	Selective Insurance Group, Inc.	206,549
8,270	Signature Bank[d]	1,137,621
11,200	Silver Bay Realty Trust Corporation REIT	179,312
30,800	Skandinaviska Enskilda Banken AB	329,413
507,061	SLM Corporation[d]	3,752,251
26,179	State Auto Financial Corporation	597,143
90,620	Stockland	246,198
11,300	Store Capital Corporation	233,458
55,653	Strategic Hotels & Resorts, Inc.[d]	767,455
36,000	Sumitomo Mitsui Trust Holdings, Inc.	131,942
61,134	Summit Hotel Properties, Inc.	713,434
35,429	SVB Financial Group[d]	4,093,467
7,100	Swiss Re AG	609,160
125,370	Synovus Financial Corporation	3,710,952
1,000	Talanx AG	29,958
106,340	Talmer Bancorp, Inc.	1,770,561
58,154	TD Ameritrade Holding Corporation	1,851,623
69,081	Terreno Realty Corporation	1,356,751
13,250	TriCo Bancshares	325,553
7,600	U.S. Bancorp	311,676
13,600	UBS Group AG	251,439
6,950	Union Bankshares Corporation	166,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (42.3%)	Value
Financials (6.5%) - continued
10,424	UNIQA Insurance Group AG	$90,387
20,314	United Overseas Bank, Ltd.	265,242
27,232	Validus Holdings, Ltd.	1,227,346
13,788	Voya Financial, Inc.	534,561
39,691	W.R. Berkley Corporation	2,158,000
3,800	Wallenstam AB	31,245
14,805	Washington Real Estate Investment Trust	369,089
40,990	Webster Financial Corporation	1,460,474
42,700	Wells Fargo & Company	2,192,645
74,696	Western Alliance Bancorp[d]	2,293,914
29,050	Western Asset Mortgage Capital Corporation[e]	366,321
16,300	Whitestone REIT	187,939
39,800	Wing Tai Holdings, Ltd.	46,760
12,680	Wintrust Financial Corporation	677,492
14,053	WSFS Financial Corporation	404,867
22,930	XL Group plc	832,818
283,135	Zions Bancorporation	7,797,538
1,000	Zurich Insurance Group AG	245,506

	Total	302,542,811

Health Care (5.5%)
4,300	Abaxis, Inc.	189,157
266,850	Abbott Laboratories	10,732,707
13,724	ABIOMED, Inc.[d]	1,273,038
48,896	Acadia Healthcare Company, Inc.[d]	3,240,338
6,850	Acceleron Pharma, Inc.[d]	170,565
110,280	Acorda Therapeutics, Inc.[d]	2,923,523
80,277	Actavis, Inc.[d]	21,820,091
400	Actelion, Ltd.	50,838
46,150	Aetna, Inc.	5,049,272
68,600	Affymetrix, Inc.[d,e]	585,844
111,378	Akorn, Inc.[d]	3,174,830
72,680	Alexion Pharmaceuticals, Inc.[d]	11,366,425
55,352	Align Technology, Inc.[d]	3,141,780
25,193	Allscripts Healthcare Solutions, Inc.[d]	312,393
26,841	AmerisourceBergen Corporation	2,549,627
34,550	Amgen, Inc.	4,778,956
123,164	AMN Healthcare Services, Inc.[d]	3,696,152
7,600	AmSurg Corporation[d]	590,596
6,541	Anacor Pharmaceuticals, Inc.[d]	769,941
18,890	Analogic Corporation	1,549,736
3,500	Astellas Pharmaceutical, Inc.	45,304
70,503	Asterias Biotherapeutics, Inc.[d,e]	272,847
3,599	Atrion Corporation	1,349,481
65,680	Baxalta, Inc.	2,069,577
18,654	BioMarin Pharmaceutical, Inc.[d]	1,964,639
12,037	C.R. Bard, Inc.	2,242,613
49,800	Cambrex Corporation[d]	1,976,064
4,200	Cardinal Health, Inc.	322,644
70,582	Cardiovascular Systems, Inc.[d]	1,118,019
52,454	Centene Corporation[d]	2,844,580
330,000	Cerner Corporation[d]	19,786,800
1,250	Chemed Corporation	166,838
15,543	Cooper Companies, Inc.	2,313,731
1,500	CSL, Ltd.	94,400
18,692	Cyberonics, Inc.[d]	1,136,100
142,474	Depomed, Inc.[d]	2,685,635
28,950	Edwards Lifesciences Corporation[d]	4,115,822
25,189	Endo International plc[d]	1,745,094
8,870	Ensign Group, Inc.	378,128
79,325	Envision Healthcare Holdings, Inc.[d]	2,918,367
2,850	Esperion Therapeutics, Inc.[d,e]	67,232
4,900	Essilor International SA	598,628
22,700	EXACT Sciences Corporation[d,e]	408,373

Shares	Common Stock (42.3%)	Value
Health Care (5.5%) - continued
182,361	ExamWorks Group, Inc.[d]	$5,332,236
33,300	Express Scripts Holding Company[d]	2,695,968
400	Fresenius Medical Care AG & Company	31,262
400	Gerresheimer AG	29,239
152,560	Gilead Sciences, Inc.	14,979,866
32,820	Greatbatch, Inc.[d]	1,851,704
44,000	HCA Holdings, Inc.[d]	3,403,840
5,600	Hikma Pharmaceuticals plc	193,444
11,900	Hill-Rom Holdings, Inc.	618,681
60,500	Hologic, Inc.[d]	2,367,365
3,810	ICON plc[d]	270,396
760	Illumina, Inc.[d]	133,623
56,629	Impax Laboratories, Inc.[d]	1,993,907
38,600	Inogen, Inc.[d]	1,874,030
25,517	Intersect ENT, Inc.[d]	597,098
109,126	Ironwood Pharmaceuticals, Inc.[d]	1,137,093
1,500	Kaken Pharmaceutical Company, Ltd.	139,226
5,747	Laboratory Corporation of America Holdings[d]	623,377
700	Lonza Group AG	91,851
9,600	Magellan Health Services, Inc.[d]	532,128
15,200	MedAssets, Inc.[d]	304,912
19,400	Medivation, Inc.[d]	824,500
65,278	Medtronic, Inc.	4,369,709
156,690	Merck & Company, Inc.	7,738,919
6,038	Mettler-Toledo International, Inc.[d]	1,719,260
5,340	Molina Healthcare, Inc.[d]	367,659
61,613	Mylan NVd,e	2,480,539
22,479	National Healthcare Corporation	1,368,746
42,554	Neurocrine Biosciences, Inc.[d]	1,693,224
3,600	Nichi-iko Pharmaceutical Company, Ltd.	94,798
4,800	Novartis AG	441,177
93,013	NuVasive, Inc.[d]	4,485,087
20,550	NxStage Medical, Inc.[d]	324,074
1,100	Otsuka Holdings Company, Ltd.	35,125
700	Paramount Bed Holdings Company, Ltd.	20,815
21,290	Perrigo Company plc	3,348,278
231,550	Pfizer, Inc.	7,272,986
19,630	PharMerica Corporation[d]	558,866
5,600	Providence Service Corporation[d]	244,048
5,068	Puma Biotechnology, Inc.[d]	381,924
13,050	Quest Diagnostics, Inc.	802,184
33,320	Quintiles Transnational Holdings, Inc.[d]	2,318,072
1,300	Recordati SPA	29,998
200	Roche Holding AG	53,094
65,300	Roche Holding AG ADR	2,151,635
7,500	Sagent Pharmaceuticals, Inc.[d]	114,975
800	Sanofi	76,161
30,800	Spectrum Pharmaceuticals, Inc.[d,e]	184,184
13,390	St. Jude Medical, Inc.	844,775
1,600	Suzuken Company, Ltd.	53,355
86,581	Team Health Holdings, Inc.[d]	4,677,971
85,925	Teleflex, Inc.	10,672,744
500	Teva Pharmaceutical Industries, Ltd.	28,257
46,783	Triple-S Management Corporation[d]	833,205
59,286	UnitedHealth Group, Inc.	6,877,769
41,107	Universal Health Services, Inc.	5,130,565
15,250	Vanda Pharmaceuticals, Inc.[d,e]	172,020
90,000	Veeva Systems, Inc.[d,e]	2,106,900
112,532	Vertex Pharmaceuticals, Inc.[d]	11,719,083
13,000	Waters Corporation[d]	1,536,730

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (42.3%)	Value
Health Care (5.5%) - continued
12,570	Wellcare Health Plans, Inc.[d]	$1,083,283
17,389	Zimmer Biomet Holdings, Inc.	1,633,349

	Total	258,658,014

Industrials (5.0%)
39,712	A.O. Smith Corporation	2,588,825
1,600	Aalberts Industries NV	47,418
7,850	AAR Corporation	148,914
4,990	ABM Industries, Inc.	136,277
700	Adecco SA	51,265
68,600	ADT Corporation[e]	2,051,140
49,216	Aegion Corporation[d]	811,080
3,000	Aida Engineering, Ltd.	24,735
38,213	Air New Zealand, Ltd.	60,130
81,090	AMETEK, Inc.	4,242,629
40,370	Applied Industrial Technologies, Inc.	1,540,115
9,600	Argan, Inc.	332,928
17,000	Asahi Glass Company, Ltd.	99,336
24,278	Astec Industries, Inc.	813,556
29,650	AZZ, Inc.	1,443,659
27,466	B/E Aerospace, Inc.	1,205,757
21,100	BAE Systems plc	143,028
54,110	Beacon Roofing Supply, Inc.[d]	1,758,034
53,550	Boeing Company	7,012,372
11,900	Brink’s Company	321,419
33,900	Caterpillar, Inc.	2,215,704
8,900	Central Glass Company, Ltd.	38,897
20,502	CIRCOR International, Inc.	822,540
73,480	CLARCOR, Inc.	3,503,526
53,068	Comfort Systems USA, Inc.	1,446,634
1,100	Croda International plc	45,137
178,450	CSX Corporation	4,800,305
7,100	CTT-Correios de Portugal SA	79,301
11,607	Cubic Corporation	486,798
2,850	Cummins, Inc.	309,453
33,480	Curtiss-Wright Corporation	2,089,822
4,000	Dai Nippon Printing Company, Ltd.	38,649
4,362	Dart Group plc	31,937
313,790	Delta Air Lines, Inc.	14,079,757
3,100	Deutsche Post AG	85,880
55,770	Donaldson Company, Inc.	1,566,022
10,033	Dover Corporation	573,687
1,600	DSV AS	59,787
13,500	Eaton Corporation	692,550
800	Elbit Systems, Ltd.	59,139
77,654	EMCOR Group, Inc.	3,436,190
11,000	Ennis, Inc.	190,960
17,350	Equifax, Inc.	1,686,073
39,180	ESCO Technologies, Inc.	1,406,562
55,000	Expeditors International of Washington, Inc.	2,587,750
27,450	Federal Signal Corporation	376,340
36,540	Flowserve Corporation	1,503,256
396	Flughafen Wien Aktiengesellschaft	35,714
100	Flughafen Zuerich AG	69,603
49,650	Fluor Corporation	2,102,678
118,915	Fortune Brands Home and Security, Inc.	5,644,895
27,776	Franklin Electric Company, Inc.	756,340
86,480	FTI Consulting, Inc.[d]	3,589,785
27,446	G & K Services, Inc.	1,828,453
2,961	Galliford Try plc	71,187
60,544	Gibraltar Industries, Inc.[d]	1,110,982
1,500	Go-Ahead Group plc	55,730
91,283	Granite Construction, Inc.	2,708,367
32,020	H&E Equipment Services, Inc.	535,374

Shares	Common Stock (42.3%)	Value
Industrials (5.0%) - continued
2,500	Hamburger Hafen und Logistik AG	$40,730
4,000	Hankyu Hanshin Holdings, Inc.	24,464
8,650	Hawaiian Holdings, Inc.[d]	213,482
81,051	Healthcare Services Group, Inc.	2,731,419
26,796	Heico Corporation	1,309,788
45,636	Hertz Global Holdings, Inc.[d]	763,490
13,609	Hillenbrand, Inc.	353,970
53,584	HNI Corporation	2,298,754
39,372	Honeywell International, Inc.	3,728,135
500	Hoshizaki Electric Company, Ltd.	35,048
32,804	Hub Group, Inc.[d]	1,194,394
15,950	Huntington Ingalls Industries, Inc.	1,709,043
93,357	Huron Consulting Group, Inc.[d]	5,837,613
5,800	Illinois Tool Works, Inc.	477,398
2,100	Inaba Denki Sangyo Company, Ltd.	63,363
199,510	Ingersoll-Rand plc	10,129,123
26,050	Insperity, Inc.	1,144,376
7,200	Intrum Justitia AB	249,063
27,000	ITOCHU Corporation	285,423
7,800	Jacobs Engineering Group, Inc.[d]	291,954
1,307	Jardine Matheson Holdings, Ltd.	61,888
29,333	JB Hunt Transport Services, Inc.	2,094,376
7,143	John Bean Technologies Corporation	273,220
500	Jungheinrich AG	36,252
25,343	Kaman Corporation	908,547
56,084	Kforce, Inc.	1,473,888
18,942	Kirby Corporation[d]	1,173,457
10,000	KITZ Corporation	44,501
7,600	Komatsu, Ltd.	111,556
2,200	KONE Oyj	83,728
2,200	Koninklijke Boskalis Westminster NV	96,300
102,881	Korn/Ferry International	3,402,275
37,859	Landstar System, Inc.	2,402,911
10,300	Lockheed Martin Corporation	2,135,293
32,290	Manpower, Inc.	2,644,228
58,900	Masco Corporation	1,483,102
12,471	Matson, Inc.	480,009
15,213	Matthews International Corporation	744,981
52,421	McGrath Rentcorp	1,399,116
104,650	Meritor, Inc.[d]	1,112,429
24,008	Middleby Corporation[d]	2,525,402
25,552	Mine Safety Appliances Company	1,021,313
3,900	MIRAIT Holdings Corporation	35,371
15,450	Mistras Group, Inc.[d]	198,533
4,000	Mitsuboshi Belting, Ltd.	30,447
73,317	Navigant Consulting, Inc.[d]	1,166,473
23,404	Nielsen Holdings plc	1,040,776
4,200	Nippon Konpo Unyu Soko Company, Ltd.	74,173
7,000	Nitto Kogyo Corporation	122,557
11,696	Nordson Corporation	736,146
10,050	Northrop Grumman Corporation	1,667,797
4,000	Obayashi Corporation	34,129
25,067	Old Dominion Freight Line, Inc.[d]	1,529,087
121,286	On Assignment, Inc.[d]	4,475,453
52,616	Oshkosh Corporation	1,911,539
44,590	Pentair, Ltd.	2,275,874
57,492	PGT, Inc.[d]	706,002
25,500	PowerSecure International, Inc.[d]	293,760
109,440	Progressive Waste Solutions, Ltd.	2,891,405
44,416	Proto Labs, Inc.[d,e]	2,975,872
8,900	Quanex Building Products Corporation	161,713
77,560	Raven Industries, Inc.	1,314,642
7,603	RBC Bearings, Inc.[d]	454,127
13,500	Rentokil Initial plc	30,156

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (42.3%)	Value
Industrials (5.0%) - continued
20,750	Republic Services, Inc.	$854,900
474	Rieter Holding AG	70,171
103,870	Ritchie Brothers Auctioneers, Inc.[e]	2,688,156
26,572	Robert Half International, Inc.	1,359,424
13,962	Roper Industries, Inc.	2,187,845
14,670	Ryder System, Inc.	1,086,167
39,613	Saia, Inc.[d]	1,226,022
4,200	Sandvik AB	35,777
4,800	Siemens AG	428,820
156,561	Southwest Airlines Company	5,955,580
6,250	Spirit Aerosystems Holdings, Inc.[d]	302,125
26,097	Spirit Airlines, Inc.[d]	1,234,388
55,628	Stericycle, Inc.[d]	7,749,537
17,537	Sun Hydraulics Corporation	481,741
57,165	Swift Transportation Company[d]	858,618
2,200	Teleperformance SA	166,931
36,510	Tennant Company	2,051,132
20,970	Tetra Tech, Inc.	509,781
43,219	Textron, Inc.	1,626,763
1,200	TKH Group NV	43,527
7,000	Toppan Printing Company, Ltd.	56,388
6,700	Toro Company	472,618
1,000	Travis Perkins plc	29,833
16,417	Triumph Group, Inc.	690,827
25,350	TrueBlue, Inc.[d]	569,615
2,600	Tsubakimoto Chain Company	16,295
27,343	Tyco International plc	914,897
124,250	Union Pacific Corporation	10,984,942
41,233	United Continental Holdings, Inc.[d]	2,187,411
23,700	United Parcel Service, Inc.	2,338,953
23,369	United Rentals, Inc.[d]	1,403,308
23,916	Universal Forest Products, Inc.	1,379,475
32,769	Universal Truckload Services, Inc.	510,213
8,429	UTI Worldwide, Inc.[d]	38,689
8,100	Verisk Analytics, Inc.[d]	598,671
4,700	Virgin America, Inc.[d,e]	160,881
13,050	WABCO Holdings, Inc.[d]	1,368,032
42,403	WageWorks, Inc.[d]	1,911,527
84,569	Waste Connections, Inc.	4,108,362
10,439	Watsco, Inc.	1,236,813
73,110	Wesco Aircraft Holdings, Inc.[d]	891,942
16,300	West Corporation	365,120
14,065	Woodward, Inc.	572,445
900	Yuasa Trading Company, Ltd.	18,517

	Total	234,013,394

Information Technology (8.9%)
37,582	A10 Networks, Inc.[d]	225,116
14,850	Accenture plc	1,459,161
111,680	ACI Worldwide, Inc.[d]	2,358,682
34,846	Advanced Energy Industries, Inc.[d]	916,450
53,400	Agilent Technologies, Inc.	1,833,222
39,970	Akamai Technologies, Inc.[d]	2,760,328
183,450	Alibaba Group Holding, Ltd. ADR[d,e]	10,818,047
12,900	Alliance Data Systems Corporation[d]	3,340,842
2,700	Alps Electric Company, Ltd.	76,248
25,533	Ambarella, Inc.[d,e]	1,475,552
83,744	Amphenol Corporation	4,267,594
13,930	Analog Devices, Inc.	785,791
29,781	ANSYS, Inc.[d]	2,624,897
303,176	Apple, Inc.[f]	33,440,313
135,502	Applied Materials, Inc.	1,990,524
72,266	Applied Micro Circuits Corporation[d]	383,732
9,014	Applied Optoelectronics, Inc.[d,e]	169,283
23,080	Arista Networks, Inc.[d,e]	1,412,265
46,630	Aspen Technology, Inc.[d]	1,767,743

Shares	Common Stock (42.3%)	Value
Information Technology (8.9%) - continued
114,895	Atmel Corporation	$927,203
12,250	AVG Technologies NVd	266,438
26,080	AVX Corporation	341,387
26,013	Belden, Inc.	1,214,547
60,220	Broadridge Financial Solutions, Inc.	3,333,177
396,103	Brocade Communications Systems, Inc.	4,111,549
86,318	Brooks Automation, Inc.	1,010,784
6,600	Brother Industries, Ltd.	79,557
36,472	Cabot Microelectronics Corporation[d]	1,412,925
46,700	Cadence Design Systems, Inc.[d]	965,756
14,800	Canon, Inc.	428,127
600	Cap Gemini SA	53,582
40,611	Cardtronics, Inc.[d]	1,327,980
4,600	Carsales.com, Ltd.	31,689
31,031	Cavium, Inc.[d]	1,904,372
5,400	Check Point Software Technologies, Ltd.[d,e]	428,382
68,641	Ciena Corporation[d,e]	1,422,242
546,690	Cisco Systems, Inc.	14,350,612
16,356	Citrix Systems, Inc.[d]	1,133,144
48,955	Cognex Corporation	1,682,583
23,550	Cognizant Technology Solutions Corporation[d]	1,474,465
10,500	Comtech Telecommunications Corporation	216,405
31,441	Constant Contact, Inc.[d]	762,130
17,920	Cornerstone OnDemand, Inc.[d]	591,360
81,690	Criteo SA ADR[d,e]	3,066,643
23,750	Cvent, Inc.[d,e]	799,425
12,936	Dealertrack Technologies, Inc.[d]	817,038
55,514	Demandware, Inc.[d,e]	2,868,964
3,000	Dialog Semiconductor plc[d]	120,357
20,590	DST Systems, Inc.	2,164,833
1,300	DTS Corporation	30,717
80,998	eBay, Inc.[d]	1,979,591
55,957	Electro Rent Corporation	580,834
631,190	EMC Corporation	15,249,550
48,850	Envestnet, Inc.[d,e]	1,464,035
17,920	F5 Networks, Inc.[d]	2,075,136
49,672	Fabrinet[d]	910,488
361,820	Facebook, Inc.[d]	32,527,618
57,359	FARO Technologies, Inc.[d]	2,007,565
37,320	FEI Company	2,725,853
7,600	FleetCor Technologies, Inc.[d]	1,045,912
105,901	Fortinet, Inc.[d]	4,498,674
13,500	FUJIFILM Holdings NPV	504,659
34,296	Gartner, Inc.[d]	2,878,463
90,950	Glu Mobile, Inc.[d,e]	397,451
27,443	Google, Inc., Class Ad	17,518,788
33,487	Google, Inc., Class Cd	20,374,161
104,992	Guidewire Software, Inc.[d]	5,520,479
30,650	Harmonic, Inc.[d]	177,770
3,000	Hitachi Kokusai Electric, Inc.	31,701
133,848	HomeAway, Inc.[d]	3,552,326
23,500	IAC/InterActiveCorporation	1,533,845
30,209	Imperva, Inc.[d]	1,978,085
30,000	Infoblox, Inc.[d]	479,400
1,200	Ingenico Group	145,004
46,506	Intel Corporation	1,401,691
23,696	Intersil Corporation	277,243
4,000	IRESS, Ltd.	26,997
2,400	IT Holdings Corporation	54,445
1,600	ITOCHU Techno-Solutions Corporation	34,124
82,973	Ixia[d]	1,202,279

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (42.3%)	Value
Information Technology (8.9%) - continued
61,377	Juniper Networks, Inc.	$1,578,003
26,622	Keysight Technologies, Inc.[d]	821,022
1,000	Kyocera Corporation	45,800
1,050	LinkedIn Corporation[d]	199,637
12,165	Littelfuse, Inc.	1,108,840
7,950	LogMeIn, Inc.[d]	541,872
14,536	Lumentum Holdings, Inc.[d]	246,385
20,794	Manhattan Associates, Inc.[d]	1,295,466
37,090	Marvell Technology Group, Ltd.	335,664
71,780	MasterCard, Inc.	6,468,814
56,446	Maxim Integrated Products, Inc.	1,885,296
19,768	Methode Electronics, Inc.	630,599
6,600	Microchip Technology, Inc.[e]	284,394
55,570	Microsemi Corporation[d]	1,823,807
589,500	Microsoft Corporation	26,091,270
74,731	Monolithic Power Systems, Inc.	3,826,227
61,300	Nanometrics, Inc.[d]	744,182
77,830	National Instruments Corporation	2,162,896
5,500	NEC Networks & System Integration Corporation	98,332
110,503	NetApp, Inc.	3,270,889
33,175	Newport Corporation[d]	456,156
23,896	Nice Systems, Ltd. ADR	1,346,062
1,000	NS Solutions Corporation	42,267
279,566	NVIDIA Corporation	6,891,302
20,146	NXP Semiconductors NVd	1,754,112
62,150	OmniVision Technologies, Inc.[d]	1,632,059
130,750	Oracle Corporation	4,722,690
700	Oracle Corporation Japan	29,560
10,590	Palo Alto Networks, Inc.[d]	1,821,480
10,230	Paychex, Inc.	487,255
107,848	PayPal Holdings, Inc.[d]	3,347,602
31,354	Plantronics, Inc.	1,594,351
80,644	Progress Software Corporation[d]	2,083,035
58,155	Proofpoint, Inc.[d,e]	3,507,910
77,057	QLIK Technologies, Inc.[d]	2,808,728
4,690	Rackspace Hosting, Inc.[d]	115,749
43,010	Red Hat, Inc.[d]	3,091,559
74,700	Ruckus Wireless, Inc.[d]	887,436
236,640	Salesforce.com, Inc.[d]	16,429,915
550	Samsung Electronics Company, Ltd. GDR	260,110
3,600	SAP SE	233,223
38,958	ServiceNow, Inc.[d]	2,705,633
24,540	Skyworks Solutions, Inc.	2,066,513
100,560	Solarwinds, Inc.[d]	3,945,974
3,600	Splunk, Inc.[d]	199,260
19,000	Symantec Corporation	369,930
3,205	SYNNEX Corporation	272,617
26,734	Synopsys, Inc.[d]	1,234,576
13,450	Take-Two Interactive Software, Inc.[d]	386,418
81,454	Teradyne, Inc.	1,466,987
33,750	Tessera Technologies, Inc.	1,093,837
88,950	Texas Instruments, Inc.	4,404,804
33,593	Textura Corporation[d,e]	868,043
1,100	Trend Micro, Inc.	38,857
10,900	Tyler Technologies, Inc.[d]	1,627,479
22,997	Ultimate Software Group, Inc.[d]	4,116,693
26,550	Ultra Clean Holdings, Inc.[d]	152,397
24,100	Vantiv, Inc.[d]	1,082,572
53,590	Veeco Instruments, Inc.[d]	1,099,131
72,710	Viavi Solutions, Inc.[d]	390,453
167,491	Virtusa Corporation[d]	8,593,963
341,780	Visa, Inc.	23,808,395
51,250	Web.com Group, Inc.[d]	1,080,350
27,291	Western Digital Corporation	2,167,997

Shares	Common Stock (42.3%)	Value
Information Technology (8.9%) - continued
20,600	Xerox Corporation	$200,438
36,191	Xilinx, Inc.	1,534,498

	Total	416,508,101

Materials (1.7%)
35,100	Agnico Eagle Mines, Ltd.	888,732
23,331	Airgas, Inc.	2,084,158
47,657	Albemarle Corporation	2,101,674
183,750	Alcoa, Inc.	1,775,025
29,803	American Vanguard Corporation	344,523
11,314	AptarGroup, Inc.	746,271
21,100	Avery Dennison Corporation	1,193,627
44,731	Axalta Coating Systems, Ltd.[d]	1,133,484
20,880	Balchem Corporation	1,268,878
29,350	Ball Corporation	1,825,570
195,600	Barrick Gold Corporation	1,244,016
31,700	Berry Plastics Group, Inc.[d]	953,219
11,500	BillerudKorsnas AB	165,580
9,700	Boral, Ltd.	36,076
2,500	Buzzi Unicem SPA	41,790
44,440	Celanese Corporation	2,629,515
32,757	CF Industries Holdings, Inc.	1,470,789
123,520	Chemtura Corporation[d]	3,535,142
16,472	Clearwater Paper Corporation[d]	778,137
3,050	Compass Minerals International, Inc.	239,029
129,290	Crown Holdings, Inc.[d]	5,915,017
14,400	Daicel Corporation	176,772
54,630	Dow Chemical Company	2,316,312
5,000	DOWA Holdings Company, Ltd.	37,889
22,830	Eagle Materials, Inc.	1,562,029
14,700	Eastman Chemical Company	951,384
135,850	Eldorado Gold Corporation[e]	437,437
44,573	FMC Corporation	1,511,470
153,920	Freeport-McMoRan, Inc.	1,491,485
100	Givaudan SA	162,716
133,200	Goldcorp, Inc.	1,667,664
4,900	Hokuetsu Kishu Paper Company, Ltd.	26,622
1,500	Holmen AB	42,066
109,890	Horsehead Holding Corporation[d,e]	334,066
42,773	Innospec, Inc.	1,989,372
89,950	International Paper Company	3,399,210
234,450	Kinross Gold Corporation[d]	403,254
13,500	Koppers Holdings, Inc.	272,295
9,100	Martin Marietta Materials, Inc.	1,382,745
18,360	Minerals Technologies, Inc.	884,218
3,400	Mondi plc	71,261
16,450	Monsanto Company	1,403,843
62,115	Myers Industries, Inc.	832,341
82,100	Newmont Mining Corporation	1,319,347
1,300	Nippon Steel & Sumitomo Metal Corporation	23,690
23,251	Norsk Hydro ASA	77,532
53,100	Nucor Corporation	1,993,905
17,758	OceanaGold Corporation	25,948
5,000	Oji Holdings Corporation	21,461
86,050	Owens-Illinois, Inc.[d]	1,782,956
40,990	Packaging Corporation of America	2,465,958
114,685	PolyOne Corporation	3,364,858
5,450	Reliance Steel & Aluminum Company	294,355
7,000	Rengo Company, Ltd.	27,057
53,555	Rock-Tenn Company	2,754,869
12,650	Royal Gold, Inc.	594,297
12,500	RPM International, Inc.	523,625
17,000	Schnitzer Steel Industries, Inc.	230,180
38,850	Sealed Air Corporation	1,821,288
4,300	Silgan Holdings, Inc.	223,772

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (42.3%)	Value
Materials (1.7%) - continued
59,550	Silver Wheaton Corporation[e]	$715,196
164,992	Steel Dynamics, Inc.	2,834,563
21,550	Stillwater Mining Company[d]	222,611
10,000	Sumitomo Metal Mining Company, Ltd.	113,598
5,000	Sumitomo Seika Chemicals Company, Ltd.	32,027
104,000	Teck Resources, Ltd.[e]	499,200
6,100	UPM-Kymmene Oyj	91,566
4,800	Vedanta Resources plc	30,920
19,150	Vulcan Materials Company	1,708,180
92,901	Wausau Paper Corporation	594,566
16,100	Westlake Chemical Corporation	835,429
196,900	Yamana Gold, Inc.	334,730
6,301	Yara International ASA	251,364

	Total	77,535,751

Telecommunications Services (0.2%)
44,700	Bezeq Israel Telecommunication Corporation, Ltd.	85,547
29,161	BT Group plc	185,596
7,800	Elisa Oyj	263,853
6,200	Freenet AG	205,125
106,322	KCOM Group plc	143,618
15,727	Level 3 Communications, Inc.[d]	687,113
17,900	Orange SA	271,352
3,500	Proximus SA	121,073
41,400	RingCentral, Inc.[d]	751,410
30,826	SBA Communications Corporation[d]	3,228,715
11,200	StarHub, Ltd.	27,271
137,400	Telstra Corporation, Ltd.	543,239
90,629	Verizon Communications, Inc.	3,943,268
6,800	Vivendi SA	161,104
61,550	Vonage Holdings Corporation[d]	361,914

	Total	10,980,198

Utilities (0.8%)
109,500	A2A SPA	135,941
36,900	American Electric Power Company, Inc.	2,098,134
8,650	Atmos Energy Corporation	503,257
6,500	Avista Corporation	216,125
16,500	CLP Holdings, Ltd.	141,058
16,700	DTE Energy Company	1,342,179
43,720	Dynegy, Inc.[d]	903,692
5,600	E.ON SE	48,056
21,650	Edison International, Inc.	1,365,465
34,568	El Paso Electric Company	1,272,794
94,700	Electricidade de Portugal SA	346,938
51,500	Enel SPA	229,794
15,700	Entergy Corporation	1,022,070
73,051	FirstEnergy Corporation	2,287,227
28,500	Laclede Group, Inc.	1,554,105
2,336	National Grid plc	32,534
11,900	New Jersey Resources Corporation	357,357
57,230	NiSource, Inc.	1,061,616
5,370	NorthWestern Corporation	289,067
11,000	Osaka Gas Company, Ltd.	41,706
25,450	Pacific Ethanol, Inc.[d,e]	165,170
119,440	PG&E Corporation	6,306,432
39,636	PNM Resources, Inc.	1,111,790
37,750	Public Service Enterprise Group, Inc.	1,591,540
32,600	Redes Energeticas Nacionais SGPS SA	97,739
21,400	Renewable Energy Group, Inc.[d]	177,192
14,680	Sempra Energy	1,419,850

Shares	Common Stock (42.3%)	Value
Utilities (0.8%) - continued
1,100	Severn Trent plc	$36,388
25,250	South Jersey Industries, Inc.	637,562
48,800	Southern Company	2,181,360
25,484	Southwest Gas Corporation	1,486,227
1,400	SSE plc	31,686
5,000	Toho Gas Company, Ltd.	29,484
14,400	United Utilities Group plc	201,830
7,900	Vectren Corporation	331,879
5,850	Westar Energy, Inc.	224,874
105,250	Wisconsin Energy Corporation	5,496,155

	Total	36,776,273

	Total Common Stock (cost $1,941,359,549)	1,982,603,304

Shares	Mutual Funds (36.1%)	Value
Affiliated Equity Mutual Funds (28.3%)
24,425,365	Thrivent Large Cap Stock Portfolio	266,563,781
20,124,267	Thrivent Large Cap Value Portfolio	295,858,930
16,750,392	Thrivent Mid Cap Stock Portfolio	262,478,640
48,917,066	Thrivent Partner Worldwide Allocation Portfolio	423,680,495
5,277,294	Thrivent Small Cap Stock Portfolio	81,106,203

	Total	1,329,688,049

Affiliated Fixed Income Mutual Funds (6.2%)
25,190,550	Thrivent High Yield Portfolio	116,536,521
13,632,396	Thrivent Income Portfolio	135,636,892
3,795,492	Thrivent Limited Maturity Bond Portfolio	37,140,029

	Total	289,313,442

Equity Mutual Funds (1.0%)
10,140	iShares MSCI EAFE Index Fund	581,225
16,011	iShares Russell 2000 Growth Index Fund[e]	2,144,994
6,510	iShares Russell 2000 Index Fund[e]	710,892
43,800	iShares Russell 2000 Value Index Fund	3,946,380
24,090	iShares S&P Mid-Cap 400 Value ETF	2,779,022
47,320	Market Vectors Oil Service ETF[e]	1,300,353
20,418	ProShares Ultra S&P 500	1,135,241
370,200	SPDR Euro Stoxx 50 ETF	12,531,270
99,684	SPDR S&P 500 ETF Trust	19,102,445
12,000	SPDR S&P Biotech ETF	747,000

	Total	44,978,822

Fixed Income Mutual Funds (0.6%)
35,000	iShares Barclays 1-3 Year Credit Bond Fund	3,679,550
186,600	iShares iBoxx $ Investment Grade Corporate Bond ETF	21,662,394
33,500	iShares Intermediate Credit Bond ETF	3,638,100

	Total	28,980,044

	Total Mutual Funds (cost $1,650,304,354)	1,692,960,357

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Asset-Backed Securities (0.5%)
	Access Group, Inc.
424,816	0.694%, 2/25/2036[g,h]	414,614
	Ares CLO, Ltd.
1,275,000	1.576%, 10/12/2023*,h	1,269,344

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Asset-Backed Securities (0.5%) - continued
$750,000	1.754%, 11/15/2025*,h	$748,803
	BA Credit Card Trust
650,000	0.587%, 6/15/2021[h]	650,254
	Barclays Dryrock Issuance Trust
1,300,000	0.567%, 12/16/2019[h]	1,297,104
	Betony CLO, Ltd.
350,000	1.799%, 4/15/2027*,h	348,393
	Capital One Multi-Asset Execution Trust
800,000	0.587%, 1/18/2022[h]	799,722
	Chase Issuance Trust
500,000	1.590%, 2/18/2020	504,454
375,000	1.620%, 7/15/2020	379,103
	Chesapeake Funding, LLC
283,754	0.649%, 1/7/2025[g,h]	283,856
	Countrywide Asset-Backed Certificates
579,991	5.530%, 4/25/2047	623,560
	Edlinc Student Loan Funding Trust
335,440	3.170%, 10/1/2025*,h	342,377
	Enterprise Fleet Financing, LLC
97,349	1.060%, 3/20/2019[g]	97,334
631,904	0.870%, 9/20/2019[g]	631,225
	FirstEnergy Ohio PIRB Special Purpose Trust
203,944	0.679%, 1/15/2019	203,889
	Ford Credit Auto Owner Trust
485,000	2.260%, 11/15/2025[g]	492,228
	Golden Credit Card Trust
250,000	0.637%, 9/15/2018[g,h]	250,130
	GoldenTree Loan Opportunities IX, Ltd.
400,000	1.804%, 10/29/2026*,h	397,100
	Golub Capital Partners CLO 23M, Ltd.
350,000	1.485%, 5/5/2027*,h	347,985
	Morgan Stanley Bank of America Merrill Lynch Trust
1,425,000	3.176%, 8/15/2045	1,470,306
1,425,000	3.246%, 12/15/2047	1,455,360
	Morgan Stanley Capital, Inc.
975,607	0.344%, 2/25/2037[h]	585,804
	OZLM VIII, Ltd.
385,000	1.729%, 10/17/2026*,h	382,081
	Race Point IX CLO, Ltd.
900,000	1.768%, 4/15/2027*,h	899,997
	Renaissance Home Equity Loan Trust
1,254,529	5.746%, 5/25/2036[i]	876,844
2,800,000	6.011%, 5/25/2036[i]	1,959,723
1,216,183	5.580%, 11/25/2036[i]	712,411
	SLM Student Loan Trust
565,940	0.807%, 7/15/2022[g,h]	564,421
869,242	0.807%, 8/15/2022[g,h]	867,631
596,035	0.695%, 4/25/2023[g,h]	594,842
450,000	1.257%, 5/17/2027[g,h]	448,470
	U.S. Small Business Administration
525,659	3.191%, 3/10/2024	548,597
	UBS Commercial Mortgage Trust
2,150,000	3.400%, 5/10/2045	2,252,579
	Vericrest Opportunity Loan Transferee
514,530	3.500%, 2/25/2055*,i	513,409
	Volvo Financial Equipment, LLC
248,315	0.740%, 3/15/2017[g]	248,320
1,000,000	0.820%, 4/16/2018[g]	998,463

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Asset-Backed Securities (0.5%) - continued
	World Financial Network Credit Card Master Trust
$650,000	0.910%, 3/16/2020	$650,280
	World Omni Master Owner Trust
540,000	0.557%, 2/15/2018[g,h]	539,854

	Total	26,650,867

Basic Materials (0.1%)
	Albemarle Corporation
105,000	3.000%, 12/1/2019	105,458
	ArcelorMittal SA
670,000	6.250%, 3/1/2021[e]	604,253
	Corporacion Nacional del Cobre de Chile
280,000	4.500%, 9/16/2025[g]	268,975
	First Quantum Minerals, Ltd.
355,000	6.750%, 2/15/2020[g]	237,850
355,000	7.000%, 2/15/2021[g]	229,862
	Freeport-McMoRan, Inc.
614,000	2.375%, 3/15/2018	537,250
222,000	3.875%, 3/15/2023	165,112
	Georgia-Pacific, LLC
245,000	2.539%, 11/15/2019[g]	246,226
	Glencore Funding, LLC
180,000	1.349%, 4/16/2018[g,h]	155,503
	Packaging Corporation of America
370,000	4.500%, 11/1/2023	386,361
	Sappi Papier Holding GmbH
375,000	6.625%, 4/15/2021[g]	379,219
	Xstrata Finance Canada, Ltd.
278,000	2.700%, 10/25/2017[g]	250,061
	Yamana Gold, Inc.
325,000	4.950%, 7/15/2024	290,401

	Total	3,856,531

Capital Goods (0.1%)
	Boeing Company
105,000	3.500%, 3/1/2045	94,508
	CNH Capital, LLC
630,000	3.625%, 4/15/2018	612,284
	Crown Americas Capital Corporation IV
670,000	4.500%, 1/15/2023	656,600
	Harsco Corporation
349,000	2.700%, 10/15/2015	348,826
	L-3 Communications Corporation
384,000	1.500%, 5/28/2017	380,490
	Martin Marietta Materials, Inc.
230,000	1.427%, 6/30/2017[h]	228,274
	Northrop Grumman Corporation
350,000	3.850%, 4/15/2045	314,991
	Owens-Brockway Glass Container, Inc.
450,000	5.000%, 1/15/2022[g]	427,500
	Pentair Finance SA
295,000	2.900%, 9/15/2018	295,957
155,000	3.625%, 9/15/2020	156,938
	Reynolds Group Issuer, Inc.
629,634	5.750%, 10/15/2020	635,930
	Roper Industries, Inc.
376,000	2.050%, 10/1/2018	374,818
	Textron, Inc.
150,000	5.600%, 12/1/2017	161,272
185,000	5.950%, 9/21/2021	214,494

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Capital Goods (0.1%) - continued
	United Rentals, Inc.
$670,000	5.500%, 7/15/2025	$626,450
	Waste Management, Inc.
90,000	3.125%, 3/1/2025	88,107

	Total	5,617,439

Collateralized Mortgage Obligations (0.7%)
	Alm Loan Funding CLO
385,000	1.719%, 10/17/2026*,h	383,577
	Apidos CLO XVIII
375,000	1.707%, 7/22/2026*,h	371,036
	Babson CLO, Ltd.
385,000	1.564%, 10/17/2026*,h	382,930
	Birchwood Park CLO, Ltd.
385,000	1.729%, 7/15/2026*,h	383,730
	BlueMountain CLO, Ltd.
385,000	1.769%, 10/15/2026*,h	384,387
	Carlyle Global Market Strategies CLO, Ltd.
385,000	1.583%, 7/20/2023*,h	384,069
400,000	1.674%, 10/15/2026*,h	399,688
	Cent CLO 16, LP
385,000	1.550%, 8/1/2024*,h	383,642
	Cent CLO 22, Ltd.
400,000	1.791%, 11/7/2026*,h	396,642
	Citigroup Mortgage Loan Trust, Inc.
442,504	5.500%, 11/25/2035	422,229
	CitiMortgage Alternative Loan Trust
1,495,800	5.750%, 4/25/2037	1,285,162
	Countrywide Alternative Loan Trust
628,506	2.675%, 10/25/2035	557,701
408,728	6.500%, 8/25/2036	313,125
284,372	6.000%, 1/25/2037	261,583
1,350,126	5.500%, 5/25/2037	1,118,520
1,199,379	7.000%, 10/25/2037	855,524
	Countrywide Home Loans, Inc.
541,804	5.750%, 4/25/2037	495,855
	Deutsche Alt-A Securities Mortgage Loan Trust
156,253	5.500%, 10/25/2021	151,241
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
427,793	6.000%, 10/25/2021	376,604
	Dryden 34 Senior Loan Fund CLO
385,000	1.719%, 10/15/2026*,h	383,578
	Federal Home Loan Mortgage Corporation
1,500,166	3.000%, 2/15/2033[j]	186,397
	Federal National Mortgage Association
3,072,698	3.500%, 1/25/2033[j]	417,130
	Galaxy XX CLO, Ltd.
1,200,000	1.731%, 7/20/2027*,h	1,190,956
	Golub Capital Partners CLO 22B, Ltd.
725,000	1.813%, 2/20/2027*,h	720,872
	HomeBanc Mortgage Trust
2,302,362	2.222%, 4/25/2037	1,725,410
	J.P. Morgan Mortgage Trust
137,991	2.678%, 10/25/2036	123,674
1,327,781	0.574%, 1/25/2037[h]	838,377
1,522,739	6.250%, 8/25/2037	1,189,460
	Limerock CLO III, LLC
1,150,000	1.817%, 10/20/2026*,h	1,142,498
	Madison Park Funding XIV CLO, Ltd.
425,000	1.737%, 7/20/2026*,h	423,850

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Collateralized Mortgage Obligations (0.7%) - continued
	Madison Park Funding, Ltd.
$1,100,000	1.611%, 8/15/2022*,h	$1,097,605
	Magnetite XII, Ltd.
1,200,000	1.789%, 4/15/2027*,h	1,194,088
	MASTR Alternative Loans Trust
335,454	6.500%, 7/25/2034	343,486
836,429	0.644%, 12/25/2035[h]	432,466
	Merrill Lynch Alternative Note Asset Trust
326,163	6.000%, 3/25/2037	295,796
	Mountain View CLO, Ltd.
1,200,000	1.739%, 7/15/2027*,h	1,185,287
	Neuberger Berman CLO, Ltd.
300,000	1.779%, 8/4/2025*,h	297,500
	NZCG Funding CLO, Ltd.
1,200,000	1.812%, 4/27/2027*,h	1,196,131
	Octagon Investment Partners XX CLO, Ltd.
385,000	1.754%, 8/12/2026*,h	383,772
	OHA Loan Funding, Ltd.
1,150,000	1.817%, 10/20/2026*,h	1,142,467
	Residential Asset Securitization Trust
1,190,974	0.574%, 8/25/2037[h]	369,044
	Sequoia Mortgage Trust
814,585	2.861%, 9/20/2046	652,124
	Shackleton VII CLO, Ltd.
1,200,000	1.797%, 4/15/2027*,h	1,201,656
	Symphony CLO XV, Ltd.
1,150,000	1.739%, 10/17/2026*,h	1,149,510
	Symphony CLO, Ltd.
379,211	1.383%, 1/9/2023*,h	378,169
	Voya CLO 3, Ltd.
385,000	1.715%, 7/25/2026*,h	383,472
	WaMu Mortgage Pass Through Certificates
222,907	2.398%, 9/25/2036	200,714
435,259	2.316%, 10/25/2036	388,804
3,083,474	1.983%, 11/25/2036	2,727,290

	Total	32,668,828

Commercial Mortgage-Backed Securities (0.4%)
	Commercial Mortgage Pass-Through Certificates
780,000	1.249%, 6/8/2030[g,h]	778,250
	Credit Suisse First Boston Mortgage Securities
2,800,000	5.542%, 1/15/2049	2,925,006
	Credit Suisse Mortgage Capital Certificates
1,700,000	5.509%, 9/15/2039	1,752,250
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
261,638	0.727%, 12/25/2016	261,938
	Federal National Mortgage Association
470,027	1.272%, 1/25/2017	472,065
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049	1,848,303
	GS Mortgage Securities Trust
2,450,000	3.666%, 9/10/2047	2,568,318

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Commercial Mortgage-Backed Securities (0.4%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
$850,000	1.157%, 12/15/2028[g,h]	$849,798
1,300,000	5.884%, 2/12/2049	1,368,026
	JPMBB Commercial Mortgage Securities Trust
1,175,000	3.231%, 1/15/2048	1,192,256
	LSTAR Commercial Mortgage Trust
89,674	1.519%, 1/20/2041[g]	89,623
	Morgan Stanley Capital, Inc.
900,000	5.406%, 3/15/2044	934,448
	SCG Trust
425,000	1.607%, 11/15/2026[g,h]	422,707

	Total	15,462,988

Communications Services (0.4%)
	21st Century Fox America, Inc.
350,000	6.900%, 3/1/2019	402,539
	AMC Networks, Inc.
630,000	4.750%, 12/15/2022	593,775
	America Movil SAB de CV
425,000	1.336%, 9/12/2016[h]	424,888
288,000	5.000%, 10/16/2019	313,171
	American Tower Corporation
50,000	2.800%, 6/1/2020	49,897
345,000	3.450%, 9/15/2021	346,558
	AT&T, Inc.
165,000	1.257%, 6/30/2020[h]	163,636
349,000	3.875%, 8/15/2021	362,462
275,000	3.000%, 6/30/2022	268,291
355,000	5.550%, 8/15/2041	360,239
275,000	4.750%, 5/15/2046	251,982
	British Sky Broadcasting Group plc
320,000	2.625%, 9/16/2019[g]	322,008
	CBS Corporation
336,000	4.000%, 1/15/2026	330,550
	CCO Holdings, LLC
630,000	7.375%, 6/1/2020	654,412
	CCO Safari II, LLC
252,000	6.834%, 10/23/2055[g]	251,258
168,000	3.579%, 7/23/2020[g]	166,763
168,000	4.908%, 7/23/2025[g]	167,194
	CenturyLink, Inc.
500,000	6.450%, 6/15/2021	457,500
	Clear Channel Worldwide Holdings, Inc.
450,000	6.500%, 11/15/2022	451,688
	Columbus International, Inc.
355,000	7.375%, 3/30/2021[g]	367,425
	Comcast Corporation
460,000	4.400%, 8/15/2035	462,937
140,000	4.650%, 7/15/2042	143,949
252,000	4.750%, 3/1/2044	262,939
	Cox Communications, Inc.
184,000	9.375%, 1/15/2019[g]	219,057
	Crown Castle International Corporation
595,000	5.250%, 1/15/2023	629,331
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[g]	102,485
	Digicel, Ltd.
670,000	6.000%, 4/15/2021[g]	611,375
	DIRECTV Holdings, LLC
212,000	5.875%, 10/1/2019	237,540

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Communications Services (0.4%) - continued
$355,000	6.350%, 3/15/2040	$381,455
	FairPoint Communications, Inc.
600,000	8.750%, 8/15/2019[g]	624,000
	Frontier Communications Corporation
430,000	8.875%, 9/15/2020[g]	421,400
	Hughes Satellite Systems Corporation
567,000	6.500%, 6/15/2019	608,788
	Intelsat Jackson Holdings SA
630,000	7.250%, 4/1/2019	590,625
	Level 3 Financing, Inc.
630,000	8.625%, 7/15/2020	658,350
	McGraw Hill Financial, Inc.
148,000	3.300%, 8/14/2020[g]	150,588
220,000	4.000%, 6/15/2025[g]	218,968
	Numericable-SFR
670,000	6.000%, 5/15/2022[g]	645,713
	Scripps Networks Interactive, Inc.
370,000	2.800%, 6/15/2020	366,262
	SES Global Americas Holdings GP
365,000	2.500%, 3/25/2019[g]	365,051
	Sprint Corporation
640,000	7.625%, 2/15/2025	495,600
	Telefonica Emisiones SAU
244,000	3.192%, 4/27/2018	249,559
	Time Warner Entertainment Company, LP
459,000	8.375%, 3/15/2023	562,146
	Time Warner, Inc.
368,000	3.600%, 7/15/2025	360,346
265,000	6.250%, 3/29/2041	305,208
	T-Mobile USA, Inc.
670,000	6.125%, 1/15/2022	646,550
	Unitymedia Hessen GmbH & Company KG
385,000	5.500%, 1/15/2023[g]	384,519
	Univision Communications, Inc.
450,000	5.125%, 5/15/2023[g]	427,500
	UPCB Finance V, Ltd.
567,000	7.250%, 11/15/2021[g]	600,311
	Verizon Communications, Inc.
350,000	1.104%, 6/17/2019[h]	347,660
70,000	2.625%, 2/21/2020	70,208
525,000	3.000%, 11/1/2021	523,558
664,000	5.150%, 9/15/2023	733,514
26,000	6.400%, 9/15/2033	29,786
78,000	5.050%, 3/15/2034	77,820
319,000	4.272%, 1/15/2036	289,297
66,000	6.550%, 9/15/2043	77,975
423,000	4.522%, 9/15/2048	371,727

	Total	20,960,333

Consumer Cyclical (0.2%)
	Cinemark USA, Inc.
630,000	4.875%, 6/1/2023	601,650
	CVS Health Corporation
110,000	2.250%, 8/12/2019	111,186
420,000	4.875%, 7/20/2035	440,694
188,000	6.125%, 9/15/2039	227,726
	Ford Motor Company
205,000	7.450%, 7/16/2031	254,653
	Ford Motor Credit Company, LLC
241,000	5.000%, 5/15/2018	256,324
350,000	2.597%, 11/4/2019	346,413

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Consumer Cyclical (0.2%) - continued
	General Motors Company
$314,000	6.250%, 10/2/2043	$333,995
	General Motors Financial Company, Inc.
630,000	3.250%, 5/15/2018	637,315
264,000	4.000%, 1/15/2025	250,008
385,000	4.300%, 7/13/2025	372,454
	Hilton Worldwide Finance, LLC
670,000	5.625%, 10/15/2021	691,775
	Home Depot, Inc.
184,000	2.625%, 6/1/2022	183,920
	Hyundai Capital America
130,000	2.000%, 3/19/2018[g]	129,443
	Jaguar Land Rover Automotive plc
630,000	5.625%, 2/1/2023[e,g]	618,975
	KB Home
328,000	4.750%, 5/15/2019	315,290
	L Brands, Inc.
630,000	5.625%, 2/15/2022	666,225
	Lennar Corporation
630,000	4.125%, 12/1/2018	637,875
	Macy’s Retail Holdings, Inc.
102,000	4.375%, 9/1/2023	105,375
	MGM Resorts International
670,000	6.000%, 3/15/2023	650,737
	Six Flags Entertainment Corporation
450,000	5.250%, 1/15/2021[g]	450,000
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	112,250
186,000	4.000%, 12/31/2018	191,115

	Total	8,585,398

Consumer Non-Cyclical (0.4%)
	AbbVie, Inc.
315,000	2.500%, 5/14/2020	313,260
220,000	3.600%, 5/14/2025	216,979
	Actavis Funding SCS
265,000	4.550%, 3/15/2035	243,816
277,000	4.850%, 6/15/2044	252,465
	Altria Group, Inc.
475,000	2.850%, 8/9/2022	464,086
	Amgen, Inc.
150,000	2.125%, 5/1/2020	148,042
370,000	2.700%, 5/1/2022	362,831
190,000	3.125%, 5/1/2025	181,925
	B&G Foods, Inc.
480,000	4.625%, 6/1/2021	462,000
	BAT International Finance plc
220,000	0.847%, 6/15/2018[g,h]	219,571
	Becton, Dickinson and Company
288,000	6.375%, 8/1/2019	329,216
	Biogen, Inc.
210,000	3.625%, 9/15/2022	211,655
	Boston Scientific Corporation
200,000	6.000%, 1/15/2020	224,299
350,000	4.125%, 10/1/2023	358,079
	Bunge Limited Finance Corporation
282,000	8.500%, 6/15/2019	336,914
	Cardinal Health, Inc.
120,000	1.950%, 6/15/2018	120,129
138,000	4.900%, 9/15/2045	140,179
	Celgene Corporation
220,000	2.875%, 8/15/2020	221,996
120,000	3.550%, 8/15/2022	121,811
220,000	5.000%, 8/15/2045	218,218

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Consumer Non-Cyclical (0.4%) - continued
	CHS/Community Health Systems, Inc.
$630,000	7.125%, 7/15/2020	$655,200
	Church & Dwight Company, Inc.
140,000	2.450%, 12/15/2019	141,000
	Cigna Corporation
265,000	5.375%, 2/15/2042	287,331
	EMD Finance, LLC
235,000	0.684%, 3/17/2017[g,h]	233,993
280,000	2.950%, 3/19/2022[g]	276,668
	Forest Laboratories, Inc.
425,000	4.375%, 2/1/2019[g]	449,827
	Fresenius Medical Care US Finance II, Inc.
630,000	5.875%, 1/31/2022[g]	675,675
	Gilead Sciences, Inc.
120,000	2.550%, 9/1/2020	120,750
	Grifols Worldwide Operations, Ltd.
450,000	5.250%, 4/1/2022	445,221
	H. J. Heinz Company
350,000	3.500%, 7/15/2022[g]	357,531
	HCA, Inc.
670,000	3.750%, 3/15/2019	668,325
	Hospira, Inc.
150,000	6.050%, 3/30/2017	160,184
270,000	5.800%, 8/12/2023	312,702
275,000	5.600%, 9/15/2040	316,070
	IMS Health, Inc.
863,000	6.000%, 11/1/2020[g]	884,575
	JBS USA, LLC
670,000	5.750%, 6/15/2025[g]	616,400
	JM Smucker Company
320,000	4.375%, 3/15/2045[g]	307,471
	Kraft Foods Group, Inc.
360,000	5.000%, 6/4/2042	369,243
	Laboratory Corporation of America Holdings
165,000	2.625%, 2/1/2020	165,509
350,000	4.700%, 2/1/2045	319,806
	McKesson Corporation
175,000	3.796%, 3/15/2024	179,459
225,000	4.883%, 3/15/2044	228,894
	Medco Health Solutions, Inc.
176,000	7.125%, 3/15/2018	197,480
	Medtronic plc
375,000	4.375%, 3/15/2035	379,085
	Merck & Company, Inc.
175,000	0.686%, 2/10/2020[h]	173,607
88,000	3.700%, 2/10/2045	80,739
	Mondelez International, Inc.
247,000	0.820%, 2/1/2019[h]	240,845
	Ortho-Clinical Diagnostics, Inc.
450,000	6.625%, 5/15/2022[g]	387,000
	Pernod Ricard SA
188,000	5.750%, 4/7/2021[g]	211,480
	Reynolds American, Inc.
235,000	2.300%, 8/21/2017[e,g]	237,172
422,000	5.700%, 8/15/2035	458,575
	Roche Holdings, Inc.
370,000	4.000%, 11/28/2044[g]	371,905
	SABMiller Holdings, Inc.
184,000	3.750%, 1/15/2022[g]	188,677
184,000	4.950%, 1/15/2042[g]	187,286
	Safeway, Inc.
10,000	3.400%, 12/1/2016	9,956

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Consumer Non-Cyclical (0.4%) - continued
	Spectrum Brands Escrow Corporation
$300,000	6.375%, 11/15/2020	$316,500
	Spectrum Brands, Inc.
300,000	5.750%, 7/15/2025[g]	306,000
	Tenet Healthcare Corporation
670,000	8.125%, 4/1/2022	712,143
	TreeHouse Foods, Inc.
450,000	4.875%, 3/15/2022	432,000
	UnitedHealth Group, Inc.
360,000	4.625%, 7/15/2035	379,850
	WM Wrigley Jr. Company
165,000	2.000%, 10/20/2017[g]	166,332
	Zimmer Holdings, Inc.
258,000	4.450%, 8/15/2045	238,500

	Total	18,994,437

Energy (0.2%)
	Boardwalk Pipelines, Ltd.
310,000	5.875%, 11/15/2016	320,530
	BP Capital Markets plc
172,000	3.062%, 3/17/2022	172,398
315,000	3.535%, 11/4/2024	312,552
	Buckeye Partners, LP
288,000	2.650%, 11/15/2018	285,099
	CNOOC Nexen Finance
345,000	1.625%, 4/30/2017	344,358
	CNPC General Capital, Ltd.
192,000	2.750%, 4/19/2017[g]	194,554
	Columbia Pipeline Group, Inc.
125,000	2.450%, 6/1/2018[g]	125,242
	Concho Resources, Inc.
629,634	5.500%, 10/1/2022	599,726
	Crestwood Midstream Partners, LP
400,000	6.125%, 3/1/2022	346,280
	El Paso, LLC
230,000	7.800%, 8/1/2031	235,189
	Enbridge, Inc.
245,000	0.779%, 6/2/2017[h]	240,651
	Energy Transfer Partners, LP
308,000	4.650%, 6/1/2021	307,556
265,000	4.900%, 3/15/2035	214,059
	Enterprise Products Operating, LLC
300,000	5.250%, 1/31/2020	329,056
172,000	5.100%, 2/15/2045	156,998
	EQT Corporation
162,000	5.150%, 3/1/2018	170,717
118,000	8.125%, 6/1/2019	138,644
	Hess Corporation
322,000	8.125%, 2/15/2019	376,053
	Kinder Morgan, Inc.
220,000	5.000%, 2/15/2021[g]	224,805
242,000	5.300%, 12/1/2034	206,076
	Linn Energy, LLC
629,634	6.250%, 11/1/2019	160,557
	Magellan Midstream Partners, LP
90,000	4.200%, 3/15/2045	74,851
	Marathon Oil Corporation
460,000	2.700%, 6/1/2020	445,760
	Marathon Petroleum Corporation
176,000	4.750%, 9/15/2044	156,431
	MarkWest Energy Partners, LP
665,000	4.875%, 12/1/2024	608,475
	MEG Energy Corporation
630,000	6.500%, 3/15/2021[g]	516,600

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Energy (0.2%) - continued
	Petroleos Mexicanos
$175,000	3.500%, 1/30/2023	$157,500
210,000	2.378%, 4/15/2025	213,587
	Regency Energy Partners, LP
670,000	5.000%, 10/1/2022	654,154
	Sabine Pass Liquefaction, LLC
670,000	5.625%, 3/1/2025[g]	590,437
	Shell International Finance BV
165,000	0.762%, 5/11/2020[h]	162,846
	Southwestern Energy Company
220,000	7.500%, 2/1/2018	234,886
	Suncor Energy, Inc.
270,000	3.600%, 12/1/2024	267,687
	Valero Energy Corporation
258,000	4.900%, 3/15/2045	229,677

	Total	9,773,991

Financials (0.8%)
	Abbey National Treasury Services plc
132,000	3.050%, 8/23/2018	136,214
	AerCap Ireland Capital, Ltd.
450,000	5.000%, 10/1/2021	459,000
	Air Lease Corporation
220,000	2.125%, 1/15/2018	217,800
90,000	2.625%, 9/4/2018	89,881
	Ally Financial, Inc.
440,000	3.750%, 11/18/2019	431,200
	American Express Credit Corporation
350,000	0.890%, 3/18/2019[h]	348,509
	American International Group, Inc.
145,000	2.300%, 7/16/2019	145,837
350,000	3.875%, 1/15/2035	321,956
	Aviation Capital Group Corporation
132,000	3.875%, 9/27/2016[g]	133,320
	Banco Bilbao Vizcaya Argentaria SA
200,000	9.000%, 5/29/2049[k]	211,250
	Banco Santander Chile
435,000	1.186%, 4/11/2017[g,h]	428,519
	Bank of America Corporation
370,000	1.389%, 3/22/2018[h]	372,118
295,000	1.154%, 4/1/2019[h]	295,201
345,000	3.300%, 1/11/2023	342,362
150,000	4.000%, 4/1/2024	154,396
250,000	4.000%, 1/22/2025	245,016
201,000	5.875%, 2/7/2042	235,035
323,000	8.000%, 12/29/2049[k]	337,535
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
145,000	2.850%, 9/8/2021[g]	145,673
	Barclays Bank plc
280,000	10.179%, 6/12/2021[g]	366,823
	Barclays plc
264,000	2.750%, 11/8/2019	265,714
225,000	3.650%, 3/16/2025	214,818
	BB&T Corporation
150,000	1.004%, 1/15/2020[h]	148,884
	BBVA Banco Continental SA
350,000	2.250%, 7/29/2016[g]	351,295
	BioMed Realty, LP
282,000	2.625%, 5/1/2019	272,858
	BPCE SA
258,000	5.700%, 10/22/2023[g]	272,049
	Caisse Centrale Desjardins du Quebec
210,000	0.959%, 1/29/2018[g,h]	210,784

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Financials (0.8%) - continued
	Capital One Financial Corporation
$321,000	6.150%, 9/1/2016	$334,367
235,000	2.450%, 4/24/2019	234,254
	CIT Group, Inc.
450,000	5.000%, 8/15/2022	449,438
	Citigroup, Inc.
230,000	6.000%, 8/15/2017	247,934
245,000	1.054%, 4/8/2019[h]	243,069
335,000	8.500%, 5/22/2019	404,465
244,000	4.050%, 7/30/2022	248,738
685,000	4.400%, 6/10/2025	688,928
	CoBank ACB
120,000	0.937%, 6/15/2022*,h	113,334
	Compass Bank
30,000	2.750%, 9/29/2019	29,888
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
228,000	3.950%, 11/9/2022	228,984
	Credit Agricole SA
290,000	1.089%, 4/15/2019[g,h]	288,979
360,000	2.750%, 6/10/2020[g]	365,189
	Credit Suisse AG
231,000	5.400%, 1/14/2020	256,068
	CyrusOne, LP
630,000	6.375%, 11/15/2022	641,025
	Digital Delta Holdings, LLC
280,000	3.400%, 10/1/2020[c,g]	281,059
	Discover Bank
235,000	8.700%, 11/18/2019	280,758
	Discover Financial Services
188,000	6.450%, 6/12/2017	202,525
	DnB Boligkreditt AS
605,000	1.450%, 3/21/2018[g]	605,143
	Duke Realty, LP
88,000	3.875%, 2/15/2021	91,334
264,000	4.375%, 6/15/2022	275,980
	ERP Operating, LP
90,000	3.375%, 6/1/2025	88,760
	European Investment Bank
445,000	1.875%, 3/15/2019	454,393
330,000	2.125%, 10/15/2021	336,261
	Fifth Third Bancorp
286,000	5.450%, 1/15/2017	299,247
148,000	2.875%, 7/27/2020	149,219
145,000	2.875%, 10/1/2021	146,491
	General Electric Capital Corporation
460,000	3.100%, 1/9/2023	470,335
350,000	6.750%, 3/15/2032	473,959
	Genworth Financial, Inc.
248,000	7.700%, 6/15/2020[e]	250,480
	Goldman Sachs Group, Inc.
390,000	1.497%, 4/30/2018[h]	393,337
205,000	1.421%, 11/15/2018[h]	206,230
374,000	5.375%, 3/15/2020	417,191
210,000	1.454%, 4/23/2020[h]	210,546
336,000	5.250%, 7/27/2021	374,721
450,000	3.500%, 1/23/2025	442,871
400,000	4.800%, 7/8/2044	405,482
184,000	5.150%, 5/22/2045	180,606
	Hartford Financial Services Group, Inc.
249,000	5.125%, 4/15/2022	276,132
	HBOS plc
288,000	6.750%, 5/21/2018[g]	317,430

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Financials (0.8%) - continued
	HCP, Inc.
$176,000	3.400%, 2/1/2025	$164,842
	Health Care REIT, Inc.
58,000	2.250%, 3/15/2018	58,289
185,000	3.750%, 3/15/2023	184,447
135,000	4.000%, 6/1/2025	134,960
	HSBC Bank plc
495,000	0.961%, 5/15/2018[g,h]	493,951
	HSBC Holdings plc
176,000	5.250%, 3/14/2044	178,575
270,000	6.375%, 12/29/2049[k]	257,513
	Huntington Bancshares, Inc.
66,000	2.600%, 8/2/2018	66,693
	Hutchison Whampoa International 14, Ltd.
275,000	3.625%, 10/31/2024[g]	271,003
	Icahn Enterprises, LP
500,000	6.000%, 8/1/2020	513,750
	ING Capital Funding Trust III
265,000	3.927%, 12/29/2049[h,k]	263,675
	International Lease Finance Corporation
383,000	2.287%, 6/15/2016[h]	381,085
	Intesa Sanpaolo SPA
141,000	3.875%, 1/16/2018	145,249
	J.P. Morgan Chase & Company
200,000	1.800%, 1/25/2018	200,170
326,000	6.300%, 4/23/2019	370,668
165,000	2.250%, 1/23/2020	163,627
50,000	3.200%, 1/25/2023	49,633
352,000	3.625%, 5/13/2024	356,889
166,000	3.875%, 9/10/2024	164,414
690,000	3.125%, 1/23/2025	665,925
332,000	7.900%, 4/29/2049[k]	344,865
	KeyCorp
300,000	2.900%, 9/15/2020	302,244
	Liberty Mutual Group, Inc.
60,000	4.950%, 5/1/2022[g]	64,871
56,000	6.500%, 5/1/2042[g]	66,553
	Liberty Property, LP
258,000	3.750%, 4/1/2025	251,912
	Lloyds Bank plc
235,000	0.856%, 3/16/2018[h]	234,324
	Lloyds Banking Group plc
288,000	5.920%, 9/29/2049[g,k]	288,000
	Merrill Lynch & Company, Inc.
610,000	6.050%, 5/16/2016	627,430
225,000	6.400%, 8/28/2017	244,167
	MetLife, Inc.
355,000	4.050%, 3/1/2045	331,829
	Mizuho Bank, Ltd.
282,000	1.850%, 3/21/2018[g]	282,064
	Morgan Stanley
498,000	6.625%, 4/1/2018	554,540
260,000	1.575%, 4/25/2018[h]	263,660
210,000	1.435%, 1/27/2020[h]	211,573
155,000	4.875%, 11/1/2022	165,141
329,000	4.100%, 5/22/2023	332,985
220,000	4.300%, 1/27/2045	209,083
215,000	5.550%, 12/29/2049[k]	211,775
	MPT Operating Partnership, LP
450,000	5.500%, 5/1/2024	461,250
	National City Corporation
288,000	6.875%, 5/15/2019	332,005

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Financials (0.8%) - continued
	Prologis, LP
$370,000	7.375%, 10/30/2019	$428,641
	Prudential Financial, Inc.
145,000	2.350%, 8/15/2019	145,796
	Quicken Loans, Inc.
450,000	5.750%, 5/1/2025[g]	422,438
	Realty Income Corporation
58,000	2.000%, 1/31/2018	58,463
	Regions Bank
250,000	7.500%, 5/15/2018	280,290
	Reinsurance Group of America, Inc.
105,000	5.625%, 3/15/2017	110,930
252,000	5.000%, 6/1/2021	276,589
	Reliance Standard Life Global Funding II
230,000	2.500%, 4/24/2019[g]	232,397
	Royal Bank of Scotland Group plc
295,000	1.267%, 3/31/2017[h]	294,913
300,000	7.500%, 12/29/2049[k]	299,343
	Santander Holdings USA, Inc.
276,000	2.650%, 4/17/2020	270,986
	Santander UK Group Holdings plc
225,000	4.750%, 9/15/2025[g]	223,118
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	125,742
150,000	2.500%, 9/1/2020	151,524
400,000	2.750%, 2/1/2023	388,140
	Skandinaviska Enskilda Banken AB
365,000	2.375%, 3/25/2019[g]	370,840
	SpareBank 1 Boligkreditt AS
605,000	1.250%, 5/2/2018[g]	602,777
	State Street Corporation
233,000	1.225%, 8/18/2020[h]	233,770
	Sumitomo Mitsui Banking Corporation
250,000	0.869%, 1/16/2018[h]	248,815
	Svenska Handelsbanken AB
330,000	0.824%, 6/17/2019[h]	329,217
	Swiss RE Capital I, LP
125,000	6.854%, 5/29/2049[g,k]	126,719
	Synchrony Financial
155,000	3.000%, 8/15/2019	156,228
140,000	1.530%, 2/3/2020[h]	138,249
228,000	3.750%, 8/15/2021	230,332
	UBS AG/Stamford, Connecticut
116,000	5.875%, 12/20/2017	126,304
	UnitedHealth Group, Inc.
100,000	3.350%, 7/15/2022	103,210
	USB Realty Corporation
140,000	1.436%, 12/29/2049[g,h,k]	127,050
	Voya Financial, Inc.
344,000	2.900%, 2/15/2018	351,251
	Wells Fargo & Company
210,000	0.977%, 1/30/2020[h]	209,545
345,000	3.450%, 2/13/2023	343,384
350,000	3.000%, 2/19/2025	336,777

	Total	38,168,604

Foreign Government (<0.1%)
	Eksportfinans ASA
111,000	5.500%, 5/25/2016	113,276
	Export-Import Bank of Korea
205,000	2.250%, 1/21/2020	204,545

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Foreign Government (<0.1%) - continued
	Kommunalbanken AS
$335,000	1.500%, 10/22/2019[g]	$335,931

	Total	653,752

Mortgage-Backed Securities (4.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
13,300,000	3.000%, 10/1/2030[c]	13,836,152
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
366,674	1.967%, 6/1/2043[h]	378,382
12,300,000	4.000%, 10/1/2045[c]	13,093,396
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
17,300,000	3.500%, 10/1/2030[c]	18,273,125
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,152,994	2.050%, 3/1/2043[h]	2,222,273
2,141,417	1.729%, 7/1/2043[h]	2,195,844
541,411	2.014%, 7/1/2043[h]	559,666
536,619	2.061%, 8/1/2043[h]	555,475
75,975,000	3.500%, 10/1/2045[c]	79,253,792
35,600,000	4.000%, 10/1/2045[c]	37,973,808
28,339,000	4.500%, 10/1/2045[c]	30,719,918

	Total	199,061,831

Technology (0.2%)
	Amphenol Corporation
188,000	2.550%, 1/30/2019	189,966
	Apple, Inc.
165,000	0.614%, 5/6/2020[h]	164,247
365,000	3.200%, 5/13/2025	367,241
350,000	3.450%, 2/9/2045	296,303
	Automatic Data Processing, Inc.
100,000	3.375%, 9/15/2025	101,558
	Baidu, Inc.
250,000	2.750%, 6/9/2019	247,380
	Cisco Systems, Inc.
220,000	0.824%, 3/1/2019[h]	219,339
	CommScope Technologies Finance, LLC
465,000	6.000%, 6/15/2025[g]	446,112
	Denali Borrower, LLC
670,000	5.625%, 10/15/2020[g]	696,465
	Equinix, Inc.
450,000	5.750%, 1/1/2025	446,625
	Fidelity National Information Services, Inc.
336,000	1.450%, 6/5/2017	333,214
	First Data Corporation
450,000	5.375%, 8/15/2023[g]	445,500
	Freescale Semiconductor, Inc.
670,000	6.000%, 1/15/2022[g]	700,150
	Hewlett Packard Enterprise Company
140,000	4.400%, 10/15/2022[g]	139,723
280,000	2.450%, 10/5/2017[g]	279,843
140,000	2.850%, 10/5/2018[g]	139,821
	Hewlett-Packard Company
329,000	5.400%, 3/1/2017	346,494
	Intel Corporation
85,000	3.100%, 7/29/2022	86,348

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Technology (0.2%) - continued
$180,000	3.700%, 7/29/2025	$184,673
	Iron Mountain, Inc.
630,000	6.000%, 8/15/2023	630,000
	Micron Semiconductor Asia Pte, Ltd.
157,500	1.258%, 1/15/2019	157,501
	Oracle Corporation
150,000	2.500%, 5/15/2022	147,818
460,000	2.950%, 5/15/2025	448,464
	Plantronics, Inc.
670,000	5.500%, 5/31/2023[g]	671,675
	Qualcomm, Inc.
275,000	3.000%, 5/20/2022	271,157
	Seagate HDD Cayman
368,000	4.875%, 6/1/2027[g]	342,299

	Total	8,499,916

Transportation (0.1%)
	Air Canada Pass Through Trust
140,000	3.875%, 3/15/2023[g]	135,450
	American Airlines Pass Through Trust
445,000	3.375%, 5/1/2027	436,322
	Avis Budget Car Rental, LLC
365,000	5.125%, 6/1/2022[g]	352,225
	Burlington Northern Santa Fe, LLC
350,000	5.050%, 3/1/2041	368,550
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	81,913
150,000	4.800%, 8/1/2045	150,271
	Continental Airlines, Inc.
148,758	4.150%, 4/11/2024	152,477
	CSX Corporation
115,000	3.700%, 11/1/2023	119,275
	Delta Air Lines, Inc.
204,000	6.750%, 5/23/2017	206,550
88,290	4.950%, 5/23/2019	93,146
24,951	4.750%, 5/7/2020	26,324
	ERAC USA Finance, LLC
67,000	2.800%, 11/1/2018[g]	68,525
	FedEx Corporation
450,000	3.900%, 2/1/2035	413,709
	J.B. Hunt Transport Services, Inc.
135,000	3.300%, 8/15/2022	136,098
	Southwest Airlines Company
285,000	2.750%, 11/6/2019	290,411
	Union Pacific Corporation
100,000	3.875%, 2/1/2055	89,874
	Virgin Australia Holdings, Ltd.
86,420	5.000%, 10/23/2023[g]	89,877
	XPO Logistics, Inc.
225,000	6.500%, 6/15/2022[g]	190,266

	Total	3,401,263

U.S. Government and Agencies (4.6%)
	Federal National Mortgage Association
1,535,000	0.875%, 5/21/2018	1,534,077
2,830,000	1.625%, 1/21/2020	2,859,177
2,835,000	2.625%, 9/6/2024	2,903,193
405,000	6.250%, 5/15/2029	561,790
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	483,853
	U.S. Treasury Bonds
4,150,000	6.500%, 11/15/2026	5,951,034
2,900,000	5.250%, 11/15/2028	3,881,015
2,050,000	4.375%, 5/15/2040	2,630,993

Principal Amount	Long-Term Fixed Income (13.2%)	Value
U.S. Government and Agencies (4.6%) - continued
$39,845,000	3.000%, 5/15/2042	$40,878,500
	U.S. Treasury Bonds, TIPS
1,731,450	0.125%, 4/15/2019	1,725,544
101,287	2.375%, 1/15/2025	116,559
66,250	2.125%, 2/15/2040	78,095
580,893	0.750%, 2/15/2042	508,388
	U.S. Treasury Notes
4,385,000	0.875%, 11/15/2017	4,400,532
19,915,000	1.500%, 10/31/2019	20,134,643
1,000,000	1.625%, 6/30/2020	1,012,617
29,565,000	1.875%, 6/30/2020	30,263,325
2,000,000	2.125%, 6/30/2022	2,052,084
685,000	1.625%, 8/15/2022	679,202
9,850,000	2.250%, 11/15/2024	10,034,175
14,300,000	3.625%, 2/15/2044	16,444,628
	U.S. Treasury Notes, TIPS
29,940,180	0.125%, 4/15/2018	29,905,479
616,842	0.125%, 1/15/2022	601,091
36,420,184	0.125%, 1/15/2023	35,112,299

	Total	214,752,293

Utilities (0.2%)
	AES Corporation
630,000	7.375%, 7/1/2021	653,625
	American Electric Power Company, Inc.
368,000	2.950%, 12/15/2022	357,341
	Arizona Public Service Company
180,000	2.200%, 1/15/2020	179,820
	Berkshire Hathaway Energy Company
132,000	2.400%, 2/1/2020	132,472
	Calpine Corporation
670,000	5.375%, 1/15/2023	624,775
	Commonwealth Edison Company
355,000	3.700%, 3/1/2045	324,813
	Consolidated Edison Company of New York, Inc.
220,000	4.450%, 3/15/2044	225,019
	DCP Midstream Operating, LP
185,000	3.875%, 3/15/2023	154,520
	DCP Midstream, LLC
298,000	4.750%, 9/30/2021[g]	268,668
	DTE Electric Company
265,000	3.700%, 3/15/2045	246,964
	DTE Energy Company
70,000	2.400%, 12/1/2019	70,434
	Duke Energy Carolinas, LLC
172,000	3.750%, 6/1/2045	162,780
	Duke Energy Corporation
18,000	2.100%, 6/15/2018	18,211
	Dynegy Finance I, Inc.
430,000	6.750%, 11/1/2019	431,075
	EDP Finance BV
262,000	4.125%, 1/15/2020[g]	265,567
	Enel Finance International NV
84,000	6.250%, 9/15/2017[g]	91,040
	Energy Transfer Equity, LP
670,000	5.500%, 6/1/2027	556,100
	Eversource Energy
150,000	1.600%, 1/15/2018	149,372
	Exelon Generation Company, LLC
300,000	5.200%, 10/1/2019	327,872
135,000	2.950%, 1/15/2020	136,789
	ITC Holdings Corporation
67,000	4.050%, 7/1/2023	70,064

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Utilities (0.2%) - continued
$265,000	5.300%, 7/1/2043	$281,565
	MidAmerican Energy Holdings Company
205,000	6.500%, 9/15/2037	257,517
	Monongahela Power Company
275,000	5.400%, 12/15/2043[g]	304,724
	NiSource Finance Corporation
265,000	5.650%, 2/1/2045	301,345
	Northern States Power Company
410,000	4.125%, 5/15/2044	414,425
	NRG Energy, Inc.
630,000	6.625%, 3/15/2023	579,600
	Oncor Electric Delivery Company, LLC
258,000	3.750%, 4/1/2045[g]	229,147
	Pacific Gas & Electric Company
347,000	5.625%, 11/30/2017	375,670
	PG&E Corporation
140,000	2.400%, 3/1/2019	140,953
	PPL Capital Funding, Inc.
144,000	3.500%, 12/1/2022	145,672
265,000	5.000%, 3/15/2044	277,133
	Sempra Energy
440,000	6.150%, 6/15/2018	488,059
170,000	2.400%, 3/15/2020	169,826
	Southern California Edison Company
100,000	2.400%, 2/1/2022	98,950
	Southwestern Electric Power Company
180,000	3.900%, 4/1/2045	159,654
	TransAlta Corporation
336,000	1.900%, 6/3/2017	334,230
	Williams Companies, Inc.
192,000	7.875%, 9/1/2021	195,092
	Xcel Energy, Inc.
155,000	1.200%, 6/1/2017	154,447

	Total	10,355,330

	Total Long-Term Fixed Income (cost $615,355,789)	617,463,801

Shares	Collateral Held for Securities Loaned (2.2%)	Value
101,113,490	Thrivent Cash Management Trust	101,113,490

	Total Collateral Held for Securities Loaned (cost $101,113,490)	101,113,490

Shares or Principal Amount	Short-Term Investments (10.0%)[l]	Value
	Federal Home Loan Bank Discount Notes
30,400,000	0.085%, 10/2/2015[f]	$30,399,928
15,000,000	0.100%, 10/5/2015	14,999,833
25,000,000	0.098%, 10/7/2015	24,999,591
15,000,000	0.100%, 10/8/2015	14,999,709
59,417,000	0.090%, 10/9/2015[f]	59,415,813
49,550,000	0.111%, 10/14/2015	49,548,010
16,750,000	0.120%, 10/16/2015	16,749,163
10,900,000	0.149%, 10/20/2015	10,899,144
16,100,000	0.143%, 10/21/2015	16,098,720
17,450,000	0.138%, 10/23/2015	17,448,531
36,000,000	0.137%, 10/26/2015	35,996,583
17,800,000	0.145%, 10/28/2015	17,798,064
15,200,000	0.160%, 11/2/2015[f]	15,197,838
51,100,000	0.172%, 11/4/2015	51,091,683
6,000,000	0.165%, 11/6/2015	5,999,010
2,000,000	0.090%, 11/10/2015	1,999,800
28,582,000	0.128%, 11/12/2015	28,577,743
10,298,000	0.092%, 11/18/2015	10,296,733
2,000,000	0.050%, 11/23/2015	1,999,853
10,000,000	0.070%, 12/3/2015	9,998,775
2,900,000	0.100%, 12/4/2015	2,899,485
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.120%, 10/13/2015	4,999,800
	Federal National Mortgage Association Discount Notes
10,500,000	0.065%, 10/14/2015	10,499,754
15,000,000	0.110%, 10/19/2015	14,999,175
	U.S. Treasury Bill
2,300,000	0.045%, 11/12/2015[m]	2,299,879

	Total Short-Term Investments (at amortized cost)	470,212,617

	Total Investments (cost $4,871,633,441) 105.7%	$4,953,024,239

	Other Assets and Liabilities, Net (5.7%)	(266,180,276)

	Total Net Assets 100.0%	$4,686,843,963

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	At September 30, 2015, $56,280,546 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2015, the value of these investments was $39,271,248 or 0.8% of total net assets.

h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2015.
i

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2015.

j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At September 30, 2015, $2,299,879 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Portfolio owned as of September 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$384,808
Apidos CLO XVIII, 7/22/2026	6/25/2014	374,062
Ares CLO, Ltd., 11/15/2025	11/26/2014	750,000
Ares CLO, Ltd., 10/12/2023	5/15/2015	1,275,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	384,808
Betony CLO, Ltd., 4/15/2027	2/25/2015	350,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	385,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	384,611
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	400,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	385,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	385,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	400,000
CoBank ACB, 6/15/2022	10/18/2013	115,323
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	385,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	337,867
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	1,200,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	399,600
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	721,303
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	349,125
Limerock CLO III, LLC, 10/20/2026	10/16/2014	1,150,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	424,490
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	1,100,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	1,200,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	1,196,892
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	300,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	1,200,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	385,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	1,147,125
OZLM VIII, Ltd., 10/17/2026	8/7/2014	382,805
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	900,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	1,200,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	1,141,375
Symphony CLO, Ltd., 1/9/2023	9/15/2014	379,211
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	513,987
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	384,422

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$330,194,036
Gross unrealized depreciation	(248,803,238)

Net unrealized appreciation (depreciation)	$81,390,798

Cost for federal income tax purposes	$4,871,633,441

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,855,250	–	4,071,085	784,165
Capital Goods	3,210,779	–	3,210,779	–
Communications Services	31,057,538	–	28,550,554	2,506,984
Consumer Cyclical	16,799,695	–	16,799,695	–
Consumer Non-Cyclical	10,914,494	–	10,914,494	–
Energy	4,727,177	–	3,272,943	1,454,234
Financials	3,840,193	–	3,840,193	–
Technology	8,828,606	–	8,828,606	–
Transportation	2,477,461	–	1,745,168	732,293
Utilities	1,959,477	–	1,959,477	–
Common Stock
Consumer Discretionary	319,601,961	316,006,336	3,595,625	–
Consumer Staples	66,713,277	63,728,012	2,985,265	–
Energy	259,273,524	258,230,385	1,043,139	–
Financials	302,542,811	292,670,561	9,872,250	–
Health Care	258,658,014	256,551,042	2,106,972	–
Industrials	234,013,394	230,591,113	3,422,281	–
Information Technology	416,508,101	414,402,855	2,105,246	–
Materials	77,535,751	76,079,816	1,455,935	–
Telecommunications Services	10,980,198	8,972,420	2,007,778	–
Utilities	36,776,273	35,403,119	1,373,154	–
Mutual Funds
Affiliated Equity Mutual Funds	1,329,688,049	1,329,688,049	–	–
Equity Mutual Funds	44,978,822	44,978,822	–	–
Affiliated Fixed Income Mutual Funds	289,313,442	289,313,442	–	–
Fixed Income Mutual Funds	28,980,044	28,980,044	–	–
Long-Term Fixed Income
Asset-Backed Securities	26,650,867	–	26,308,490	342,377
Basic Materials	3,856,531	–	3,856,531	–
Capital Goods	5,617,439	–	5,617,439	–
Collateralized Mortgage Obligations	32,668,828	–	32,668,828	–
Commercial Mortgage-Backed Securities	15,462,988	–	15,462,988	–
Communications Services	20,960,333	–	20,960,333	–
Consumer Cyclical	8,585,398	–	8,585,398	–
Consumer Non-Cyclical	18,994,437	–	18,994,437	–
Energy	9,773,991	–	9,773,991	–
Financials	38,168,604	–	38,168,604	–
Foreign Government	653,752	–	653,752	–
Mortgage-Backed Securities	199,061,831	–	199,061,831	–
Technology	8,499,916	–	8,499,916	–
Transportation	3,401,263	–	3,401,263	–
U.S. Government and Agencies	214,752,293	–	214,752,293	–
Utilities	10,355,330	–	10,355,330	–
Collateral Held for Securities Loaned	101,113,490	101,113,490	–	–
Short-Term Investments	470,212,617	–	470,212,617	–

Total	$4,953,024,239	$3,746,709,506	$1,200,494,680	$5,820,053

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	23,972,412	23,972,412	–	–
Credit Default Swaps	1,647,687	–	1,647,687	–

Total Asset Derivatives	$25,620,099	$23,972,412	$1,647,687	$–

Liability Derivatives
Futures Contracts	13,319,350	13,319,350	–	–
Credit Default Swaps	932,870	–	932,870	–

Total Liability Derivatives	$14,252,220	$13,319,350	$932,870	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(302)	December 2015	($66,155,954)	($66,147,438)	$8,516
5-Yr. U.S. Treasury Bond Futures	701	December 2015	84,027,848	84,481,456	453,608
10-Yr. U.S. Treasury Bond Futures	267	December 2015	34,024,782	34,372,079	347,297
30-Yr. U.S. Treasury Bond Futures	107	December 2015	16,598,207	16,835,781	237,574
Eurex EURO STOXX 50 Futures	6,541	December 2015	231,199,920	226,431,319	(4,768,601)
Mini MSCI EAFE Index Futures	1,159	December 2015	98,511,795	95,588,525	(2,923,270)
Russell 2000 Index Mini-Futures	(2,046)	December 2015	(236,109,525)	(224,221,140)	11,888,385
S&P 400 Index Mini-Futures	(2,426)	December 2015	(341,676,572)	(330,639,540)	11,037,032
S&P 500 Index Futures	923	December 2015	446,058,948	440,432,525	(5,626,423)
Ultra Long Term U.S. Treasury Bond Futures	(13)	December 2015	(2,084,225)	(2,085,281)	(1,056)
Total Futures Contracts					$10,653,062

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 24, 5 Year, at 5.00%; Barclays Capital, Inc.	Buy	6/20/2020	$50,539,500	$1,647,687	$1,647,687
CDX IG 24, 10 Year, at 1.00%; Bank of America	Sell	6/20/2025	(22,600,000)	(549,186)	(549,186)
CDX IG CDSI S24, 5 Year, at 1.00%; Bank of America	Sell	6/20/2020	(33,900,000)	(383,684)	(383,684)
Total Credit Default Swaps				$714,817	$714,817

1

As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Partner Small Cap Value	$98,513,554	$8,230,610	$98,227,113	–	$–	$956,677
Small Cap Stock	84,584,317	11,499,425	–	5,277,294	81,106,203	382,640
Partner Mid Cap Value	137,304,560	16,883,780	134,599,729	–	–	762,837
Mid Cap Stock	279,977,811	32,036,584	–	16,750,392	262,478,640	1,669,489
Partner Worldwide Allocation	443,920,241	11,333,099	–	48,917,066	423,680,495	11,333,099
Large Cap Value	323,712,459	13,667,484	–	20,124,267	295,858,930	4,140,409
Large Cap Stock	275,418,051	24,543,499	–	24,425,365	266,563,781	3,326,757
High Yield	119,925,476	5,193,529	2,342,185	25,190,550	116,536,521	5,193,458
Income	138,495,900	6,863,025	2,342,185	13,632,396	135,636,892	3,810,908
Limited Maturity Bond	37,959,766	462,710	1,171,093	3,795,492	37,140,029	462,924
Cash Management Trust- Collateral Investment	39,076,872	386,166,236	324,129,618	101,113,490	101,113,490	393,552
Total Value and Income Earned	1,978,889,007				1,720,114,981	32,432,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (4.2%)[a]	Value
Basic Materials (0.3%)
	Alpha Natural Resources, Inc., Term Loan
$4,204,724	3.500%, 5/22/2020	$1,831,157
	Axalta Coating Systems US Holdings, Inc., Term Loan
2,802,065	3.750%, 2/1/2020	2,774,549
	Fortescue Metals Group, Ltd., Term Loan
2,153,844	3.750%, 6/30/2019	1,756,740
	Ineos US Finance, LLC, Term Loan
3,812,800	3.750%, 12/15/2020	3,688,884
	NewPage Corporation, Term Loan
7,834,334	9.500%, 2/11/2021	4,220,747
	Tronox Pigments BV, Term Loan
6,130,977	4.250%, 3/19/2020	5,338,732
	Wausau Paper Corporation, Term Loan
5,319,710	6.500%, 7/30/2020	5,293,112

	Total	24,903,921

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
2,223,924	3.750%, 10/9/2019	2,188,474
	Berry Plastics Group, Inc., Term Loan
6,259,500	3.500%, 2/8/2020	6,195,904
	Silver II Borrower, Term Loan
1,565,288	4.000%, 12/13/2019	1,423,113
	Sterigenics-Nordion Holdings, LLC, Term Loan
915,000	4.250%, 5/16/2022	907,570

	Total	10,715,061

Communications Services (1.5%)
	Atlantic Broadband Penn, LLC, Term Loan
1,191,643	3.250%, 11/30/2019	1,180,227
	Birch Communication, Inc., Term Loan
7,893,663	7.750%, 7/17/2020	7,873,929
	CCO Safari III, LLC, Term Loan
1,100,000	3.500%, 1/24/2023	1,093,356
	Cengage Learning Acquisitions, Term Loan
5,810,378	7.000%, 3/31/2020	5,756,632
	Cequel Communications, LLC, Term Loan
1,990,710	3.500%, 2/14/2019	1,962,104
	Charter Communications Operating, LLC, Term Loan
840,650	3.000%, 7/1/2020	829,621
4,398,750	3.000%, 1/3/2021	4,320,672
	Clear Channel Communications, Inc., Term Loan
1,172,348	7.694%, 7/30/2019	975,980
	Fairpoint Communications, Term Loan
4,173,000	7.500%, 2/14/2019	4,182,556
	Grande Communications Networks, LLC, Term Loan
2,551,327	4.500%, 5/29/2020	2,532,192
	Hargray Communications Group, Inc., Term Loan
4,677,335	5.250%, 6/26/2019	4,683,182

Principal Amount	Bank Loans (4.2%)[a]	Value
Communications Services (1.5%) - continued
	iHeartCommunications, Inc., Term Loan
$3,645,170	6.944%, 1/30/2019	$3,016,378
	IMG Worldwide, Inc., Term Loan
3,163,980	5.250%, 5/6/2021	3,144,205
2,650,000	8.250%, 5/6/2022	2,510,875
	Integra Telecom Holdings, Inc., Term Loan
890,900	9.750%, 2/21/2020	884,593
3,379,567	5.250%, 8/14/2020	3,356,350
	Intelsat Jackson Holdings SA, Term Loan
4,394,236	3.750%, 6/30/2019	4,270,099
	Level 3 Communications, Inc., Term Loan
3,305,000	4.000%, 1/15/2020	3,292,606
	Level 3 Financing, Inc., Term Loan
1,680,000	3.500%, 5/31/2022	1,664,594
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
4,380,000	4.500%, 1/7/2022	4,240,409
1,000,000	7.750%, 7/7/2023	975,000
	LTS Buyer, LLC, Term Loan
7,279,862	4.000%, 4/13/2020	7,134,265
135,988	8.000%, 4/12/2021	134,288
	Mediacom Broadband, LLC, Term Loan
1,314,350	4.000%, 1/20/2020	1,310,407
	NEP Broadcasting, LLC, Term Loan
242,857	10.000%, 7/22/2020	241,237
	NEP/NCP Holdco, Inc., Term Loan
9,205,708	4.250%, 1/22/2020	8,998,580
	NTelos, Inc., Term Loan
1,236,750	5.750%, 11/9/2019	1,232,891
	SBA Senior Finance II, LLC, Term Loan
4,688,250	3.250%, 6/10/2022	4,616,942
	Syniverse Holdings, Inc., Term Loan
3,315,764	4.000%, 4/23/2019	3,021,489
	TNS, Inc., Term Loan
4,815,560	5.000%, 2/14/2020	4,806,554
	Univision Communications, Inc., Term Loan
3,735,529	4.000%, 3/1/2020	3,708,671
	Virgin Media Investment Holdings, Ltd., Term Loan
5,049,909	3.500%, 6/30/2023	4,971,030
	WideOpenWest Finance, LLC, Term Loan
5,558,070	4.500%, 4/1/2019	5,498,154
	XO Communications, LLC, Term Loan
3,841,500	4.250%, 3/20/2021	3,806,926
	Yankee Cable Acquisition, LLC, Term Loan
3,605,340	3.444%, 3/1/2020	3,590,702
	Zayo Group, LLC, Term Loan
9,404,665	3.750%, 7/2/2019	9,337,328

	Total	125,155,024

Consumer Cyclical (0.7%)
	Amaya Gaming Group, Inc., Term Loan
8,838,555	5.000%, 8/1/2021	8,683,880

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (4.2%)[a]	Value
Consumer Cyclical (0.7%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$1,754,092	4.250%, 8/13/2021	$1,754,074
	Ceridian HCM Holding, Inc., Term Loan
2,475,333	4.500%, 9/15/2020	2,340,749
	Chrysler Group, LLC, Term Loan
2,870,064	3.500%, 5/24/2017	2,854,278
	Golden Nugget, Inc., Delayed Draw
505,778	5.500%, 11/21/2019	506,253
	Golden Nugget, Inc., Term Loan
1,180,147	5.500%, 11/21/2019	1,181,257
	Hilton Worldwide Finance, LLC, Term Loan
8,557,050	3.500%, 10/26/2020	8,528,470
	J.C. Penney Corporation, Inc., Term Loan
3,890,450	6.000%, 5/22/2018	3,863,723
	Las Vegas Sands, LLC, Term Loan
2,112,375	3.250%, 12/19/2020	2,089,941
	Marina District Finance Company, Inc., Term Loan
1,733,846	6.500%, 8/15/2018	1,744,648
	MGM Resorts International, Term Loan
2,596,575	3.500%, 12/20/2019	2,574,504
	Mohegan Tribal Gaming Authority, Term Loan
8,705,848	5.500%, 6/15/2018	8,659,620
	Rite Aid Corporation, Term Loan
1,285,000	5.750%, 8/21/2020	1,297,850
	ROC Finance, LLC, Term Loan
6,105,400	5.000%, 6/20/2019	5,781,081
	Scientific Games International, Inc., Term Loan
7,895,212	6.000%, 10/18/2020	7,783,811
1,845,702	6.000%, 10/1/2021	1,820,028
	Seminole Indian Tribe of Florida, Term Loan
1,332,375	3.000%, 4/29/2020	1,326,273

	Total	62,790,440

Consumer Non-Cyclical (0.6%)
	Albertsons, Inc., Term Loan
6,861,368	5.375%, 3/21/2019	6,858,487
	Catalina Marketing Corporation, Term Loan
3,851,250	4.500%, 4/9/2021	3,292,819
	CHS/Community Health Systems, Inc., Term Loan
455,528	3.575%, 12/31/2018	454,648
427,507	3.750%, 1/27/2021	426,571
786,602	4.000%, 1/27/2021	786,405
	Endo Luxembourg Finance I Co Sarl, Term Loan
4,690,000	3.750%, 9/26/2022[b,c]	4,670,959
	HCA, Inc., Term Loan
1,470,000	2.944%, 3/31/2017	1,468,001
	JBS USA, LLC, Term Loan
2,816,296	3.750%, 5/25/2018	2,802,214
925,000	1.500%, 9/19/2022	924,602
	McGraw-Hill Global Education Holdings, LLC, Term Loan
4,399,771	4.750%, 3/22/2019	4,401,619

Principal Amount	Bank Loans (4.2%)[a]	Value
Consumer Non-Cyclical (0.6%) - continued
	Ortho-Clinical Diagnostics, Inc., Term Loan
$10,335,182	4.750%, 6/30/2021	$10,128,479
	Roundy’s Supermarkets, Inc., Term Loan
3,387,445	5.750%, 3/3/2021	2,949,889
	Supervalu, Inc., Term Loan
8,050,007	4.500%, 3/21/2019	8,053,388
	Visant Corporation, Term Loan
4,879,862	7.000%, 9/23/2021	4,481,323

	Total	51,699,404

Energy (0.2%)
	Arch Coal, Inc., Term Loan
3,424,671	6.250%, 5/16/2018	1,926,377
	Energy Solutions, LLC, Term Loan
6,213,304	6.750%, 5/29/2020	6,089,037
	Expro Holdings UK 2, Ltd., Term Loan
2,970,000	5.750%, 9/2/2021	2,401,988
	Fieldwood Energy, LLC, Term Loan
2,058,020	3.875%, 10/1/2018	1,739,027
660,000	8.375%, 9/30/2020	181,500
	Houston Fuel Oil Terminal, LLC, Term Loan
3,692,700	4.250%, 8/19/2021	3,508,065
	McJunkin Red Man Corporation, Term Loan
1,439,595	4.750%, 11/8/2019	1,402,411
	Offshore Group Investment, Ltd., Term Loan
3,300,375	5.750%, 3/28/2019	1,041,961
	Pacific Drilling SA, Term Loan
2,370,438	4.500%, 6/3/2018	1,396,022
	Targa Resources Partners, LP, Term Loan
269,767	5.750%, 2/27/2022	269,430

	Total	19,955,818

Financials (0.3%)
	DJO Finance, LLC, Term Loan
1,455,000	4.250%, 6/7/2020	1,448,336
	GEO Group, Inc., Term Loan
841,627	3.250%, 4/3/2020	838,825
	Harland Clarke Holdings Corporation, Term Loan
4,407,313	7.000%, 5/22/2018	4,390,785
478,125	6.000%, 8/4/2019	476,093
	MoneyGram International, Inc., Term Loan
3,358,875	4.250%, 3/27/2020	3,160,130
	MPH Acquisition Holdings, LLC, Term Loan
2,022,727	3.750%, 3/31/2021	1,995,926
	TransUnion, LLC, Term Loan
7,732,250	3.500%, 4/9/2021	7,645,262
	WaveDivision Holdings, LLC, Term Loan
3,559,350	4.000%, 10/15/2019	3,548,957

	Total	23,504,314

Technology (0.3%)
	Avago Technologies, Ltd., Term Loan
2,575,551	3.750%, 5/6/2021	2,571,790
	First Data Corporation, Term Loan
7,025,000	3.696%, 3/23/2018	6,961,353

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (4.2%)[a]	Value
Technology (0.3%) - continued
$1,355,000	3.696%, 9/24/2018	$1,340,773
	Freescale Semiconductor, Inc., Term Loan
3,027,783	4.250%, 2/28/2020	3,023,998
3,087,000	5.000%, 1/15/2021	3,086,444
1,327,655	Infor US, Inc., Term Loan
	3.750%, 6/3/2020[b,c]	1,283,126
	Merrill Communications, LLC, Term Loan
1,033,780	6.250%, 6/1/2022	1,026,027
	SS&C European Holdings SARL, Term Loan
1,964,461	4.000%, 7/8/2022	1,965,699
310,763	4.000%, 7/8/2022	310,959

	Total	21,570,169

Transportation (0.1%)
	American Airlines, Inc., Term Loan
3,645,075	3.250%, 6/27/2020	3,604,979
	OSG Bulk Ships, Inc., Term Loan
4,873,312	5.250%, 8/5/2019	4,818,488
	United Airlines, Inc., Term Loan
2,101,125	3.250%, 4/1/2019	2,091,061
891,000	3.500%, 9/15/2021	887,106

	Total	11,401,634

Utilities (0.1%)
	Calpine Corporation, Term Loan
2,628,700	4.000%, 10/9/2019	2,621,024
733,135	4.000%, 10/31/2020	731,075
623,780	3.500%, 5/27/2022	613,039
	Intergen NV, Term Loan
1,681,300	5.500%, 6/15/2020	1,543,988

	Total	5,509,126

	Total Bank Loans (cost $375,524,945)	357,204,911

Shares	Common Stock (33.8%)	Value
Consumer Discretionary (5.3%)
125,262	Aaron’s, Inc.	4,523,211
1,700	ABC-MART, Inc.	95,038
8,600	Aisan Industry Company, Ltd.	78,913
2,400	Aisin Seiki Company, Ltd.	80,525
78,382	Amazon.com, Inc.[d]	40,122,962
52,000	American Axle & Manufacturing Holdings, Inc.[d]	1,036,880
33,324	American Public Education, Inc.[d]	781,448
23,110	AutoZone, Inc.[d]	16,727,711
34,800	Barnes & Noble, Inc.	421,428
1,800	Bayerische Motoren Werke AG	123,795
73,810	Bed Bath & Beyond, Inc.[d]	4,208,646
12,800	Berkeley Group Holdings plc	647,940
7,200	Big Lots, Inc.[e]	345,024
7,350	Bob Evans Farms, Inc.	318,623
2,600	Brembo SPA	100,586
3,200	Bridgestone Corporation	110,740
64,950	Brinker International, Inc.	3,420,917
81,779	Brunswick Corporation	3,916,396
50,596	Burlington Stores, Inc.[d]	2,582,420
18,000	Calsonic Kansei Corporation	135,167
21,109	Cedar Fair, LP	1,110,544
39,610	Cheesecake Factory, Inc.	2,137,356
66,750	Chegg, Inc.[d,e]	481,268
61,510	Children’s Place, Inc.	3,547,282

Shares	Common Stock (33.8%)	Value
Consumer Discretionary (5.3%) - continued
4,400	Chiyoda Company, Ltd.	$141,179
21,050	Chuy’s Holdings, Inc.[d]	597,820
9,300	Cineworld Group plc	78,210
504,574	Comcast Corporation	28,700,169
5,100	Compass Group plc	81,461
78,752	Core-Mark Holding Company, Inc.	5,154,318
52,820	CSS Industries, Inc.	1,391,279
64,803	Culp, Inc.	2,078,232
2,000	Daiichikosho Company, Ltd.	70,889
59,600	Debenhams plc	71,334
29,263	Del Frisco’s Restaurant Group, Inc.[d]	406,463
97,261	Delphi Automotive plc	7,395,726
47,412	Discovery Communications, Inc., Class Ad,e	1,234,134
63,740	DISH Network Corporation[d]	3,718,592
53,053	Dollar Tree, Inc.[d]	3,536,513
42,960	Domino’s Pizza, Inc.	4,635,814
38,122	Dorman Products, Inc.[d,e]	1,940,029
49,729	Drew Industries, Inc.	2,715,701
24,100	Echo Entertainment Group, Ltd.	82,465
47,700	EDION Corporation[e]	327,408
5,400	Electrolux AB	152,587
276,031	Enterprise Inns plc[d]	452,697
64,305	Ethan Allen Interiors, Inc.[e]	1,698,295
3,200	Eutelsat Communications	98,148
93,890	Finish Line, Inc.	1,812,077
124,950	Ford Motor Company	1,695,572
20,063	Fossil, Inc.[d,e]	1,121,120
63,569	Fred’s, Inc.	753,293
68,089	Gap, Inc.	1,940,537
5,700	Geo Holdings Corporation	91,081
109,346	G-III Apparel Group, Ltd.[d]	6,742,274
34,000	Gunze, Ltd.	102,851
19,200	Hakuhodo Dy Holdings, Inc.	182,032
177,148	Harley-Davidson, Inc.	9,725,425
59,361	Harman International Industries, Inc.	5,698,062
17,400	Haseko Corporation	197,113
83,801	Haverty Furniture Companies, Inc.	1,967,647
15,800	Heiwa Corporation	270,978
11,700	Hilton Worldwide Holdings, Inc.	268,398
205,400	Home Depot, Inc.	23,721,646
29,700	Honda Motor Company, Ltd.	886,447
50,000	Houghton Mifflin Harcourt Company[d]	1,015,500
1,000	Hugo Boss AG	112,441
15,900	Informa plc	135,378
5,500	Intertek Group plc	202,964
35,119	Interval Leisure Group, Inc.	644,785
14,350	iRobot Corporation[d,e]	418,159
5,600	Jack in the Box, Inc.	431,424
133,786	Jarden Corporation[d]	6,539,460
16,200	JB Hi-Fi, Ltd.	218,166
4,900	JM AB	131,797
51,559	Kate Spade & Company[d]	985,293
12,400	KB Home[e]	168,020
149,280	Krispy Kreme Doughnuts, Inc.[d]	2,183,966
198,775	Las Vegas Sands Corporation	7,547,487
21,230	La-Z-Boy, Inc.	563,869
13,950	Lear Corporation	1,517,481
3,525	Liberty Broadband Corporation[d]	180,374
35,000	Liberty Interactive Corporation[d]	918,050
48,898	Limited Brands, Inc.	4,407,177
11,031	Lithia Motors, Inc.	1,192,561
114,350	LKQ Corporation[d]	3,242,966
249,170	Lowe’s Companies, Inc.	17,172,796
11,000	Luk Fook Holdings International, Ltd.	27,572
9,450	Lululemon Athletica, Inc.[d,e]	478,643

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (33.8%)	Value
Consumer Discretionary (5.3%) - continued
111,120	Macy’s, Inc.	$5,702,678
46,307	Marriott International, Inc.	3,158,137
93,900	Marston’s plc	212,994
42,707	MDC Partners, Inc.	787,090
50,914	Meritage Homes Corporation[d]	1,859,379
11,300	Movado Group, Inc.	291,879
142,154	National CineMedia, Inc.	1,907,707
28,900	Nautilus, Inc.[d]	433,500
40,342	New Media Investment Group, Inc.	623,687
248,950	NIKE, Inc.	30,613,382
16,300	NOK Corporation	352,662
65,138	Nord Anglia Education, Inc.[d]	1,324,256
82,030	Nutrisystem, Inc.	2,175,436
17,660	Omnicom Group, Inc.	1,163,794
28,051	O’Reilly Automotive, Inc.[d]	7,012,750
74,061	Oxford Industries, Inc.	5,471,627
14,000	PanaHome Corporation	91,041
17,910	Papa John’s International, Inc.	1,226,477
84,337	Papa Murphy’s Holdings, Inc.[d,e]	1,238,067
20,300	Persimmon plc	617,856
38,879	Pier 1 Imports, Inc.[e]	268,265
66,188	PVH Corporation	6,747,205
33,888	Ralph Lauren Corporation	4,004,206
39,274	Red Robin Gourmet Burgers, Inc.[d]	2,974,613
12,800	Rent-A-Center, Inc.	310,400
11,525	Restoration Hardware Holdings, Inc.[d,e]	1,075,398
114,688	Ross Stores, Inc.	5,558,927
46,900	Ruby Tuesday, Inc.[d]	291,249
35,050	Ruth’s Hospitality Group, Inc.	569,212
62,518	Scripps Networks Interactive, Inc.	3,075,260
5,400	SES SA	170,421
9,000	SHOWA Corporation	71,758
32,100	Shutterfly, Inc.[d]	1,147,575
9,943	Skechers USA, Inc.[d]	1,333,157
6,800	Sports Direct International plc[d]	78,014
110,693	Sportsman’s Warehouse Holdings, Inc.[d,e]	1,363,738
561,670	Starbucks Corporation	31,925,323
120,695	Starwood Hotels & Resorts Worldwide, Inc.	8,023,804
77,834	Stein Mart, Inc.	753,433
27,700	Sumitomo Forestry Company, Ltd.	310,270
13,800	Sumitomo Rubber Industries, Ltd.	191,560
14,000	Takashimaya Company, Ltd.	113,118
3,800	Tamron Company, Ltd.	69,417
78,000	Target Corporation	6,135,480
32,374	Tenneco, Inc.[d]	1,449,384
44,800	Tesla Motors, Inc.[d,e]	11,128,320
109,560	Time, Inc.	2,087,118
120,564	Toll Brothers, Inc.[d]	4,128,111
14,150	Tower International, Inc.[d]	336,204
33,887	Tractor Supply Company	2,857,352
136,376	Tuesday Morning Corporation[d]	737,794
32,400	UBM plc	238,545
12,832	Ulta Salon Cosmetics & Fragrance, Inc.[d]	2,096,107
38,093	Under Armour, Inc.[d]	3,686,641
20,209	Vail Resorts, Inc.	2,115,478
2,453	Valora Holding AG	467,074
24,672	VF Corporation	1,682,877
5,050	Vitamin Shoppe, Inc.[d]	164,832
16,000	Wacoal Holdings Corporation	191,439
22,900	WH Smith plc	542,834
14,950	Winnebago Industries, Inc.[e]	286,293
21,100	WPP plc	439,280

Shares	Common Stock (33.8%)	Value
Consumer Discretionary (5.3%) - continued
30,550	Wyndham Worldwide Corporation	$2,196,545
4,100	Yokohama Rubber Company, Ltd.	72,312
81,900	Yum! Brands, Inc.	6,547,905
38,090	Zoe’s Kitchen, Inc.[d,e]	1,504,174

	Total	449,209,986

Consumer Staples (1.3%)
4,600	AarhusKarlshamn AB	298,731
123,550	Altria Group, Inc.	6,721,120
13,900	Axfood AB	229,613
2,968	Bakkafrost PF	94,869
25,000	Blue Buffalo Pet Products, Inc.[d]	447,750
6,264	Boston Beer Company, Inc.[d]	1,319,261
1,500	British American Tobacco plc	82,763
11,198	Britvic plc	115,082
5,200	Calavo Growers, Inc.	232,128
61,700	Campbell Soup Company	3,126,956
1,100	Carlsberg AS	84,526
27,540	Casey’s General Stores, Inc.	2,834,417
211,200	Coca-Cola Company	8,473,344
6,350	Coca-Cola Enterprises, Inc.	307,023
24,000	Coca-Cola HBC AG	508,046
3,175	Cranswick plc	76,655
179,510	CVS Health Corporation	17,319,125
16,661	Energizer Holdings, Inc.	1,359,538
40,600	Flowers Foods, Inc.	1,004,444
79,980	Hain Celestial Group, Inc.[d]	4,126,968
4,000	Henkel AG & Company KGaA	353,554
27,700	Imperial Tobacco Group plc	1,432,052
4,400	Ingles Markets, Inc.	210,452
28,520	Ingredion, Inc.	2,490,081
10,600	Japan Tobacco, Inc.	328,814
6,000	Jeronimo Martins SGPS SA	80,978
10,500	Kao Corporation	475,974
1,100	Kerry Group plc	82,754
32,010	Keurig Green Mountain, Inc.	1,669,001
47,670	Kimberly-Clark Corporation	5,197,937
53,500	Koninklijke Ahold NV	1,043,686
2,400	KOSE Corporation	219,046
19,746	Mead Johnson Nutrition Company	1,390,118
52,858	Molson Coors Brewing Company	4,388,271
15,450	Mondelez International, Inc.	646,892
36,970	Monster Beverage Corporation[d]	4,996,126
14,900	Nestle SA	1,120,565
9,000	Nippon Meat Packers, Inc.	183,662
19,200	Nisshin Oillio Group, Ltd.	69,585
20,300	PepsiCo, Inc.	1,914,290
87,066	Philip Morris International, Inc.	6,906,946
36,997	Pinnacle Foods, Inc.	1,549,434
16,045	PriceSmart, Inc.	1,240,920
2,600	Royal Unibrew AS	97,348
16,903	SalMar ASA	267,207
95,323	SpartanNash Company	2,464,100
8,900	Suedzucker AG	161,847
2,100	Sugi Holdings Company, Ltd.	94,251
63,000	SUPERVALU, Inc.[d]	452,340
16,500	Swedish Match AB	498,771
900	TSURUHA Holdings, Inc.	77,560
162,971	Tyson Foods, Inc.	7,024,050
48,118	United Natural Foods, Inc.[d]	2,334,204
70,430	Universal Corporation[e]	3,491,215
24,500	WhiteWave Foods Company[d]	983,675
24,034	Whole Foods Market, Inc.	760,676

	Total	105,460,741

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (33.8%)	Value
Energy (4.2%)
41,178	Antero Resources Corporation[d,e]	$871,326
109,949	Atwood Oceanics, Inc.[e]	1,628,345
3,700	Azrieli Group, Ltd.	147,916
309,060	Baker Hughes, Inc.	16,083,482
77,218	Basic Energy Services, Inc.[d,e]	254,819
246,250	Bonanza Creek Energy, Inc.[d]	1,002,238
10,679	Bristow Group, Inc.	279,363
48,650	C&J Energy Services, Inc.[d,e]	171,248
27,858	Callon Petroleum Company[d]	203,085
362,270	Cameron International Corporation[d]	22,214,396
429,880	Canadian Natural Resources, Ltd.	8,361,166
144,100	Chevron Corporation	11,366,608
5,380	Cimarex Energy Company	551,342
21,922	Clayton Williams Energy, Inc.[d]	850,793
1,393,031	Cobalt International Energy, Inc.[d]	9,862,659
96,790	Columbia Pipeline Group, Inc.	1,770,289
138,185	Concho Resources, Inc.[d]	13,583,586
866,210	Denbury Resources, Inc.[e]	2,113,552
31,958	Devon Energy Corporation	1,185,322
12,576	Diamondback Energy, Inc.[d]	812,410
4,510	Dril-Quip, Inc.[d]	262,572
4,040	Energen Corporation	201,434
7,460	Ensco plc	105,037
481,594	EOG Resources, Inc.	35,060,043
50,190	EP Energy Corporation[d,e]	258,479
496,721	EQT Corporation	32,172,619
38,700	ERG SPA	541,289
118,380	Exterran Holdings, Inc.	2,130,840
160,950	Exxon Mobil Corporation	11,966,633
24,100	Frank's International NV	369,453
13,100	Green Plains, Inc.	254,926
4,440	Gulfport Energy Corporation[d]	131,779
158,350	Halliburton Company	5,597,673
18,970	Helix Energy Solutions Group, Inc.[d]	90,866
43,940	Helmerich & Payne, Inc.[e]	2,076,604
36,067	HollyFrontier Corporation	1,761,512
6,000	Idemitsu Kosan Company, Ltd.	91,910
142,710	Laredo Petroleum Holdings, Inc.[d,e]	1,345,755
1,292,241	Marathon Oil Corporation	19,900,511
481,490	Marathon Petroleum Corporation	22,307,432
6,580	National Oilwell Varco, Inc.	247,737
10,920	Newfield Exploration Company[d]	359,268
89,340	Noble Energy, Inc.	2,696,281
560,020	Oasis Petroleum, Inc.[d,e]	4,860,974
8,150	Oceaneering International, Inc.	320,132
7,280	Oil States International, Inc.[d]	190,226
160,040	Patterson-UTI Energy, Inc.	2,102,926
974,958	Petroleo Brasileiro SA ADR[d,e]	4,241,067
104,741	Rex Energy Corporation[d,e]	216,814
77,450	Rice Energy, Inc.[d]	1,251,592
700,670	Rowan Companies plc	11,315,821
6,259	Royal Dutch Shell plc	148,463
19,272	Royal Dutch Shell plc, Class B	455,690
139,650	Schlumberger, Ltd.	9,631,661
18,000	Showa Shell Sekiyu KK	141,890
32,321	SM Energy Company	1,035,565
703,132	Southwestern Energy Company[d,e]	8,922,745
694,210	Suncor Energy, Inc. ADR[e]	18,549,291
45,320	Superior Energy Services, Inc.	572,392
335,252	Teekay Tankers, Ltd.	2,313,239
89,485	Tesco Corporation	638,923
3,290	Tesoro Corporation	319,920
40,000	TETRA Technologies, Inc.[d]	236,400
28,000	TonenGeneral Sekiyu KK	271,346
631,015	Total SA ADR[e]	28,212,681
131,185	Trinidad Drilling, Ltd.[e]	217,249

Shares	Common Stock (33.8%)	Value
Energy (4.2%) - continued
66,114	U.S. Silica Holdings, Inc.[e]	$931,546
21,100	Unit Corporation[d]	237,586
3,053,466	Weatherford International, Ltd.[d]	25,893,392
23,930	Western Refining, Inc.	1,055,792
7,290	Whiting Petroleum Corporation[d]	111,318
11,800	Woodside Petroleum, Ltd.	241,505
9,670	World Fuel Services Corporation	346,186
43,200	WPX Energy, Inc.[d]	285,984

	Total	358,514,914

Financials (5.5%)
10,686	Acadia Realty Trust	321,328
49,400	ACE, Ltd.	5,107,960
42,721	Affiliated Managers Group, Inc.[d]	7,304,864
18,300	Allianz SE	2,874,817
27,120	Allied World Assurance Company Holdings AG	1,035,170
23,810	American Assets Trust, Inc.	972,877
62,620	American Campus Communities, Inc.	2,269,349
61,550	American Equity Investment Life Holding Company	1,434,731
69,890	American Financial Group, Inc.	4,816,120
103,450	American International Group, Inc.	5,878,029
177,700	Anworth Mortgage Asset Corporation	877,838
18,845	Argo Group International Holdings, Ltd.	1,066,439
111,549	Arthur J. Gallagher & Company	4,604,743
49,810	Aspen Insurance Holdings, Ltd.	2,314,671
171,030	Assured Guaranty, Ltd.	4,275,750
49,300	Australia & New Zealand Banking Group, Ltd.	941,935
81,600	Bank Hapoalim, Ltd.	410,622
46,355	Bank Leumi Le-Israel BMd	173,028
893,270	Bank of America Corporation	13,917,147
49,900	Bank of New York Mellon Corporation	1,953,585
21,264	Bank of Queensland, Ltd.	174,077
52,365	Bank of the Ozarks, Inc.	2,291,492
146,000	Bank of Yokohama, Ltd.	887,392
127,550	BB&T Corporation	4,540,780
225,963	BBCN Bancorp, Inc.	3,393,964
14,400	Bendigo and Adelaide Bank, Ltd.	100,639
42,800	Berkshire Hathaway, Inc.[d]	5,581,120
51,100	BinckBank NV	422,102
221,650	Blackstone Group, LP	7,019,656
2,000	Bolsas y Mercados Espanoles SA	67,657
23,550	Boston Private Financial Holdings, Inc.	275,535
147,626	Brixmor Property Group, Inc.	3,466,258
25,230	Camden Property Trust	1,864,497
152,500	Capital One Financial Corporation	11,059,300
22,586	Capital Shopping Centres Group plc	112,732
68,900	CapitaMall Trust	92,131
76,130	Cathay General Bancorp	2,280,855
38,420	CBRE Group, Inc.[d]	1,229,440
271,031	Cedar Realty Trust, Inc.	1,683,103
181,450	Charles Schwab Corporation	5,182,212
21,000	Chiba Bank, Ltd.	149,123
576,137	Citigroup, Inc.	28,582,157
108,630	CNO Financial Group, Inc.	2,043,330
21,500	CNP Assurances	298,741
399,521	CoBiz Financial, Inc.	5,197,768
75,573	Columbia Banking System, Inc.	2,358,633
184,600	Comerica, Inc.	7,587,060
13,000	Commerce Bancshares, Inc.	592,280
21,850	Corporate Office Properties Trust	459,505
26,950	Corrections Corporation of America	796,103

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (33.8%)	Value
Financials (5.5%) - continued
97,600	DEXUS Property Group	$492,191
39,760	Digital Realty Trust, Inc.	2,597,123
81,175	Direct Line Insurance Group plc	460,598
25,000	Discover Financial Services	1,299,750
21,724	DnB ASA	282,724
11,651	Douglas Emmett, Inc.	334,617
116,740	Duke Realty Corporation	2,223,897
72,055	East West Bancorp, Inc.	2,768,353
21,570	Education Realty Trust, Inc.	710,731
83,388	Employers Holdings, Inc.	1,858,719
45,380	Encore Capital Group, Inc.[d,e]	1,679,060
63,737	Essent Group, Ltd.[d]	1,583,864
53,200	EverBank Financial Corporation	1,026,760
50,572	Evercore Partners, Inc.	2,540,737
14,029	Everest Re Group, Ltd.	2,431,787
9,730	Extra Space Storage, Inc.	750,767
248,770	F.N.B. Corporation	3,221,572
5,650	FCB Financial Holdings, Inc.[d]	184,303
42,300	FelCor Lodging Trust, Inc.	299,061
404,714	Fifth Third Bancorp	7,653,142
178,000	First Commonwealth Financial Corporation	1,618,020
5,800	First Financial Bankshares, Inc.[e]	184,324
23,600	First Industrial Realty Trust, Inc.	494,420
18,610	First Interstate BancSystem, Inc.	518,102
88,150	First Midwest Bancorp, Inc.	1,546,151
13,200	First NBC Bank Holding Company[d]	462,528
126,909	First Potomac Realty Trust	1,395,999
147,545	First Republic Bank	9,261,400
51,800	FlexiGroup, Ltd.[e]	85,885
88,600	Franklin Resources, Inc.	3,301,236
100,600	Franklin Street Properties Corporation	1,081,450
61,900	Frasers Centrepoint Trust	82,921
144,000	Fukuoka Financial Group, Inc.	685,851
96,931	Genworth Financial, Inc.[d]	447,821
100,678	Glacier Bancorp, Inc.	2,656,892
136,450	Green Bancorp, Inc.[d]	1,563,717
17,150	Green Dot Corporation[d]	301,840
27,450	Greenhill & Company, Inc.	781,501
8,533	Hamborner REIT AG	82,476
17,800	Hang Seng Bank, Ltd.	321,084
136,756	Hanmi Financial Corporation	3,446,251
8,500	Hannover Rueckversicherung SE	870,669
155,500	Hartford Financial Services Group, Inc.	7,118,790
141,838	Hatteras Financial Corporation	2,148,846
12,400	Henderson Land Development Company, Ltd.	74,148
16,500	Hersha Hospitality Trust	373,890
10,600	HFF, Inc.	357,856
12,950	Highwoods Properties, Inc.	501,812
34,000	Hokuhoku Financial Group, Inc.	77,849
128,618	Home BancShares, Inc.	5,209,029
43,033	Home Properties, Inc.	3,216,717
17,350	Hometrust Bancshares, Inc.[d]	321,843
54,700	Hospitality Properties Trust	1,399,226
179,836	Host Hotels & Resorts, Inc.	2,843,207
31,505	Houlihan Lokey, Inc.[d]	686,809
406,000	HSBC Holdings plc	3,062,739
18,900	Hufvudstaden AB	247,652
840,838	Huntington Bancshares, Inc.	8,912,883
141,000	Hysan Development Company, Ltd.	587,106
6,907	IG Group Holdings plc	80,497
6,500	InfraREIT, Inc.	153,920
9,900	Interactive Brokers Group, Inc.	390,753

Shares	Common Stock (33.8%)	Value
Financials (5.5%) - continued
96,703	Intercontinental Exchange, Inc.	$22,724,238
62,527	Intermediate Capital Group plc	489,074
273,218	Invesco, Ltd.	8,532,598
42,000	Investa Office Fund	116,765
91,200	Investec plc	698,307
219,550	Investors Bancorp, Inc.	2,709,247
199,958	J.P. Morgan Chase & Company	12,191,439
80,810	Janus Capital Group, Inc.	1,099,016
42	Japan Logistics Fund, Inc.	75,481
1,700	Julius Baer Group, Ltd.	77,200
36,984	Kennedy-Wilson Holdings, Inc.	819,935
233,470	KeyCorp	3,037,445
22,670	Kilroy Realty Corporation	1,477,177
35,760	Lamar Advertising Company	1,865,957
52,407	LaSalle Hotel Properties	1,487,835
18,244	Lazard, Ltd.	789,965
36,100	Legg Mason, Inc.	1,502,121
70,440	Lincoln National Corporation	3,343,082
108,500	Link REIT	597,339
11,200	London Stock Exchange Group plc	410,526
23,310	M&T Bank Corporation[e]	2,842,654
264,420	MetLife, Inc.	12,467,403
350,350	Morgan Stanley	11,036,025
19,600	MSCI, Inc.	1,165,416
4,500	Muenchener Rueckversicherungs-Gesellschaft AG	840,445
75,735	NASDAQ OMX Group, Inc.	4,038,948
59,954	National Interstate Corporation	1,599,573
160,337	Navient Corporation	1,802,188
306,000	New World Development Company, Ltd.	298,009
124,990	Nordea Bank AB	1,394,453
51,530	Northern Trust Corporation	3,512,285
23,000	Ogaki Kyoritsu Bank, Ltd.	90,619
24,600	Old Mutual plc	70,500
97,100	Oritani Financial Corporation[e]	1,516,702
31,900	Oversea-Chinese Banking Corporation, Ltd.	197,534
71,593	PacWest Bancorp	3,064,896
37,150	Parkway Properties, Inc.	578,054
63,410	Pebblebrook Hotel Trust	2,247,884
9,150	Pennsylvania Real Estate Investment Trust	181,444
23,790	Post Properties, Inc.	1,386,719
31,555	Potlatch Corporation	908,468
33,670	Primerica, Inc.[e]	1,517,507
79,495	ProAssurance Corporation	3,900,820
23,250	Progressive Corporation	712,380
44,400	Provident Financial Services, Inc.	865,800
6,682	PS Business Parks, Inc.	530,417
46,000	Ramco-Gershenson Properties Trust	690,460
114,027	Raymond James Financial, Inc.	5,659,160
17,160	Realogy Holdings Corporation[d]	645,731
33,021	Redwood Trust, Inc.	457,011
21,640	Renasant Corporation	710,874
34,100	Resona Holdings, Inc.	173,748
11,450	Retail Opportunity Investments Corporation	189,383
25,000	Retail Properties of America, Inc.	352,250
68,574	RLJ Lodging Trust	1,732,865
22,150	Rouse Properties, Inc.	345,097
82,720	Safeguard Scientifics, Inc.[d]	1,285,469
10,687	Safety Insurance Group, Inc.	578,701
1,900	Sampo Oyj	91,955
108,233	Sandy Spring Bancorp, Inc.	2,833,540
11,700	Schroders plc	497,156

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (33.8%)	Value
Financials (5.5%) - continued
11,750	Selective Insurance Group, Inc.	$364,955
10,810	Signature Bank[d]	1,487,024
19,650	Silver Bay Realty Trust Corporation REIT	314,597
83,000	Skandinaviska Enskilda Banken AB	887,703
620,835	SLM Corporation[d]	4,594,179
200	St. Galler Kantonalbank AG	73,107
45,972	State Auto Financial Corporation	1,048,621
243,627	Stockland	661,891
19,800	Store Capital Corporation	409,068
76,829	Strategic Hotels & Resorts, Inc.[d]	1,059,472
97,000	Sumitomo Mitsui Trust Holdings, Inc.	355,509
84,369	Summit Hotel Properties, Inc.	984,586
51,607	SVB Financial Group[d]	5,962,673
18,800	Swiss Re AG	1,612,986
98,130	Synovus Financial Corporation	2,904,648
2,800	Talanx AG	83,884
99,930	Talmer Bancorp, Inc.	1,663,835
78,934	TD Ameritrade Holding Corporation	2,513,259
54,076	Terreno Realty Corporation	1,062,053
23,250	TriCo Bancshares	571,253
10,500	U.S. Bancorp	430,605
36,100	UBS Group AG	667,421
8,500	Union Bankshares Corporation	204,000
27,732	UNIQA Insurance Group AG	240,466
55,319	United Overseas Bank, Ltd.	722,306
33,246	Validus Holdings, Ltd.	1,498,397
16,833	Voya Financial, Inc.	652,615
58,234	W.R. Berkley Corporation	3,166,183
11,200	Wallenstam AB	92,089
26,077	Washington Real Estate Investment Trust	650,100
65,220	Webster Financial Corporation	2,323,789
59,000	Wells Fargo & Company	3,029,650
70,790	Western Alliance Bancorp[d]	2,173,961
51,100	Western Asset Mortgage Capital Corporation[e]	644,371
28,700	Whitestone REIT	330,911
106,100	Wing Tai Holdings, Ltd.	124,654
22,259	Wintrust Financial Corporation	1,189,298
24,709	WSFS Financial Corporation	711,866
27,970	XL Group plc	1,015,870
467,353	Zions Bancorporation	12,870,902
2,600	Zurich Insurance Group AG	638,316

	Total	466,744,874

Health Care (4.3%)
5,900	Abaxis, Inc.	259,541
362,220	Abbott Laboratories	14,568,488
14,136	ABIOMED, Inc.[d]	1,311,255
50,318	Acadia Healthcare Company, Inc.[d]	3,334,574
9,500	Acceleron Pharma, Inc.[d]	236,550
140,580	Acorda Therapeutics, Inc.[d]	3,726,776
109,037	Actavis, Inc.[d]	29,637,347
1,100	Actelion, Ltd.	139,806
63,750	Aetna, Inc.	6,974,887
94,750	Affymetrix, Inc.[d,e]	809,165
111,620	Akorn, Inc.[d]	3,181,728
98,650	Alexion Pharmaceuticals, Inc.[d]	15,427,873
50,681	Align Technology, Inc.[d]	2,876,654
30,783	Allscripts Healthcare Solutions, Inc.[d]	381,709
36,438	AmerisourceBergen Corporation	3,461,246
68,500	Amgen, Inc.	9,474,920
121,115	AMN Healthcare Services, Inc.[d]	3,634,661
10,500	AmSurg Corporation[d]	815,955
6,787	Anacor Pharmaceuticals, Inc.[d]	798,898

Shares	Common Stock (33.8%)	Value
Health Care (4.3%) - continued
24,525	Analogic Corporation	$2,012,031
9,100	Astellas Pharmaceutical, Inc.	117,791
123,870	Asterias Biotherapeutics, Inc.[d,e]	479,377
6,349	Atrion Corporation	2,380,621
146,200	Baxalta, Inc.	4,606,762
25,316	BioMarin Pharmaceutical, Inc.[d]	2,666,281
21,341	C.R. Bard, Inc.	3,976,042
68,800	Cambrex Corporation[d]	2,729,984
5,800	Cardinal Health, Inc.	445,556
72,585	Cardiovascular Systems, Inc.[d]	1,149,746
60,530	Centene Corporation[d]	3,282,542
448,080	Cerner Corporation[d]	26,866,877
2,250	Chemed Corporation	300,307
21,103	Cooper Companies, Inc.	3,141,393
3,900	CSL, Ltd.	245,440
19,157	Cyberonics, Inc.[d]	1,164,362
131,953	Depomed, Inc.[d,e]	2,487,314
41,710	Edwards Lifesciences Corporation[d]	5,929,911
30,791	Endo International plc[d]	2,133,200
15,573	Ensign Group, Inc.	663,877
107,664	Envision Healthcare Holdings, Inc.[d]	3,960,959
5,050	Esperion Therapeutics, Inc.[d,e]	119,130
13,200	Essilor International SA	1,612,631
23,400	EXACT Sciences Corporation[d,e]	420,966
163,706	ExamWorks Group, Inc.[d]	4,786,763
74,200	Express Scripts Holding Company[d]	6,007,232
1,000	Fresenius Medical Care AG & Company	78,155
1,100	Gerresheimer AG	80,407
207,120	Gilead Sciences, Inc.	20,337,113
28,290	Greatbatch, Inc.[d]	1,596,122
60,750	HCA Holdings, Inc.[d]	4,699,620
14,600	Hikma Pharmaceuticals plc	504,337
16,500	Hill-Rom Holdings, Inc.	857,835
107,190	Hologic, Inc.[d]	4,194,345
10,083	ICON plc[d]	715,591
1,320	Illumina, Inc.[d]	232,082
58,305	Impax Laboratories, Inc.[d]	2,052,919
39,700	Inogen, Inc.[d]	1,927,435
26,309	Intersect ENT, Inc.[d]	615,631
112,266	Ironwood Pharmaceuticals, Inc.[d]	1,169,812
5,000	Kaken Pharmaceutical Company, Ltd.	464,088
6,998	Laboratory Corporation of America Holdings[d]	759,073
2,000	Lonza Group AG	262,432
13,300	Magellan Health Services, Inc.[d]	737,219
23,000	MedAssets, Inc.[d]	461,380
26,900	Medivation, Inc.[d]	1,143,250
145,194	Medtronic, Inc.	9,719,286
348,720	Merck & Company, Inc.	17,223,281
8,203	Mettler-Toledo International, Inc.[d]	2,335,722
6,370	Molina Healthcare, Inc.[d]	438,574
81,972	Mylan NVd,e	3,300,193
39,457	National Healthcare Corporation	2,402,537
38,606	Neurocrine Biosciences, Inc.[d]	1,536,133
9,500	Nichi-iko Pharmaceutical Company, Ltd.	250,161
13,000	Novartis AG	1,194,855
84,639	NuVasive, Inc.[d]	4,081,293
30,450	NxStage Medical, Inc.[d]	480,196
3,000	Otsuka Holdings Company, Ltd.	95,795
2,700	Paramount Bed Holdings Company, Ltd.	80,288
28,898	Perrigo Company plc	4,544,788
429,600	Pfizer, Inc.	13,493,736

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (33.8%)	Value
Health Care (4.3%) - continued
25,540	PharMerica Corporation[d]	$727,124
7,750	Providence Service Corporation[d]	337,745
5,252	Puma Biotechnology, Inc.[d]	395,791
18,000	Quest Diagnostics, Inc.	1,106,460
48,910	Quintiles Transnational Holdings, Inc.[d]	3,402,669
3,500	Recordati SPA	80,765
600	Roche Holding AG	159,283
145,400	Roche Holding AG ADR	4,790,930
13,050	Sagent Pharmaceuticals, Inc.[d]	200,056
1,900	Sanofi	180,881
42,550	Spectrum Pharmaceuticals, Inc.[d,e]	254,449
16,320	St. Jude Medical, Inc.	1,029,629
4,400	Suzuken Company, Ltd.	146,727
105,223	Team Health Holdings, Inc.[d]	5,685,199
87,114	Teleflex, Inc.	10,820,430
1,400	Teva Pharmaceutical Industries, Ltd.	79,120
82,172	Triple-S Management Corporation[d]	1,463,483
105,276	UnitedHealth Group, Inc.	12,213,069
63,447	Universal Health Services, Inc.	7,918,820
26,800	Vanda Pharmaceuticals, Inc.[d,e]	302,304
92,600	Veeva Systems, Inc.[d,e]	2,167,766
152,839	Vertex Pharmaceuticals, Inc.[d]	15,916,653
23,060	Waters Corporation[d]	2,725,923
22,089	Wellcare Health Plans, Inc.[d]	1,903,630
21,180	Zimmer Biomet Holdings, Inc.	1,989,437

	Total	364,803,155

Industrials (3.9%)
64,162	A.O. Smith Corporation	4,182,721
4,100	Aalberts Industries NV	121,509
10,800	AAR Corporation	204,876
6,070	ABM Industries, Inc.	165,772
1,900	Adecco SA	139,148
121,520	ADT Corporation[e]	3,633,448
86,477	Aegion Corporation[d]	1,425,141
8,700	Aida Engineering, Ltd.	71,731
102,839	Air New Zealand, Ltd.	161,822
106,120	AMETEK, Inc.	5,552,198
63,319	Applied Industrial Technologies, Inc.	2,415,620
13,250	Argan, Inc.	459,510
47,000	Asahi Glass Company, Ltd.	274,636
42,632	Astec Industries, Inc.	1,428,598
23,210	AZZ, Inc.	1,130,095
37,283	B/E Aerospace, Inc.	1,636,724
56,000	BAE Systems plc	379,600
94,818	Beacon Roofing Supply, Inc.[d]	3,080,637
99,450	Boeing Company	13,022,977
16,500	Brink’s Company	445,665
46,800	Caterpillar, Inc.	3,058,848
23,200	Central Glass Company, Ltd.	101,394
36,033	CIRCOR International, Inc.	1,445,644
63,150	CLARCOR, Inc.	3,010,992
93,324	Comfort Systems USA, Inc.	2,544,012
3,000	Croda International plc	123,101
396,950	CSX Corporation	10,677,955
19,100	CTT-Correios de Portugal SA	213,332
20,377	Cubic Corporation	854,611
3,950	Cummins, Inc.	428,891
26,210	Curtiss-Wright Corporation	1,636,028
12,000	Dai Nippon Printing Company, Ltd.	115,948
11,788	Dart Group plc	86,308
427,700	Delta Air Lines, Inc.	19,190,899
8,300	Deutsche Post AG	229,936
85,960	Donaldson Company, Inc.	2,413,757
12,211	Dover Corporation	698,225

Shares	Common Stock (33.8%)	Value
Industrials (3.9%) - continued
4,400	DSV AS	$164,415
18,700	Eaton Corporation	959,310
2,100	Elbit Systems, Ltd.	155,239
60,791	EMCOR Group, Inc.	2,690,002
19,350	Ennis, Inc.	335,916
30,725	Equifax, Inc.	2,985,855
68,859	ESCO Technologies, Inc.	2,472,038
74,650	Expeditors International of Washington, Inc.	3,512,282
37,950	Federal Signal Corporation	520,295
57,800	Flowserve Corporation	2,377,892
959	Flughafen Wien Aktiengesellschaft	86,488
300	Flughafen Zuerich AG	208,808
110,600	Fluor Corporation	4,683,910
155,256	Fortune Brands Home and Security, Inc.	7,370,002
48,814	Franklin Electric Company, Inc.	1,329,205
76,490	FTI Consulting, Inc.[d]	3,175,100
48,183	G & K Services, Inc.	3,209,951
8,025	Galliford Try plc	192,934
100	Georg Fischer AG	56,678
106,438	Gibraltar Industries, Inc.[d]	1,953,137
4,100	Go-Ahead Group plc	152,327
76,605	Granite Construction, Inc.	2,272,870
33,032	H&E Equipment Services, Inc.	552,295
6,900	Hamburger Hafen und Logistik AG	112,415
13,000	Hankyu Hanshin Holdings, Inc.	79,509
15,150	Hawaiian Holdings, Inc.[d]	373,902
83,392	Healthcare Services Group, Inc.	2,810,310
27,623	Heico Corporation	1,350,212
55,725	Hertz Global Holdings, Inc.[d]	932,279
23,884	Hillenbrand, Inc.	621,223
41,939	HNI Corporation	1,799,183
87,572	Honeywell International, Inc.	8,292,193
1,400	Hoshizaki Electric Company, Ltd.	98,135
53,049	Hub Group, Inc.[d]	1,931,514
27,380	Huntington Ingalls Industries, Inc.	2,933,767
85,786	Huron Consulting Group, Inc.[d]	5,364,199
8,000	Illinois Tool Works, Inc.	658,480
6,000	Inaba Denki Sangyo Company, Ltd.	181,038
314,700	Ingersoll-Rand plc	15,977,319
35,800	Insperity, Inc.	1,572,694
19,000	Intrum Justitia AB	657,248
72,500	ITOCHU Corporation	766,414
10,800	Jacobs Engineering Group, Inc.[d]	404,244
3,709	Jardine Matheson Holdings, Ltd.	175,625
39,824	JB Hunt Transport Services, Inc.	2,843,434
12,546	John Bean Technologies Corporation	479,885
1,100	Jungheinrich AG	79,755
44,510	Kaman Corporation	1,595,683
98,543	Kforce, Inc.	2,589,710
23,170	Kirby Corporation[d]	1,435,382
26,900	KITZ Corporation	119,709
20,100	Komatsu, Ltd.	295,036
5,900	KONE Oyj	224,542
5,900	Koninklijke Boskalis Westminster NV	258,259
106,140	Korn/Ferry International	3,510,050
63,843	Landstar System, Inc.	4,052,115
14,250	Lockheed Martin Corporation	2,954,168
43,830	Manpower, Inc.	3,589,239
104,300	Masco Corporation	2,626,274
21,860	Matson, Inc.	841,391
26,648	Matthews International Corporation	1,304,953
92,112	McGrath Rentcorp	2,458,469
152,600	Meritor, Inc.[d]	1,622,138
24,738	Middleby Corporation[d]	2,602,190

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (33.8%)	Value
Industrials (3.9%) - continued
40,222	Mine Safety Appliances Company	$1,607,673
10,600	MIRAIT Holdings Corporation	96,136
21,350	Mistras Group, Inc.[d]	274,348
12,000	Mitsuboshi Belting, Ltd.	91,342
128,859	Navigant Consulting, Inc.[d]	2,050,147
31,772	Nielsen Holdings plc	1,412,901
11,500	Nippon Konpo Unyu Soko Company, Ltd.	203,094
18,900	Nitto Kogyo Corporation	330,904
20,487	Nordson Corporation	1,289,452
13,850	Northrop Grumman Corporation	2,298,407
10,000	Obayashi Corporation	85,322
34,030	Old Dominion Freight Line, Inc.[d]	2,075,830
149,508	On Assignment, Inc.[d]	5,516,845
93,188	Oshkosh Corporation	3,385,520
91,090	Pentair, Ltd.	4,649,234
59,266	PGT, Inc.[d]	727,786
35,300	PowerSecure International, Inc.[d]	406,656
85,670	Progressive Waste Solutions, Ltd.	2,263,401
43,884	Proto Labs, Inc.[d,e]	2,940,228
15,650	Quanex Building Products Corporation	284,361
60,710	Raven Industries, Inc.	1,029,035
13,363	RBC Bearings, Inc.[d]	798,172
36,300	Rentokil Initial plc	81,086
28,700	Republic Services, Inc.	1,182,440
1,055	Rieter Holding AG	156,182
93,077	Ritchie Brothers Auctioneers, Inc.[e]	2,408,833
36,080	Robert Half International, Inc.	1,845,853
18,946	Roper Industries, Inc.	2,968,838
17,960	Ryder System, Inc.	1,329,758
40,788	Saia, Inc.[d]	1,262,389
11,100	Sandvik AB	94,554
12,800	Siemens AG	1,143,519
241,570	Southwest Airlines Company	9,189,323
8,650	Spirit Aerosystems Holdings, Inc.[d]	418,141
26,882	Spirit Airlines, Inc.[d]	1,271,519
75,126	Stericycle, Inc.[d]	10,465,803
30,814	Sun Hydraulics Corporation	846,461
58,849	Swift Transportation Company[d]	883,912
6,000	Teleperformance SA	455,267
28,575	Tennant Company	1,605,344
33,610	Tetra Tech, Inc.	817,059
52,833	Textron, Inc.	1,988,634
3,200	TKH Group NV	116,072
18,000	Toppan Printing Company, Ltd.	144,999
9,300	Toro Company	656,022
2,600	Travis Perkins plc	77,565
20,080	Triumph Group, Inc.	844,966
44,600	TrueBlue, Inc.[d]	1,002,162
9,700	Tsubakimoto Chain Company	60,792
33,406	Tyco International plc	1,117,765
168,460	Union Pacific Corporation	14,893,549
50,415	United Continental Holdings, Inc.[d]	2,674,516
52,750	United Parcel Service, Inc.	5,205,898
31,724	United Rentals, Inc.[d]	1,905,026
40,745	Universal Forest Products, Inc.	2,350,172
57,623	Universal Truckload Services, Inc.[e]	897,190
14,792	UTI Worldwide, Inc.[d]	67,895
11,200	Verisk Analytics, Inc.[d]	827,792
5,700	Virgin America, Inc.[d,e]	195,111
23,160	WABCO Holdings, Inc.[d]	2,427,863
43,724	WageWorks, Inc.[d]	1,971,078
123,727	Waste Connections, Inc.	6,010,658
10,685	Watsco, Inc.	1,265,959
105,180	Wesco Aircraft Holdings, Inc.[d]	1,283,196

Shares	Common Stock (33.8%)	Value
Industrials (3.9%) - continued
22,500	West Corporation	$504,000
24,765	Woodward, Inc.	1,007,936
3,500	Yuasa Trading Company, Ltd.	72,012

	Total	332,565,446

Information Technology (7.0%)
38,751	A10 Networks, Inc.[d]	232,118
20,500	Accenture plc	2,014,330
174,590	ACI Worldwide, Inc.[d]	3,687,341
61,213	Advanced Energy Industries, Inc.[d]	1,609,902
72,490	Agilent Technologies, Inc.	2,488,582
54,250	Akamai Technologies, Inc.[d]	3,746,505
243,890	Alibaba Group Holding, Ltd. ADR[d,e]	14,382,193
22,860	Alliance Data Systems Corporation[d]	5,920,283
7,400	Alps Electric Company, Ltd.	208,976
26,302	Ambarella, Inc.[d,e]	1,519,993
113,667	Amphenol Corporation	5,792,470
17,740	Analog Devices, Inc.	1,000,713
40,421	ANSYS, Inc.[d]	3,562,707
411,669	Apple, Inc.	45,407,091
239,911	Applied Materials, Inc.	3,524,293
74,432	Applied Micro Circuits Corporation[d]	395,234
9,255	Applied Optoelectronics, Inc.[d,e]	173,809
21,240	Arista Networks, Inc.[d,e]	1,299,676
52,826	Aspen Technology, Inc.[d]	2,002,634
98,554	Atmel Corporation	795,331
16,950	AVG Technologies NVd	368,663
31,840	AVX Corporation	416,786
45,793	Belden, Inc.	2,138,075
47,140	Broadridge Financial Solutions, Inc.	2,609,199
537,919	Brocade Communications Systems, Inc.	5,583,599
151,695	Brooks Automation, Inc.	1,776,348
17,500	Brother Industries, Ltd.	210,946
62,272	Cabot Microelectronics Corporation[d]	2,412,417
82,000	Cadence Design Systems, Inc.[d]	1,695,760
38,900	Canon, Inc.	1,125,280
1,500	Cap Gemini SA	133,955
41,808	Cardtronics, Inc.[d]	1,367,122
12,300	Carsales.com, Ltd.[e]	84,733
31,858	Cavium, Inc.[d]	1,955,125
14,350	Check Point Software Technologies, Ltd.[d,e]	1,138,386
93,167	Ciena Corporation[d,e]	1,930,420
1,074,570	Cisco Systems, Inc.	28,207,462
19,973	Citrix Systems, Inc.[d]	1,383,729
50,399	Cognex Corporation	1,732,214
32,550	Cognizant Technology Solutions Corporation[d]	2,037,955
14,500	Comtech Telecommunications Corporation	298,845
32,328	Constant Contact, Inc.[d]	783,631
18,540	Cornerstone OnDemand, Inc.[d]	611,820
87,110	Criteo SA ADR[d,e]	3,270,109
36,300	Cvent, Inc.[d,e]	1,221,858
22,600	Dealertrack Technologies, Inc.[d]	1,427,416
63,683	Demandware, Inc.[d,e]	3,291,137
8,100	Dialog Semiconductor plc[d]	324,963
18,674	DST Systems, Inc.	1,963,384
3,600	DTS Corporation	85,062
121,474	eBay, Inc.[d]	2,968,825
92,950	Electro Rent Corporation	964,821
960,820	EMC Corporation	23,213,411
45,780	Envestnet, Inc.[d,e]	1,372,027
24,410	F5 Networks, Inc.[d]	2,826,678
87,307	Fabrinet[d]	1,600,337

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (33.8%)	Value
Information Technology (7.0%) - continued
492,490	Facebook, Inc.[d]	$44,274,851
51,190	FARO Technologies, Inc.[d]	1,791,650
32,500	FEI Company	2,373,800
10,500	FleetCor Technologies, Inc.[d]	1,445,010
143,739	Fortinet, Inc.[d]	6,106,033
35,900	FUJIFILM Holdings NPV	1,342,020
46,544	Gartner, Inc.[d]	3,906,438
159,750	Glu Mobile, Inc.[d,e]	698,107
37,264	Google, Inc., Class Ad	23,788,220
51,409	Google, Inc., Class Cd	31,278,264
97,866	Guidewire Software, Inc.[d]	5,145,794
53,700	Harmonic, Inc.[d]	311,460
7,000	Hitachi Kokusai Electric, Inc.	73,968
162,036	HomeAway, Inc.[d]	4,300,435
32,211	IAC/InterActiveCorporation	2,102,412
41,000	Imperva, Inc.[d]	2,684,680
41,900	Infoblox, Inc.[d]	669,562
3,400	Ingenico Group	410,846
103,477	Intel Corporation	3,118,797
41,718	Intersil Corporation	488,101
10,900	IRESS, Ltd.	73,566
6,300	IT Holdings Corporation	142,919
5,200	ITOCHU Techno-Solutions Corporation	110,901
145,895	Ixia[d]	2,114,019
108,734	Juniper Networks, Inc.	2,795,551
36,130	Keysight Technologies, Inc.[d]	1,114,249
2,700	Kyocera Corporation	123,660
1,500	LinkedIn Corporation[d]	285,195
21,424	Littelfuse, Inc.	1,952,798
12,650	LogMeIn, Inc.[d]	862,224
17,782	Lumentum Holdings, Inc.[d]	301,405
21,348	Manhattan Associates, Inc.[d]	1,329,980
45,320	Marvell Technology Group, Ltd.	410,146
97,510	MasterCard, Inc.	8,787,601
69,080	Maxim Integrated Products, Inc.	2,307,272
34,737	Methode Electronics, Inc.	1,108,110
8,040	Microchip Technology, Inc.[e]	346,444
43,500	Microsemi Corporation[d]	1,427,670
938,410	Microsoft Corporation	41,534,027
90,596	Monolithic Power Systems, Inc.	4,638,515
63,000	Nanometrics, Inc.[d]	764,820
60,920	National Instruments Corporation	1,692,967
14,900	NEC Networks & System Integration Corporation	266,391
163,327	NetApp, Inc.	4,834,479
53,488	Newport Corporation[d]	735,460
32,436	Nice Systems, Ltd. ADR	1,827,120
2,500	NS Solutions Corporation	105,667
450,774	NVIDIA Corporation	11,111,579
27,345	NXP Semiconductors NVd	2,380,929
109,300	OmniVision Technologies, Inc.[d]	2,870,218
291,000	Oracle Corporation	10,510,920
2,100	Oracle Corporation Japan	88,681
14,380	Palo Alto Networks, Inc.[d]	2,473,360
12,490	Paychex, Inc.	594,899
161,434	PayPal Holdings, Inc.[d]	5,010,911
24,536	Plantronics, Inc.	1,247,656
142,307	Progress Software Corporation[d]	3,675,790
59,889	Proofpoint, Inc.[d,e]	3,612,504
104,589	QLIK Technologies, Inc.[d]	3,812,269
5,720	Rackspace Hosting, Inc.[d]	141,170
70,990	Red Hat, Inc.[d]	5,102,761
122,350	Ruckus Wireless, Inc.[d]	1,453,518
322,300	Salesforce.com, Inc.[d]	22,377,289

Shares	Common Stock (33.8%)	Value
Information Technology (7.0%) - continued
1,248	Samsung Electronics Company, Ltd. GDR	$590,214
9,900	SAP SE	641,362
52,885	ServiceNow, Inc.[d]	3,672,863
32,977	Skyworks Solutions, Inc.	2,776,993
153,080	Solarwinds, Inc.[d]	6,006,859
6,350	Splunk, Inc.[d]	351,473
26,250	Symantec Corporation	511,087
5,636	SYNNEX Corporation	479,398
36,288	Synopsys, Inc.[d]	1,675,780
21,000	Take-Two Interactive Software, Inc.[d]	603,330
144,287	Teradyne, Inc.	2,598,609
46,050	Tessera Technologies, Inc.	1,492,480
197,870	Texas Instruments, Inc.	9,798,522
26,295	Textura Corporation[d,e]	679,463
3,300	Trend Micro, Inc.	116,570
11,226	Tyler Technologies, Inc.[d]	1,676,154
27,535	Ultimate Software Group, Inc.[d]	4,929,040
46,550	Ultra Clean Holdings, Inc.[d]	267,197
33,400	Vantiv, Inc.[d]	1,500,328
41,950	Veeco Instruments, Inc.[d]	860,394
89,000	Viavi Solutions, Inc.[d]	477,930
150,573	Virtusa Corporation[d]	7,725,901
463,930	Visa, Inc.	32,317,364
76,500	Web.com Group, Inc.[d]	1,612,620
33,370	Western Digital Corporation	2,650,913
28,450	Xerox Corporation	276,818
44,258	Xilinx, Inc.	1,876,539

	Total	587,230,938

Materials (1.3%)
44,230	Agnico Eagle Mines, Ltd.	1,119,904
31,674	Airgas, Inc.	2,829,438
106,500	Albemarle Corporation	4,696,650
231,540	Alcoa, Inc.	2,236,676
52,404	American Vanguard Corporation	605,790
19,959	AptarGroup, Inc.	1,316,496
26,580	Avery Dennison Corporation	1,503,631
54,692	Axalta Coating Systems, Ltd.[d]	1,385,895
16,340	Balchem Corporation	992,982
36,980	Ball Corporation	2,300,156
246,470	Barrick Gold Corporation	1,567,549
43,800	Berry Plastics Group, Inc.[d]	1,317,066
30,600	BillerudKorsnas AB	440,586
25,800	Boral, Ltd.	95,955
6,500	Buzzi Unicem SPA	108,654
56,484	Celanese Corporation	3,342,158
40,049	CF Industries Holdings, Inc.	1,798,200
108,414	Chemtura Corporation[d]	3,102,809
28,951	Clearwater Paper Corporation[d]	1,367,645
4,200	Compass Minerals International, Inc.	329,154
179,760	Crown Holdings, Inc.[d]	8,224,020
38,700	Daicel Corporation	475,074
121,600	Dow Chemical Company	5,155,840
15,000	DOWA Holdings Company, Ltd.	113,668
21,270	Eagle Materials, Inc.	1,455,293
20,350	Eastman Chemical Company	1,317,052
171,180	Eldorado Gold Corporation[e]	551,200
60,496	FMC Corporation	2,051,419
193,960	Freeport-McMoRan, Inc.	1,879,472
100	Givaudan SA	162,716
167,840	Goldcorp, Inc.	2,101,357
13,700	Hokuetsu Kishu Paper Company, Ltd.	74,433
4,700	Holmen AB	131,808
86,020	Horsehead Holding Corporation[d,e]	261,501
75,808	Innospec, Inc.	3,525,830

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (33.8%)	Value
Materials (1.3%) - continued
113,340	International Paper Company	$4,283,119
295,430	Kinross Gold Corporation[d]	508,140
23,650	Koppers Holdings, Inc.	477,021
11,460	Martin Marietta Materials, Inc.	1,741,347
32,205	Minerals Technologies, Inc.	1,550,993
8,800	Mondi plc	184,440
22,750	Monsanto Company	1,941,485
109,147	Myers Industries, Inc.	1,462,570
103,450	Newmont Mining Corporation	1,662,441
3,500	Nippon Steel & Sumitomo Metal Corporation	63,780
61,895	Norsk Hydro ASA	206,393
118,270	Nucor Corporation	4,441,039
47,336	OceanaGold Corporation	69,168
18,000	Oji Holdings Corporation	77,259
129,840	Owens-Illinois, Inc.[d]	2,690,285
50,944	Packaging Corporation of America	3,064,791
102,709	PolyOne Corporation	3,013,482
9,600	Reliance Steel & Aluminum Company	518,496
21,000	Rengo Company, Ltd.	81,171
67,479	Rock-Tenn Company	3,471,120
15,940	Royal Gold, Inc.	748,861
17,300	RPM International, Inc.	724,697
30,000	Schnitzer Steel Industries, Inc.	406,200
48,950	Sealed Air Corporation	2,294,776
5,950	Silgan Holdings, Inc.	309,638
75,030	Silver Wheaton Corporation[e]	901,110
260,723	Steel Dynamics, Inc.	4,479,221
37,886	Stillwater Mining Company[d]	391,362
25,000	Sumitomo Metal Mining Company, Ltd.	283,994
15,000	Sumitomo Seika Chemicals Company, Ltd.	96,082
131,050	Teck Resources, Ltd.[e]	629,040
16,200	UPM-Kymmene Oyj	243,175
13,700	Vedanta Resources plc[e]	88,251
24,130	Vulcan Materials Company	2,152,396
163,266	Wausau Paper Corporation	1,044,902
22,300	Westlake Chemical Corporation	1,157,147
248,110	Yamana Gold, Inc.	421,787
16,772	Yara International ASA	669,080

	Total	108,488,336

Telecommunications Services (0.3%)
118,900	Bezeq Israel Telecommunication Corporation, Ltd.	227,551
78,411	BT Group plc	499,049
21,000	Elisa Oyj	710,374
16,500	Freenet AG	545,897
278,449	KCOM Group plc	376,124
21,347	Level 3 Communications, Inc.[d]	932,650
47,600	Orange SA	721,585
9,200	Proximus SA	318,248
72,600	RingCentral, Inc.[d]	1,317,690
41,842	SBA Communications Corporation[d]	4,382,531
30,000	StarHub, Ltd.	73,047
365,900	Telstra Corporation, Ltd.	1,446,662
201,506	Verizon Communications, Inc.	8,767,526
18,100	Vivendi SA	428,822
85,050	Vonage Holdings Corporation[d]	500,094

	Total	21,247,850

Utilities (0.7%)
291,600	A2A SPA	362,013
50,950	American Electric Power Company, Inc.	2,897,017

Shares	Common Stock (33.8%)	Value
Utilities (0.7%) - continued
12,050	Atmos Energy Corporation	$701,069
7,950	Avista Corporation	264,337
43,500	CLP Holdings, Ltd.	371,880
20,400	DTE Energy Company	1,639,548
34,230	Dynegy, Inc.[d]	707,534
15,300	E.ON SE	131,297
30,000	Edison International, Inc.	1,892,100
60,798	El Paso Electric Company	2,238,582
252,100	Electricidade de Portugal SA	923,581
138,200	Enel SPA	616,651
21,700	Entergy Corporation	1,412,670
89,308	FirstEnergy Corporation	2,796,233
22,310	Laclede Group, Inc.	1,216,564
6,448	National Grid plc	89,802
14,550	New Jersey Resources Corporation	436,936
113,550	NiSource, Inc.	2,106,352
4,210	NorthWestern Corporation	226,624
30,000	Osaka Gas Company, Ltd.	113,743
44,600	Pacific Ethanol, Inc.[d,e]	289,454
265,800	PG&E Corporation	14,034,240
69,690	PNM Resources, Inc.	1,954,805
66,860	Public Service Enterprise Group, Inc.	2,818,818
87,700	Redes Energeticas Nacionais SGPS SA	262,935
37,500	Renewable Energy Group, Inc.[d]	310,500
17,884	Sempra Energy	1,729,740
3,000	Severn Trent plc	99,240
30,800	South Jersey Industries, Inc.	777,700
67,400	Southern Company	3,012,780
44,818	Southwest Gas Corporation	2,613,786
3,700	SSE plc	83,742
14,000	Toho Gas Company, Ltd.	82,555
38,100	United Utilities Group plc	534,008
9,650	Vectren Corporation	405,397
8,100	Westar Energy, Inc.	311,364
137,800	Wisconsin Energy Corporation	7,195,916

	Total	57,661,513

	Total Common Stock (cost $2,834,821,713)	2,851,927,753

Shares	Mutual Funds (31.5%)	Value
Affiliated Equity Mutual Funds (16.8%)
22,633,380	Thrivent Large Cap Stock Portfolio	247,007,125
27,999,217	Thrivent Large Cap Value Portfolio	411,633,292
13,836,768	Thrivent Mid Cap Stock Portfolio	216,822,154
55,766,496	Thrivent Partner Worldwide Allocation Portfolio	483,004,775
4,191,815	Thrivent Small Cap Stock Portfolio	64,423,580

	Total	1,422,890,926

Affiliated Fixed Income Mutual Funds (13.7%)
39,393,479	Thrivent High Yield Portfolio	182,242,114
61,055,364	Thrivent Income Portfolio	607,476,452
36,968,847	Thrivent Limited Maturity Bond Portfolio	361,751,259

	Total	1,151,469,825

Equity Mutual Funds (0.7%)
16,320	iShares MSCI EAFE Index Fund	935,463
15,871	iShares Russell 2000 Growth Index Fund[e]	2,126,238
8,990	iShares Russell 2000 Index Fund[e]	981,708
71,050	iShares Russell 2000 Value Index Fund	6,401,605
28,151	iShares S&P Mid-Cap 400 Value ETF	3,247,499

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Mutual Funds (31.5%)	Value
Equity Mutual Funds (0.7%) - continued
37,040	Market Vectors Oil Service ETF[e]	$1,017,859
25,013	ProShares Ultra S&P 500	1,390,723
502,600	SPDR Euro Stoxx 50 ETF	17,013,010
121,397	SPDR S&P 500 ETF Trust	23,263,307
12,300	SPDR S&P Biotech ETF	765,675

	Total	57,143,087

Fixed Income Mutual Funds (0.3%)
123,000	iShares Barclays 1-3 Year Credit Bond Fund	12,930,990
144,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	16,716,960

	Total	29,647,950

	Total Mutual Funds (cost $2,589,180,519)	2,661,151,788

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Asset-Backed Securities (1.4%)
	Access Group, Inc.
914,989	0.694%, 2/25/2036[f,g]	893,016
	Ares CLO, Ltd.
4,400,000	1.576%, 10/12/2023*,g	4,380,480
2,750,000	1.754%, 11/15/2025*,g	2,745,611
	BA Credit Card Trust
1,750,000	0.587%, 6/15/2021[g]	1,750,682
	Barclays Dryrock Issuance Trust
3,500,000	0.567%, 12/16/2019[g]	3,492,202
	Bayview Opportunity Master Fund Trust
1,502,601	3.228%, 7/28/2034*,h	1,505,053
3,836,093	3.721%, 2/28/2035*	3,842,008
2,065,616	3.721%, 7/28/2035[f,h]	2,073,178
	Betony CLO, Ltd.
1,260,000	1.799%, 4/15/2027*,g	1,254,216
	CAM Mortgage, LLC
3,139,281	3.500%, 7/15/2064*,h	3,138,547
	Capital One Multi-Asset Execution Trust
2,250,000	0.587%, 1/18/2022[g]	2,249,219
	Chase Issuance Trust
1,375,000	1.590%, 2/18/2020	1,387,247
2,525,000	1.620%, 7/15/2020	2,552,626
	Chesapeake Funding, LLC
1,702,523	0.649%, 1/7/2025[f,g]	1,703,137
	Countrywide Asset-Backed Certificates
1,159,982	5.530%, 4/25/2047	1,247,121
	DRB Prime Student Loan Trust
1,500,000	3.170%, 7/25/2031*	1,499,760
	Edlinc Student Loan Funding Trust
93,042	3.170%, 10/1/2025*,g	94,966
	Enterprise Fleet Financing, LLC
1,518,651	1.060%, 3/20/2019[f]	1,518,414
947,856	0.870%, 9/20/2019[f]	946,837
	First National Master Note Trust
3,000,000	0.974%, 9/15/2020[g]	3,000,000
	FirstEnergy Ohio PIRB Special Purpose Trust
439,265	0.679%, 1/15/2019	439,146
	Ford Credit Auto Owner Trust
1,350,000	2.260%, 11/15/2025[f]	1,370,120
	Golden Credit Card Trust
2,000,000	0.637%, 9/15/2018[f,g]	2,001,038

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Asset-Backed Securities (1.4%) - continued
	GoldenTree Loan Opportunities IX, Ltd.
$1,400,000	1.804%, 10/29/2026*,g	$1,389,849
	Golub Capital Partners CLO 23M, Ltd.
1,350,000	1.485%, 5/5/2027*,g	1,342,229
	Lehman XS Trust
6,273,711	5.440%, 8/25/2035[h]	5,675,832
	Morgan Stanley Bank of America Merrill Lynch Trust
5,400,000	3.176%, 8/15/2045	5,571,687
5,400,000	3.246%, 12/15/2047	5,515,047
	Morgan Stanley Capital, Inc.
2,836,300	0.344%, 2/25/2037[g]	1,703,059
	OZLM VIII, Ltd.
1,400,000	1.729%, 10/17/2026*,g	1,389,384
	Race Point IX CLO, Ltd.
3,260,000	1.768%, 4/15/2027*,g	3,259,988
	Renaissance Home Equity Loan Trust
6,500,000	6.011%, 5/25/2036[h]	4,549,356
3,648,549	5.580%, 11/25/2036[h]	2,137,233
	SLM Student Loan Trust
1,980,789	0.807%, 7/15/2022[f,g]	1,975,475
338,781	0.807%, 8/15/2022[f,g]	338,154
1,490,087	0.695%, 4/25/2023[f,g]	1,487,104
125,000	1.257%, 5/17/2027[f,g]	124,575
	U.S. Residential Opportunity Fund III Trust
2,082,460	3.721%, 1/27/2035*	2,079,278
	U.S. Small Business Administration
922,210	3.191%, 3/10/2024	962,451
	UBS Commercial Mortgage Trust
8,150,000	3.400%, 5/10/2045	8,538,845
	Vericrest Opportunity Loan Transferee
2,603,491	3.375%, 10/25/2058*,h	2,595,709
4,292,577	3.500%, 6/26/2045[f,h]	4,267,869
4,624,628	3.500%, 6/26/2045[f]	4,619,648
3,528,433	3.625%, 7/25/2045[f,h]	3,511,500
2,023,818	3.500%, 2/25/2055*,h	2,019,411
	Volvo Financial Equipment, LLC
534,832	0.740%, 3/15/2017[f]	534,844
2,000,000	0.820%, 4/16/2018[f]	1,996,926
	WFRBS Commercial Mortgage Trust
2,000,000	2.870%, 11/15/2045	2,035,278
	World Financial Network Credit Card Master Trust
1,400,000	0.910%, 3/16/2020	1,400,602
	World Omni Master Owner Trust
150,000	0.557%, 2/15/2018[f,g]	149,959

	Total	116,255,916

Basic Materials (0.2%)
	Albemarle Corporation
395,000	3.000%, 12/1/2019	396,721
	ArcelorMittal SA
1,425,000	6.250%, 3/1/2021[e]	1,285,165
	Corporacion Nacional del Cobre de Chile
1,525,000	4.500%, 9/16/2025[e,f]	1,464,952
	First Quantum Minerals, Ltd.
621,000	6.750%, 2/15/2020[f]	416,070
621,000	7.000%, 2/15/2021[e,f]	402,098
	Freeport-McMoRan, Inc.
1,580,000	2.375%, 3/15/2018	1,382,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Basic Materials (0.2%) - continued
$960,000	3.550%, 3/1/2022[e]	$720,000
1,110,000	3.875%, 3/15/2023	825,562
	Georgia-Pacific, LLC
920,000	2.539%, 11/15/2019[f]	924,606
	Glencore Funding, LLC
680,000	1.349%, 4/16/2018[f,g]	587,457
	Packaging Corporation of America
1,350,000	4.500%, 11/1/2023	1,409,694
	Sappi Papier Holding GmbH
700,000	6.625%, 4/15/2021[f]	707,875
	Xstrata Finance Canada, Ltd.
1,520,000	2.700%, 10/25/2017[f]	1,367,240
	Yamana Gold, Inc.
1,285,000	4.950%, 7/15/2024	1,148,199

	Total	13,038,139

Capital Goods (0.2%)
	Boeing Company
965,000	3.500%, 3/1/2045	868,570
	CNH Capital, LLC
1,100,000	3.625%, 4/15/2018	1,069,068
	Crown Americas Capital Corporation IV
1,470,000	4.500%, 1/15/2023	1,440,600
	Harsco Corporation
1,197,000	2.700%, 10/15/2015	1,196,402
	L-3 Communications Corporation
1,336,000	1.500%, 5/28/2017	1,323,789
	Martin Marietta Materials, Inc.
960,000	1.427%, 6/30/2017[g]	952,794
	Northrop Grumman Corporation
1,310,000	3.850%, 4/15/2045	1,178,966
	Owens-Brockway Glass Container, Inc.
960,000	5.000%, 1/15/2022[f]	912,000
	Pentair Finance SA
1,500,000	2.900%, 9/15/2018	1,504,866
590,000	3.625%, 9/15/2020	597,376
	Reynolds Group Issuer, Inc.
1,101,432	5.750%, 10/15/2020	1,112,446
	Roper Industries, Inc.
1,280,000	2.050%, 10/1/2018	1,275,977
	Textron, Inc.
785,000	5.600%, 12/1/2017	843,991
685,000	5.950%, 9/21/2021	794,209
	United Rentals, Inc.
1,470,000	5.500%, 7/15/2025	1,374,450
	Waste Management, Inc.
310,000	3.125%, 3/1/2025	303,480

	Total	16,748,984

Collateralized Mortgage Obligations (1.5%)
	Alm Loan Funding CLO
1,400,000	1.719%, 10/17/2026*,g	1,394,827
	Alternative Loan Trust
1,477,888	6.000%, 6/25/2036	1,350,823
	Apidos CLO XVIII
1,400,000	1.707%, 7/22/2026*,g	1,385,201
	Babson CLO, Ltd.
1,400,000	1.564%, 10/17/2026*,g	1,392,475
	Birchwood Park CLO, Ltd.
1,400,000	1.729%, 7/15/2026*,g	1,395,382
	BlueMountain CLO, Ltd.
1,400,000	1.769%, 10/15/2026*,g	1,397,771

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Collateralized Mortgage Obligations (1.5%) - continued
	Carlyle Global Market Strategies CLO, Ltd.
$1,400,000	1.583%, 7/20/2023*,g	$1,396,613
1,400,000	1.674%, 10/15/2026*,g	1,398,908
	Cent CLO 16, LP
1,400,000	1.550%, 8/1/2024*,g	1,395,061
	Cent CLO 22, Ltd.
1,400,000	1.791%, 11/7/2026*,g	1,388,248
	Citigroup Mortgage Loan Trust, Inc.
1,032,510	5.500%, 11/25/2035	985,201
	CitiMortgage Alternative Loan Trust
3,418,972	5.750%, 4/25/2037	2,937,513
	Countrywide Alternative Loan Trust
2,377,391	2.675%, 10/25/2035	2,109,564
1,435,348	6.000%, 4/25/2036	1,276,156
663,535	6.000%, 1/25/2037	610,361
3,915,742	5.500%, 5/25/2037	3,244,020
3,474,671	7.000%, 10/25/2037	2,478,504
	Countrywide Home Loans, Inc.
1,219,059	5.750%, 4/25/2037	1,115,675
	Deutsche Alt-A Securities Mortgage Loan Trust
364,590	5.500%, 10/25/2021	352,896
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
983,653	6.000%, 10/25/2021	865,952
	Dryden 34 Senior Loan Fund CLO
1,400,000	1.719%, 10/15/2026*,g	1,394,828
	Federal Home Loan Mortgage Corporation
5,053,191	3.000%, 2/15/2033[i]	627,865
	Federal National Mortgage Association
10,439,769	3.500%, 1/25/2033[i]	1,417,236
	First Horizon Alternative Mortgage Securities Trust
3,049,107	6.000%, 8/25/2036[g]	2,495,114
	Galaxy XX CLO, Ltd.
4,500,000	1.731%, 7/20/2027*,g	4,466,087
	Golub Capital Partners CLO 22B, Ltd.
2,700,000	1.813%, 2/20/2027*,g	2,684,626
	GSR Mortgage Loan Trust
894,165	0.384%, 8/25/2046[g]	867,947
	HomeBanc Mortgage Trust
1,912,446	2.222%, 4/25/2037	1,433,204
	IndyMac INDX Mortgage Loan Trust
3,925,737	0.834%, 7/25/2045[g]	3,395,280
	J.P. Morgan Alternative Loan Trust
2,040,106	6.500%, 3/25/2036	1,777,922
	J.P. Morgan Mortgage Trust
701,786	2.701%, 6/25/2036	597,861
321,980	2.678%, 10/25/2036	288,572
3,675,109	0.574%, 1/25/2037[g]	2,320,508
4,087,352	6.250%, 8/25/2037	3,192,761
	Limerock CLO III, LLC
4,500,000	1.817%, 10/20/2026*,g	4,470,643
	Madison Park Funding XIV CLO, Ltd.
1,525,000	1.737%, 7/20/2026*,g	1,520,874
	Madison Park Funding, Ltd.
4,250,000	1.611%, 8/15/2022*,g	4,240,746
	Magnetite XII, Ltd.
4,425,000	1.789%, 4/15/2027*,g	4,403,200
	MASTR Alternative Loans Trust
779,119	6.500%, 7/25/2034	797,774

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Collateralized Mortgage Obligations (1.5%) - continued
$2,492,218	0.644%, 12/25/2035[g]	$1,288,571
	Merrill Lynch Alternative Note Asset Trust
761,046	6.000%, 3/25/2037	690,192
	Mountain View CLO, Ltd.
4,525,000	1.739%, 7/15/2027*,g	4,469,518
	Neuberger Berman CLO, Ltd.
1,100,000	1.779%, 8/4/2025*,g	1,090,835
	NZCG Funding CLO, Ltd.
4,500,000	1.812%, 4/27/2027*,g	4,485,492
	Oak Hill Advisors Residential Loan Trust
2,815,150	3.475%, 1/25/2055*,h	2,812,169
	Octagon Investment Partners XX CLO, Ltd.
1,400,000	1.754%, 8/12/2026*,g	1,395,535
	OHA Loan Funding, Ltd.
4,500,000	1.817%, 10/20/2026*,g	4,470,521
	RALI Trust
8,786,626	0.374%, 11/25/2036[g]	6,364,189
	Residential Asset Securitization Trust
3,596,741	0.574%, 8/25/2037[g]	1,114,511
	Sequoia Mortgage Trust
3,258,342	2.861%, 9/20/2046	2,608,495
	Shackleton VII CLO, Ltd.
4,500,000	1.797%, 4/15/2027*,g	4,506,209
	Symphony CLO XV, Ltd.
4,500,000	1.739%, 10/17/2026*,g	4,498,084
	Symphony CLO, Ltd.
1,378,948	1.383%, 1/9/2023*,g	1,375,159
	Voya CLO 3, Ltd.
1,400,000	1.715%, 7/25/2026*,g	1,394,444
	WaMu Mortgage Pass Through Certificates
312,070	2.398%, 9/25/2036	281,000
1,083,705	2.316%, 10/25/2036	968,041
3,083,474	1.983%, 11/25/2036	2,727,290
3,482,245	1.798%, 1/25/2037	2,954,675

	Total	121,759,129

Commercial Mortgage-Backed Securities (0.7%)
	Commercial Mortgage Pass-Through Certificates
1,680,000	1.249%, 6/8/2030[f,g]	1,676,232
	Credit Suisse First Boston Mortgage Securities
7,200,000	5.542%, 1/15/2049	7,521,444
	Credit Suisse Mortgage Capital Certificates
5,368,000	5.509%, 9/15/2039	5,532,985
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
72,677	0.727%, 12/25/2016	72,761
	Federal National Mortgage Association
1,068,243	1.272%, 1/25/2017	1,072,876
	Greenwich Capital Commercial Funding Corporation
4,650,000	5.867%, 12/10/2049	4,911,204
	GS Mortgage Securities Trust
6,600,000	3.666%, 9/10/2047	6,918,734

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Commercial Mortgage-Backed Securities (0.7%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
$2,300,000	1.157%, 12/15/2028[f,g]	$2,299,453
2,750,000	3.507%, 5/15/2045	2,912,992
3,650,000	5.884%, 2/12/2049	3,840,997
	JPMBB Commercial Mortgage Securities Trust
4,500,000	3.231%, 1/15/2048	4,566,087
	LSTAR Commercial Mortgage Trust
231,359	1.519%, 1/20/2041[f]	231,228
	Morgan Stanley Capital, Inc.
6,580,000	5.406%, 3/15/2044	6,831,849
	SCG Trust
1,150,000	1.607%, 11/15/2026[f,g]	1,143,796
	Wells Fargo Commercial Mortgage Trust
4,000,000	3.617%, 9/15/2057[c]	4,149,688
3,750,000	3.839%, 9/15/2058	3,947,179

	Total	57,629,505

Communications Services (0.8%)
	21st Century Fox America, Inc.
1,250,000	6.900%, 3/1/2019	1,437,639
	AMC Networks, Inc.
1,100,000	4.750%, 12/15/2022	1,036,750
	America Movil SAB de CV
1,125,000	1.336%, 9/12/2016[g]	1,124,704
1,039,000	5.000%, 10/16/2019	1,129,809
	American Tower Corporation
180,000	2.800%, 6/1/2020	179,628
1,240,000	3.450%, 9/15/2021	1,245,599
	AT&T, Inc.
615,000	1.257%, 6/30/2020[g]	609,918
1,212,000	3.875%, 8/15/2021	1,258,752
1,015,000	3.000%, 6/30/2022	990,238
1,300,000	5.550%, 8/15/2041	1,319,185
1,015,000	4.750%, 5/15/2046	930,041
	British Sky Broadcasting Group plc
1,130,000	2.625%, 9/16/2019[f]	1,137,091
	CBS Corporation
1,440,000	4.000%, 1/15/2026	1,416,643
	CCO Holdings, LLC
1,100,000	7.375%, 6/1/2020	1,142,625
	CCO Safari II, LLC
1,080,000	6.834%, 10/23/2055[f]	1,076,820
720,000	3.579%, 7/23/2020[f]	714,696
720,000	4.908%, 7/23/2025[f]	716,546
	CenturyLink, Inc.
1,000,000	6.450%, 6/15/2021	915,000
	Clear Channel Worldwide Holdings, Inc.
970,000	6.500%, 11/15/2022	973,638
	Columbus International, Inc.
1,470,000	7.375%, 3/30/2021[f]	1,521,450
	Comcast Corporation
1,690,000	4.400%, 8/15/2035	1,700,789
539,000	4.650%, 7/15/2042	554,202
878,000	4.750%, 3/1/2044	916,112
	Cox Communications, Inc.
672,000	9.375%, 1/15/2019[f]	800,034
1,475,000	3.850%, 2/1/2025[f]	1,397,213
	Crown Castle International Corporation
1,265,000	5.250%, 1/15/2023	1,337,990

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Communications Services (0.8%) - continued
	Crown Castle Towers, LLC
$540,000	4.174%, 8/15/2017[f]	$553,422
	Digicel, Ltd.
1,490,000	6.000%, 4/15/2021[f]	1,359,625
	DIRECTV Holdings, LLC
707,000	5.875%, 10/1/2019	792,175
1,300,000	6.350%, 3/15/2040	1,396,876
1,475,000	5.150%, 3/15/2042	1,386,029
	Frontier Communications Corporation
940,000	8.875%, 9/15/2020[f]	921,200
	Hughes Satellite Systems Corporation
990,000	6.500%, 6/15/2019	1,062,963
	Intelsat Jackson Holdings SA
1,100,000	7.250%, 4/1/2019	1,031,250
	Level 3 Financing, Inc.
1,100,000	8.625%, 7/15/2020	1,149,500
	McGraw Hill Financial, Inc.
740,000	3.300%, 8/14/2020[f]	752,942
800,000	4.000%, 6/15/2025[f]	796,247
	Numericable-SFR
1,470,000	6.000%, 5/15/2022[f]	1,416,713
	Scripps Networks Interactive, Inc.
1,350,000	2.800%, 6/15/2020	1,336,361
	SES Global Americas Holdings GP
1,035,000	2.500%, 3/25/2019[f]	1,035,145
	Sprint Corporation
1,400,000	7.625%, 2/15/2025	1,084,125
	Telefonica Emisiones SAU
1,110,000	3.192%, 4/27/2018	1,135,288
	Time Warner Entertainment Company, LP
1,691,000	8.375%, 3/15/2023	2,071,002
	Time Warner, Inc.
1,352,000	3.600%, 7/15/2025	1,323,878
975,000	6.250%, 3/29/2041	1,122,935
	T-Mobile USA, Inc.
1,470,000	6.125%, 1/15/2022	1,418,550
	Unitymedia Hessen GmbH & Company KG
725,000	5.500%, 1/15/2023[f]	724,094
	Univision Communications, Inc.
970,000	5.125%, 5/15/2023[f]	921,500
	UPCB Finance V, Ltd.
990,000	7.250%, 11/15/2021[f]	1,048,162
	Verizon Communications, Inc.
2,450,000	4.672%, 3/15/2055	2,109,695
945,000	1.104%, 6/17/2019[g]	938,683
326,000	2.625%, 2/21/2020	326,967
1,985,000	3.000%, 11/1/2021	1,979,549
2,465,000	5.150%, 9/15/2023	2,723,061
89,000	6.400%, 9/15/2033	101,958
650,000	5.050%, 3/15/2034	648,499
1,165,000	4.272%, 1/15/2036	1,056,522
304,000	6.550%, 9/15/2043	359,159
1,455,000	4.522%, 9/15/2048	1,278,637

	Total	64,945,824

Consumer Cyclical (0.3%)
	Cinemark USA, Inc.
1,100,000	4.875%, 6/1/2023	1,050,500
	CVS Health Corporation
400,000	2.250%, 8/12/2019	404,312
1,800,000	4.875%, 7/20/2035	1,888,688

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Consumer Cyclical (0.3%) - continued
$652,000	6.125%, 9/15/2039	$789,772
	Ford Motor Company
625,000	7.450%, 7/16/2031	776,382
	Ford Motor Credit Company, LLC
874,000	5.000%, 5/15/2018	929,575
1,350,000	2.597%, 11/4/2019	1,336,164
	General Motors Company
1,236,000	6.250%, 10/2/2043	1,314,705
	General Motors Financial Company, Inc.
1,100,000	3.250%, 5/15/2018	1,112,772
990,000	4.000%, 1/15/2025	937,529
1,630,000	4.300%, 7/13/2025	1,576,883
	GLP Capital, LP
1,465,000	4.875%, 11/1/2020	1,483,312
	Hilton Worldwide Finance, LLC
1,465,000	5.625%, 10/15/2021	1,512,612
	Home Depot, Inc.
676,000	2.625%, 6/1/2022	675,707
	Hyundai Capital America
500,000	2.000%, 3/19/2018[f]	497,858
	Jaguar Land Rover Automotive plc
1,100,000	5.625%, 2/1/2023[e,f]	1,080,750
	KB Home
615,000	4.750%, 5/15/2019	591,169
	L Brands, Inc.
1,100,000	5.625%, 2/15/2022	1,163,250
	Lennar Corporation
1,100,000	4.125%, 12/1/2018	1,113,750
	Macy’s Retail Holdings, Inc.
419,000	4.375%, 9/1/2023	432,864
	MGM Resorts International
1,470,000	6.000%, 3/15/2023[e]	1,427,738
	Royal Caribbean Cruises, Ltd.
1,450,000	5.250%, 11/15/2022	1,515,250
	Six Flags Entertainment Corporation
970,000	5.250%, 1/15/2021[f]	970,000
	Toll Brothers Finance Corporation
620,000	8.910%, 10/15/2017	695,950
609,000	4.000%, 12/31/2018	625,747
	West Corporation
1,470,000	5.375%, 7/15/2022[f]	1,357,912

	Total	27,261,151

Consumer Non-Cyclical (0.8%)
	AbbVie, Inc.
1,150,000	2.500%, 5/14/2020	1,143,647
825,000	3.600%, 5/14/2025	813,670
	Actavis Funding SCS
960,000	4.550%, 3/15/2035	883,259
1,320,000	4.850%, 6/15/2044	1,203,084
	Altria Group, Inc.
2,110,000	2.850%, 8/9/2022	2,061,519
	Amgen, Inc.
565,000	2.125%, 5/1/2020	557,626
1,360,000	2.700%, 5/1/2022	1,333,650
680,000	3.125%, 5/1/2025	651,100
	B&G Foods, Inc.
1,050,000	4.625%, 6/1/2021	1,010,625
	BAT International Finance plc
825,000	0.847%, 6/15/2018[f,g]	823,392
	Becton, Dickinson and Company
1,002,000	6.375%, 8/1/2019	1,145,398
	Biogen, Inc.
1,100,000	3.625%, 9/15/2022	1,108,668

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Consumer Non-Cyclical (0.8%) - continued
	Boston Scientific Corporation
$740,000	6.000%, 1/15/2020	$829,906
1,300,000	4.125%, 10/1/2023	1,330,007
	Bunge Limited Finance Corporation
960,000	8.500%, 6/15/2019	1,146,942
	Cardinal Health, Inc.
450,000	1.950%, 6/15/2018	450,484
507,000	4.900%, 9/15/2045	515,005
	Celgene Corporation
1,110,000	2.875%, 8/15/2020	1,120,071
445,000	3.550%, 8/15/2022	451,716
1,110,000	5.000%, 8/15/2045	1,101,007
	CHS/Community Health Systems, Inc.
1,100,000	7.125%, 7/15/2020	1,144,000
	Church & Dwight Company, Inc.
530,000	2.450%, 12/15/2019	533,785
	Cigna Corporation
980,000	5.375%, 2/15/2042	1,062,582
	Cott Beverages, Inc.
1,470,000	5.375%, 7/1/2022	1,424,048
	EMD Finance, LLC
880,000	0.684%, 3/17/2017[f,g]	876,230
1,520,000	2.950%, 3/19/2022[f]	1,501,912
	Envision Healthcare Corporation
1,450,000	5.125%, 7/1/2022[f]	1,446,375
	Forest Laboratories, Inc.
1,500,000	4.375%, 2/1/2019[f]	1,587,625
	Fresenius Medical Care US Finance II, Inc.
1,100,000	5.875%, 1/31/2022[f]	1,179,750
	Gilead Sciences, Inc.
435,000	2.550%, 9/1/2020	437,719
	Grifols Worldwide Operations, Ltd.
1,000,000	5.250%, 4/1/2022	989,380
	H. J. Heinz Company
1,250,000	3.500%, 7/15/2022[f]	1,276,898
	HCA, Inc.
1,470,000	3.750%, 3/15/2019	1,466,325
	Hospira, Inc.
580,000	6.050%, 3/30/2017	619,376
1,000,000	5.800%, 8/12/2023	1,158,156
1,015,000	5.600%, 9/15/2040	1,166,586
	Imperial Tobacco Finance plc
1,635,000	2.950%, 7/21/2020[f]	1,644,715
	IMS Health, Inc.
1,497,000	6.000%, 11/1/2020[e,f]	1,534,425
	JBS USA, LLC
1,470,000	5.750%, 6/15/2025[f]	1,352,400
	JM Smucker Company
1,800,000	4.375%, 3/15/2045[e,f]	1,729,525
	Kraft Foods Group, Inc.
1,330,000	5.000%, 6/4/2042	1,364,148
	Laboratory Corporation of America Holdings
620,000	2.625%, 2/1/2020	621,912
1,350,000	4.700%, 2/1/2045	1,233,538
	McKesson Corporation
650,000	3.796%, 3/15/2024	666,560
825,000	4.883%, 3/15/2044	839,278
	Medco Health Solutions, Inc.
700,000	7.125%, 3/15/2018	785,430
	Medtronic plc
1,475,000	4.375%, 3/15/2035	1,491,067

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Consumer Non-Cyclical (0.8%) - continued
	Merck & Company, Inc.
$660,000	0.686%, 2/10/2020[g]	$654,747
330,000	3.700%, 2/10/2045	302,773
	Mondelez International, Inc.
672,000	0.820%, 2/1/2019[g]	655,254
	Ortho-Clinical Diagnostics, Inc.
1,500,000	6.625%, 5/15/2022[f]	1,290,000
	Pernod Ricard SA
640,000	5.750%, 4/7/2021[f]	719,930
	Reynolds American, Inc.
800,000	2.300%, 8/21/2017[e,f]	807,394
1,888,000	5.700%, 8/15/2035	2,051,633
	Roche Holdings, Inc.
1,350,000	4.000%, 11/28/2044[e,f]	1,356,951
	SABMiller Holdings, Inc.
676,000	3.750%, 1/15/2022[f]	693,185
676,000	4.950%, 1/15/2042[f]	688,071
	Safeway, Inc.
62,000	3.400%, 12/1/2016	61,729
	Spectrum Brands Escrow Corporation
640,000	6.375%, 11/15/2020	675,200
	Spectrum Brands, Inc.
640,000	5.750%, 7/15/2025[f]	652,800
	Tenet Healthcare Corporation
1,470,000	8.125%, 4/1/2022	1,562,463
	TreeHouse Foods, Inc.
970,000	4.875%, 3/15/2022	931,200
	UnitedHealth Group, Inc.
1,850,000	4.625%, 7/15/2035	1,952,007
	WM Wrigley Jr. Company
760,000	2.000%, 10/20/2017[f]	766,135
	Zimmer Holdings, Inc.
960,000	4.450%, 8/15/2045	887,442

	Total	67,523,435

Energy (0.4%)
	Boardwalk Pipelines, Ltd.
1,140,000	5.875%, 11/15/2016	1,178,723
	BP Capital Markets plc
640,000	3.062%, 3/17/2022	641,482
1,450,000	3.535%, 11/4/2024	1,438,729
	Buckeye Partners, LP
1,182,000	2.650%, 11/15/2018	1,170,094
	CNOOC Nexen Finance
983,000	1.625%, 4/30/2017	981,170
	CNPC General Capital, Ltd.
668,000	2.750%, 4/19/2017[f]	676,887
	Columbia Pipeline Group, Inc.
410,000	2.450%, 6/1/2018[f]	410,792
	Concho Resources, Inc.
1,101,432	5.500%, 10/1/2022	1,049,114
	Crestwood Midstream Partners, LP
775,000	6.125%, 3/1/2022	670,917
	El Paso, LLC
870,000	7.800%, 8/1/2031	889,629
	Enbridge, Inc.
700,000	0.779%, 6/2/2017[g]	687,573
	Energy Transfer Partners, LP
1,324,000	4.650%, 6/1/2021	1,322,092
970,000	4.900%, 3/15/2035	783,535
	Enterprise Products Operating, LLC
1,650,000	5.250%, 1/31/2020	1,809,811
942,000	5.100%, 2/15/2045	859,839

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Energy (0.4%) - continued
	EQT Corporation
$659,000	5.150%, 3/1/2018	$694,458
770,000	8.125%, 6/1/2019	904,708
	Hess Corporation
1,210,000	8.125%, 2/15/2019	1,413,118
	Kinder Morgan, Inc.
800,000	5.000%, 2/15/2021[f]	817,474
908,000	5.300%, 12/1/2034	773,212
	Linn Energy, LLC
1,101,432	6.250%, 11/1/2019	280,865
	Magellan Midstream Partners, LP
320,000	4.200%, 3/15/2045	266,136
	Marathon Oil Corporation
1,700,000	2.700%, 6/1/2020	1,647,373
	Marathon Petroleum Corporation
640,000	4.750%, 9/15/2044	568,842
	MarkWest Energy Partners, LP
1,450,000	4.875%, 12/1/2024	1,326,750
	MEG Energy Corporation
1,100,000	6.500%, 3/15/2021[f]	902,000
	Petroleos Mexicanos
650,000	3.500%, 1/30/2023	585,000
800,000	2.378%, 4/15/2025	813,664
	Regency Energy Partners, LP
1,470,000	5.000%, 10/1/2022	1,435,234
	Sabine Pass Liquefaction, LLC
1,430,000	5.625%, 3/1/2025[f]	1,260,187
	Shell International Finance BV
615,000	0.762%, 5/11/2020[g]	606,970
	Southwestern Energy Company
825,000	7.500%, 2/1/2018	880,824
	Suncor Energy, Inc.
990,000	3.600%, 12/1/2024	981,521
	Valero Energy Corporation
960,000	4.900%, 3/15/2045	854,613

	Total	31,583,336

Financials (1.8%)
	Abbey National Treasury Services plc
608,000	3.050%, 8/23/2018	627,408
	ABN AMRO Bank NV
1,450,000	4.750%, 7/28/2025[f]	1,438,544
	AerCap Ireland Capital, Ltd.
970,000	5.000%, 10/1/2021	989,400
	Air Lease Corporation
800,000	2.125%, 1/15/2018	792,000
339,000	2.625%, 9/4/2018	338,552
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	940,800
	American Express Credit Corporation
945,000	0.890%, 3/18/2019[g]	940,973
	American International Group, Inc.
525,000	2.300%, 7/16/2019	528,031
1,310,000	3.875%, 1/15/2035	1,205,036
1,400,000	4.800%, 7/10/2045	1,429,207
	Aviation Capital Group Corporation
608,000	3.875%, 9/27/2016[f]	614,080
	Banco Bilbao Vizcaya Argentaria SA
1,200,000	9.000%, 5/29/2049[j]	1,267,500
	Banco Santander Chile
1,200,000	1.186%, 4/11/2017[f,g]	1,182,120
	Bank of America Corporation
1,325,000	1.389%, 3/22/2018[g]	1,332,586
840,000	1.154%, 4/1/2019[g]	840,574
1,280,000	3.300%, 1/11/2023	1,270,213

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Financials (1.8%) - continued
$640,000	4.000%, 4/1/2024	$658,756
965,000	4.000%, 1/22/2025	945,763
2,475,000	3.875%, 8/1/2025	2,509,380
718,000	5.875%, 2/7/2042	839,578
1,236,000	8.000%, 12/29/2049[j]	1,291,620
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
530,000	2.850%, 9/8/2021[f]	532,461
	Barclays Bank plc
970,000	10.179%, 6/12/2021[f]	1,270,781
	Barclays plc
990,000	2.750%, 11/8/2019	996,429
1,280,000	3.650%, 3/16/2025	1,222,075
	BB&T Corporation
560,000	1.004%, 1/15/2020[g]	555,833
	BBVA Banco Continental SA
1,185,000	2.250%, 7/29/2016[f]	1,189,385
	BioMed Realty, LP
960,000	2.625%, 5/1/2019	928,879
	BPCE SA
960,000	5.700%, 10/22/2023[f]	1,012,275
1,475,000	4.500%, 3/15/2025[f]	1,419,453
	Caisse Centrale Desjardins du Quebec
780,000	0.959%, 1/29/2018[f,g]	782,913
	Capital One Financial Corporation
1,228,000	6.150%, 9/1/2016	1,279,136
820,000	2.450%, 4/24/2019	817,397
	CIT Group, Inc.
970,000	5.000%, 8/15/2022	968,788
	Citigroup, Inc.
798,000	6.000%, 8/15/2017	860,222
700,000	1.054%, 4/8/2019[g]	694,484
1,216,000	8.500%, 5/22/2019	1,468,146
850,000	4.050%, 7/30/2022	866,504
2,515,000	4.400%, 6/10/2025	2,529,424
1,425,000	4.650%, 7/30/2045	1,421,361
	CoBank ACB
495,000	0.937%, 6/15/2022*,g	467,504
	Compass Bank
920,000	2.750%, 9/29/2019	916,570
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
795,000	3.950%, 11/9/2022	798,432
	Credit Agricole SA
820,000	1.089%, 4/15/2019[f,g]	817,113
1,300,000	2.750%, 6/10/2020[f]	1,318,738
	Credit Suisse AG
808,000	5.400%, 1/14/2020	895,683
	CyrusOne, LP
1,100,000	6.375%, 11/15/2022	1,119,250
	Digital Delta Holdings, LLC
1,500,000	3.400%, 10/1/2020[c,f]	1,505,675
	Discover Bank
800,000	8.700%, 11/18/2019	955,770
	Discover Financial Services
640,000	6.450%, 6/12/2017	689,448
	DnB Boligkreditt AS
1,644,000	1.450%, 3/21/2018[f]	1,644,388
	Duke Realty, LP
330,000	3.875%, 2/15/2021	342,503
990,000	4.375%, 6/15/2022	1,034,926
	ERP Operating, LP
337,000	3.375%, 6/1/2025	332,356
	European Investment Bank
1,215,000	1.875%, 3/15/2019	1,240,645

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Financials (1.8%) - continued
$1,195,000	2.125%, 10/15/2021	$1,217,672
	Fifth Third Bancorp
991,000	5.450%, 1/15/2017	1,036,902
740,000	2.875%, 7/27/2020	746,096
530,000	2.875%, 10/1/2021	535,450
	General Electric Capital Corporation
2,240,000	3.100%, 1/9/2023	2,290,328
1,319,000	6.750%, 3/15/2032	1,786,150
	Genworth Financial, Inc.
890,000	7.700%, 6/15/2020[e]	898,900
	Goldman Sachs Group, Inc.
840,000	1.497%, 4/30/2018[g]	847,188
620,000	1.421%, 11/15/2018[g]	623,720
1,220,000	5.375%, 3/15/2020	1,360,889
780,000	1.454%, 4/23/2020[g]	782,028
1,250,000	5.250%, 7/27/2021	1,394,051
1,625,000	3.500%, 1/23/2025	1,599,257
3,325,000	4.800%, 7/8/2044	3,370,572
676,000	5.150%, 5/22/2045	663,533
	Hartford Financial Services Group, Inc.
760,000	5.125%, 4/15/2022	842,811
	HBOS plc
1,002,000	6.750%, 5/21/2018[f]	1,104,390
	HCP, Inc.
660,000	3.400%, 2/1/2025	618,159
	Health Care REIT, Inc.
300,000	2.250%, 3/15/2018	301,495
655,000	3.750%, 3/15/2023	653,043
500,000	4.000%, 6/1/2025	499,852
	HSBC Bank plc
1,765,000	0.961%, 5/15/2018[f,g]	1,761,258
	HSBC Holdings plc
665,000	5.250%, 3/14/2044	674,731
2,920,000	6.375%, 12/29/2049[j]	2,784,950
	Huntington Bancshares, Inc.
304,000	2.600%, 8/2/2018	307,191
	Hutchison Whampoa International 14, Ltd.
1,014,000	3.625%, 10/31/2024[f]	999,264
	Icahn Enterprises, LP
1,430,000	6.000%, 8/1/2020	1,469,325
	ING Bank NV
722,000	4.125%, 11/21/2023	739,001
	ING Capital Funding Trust III
1,015,000	3.927%, 12/29/2049[g,j]	1,009,925
	International Lease Finance Corporation
1,060,000	2.287%, 6/15/2016[g]	1,054,700
	Intesa Sanpaolo SPA
480,000	3.875%, 1/16/2018	494,464
1,475,000	5.250%, 1/12/2024	1,574,793
	J.P. Morgan Chase & Company
687,000	1.800%, 1/25/2018	687,585
1,215,000	6.300%, 4/23/2019	1,381,477
625,000	2.250%, 1/23/2020	619,801
1,550,000	4.500%, 1/24/2022	1,672,402
320,000	3.200%, 1/25/2023	317,653
1,320,000	3.625%, 5/13/2024	1,338,332
610,000	3.875%, 9/10/2024	604,171
2,585,000	3.125%, 1/23/2025	2,494,804
1,215,000	7.900%, 4/29/2049[j]	1,262,081
	KeyCorp
1,600,000	2.900%, 9/15/2020	1,611,968

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Financials (1.8%) - continued
	Liberty Mutual Group, Inc.
$292,000	4.950%, 5/1/2022[f]	$315,707
316,000	6.500%, 5/1/2042[f]	375,549
	Liberty Property, LP
960,000	3.750%, 4/1/2025	937,347
	Lloyds Bank plc
885,000	0.856%, 3/16/2018[g]	882,454
	Lloyds Banking Group plc
1,002,000	5.920%, 9/29/2049[f,j]	1,002,000
	Merrill Lynch & Company, Inc.
2,240,000	6.050%, 5/16/2016	2,304,004
895,000	6.400%, 8/28/2017	971,241
	MetLife, Inc.
1,300,000	4.050%, 3/1/2045	1,215,148
	Mizuho Bank, Ltd.
960,000	1.850%, 3/21/2018[f]	960,218
	Morgan Stanley
1,865,000	6.625%, 4/1/2018	2,076,741
560,000	1.575%, 4/25/2018[g]	567,884
780,000	1.435%, 1/27/2020[g]	785,842
670,000	4.875%, 11/1/2022	713,836
1,120,000	4.100%, 5/22/2023	1,133,567
930,000	4.000%, 7/23/2025	950,453
1,925,000	4.350%, 9/8/2026	1,934,906
815,000	4.300%, 1/27/2045	774,558
800,000	5.550%, 12/29/2049[j]	788,000
	MPT Operating Partnership, LP
970,000	5.500%, 5/1/2024	994,250
	National City Corporation
975,000	6.875%, 5/15/2019	1,123,975
	Prologis, LP
1,216,000	7.375%, 10/30/2019	1,408,724
	Prudential Financial, Inc.
530,000	2.350%, 8/15/2019	532,910
	Quicken Loans, Inc.
950,000	5.750%, 5/1/2025[f]	891,813
	Realty Income Corporation
302,000	2.000%, 1/31/2018	304,412
	Regions Bank
344,000	7.500%, 5/15/2018	385,679
	Regions Financial Corporation
1,400,000	2.250%, 9/14/2018	1,405,604
	Reinsurance Group of America, Inc.
500,000	5.625%, 3/15/2017	528,236
990,000	5.000%, 6/1/2021	1,086,598
	Reliance Standard Life Global Funding II
660,000	2.500%, 4/24/2019[f]	666,879
	Royal Bank of Scotland Group plc
835,000	1.267%, 3/31/2017[g]	834,755
1,375,000	7.500%, 12/29/2049[j]	1,371,989
	Santander Holdings USA, Inc.
1,014,000	2.650%, 4/17/2020	995,581
	Santander UK Group Holdings plc
1,200,000	4.750%, 9/15/2025[f]	1,189,961
	Simon Property Group, LP
620,000	10.350%, 4/1/2019	779,599
570,000	2.500%, 9/1/2020	575,789
1,400,000	2.750%, 2/1/2023	1,358,489
	Skandinaviska Enskilda Banken AB
1,025,000	2.375%, 3/25/2019[f]	1,041,400
	SpareBank 1 Boligkreditt AS
1,644,000	1.250%, 5/2/2018[f]	1,637,958
	State Street Corporation
873,000	1.225%, 8/18/2020[g]	875,884

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Financials (1.8%) - continued
	Sumitomo Mitsui Banking Corporation
$930,000	0.869%, 1/16/2018[g]	$925,591
	Svenska Handelsbanken AB
1,190,000	0.824%, 6/17/2019[g]	1,187,177
	Swiss RE Capital I, LP
750,000	6.854%, 5/29/2049[f,j]	760,312
	Synchrony Financial
560,000	3.000%, 8/15/2019	564,437
520,000	1.530%, 2/3/2020[g]	513,497
1,165,000	3.750%, 8/15/2021	1,176,913
	UBS AG/Stamford, Connecticut
351,000	5.875%, 12/20/2017	382,179
	UnitedHealth Group, Inc.
375,000	3.350%, 7/15/2022	387,037
	USB Realty Corporation
535,000	1.436%, 12/29/2049[f,g,j]	485,513
	Voya Financial, Inc.
1,185,000	2.900%, 2/15/2018	1,209,977
	Wells Fargo & Company
780,000	0.977%, 1/30/2020[g]	778,311
1,280,000	3.450%, 2/13/2023	1,274,003
1,320,000	3.000%, 2/19/2025	1,270,129

	Total	154,504,446

Foreign Government (<0.1%)
	Eksportfinans ASA
548,000	5.500%, 5/25/2016	559,234
	Export-Import Bank of Korea
765,000	2.250%, 1/21/2020	763,303
	Kommunalbanken AS
1,270,000	1.500%, 10/22/2019[f]	1,273,529

	Total	2,596,066

Mortgage-Backed Securities (9.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
50,495,000	3.000%, 10/1/2030[c]	52,530,565
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
5,745,750	1.967%, 6/1/2043[g]	5,929,210
48,845,000	4.000%, 10/1/2045[c]	51,995,683
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
37,675,000	3.500%, 10/1/2030[c]	39,794,219
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
8,435,901	2.050%, 3/1/2043[g]	8,707,351
8,404,422	1.729%, 7/1/2043[g]	8,618,033
8,433,189	2.014%, 7/1/2043[g]	8,717,543
8,386,996	2.061%, 8/1/2043[g]	8,681,699
320,650,000	3.500%, 10/1/2045[c]	334,488,035
153,932,500	4.000%, 10/1/2045[c]	164,196,719
94,094,000	4.500%, 10/1/2045[c]	101,999,364

	Total	785,658,421

Technology (0.3%)
	Amphenol Corporation
511,000	2.550%, 1/30/2019	516,343
	Apple, Inc.
615,000	0.614%, 5/6/2020[g]	612,192

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Technology (0.3%) - continued
$1,340,000	3.200%, 5/13/2025	$1,348,229
1,350,000	3.450%, 2/9/2045	1,142,882
	Automatic Data Processing, Inc.
500,000	3.375%, 9/15/2025	507,791
	Baidu, Inc.
1,000,000	2.750%, 6/9/2019	989,521
	Cisco Systems, Inc.
825,000	0.824%, 3/1/2019[g]	822,522
	CommScope Technologies Finance, LLC
1,020,000	6.000%, 6/15/2025[f]	978,568
	Denali Borrower, LLC
1,470,000	5.625%, 10/15/2020[f]	1,528,065
	Equinix, Inc.
970,000	5.750%, 1/1/2025	962,725
	Fidelity National Information Services, Inc.
1,169,000	1.450%, 6/5/2017	1,159,309
	First Data Corporation
970,000	5.375%, 8/15/2023[f]	960,300
	Freescale Semiconductor, Inc.
1,470,000	6.000%, 1/15/2022[f]	1,536,150
	Hewlett Packard Enterprise Company
760,000	4.400%, 10/15/2022[f]	758,495
1,520,000	2.450%, 10/5/2017[f]	1,519,149
760,000	2.850%, 10/5/2018[f]	759,027
	Hewlett-Packard Company
1,120,000	5.400%, 3/1/2017	1,179,554
	Intel Corporation
320,000	3.100%, 7/29/2022	325,075
925,000	3.700%, 7/29/2025	949,013
	Iron Mountain, Inc.
1,100,000	6.000%, 8/15/2023	1,100,000
	Micron Semiconductor Asia Pte, Ltd.
420,000	1.258%, 1/15/2019	420,004
	Oracle Corporation
565,000	2.500%, 5/15/2022	556,783
1,690,000	2.950%, 5/15/2025	1,647,616
	Plantronics, Inc.
1,470,000	5.500%, 5/31/2023[f]	1,473,675
	Qualcomm, Inc.
1,000,000	3.000%, 5/20/2022	986,025
	Seagate HDD Cayman
1,352,000	4.875%, 6/1/2027[f]	1,257,576

	Total	25,996,589

Transportation (0.2%)
	Air Canada Pass Through Trust
530,000	3.875%, 3/15/2023[f]	512,775
	American Airlines Pass Through Trust
1,635,000	3.375%, 5/1/2027	1,603,118
	Avis Budget Car Rental, LLC
1,475,000	5.125%, 6/1/2022[f]	1,423,375
	Burlington Northern Santa Fe, LLC
1,320,000	5.050%, 3/1/2041	1,389,961
	Canadian Pacific Railway Company
405,000	7.125%, 10/15/2031	510,380
870,000	4.800%, 8/1/2045	871,570
	Continental Airlines, Inc.
725,758	4.150%, 4/11/2024	743,902
	CSX Corporation
532,000	3.700%, 11/1/2023	551,776
	Delta Air Lines, Inc.
1,082,000	6.750%, 5/23/2017	1,095,525
378,386	4.950%, 5/23/2019	399,197

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Transportation (0.2%) - continued
$124,756	4.750%, 5/7/2020	$131,618
	ERAC USA Finance, LLC
294,000	2.800%, 11/1/2018[f]	300,693
940,000	4.500%, 2/15/2045[f]	869,320
	FedEx Corporation
1,665,000	3.900%, 2/1/2035	1,530,723
	J.B. Hunt Transport Services, Inc.
510,000	3.300%, 8/15/2022	514,147
	Southwest Airlines Company
1,075,000	2.750%, 11/6/2019	1,095,412
	Union Pacific Corporation
1,335,000	3.875%, 2/1/2055	1,199,825
	Virgin Australia Holdings, Ltd.
349,609	5.000%, 10/23/2023[f]	363,593

	Total	15,106,910

U.S. Government and Agencies (7.3%)
	Federal National Mortgage Association
2,290,000	0.875%, 5/21/2018	2,288,624
3,640,000	1.625%, 1/21/2020	3,677,528
3,535,000	2.625%, 9/6/2024	3,620,031
540,000	6.250%, 5/15/2029	749,053
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	645,137
	U.S. Treasury Bonds
4,750,000	5.250%, 11/15/2028	6,356,835
2,975,000	4.375%, 5/15/2040	3,818,148
66,460,000	3.000%, 5/15/2042	68,183,839
	U.S. Treasury Bonds, TIPS
4,379,550	0.125%, 4/15/2019	4,364,611
132,939	2.375%, 1/15/2025	152,984
93,854	2.125%, 2/15/2040	110,635
1,003,361	0.750%, 2/15/2042	878,124
	U.S. Treasury Notes
30,000,000	0.625%, 10/15/2016	30,068,370
96,415,000	0.875%, 11/15/2017	96,756,502
110,820,000	1.500%, 10/31/2019	112,042,234
45,000,000	1.625%, 6/30/2020	45,567,765
42,355,000	1.875%, 6/30/2020	43,355,425
1,000,000	2.125%, 9/30/2021	1,028,906
6,910,000	1.625%, 8/15/2022	6,851,514
64,600,000	2.250%, 11/15/2024	65,807,891
50,250,000	3.625%, 2/15/2044	57,786,193
	U.S. Treasury Notes, TIPS
31,385,568	0.125%, 4/15/2018	31,349,192
811,911	0.125%, 1/15/2022	791,180
35,055,397	0.125%, 1/15/2023	33,796,522

	Total	620,047,243

Utilities (0.4%)
	AES Corporation
1,100,000	7.375%, 7/1/2021	1,141,250
	American Electric Power Company, Inc.
1,352,000	2.950%, 12/15/2022	1,312,841
	Arizona Public Service Company
675,000	2.200%, 1/15/2020	674,324
	Berkshire Hathaway Energy Company
495,000	2.400%, 2/1/2020	496,771
	Calpine Corporation
1,470,000	5.375%, 1/15/2023	1,370,775
	Commonwealth Edison Company
1,300,000	3.700%, 3/1/2045	1,189,455

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Utilities (0.4%) - continued
	Consolidated Edison Company of New York, Inc.
$815,000	4.450%, 3/15/2044	$833,594
	DCP Midstream Operating, LP
675,000	3.875%, 3/15/2023	563,790
	DCP Midstream, LLC
1,100,000	4.750%, 9/30/2021[f]	991,728
	DTE Electric Company
965,000	3.700%, 3/15/2045	899,322
	DTE Energy Company
265,000	2.400%, 12/1/2019	266,644
	Duke Energy Carolinas, LLC
640,000	3.750%, 6/1/2045	605,692
	Duke Energy Corporation
948,000	2.100%, 6/15/2018	959,117
	Dynegy Finance I, Inc.
800,000	6.750%, 11/1/2019	802,000
	EDP Finance BV
992,000	4.125%, 1/15/2020[f]	1,005,507
	Enel Finance International NV
474,000	6.250%, 9/15/2017[f]	513,724
	Energy Transfer Equity, LP
1,470,000	5.500%, 6/1/2027	1,220,100
	Eversource Energy
565,000	1.600%, 1/15/2018	562,636
	Exelon Generation Company, LLC
1,077,000	5.200%, 10/1/2019	1,177,059
505,000	2.950%, 1/15/2020	511,692
	ITC Holdings Corporation
294,000	4.050%, 7/1/2023	307,445
975,000	5.300%, 7/1/2043	1,035,946
	MidAmerican Energy Holdings Company
700,000	6.500%, 9/15/2037	879,327
	Monongahela Power Company
990,000	5.400%, 12/15/2043[f]	1,097,006
	NiSource Finance Corporation
975,000	5.650%, 2/1/2045	1,108,721
	Northern States Power Company
1,670,000	4.125%, 5/15/2044	1,688,024
	NRG Energy, Inc.
1,100,000	6.625%, 3/15/2023	1,012,000
	Oncor Electric Delivery Company, LLC
960,000	3.750%, 4/1/2045[f]	852,640
	Pacific Gas & Electric Company
1,301,000	5.625%, 11/30/2017	1,408,493
	PG&E Corporation
485,000	2.400%, 3/1/2019	488,302
	PPL Capital Funding, Inc.
508,000	3.500%, 12/1/2022	513,897
975,000	5.000%, 3/15/2044	1,019,641
	Sempra Energy
1,640,000	6.150%, 6/15/2018	1,819,127
630,000	2.400%, 3/15/2020	629,356
	Southern California Edison Company
375,000	2.400%, 2/1/2022	371,062
	Southwestern Electric Power Company
670,000	3.900%, 4/1/2045	594,269
	TransAlta Corporation
1,213,000	1.900%, 6/3/2017	1,206,610
	Williams Companies, Inc.
664,000	7.875%, 9/1/2021	674,692

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (25.6%)	Value
Utilities (0.4%) - continued
	Xcel Energy, Inc.
$570,000	1.200%, 6/1/2017	$567,965

	Total	34,372,544

	Total Long-Term Fixed Income (cost $2,141,494,532)	2,155,027,638

Shares	Collateral Held for Securities Loaned (1.7%)	Value
145,001,645	Thrivent Cash Management Trust	145,001,645

	Total Collateral Held for Securities Loaned (cost $145,001,645)	145,001,645

Shares or Principal Amount	Short-Term Investments (13.3%)[k]	Value
	Federal Home Loan Bank Discount Notes
115,900,000	0.079%, 10/2/2015[l]	115,899,745
31,100,000	0.093%, 10/5/2015	31,099,679
87,140,000	0.086%, 10/7/2015	87,138,753
15,000,000	0.100%, 10/8/2015	14,999,708
35,998,000	0.112%, 10/9/2015	35,997,104
94,500,000	0.122%, 10/14/2015[l]	94,495,845
66,100,000	0.122%, 10/16/2015	66,096,647
7,000,000	0.050%, 10/19/2015	6,999,825
10,000,000	0.135%, 10/20/2015	9,999,287
81,600,000	0.140%, 10/21/2015	81,593,676
10,000,000	0.120%, 10/22/2015	9,999,300
18,000,000	0.136%, 10/23/2015	17,998,509
5,000,000	0.120%, 10/26/2015	4,999,583
47,700,000	0.146%, 10/28/2015	47,694,784
25,000,000	0.135%, 10/29/2015	24,997,375
12,800,000	0.170%, 10/30/2015	12,798,247
6,000,000	0.160%, 11/2/2015	5,999,147
10,000,000	0.160%, 11/3/2015	9,998,533
110,000,000	0.153%, 11/4/2015	109,984,138
22,000,000	0.165%, 11/6/2015	21,996,370
4,925,000	0.050%, 11/9/2015	4,924,733
12,000,000	0.090%, 11/10/2015	11,998,800
4,000,000	0.080%, 11/13/2015	3,999,618
92,000,000	0.123%, 11/18/2015[l]	91,984,865
9,500,000	0.105%, 11/20/2015	9,498,621
3,000,000	0.050%, 11/23/2015	2,999,779
11,000,000	0.100%, 11/27/2015	10,998,258
10,000,000	0.070%, 11/30/2015	9,998,833
25,000,000	0.070%, 12/3/2015	24,996,937
10,000,000	0.140%, 12/4/2015	9,997,511
	Federal Home Loan Mortgage Corporation Discount Notes
35,000,000	0.110%, 10/2/2015	34,999,893
15,000,000	0.120%, 10/13/2015	14,999,400
20,000,000	0.110%, 10/14/2015	19,999,206
4,039,000	0.120%, 10/15/2015	4,038,812

Shares or Principal Amount	Short-Term Investments (13.3%)[k]	Value
	Federal National Mortgage Association Discount Notes
44,700,000	0.110%, 10/19/2015	$44,697,542
15,000,000	0.160%, 11/3/2015	14,997,800

	Total Short-Term Investments (at amortized cost)	1,125,916,863

	Total Investments (cost $9,211,940,217) 110.1%	$9,296,230,598

	Other Assets and Liabilities, Net (10.1%)	(851,753,251)

	Total Net Assets 100.0%	$8,444,477,347

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2015, the value of these investments was $136,334,317 or 1.6% of total net assets.

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2015.
h

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2015.

i

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At September 30, 2015, $64,097,680 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Portfolio owned as of September 30, 2015.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$1,399,300
Apidos CLO XVIII, 7/22/2026	6/25/2014	1,396,500
Ares CLO, Ltd., 11/15/2025	11/26/2014	2,750,000
Ares CLO, Ltd., 10/12/2023	5/15/2015	4,400,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	1,399,300
Bayview Opportunity Master Fund Trust, 7/28/2034	3/19/2015	1,498,845
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	3,834,141
Betony CLO, Ltd., 4/15/2027	2/25/2015	1,260,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	1,400,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	1,398,586
CAM Mortgage, LLC, 7/15/2064	6/24/2015	3,139,281
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	1,400,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	1,400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	1,400,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	1,400,000
CoBank ACB, 6/15/2022	10/18/2013	475,706
DRB Prime Student Loan Trust, 7/25/2031	9/23/2015	1,499,760
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	1,400,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	93,715
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	4,500,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	1,398,600
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	2,686,230
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	1,346,625
Limerock CLO III, LLC, 10/20/2026	10/16/2014	4,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	1,523,170
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	4,250,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	4,425,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	4,513,280
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	1,100,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	4,500,000
Oak Hill Advisors Residential Loan Trust, 1/25/2055	3/5/2015	2,815,150
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	1,400,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	4,488,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	1,392,020
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	3,260,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	4,500,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	4,466,250
Symphony CLO, Ltd., 1/9/2023	9/15/2014	1,378,949
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	2,082,460
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	2,600,679

Security	Acquisition Date	Cost
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	$2,021,684
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	1,397,900

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$420,391,292
Gross unrealized depreciation	(336,100,911)

Net unrealized appreciation (depreciation)	$84,290,381

Cost for federal income tax purposes	$9,211,940,217

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Moderate Allocation Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	24,903,921	–	19,610,809	5,293,112
Capital Goods	10,715,061	–	10,715,061	–
Communications Services	125,155,024	–	111,263,028	13,891,996
Consumer Cyclical	62,790,440	–	62,790,440	–
Consumer Non-Cyclical	51,699,404	–	51,699,404	–
Energy	19,955,818	–	10,358,716	9,597,102
Financials	23,504,314	–	23,504,314	–
Technology	21,570,169	–	21,570,169	–
Transportation	11,401,634	–	6,583,146	4,818,488
Utilities	5,509,126	–	5,509,126	–
Common Stock
Consumer Discretionary	449,209,986	439,491,489	9,718,497	–
Consumer Staples	105,460,741	97,382,802	8,077,939	–
Energy	358,514,914	356,257,656	2,257,258	–
Financials	466,744,874	440,266,045	26,478,829	–
Health Care	364,803,155	359,030,193	5,772,962	–
Industrials	332,565,446	323,273,561	9,291,885	–
Information Technology	587,230,938	581,560,472	5,670,466	–
Materials	108,488,336	104,822,649	3,665,687	–
Telecommunications Services	21,247,850	15,900,491	5,347,359	–
Utilities	57,661,513	53,990,066	3,671,447	–
Mutual Funds
Affiliated Equity Mutual Funds	1,422,890,926	1,422,890,926	–	–
Equity Mutual Funds	57,143,087	57,143,087	–	–
Affiliated Fixed Income Mutual Funds	1,151,469,825	1,151,469,825	–	–
Fixed Income Mutual Funds	29,647,950	29,647,950	–	–
Long-Term Fixed Income
Asset-Backed Securities	116,255,916	–	116,160,950	94,966
Basic Materials	13,038,139	–	13,038,139	–
Capital Goods	16,748,984	–	16,748,984	–
Collateralized Mortgage Obligations	121,759,129	–	121,759,129	–
Commercial Mortgage-Backed Securities	57,629,505	–	53,479,817	4,149,688
Communications Services	64,945,824	–	64,945,824	–
Consumer Cyclical	27,261,151	–	27,261,151	–
Consumer Non-Cyclical	67,523,435	–	67,523,435	–
Energy	31,583,336	–	31,583,336	–
Financials	154,504,446	–	154,504,446	–
Foreign Government	2,596,066	–	2,596,066	–
Mortgage-Backed Securities	785,658,421	–	785,658,421	–
Technology	25,996,589	–	25,996,589	–
Transportation	15,106,910	–	15,106,910	–
U.S. Government and Agencies	620,047,243	–	620,047,243	–
Utilities	34,372,544	–	34,372,544	–
Collateral Held for Securities Loaned	145,001,645	145,001,645	–	–
Short-Term Investments	1,125,916,863	–	1,125,916,863	–

Total	$9,296,230,598	$5,578,128,857	$3,680,256,389	$37,845,352

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	30,785,033	30,785,033	–	–

Total Asset Derivatives	$30,785,033	$30,785,033	$–	$–

Liability Derivatives
Futures Contracts	17,697,238	17,697,238	–	–

Total Liability Derivatives	$17,697,238	$17,697,238	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(2,679)	December 2015	($586,860,267)	($586,784,719)	$75,548
5-Yr. U.S. Treasury Bond Futures	2,506	December 2015	300,352,230	302,012,169	1,659,939
10-Yr. U.S. Treasury Bond Futures	1,982	December 2015	252,521,060	255,151,541	2,630,481
30-Yr. U.S. Treasury Bond Futures	473	December 2015	73,378,748	74,423,594	1,044,846
Eurex EURO STOXX 50 Futures	8,777	December 2015	310,201,480	303,802,762	(6,398,718)
Mini MSCI EAFE Index Futures	2,186	December 2015	185,803,956	180,290,350	(5,513,606)
Russell 2000 Index Mini-Futures	(2,395)	December 2015	(276,384,317)	(262,468,050)	13,916,267
S&P 400 Index Mini-Futures	(2,515)	December 2015	(354,212,381)	(342,769,350)	11,443,031
S&P 500 Index Futures	949	December 2015	458,623,989	452,839,075	(5,784,914)
Ultra Long Term U.S. Treasury Bond Futures	222	December 2015	35,595,267	35,610,188	14,921
Total Futures Contracts					$13,087,795

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Partner Small Cap Value	$127,064,959	$10,616,023	$126,695,501	–	$–	$1,233,943
Small Cap Stock	67,186,286	9,134,124	–	4,191,815	64,423,580	303,936
Partner Mid Cap Value	130,503,721	16,047,509	127,932,864	–	–	725,052
Mid Cap Stock	231,277,457	26,464,025	–	13,836,768	216,822,154	1,379,092
Partner Worldwide Allocation	506,078,515	12,919,974	–	55,766,496	483,004,775	12,919,974
Large Cap Value	450,386,356	19,015,791	–	27,999,217	411,633,292	5,760,617
Large Cap Stock	255,211,795	22,742,846	–	22,633,380	247,007,125	3,082,686
High Yield	188,836,063	8,154,025	4,994,550	39,393,479	182,242,114	8,153,913
Income	623,098,599	30,817,903	13,318,799	61,055,364	607,476,452	17,112,810
Limited Maturity Bond	372,457,698	4,525,846	14,151,224	36,968,847	361,751,259	4,527,949
Cash Management Trust-Collateral Investment	67,749,452	690,777,625	613,525,432	145,001,645	145,001,645	490,360
Total Value and Income Earned	3,019,850,901				2,719,362,396	55,690,332

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Basic Materials (0.2%)
	Alpha Natural Resources, Inc., Term Loan
$1,908,336	3.500%, 5/22/2020	$831,080
	Axalta Coating Systems US Holdings, Inc., Term Loan
1,508,445	3.750%, 2/1/2020	1,493,632
	Fortescue Metals Group, Ltd., Term Loan
1,440,747	3.750%, 6/30/2019	1,175,116
	Ineos US Finance, LLC, Term Loan
2,271,726	3.750%, 12/15/2020	2,197,895
	NewPage Corporation, Term Loan
1,028,256	9.500%, 2/11/2021	553,973
	Tronox Pigments BV, Term Loan
1,090,316	4.250%, 3/19/2020	949,425
	Wausau Paper Corporation, Term Loan
1,280,671	6.500%, 7/30/2020	1,274,268

	Total	8,475,389

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
1,704,228	3.750%, 10/9/2019	1,677,062
	Berry Plastics Group, Inc., Term Loan
3,383,250	3.500%, 2/8/2020	3,348,876
	Silver II Borrower, Term Loan
846,720	4.000%, 12/13/2019	769,813
	Sterigenics-Nordion Holdings, LLC, Term Loan
585,000	4.250%, 5/16/2022	580,250

	Total	6,376,001

Communications Services (1.4%)
	Atlantic Broadband Penn, LLC, Term Loan
914,619	3.250%, 11/30/2019	905,857
	Birch Communication, Inc., Term Loan
1,943,056	7.750%, 7/17/2020	1,938,198
	CCO Safari III, LLC, Term Loan
360,000	3.500%, 1/24/2023	357,826
	Cengage Learning Acquisitions, Term Loan
3,775,784	7.000%, 3/31/2020	3,740,858
	Cequel Communications, LLC, Term Loan
1,062,328	3.500%, 2/14/2019	1,047,062
	Charter Communications Operating, LLC, Term Loan
449,650	3.000%, 7/1/2020	443,751
2,199,375	3.000%, 1/3/2021	2,160,336
	Clear Channel Communications, Inc., Term Loan
640,816	7.694%, 7/30/2019	533,480
	Fairpoint Communications, Term Loan
2,252,250	7.500%, 2/14/2019	2,257,408
	Grande Communications Networks, LLC, Term Loan
1,329,427	4.500%, 5/29/2020	1,319,456
	Hargray Communications Group, Inc., Term Loan
2,392,025	5.250%, 6/26/2019	2,395,015

Principal Amount	Bank Loans (3.7%)[a]	Value
Communications Services (1.4%) - continued
	iHeartCommunications, Inc., Term Loan
$1,992,484	6.944%, 1/30/2019	$1,648,780
	IMG Worldwide, Inc., Term Loan
1,074,559	5.250%, 5/6/2021	1,067,843
950,000	8.250%, 5/6/2022	900,125
	Integra Telecom Holdings, Inc., Term Loan
405,757	9.750%, 2/21/2020	402,884
1,864,580	5.250%, 8/14/2020	1,851,770
	Intelsat Jackson Holdings SA, Term Loan
2,015,968	3.750%, 6/30/2019	1,959,017
	Level 3 Communications, Inc., Term Loan
2,540,000	4.000%, 1/15/2020	2,530,475
	Level 3 Financing, Inc., Term Loan
840,000	3.500%, 5/31/2022	832,297
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,085,000	4.500%, 1/7/2022	2,018,551
	LTS Buyer, LLC, Term Loan
2,799,246	4.000%, 4/13/2020	2,743,261
72,737	8.000%, 4/12/2021	71,828
	Mediacom Broadband, LLC, Term Loan
1,008,800	4.000%, 1/20/2020	1,005,774
	NEP Broadcasting, LLC, Term Loan
134,286	10.000%, 7/22/2020	133,390
	NEP/NCP Holdco, Inc., Term Loan
3,364,374	4.250%, 1/22/2020	3,288,676
	NTelos, Inc., Term Loan
664,450	5.750%, 11/9/2019	662,377
	SBA Senior Finance II, LLC, Term Loan
1,835,400	3.250%, 6/10/2022	1,807,484
	Syniverse Holdings, Inc., Term Loan
1,793,615	4.000%, 4/23/2019	1,634,431
	TNS, Inc., Term Loan
1,169,377	5.000%, 2/14/2020	1,167,190
	Univision Communications, Inc., Term Loan
2,969,539	4.000%, 3/1/2020	2,948,188
	Virgin Media Investment Holdings, Ltd., Term Loan
1,902,132	3.500%, 6/30/2023	1,872,421
	WideOpenWest Finance, LLC, Term Loan
2,969,180	4.500%, 4/1/2019	2,937,172
	XO Communications, LLC, Term Loan
586,075	4.250%, 3/20/2021	580,800
	Yankee Cable Acquisition, LLC, Term Loan
1,695,014	3.444%, 3/1/2020	1,688,132
	Zayo Group, LLC, Term Loan
2,653,245	3.750%, 7/2/2019	2,634,248

	Total	55,486,361

Consumer Cyclical (0.7%)
	Amaya Gaming Group, Inc., Term Loan
2,905,783	5.000%, 8/1/2021	2,854,932
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,094,626	4.250%, 8/13/2021	1,094,615

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Consumer Cyclical (0.7%) - continued
	Ceridian HCM Holding, Inc., Term Loan
$577,301	4.500%, 9/15/2020	$545,913
	Chrysler Group, LLC, Term Loan
1,495,942	3.500%, 5/24/2017	1,487,714
	Golden Nugget, Inc., Delayed Draw
252,889	5.500%, 11/21/2019	253,127
	Golden Nugget, Inc., Term Loan
590,074	5.500%, 11/21/2019	590,628
	Hilton Worldwide Finance, LLC, Term Loan
1,629,463	3.500%, 10/26/2020	1,624,020
	J.C. Penney Corporation, Inc., Term Loan
1,969,662	6.000%, 5/22/2018	1,956,131
	Las Vegas Sands, LLC, Term Loan
1,965,000	3.250%, 12/19/2020	1,944,132
	Marina District Finance Company, Inc., Term Loan
1,226,688	6.500%, 8/15/2018	1,234,330
	MGM Resorts International, Term Loan
1,395,537	3.500%, 12/20/2019	1,383,675
	Mohegan Tribal Gaming Authority, Term Loan
4,003,812	5.500%, 6/15/2018	3,982,552
	Rite Aid Corporation, Term Loan
695,000	5.750%, 8/21/2020	701,950
	ROC Finance, LLC, Term Loan
2,479,400	5.000%, 6/20/2019	2,347,694
	Scientific Games International, Inc., Term Loan
3,056,338	6.000%, 10/18/2020	3,013,213
656,692	6.000%, 10/1/2021	647,557
	Seminole Indian Tribe of Florida, Term Loan
713,625	3.000%, 4/29/2020	710,357

	Total	26,372,540

Consumer Non-Cyclical (0.5%)
	Albertsons, Inc., Term Loan
3,477,860	5.375%, 3/21/2019	3,476,399
	Catalina Marketing Corporation, Term Loan
474,000	4.500%, 4/9/2021	405,270
	CHS/Community Health Systems, Inc., Term Loan
349,372	3.575%, 12/31/2018	348,698
327,882	3.750%, 1/27/2021	327,164
603,293	4.000%, 1/27/2021	603,143
	Endo Luxembourg Finance I Co Sarl, Term Loan
1,655,000	3.750%, 9/26/2022[b,c]	1,648,281
	JBS USA, LLC, Term Loan
1,508,730	3.750%, 5/25/2018	1,501,186
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,240,565	4.750%, 3/22/2019	2,241,507
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,651,140	4.750%, 6/30/2021	1,618,117
	Roundy's Supermarkets, Inc., Term Loan
2,005,549	5.750%, 3/3/2021	1,746,492

Principal Amount	Bank Loans (3.7%)[a]	Value
Consumer Non-Cyclical (0.5%) - continued
	Supervalu, Inc., Term Loan
$4,204,838	4.500%, 3/21/2019	$4,206,604
	Visant Corporation, Term Loan
2,374,743	7.000%, 9/23/2021	2,180,797

	Total	20,303,658

Energy (0.2%)
	Arch Coal, Inc., Term Loan
2,625,056	6.250%, 5/16/2018	1,476,594
	Energy Solutions, LLC, Term Loan
515,821	6.750%, 5/29/2020	505,505
	Expro Holdings UK 2, Ltd., Term Loan
742,500	5.750%, 9/2/2021	600,497
	Fieldwood Energy, LLC, Term Loan
882,009	3.875%, 10/1/2018	745,297
389,261	8.375%, 9/30/2020	107,047
	Houston Fuel Oil Terminal, LLC, Term Loan
1,356,300	4.250%, 8/19/2021	1,288,485
	McJunkin Red Man Corporation, Term Loan
721,460	4.750%, 11/8/2019	702,825
	Offshore Group Investment, Ltd., Term Loan
1,803,750	5.750%, 3/28/2019	569,462
	Pacific Drilling SA, Term Loan
1,251,200	4.500%, 6/3/2018	736,869
	Targa Resources Partners, LP, Term Loan
158,140	5.750%, 2/27/2022	157,942

	Total	6,890,523

Financials (0.2%)
	DJO Finance, LLC, Term Loan
950,000	4.250%, 6/7/2020	945,649
	GEO Group, Inc., Term Loan
449,650	3.250%, 4/3/2020	448,153
	Harland Clarke Holdings Corporation, Term Loan
2,198,937	7.000%, 5/22/2018	2,190,691
239,063	6.000%, 8/4/2019	238,046
	MoneyGram International, Inc., Term Loan
1,794,000	4.250%, 3/27/2020	1,687,849
	WaveDivision Holdings, LLC, Term Loan
2,445,837	4.000%, 10/15/2019	2,438,696

	Total	7,949,084

Technology (0.2%)
	First Data Corporation, Term Loan
2,090,000	3.696%, 3/23/2018	2,071,065
1,040,000	3.696%, 9/24/2018	1,029,080
	Freescale Semiconductor, Inc., Term Loan
1,628,469	4.250%, 2/28/2020	1,626,434
	Infor US, Inc., Term Loan
788,120	3.750%, 6/3/2020[b,c]	761,686
	Merrill Communications, LLC, Term Loan
1,461,209	6.250%, 6/1/2022	1,450,250
	SS&C European Holdings SARL, Term Loan
662,758	4.000%, 7/8/2022	663,175

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Technology (0.2%) - continued
$104,843	4.000%, 7/8/2022	$104,909

	Total	7,706,599

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,901,137	3.250%, 6/27/2020	1,880,225
	OSG Bulk Ships, Inc., Term Loan
1,185,000	5.250%, 8/5/2019	1,171,669
	United Airlines, Inc., Term Loan
1,121,250	3.250%, 4/1/2019	1,115,879
222,750	3.500%, 9/15/2021	221,777

	Total	4,389,550

Utilities (0.1%)
	Calpine Corporation, Term Loan
2,022,450	4.000%, 10/9/2019	2,016,544
244,378	4.000%, 10/31/2020	243,692
336,256	3.500%, 5/27/2022	330,466
	Intergen NV, Term Loan
874,863	5.500%, 6/15/2020	803,413

	Total	3,394,115

	Total Bank Loans (cost $154,877,288)	147,343,820

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Asset-Backed Securities (1.9%)
	Access Group, Inc.
1,274,449	0.694%, 2/25/2036[d,e]	1,243,843
	Ares CLO, Ltd.
2,800,000	1.576%, 10/12/2023*,e	2,787,578
1,500,000	1.754%, 11/15/2025*,e	1,497,606
	BA Credit Card Trust
1,100,000	0.587%, 6/15/2021[e]	1,100,429
	Barclays Dryrock Issuance Trust
1,000,000	0.567%, 12/16/2019[e]	997,772
	Bayview Opportunity Master Fund Trust
2,301,656	3.721%, 2/28/2035*	2,305,205
1,248,977	3.721%, 7/28/2035[d,f]	1,253,549
	Betony CLO, Ltd.
750,000	1.799%, 4/15/2027*,e	746,557
	CAM Mortgage, LLC
1,883,569	3.500%, 7/15/2064*,f	1,883,128
	Capital One Multi-Asset Execution Trust
1,350,000	0.587%, 1/18/2022[e]	1,349,532
	Chase Issuance Trust
850,000	1.590%, 2/18/2020	857,571
1,625,000	1.620%, 7/15/2020	1,642,779
	Chesapeake Funding, LLC
1,305,267	0.649%, 1/7/2025[d,e]	1,305,739
	Countrywide Asset-Backed Certificates
1,159,982	5.530%, 4/25/2047	1,247,121
	DRB Prime Student Loan Trust
1,000,000	3.170%, 7/25/2031*	999,840
	Edlinc Student Loan Funding Trust
1,012,196	3.170%, 10/1/2025*,e	1,033,128
	First National Master Note Trust
2,000,000	0.974%, 9/15/2020[e]	2,000,000
	FirstEnergy Ohio PIRB Special Purpose Trust
611,833	0.679%, 1/15/2019	611,667

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Asset-Backed Securities (1.9%) - continued
	Ford Credit Auto Owner Trust
$810,000	2.260%, 11/15/2025[d]	$822,072
	Golden Credit Card Trust
1,000,000	0.637%, 9/15/2018[d,e]	1,000,519
	GoldenTree Loan Opportunities IX, Ltd.
825,000	1.804%, 10/29/2026*,e	819,018
	Golub Capital Partners CLO 23M, Ltd.
800,000	1.485%, 5/5/2027*,e	795,395
	Lehman XS Trust
3,711,946	5.440%, 8/25/2035[f]	3,358,201
	Morgan Stanley Bank of America Merrill Lynch Trust
3,400,000	3.176%, 8/15/2045	3,508,100
3,400,000	3.246%, 12/15/2047	3,472,437
	Morgan Stanley Capital, Inc.
1,880,809	0.344%, 2/25/2037[e]	1,129,333
	OZLM VIII, Ltd.
825,000	1.729%, 10/17/2026*,e	818,744
	Race Point IX CLO, Ltd.
1,925,000	1.768%, 4/15/2027*,e	1,924,993
	Renaissance Home Equity Loan Trust
5,500,000	6.011%, 5/25/2036[f]	3,849,455
2,432,366	5.580%, 11/25/2036[f]	1,424,822
	SLM Student Loan Trust
2,028,231	0.807%, 8/15/2022[d,e]	2,024,473
993,391	0.695%, 4/25/2023[d,e]	991,403
1,350,000	1.257%, 5/17/2027[d,e]	1,345,410
	U.S. Small Business Administration
396,550	3.191%, 3/10/2024	413,854
	UBS Commercial Mortgage Trust
5,100,000	3.400%, 5/10/2045	5,343,326
	Vericrest Opportunity Loan Transferee
1,735,661	3.375%, 10/25/2058*,f	1,730,473
2,774,777	3.500%, 6/26/2045[d]	2,771,789
2,769,405	3.500%, 6/26/2045[d,f]	2,753,464
2,156,264	3.625%, 7/25/2045[d,f]	2,145,916
1,234,872	3.500%, 2/25/2055*,f	1,232,183
	Volvo Financial Equipment, LLC
744,944	0.740%, 3/15/2017[d]	744,961
	World Financial Network Credit Card Master Trust
1,950,000	0.910%, 3/16/2020	1,950,838
	World Omni Master Owner Trust
1,620,000	0.557%, 2/15/2018[d,e]	1,619,563

	Total	72,853,786

Basic Materials (0.3%)
	Albemarle Corporation
230,000	3.000%, 12/1/2019	231,002
	ArcelorMittal SA
1,300,000	6.250%, 3/1/2021[g]	1,172,431
	Corporacion Nacional del Cobre de Chile
1,135,000	4.500%, 9/16/2025[d,g]	1,090,308
	First Quantum Minerals, Ltd.
847,000	6.750%, 2/15/2020[d]	567,490
847,000	7.000%, 2/15/2021[d,g]	548,433
	Freeport-McMoRan, Inc.
1,759,000	2.375%, 3/15/2018	1,539,125
822,000	3.875%, 3/15/2023	611,363
	Georgia-Pacific, LLC
535,000	2.539%, 11/15/2019[d]	537,678

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Basic Materials (0.3%) - continued
	Glencore Funding, LLC
$395,000	1.349%, 4/16/2018[d,e]	$341,244
	Packaging Corporation of America
1,075,000	4.500%, 11/1/2023	1,122,534
	Sappi Papier Holding GmbH
845,000	6.625%, 4/15/2021[d]	854,506
	Xstrata Finance Canada, Ltd.
1,130,000	2.700%, 10/25/2017[d]	1,016,435
	Yamana Gold, Inc.
890,000	4.950%, 7/15/2024	795,251

	Total	10,427,800

Capital Goods (0.4%)
	Boeing Company
780,000	3.500%, 3/1/2045	702,057
	CNH Capital, LLC
1,500,000	3.625%, 4/15/2018	1,457,820
	Crown Americas Capital Corporation IV
1,450,000	4.500%, 1/15/2023	1,421,000
	Harsco Corporation
978,000	2.700%, 10/15/2015	977,511
	L-3 Communications Corporation
992,000	1.500%, 5/28/2017	982,933
	Martin Marietta Materials, Inc.
750,000	1.427%, 6/30/2017[e]	744,370
	Northrop Grumman Corporation
1,010,000	3.850%, 4/15/2045	908,974
	Owens-Brockway Glass Container, Inc.
970,000	5.000%, 1/15/2022[d]	921,500
	Pentair Finance SA
1,100,000	2.900%, 9/15/2018	1,103,568
345,000	3.625%, 9/15/2020	349,313
	Reynolds Group Issuer, Inc.
1,412,019	5.750%, 10/15/2020	1,426,139
	Roper Industries, Inc.
1,016,000	2.050%, 10/1/2018	1,012,807
	Textron, Inc.
680,000	5.600%, 12/1/2017	731,101
545,000	5.950%, 9/21/2021	631,889
	United Rentals, Inc.
1,450,000	5.500%, 7/15/2025	1,355,750
	Waste Management, Inc.
260,000	3.125%, 3/1/2025	254,531

	Total	14,981,263

Collateralized Mortgage Obligations (1.8%)
	Alm Loan Funding CLO
825,000	1.719%, 10/17/2026*,e	821,952
	Alternative Loan Trust
1,763,094	6.000%, 6/25/2036	1,611,509
	Apidos CLO XVIII
825,000	1.707%, 7/22/2026*,e	816,279
	Babson CLO, Ltd.
825,000	1.564%, 10/17/2026*,e	820,565
	Birchwood Park CLO, Ltd.
825,000	1.729%, 7/15/2026*,e	822,278
	BlueMountain CLO, Ltd.
825,000	1.769%, 10/15/2026*,e	823,687
	Carlyle Global Market Strategies CLO, Ltd.
825,000	1.583%, 7/20/2023*,e	823,004
825,000	1.674%, 10/15/2026*,e	824,357

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Collateralized Mortgage Obligations (1.8%) - continued
	Cent CLO 16, LP
$825,000	1.550%, 8/1/2024*,e	$822,089
	Cent CLO 22, Ltd.
825,000	1.791%, 11/7/2026*,e	818,075
	Citigroup Mortgage Loan Trust, Inc.
560,505	5.500%, 11/25/2035	534,824
	CitiMortgage Alternative Loan Trust
1,880,435	5.750%, 4/25/2037	1,615,632
	Countrywide Alternative Loan Trust
2,500,359	2.675%, 10/25/2035	2,218,679
1,089,942	6.500%, 8/25/2036	835,001
360,205	6.000%, 1/25/2037	331,339
3,640,836	5.500%, 5/25/2037	3,016,272
2,257,654	7.000%, 10/25/2037	1,610,398
	Countrywide Home Loans, Inc.
677,255	5.750%, 4/25/2037	619,819
	Deutsche Alt-A Securities Mortgage Loan Trust
197,920	5.500%, 10/25/2021	191,572
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
540,045	6.000%, 10/25/2021	475,425
	Dryden 34 Senior Loan Fund CLO
825,000	1.719%, 10/15/2026*,e	821,952
	Federal Home Loan Mortgage Corporation
8,380,076	3.000%, 4/15/2028[h]	901,017
5,693,154	3.000%, 2/15/2033[h]	707,381
	Federal National Mortgage Association
11,711,369	3.500%, 1/25/2033[h]	1,589,860
	Galaxy XX CLO, Ltd.
2,650,000	1.731%, 7/20/2027*,e	2,630,029
	Golub Capital Partners CLO 22B, Ltd.
1,575,000	1.813%, 2/20/2027*,e	1,566,032
	Greenpoint Mortgage Funding Trust
1,311,476	0.394%, 10/25/2045[e]	1,028,279
	HomeBanc Mortgage Trust
1,075,054	2.222%, 4/25/2037	805,655
	IndyMac INDX Mortgage Loan Trust
2,427,851	0.834%, 7/25/2045[e]	2,099,792
	J.P. Morgan Mortgage Trust
174,789	2.678%, 10/25/2036	156,653
2,702,984	0.574%, 1/25/2037[e]	1,706,696
2,925,262	6.250%, 8/25/2037	2,285,015
	Limerock CLO III, LLC
2,500,000	1.817%, 10/20/2026*,e	2,483,691
	Madison Park Funding XIV CLO, Ltd.
900,000	1.737%, 7/20/2026*,e	897,565
	Madison Park Funding, Ltd.
2,975,000	1.611%, 8/15/2022*,e	2,968,522
	Magnetite XII, Ltd.
2,600,000	1.789%, 4/15/2027*,e	2,587,191
	MASTR Alternative Loans Trust
443,665	6.500%, 7/25/2034	454,288
2,048,398	0.644%, 12/25/2035[e]	1,059,100
	Merrill Lynch Alternative Note Asset Trust
413,139	6.000%, 3/25/2037	374,676
	Mountain View CLO, Ltd.
2,625,000	1.739%, 7/15/2027*,e	2,592,814
	Neuberger Berman CLO, Ltd.
700,000	1.779%, 8/4/2025*,e	694,168

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Collateralized Mortgage Obligations (1.8%) - continued
	NZCG Funding CLO, Ltd.
$2,650,000	1.812%, 4/27/2027*,e	$2,641,457
	Octagon Investment Partners XX CLO, Ltd.
825,000	1.754%, 8/12/2026*,e	822,369
	OHA Loan Funding, Ltd.
2,500,000	1.817%, 10/20/2026*,e	2,483,623
	RALI Trust
4,472,235	0.374%, 11/25/2036[e]	3,239,258
	Residential Accredit Loans, Inc. Trust
780,039	5.750%, 9/25/2035	702,398
	Residential Asset Securitization Trust
2,953,616	0.574%, 8/25/2037[e]	915,228
	Sequoia Mortgage Trust
2,851,049	2.861%, 9/20/2046	2,282,433
	Shackleton VII CLO, Ltd.
2,650,000	1.797%, 4/15/2027*,e	2,653,656
	Symphony CLO XV, Ltd.
2,500,000	1.739%, 10/17/2026*,e	2,498,936
	Symphony CLO, Ltd.
812,595	1.383%, 1/9/2023*,e	810,361
	Voya CLO 3, Ltd.
825,000	1.715%, 7/25/2026*,e	821,726
	WaMu Mortgage Pass Through Certificates
429,096	2.398%, 9/25/2036	386,375
402,688	2.316%, 10/25/2036	359,709
1,342,465	1.983%, 11/25/2036	1,187,391
1,993,876	1.798%, 1/25/2037	1,691,797

	Total	74,359,849

Commercial Mortgage-Backed Securities (1.0%)
	Commercial Mortgage Pass-Through Certificates
2,340,000	1.249%, 6/8/2030[d,e]	2,334,751
	Credit Suisse First Boston Mortgage Securities
4,600,000	5.542%, 1/15/2049	4,805,367
	Credit Suisse Mortgage Capital Certificates
3,300,000	5.509%, 9/15/2039	3,401,426
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
784,914	0.727%, 12/25/2016	785,814
	Federal National Mortgage Association
1,452,811	1.272%, 1/25/2017	1,459,111
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049	3,274,136
	GS Mortgage Securities Trust
4,000,000	3.666%, 9/10/2047	4,193,172
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,450,000	1.157%, 12/15/2028[d,e]	1,449,655
1,750,000	3.507%, 5/15/2045	1,853,723
2,300,000	5.884%, 2/12/2049	2,420,354
	JPMBB Commercial Mortgage Securities Trust
2,850,000	3.231%, 1/15/2048	2,891,855
	LSTAR Commercial Mortgage Trust
143,478	1.519%, 1/20/2041[d]	143,397

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Commercial Mortgage-Backed Securities (1.0%) - continued
	Morgan Stanley Capital, Inc.
$4,150,000	5.406%, 3/15/2044	$4,308,841
	SCG Trust
700,000	1.607%, 11/15/2026[d,e]	696,224
	Wells Fargo Commercial Mortgage Trust
2,500,000	3.617%, 9/15/2057[c]	2,593,555
2,250,000	3.839%, 9/15/2058	2,368,307

	Total	38,979,688

Communications Services (1.4%)
	21st Century Fox America, Inc.
960,000	6.900%, 3/1/2019	1,104,107
	AMC Networks, Inc.
1,500,000	4.750%, 12/15/2022	1,413,750
	America Movil SAB de CV
750,000	1.336%, 9/12/2016[e]	749,803
829,000	5.000%, 10/16/2019	901,455
	American Tower Corporation
105,000	2.800%, 6/1/2020	104,783
950,000	3.450%, 9/15/2021	954,289
	AT&T, Inc.
360,000	1.257%, 6/30/2020[e]	357,025
963,000	3.875%, 8/15/2021	1,000,147
805,000	3.000%, 6/30/2022	785,361
1,025,000	5.550%, 8/15/2041	1,040,127
805,000	4.750%, 5/15/2046	737,619
	British Sky Broadcasting Group plc
880,000	2.625%, 9/16/2019[d]	885,522
	CBS Corporation
1,080,000	4.000%, 1/15/2026	1,062,482
	CCO Holdings, LLC
1,500,000	7.375%, 6/1/2020	1,558,125
	CCO Safari II, LLC
810,000	6.834%, 10/23/2055[d]	807,615
540,000	3.579%, 7/23/2020[d]	536,022
540,000	4.908%, 7/23/2025[d]	537,410
	CenturyLink, Inc.
1,150,000	6.450%, 6/15/2021	1,052,250
	Clear Channel Worldwide Holdings, Inc.
970,000	6.500%, 11/15/2022	973,638
	Columbus International, Inc.
1,175,000	7.375%, 3/30/2021[d]	1,216,125
	Comcast Corporation
1,340,000	4.400%, 8/15/2035	1,348,555
418,000	4.650%, 7/15/2042	429,789
702,000	4.750%, 3/1/2044	732,472
	Cox Communications, Inc.
496,000	9.375%, 1/15/2019[d]	590,501
800,000	3.850%, 2/1/2025[d]	757,810
	Crown Castle International Corporation
1,270,000	5.250%, 1/15/2023	1,343,279
	Crown Castle Towers, LLC
480,000	4.174%, 8/15/2017[d]	491,930
	Digicel, Ltd.
650,000	6.000%, 4/15/2021[d]	593,125
	DIRECTV Holdings, LLC
600,000	5.875%, 10/1/2019	672,284
1,040,000	6.350%, 3/15/2040	1,117,501
1,000,000	5.150%, 3/15/2042	939,681
	FairPoint Communications, Inc.
970,000	8.750%, 8/15/2019[d]	1,008,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Communications Services (1.4%) - continued
	Frontier Communications Corporation
$940,000	8.875%, 9/15/2020[d]	$921,200
	Hughes Satellite Systems Corporation
1,350,000	6.500%, 6/15/2019	1,449,495
	Intelsat Jackson Holdings SA
1,500,000	7.250%, 4/1/2019	1,406,250
	Level 3 Financing, Inc.
1,500,000	8.625%, 7/15/2020	1,567,500
	McGraw Hill Financial, Inc.
548,000	3.300%, 8/14/2020[d]	557,584
630,000	4.000%, 6/15/2025[d]	627,045
	Numericable-SFR
1,450,000	6.000%, 5/15/2022[d]	1,397,438
	Scripps Networks Interactive, Inc.
1,075,000	2.800%, 6/15/2020	1,064,139
	SES Global Americas Holdings GP
620,000	2.500%, 3/25/2019[d]	620,087
	Sprint Corporation
1,405,000	7.625%, 2/15/2025	1,087,997
	Telefonica Emisiones SAU
858,000	3.192%, 4/27/2018	877,547
	Time Warner Entertainment Company, LP
1,341,000	8.375%, 3/15/2023	1,642,350
	Time Warner, Inc.
1,072,000	3.600%, 7/15/2025	1,049,702
780,000	6.250%, 3/29/2041	898,348
	T-Mobile USA, Inc.
1,450,000	6.125%, 1/15/2022	1,399,250
	Unitymedia Hessen GmbH & Company KG
875,000	5.500%, 1/15/2023[d]	873,906
	Univision Communications, Inc.
970,000	5.125%, 5/15/2023[d]	921,500
	UPCB Finance V, Ltd.
1,350,000	7.250%, 11/15/2021[d]	1,429,312
	Verizon Communications, Inc.
1,250,000	4.672%, 3/15/2055	1,076,375
590,000	1.104%, 6/17/2019[e]	586,056
302,000	2.625%, 2/21/2020	302,896
1,405,000	3.000%, 11/1/2021	1,401,142
1,956,000	5.150%, 9/15/2023	2,160,774
73,000	6.400%, 9/15/2033	83,629
508,000	5.050%, 3/15/2034	506,827
859,000	4.272%, 1/15/2036	779,015
282,000	6.550%, 9/15/2043	333,167
1,196,000	4.522%, 9/15/2048	1,051,030

	Total	55,874,943

Consumer Cyclical (0.6%)
	Cinemark USA, Inc.
1,500,000	4.875%, 6/1/2023	1,432,500
	CVS Health Corporation
235,000	2.250%, 8/12/2019	237,534
1,350,000	4.875%, 7/20/2035	1,416,516
508,000	6.125%, 9/15/2039	615,343
	Ford Motor Company
515,000	7.450%, 7/16/2031	639,739
	Ford Motor Credit Company, LLC
680,000	5.000%, 5/15/2018	723,239
1,050,000	2.597%, 11/4/2019	1,039,239
	General Motors Company
992,000	6.250%, 10/2/2043	1,055,168

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Consumer Cyclical (0.6%) - continued
	General Motors Financial Company, Inc.
$1,500,000	3.250%, 5/15/2018	$1,517,416
780,000	4.000%, 1/15/2025	738,659
1,240,000	4.300%, 7/13/2025	1,199,592
	Hilton Worldwide Finance, LLC
1,450,000	5.625%, 10/15/2021	1,497,125
	Home Depot, Inc.
536,000	2.625%, 6/1/2022	535,768
	Hyundai Capital America
290,000	2.000%, 3/19/2018[d]	288,757
	Jaguar Land Rover Automotive plc
1,500,000	5.625%, 2/1/2023[d,g]	1,473,750
	KB Home
729,000	4.750%, 5/15/2019	700,751
	L Brands, Inc.
1,500,000	5.625%, 2/15/2022	1,586,250
	Lennar Corporation
1,500,000	4.125%, 12/1/2018	1,518,750
	Macy's Retail Holdings, Inc.
375,000	4.375%, 9/1/2023	387,408
	MGM Resorts International
1,450,000	6.000%, 3/15/2023[g]	1,408,313
	Six Flags Entertainment Corporation
970,000	5.250%, 1/15/2021[d]	970,000
	Toll Brothers Finance Corporation
580,000	8.910%, 10/15/2017	651,050
462,000	4.000%, 12/31/2018	474,705

	Total	22,107,572

Consumer Non-Cyclical (1.3%)
	AbbVie, Inc.
920,000	2.500%, 5/14/2020	914,918
650,000	3.600%, 5/14/2025	641,074
	Actavis Funding SCS
760,000	4.550%, 3/15/2035	699,246
1,040,000	4.850%, 6/15/2044	947,884
	Altria Group, Inc.
1,600,000	2.850%, 8/9/2022	1,563,237
	Amgen, Inc.
330,000	2.125%, 5/1/2020	325,693
1,075,000	2.700%, 5/1/2022	1,054,172
540,000	3.125%, 5/1/2025	517,050
	B&G Foods, Inc.
1,055,000	4.625%, 6/1/2021	1,015,437
	BAT International Finance plc
480,000	0.847%, 6/15/2018[d,e]	479,064
	Becton, Dickinson and Company
744,000	6.375%, 8/1/2019	850,475
	Biogen, Inc.
810,000	3.625%, 9/15/2022	816,383
	Boston Scientific Corporation
435,000	6.000%, 1/15/2020	487,850
1,030,000	4.125%, 10/1/2023	1,053,774
	Bunge Limited Finance Corporation
762,000	8.500%, 6/15/2019	910,385
	Cardinal Health, Inc.
260,000	1.950%, 6/15/2018	260,280
402,000	4.900%, 9/15/2045	408,347
	Celgene Corporation
810,000	2.875%, 8/15/2020	817,349
260,000	3.550%, 8/15/2022	263,924
810,000	5.000%, 8/15/2045	803,437

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Consumer Non-Cyclical (1.3%) - continued
	CHS/Community Health Systems, Inc.
$1,500,000	7.125%, 7/15/2020	$1,560,000
	Church & Dwight Company, Inc.
310,000	2.450%, 12/15/2019	312,214
	Cigna Corporation
775,000	5.375%, 2/15/2042	840,307
	EMD Finance, LLC
515,000	0.684%, 3/17/2017[d,e]	512,794
1,128,000	2.950%, 3/19/2022[d]	1,114,577
	Forest Laboratories, Inc.
1,000,000	4.375%, 2/1/2019[d]	1,058,417
	Fresenius Medical Care US Finance II, Inc.
1,500,000	5.875%, 1/31/2022[d]	1,608,750
	Gilead Sciences, Inc.
260,000	2.550%, 9/1/2020	261,625
	Grifols Worldwide Operations, Ltd.
975,000	5.250%, 4/1/2022	964,646
	H. J. Heinz Company
1,000,000	3.500%, 7/15/2022[d]	1,021,518
	HCA, Inc.
1,450,000	3.750%, 3/15/2019	1,446,375
	Hospira, Inc.
330,000	6.050%, 3/30/2017	352,404
800,000	5.800%, 8/12/2023	926,525
805,000	5.600%, 9/15/2040	925,224
	Imperial Tobacco Finance plc
1,250,000	2.950%, 7/21/2020[d]	1,257,428
	IMS Health, Inc.
859,000	6.000%, 11/1/2020[d]	880,475
	JBS USA, LLC
1,450,000	5.750%, 6/15/2025[d]	1,334,000
	JM Smucker Company
1,360,000	4.375%, 3/15/2045[d]	1,306,752
	Kraft Foods Group, Inc.
1,070,000	5.000%, 6/4/2042	1,097,472
	Laboratory Corporation of America Holdings
360,000	2.625%, 2/1/2020	361,110
1,025,000	4.700%, 2/1/2045	936,575
	McKesson Corporation
515,000	3.796%, 3/15/2024	528,121
650,000	4.883%, 3/15/2044	661,250
	Medco Health Solutions, Inc.
550,000	7.125%, 3/15/2018	617,124
	Medtronic plc
1,170,000	4.375%, 3/15/2035	1,182,745
	Merck & Company, Inc.
385,000	0.686%, 2/10/2020[e]	381,936
260,000	3.700%, 2/10/2045	238,548
	Mondelez International, Inc.
418,000	0.820%, 2/1/2019[e]	407,583
	Ortho-Clinical Diagnostics, Inc.
830,000	6.625%, 5/15/2022[d]	713,800
	Pernod Ricard SA
508,000	5.750%, 4/7/2021[d]	571,445
	Reynolds American, Inc.
604,000	2.300%, 8/21/2017[d,g]	609,583
1,463,000	5.700%, 8/15/2035	1,589,798
	Roche Holdings, Inc.
1,075,000	4.000%, 11/28/2044[d]	1,080,535
	SABMiller Holdings, Inc.
536,000	3.750%, 1/15/2022[d]	549,626
536,000	4.950%, 1/15/2042[d]	545,571

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Consumer Non-Cyclical (1.3%) - continued
	Safeway, Inc.
$58,000	3.400%, 12/1/2016	$57,746
	Spectrum Brands Escrow Corporation
640,000	6.375%, 11/15/2020	675,200
	Spectrum Brands, Inc.
640,000	5.750%, 7/15/2025[d]	652,800
	Tenet Healthcare Corporation
1,450,000	8.125%, 4/1/2022	1,541,205
	TreeHouse Foods, Inc.
970,000	4.875%, 3/15/2022	931,200
	UnitedHealth Group, Inc.
1,370,000	4.625%, 7/15/2035	1,445,540
	WM Wrigley Jr. Company
705,000	2.000%, 10/20/2017[d]	710,691
	Zimmer Holdings, Inc.
762,000	4.450%, 8/15/2045	704,407

	Total	51,305,621

Energy (0.7%)
	Boardwalk Pipelines, Ltd.
888,000	5.875%, 11/15/2016	918,164
	BP Capital Markets plc
508,000	3.062%, 3/17/2022	509,176
1,100,000	3.535%, 11/4/2024	1,091,450
	Buckeye Partners, LP
846,000	2.650%, 11/15/2018	837,478
	CNOOC Nexen Finance
762,000	1.625%, 4/30/2017	760,581
	CNPC General Capital, Ltd.
496,000	2.750%, 4/19/2017[d]	502,599
	Columbia Pipeline Group, Inc.
350,000	2.450%, 6/1/2018[d]	350,677
	Concho Resources, Inc.
1,412,019	5.500%, 10/1/2022	1,344,948
	Crestwood Midstream Partners, LP
850,000	6.125%, 3/1/2022	735,845
	El Paso, LLC
630,000	7.800%, 8/1/2031	644,214
	Enbridge, Inc.
400,000	0.779%, 6/2/2017[e]	392,899
	Energy Transfer Partners, LP
979,000	4.650%, 6/1/2021	977,589
765,000	4.900%, 3/15/2035	617,943
	Enterprise Products Operating, LLC
1,200,000	5.250%, 1/31/2020	1,316,226
758,000	5.100%, 2/15/2045	691,887
	EQT Corporation
500,000	5.150%, 3/1/2018	526,903
754,000	8.125%, 6/1/2019	885,909
	Hess Corporation
1,005,000	8.125%, 2/15/2019	1,173,705
	Kinder Morgan, Inc.
625,000	5.000%, 2/15/2021[d]	638,652
714,000	5.300%, 12/1/2034	608,010
	Linn Energy, LLC
1,412,019	6.250%, 11/1/2019	360,065
	Magellan Midstream Partners, LP
255,000	4.200%, 3/15/2045	212,077
	Marathon Oil Corporation
1,350,000	2.700%, 6/1/2020	1,308,208
	Marathon Petroleum Corporation
500,000	4.750%, 9/15/2044	444,408
	MarkWest Energy Partners, LP
1,445,000	4.875%, 12/1/2024	1,322,175

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Energy (0.7%) - continued
	MEG Energy Corporation
$1,500,000	6.500%, 3/15/2021[d]	$1,230,000
	Petroleos Mexicanos
515,000	3.500%, 1/30/2023	463,500
460,000	2.378%, 4/15/2025	467,857
	Regency Energy Partners, LP
1,450,000	5.000%, 10/1/2022	1,415,707
	Sabine Pass Liquefaction, LLC
1,440,000	5.625%, 3/1/2025[d]	1,269,000
	Shell International Finance BV
360,000	0.762%, 5/11/2020[e]	355,299
	Southwestern Energy Company
650,000	7.500%, 2/1/2018	693,982
	Suncor Energy, Inc.
780,000	3.600%, 12/1/2024	773,319
	Valero Energy Corporation
762,000	4.900%, 3/15/2045	678,349

	Total	26,518,801

Financials (2.9%)
	Abbey National Treasury Services plc
564,000	3.050%, 8/23/2018	582,003
	ABN AMRO Bank NV
1,050,000	4.750%, 7/28/2025[d]	1,041,704
	AerCap Ireland Capital, Ltd.
970,000	5.000%, 10/1/2021	989,400
	Air Lease Corporation
625,000	2.125%, 1/15/2018	618,750
198,000	2.625%, 9/4/2018	197,738
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	940,800
	American Express Credit Corporation
590,000	0.890%, 3/18/2019[e]	587,486
	American International Group, Inc.
315,000	2.300%, 7/16/2019	316,819
1,040,000	3.875%, 1/15/2035	956,670
1,075,000	4.800%, 7/10/2045	1,097,427
	Aviation Capital Group Corporation
564,000	3.875%, 9/27/2016[d]	569,640
	Banco Bilbao Vizcaya Argentaria SA
800,000	9.000%, 5/29/2049[i]	845,000
	Banco Santander Chile
710,000	1.186%, 4/11/2017[d,e]	699,421
	Bank of America Corporation
800,000	1.389%, 3/22/2018[e]	804,580
500,000	1.154%, 4/1/2019[e]	500,341
1,015,000	3.300%, 1/11/2023	1,007,239
508,000	4.000%, 4/1/2024	522,888
760,000	4.000%, 1/22/2025	744,849
1,375,000	3.875%, 8/1/2025	1,394,100
552,000	5.875%, 2/7/2042	645,470
992,000	8.000%, 12/29/2049[i]	1,036,640
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
315,000	2.850%, 9/8/2021[d]	316,463
	Barclays Bank plc
770,000	10.179%, 6/12/2021[d]	1,008,764
	Barclays plc
780,000	2.750%, 11/8/2019	785,065
1,000,000	3.650%, 3/16/2025	954,746
	BB&T Corporation
325,000	1.004%, 1/15/2020[e]	322,582
	BBVA Banco Continental SA
930,000	2.250%, 7/29/2016[d]	933,441
	BioMed Realty, LP
762,000	2.625%, 5/1/2019	737,297

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Financials (2.9%) - continued
	BPCE SA
$762,000	5.700%, 10/22/2023[d]	$803,493
1,000,000	4.500%, 3/15/2025[d]	962,341
	Caisse Centrale Desjardins du Quebec
455,000	0.959%, 1/29/2018[d,e]	456,699
	Capital One Financial Corporation
1,149,000	6.150%, 9/1/2016	1,196,847
635,000	2.450%, 4/24/2019	632,985
	CIT Group, Inc.
970,000	5.000%, 8/15/2022	968,787
	Citigroup, Inc.
571,000	6.000%, 8/15/2017	615,523
415,000	1.054%, 4/8/2019[e]	411,730
970,000	8.500%, 5/22/2019	1,171,136
690,000	4.050%, 7/30/2022	703,397
1,990,000	4.400%, 6/10/2025	2,001,413
1,050,000	4.650%, 7/30/2045	1,047,318
	CoBank ACB
395,000	0.937%, 6/15/2022*,e	373,059
	Compass Bank
750,000	2.750%, 9/29/2019	747,204
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
650,000	3.950%, 11/9/2022	652,806
	Credit Agricole SA
485,000	1.089%, 4/15/2019[d,e]	483,292
1,000,000	2.750%, 6/10/2020[d]	1,014,414
	Credit Suisse AG
652,000	5.400%, 1/14/2020	722,754
	CyrusOne, LP
1,500,000	6.375%, 11/15/2022	1,526,250
	Digital Delta Holdings, LLC
1,125,000	3.400%, 10/1/2020[c,d]	1,129,256
	Discover Bank
635,000	8.700%, 11/18/2019	758,643
	Discover Financial Services
526,000	6.450%, 6/12/2017	566,640
	DnB Boligkreditt AS
1,024,000	1.450%, 3/21/2018[d]	1,024,242
	Duke Realty, LP
260,000	3.875%, 2/15/2021	269,851
780,000	4.375%, 6/15/2022	815,396
	ERP Operating, LP
267,000	3.375%, 6/1/2025	263,321
	European Investment Bank
755,000	1.875%, 3/15/2019	770,936
705,000	2.125%, 10/15/2021	718,375
	Fifth Third Bancorp
755,000	5.450%, 1/15/2017	789,971
548,000	2.875%, 7/27/2020	552,514
310,000	2.875%, 10/1/2021	313,188
	General Electric Capital Corporation
1,775,000	3.100%, 1/9/2023	1,814,881
1,040,000	6.750%, 3/15/2032	1,408,337
	Genworth Financial, Inc.
710,000	7.700%, 6/15/2020[g]	717,100
	Goldman Sachs Group, Inc.
1,170,000	1.497%, 4/30/2018[e]	1,180,012
430,000	1.421%, 11/15/2018[e]	432,580
950,000	5.375%, 3/15/2020	1,059,709
460,000	1.454%, 4/23/2020[e]	461,196
865,000	5.250%, 7/27/2021	964,683
1,300,000	3.500%, 1/23/2025	1,279,405
2,425,000	4.800%, 7/8/2044	2,458,237

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Financials (2.9%) - continued
$536,000	5.150%, 5/22/2045	$526,115
	Hartford Financial Services Group, Inc.
615,000	5.125%, 4/15/2022	682,012
	HBOS plc
744,000	6.750%, 5/21/2018[d]	820,026
	HCP, Inc.
520,000	3.400%, 2/1/2025	487,035
	Health Care REIT, Inc.
268,000	2.250%, 3/15/2018	269,336
520,000	3.750%, 3/15/2023	518,446
400,000	4.000%, 6/1/2025	399,881
	HSBC Bank plc
1,065,000	0.961%, 5/15/2018[d,e]	1,062,742
	HSBC Holdings plc
526,000	5.250%, 3/14/2044	533,697
2,130,000	6.375%, 12/29/2049[i]	2,031,487
	Huntington Bancshares, Inc.
282,000	2.600%, 8/2/2018	284,960
	Hutchison Whampoa International 14, Ltd.
804,000	3.625%, 10/31/2024[d]	792,315
	Icahn Enterprises, LP
1,100,000	6.000%, 8/1/2020	1,130,250
	ING Bank NV
762,000	4.125%, 11/21/2023	779,943
	ING Capital Funding Trust III
825,000	3.927%, 12/29/2049[e,i]	820,875
	International Lease Finance Corporation
1,093,000	2.287%, 6/15/2016[e]	1,087,535
	Intesa Sanpaolo SPA
381,000	3.875%, 1/16/2018	392,481
1,000,000	5.250%, 1/12/2024	1,067,656
	J.P. Morgan Chase & Company
475,000	1.800%, 1/25/2018	475,405
980,000	6.300%, 4/23/2019	1,114,278
365,000	2.250%, 1/23/2020	361,964
900,000	4.500%, 1/24/2022	971,072
310,000	3.200%, 1/25/2023	307,726
1,040,000	3.625%, 5/13/2024	1,054,444
480,000	3.875%, 9/10/2024	475,413
2,040,000	3.125%, 1/23/2025	1,968,820
980,000	7.900%, 4/29/2049[i]	1,017,975
	KeyCorp
1,080,000	2.900%, 9/15/2020	1,088,078
	Liberty Mutual Group, Inc.
252,000	4.950%, 5/1/2022[d]	272,460
300,000	6.500%, 5/1/2042[d]	356,534
	Liberty Property, LP
762,000	3.750%, 4/1/2025	744,019
	Lloyds Bank plc
515,000	0.856%, 3/16/2018[e]	513,518
	Lloyds Banking Group plc
744,000	5.920%, 9/29/2049[d,i]	744,000
	Merrill Lynch & Company, Inc.
1,750,000	6.050%, 5/16/2016	1,800,003
705,000	6.400%, 8/28/2017	765,056
	MetLife, Inc.
1,025,000	4.050%, 3/1/2045	958,097
	Mizuho Bank, Ltd.
762,000	1.850%, 3/21/2018[d]	762,173
	Morgan Stanley
1,455,000	6.625%, 4/1/2018	1,620,192
780,000	1.575%, 4/25/2018[e]	790,981

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Financials (2.9%) - continued
$460,000	1.435%, 1/27/2020[e]	$463,445
660,000	4.875%, 11/1/2022	703,182
889,000	4.100%, 5/22/2023	899,768
350,000	4.000%, 7/23/2025	357,698
1,350,000	4.350%, 9/8/2026	1,356,947
640,000	4.300%, 1/27/2045	608,242
635,000	5.550%, 12/29/2049[i]	625,475
	MPT Operating Partnership, LP
970,000	5.500%, 5/1/2024	994,250
	National City Corporation
776,000	6.875%, 5/15/2019	894,569
	Prologis, LP
950,000	7.375%, 10/30/2019	1,100,565
	Prudential Financial, Inc.
315,000	2.350%, 8/15/2019	316,729
	Quicken Loans, Inc.
970,000	5.750%, 5/1/2025[d]	910,587
	Realty Income Corporation
265,000	2.000%, 1/31/2018	267,116
	Regions Bank
261,000	7.500%, 5/15/2018	292,623
	Regions Financial Corporation
1,000,000	2.250%, 9/14/2018	1,004,003
	Reinsurance Group of America, Inc.
400,000	5.625%, 3/15/2017	422,589
792,000	5.000%, 6/1/2021	869,279
	Reliance Standard Life Global Funding II
395,000	2.500%, 4/24/2019[d]	399,117
	Royal Bank of Scotland Group plc
500,000	1.267%, 3/31/2017[e]	499,853
1,100,000	7.500%, 12/29/2049[i]	1,097,591
	Santander Holdings USA, Inc.
804,000	2.650%, 4/17/2020	789,395
	Santander UK Group Holdings plc
750,000	4.750%, 9/15/2025[d]	743,726
	Simon Property Group, LP
580,000	10.350%, 4/1/2019	729,302
330,000	2.500%, 9/1/2020	333,352
1,115,000	2.750%, 2/1/2023	1,081,939
	Skandinaviska Enskilda Banken AB
615,000	2.375%, 3/25/2019[d]	624,840
	SpareBank 1 Boligkreditt AS
1,024,000	1.250%, 5/2/2018[d]	1,020,237
	State Street Corporation
510,000	1.225%, 8/18/2020[e]	511,685
	Sumitomo Mitsui Banking Corporation
545,000	0.869%, 1/16/2018[e]	542,416
	Svenska Handelsbanken AB
715,000	0.824%, 6/17/2019[e]	713,304
	Swiss RE Capital I, LP
725,000	6.854%, 5/29/2049[d,i]	734,969
	Synchrony Financial
330,000	3.000%, 8/15/2019	332,615
305,000	1.530%, 2/3/2020[e]	301,186
895,000	3.750%, 8/15/2021	904,152
	UBS AG/Stamford, Connecticut
308,000	5.875%, 12/20/2017	335,360
	UnitedHealth Group, Inc.
220,000	3.350%, 7/15/2022	227,062
	USB Realty Corporation
310,000	1.436%, 12/29/2049[d,e,i]	281,325
	Voya Financial, Inc.
948,000	2.900%, 2/15/2018	967,982

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Financials (2.9%) - continued
	Wells Fargo & Company
$455,000	0.977%, 1/30/2020[e]	$454,015
1,015,000	3.450%, 2/13/2023	1,010,245
1,040,000	3.000%, 2/19/2025	1,000,708

	Total	116,969,687

Foreign Government (<0.1%)
	Eksportfinans ASA
465,000	5.500%, 5/25/2016	474,532
	Export-Import Bank of Korea
450,000	2.250%, 1/21/2020	449,001
	Kommunalbanken AS
735,000	1.500%, 10/22/2019[d]	737,043

	Total	1,660,576

Mortgage-Backed Securities (12.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
26,100,000	3.000%, 10/1/2030[c]	27,152,148
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
33,600,000	4.000%, 10/1/2045[c]	35,767,324
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
21,275,000	3.500%, 10/1/2030[c]	22,471,719
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,133,470	2.050%, 3/1/2043[e]	6,330,832
6,097,592	1.729%, 7/1/2043[e]	6,252,572
194,200,000	3.500%, 10/1/2045[c]	202,580,934
100,250,000	4.000%, 10/1/2045[c]	106,934,670
60,546,000	4.500%, 10/1/2045[c]	65,632,809

	Total	473,123,008

Technology (0.5%)
	Amphenol Corporation
318,000	2.550%, 1/30/2019	321,325
	Apple, Inc.
360,000	0.614%, 5/6/2020[e]	358,357
1,055,000	3.200%, 5/13/2025	1,061,479
1,000,000	3.450%, 2/9/2045	846,579
	Automatic Data Processing, Inc.
375,000	3.375%, 9/15/2025	380,843
	Baidu, Inc.
700,000	2.750%, 6/9/2019	692,665
	Cisco Systems, Inc.
480,000	0.824%, 3/1/2019[e]	478,558
	CommScope Technologies Finance, LLC
1,020,000	6.000%, 6/15/2025[d]	978,568
	Denali Borrower, LLC
1,450,000	5.625%, 10/15/2020[d]	1,507,275
	Equinix, Inc.
970,000	5.750%, 1/1/2025	962,725
	Fidelity National Information Services, Inc.
868,000	1.450%, 6/5/2017	860,804
	First Data Corporation
970,000	5.375%, 8/15/2023[d]	960,300
	Freescale Semiconductor, Inc.
1,450,000	6.000%, 1/15/2022[d]	1,515,250

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Technology (0.5%) - continued
	Hewlett Packard Enterprise Company
$565,000	4.400%, 10/15/2022[d]	$563,881
1,130,000	2.450%, 10/5/2017[d]	1,129,367
565,000	2.850%, 10/5/2018[d]	564,277
	Hewlett-Packard Company
858,000	5.400%, 3/1/2017	903,622
	Intel Corporation
185,000	3.100%, 7/29/2022	187,934
685,000	3.700%, 7/29/2025	702,783
	Iron Mountain, Inc.
1,410,000	6.000%, 8/15/2023	1,410,000
	Micron Semiconductor Asia Pte, Ltd.
262,500	1.258%, 1/15/2019	262,502
	Oracle Corporation
330,000	2.500%, 5/15/2022	325,201
1,340,000	2.950%, 5/15/2025	1,306,394
	Plantronics, Inc.
1,450,000	5.500%, 5/31/2023[d]	1,453,625
	Qualcomm, Inc.
800,000	3.000%, 5/20/2022	788,820
	Seagate HDD Cayman
1,072,000	4.875%, 6/1/2027[d]	997,131

	Total	21,520,265

Transportation (0.3%)
	Air Canada Pass Through Trust
310,000	3.875%, 3/15/2023[d]	299,925
	American Airlines Pass Through Trust
1,300,000	3.375%, 5/1/2027	1,274,650
	Avis Budget Car Rental, LLC
865,000	5.125%, 6/1/2022[d]	834,725
	Burlington Northern Santa Fe, LLC
1,040,000	5.050%, 3/1/2041	1,095,121
	Canadian Pacific Railway Company
400,000	7.125%, 10/15/2031	504,079
600,000	4.800%, 8/1/2045	601,083
	Continental Airlines, Inc.
658,141	4.150%, 4/11/2024	674,594
	CSX Corporation
494,000	3.700%, 11/1/2023	512,363
	Delta Air Lines, Inc.
885,000	6.750%, 5/23/2017	896,063
359,467	4.950%, 5/23/2019	379,237
108,122	4.750%, 5/7/2020	114,069
	ERAC USA Finance, LLC
284,000	2.800%, 11/1/2018[d]	290,466
700,000	4.500%, 2/15/2045[d]	647,366
	FedEx Corporation
1,320,000	3.900%, 2/1/2035	1,213,546
	J.B. Hunt Transport Services, Inc.
295,000	3.300%, 8/15/2022	297,399
	Southwest Airlines Company
845,000	2.750%, 11/6/2019	861,045
	Union Pacific Corporation
1,040,000	3.875%, 2/1/2055	934,695
	Virgin Australia Holdings, Ltd.
278,901	5.000%, 10/23/2023[d]	290,057
	XPO Logistics, Inc.
475,000	6.500%, 6/15/2022[d]	401,672

	Total	12,122,155

U.S. Government and Agencies (8.6%)
	Federal National Mortgage Association
870,000	0.875%, 5/21/2018	869,477

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value
U.S. Government and Agencies (8.6%) - continued
$1,355,000	1.625%, 1/21/2020	$1,368,970
1,330,000	2.625%, 9/6/2024	1,361,992
205,000	6.250%, 5/15/2029	284,363
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	248,130
	U.S. Treasury Bonds
1,075,000	4.375%, 5/15/2040	1,379,667
	U.S. Treasury Bonds, TIPS
2,037,000	0.125%, 4/15/2019	2,030,052
50,644	2.375%, 1/15/2025	58,280
33,125	2.125%, 2/15/2040	39,047
448,872	0.750%, 2/15/2042	392,845
	U.S. Treasury Notes
23,000,000	0.625%, 10/15/2016	23,052,417
23,220,000	0.875%, 11/15/2017	23,302,245
40,910,000	1.500%, 10/31/2019	41,361,196
22,800,000	1.625%, 6/30/2020	23,087,668
58,125,000	1.875%, 6/30/2020	59,497,912
10,060,000	1.625%, 8/15/2022	9,974,852
48,300,000	2.250%, 11/15/2024	49,203,113
56,100,000	3.625%, 2/15/2044	64,513,541
	U.S. Treasury Notes, TIPS
28,701,276	0.125%, 4/15/2018	28,668,011
284,696	0.125%, 1/15/2022	277,427
7,340,903	0.125%, 1/15/2023	7,077,284

	Total	338,048,489

Utilities (0.7%)
	AES Corporation
1,500,000	7.375%, 7/1/2021	1,556,250
	American Electric Power Company, Inc.
1,072,000	2.950%, 12/15/2022	1,040,951
	Arizona Public Service Company
395,000	2.200%, 1/15/2020	394,605
	Berkshire Hathaway Energy Company
390,000	2.400%, 2/1/2020	391,395
	Calpine Corporation
1,450,000	5.375%, 1/15/2023	1,352,125
	Commonwealth Edison Company
1,025,000	3.700%, 3/1/2045	937,839
	Consolidated Edison Company of New York, Inc.
645,000	4.450%, 3/15/2044	659,716
	DCP Midstream Operating, LP
535,000	3.875%, 3/15/2023	446,856
	DCP Midstream, LLC
872,000	4.750%, 9/30/2021[d]	786,170
	DTE Electric Company
760,000	3.700%, 3/15/2045	708,274
	DTE Energy Company
155,000	2.400%, 12/1/2019	155,962
	Duke Energy Carolinas, LLC
508,000	3.750%, 6/1/2045	480,768
	Duke Energy Corporation
900,000	2.100%, 6/15/2018	910,554
	Dynegy Finance I, Inc.
940,000	6.750%, 11/1/2019	942,350
	EDP Finance BV
780,000	4.125%, 1/15/2020[d]	790,620
	Enel Finance International NV
450,000	6.250%, 9/15/2017[d]	487,713
	Energy Transfer Equity, LP
1,450,000	5.500%, 6/1/2027	1,203,500

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Utilities (0.7%) - continued
	Eversource Energy
$330,000	1.600%, 1/15/2018	$328,619
	Exelon Generation Company, LLC
870,000	5.200%, 10/1/2019	950,827
295,000	2.950%, 1/15/2020	298,909
	ITC Holdings Corporation
284,000	4.050%, 7/1/2023	296,987
770,000	5.300%, 7/1/2043	818,132
	MidAmerican Energy Holdings Company
560,000	6.500%, 9/15/2037	703,462
	Monongahela Power Company
780,000	5.400%, 12/15/2043[d]	864,308
	NiSource Finance Corporation
775,000	5.650%, 2/1/2045	881,291
	Northern States Power Company
1,240,000	4.125%, 5/15/2044	1,253,383
	NRG Energy, Inc.
1,500,000	6.625%, 3/15/2023	1,380,000
	Oncor Electric Delivery Company, LLC
760,000	3.750%, 4/1/2045[d]	675,007
	Pacific Gas & Electric Company
1,015,000	5.625%, 11/30/2017	1,098,862
	PG&E Corporation
375,000	2.400%, 3/1/2019	377,553
	PPL Capital Funding, Inc.
372,000	3.500%, 12/1/2022	376,319
775,000	5.000%, 3/15/2044	810,484
	Sempra Energy
1,285,000	6.150%, 6/15/2018	1,425,353
370,000	2.400%, 3/15/2020	369,621
	Southern California Edison Company
220,000	2.400%, 2/1/2022	217,690
	Southwestern Electric Power Company
530,000	3.900%, 4/1/2045	470,093
	TransAlta Corporation
825,000	1.900%, 6/3/2017	820,654
	Williams Companies, Inc.
496,000	7.875%, 9/1/2021	503,987
	Xcel Energy, Inc.
340,000	1.200%, 6/1/2017	338,786

	Total	28,505,975

	Total Long-Term Fixed Income (cost $1,354,770,791)	1,359,359,478

Shares	Mutual Funds (29.1%)	Value
Affiliated Equity Mutual Funds (9.4%)
2,552,346	Thrivent Large Cap Stock Portfolio	27,854,768
8,148,101	Thrivent Large Cap Value Portfolio	119,790,128
3,484,569	Thrivent Mid Cap Stock Portfolio	54,603,195
16,564,901	Thrivent Partner Worldwide Allocation Portfolio	143,471,920
1,881,929	Thrivent Small Cap Stock Portfolio	28,923,185

	Total	374,643,196

Affiliated Fixed Income Mutual Funds (18.7%)
20,427,122	Thrivent High Yield Portfolio	94,499,951
24,639,152	Thrivent Income Portfolio	245,149,710

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Mutual Funds (29.1%)	Value
Affiliated Fixed Income Mutual Funds (18.7%) - continued
40,637,955	Thrivent Limited Maturity Bond Portfolio	$397,654,580

	Total	737,304,241

Equity Mutual Funds (0.5%)
1,580	iShares Russell 2000 Growth Index Fund[g]	211,673
3,750	iShares Russell 2000 Index Fund[g]	409,500
13,120	iShares Russell 2000 Value Index Fund	1,182,112
9,476	iShares S&P Mid-Cap 400 Value ETF	1,093,151
10,300	Market Vectors Oil Service ETF[g]	283,044
8,663	ProShares Ultra S&P 500	481,663
160,850	SPDR Euro Stoxx 50 ETF	5,444,773
44,643	SPDR S&P 500 ETF Trust	8,554,938
1,500	SPDR S&P Biotech ETF	93,375

	Total	17,754,229

Fixed Income Mutual Funds (0.5%)
72,000	iShares Barclays 1-3 Year Credit Bond Fund	7,569,360
108,500	iShares iBoxx $ Investment Grade Corporate Bond ETF	12,595,765

	Total	20,165,125

	Total Mutual Funds (cost $1,126,372,272)	1,149,866,791

Shares	Common Stock (21.3%)	Value
Consumer Discretionary (3.3%)
22,968	Aaron's, Inc.	829,374
25,006	Amazon.com, Inc.[j]	12,800,321
9,250	American Axle & Manufacturing Holdings, Inc.[j]	184,445
5,945	American Public Education, Inc.[j]	139,410
7,410	AutoZone, Inc.[j]	5,363,580
14,550	Barnes & Noble, Inc.	176,201
28,140	Bed Bath & Beyond, Inc.[j]	1,604,543
2,950	Big Lots, Inc.	141,364
1,300	Bob Evans Farms, Inc.	56,355
20,350	Brinker International, Inc.	1,071,835
11,732	Brunswick Corporation	561,845
6,000	Burlington Stores, Inc.[j]	306,240
5,863	Cedar Fair, LP	308,452
5,800	Cheesecake Factory, Inc.	312,968
11,900	Chegg, Inc.[g,j]	85,799
13,890	Children's Place, Inc.	801,036
3,750	Chuy's Holdings, Inc.[j]	106,500
202,133	Comcast Corporation	11,497,325
14,170	Core-Mark Holding Company, Inc.	927,427
9,449	CSS Industries, Inc.	248,887
11,583	Culp, Inc.	371,467
500	Del Frisco's Restaurant Group, Inc.[j]	6,945
38,859	Delphi Automotive plc	2,954,838
15,225	Discovery Communications, Inc., Class Ag,j	396,307
9,350	DISH Network Corporation[j]	545,479
12,100	Dollar Tree, Inc.[j]	806,586
8,990	Domino's Pizza, Inc.	970,111
6,860	Dorman Products, Inc.[g,j]	349,105
8,893	Drew Industries, Inc.	485,647
11,474	Ethan Allen Interiors, Inc.	303,028
28,610	Finish Line, Inc.	552,173
52,100	Ford Motor Company	706,997
6,447	Fossil, Inc.[j]	360,258

Shares	Common Stock (21.3%)	Value
Consumer Discretionary (3.3%) - continued
11,357	Fred's, Inc.	$134,580
24,115	Gap, Inc.	687,277
19,010	G-III Apparel Group, Ltd.[j]	1,172,157
80,344	Harley-Davidson, Inc.	4,410,886
11,805	Harman International Industries, Inc.	1,133,162
14,978	Haverty Furniture Companies, Inc.	351,683
4,850	Hilton Worldwide Holdings, Inc.	111,259
66,160	Home Depot, Inc.	7,640,818
13,900	Houghton Mifflin Harcourt Company[j]	282,309
6,253	Interval Leisure Group, Inc.	114,805
2,550	iRobot Corporation[j]	74,307
2,250	Jack in the Box, Inc.	173,340
30,520	Jarden Corporation[j]	1,491,818
6,100	Kate Spade & Company[j]	116,571
3,950	KB Home	53,522
28,770	Krispy Kreme Doughnuts, Inc.[j]	420,905
63,916	Las Vegas Sands Corporation	2,426,891
5,970	La-Z-Boy, Inc.	158,563
2,450	Lear Corporation	266,511
1,073	Liberty Broadband Corporation[j]	54,905
14,550	Liberty Interactive Corporation[j]	381,647
11,150	Limited Brands, Inc.	1,004,950
1,300	Lithia Motors, Inc.	140,543
35,850	LKQ Corporation[j]	1,016,706
112,780	Lowe's Companies, Inc.	7,772,798
3,000	Lululemon Athletica, Inc.[g,j]	151,950
42,980	Macy's, Inc.	2,205,734
10,560	Marriott International, Inc.	720,192
11,957	MDC Partners, Inc.	220,368
9,140	Meritage Homes Corporation[j]	333,793
2,000	Movado Group, Inc.	51,660
25,424	National CineMedia, Inc.	341,190
12,050	Nautilus, Inc.[j]	180,750
7,210	New Media Investment Group, Inc.	111,467
79,940	NIKE, Inc.	9,830,222
7,700	Nord Anglia Education, Inc.[j]	156,541
21,700	Nutrisystem, Inc.	575,484
5,640	Omnicom Group, Inc.	371,676
6,400	O'Reilly Automotive, Inc.[j]	1,600,000
13,020	Oxford Industries, Inc.	961,918
4,980	Papa John's International, Inc.	341,030
10,000	Papa Murphy's Holdings, Inc.[g,j]	146,800
6,958	Pier 1 Imports, Inc.[g]	48,010
18,080	PVH Corporation	1,843,075
9,665	Ralph Lauren Corporation	1,142,016
5,544	Red Robin Gourmet Burgers, Inc.[j]	419,903
2,250	Rent-A-Center, Inc.	54,563
1,400	Restoration Hardware Holdings, Inc.[j]	130,634
26,160	Ross Stores, Inc.	1,267,975
8,400	Ruby Tuesday, Inc.[j]	52,164
6,250	Ruth's Hospitality Group, Inc.	101,500
13,836	Scripps Networks Interactive, Inc.	680,593
8,000	Shutterfly, Inc.[j]	286,000
1,200	Skechers USA, Inc.[j]	160,896
19,732	Sportsman's Warehouse Holdings, Inc.[j]	243,098
179,710	Starbucks Corporation	10,214,716
36,830	Starwood Hotels & Resorts Worldwide, Inc.	2,448,458
13,914	Stein Mart, Inc.	134,688
32,600	Target Corporation	2,564,316
3,800	Tenneco, Inc.[j]	170,126
14,200	Tesla Motors, Inc.[g,j]	3,527,280
18,670	Time, Inc.	355,664
21,360	Toll Brothers, Inc.[j]	731,366
5,900	Tower International, Inc.[j]	140,184

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (21.3%)	Value
Consumer Discretionary (3.3%) - continued
7,730	Tractor Supply Company	$651,794
37,928	Tuesday Morning Corporation[j]	205,190
2,920	Ulta Salon Cosmetics & Fragrance, Inc.[j]	476,982
8,690	Under Armour, Inc.[j]	841,018
2,400	Vail Resorts, Inc.	251,232
5,620	VF Corporation	383,340
1,600	Vitamin Shoppe, Inc.[j]	52,224
2,650	Winnebago Industries, Inc.	50,748
12,700	Wyndham Worldwide Corporation	913,130
34,100	Yum! Brands, Inc.	2,726,295
6,060	Zoe's Kitchen, Inc.[g,j]	239,309

	Total	129,735,023

Consumer Staples (0.9%)
51,550	Altria Group, Inc.	2,804,320
2,900	Blue Buffalo Pet Products, Inc.[j]	51,939
750	Boston Beer Company, Inc.[j]	157,958
1,650	Calavo Growers, Inc.	73,656
25,700	Campbell Soup Company	1,302,476
5,200	Casey's General Stores, Inc.	535,184
88,100	Coca-Cola Company	3,534,572
2,650	Coca-Cola Enterprises, Inc.	128,127
81,270	CVS Health Corporation	7,840,930
5,363	Energizer Holdings, Inc.	437,621
7,250	Flowers Foods, Inc.	179,365
18,240	Hain Celestial Group, Inc.[j]	941,184
1,400	Ingles Markets, Inc.	66,962
4,150	Ingredion, Inc.	362,336
4,700	Keurig Green Mountain, Inc.	245,058
21,600	Kimberly-Clark Corporation	2,355,264
6,318	Mead Johnson Nutrition Company	444,787
12,538	Molson Coors Brewing Company	1,040,905
6,450	Mondelez International, Inc.	270,062
8,430	Monster Beverage Corporation[j]	1,139,230
8,450	PepsiCo, Inc.	796,835
39,158	Philip Morris International, Inc.	3,106,404
6,621	Pinnacle Foods, Inc.	277,287
3,161	PriceSmart, Inc.	244,472
18,931	SpartanNash Company	489,366
20,250	SUPERVALU, Inc.[j]	145,395
58,951	Tyson Foods, Inc.	2,540,788
10,980	United Natural Foods, Inc.[j]	532,640
16,020	Universal Corporation[g]	794,111
6,810	WhiteWave Foods Company[j]	273,422
7,723	Whole Foods Market, Inc.	244,433

	Total	33,357,089

Energy (2.8%)
13,233	Antero Resources Corporation[g,j]	280,010
28,759	Atwood Oceanics, Inc.[g]	425,921
87,630	Baker Hughes, Inc.	4,560,265
13,849	Basic Energy Services, Inc.[j]	45,702
44,050	Bonanza Creek Energy, Inc.[j]	179,284
1,966	Bristow Group, Inc.	51,431
8,650	C&J Energy Services, Inc.[g,j]	30,448
5,000	Callon Petroleum Company[j]	36,450
123,320	Cameron International Corporation[j]	7,561,982
121,860	Canadian Natural Resources, Ltd.	2,370,177
51,440	Chevron Corporation	4,057,587
770	Cimarex Energy Company	78,910
3,931	Clayton Williams Energy, Inc.[j]	152,562
394,912	Cobalt International Energy, Inc.[j]	2,795,977
43,790	Columbia Pipeline Group, Inc.	800,919
38,790	Concho Resources, Inc.[j]	3,813,057
179,920	Denbury Resources, Inc.[g]	439,005

Shares	Common Stock (21.3%)	Value
Energy (2.8%) - continued
10,252	Devon Energy Corporation	$380,247
1,400	Diamondback Energy, Inc.[j]	90,440
625	Dril-Quip, Inc.[j]	36,388
550	Energen Corporation	27,423
1,100	Ensco plc	15,488
158,932	EOG Resources, Inc.	11,570,250
16,110	EP Energy Corporation[g,j]	82,967
163,415	EQT Corporation	10,584,390
23,070	Exterran Holdings, Inc.	415,260
67,150	Exxon Mobil Corporation	4,992,602
10,000	Frank's International NV	153,300
5,400	Green Plains, Inc.	105,084
625	Gulfport Energy Corporation[j]	18,550
66,050	Halliburton Company	2,334,867
2,750	Helix Energy Solutions Group, Inc.[j]	13,172
10,020	Helmerich & Payne, Inc.[g]	473,545
7,225	HollyFrontier Corporation	352,869
27,080	Laredo Petroleum Holdings, Inc.[g,j]	255,364
450,363	Marathon Oil Corporation	6,935,590
136,490	Marathon Petroleum Corporation	6,323,582
950	National Oilwell Varco, Inc.	35,767
1,600	Newfield Exploration Company[j]	52,640
28,660	Noble Energy, Inc.	864,959
147,190	Oasis Petroleum, Inc.[g,j]	1,277,609
1,190	Oceaneering International, Inc.	46,743
1,030	Oil States International, Inc.[j]	26,914
35,230	Patterson-UTI Energy, Inc.	462,922
276,400	Petroleo Brasileiro SA ADR[g,j]	1,202,340
17,740	Rex Energy Corporation[g,j]	36,722
16,300	Rice Energy, Inc.[j]	263,408
189,520	Rowan Companies plc	3,060,748
39,590	Schlumberger, Ltd.	2,730,522
6,780	SM Energy Company	217,231
225,110	Southwestern Energy Company[j]	2,856,646
196,800	Suncor Energy, Inc. ADR	5,258,496
11,480	Superior Energy Services, Inc.	144,992
59,811	Teekay Tankers, Ltd.	412,696
15,980	Tesco Corporation	114,097
470	Tesoro Corporation	45,703
7,150	TETRA Technologies, Inc.[j]	42,256
215,001	Total SA ADR[g]	9,612,695
36,475	Trinidad Drilling, Ltd.[g]	60,404
8,650	U.S. Silica Holdings, Inc.[g]	121,879
3,700	Unit Corporation[j]	41,662
1,022,835	Weatherford International, Ltd.[j]	8,673,641
8,150	Western Refining, Inc.	359,578
1,050	Whiting Petroleum Corporation[j]	16,034
1,400	World Fuel Services Corporation	50,120
13,850	WPX Energy, Inc.[j]	91,687

	Total	111,022,176

Financials (3.4%)
1,945	Acadia Realty Trust	58,486
22,450	ACE, Ltd.	2,321,330
10,273	Affiliated Managers Group, Inc.[j]	1,756,580
7,540	Allied World Assurance Company Holdings AG	287,802
6,620	American Assets Trust, Inc.	270,493
20,930	American Campus Communities, Inc.	758,503
13,850	American Equity Investment Life Holding Company	322,844
13,810	American Financial Group, Inc.	951,647
46,350	American International Group, Inc.	2,633,607
31,800	Anworth Mortgage Asset Corporation	157,092
5,243	Argo Group International Holdings, Ltd.	296,701

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (21.3%)	Value
Financials (3.4%) - continued
26,579	Arthur J. Gallagher & Company	$1,097,181
11,190	Aspen Insurance Holdings, Ltd.	519,999
32,880	Assured Guaranty, Ltd.	822,000
404,200	Bank of America Corporation	6,297,436
20,800	Bank of New York Mellon Corporation	814,320
6,200	Bank of the Ozarks, Inc.	271,312
53,200	BB&T Corporation	1,893,920
49,566	BBCN Bancorp, Inc.	744,481
17,850	Berkshire Hathaway, Inc.[j]	2,327,640
100,300	Blackstone Group, LP	3,176,501
9,750	Boston Private Financial Holdings, Inc.	114,075
33,889	Brixmor Property Group, Inc.	795,714
3,700	Camden Property Trust	273,430
68,950	Capital One Financial Corporation	5,000,254
17,020	Cathay General Bancorp	509,919
14,430	CBRE Group, Inc.[j]	461,760
48,347	Cedar Realty Trust, Inc.	300,235
82,100	Charles Schwab Corporation	2,344,776
233,428	Citigroup, Inc.	11,580,363
30,210	CNO Financial Group, Inc.	568,250
76,322	CoBiz Financial, Inc.	992,949
13,479	Columbia Banking System, Inc.	420,680
83,250	Comerica, Inc.	3,421,575
5,300	Commerce Bancshares, Inc.	241,468
9,150	Corporate Office Properties Trust	192,425
4,800	Corrections Corporation of America	141,792
7,960	Digital Realty Trust, Inc.	519,947
10,450	Discover Financial Services	543,296
2,094	Douglas Emmett, Inc.	60,140
17,150	Duke Realty Corporation	326,707
12,878	East West Bancorp, Inc.	494,773
4,630	Education Realty Trust, Inc.	152,559
14,879	Employers Holdings, Inc.	331,653
12,620	Encore Capital Group, Inc.[g,j]	466,940
7,600	Essent Group, Ltd.[j]	188,860
10,850	EverBank Financial Corporation	209,405
6,000	Evercore Partners, Inc.	301,440
4,523	Everest Re Group, Ltd.	784,017
2,700	Extra Space Storage, Inc.	208,332
59,380	F.N.B. Corporation	768,971
1,800	FCB Financial Holdings, Inc.[j]	58,716
7,500	FelCor Lodging Trust, Inc.	53,025
148,883	Fifth Third Bancorp	2,815,378
31,750	First Commonwealth Financial Corporation	288,607
1,850	First Financial Bankshares, Inc.	58,793
4,200	First Industrial Realty Trust, Inc.	87,990
4,240	First Interstate BancSystem, Inc.	118,042
19,900	First Midwest Bancorp, Inc.	349,046
2,300	First NBC Bank Holding Company[j]	80,592
22,652	First Potomac Realty Trust	249,172
30,290	First Republic Bank	1,901,303
36,950	Franklin Resources, Inc.	1,376,757
27,200	Franklin Street Properties Corporation	292,400
31,146	Genworth Financial, Inc.[j]	143,895
18,005	Glacier Bancorp, Inc.	475,152
24,240	Green Bancorp, Inc.[j]	277,790
3,050	Green Dot Corporation[j]	53,680
8,800	Greenhill & Company, Inc.	250,536
32,190	Hanmi Financial Corporation	811,188
59,150	Hartford Financial Services Group, Inc.	2,707,887
30,196	Hatteras Financial Corporation	457,469
5,300	Hersha Hospitality Trust	120,098

Shares	Common Stock (21.3%)	Value
Financials (3.4%) - continued
3,400	HFF, Inc.	$114,784
5,450	Highwoods Properties, Inc.	211,188
22,968	Home BancShares, Inc.	930,204
11,569	Home Properties, Inc.	864,783
3,100	Hometrust Bancshares, Inc.[j]	57,505
21,000	Hospitality Properties Trust	537,180
36,548	Host Hotels & Resorts, Inc.	577,824
7,626	Houlihan Lokey, Inc.[j]	166,247
221,231	Huntington Bancshares, Inc.	2,345,049
2,100	InfraREIT, Inc.	49,728
3,150	Interactive Brokers Group, Inc.	124,331
32,690	Intercontinental Exchange, Inc.	7,681,823
121,285	Invesco, Ltd.	3,787,731
63,400	Investors Bancorp, Inc.	782,356
64,174	J.P. Morgan Chase & Company	3,912,689
22,470	Janus Capital Group, Inc.	305,592
4,400	Kennedy-Wilson Holdings, Inc.	97,548
42,440	KeyCorp	552,144
4,070	Kilroy Realty Corporation	265,201
7,490	Lamar Advertising Company	390,828
9,411	LaSalle Hotel Properties	267,178
4,160	Lazard, Ltd.	180,128
6,400	Legg Mason, Inc.	266,304
22,578	Lincoln National Corporation	1,071,552
3,400	M&T Bank Corporation	414,630
119,370	MetLife, Inc.	5,628,295
155,910	Morgan Stanley	4,911,165
8,200	MSCI, Inc.	487,572
11,100	NASDAQ OMX Group, Inc.	591,963
11,140	National Interstate Corporation	297,215
51,554	Navient Corporation	579,467
7,550	Northern Trust Corporation	514,608
21,900	Oritani Financial Corporation	342,078
13,710	PacWest Bancorp	586,925
10,330	Parkway Properties, Inc.	160,735
12,477	Pebblebrook Hotel Trust	442,310
2,900	Pennsylvania Real Estate Investment Trust	57,507
5,760	Post Properties, Inc.	335,750
5,646	Potlatch Corporation	162,548
9,360	Primerica, Inc.	421,855
14,269	ProAssurance Corporation	700,180
9,650	Progressive Corporation	295,676
11,500	Provident Financial Services, Inc.	224,250
1,243	PS Business Parks, Inc.	98,669
19,250	Ramco-Gershenson Properties Trust	288,943
28,703	Raymond James Financial, Inc.	1,424,530
5,490	Realogy Holdings Corporation[j]	206,589
5,949	Redwood Trust, Inc.	82,334
6,010	Renasant Corporation	197,429
3,650	Retail Opportunity Investments Corporation	60,371
10,400	Retail Properties of America, Inc.	146,536
21,991	RLJ Lodging Trust	555,713
3,950	Rouse Properties, Inc.	61,541
14,749	Safeguard Scientifics, Inc.[j]	229,199
1,886	Safety Insurance Group, Inc.	102,127
19,295	Sandy Spring Bancorp, Inc.	505,143
2,100	Selective Insurance Group, Inc.	65,226
3,140	Signature Bank[j]	431,938
3,500	Silver Bay Realty Trust Corporation REIT	56,035
131,959	SLM Corporation[j]	976,497
8,208	State Auto Financial Corporation	187,224
3,500	Store Capital Corporation	72,310
32,058	Strategic Hotels & Resorts, Inc.[j]	442,080

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (21.3%)	Value
Financials (3.4%) - continued
35,799	Summit Hotel Properties, Inc.	$417,774
10,385	SVB Financial Group[j]	1,199,883
27,290	Synovus Financial Corporation	807,784
26,730	Talmer Bancorp, Inc.	445,055
18,010	TD Ameritrade Holding Corporation	573,438
15,152	Terreno Realty Corporation	297,585
4,150	TriCo Bancshares	101,966
4,350	U.S. Bancorp	178,393
2,700	Union Bankshares Corporation	64,800
10,702	Validus Holdings, Ltd.	482,339
5,426	Voya Financial, Inc.	210,366
14,067	W.R. Berkley Corporation	764,823
4,656	Washington Real Estate Investment Trust	116,074
13,780	Webster Financial Corporation	490,981
24,550	Wells Fargo & Company	1,260,642
11,490	Western Alliance Bancorp[j]	352,858
9,100	Western Asset Mortgage Capital Corporation[g]	114,751
5,100	Whitestone REIT	58,803
3,998	Wintrust Financial Corporation	213,613
4,396	WSFS Financial Corporation	126,649
9,054	XL Group plc	328,841
145,094	Zions Bancorporation	3,995,889

	Total	135,012,463

Health Care (2.8%)
2,400	Abaxis, Inc.	105,576
116,350	Abbott Laboratories	4,679,597
1,700	ABIOMED, Inc.[j]	157,692
5,900	Acadia Healthcare Company, Inc.[j]	390,993
3,950	Acceleron Pharma, Inc.[j]	98,355
23,600	Acorda Therapeutics, Inc.[j]	625,636
33,350	Actavis, Inc.[j]	9,064,864
26,550	Aetna, Inc.	2,904,835
39,550	Affymetrix, Inc.[g,j]	337,757
21,420	Akorn, Inc.[j]	610,577
31,460	Alexion Pharmaceuticals, Inc.[j]	4,920,029
9,230	Align Technology, Inc.[j]	523,895
9,886	Allscripts Healthcare Solutions, Inc.[j]	122,586
8,310	AmerisourceBergen Corporation	789,367
30,550	Amgen, Inc.	4,225,676
33,544	AMN Healthcare Services, Inc.[j]	1,006,655
4,350	AmSurg Corporation[j]	338,039
800	Anacor Pharmaceuticals, Inc.[j]	94,168
5,067	Analogic Corporation	415,697
22,128	Asterias Biotherapeutics, Inc.[g,j]	85,635
1,132	Atrion Corporation	424,455
66,230	Baxalta, Inc.	2,086,907
5,770	BioMarin Pharmaceutical, Inc.[j]	607,696
3,122	C.R. Bard, Inc.	581,660
28,700	Cambrex Corporation[j]	1,138,816
2,450	Cardinal Health, Inc.	188,209
8,500	Cardiovascular Systems, Inc.[j]	134,640
14,700	Centene Corporation[j]	797,181
143,230	Cerner Corporation[j]	8,588,071
400	Chemed Corporation	53,388
4,810	Cooper Companies, Inc.	716,017
2,300	Cyberonics, Inc.[j]	139,794
22,960	Depomed, Inc.[j]	432,796
12,550	Edwards Lifesciences Corporation[j]	1,784,233
9,958	Endo International plc[j]	689,890
2,799	Ensign Group, Inc.	119,321
24,560	Envision Healthcare Holdings, Inc.[j]	903,562
850	Esperion Therapeutics, Inc.[j]	20,052
2,800	EXACT Sciences Corporation[g,j]	50,372

Shares	Common Stock (21.3%)	Value
Health Care (2.8%) - continued
31,570	ExamWorks Group, Inc.[j]	$923,107
33,650	Express Scripts Holding Company[j]	2,724,304
66,610	Gilead Sciences, Inc.	6,540,436
8,640	Greatbatch, Inc.[j]	487,469
25,300	HCA Holdings, Inc.[j]	1,957,208
6,800	Hill-Rom Holdings, Inc.	353,532
15,750	Hologic, Inc.[j]	616,297
210	Illumina, Inc.[j]	36,922
6,900	Impax Laboratories, Inc.[j]	242,949
4,700	Inogen, Inc.[j]	228,185
3,000	Intersect ENT, Inc.[j]	70,200
13,300	Ironwood Pharmaceuticals, Inc.[j]	138,586
2,261	Laboratory Corporation of America Holdings[j]	245,251
5,600	Magellan Health Services, Inc.[j]	310,408
5,250	MedAssets, Inc.[j]	105,315
11,300	Medivation, Inc.[j]	480,250
65,879	Medtronic, Inc.	4,409,940
157,820	Merck & Company, Inc.	7,794,730
1,870	Mettler-Toledo International, Inc.[j]	532,464
2,030	Molina Healthcare, Inc.[j]	139,766
20,149	Mylan NVg,j	811,199
7,057	National Healthcare Corporation	429,701
7,180	Neurocrine Biosciences, Inc.[j]	285,692
15,703	NuVasive, Inc.[j]	757,199
7,250	NxStage Medical, Inc.[j]	114,333
6,590	Perrigo Company plc	1,036,409
189,300	Pfizer, Inc.	5,945,913
9,460	PharMerica Corporation[j]	269,326
3,200	Providence Service Corporation[j]	139,456
650	Puma Biotechnology, Inc.[j]	48,984
7,450	Quest Diagnostics, Inc.	457,951
13,090	Quintiles Transnational Holdings, Inc.[j]	910,671
65,800	Roche Holding AG ADR	2,168,110
2,300	Sagent Pharmaceuticals, Inc.[j]	35,259
17,700	Spectrum Pharmaceuticals, Inc.[g,j]	105,846
5,230	St. Jude Medical, Inc.	329,961
23,990	Team Health Holdings, Inc.[j]	1,296,180
18,090	Teleflex, Inc.	2,246,959
14,690	Triple-S Management Corporation[j]	261,629
46,258	UnitedHealth Group, Inc.	5,366,391
11,780	Universal Health Services, Inc.	1,470,262
4,750	Vanda Pharmaceuticals, Inc.[j]	53,580
11,000	Veeva Systems, Inc.[g,j]	257,510
47,780	Vertex Pharmaceuticals, Inc.[j]	4,975,809
3,350	Waters Corporation[j]	396,003
3,950	Wellcare Health Plans, Inc.[j]	340,411
6,815	Zimmer Biomet Holdings, Inc.	640,133

	Total	110,442,885

Industrials (2.3%)
16,301	A.O. Smith Corporation	1,062,662
4,450	AAR Corporation	84,416
1,930	ABM Industries, Inc.	52,708
17,850	ADT Corporation[g]	533,715
15,434	Aegion Corporation[j]	254,352
40,030	AMETEK, Inc.	2,094,370
17,903	Applied Industrial Technologies, Inc.	682,999
5,500	Argan, Inc.	190,740
7,623	Astec Industries, Inc.	255,447
6,450	AZZ, Inc.	314,051
8,500	B/E Aerospace, Inc.	373,150
16,996	Beacon Roofing Supply, Inc.[j]	552,200
43,800	Boeing Company	5,735,610
6,800	Brink's Company	183,668

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (21.3%)	Value
Industrials (2.3%) - continued
19,500	Caterpillar, Inc.	$1,274,520
6,412	CIRCOR International, Inc.	257,249
13,850	CLARCOR, Inc.	660,368
16,675	Comfort Systems USA, Inc.	454,560
180,050	CSX Corporation	4,843,345
3,653	Cubic Corporation	153,207
1,600	Cummins, Inc.	173,728
7,290	Curtiss-Wright Corporation	455,042
146,970	Delta Air Lines, Inc.	6,594,544
19,190	Donaldson Company, Inc.	538,855
3,981	Dover Corporation	227,634
7,750	Eaton Corporation	397,575
16,900	EMCOR Group, Inc.	747,825
3,450	Ennis, Inc.	59,892
4,475	Equifax, Inc.	434,880
12,298	ESCO Technologies, Inc.	441,498
30,100	Expeditors International of Washington, Inc.	1,416,205
15,800	Federal Signal Corporation	216,618
11,130	Flowserve Corporation	457,888
50,100	Fluor Corporation	2,121,735
40,546	Fortune Brands Home and Security, Inc.	1,924,719
8,685	Franklin Electric Company, Inc.	236,493
15,310	FTI Consulting, Inc.[j]	635,518
8,616	G & K Services, Inc.	573,998
18,988	Gibraltar Industries, Inc.[j]	348,430
17,695	Granite Construction, Inc.	525,011
3,900	H&E Equipment Services, Inc.	65,208
2,700	Hawaiian Holdings, Inc.[j]	66,636
9,900	Healthcare Services Group, Inc.	333,630
3,300	Heico Corporation	161,304
17,931	Hertz Global Holdings, Inc.[j]	299,986
4,258	Hillenbrand, Inc.	110,751
11,657	HNI Corporation	500,085
39,611	Honeywell International, Inc.	3,750,766
10,870	Hub Group, Inc.[j]	395,777
4,900	Huntington Ingalls Industries, Inc.	525,035
15,290	Huron Consulting Group, Inc.[j]	956,084
3,300	Illinois Tool Works, Inc.	271,623
116,040	Ingersoll-Rand plc	5,891,351
10,450	Insperity, Inc.	459,068
4,450	Jacobs Engineering Group, Inc.[j]	166,563
9,080	JB Hunt Transport Services, Inc.	648,312
2,232	John Bean Technologies Corporation	85,374
7,940	Kaman Corporation	284,649
17,578	Kforce, Inc.	461,950
7,456	Kirby Corporation[j]	461,899
27,636	Korn/Ferry International	913,923
12,333	Landstar System, Inc.	782,776
5,950	Lockheed Martin Corporation	1,233,494
10,000	Manpower, Inc.	818,900
15,300	Masco Corporation	385,254
3,939	Matson, Inc.	151,612
4,791	Matthews International Corporation	234,615
16,433	McGrath Rentcorp	438,597
37,350	Meritor, Inc.[j]	397,030
2,900	Middleby Corporation[j]	305,051
7,581	Mine Safety Appliances Company	303,013
8,900	Mistras Group, Inc.[j]	114,365
22,978	Navigant Consulting, Inc.[j]	365,580
7,250	Nielsen Holdings plc	322,408
3,712	Nordson Corporation	233,633
5,750	Northrop Grumman Corporation	954,212
7,760	Old Dominion Freight Line, Inc.[j]	473,360
23,350	On Assignment, Inc.[j]	861,615

Shares	Common Stock (21.3%)	Value
Industrials (2.3%) - continued
13,667	Oshkosh Corporation	$496,522
40,840	Pentair, Ltd.	2,084,474
7,000	PGT, Inc.[j]	85,960
14,650	PowerSecure International, Inc.[j]	168,768
23,820	Progressive Waste Solutions, Ltd.	629,324
6,150	Proto Labs, Inc.[j]	412,050
2,800	Quanex Building Products Corporation	50,876
16,880	Raven Industries, Inc.	286,116
2,392	RBC Bearings, Inc.[j]	142,874
11,950	Republic Services, Inc.	492,340
18,020	Ritchie Brothers Auctioneers, Inc.[g]	466,358
8,230	Robert Half International, Inc.	421,047
4,320	Roper Industries, Inc.	676,944
5,790	Ryder System, Inc.	428,692
4,800	Saia, Inc.[j]	148,560
46,290	Southwest Airlines Company	1,760,872
3,550	Spirit Aerosystems Holdings, Inc.[j]	171,607
3,200	Spirit Airlines, Inc.[j]	151,360
20,370	Stericycle, Inc.[j]	2,837,745
5,509	Sun Hydraulics Corporation	151,332
7,000	Swift Transportation Company[j]	105,140
7,940	Tennant Company	446,069
7,090	Tetra Tech, Inc.	172,358
16,949	Textron, Inc.	637,960
3,800	Toro Company	268,052
6,454	Triumph Group, Inc.	271,584
7,950	TrueBlue, Inc.[j]	178,636
10,775	Tyco International plc	360,531
54,170	Union Pacific Corporation	4,789,170
16,242	United Continental Holdings, Inc.[j]	861,638
23,950	United Parcel Service, Inc.	2,363,625
7,240	United Rentals, Inc.[j]	434,762
7,709	Universal Forest Products, Inc.	444,655
10,303	Universal Truckload Services, Inc.	160,418
2,659	UTI Worldwide, Inc.[j]	12,205
4,600	Verisk Analytics, Inc.[j]	339,986
1,800	Virgin America, Inc.[j]	61,614
3,400	WABCO Holdings, Inc.[j]	356,422
5,200	WageWorks, Inc.[j]	234,416
26,287	Waste Connections, Inc.	1,277,022
1,300	Watsco, Inc.	154,024
26,220	Wesco Aircraft Holdings, Inc.[j]	319,884
9,350	West Corporation	209,440
4,407	Woodward, Inc.	179,365

	Total	90,429,711

Information Technology (4.4%)
700	A10 Networks, Inc.[j]	4,193
8,550	Accenture plc	840,123
40,360	ACI Worldwide, Inc.[j]	852,403
10,918	Advanced Energy Industries, Inc.[j]	287,143
16,540	Agilent Technologies, Inc.	567,818
12,370	Akamai Technologies, Inc.[j]	854,272
79,720	Alibaba Group Holding, Ltd. ADR[g,j]	4,701,088
3,350	Alliance Data Systems Corporation[j]	867,583
3,000	Ambarella, Inc.[g,j]	173,370
25,930	Amphenol Corporation	1,321,393
6,260	Analog Devices, Inc.	353,127
9,220	ANSYS, Inc.[j]	812,651
132,014	Apple, Inc.	14,561,144
35,255	Applied Materials, Inc.	517,896
8,800	Applied Micro Circuits Corporation[j]	46,728
1,100	Applied Optoelectronics, Inc.[j]	20,658
3,850	Arista Networks, Inc.[g,j]	235,582
11,950	Aspen Technology, Inc.[j]	453,024

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (21.3%)	Value
Information Technology (4.4%) - continued
28,473	Atmel Corporation	$229,777
7,000	AVG Technologies NVj	152,250
10,210	AVX Corporation	133,649
8,223	Belden, Inc.	383,932
13,110	Broadridge Financial Solutions, Inc.	725,639
170,640	Brocade Communications Systems, Inc.	1,771,243
27,067	Brooks Automation, Inc.	316,955
11,662	Cabot Microelectronics Corporation[j]	451,786
14,550	Cadence Design Systems, Inc.[j]	300,894
5,000	Cardtronics, Inc.[j]	163,500
3,700	Cavium, Inc.[j]	227,069
21,250	Ciena Corporation[j]	440,300
478,060	Cisco Systems, Inc.	12,549,075
6,433	Citrix Systems, Inc.[j]	445,678
6,000	Cognex Corporation	206,220
13,600	Cognizant Technology Solutions Corporation[j]	851,496
6,000	Comtech Telecommunications Corporation	123,660
3,800	Constant Contact, Inc.[j]	92,112
2,200	Cornerstone OnDemand, Inc.[j]	72,600
16,140	Criteo SA ADR[j]	605,896
8,200	Cvent, Inc.[j]	276,012
4,058	Dealertrack Technologies, Inc.[j]	256,303
10,430	Demandware, Inc.[j]	539,022
3,500	DST Systems, Inc.	367,990
38,800	eBay, Inc.[j]	948,272
18,383	Electro Rent Corporation	190,816
352,010	EMC Corporation	8,504,562
7,670	Envestnet, Inc.[j]	229,870
6,750	F5 Networks, Inc.[j]	781,650
15,583	Fabrinet[j]	285,636
164,750	Facebook, Inc.[j]	14,811,025
9,982	FARO Technologies, Inc.[j]	349,370
6,830	FEI Company	498,863
4,350	FleetCor Technologies, Inc.[j]	598,647
32,790	Fortinet, Inc.[j]	1,392,919
10,620	Gartner, Inc.[j]	891,337
28,500	Glu Mobile, Inc.[g,j]	124,545
11,869	Google, Inc., Class Aj	7,576,814
18,361	Google, Inc., Class Cj	11,171,200
16,830	Guidewire Software, Inc.[j]	884,921
9,600	Harmonic, Inc.[j]	55,680
30,160	HomeAway, Inc.[j]	800,446
10,750	IAC/InterActiveCorporation	701,652
9,350	Imperva, Inc.[j]	612,238
11,000	Infoblox, Inc.[j]	175,780
46,943	Intel Corporation	1,414,862
7,464	Intersil Corporation	87,329
26,045	Ixia[j]	377,392
15,957	Juniper Networks, Inc.	410,254
8,240	Keysight Technologies, Inc.[j]	254,122
500	LinkedIn Corporation[j]	95,065
3,821	Littelfuse, Inc.	348,284
3,300	LogMeIn, Inc.[j]	224,928
5,693	Lumentum Holdings, Inc.[j]	96,496
2,500	Manhattan Associates, Inc.[j]	155,750
14,480	Marvell Technology Group, Ltd.	131,044
31,230	MasterCard, Inc.	2,814,448
22,275	Maxim Integrated Products, Inc.	743,985
6,213	Methode Electronics, Inc.	198,195
2,620	Microchip Technology, Inc.	112,896
12,090	Microsemi Corporation[j]	396,794
359,530	Microsoft Corporation	15,912,798
16,050	Monolithic Power Systems, Inc.	821,760

Shares	Common Stock (21.3%)	Value
Information Technology (4.4%) - continued
7,400	Nanometrics, Inc.[j]	$89,836
16,940	National Instruments Corporation	470,763
43,910	NetApp, Inc.	1,299,736
13,674	Newport Corporation[j]	188,017
7,400	Nice Systems, Ltd. ADR	416,842
108,606	NVIDIA Corporation	2,677,138
6,240	NXP Semiconductors NVj	543,317
19,450	OmniVision Technologies, Inc.[j]	510,757
131,700	Oracle Corporation	4,757,004
3,280	Palo Alto Networks, Inc.[j]	564,160
3,960	Paychex, Inc.	188,615
52,000	PayPal Holdings, Inc.[j]	1,614,080
6,817	Plantronics, Inc.	346,644
23,115	Progress Software Corporation[j]	597,060
7,100	Proofpoint, Inc.[j]	428,272
23,870	QLIK Technologies, Inc.[j]	870,062
1,830	Rackspace Hosting, Inc.[j]	45,164
13,470	Red Hat, Inc.[j]	968,224
24,750	Ruckus Wireless, Inc.[j]	294,030
108,650	Salesforce.com, Inc.[j]	7,543,570
602	Samsung Electronics Company, Ltd. GDR	284,703
12,060	ServiceNow, Inc.[j]	837,567
7,750	Skyworks Solutions, Inc.	652,627
37,920	Solarwinds, Inc.[j]	1,487,981
1,100	Splunk, Inc.[j]	60,885
10,950	Symantec Corporation	213,196
1,021	SYNNEX Corporation	86,846
8,280	Synopsys, Inc.[j]	382,370
6,050	Take-Two Interactive Software, Inc.[j]	173,816
21,203	Teradyne, Inc.	381,866
12,500	Tessera Technologies, Inc.	405,125
89,780	Texas Instruments, Inc.	4,445,906
7,308	Textura Corporation[g,j]	188,839
1,300	Tyler Technologies, Inc.[j]	194,103
5,050	Ultimate Software Group, Inc.[j]	904,001
8,300	Ultra Clean Holdings, Inc.[j]	47,642
13,900	Vantiv, Inc.[j]	624,388
11,660	Veeco Instruments, Inc.[j]	239,147
28,576	Viavi Solutions, Inc.[j]	153,453
28,929	Virtusa Corporation[j]	1,484,347
148,900	Visa, Inc.	10,372,374
20,050	Web.com Group, Inc.[j]	422,654
10,698	Western Digital Corporation	849,849
11,850	Xerox Corporation	115,300
14,213	Xilinx, Inc.	602,631

	Total	175,360,806

Materials (0.8%)
12,530	Agnico Eagle Mines, Ltd.	317,260
7,220	Airgas, Inc.	644,963
47,697	Albemarle Corporation	2,103,438
65,640	Alcoa, Inc.	634,082
9,350	American Vanguard Corporation	108,086
3,642	AptarGroup, Inc.	240,226
7,530	Avery Dennison Corporation	425,972
17,554	Axalta Coating Systems, Ltd.[j]	444,818
4,540	Balchem Corporation	275,896
10,480	Ball Corporation	651,856
69,870	Barrick Gold Corporation	444,373
18,150	Berry Plastics Group, Inc.[j]	545,771
16,090	Celanese Corporation	952,045
12,880	CF Industries Holdings, Inc.	578,312
22,260	Chemtura Corporation[j]	637,081
5,224	Clearwater Paper Corporation[j]	246,782
1,650	Compass Minerals International, Inc.	129,310

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (21.3%)	Value
Materials (0.8%) - continued
50,610	Crown Holdings, Inc.[j]	$2,315,407
55,060	Dow Chemical Company	2,334,544
5,960	Eagle Materials, Inc.	407,783
8,500	Eastman Chemical Company	550,120
48,530	Eldorado Gold Corporation	156,267
13,800	FMC Corporation	467,958
54,990	Freeport-McMoRan, Inc.	532,853
47,580	Goldcorp, Inc.	595,702
23,920	Horsehead Holding Corporation[g,j]	72,717
14,328	Innospec, Inc.	666,395
32,130	International Paper Company	1,214,193
83,750	Kinross Gold Corporation[j]	144,050
4,150	Koppers Holdings, Inc.	83,705
3,250	Martin Marietta Materials, Inc.	493,837
5,796	Minerals Technologies, Inc.	279,135
9,450	Monsanto Company	806,463
19,454	Myers Industries, Inc.	260,684
29,320	Newmont Mining Corporation	471,172
53,620	Nucor Corporation	2,013,431
26,670	Owens-Illinois, Inc.[j]	552,602
15,423	Packaging Corporation of America	927,848
19,930	PolyOne Corporation	584,746
1,700	Reliance Steel & Aluminum Company	91,817
19,122	Rock-Tenn Company	983,636
4,510	Royal Gold, Inc.	211,880
7,200	RPM International, Inc.	301,608
5,350	Schnitzer Steel Industries, Inc.	72,439
13,870	Sealed Air Corporation	650,226
2,450	Silgan Holdings, Inc.	127,498
21,270	Silver Wheaton Corporation[g]	255,453
51,051	Steel Dynamics, Inc.	877,056
6,793	Stillwater Mining Company[j]	70,172
37,150	Teck Resources, Ltd.[g]	178,320
6,840	Vulcan Materials Company	610,128
29,185	Wausau Paper Corporation	186,784
9,200	Westlake Chemical Corporation	477,388
70,330	Yamana Gold, Inc.[g]	119,561

	Total	30,525,849

Telecommunications Services (0.1%)
4,870	Level 3 Communications, Inc.[j]	212,770
12,950	RingCentral, Inc.[j]	235,043
9,540	SBA Communications Corporation[j]	999,220
91,289	Verizon Communications, Inc.	3,971,984
35,450	Vonage Holdings Corporation[j]	208,446

	Total	5,627,463

Utilities (0.5%)
21,250	American Electric Power Company, Inc.	1,208,275
4,950	Atmos Energy Corporation	287,991
2,550	Avista Corporation	84,787
6,600	DTE Energy Company	530,442
9,510	Dynegy, Inc.[j]	196,572
12,500	Edison International, Inc.	788,375
10,869	El Paso Electric Company	400,197
8,950	Entergy Corporation	582,645
28,655	FirstEnergy Corporation	897,188
6,200	Laclede Group, Inc.	338,086
4,650	New Jersey Resources Corporation	139,639
49,180	NiSource, Inc.	912,289
1,170	NorthWestern Corporation	62,981
7,950	Pacific Ethanol, Inc.j	51,596
120,350	PG&E Corporation	6,354,480
12,447	PNM Resources, Inc.	349,138
9,800	Public Service Enterprise Group, Inc.	413,168

Shares	Common Stock (21.3%)	Value
Utilities (0.5%) - continued
6,700	Renewable Energy Group, Inc.[j]	$55,476
5,786	Sempra Energy	559,622
9,900	South Jersey Industries, Inc.	249,975
28,050	Southern Company	1,253,835
8,040	Southwest Gas Corporation	468,893
3,100	Vectren Corporation	130,231
3,400	Westar Energy, Inc.	130,696
51,850	Wisconsin Energy Corporation	2,707,607

	Total	19,154,184

	Total Common Stock (cost $822,311,898)	840,667,649

Shares	Collateral Held for Securities Loaned (0.8%)	Value
32,662,852	Thrivent Cash Management Trust	32,662,852

	Total Collateral Held for Securities Loaned (cost $32,662,852)	32,662,852

Shares or Principal Amount	Short-Term Investments (22.4%)[k]	Value
	Federal Home Loan Bank Discount Notes
67,200,000	0.094%, 10/2/2015	67,199,824
5,000,000	0.100%, 10/5/2015	4,999,944
41,000,000	0.088%, 10/7/2015	40,999,400
36,000,000	0.100%, 10/8/2015	35,999,300
24,000,000	0.083%, 10/9/2015	23,999,558
61,700,000	0.132%, 10/14/2015	61,697,067
33,344,000	0.126%, 10/16/2015	33,342,248
3,000,000	0.160%, 10/20/2015	2,999,747
77,400,000	0.144%, 10/21/2015[l]	77,393,789
33,800,000	0.133%, 10/23/2015	33,797,243
37,000,000	0.144%, 10/26/2015[l]	36,996,292
25,000,000	0.147%, 10/28/2015	24,997,244
25,000,000	0.135%, 10/29/2015	24,997,375
25,000,000	0.160%, 11/2/2015	24,996,444
139,900,000	0.142%, 11/4/2015	139,881,248
22,000,000	0.165%, 11/6/2015	21,996,370
5,000,000	0.090%, 11/10/2015	4,999,500
28,600,000	0.142%, 11/13/2015	28,595,160
14,000,000	0.100%, 11/17/2015	13,998,172
45,500,000	0.144%, 11/18/2015[l]	45,491,278
11,500,000	0.100%, 11/20/2015	11,498,403
4,000,000	0.050%, 11/23/2015	3,999,706
5,000,000	0.070%, 11/30/2015	4,999,417
15,000,000	0.070%, 12/3/2015	14,998,162
3,650,000	0.150%, 12/11/2015	3,648,920
	Federal Home Loan Mortgage Corporation Discount Notes
38,000,000	0.110%, 10/2/2015	37,999,884
3,000,000	0.120%, 10/13/2015	2,999,880
20,000,000	0.110%, 10/14/2015	19,999,206
	Federal National Mortgage Association Discount Notes
20,000,000	0.110%, 10/19/2015	19,998,900
10,000,000	0.160%, 11/3/2015	9,998,533

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (22.4%)[k]	Value
	U.S. Treasury Bill
3,000,000	0.045%, 11/12/2015[m]	$2,999,842

	Total Short-Term Investments (at amortized cost)	882,518,056

	Total Investments (cost $4,373,513,157) 111.7%	$4,412,418,646

	Other Assets and Liabilities, Net (11.7%)	(462,928,490)

	Total Net Assets 100.0%	$3,949,490,156

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2015, the value of these investments was $104,771,482 or 2.7% of total net assets.

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2015.
f

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2015.

g	All or a portion of the security is on loan.
h

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At September 30, 2015, $24,497,190 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	At September 30, 2015, $2,999,843 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Portfolio owned as of September 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$824,587
Apidos CLO XVIII, 7/22/2026	6/25/2014	822,937
Ares CLO, Ltd., 10/12/2023	5/15/2015	2,800,000
Ares CLO, Ltd., 11/15/2025	11/26/2014	1,500,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	824,588
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	2,300,560
Betony CLO, Ltd., 4/15/2027	2/25/2015	750,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	825,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	824,167
CAM Mortgage, LLC, 7/15/2064	6/24/2015	1,883,569
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	825,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	825,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	825,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	825,000
CoBank ACB, 6/15/2022	10/18/2013	379,604
DRB Prime Student Loan Trust, 7/25/2031	9/23/2015	999,840
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	825,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	1,019,520
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	2,650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	824,175
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	1,566,968
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	798,000
Limerock CLO III, LLC, 10/20/2026	10/16/2014	2,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	898,920
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	2,975,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	2,600,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	2,618,201
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	700,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	2,650,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	825,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	2,493,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	820,298
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,925,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	2,650,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	2,481,250
Symphony CLO, Ltd., 1/9/2023	9/15/2014	812,595
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,733,786
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	1,233,570
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	823,762

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$133,987,677
Gross unrealized depreciation	(95,082,188)

Net unrealized appreciation (depreciation)	$38,905,489

Cost for federal income tax purposes	$4,373,513,157

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	8,475,389	–	7,201,121	1,274,268
Capital Goods	6,376,001	–	6,376,001	–
Communications Services	55,486,361	–	51,328,582	4,157,779
Consumer Cyclical	26,372,540	–	26,372,540	–
Consumer Non-Cyclical	20,303,658	–	20,303,658	–
Energy	6,890,523	–	5,096,533	1,793,990
Financials	7,949,084	–	7,949,084	–
Technology	7,706,599	–	7,706,599	–
Transportation	4,389,550	–	3,217,881	1,171,669
Utilities	3,394,115	–	3,394,115	–
Long-Term Fixed Income
Asset-Backed Securities	72,853,786	–	71,820,658	1,033,128
Basic Materials	10,427,800	–	10,427,800	–
Capital Goods	14,981,263	–	14,981,263	–
Collateralized Mortgage Obligations	74,359,849	–	74,359,849	–
Commercial Mortgage-Backed Securities	38,979,688	–	36,386,133	2,593,555
Communications Services	55,874,943	–	55,874,943	–
Consumer Cyclical	22,107,572	–	22,107,572	–
Consumer Non-Cyclical	51,305,621	–	51,305,621	–
Energy	26,518,801	–	26,518,801	–
Financials	116,969,687	–	116,969,687	–
Foreign Government	1,660,576	–	1,660,576	–
Mortgage-Backed Securities	473,123,008	–	473,123,008	–
Technology	21,520,265	–	21,520,265	–
Transportation	12,122,155	–	12,122,155	–
U.S. Government and Agencies	338,048,489	–	338,048,489	–
Utilities	28,505,975	–	28,505,975	–
Mutual Funds
Affiliated Equity Mutual Funds	374,643,196	374,643,196	–	–
Equity Mutual Funds	17,754,229	17,754,229	–	–
Affiliated Fixed Income Mutual Funds	737,304,241	737,304,241	–	–
Fixed Income Mutual Funds	20,165,125	20,165,125	–	–
Common Stock
Consumer Discretionary	129,735,023	129,735,023	–	–
Consumer Staples	33,357,089	33,357,089	–	–
Energy	111,022,176	110,961,772	60,404	–
Financials	135,012,463	135,012,463	–	–
Health Care	110,442,885	110,442,885	–	–
Industrials	90,429,711	90,429,711	–	–
Information Technology	175,360,806	175,360,806	–	–
Materials	30,525,849	30,525,849	–	–
Telecommunications Services	5,627,463	5,627,463	–	–
Utilities	19,154,184	19,154,184	–	–
Collateral Held for Securities Loaned	32,662,852	32,662,852	–	–
Short-Term Investments	882,518,056	–	882,518,056	–

Total	$4,412,418,646	$2,023,136,888	$2,377,257,369	$12,024,389

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	9,837,955	9,837,955	–	–

Total Asset Derivatives	$9,837,955	$9,837,955	$–	$–

Liability Derivatives
Futures Contracts	5,358,596	5,358,596	–	–
Credit Default Swaps	1,248,931	–	1,248,931	–

Total Liability Derivatives	$6,607,527	$5,358,596	$1,248,931	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(1,615)	December 2015	($353,781,012)	($353,735,469)	$45,543
5-Yr. U.S. Treasury Bond Futures	2,572	December 2015	308,357,327	309,966,200	1,608,873
10-Yr. U.S. Treasury Bond Futures	1,652	December 2015	210,473,067	212,669,196	2,196,129
30-Yr. U.S. Treasury Bond Futures	788	December 2015	122,140,037	123,986,875	1,846,838
Eurex EURO STOXX 50 Futures	2,380	December 2015	80,662,780	78,927,683	(1,735,097)
Mini MSCI EAFE Index Futures	1,107	December 2015	94,091,939	91,299,825	(2,792,114)
Russell 2000 Index Mini-Futures	(343)	December 2015	(39,582,389)	(37,589,370)	1,993,019
S&P 400 Index Mini-Futures	(472)	December 2015	(66,476,433)	(64,328,880)	2,147,553
S&P 500 Index Futures	136	December 2015	65,724,829	64,895,800	(829,029)
Ultra Long Term U.S. Treasury Bond Futures	(29)	December 2015	(4,649,426)	(4,651,782)	(2,356)
Total Futures Contracts					$4,479,359

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX IG 24, 10 Year, at 1.00%; Bank of America	Sell	6/20/2025	($30,250,000)	($735,089)	($735,089)
CDX IG CDSI S24, 5 Year, at 1.00%; Bank of America	Sell	6/20/2020	(45,400,000)	(513,842)	(513,842)
Total Credit Default Swaps				($1,248,931)	($1,248,931)

1

As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Partner Small Cap Value	$37,953,593	$3,170,947	$37,843,238	–	$–	$368,572
Small Cap Stock	30,163,511	4,100,796	–	1,881,929	28,923,185	136,453
Partner Mid Cap Value	47,562,494	5,848,565	46,625,537	–	–	264,249
Mid Cap Stock	58,243,532	6,664,542	–	3,484,569	54,603,195	347,302
Partner Worldwide Allocation	150,325,753	3,837,754	–	16,564,901	143,471,920	3,837,754
Large Cap Value	131,067,726	5,533,819	–	8,148,101	119,790,128	1,676,407
Large Cap Stock	28,780,001	2,564,690	–	2,552,346	27,854,768	347,632
High Yield	95,969,477	4,182,880	593,165	20,427,122	94,499,951	4,182,822
Income	247,493,205	12,341,371	1,384,052	24,639,152	245,149,710	6,848,450
Limited Maturity Bond	397,227,386	4,898,109	3,262,408	40,637,955	397,654,580	4,900,357
Cash Management Trust-Collateral Investment	24,079,812	–	–	32,662,852	32,662,852	106,158
Total Value and Income Earned	1,248,866,490				1,144,610,289	23,016,156

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (10.8%)[a]	Value
Basic Materials (0.6%)
	Alpha Natural Resources, Inc., Term Loan
$59,093	3.500%, 5/22/2020	$25,735
	Fortescue Metals Group, Ltd., Term Loan
118,410	3.750%, 6/30/2019	96,578
	Ineos US Finance, LLC, Term Loan
105,069	3.750%, 12/15/2020	101,655
	NewPage Corporation, Term Loan
132,204	9.500%, 2/11/2021	71,225
	Tronox Pigments BV, Term Loan
113,072	4.250%, 3/19/2020	98,461
	Wausau Paper Corporation, Term Loan
73,885	6.500%, 7/30/2020	73,515

	Total	467,169

Capital Goods (0.5%)
	ADS Waste Holdings, Inc., Term Loan
101,638	3.750%, 10/9/2019	100,018
	Berry Plastics Group, Inc., Term Loan
77,466	3.500%, 2/8/2020	76,678
	Rexnord, LLC, Term Loan
105,840	4.000%, 8/21/2020	104,765
	Silver II Borrower, Term Loan
99,357	4.000%, 12/13/2019	90,333

	Total	371,794

Communications Services (3.6%)
	Altice Financing SA, Term Loan
87,281	5.250%, 2/4/2022	86,736
	Atlantic Broadband Penn, LLC, Term Loan
48,903	3.250%, 11/30/2019	48,435
	Birch Communication, Inc., Term Loan
106,868	7.750%, 7/17/2020	106,601
	Cengage Learning Acquisitions, Term Loan
86,578	7.000%, 3/31/2020	85,778
	Charter Communications Operating, LLC, Term Loan
25,672	3.000%, 7/1/2020	25,335
52,785	3.000%, 1/3/2021	51,848
	Cincinnati Bell, Inc., Term Loan
105,840	4.000%, 9/10/2020	105,355
	CommScope, Inc., Term Loan
90,000	3.750%, 12/29/2022	89,813
	CSC Holdings, LLC, Term Loan
37,500	0.000%, 9/25/2022[b,c]	37,256
	Fairpoint Communications, Term Loan
105,564	7.500%, 2/14/2019	105,806
	Grande Communications Networks, LLC, Term Loan
105,572	4.500%, 5/29/2020	104,780
	Gray Television, Inc., Term Loan
66,773	3.750%, 6/13/2021	66,489
	Hargray Communications Group, Inc., Term Loan
49,405	5.250%, 6/26/2019	49,467
	iHeartCommunications, Inc., Term Loan
108,000	6.944%, 1/30/2019	89,370

Principal Amount	Bank Loans (10.8%)[a]	Value
Communications Services (3.6%) - continued
	IMG Worldwide, Inc., Term Loan
$113,749	5.250%, 5/6/2021	$113,038
	Integra Telecom Holdings, Inc., Term Loan
105,575	5.250%, 8/14/2020	104,849
	Intelsat Jackson Holdings SA, Term Loan
77,173	3.750%, 6/30/2019	74,993
	Level 3 Communications, Inc., Term Loan
79,000	4.000%, 8/1/2019	78,921
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
145,000	4.500%, 1/7/2022	140,379
	LTS Buyer, LLC, Term Loan
89,051	4.000%, 4/13/2020	87,270
	MCC Georgia, LLC, Term Loan
79,000	3.750%, 6/30/2021	78,585
	NEP/NCP Holdco, Inc., Term Loan
105,849	4.250%, 1/22/2020	103,467
	NTelos, Inc., Term Loan
105,552	5.750%, 11/9/2019	105,222
	Numericable US, LLC, Term Loan
75,000	4.000%, 7/29/2022	73,463
	SBA Senior Finance II, LLC, Term Loan
98,750	3.250%, 3/24/2021	97,420
	TNS, Inc., Term Loan
70,900	5.000%, 2/14/2020	70,767
	Univision Communications, Inc., Term Loan
105,538	4.000%, 3/1/2020	104,779
	Virgin Media Investment Holdings, Ltd., Term Loan
54,539	3.500%, 6/30/2023	53,687
	WideOpenWest Finance, LLC, Term Loan
92,378	4.500%, 4/1/2019	91,382
	XO Communications, LLC, Term Loan
98,525	4.250%, 3/20/2021	97,638
	Yankee Cable Acquisition, LLC, Term Loan
100,826	3.444%, 3/1/2020	100,417
	Zayo Group, LLC, Term Loan
92,367	3.750%, 7/2/2019	91,706

	Total	2,721,052

Consumer Cyclical (1.8%)
	Amaya Gaming Group, Inc., Term Loan
86,627	5.000%, 8/1/2021	85,111
	Burlington Coat Factory Warehouse Corporation, Term Loan
86,035	4.250%, 8/13/2021	86,035
	Ceridian HCM Holding, Inc., Term Loan
51,914	4.500%, 9/15/2020	49,092
	Dollar Tree, Inc., Term Loan
62,500	3.500%, 7/6/2022	62,491
	FCA US, LLC, Term Loan
88,650	3.250%, 12/31/2018	87,764
	Golden Nugget, Inc., Delayed Draw
18,288	5.500%, 11/21/2019	18,305
	Golden Nugget, Inc., Term Loan
42,672	5.500%, 11/21/2019	42,712

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (10.8%)[a]	Value
Consumer Cyclical (1.8%) - continued
	Hilton Worldwide Finance, LLC, Term Loan
$72,505	3.500%, 10/26/2020	$72,263
	J.C. Penney Corporation, Inc., Term Loan
105,570	6.000%, 5/22/2018	104,845
	Las Vegas Sands, LLC, Term Loan
78,600	3.250%, 12/19/2020	77,765
	Marina District Finance Company, Inc., Term Loan
57,055	6.500%, 8/15/2018	57,411
	MGM Resorts International, Term Loan
69,203	3.500%, 12/20/2019	68,615
	Michaels Stores, Inc., Term Loan
89,100	4.000%, 1/28/2020	89,115
	Mohegan Tribal Gaming Authority, Term Loan
119,257	5.500%, 6/15/2018	118,623
	Pinnacle Entertainment, Inc., Term Loan
20,801	3.750%, 8/13/2020	20,767
	ROC Finance, LLC, Term Loan
105,840	5.000%, 6/20/2019	100,218
	Scientific Games International, Inc., Term Loan
106,110	6.000%, 10/18/2020	104,613
	Seminole Hard Rock Entertainment, Inc., Term Loan
49,369	3.500%, 5/14/2020	48,381
	Seminole Indian Tribe of Florida, Term Loan
79,839	3.000%, 4/29/2020	79,473

	Total	1,373,599

Consumer Non-Cyclical (1.6%)
	Albertsons, Inc., Term Loan
155,792	5.375%, 3/21/2019	155,727
	Catalina Marketing Corporation, Term Loan
88,875	4.500%, 4/9/2021	75,988
	CHS/Community Health Systems, Inc., Term Loan
14,512	3.575%, 12/31/2018	14,484
48,304	3.750%, 1/27/2021	48,198
88,878	4.000%, 1/27/2021	88,856
	Endo Luxembourg Finance I Co Sarl, Term Loan
100,000	3.750%, 9/26/2022[b,c]	99,594
	JBS USA, LLC, Term Loan
71,201	3.750%, 5/25/2018	70,845
9,874	3.750%, 9/18/2020	9,816
25,000	1.500%, 9/19/2022	24,989
	Libbey Glass, Inc., Term Loan
74,062	3.750%, 4/9/2021	73,785
	LTF Merger Sub, Inc., Term Loan
74,813	4.250%, 6/10/2022	74,423
	McGraw-Hill Global Education Holdings, LLC, Term Loan
90,350	4.750%, 3/22/2019	90,388
	Ortho-Clinical Diagnostics, Inc., Term Loan
133,437	4.750%, 6/30/2021	130,768

Principal Amount	Bank Loans (10.8%)[a]	Value
Consumer Non-Cyclical (1.6%) - continued
	Roundy’s Supermarkets, Inc., Term Loan
$80,961	5.750%, 3/3/2021	$70,504
	Supervalu, Inc., Term Loan
164,781	4.500%, 3/21/2019	164,850
	Visant Corporation, Term Loan
61,974	7.000%, 9/23/2021	56,912

	Total	1,250,127

Energy (0.6%)
	Arch Coal, Inc., Term Loan
154,540	6.250%, 5/16/2018	86,929
	Aria Energy Operating, LLC, Term Loan
34,893	5.000%, 5/27/2022	34,282
	Energy Solutions, LLC, Term Loan
103,164	6.750%, 5/29/2020	101,101
	Exgen Renewables I, LLC, Term Loan
53,547	5.250%, 2/6/2021	53,547
	McJunkin Red Man Corporation, Term Loan
76,518	4.750%, 11/8/2019	74,542
	MEG Energy Corporation, Term Loan
74,420	3.750%, 3/31/2020	69,397
	Offshore Group Investment, Ltd., Term Loan
98,510	5.750%, 3/28/2019	31,100
	Pacific Drilling SA, Term Loan
79,178	4.500%, 6/3/2018	46,630

	Total	497,528

Financials (0.6%)
	Delos Finance Sarl, Term Loan
100,000	3.500%, 3/6/2021	99,625
	DJO Finance, LLC, Term Loan
40,000	4.250%, 6/7/2020	39,817
	Harland Clarke Holdings Corporation, Term Loan
101,925	7.000%, 5/22/2018	101,543
	MPH Acquisition Holdings, LLC, Term Loan
41,589	3.750%, 3/31/2021	41,038
	TransUnion, LLC, Term Loan
88,650	3.500%, 4/9/2021	87,652
	WaveDivision Holdings, LLC, Term Loan
85,720	4.000%, 10/15/2019	85,469

	Total	455,144

Technology (0.7%)
	Avago Technologies, Ltd., Term Loan
128,777	3.750%, 5/6/2021	128,590
	BMC Software, Inc., Term Loan
102,360	5.000%, 9/10/2020	92,789
	First Data Corporation, Term Loan
108,000	3.696%, 3/23/2018	107,022
50,000	3.696%, 9/24/2018	49,475
	Freescale Semiconductor, Inc., Term Loan
105,578	4.250%, 2/28/2020	105,446
	Merrill Communications, LLC, Term Loan
44,731	6.250%, 6/1/2022	44,395

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (10.8%)[a]	Value
Technology (0.7%) - continued
	SS&C European Holdings SARL, Term Loan
$43,655	4.000%, 7/8/2022	$43,682
6,906	4.000%, 7/8/2022	6,910

	Total	578,309

Transportation (0.4%)
	American Airlines, Inc., Term Loan
106,110	3.250%, 6/27/2020	104,943
	Delta Airlines, Inc., Term Loan
100,000	3.250%, 8/24/2022	99,975
	OSG Bulk Ships, Inc., Term Loan
103,688	5.250%, 8/5/2019	102,521

	Total	307,439

Utilities (0.4%)
	Calpine Corporation, Term Loan
94,709	4.000%, 10/31/2020	94,443
84,563	3.500%, 5/27/2022	83,107
	Intergen NV, Term Loan
105,570	5.500%, 6/15/2020	96,948

	Total	274,498

	Total Bank Loans (cost $8,709,709)	8,296,659

Shares	Common Stock (60.7%)	Value
Consumer Discretionary (9.3%)
300	ABC-MART, Inc.	16,771
1,400	Aisan Industry Company, Ltd.	12,846
500	Aisin Seiki Company, Ltd.	16,776
1,190	Amazon.com, Inc.[d]	609,149
800	AutoZone, Inc.[d]	579,064
300	Bayerische Motoren Werke AG	20,632
2,200	Berkeley Group Holdings plc	111,365
6,180	Best Buy Company, Inc.	229,402
3,210	BorgWarner, Inc.	133,504
500	Brembo SPA	19,343
600	Bridgestone Corporation	20,764
3,000	Calsonic Kansei Corporation	22,528
3,075	Cedar Fair, LP	161,776
800	Chiyoda Company, Ltd.	25,669
1,500	Cineworld Group plc	12,615
16,746	Comcast Corporation	952,512
900	Compass Group plc	14,375
300	Daiichikosho Company, Ltd.	10,633
10,000	Debenhams plc	11,969
3,900	Echo Entertainment Group, Ltd.	13,345
7,900	EDION Corporation	54,225
1,000	Electrolux AB	28,257
45,600	Enterprise Inns plc[d]	74,785
600	Eutelsat Communications	18,403
4,860	Ford Motor Company	65,950
1,620	General Motors Company	48,632
900	Geo Holdings Corporation	14,381
6,000	Gunze, Ltd.	18,150
3,200	Hakuhodo Dy Holdings, Inc.	30,339
1,440	Harman International Industries, Inc.	138,226
3,000	Haseko Corporation	33,985
3,000	Heiwa Corporation	51,451
5,000	Honda Motor Company, Ltd.	149,234
200	Hugo Boss AG	22,488
2,600	Informa plc	22,137
900	Intertek Group plc	33,212
4,240	Jarden Corporation[d]	207,251

Shares	Common Stock (60.7%)	Value
Consumer Discretionary (9.3%) - continued
2,700	JB Hi-Fi, Ltd.	$36,361
900	JM AB	24,208
2,547	Las Vegas Sands Corporation	96,710
2,000	Luk Fook Holdings International, Ltd.	5,013
15,400	Marston’s plc	34,932
6,983	MDC Partners, Inc.	128,697
1,660	NIKE, Inc.	204,130
2,800	NOK Corporation	60,580
2,300	Oxford Industries, Inc.	169,924
2,000	PanaHome Corporation	13,006
1,200	Papa John’s International, Inc.	82,176
3,600	Papa Murphy’s Holdings, Inc.[d]	52,848
3,400	Persimmon plc	103,483
100	Priceline Group, Inc.[d]	123,686
900	SES SA	28,403
1,500	SHOWA Corporation	11,960
1,100	Sports Direct International plc[d]	12,620
10,130	Starbucks Corporation	575,789
4,700	Sumitomo Forestry Company, Ltd.	52,645
2,200	Sumitomo Rubber Industries, Ltd.	30,539
2,000	Takashimaya Company, Ltd.	16,160
500	Tamron Company, Ltd.	9,134
8,380	Target Corporation	659,171
4,900	Toll Brothers, Inc.[d]	167,776
11,470	Tuesday Morning Corporation[d]	62,053
5,400	UBM plc	39,758
400	Valora Holding AG	76,164
3,000	Wacoal Holdings Corporation	35,895
3,800	WH Smith plc	90,077
3,400	WPP plc	70,784
700	Yokohama Rubber Company, Ltd.	12,346

	Total	7,093,172

Consumer Staples (3.3%)
800	AarhusKarlshamn AB	51,953
3,569	Anheuser-Busch InBev NV ADR	379,456
2,100	Axfood AB	34,690
500	Bakkafrost PF	15,982
200	British American Tobacco plc	11,035
1,900	Britvic plc	19,526
200	Carlsberg AS	15,368
10,700	Coca-Cola Company	429,284
3,900	Coca-Cola HBC AG	82,558
400	Cranswick plc	9,657
700	Henkel AG & Company KGaA	61,872
4,700	Imperial Tobacco Group plc	242,984
1,800	Japan Tobacco, Inc.	55,836
1,000	Jeronimo Martins SGPS SA	13,496
1,800	Kao Corporation	81,596
100	Kerry Group plc	7,523
9,000	Koninklijke Ahold NV	175,573
400	KOSE Corporation	36,508
2,500	Nestle SA	188,014
1,000	Nippon Meat Packers, Inc.	20,407
2,900	Nisshin Oillio Group, Ltd.	10,510
5,270	Philip Morris International, Inc.	418,069
400	Royal Unibrew AS	14,977
2,864	SalMar ASA	45,275
1,500	Suedzucker AG	27,278
300	Sugi Holdings Company, Ltd.	13,464
2,800	Swedish Match AB	84,640
100	TSURUHA Holdings, Inc.	8,618

	Total	2,556,149

Energy (4.6%)
600	Azrieli Group, Ltd.	23,986

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (60.7%)	Value
Energy (4.6%) - continued
16,480	Cobalt International Energy, Inc.[d]	$116,678
1,210	Concho Resources, Inc.[d]	118,943
6,330	EOG Resources, Inc.	460,824
5,620	EQT Corporation	364,007
6,400	ERG SPA	89,516
1,100	Idemitsu Kosan Company, Ltd.	16,850
18,000	Kinder Morgan, Inc.	498,240
1,100	Royal Dutch Shell plc	26,092
6,700	Royal Dutch Shell plc ADR, Class A	317,513
3,348	Royal Dutch Shell plc, Class B	79,164
3,000	Showa Shell Sekiyu KK	23,649
12,900	Spectra Energy Corporation	338,883
5,000	TonenGeneral Sekiyu KK	48,455
7,600	Total SA ADR	339,796
73,550	Weatherford International, Ltd.[d]	623,704
2,000	Woodside Petroleum, Ltd.	40,933

	Total	3,527,233

Financials (18.6%)
500	Acadia Realty Trust	15,035
880	Affiliated Managers Group, Inc.[d]	150,471
500	Agree Realty Corporation	14,925
3,381	Alexandria Real Estate Equities, Inc.	286,269
3,100	Allianz SE	486,991
1,300	American Capital Agency Corporation	24,310
1,538	American Realty Capital Properties, Inc.	11,873
2,500	Annaly Capital Management, Inc.	24,675
1,500	Apartment Investment & Management Company	55,530
8,600	Apollo Investment Corporation	47,128
3,950	Ares Capital Corporation	57,196
9,650	Assured Guaranty, Ltd.	241,250
8,200	Australia & New Zealand Banking Group, Ltd.	156,671
1,100	AvalonBay Communities, Inc.	192,302
13,900	Bank Hapoalim, Ltd.	69,947
7,873	Bank Leumi Le-Israel BMd	29,387
3,612	Bank of Queensland, Ltd.	29,570
24,000	Bank of Yokohama, Ltd.	145,873
2,400	Bendigo and Adelaide Bank, Ltd.	16,773
8,300	BinckBank NV	68,561
2,100	BioMed Realty Trust, Inc.	41,958
7,594	Blackstone Group, LP	240,502
400	Bluerock Residential Growth REIT, Inc.	4,792
300	Bolsas y Mercados Espanoles SA	10,149
2,315	Boston Properties, Inc.	274,096
9,204	Brixmor Property Group, Inc.	216,110
3,540	Camden Property Trust	261,606
5,510	Capital One Financial Corporation	399,585
3,807	Capital Shopping Centres Group plc	19,002
11,200	CapitaMall Trust	14,976
650	Care Capital Properties, Inc.	21,405
11,750	Charles Schwab Corporation	335,580
356	Chesapeake Lodging Trust	9,277
4,000	Chiba Bank, Ltd.	28,404
12,250	Citigroup, Inc.	607,722
3,600	CNP Assurances	50,022
150	CoreSite Realty Corporation	7,716
2,300	CubeSmart	62,583
400	CyrusOne, Inc.	13,064
10,370	DDR Corporation	159,491
16,600	DEXUS Property Group	83,713
950	Digital Realty Trust, Inc.	62,054
13,708	Direct Line Insurance Group plc	77,781

Shares	Common Stock (60.7%)	Value
Financials (18.6%) - continued
3,592	DnB ASA	$46,748
5,600	Duke Realty Corporation	106,680
500	DuPont Fabros Technology, Inc.	12,940
3,650	E*TRADE Financial Corporation[d]	96,104
3,550	Encore Capital Group, Inc.[d]	131,350
700	EPR Properties	36,099
400	Equinix, Inc.	109,360
1,000	Equity Lifestyle Properties, Inc.	58,570
3,410	Equity Residential	256,159
600	Essex Property Trust, Inc.	134,052
450	Extra Space Storage, Inc.	34,722
200	Federal Realty Investment Trust	27,290
8,600	FlexiGroup, Ltd.	14,259
10,200	Frasers Centrepoint Trust	13,664
24,000	Fukuoka Financial Group, Inc.	114,309
4,539	General Growth Properties, Inc.	117,878
500	Geo Group, Inc.	14,870
1,400	Hamborner REIT AG	13,532
3,000	Hang Seng Bank, Ltd.	54,115
1,400	Hannover Rueckversicherung SE	143,404
2,700	HCP, Inc.	100,575
2,257	Health Care REIT, Inc.	152,844
2,200	Healthcare Trust of America, Inc.	53,922
2,500	Henderson Land Development Company, Ltd.	14,949
1,400	Highwoods Properties, Inc.	54,250
6,000	Hokuhoku Financial Group, Inc.	13,738
1,000	Hospitality Properties Trust	25,580
9,561	Host Hotels & Resorts, Inc.	151,159
69,497	HSBC Holdings plc	524,264
200	Hudson Pacific Properties, Inc.	5,758
3,100	Hufvudstaden AB	40,620
24,000	Hysan Development Company, Ltd.	99,933
900	IG Group Holdings plc	10,489
10,585	Intermediate Capital Group plc	82,794
1,650	Invesco Mortgage Capital, Inc.	20,196
11,027	Invesco, Ltd.	344,373
7,000	Investa Office Fund	19,461
14,900	Investec plc	114,088
1,100	Iron Mountain, Inc.	34,122
8	Japan Logistics Fund, Inc.	14,377
400	Julius Baer Group, Ltd.	18,165
30,310	KeyCorp	394,333
500	Kilroy Realty Corporation	32,580
4,400	Kimco Realty Corporation	107,492
267	Lamar Advertising Company	13,932
700	LaSalle Hotel Properties	19,873
300	Liberty Property Trust	9,453
18,000	Link REIT	99,098
1,900	London Stock Exchange Group plc	69,643
1,175	Macerich Company	90,263
2,200	Medical Properties Trust, Inc.	24,332
8,130	MetLife, Inc.	383,329
800	Mid-America Apartment Communities, Inc.	65,496
800	Muenchener Rueckversicherungs-Gesellschaft AG	149,412
500	National Health Investors, Inc.	28,745
1,800	National Retail Properties, Inc.	65,286
52,000	New World Development Company, Ltd.	50,642
20,815	Nordea Bank AB	232,223
2,900	NorthStar Realty Finance Corporation	35,815
4,000	Ogaki Kyoritsu Bank, Ltd.	15,760
4,200	Old Mutual plc	12,037

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (60.7%)	Value
Financials (18.6%) - continued
1,000	Omega Healthcare Investors, Inc.	$35,150
500	Outfront Media, Inc.	10,400
5,400	Oversea-Chinese Banking Corporation, Ltd.	33,438
4,246	PacWest Bancorp	181,771
1,200	Parkway Properties, Inc.	18,672
1,300	Physicians Realty Trust	19,617
6,740	Prologis, Inc.	262,186
1,368	Public Storage, Inc.	289,510
700	Realty Income Corporation	33,173
700	Regency Centers Corporation	43,505
2,800	Renasant Corporation	91,980
5,300	Resona Holdings, Inc.	27,005
400	Retail Opportunity Investments Corporation	6,616
1,997	RLJ Lodging Trust	50,464
150	Sabra Healthcare REIT, Inc.	3,477
300	Sampo Oyj	14,519
2,000	Schroders plc	84,984
200	Senior Housing Property Trust	3,240
2,740	Simon Property Group, Inc.	503,393
13,700	Skandinaviska Enskilda Banken AB	146,525
500	SL Green Realty Corporation	54,080
3,375	Solar Capital, Ltd.	53,393
367	Sovran Self Storage, Inc.	34,608
5,400	Spirit Realty Captial, Inc.	49,356
40,500	Stockland	110,031
396	Store Capital Corporation	8,181
2,000	Strategic Hotels & Resorts, Inc.[d]	27,580
16,000	Sumitomo Mitsui Trust Holdings, Inc.	58,641
1,500	Summit Hotel Properties, Inc.	17,505
3,200	Swiss Re AG	274,551
500	Talanx AG	14,979
1,033	Tanger Factory Outlet Centers, Inc.	34,058
200	Taubman Centers, Inc.	13,816
6,200	UBS Group AG	114,626
2,400	UDR, Inc.	82,752
4,715	UNIQA Insurance Group AG	40,884
9,000	United Overseas Bank, Ltd.	117,514
1,410	Urban Edge Properties	30,442
2,600	Ventas, Inc.	145,756
2,640	Vornado Realty Trust	238,709
1,800	Wallenstam AB	14,800
17,800	Wing Tai Holdings, Ltd.	20,913
600	WP Carey, Inc.	34,686
5,910	Zions Bancorporation	162,761
500	Zurich Insurance Group AG	122,753

	Total	14,194,831

Health Care (6.1%)
12,660	Abbott Laboratories	509,185
1,480	Actavis, Inc.[d]	402,279
200	Actelion, Ltd.	25,419
3,290	Akorn, Inc.[d]	93,781
2,210	Alexion Pharmaceuticals, Inc.[d]	345,622
2,470	Amgen, Inc.	341,650
1,500	Astellas Pharmaceutical, Inc.	19,416
700	CSL, Ltd.	44,053
2,200	Essilor International SA	268,772
200	Fresenius Medical Care AG & Company	15,631
200	Gerresheimer AG	14,620
2,500	Hikma Pharmaceuticals plc	86,359
4,360	Hologic, Inc.[d]	170,607
1,697	ICON plc[d]	120,436
810	Illumina, Inc.[d]	142,414

Shares	Common Stock (60.7%)	Value
Health Care (6.1%) - continued
1,000	Kaken Pharmaceutical Company, Ltd.	$92,818
300	Lonza Group AG	39,365
5,900	Medtronic, Inc.	394,946
8,440	Merck & Company, Inc.	416,852
1,600	Nichi-iko Pharmaceutical Company, Ltd.	42,132
2,200	Novartis AG	202,206
500	Otsuka Holdings Company, Ltd.	15,966
400	Paramount Bed Holdings Company, Ltd.	11,895
19,962	Pfizer, Inc.	627,006
500	Recordati SPA	11,538
100	Roche Holding AG	26,547
300	Sanofi	28,560
700	Suzuken Company, Ltd.	23,343
200	Teva Pharmaceutical Industries, Ltd.	11,303
1,230	Waters Corporation[d]	145,398

	Total	4,690,119

Industrials (5.8%)
800	Aalberts Industries NV	23,709
300	Adecco SA	21,971
4,740	ADT Corporation	141,726
1,300	Aida Engineering, Ltd.	10,718
17,000	Air New Zealand, Ltd.	26,750
8,000	Asahi Glass Company, Ltd.	46,747
9,500	BAE Systems plc	64,396
4,270	Boeing Company	559,156
4,300	Central Glass Company, Ltd.	18,793
500	Croda International plc	20,517
3,100	CTT-Correios de Portugal SA	34,625
2,000	Dai Nippon Printing Company, Ltd.	19,325
1,922	Dart Group plc	14,072
1,400	Deutsche Post AG	38,784
700	DSV AS	26,157
300	Elbit Systems, Ltd.	22,177
3,120	EMCOR Group, Inc.	138,060
3,630	FedEx Corporation	522,647
3,410	Flowserve Corporation	140,287
199	Flughafen Wien Aktiengesellschaft	17,947
1,338	Galliford Try plc	32,168
800	Go-Ahead Group plc	29,722
1,200	Hamburger Hafen und Logistik AG	19,550
2,000	Hankyu Hanshin Holdings, Inc.	12,232
3,350	HNI Corporation	143,715
200	Hoshizaki Electric Company, Ltd.	14,019
5,044	Illinois Tool Works, Inc.	415,172
1,000	Inaba Denki Sangyo Company, Ltd.	30,173
7,990	Ingersoll-Rand plc	405,652
3,300	Intrum Justitia AB	114,154
12,100	ITOCHU Corporation	127,912
600	Jardine Matheson Holdings, Ltd.	28,411
200	Jungheinrich AG	14,501
4,500	KITZ Corporation	20,026
3,400	Komatsu, Ltd.	49,907
1,000	KONE Oyj	38,058
1,000	Koninklijke Boskalis Westminster NV	43,773
4,700	Macquarie Infrastructure Corporation	350,902
1,800	MIRAIT Holdings Corporation	16,325
2,000	Mitsuboshi Belting, Ltd.	15,224
1,900	Nippon Konpo Unyu Soko Company, Ltd.	33,555
3,100	Nitto Kogyo Corporation	54,275
1,000	Obayashi Corporation	8,532
6,000	Rentokil Initial plc	13,403

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (60.7%)	Value
Industrials (5.8%) - continued
200	Rieter Holding AG	$29,608
1,900	Sandvik AB	16,185
2,100	Siemens AG	187,609
1,000	Teleperformance SA	75,878
400	TKH Group NV	14,509
3,000	Toppan Printing Company, Ltd.	24,166
400	Travis Perkins plc	11,933
1,100	Tsubakimoto Chain Company	6,894
1,230	WABCO Holdings, Inc.[d]	128,941
500	Yuasa Trading Company, Ltd.	10,287

	Total	4,445,935

Information Technology (8.4%)
5,000	Alibaba Group Holding, Ltd. ADR[d]	294,850
1,200	Alps Electric Company, Ltd.	33,888
7,470	Apple, Inc.	823,941
2,720	Autodesk, Inc.[d]	120,061
3,000	Brother Industries, Ltd.	36,162
6,500	Canon, Inc.	188,029
300	Cap Gemini SA	26,791
2,100	Carsales.com, Ltd.	14,467
2,450	Check Point Software Technologies, Ltd.[d]	194,358
13,930	Cisco Systems, Inc.	365,662
1,300	Dialog Semiconductor plc[d]	52,154
600	DTS Corporation	14,177
18,119	EMC Corporation	437,755
4,620	Facebook, Inc.[d]	415,338
6,100	FUJIFILM Holdings NPV	228,031
620	Google, Inc., Class Ad	395,789
591	Google, Inc., Class Cd	359,576
2,000	Hitachi Kokusai Electric, Inc.	21,134
500	Ingenico Group	60,419
1,800	IRESS, Ltd.	12,149
800	IT Holdings Corporation	18,148
800	ITOCHU Techno-Solutions Corporation	17,062
5,840	Juniper Networks, Inc.	150,146
400	Kyocera Corporation	18,320
5,470	MasterCard, Inc.	492,956
10,290	MaxLinear, Inc.[d]	128,008
7,230	Microsoft Corporation	320,000
2,400	NEC Networks & System Integration Corporation	42,909
500	NS Solutions Corporation	21,133
400	Oracle Corporation Japan	16,892
2,980	Plantronics, Inc.	151,533
5,500	Progress Software Corporation[d]	142,065
4,300	QLIK Technologies, Inc.[d]	156,735
700	Samsung Electronics Company, Ltd. GDR	331,050
1,600	SAP SE	103,654
600	Trend Micro, Inc.	21,195
960	Ultimate Software Group, Inc.[d]	171,850

	Total	6,398,387

Materials (1.3%)
600	Airgas, Inc.	53,598
570	Ashland, Inc.	57,353
5,200	BillerudKorsnas AB	74,871
4,400	Boral, Ltd.	16,364
1,200	Buzzi Unicem SPA	20,059
1,230	Crown Holdings, Inc.[d]	56,273
6,400	Daicel Corporation	78,565
1,561	Domtar Corporation	55,806
2,000	DOWA Holdings Company, Ltd.	15,156

Shares	Common Stock (60.7%)	Value
Materials (1.3%) - continued
1,050	FMC Corporation	$35,606
2,100	Hokuetsu Kishu Paper Company, Ltd.	11,409
800	Holmen AB	22,435
1,500	Mondi plc	31,439
600	Nippon Steel & Sumitomo Metal Corporation	10,934
10,487	Norsk Hydro ASA	34,970
7,830	OceanaGold Corporation	11,441
3,000	Oji Holdings Corporation	12,877
2,460	Owens-Illinois, Inc.[d]	50,971
600	PPG Industries, Inc.	52,614
3,000	Rengo Company, Ltd.	11,596
3,110	Steel Dynamics, Inc.	53,430
5,000	Sumitomo Metal Mining Company, Ltd.	56,799
3,000	Sumitomo Seika Chemicals Company, Ltd.	19,216
2,800	UPM-Kymmene Oyj	42,030
2,100	Vedanta Resources plc	13,527
2,842	Yara International ASA	113,375

	Total	1,012,714

Telecommunications Services (1.4%)
22,300	Bezeq Israel Telecommunication Corporation, Ltd.	42,678
13,011	BT Group plc	82,809
3,500	Elisa Oyj	118,396
2,800	Freenet AG	92,637
47,628	KCOM Group plc	64,335
8,100	Orange SA	122,791
1,600	Proximus SA	55,347
5,000	StarHub, Ltd.	12,174
61,500	Telstra Corporation, Ltd.	243,153
3,100	Vivendi SA	73,445
5,300	Zayo Group Holdings, Inc.[d]	134,408

	Total	1,042,173

Utilities (1.9%)
49,100	A2A SPA	60,956
14,400	Brookfield Infrastructure Partners, LP	529,488
7,000	CLP Holdings, Ltd.	59,843
2,500	E.ON SE	21,454
42,800	Electricidade de Portugal SA	156,800
22,800	Enel SPA	101,734
9,701	MDU Resources Group, Inc.	166,857
1,100	National Grid plc	15,320
2,924	NorthWestern Corporation	157,399
5,000	Osaka Gas Company, Ltd.	18,957
14,500	Redes Energeticas Nacionais SGPS SA	43,473
500	Severn Trent plc	16,540
700	SSE plc	15,843
2,000	Toho Gas Company, Ltd.	11,793
6,400	United Utilities Group plc	89,702

	Total	1,466,159

	Total Common Stock (cost $50,815,132)	46,426,872

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Asset-Backed Securities (0.1%)
	Countrywide Asset-Backed Certificates
$37,119	5.530%, 4/25/2047	$39,908

	Total	39,908

Basic Materials (0.3%)
	Albemarle Corporation
14,000	3.000%, 12/1/2019	14,061
	Anglo American Capital plc
9,000	1.239%, 4/15/2016[e,f]	8,993
	ArcelorMittal SA
50,000	6.250%, 3/1/2021	45,093
	Dow Chemical Company
10,000	8.550%, 5/15/2019	12,089
	First Quantum Minerals, Ltd.
55,000	7.000%, 2/15/2021[e]	35,612
	Freeport-McMoRan, Inc.
7,000	2.300%, 11/14/2017	6,318
12,000	2.375%, 3/15/2018	10,500
	Glencore Funding, LLC
10,000	1.349%, 4/16/2018[e,f]	8,639
	LyondellBasell Industries NV
10,000	5.000%, 4/15/2019	10,782
	NOVA Chemicals Corporation
40,122	5.250%, 8/1/2023[e]	38,868
	Sappi Papier Holding GmbH
35,000	6.625%, 4/15/2021[e]	35,394

	Total	226,349

Capital Goods (0.5%)
	Berry Plastics Escrow, LLC
30,000	6.000%, 10/15/2022[c,e]	30,075
	Building Materials Corporation of America
15,000	6.000%, 10/15/2025[c,e]	15,150
	Cemex SAB de CV
55,000	5.700%, 1/11/2025[e]	49,225
	CNH Capital, LLC
26,748	3.625%, 4/15/2018	25,996
	Crown Americas Capital Corporation IV
50,000	4.500%, 1/15/2023	49,000
	Harsco Corporation
12,000	2.700%, 10/15/2015	11,994
	L-3 Communications Corporation
13,000	1.500%, 5/28/2017	12,881
	Martin Marietta Materials, Inc.
16,000	1.427%, 6/30/2017[f]	15,880
	Nortek, Inc.
26,748	8.500%, 4/15/2021	28,085
	Owens-Brockway Glass Container, Inc.
55,000	5.000%, 1/15/2022[e]	52,250
	Pentair Finance SA
10,000	3.625%, 9/15/2020	10,125
	Reynolds Group Issuer, Inc.
26,748	9.875%, 8/15/2019	27,684
	Roper Industries, Inc.
11,000	2.050%, 10/1/2018	10,966
	United Rentals, Inc.
55,000	5.500%, 7/15/2025	51,425

	Total	390,736

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Collateralized Mortgage Obligations (2.7%)
	Alternative Loan Trust
$136,390	5.500%, 10/25/2035	$124,279
	Banc of America Alternative Loan Trust
63,666	6.000%, 11/25/2035	56,717
	CHL Mortgage Pass-Through Trust
92,803	4.910%, 1/25/2036	86,672
	Citigroup Mortgage Loan Trust, Inc.
23,649	2.751%, 3/25/2037	18,592
	CitiMortgage Alternative Loan Trust
96,159	5.750%, 4/25/2037	82,618
	Countrywide Alternative Loan Trust
81,746	6.500%, 8/25/2036	62,625
247,053	6.000%, 4/25/2037	180,772
	Credit Suisse First Boston Mortgage Securities Corporation
57,162	5.250%, 10/25/2035	57,016
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
63,516	5.500%, 11/25/2035	60,673
	HomeBanc Mortgage Trust
48,275	2.222%, 4/25/2037	36,178
	J.P. Morgan Alternative Loan Trust
152,142	6.500%, 3/25/2036	132,590
	J.P. Morgan Mortgage Trust
88,885	2.274%, 6/25/2035	88,758
84,716	2.719%, 6/25/2035	85,543
69,647	2.855%, 8/25/2035	69,251
90,150	2.617%, 1/25/2037	79,081
	MortgageIT Trust
76,260	0.454%, 12/25/2035[f]	69,113
	New York Mortgage Trust
80,954	2.619%, 5/25/2036	73,234
	Residential Accredit Loans, Inc. Trust
75,820	5.750%, 9/25/2035	68,273
	Residential Funding Mortgage Security I Trust
91,125	6.000%, 7/25/2037	82,487
	Structured Adjustable Rate Mortgage Loan Trust
93,233	2.792%, 9/25/2035	78,748
	Structured Asset Mortgage Investments, Inc.
139,586	0.504%, 12/25/2035[f]	98,210
	WaMu Mortgage Pass Through Certificates
71,063	2.316%, 10/25/2036	63,478
132,260	0.939%, 1/25/2047[f]	106,803
	Wells Fargo Mortgage Backed Securities Trust
71,809	2.651%, 3/25/2036	71,458
65,720	2.694%, 7/25/2036	64,481
57,040	6.000%, 7/25/2037	56,611

	Total	2,054,261

Communications Services (1.0%)
	21st Century Fox America, Inc.
14,000	6.900%, 3/1/2019	16,101
	AMC Networks, Inc.
46,748	7.750%, 7/15/2021	49,441
	America Movil SAB de CV
10,000	5.000%, 10/16/2019	10,874
	American Tower Corporation
10,000	2.800%, 6/1/2020	9,979

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Communications Services (1.0%) - continued
	AT&T, Inc.
$10,000	1.257%, 6/30/2020[f]	$9,917
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[e]	14,088
	CC Holdings GS V, LLC
10,000	2.381%, 12/15/2017	10,070
	CCO Safari II, LLC
5,000	3.579%, 7/23/2020[e]	4,963
5,000	4.464%, 7/23/2022[e]	5,003
	CenturyLink, Inc.
35,000	6.450%, 6/15/2021	32,025
	Clear Channel Worldwide Holdings, Inc.
40,000	6.500%, 11/15/2022	40,150
	Columbus International, Inc.
50,000	7.375%, 3/30/2021[e]	51,750
	Digicel, Ltd.
56,748	6.000%, 4/15/2021[e]	51,783
	DIRECTV Holdings, LLC
10,000	5.875%, 10/1/2019	11,205
	Frontier Communications Corporation
35,000	8.875%, 9/15/2020[e]	34,300
	Hughes Satellite Systems Corporation
30,000	6.500%, 6/15/2019	32,211
	Intelsat Jackson Holdings SA
26,748	7.250%, 10/15/2020	24,541
	Level 3 Financing, Inc.
33,000	8.625%, 7/15/2020	34,485
	Numericable-SFR
50,000	6.000%, 5/15/2022[e]	48,187
	SBA Tower Trust
16,000	5.101%, 4/17/2017[e]	16,366
	Sprint Corporation
55,000	7.625%, 2/15/2025	42,591
	Telefonica Emisiones SAU
12,000	3.192%, 4/27/2018	12,273
	T-Mobile USA, Inc.
40,000	6.633%, 4/28/2021	40,100
	Univision Communications, Inc.
40,000	5.125%, 5/15/2023[e]	38,000
	UPCB Finance V, Ltd.
36,000	7.250%, 11/15/2021[e]	38,115
	Verizon Communications, Inc.
37,000	2.625%, 2/21/2020	37,110
16,000	4.500%, 9/15/2020	17,333

	Total	732,961

Consumer Cyclical (1.1%)
	AMC Entertainment, Inc.
32,000	5.875%, 2/15/2022	32,160
	Brookfield Residential Properties, Inc.
30,000	6.125%, 7/1/2022[e]	28,575
	Chrysler Group, LLC
26,748	8.250%, 6/15/2021	28,385
	Cinemark USA, Inc.
31,000	4.875%, 6/1/2023	29,605
	Corrections Corporation of America
35,000	5.000%, 10/15/2022	35,087
	Daimler Finance North America, LLC
9,000	1.875%, 1/11/2018[e]	8,940
	ERAC USA Finance, LLC
16,000	2.350%, 10/15/2019[e]	16,002

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Consumer Cyclical (1.1%) - continued
	Ford Motor Credit Company, LLC
$16,000	5.000%, 5/15/2018	$17,017
14,000	2.597%, 11/4/2019	13,857
	General Motors Financial Company, Inc.
26,748	3.250%, 5/15/2018	27,059
21,000	4.375%, 9/25/2021	21,441
	GLP Capital, LP
60,000	4.875%, 11/1/2020	60,750
	Hilton Worldwide Finance, LLC
50,000	5.625%, 10/15/2021	51,625
	Home Depot, Inc.
10,000	0.707%, 9/15/2017[f]	10,016
10,000	2.625%, 6/1/2022	9,996
	Hyundai Capital America
12,000	1.450%, 2/6/2017[e]	11,993
5,000	2.000%, 3/19/2018[e]	4,979
	Jaguar Land Rover Automotive plc
30,000	4.250%, 11/15/2019[e]	28,875
33,000	5.625%, 2/1/2023[e]	32,422
	KB Home
29,000	4.750%, 5/15/2019	27,876
	L Brands, Inc.
33,000	6.625%, 4/1/2021	36,712
	Lennar Corporation
50,000	4.750%, 11/15/2022	48,540
	Macy’s Retail Holdings, Inc.
14,000	7.450%, 7/15/2017	15,374
	MGM Resorts International
55,000	6.000%, 3/15/2023	53,419
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	10,152
	Royal Caribbean Cruises, Ltd.
51,748	5.250%, 11/15/2022	54,077
	Six Flags Entertainment Corporation
40,000	5.250%, 1/15/2021[e]	40,000
	Toll Brothers Finance Corporation
20,000	4.000%, 12/31/2018	20,550
	Volkswagen Group of America Finance, LLC
14,000	0.773%, 11/20/2017[e,f]	13,002
	West Corporation
50,000	5.375%, 7/15/2022[e]	46,187

	Total	834,673

Consumer Non-Cyclical (1.0%)
	Actavis Funding SCS
7,000	1.591%, 3/12/2020[f]	6,935
	Amgen, Inc.
10,000	2.125%, 5/1/2020	9,870
	B&G Foods, Inc.
40,000	4.625%, 6/1/2021	38,500
	BAT International Finance plc
10,000	0.847%, 6/15/2018[e,f]	9,981
	Becton, Dickinson and Company
13,000	1.450%, 5/15/2017	12,976
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,608
	Cardinal Health, Inc.
10,000	1.950%, 6/15/2018	10,011
	Celgene Corporation
10,000	3.550%, 8/15/2022	10,151
	CHS/Community Health Systems, Inc.
33,000	7.125%, 7/15/2020	34,320

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Consumer Non-Cyclical (1.0%) - continued
	Cott Beverages, Inc.
$55,000	5.375%, 7/1/2022	$53,281
	CVS Health Corporation
10,000	2.250%, 12/5/2018	10,145
	EMD Finance, LLC
6,000	0.684%, 3/17/2017[e,f]	5,974
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[e]	49,875
	Forest Laboratories, Inc.
15,000	4.375%, 2/1/2019[e]	15,876
	Fresenius Medical Care US Finance, Inc.
26,748	5.750%, 2/15/2021[e]	28,821
	Gilead Sciences, Inc.
10,000	3.250%, 9/1/2022	10,078
	Grifols Worldwide Operations, Ltd.
40,000	5.250%, 4/1/2022	39,575
	HCA, Inc.
26,748	4.750%, 5/1/2023	26,842
	Hospira, Inc.
10,000	6.050%, 3/30/2017	10,679
	IMS Health, Inc.
30,000	6.000%, 11/1/2020[e]	30,750
	JBS USA, LLC
55,000	5.750%, 6/15/2025[e]	50,600
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,015
	Merck & Company, Inc.
5,000	0.686%, 2/10/2020[f]	4,960
	Mondelez International, Inc.
8,000	2.250%, 2/1/2019	8,050
	Ortho-Clinical Diagnostics, Inc.
50,000	6.625%, 5/15/2022[e]	43,000
	PepsiCo, Inc.
10,000	1.850%, 4/30/2020	9,943
	Pernod Ricard SA
10,000	5.750%, 4/7/2021[e]	11,249
	Revlon Consumer Products Corporation
26,748	5.750%, 2/15/2021	25,946
	Reynolds American, Inc.
10,000	3.250%, 6/12/2020	10,285
	SABMiller plc
12,000	6.500%, 7/15/2018[e]	13,377
	Safeway, Inc.
3,000	3.400%, 12/1/2016	2,987
	Spectrum Brands Escrow Corporation
33,000	6.375%, 11/15/2020	34,815
	Tenet Healthcare Corporation
50,000	8.125%, 4/1/2022	53,145
	TreeHouse Foods, Inc.
40,000	4.875%, 3/15/2022	38,400
	Valeant Pharmaceuticals International
26,748	7.250%, 7/15/2022[e]	27,236
	VPII Escrow Corporation
25,000	7.500%, 7/15/2021[e]	25,750

	Total	785,006

Energy (0.7%)
	Boardwalk Pipelines, Ltd.
11,000	5.875%, 11/15/2016	11,374

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Energy (0.7%) - continued
	Buckeye Partners, LP
$17,000	2.650%, 11/15/2018	$16,829
	CNPC General Capital, Ltd.
13,000	2.750%, 4/19/2017[e]	13,173
	Concho Resources, Inc.
51,748	6.500%, 1/15/2022	50,972
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023[e]	34,000
	Enbridge, Inc.
8,000	0.779%, 6/2/2017[f]	7,858
	EQT Corporation
10,000	8.125%, 6/1/2019	11,749
	Hess Corporation
8,000	8.125%, 2/15/2019	9,343
	Kinder Morgan, Inc.
14,000	5.000%, 2/15/2021[e]	14,306
	Linn Energy, LLC
25,000	6.250%, 11/1/2019	6,375
26,748	8.625%, 4/15/2020	7,222
	MarkWest Energy Partners, LP
55,000	4.875%, 12/1/2024	50,325
	MEG Energy Corporation
33,000	6.375%, 1/30/2023[e]	25,822
	Noble Energy, Inc.
55,000	5.875%, 6/1/2022	54,896
	Pacific Drilling V, Ltd.
40,000	7.250%, 12/1/2017[e]	27,200
	Petrobras International Finance Company
60,000	5.750%, 1/20/2020	44,757
	Petroleos Mexicanos
70,000	5.625%, 1/23/2046[e]	56,970
	Regency Energy Partners, LP
50,000	5.000%, 10/1/2022	48,817
	Sabine Pass Liquefaction, LLC
55,000	5.625%, 3/1/2025[e]	48,469
	Shell International Finance BV
10,000	0.762%, 5/11/2020[f]	9,869
	Southwestern Energy Company
14,000	7.500%, 2/1/2018	14,947

	Total	565,273

Financials (2.0%)
	Abbey National Treasury Services plc
14,000	0.736%, 9/29/2017[f]	13,912
	Air Lease Corporation
14,000	2.125%, 1/15/2018	13,860
5,000	2.625%, 9/4/2018	4,993
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	40,750
	American Express Credit Corporation
10,000	1.386%, 9/14/2020[f]	10,026
	Aviation Capital Group Corporation
8,000	3.875%, 9/27/2016[e]	8,080
	Bank of America Corporation
18,000	5.700%, 5/2/2017	18,996
16,000	1.700%, 8/25/2017	16,042
31,000	1.389%, 3/22/2018[f]	31,177
25,000	5.650%, 5/1/2018	27,278
15,000	8.000%, 12/29/2049[g]	15,675
	BB&T Corporation
16,000	2.050%, 6/19/2018	16,161
	Bear Stearns Companies, LLC
20,000	6.400%, 10/2/2017	21,807

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Financials (2.0%) - continued
	BNP Paribas SA
$12,000	2.375%, 9/14/2017	$12,181
	Caisse Centrale Desjardins du Quebec
7,000	0.959%, 1/29/2018[e,f]	7,026
	Capital One Financial Corporation
14,000	6.150%, 9/1/2016	14,583
	CIT Group, Inc.
30,000	3.875%, 2/19/2019	29,831
	Citigroup, Inc.
21,000	5.500%, 2/15/2017	22,109
15,000	6.000%, 8/15/2017	16,170
21,000	1.850%, 11/24/2017	21,049
12,000	8.500%, 5/22/2019	14,488
	Credit Agricole SA
8,000	1.302%, 6/10/2020[e,f]	7,987
	CyrusOne, LP
26,748	6.375%, 11/15/2022	27,216
	DDR Corporation
8,000	9.625%, 3/15/2016	8,283
	Discover Bank
4,000	8.700%, 11/18/2019	4,779
	Discover Financial Services
8,000	6.450%, 6/12/2017	8,618
	Duke Realty, LP
14,000	8.250%, 8/15/2019	16,961
	Fifth Third Bancorp
20,000	5.450%, 1/15/2017	20,926
	Goldman Sachs Group, Inc.
8,000	2.625%, 1/31/2019	8,099
12,000	7.500%, 2/15/2019	14,026
5,000	1.454%, 4/23/2020[f]	5,013
10,000	1.925%, 11/29/2023[f]	10,059
	Goldman Sachs Group, Inc. Convertible
375,000	0.000%, 9/24/2022	366,919
	Hartford Financial Services Group, Inc.
17,000	6.000%, 1/15/2019	19,017
	HCP, Inc.
10,000	3.750%, 2/1/2019	10,441
	Health Care REIT, Inc.
10,000	4.700%, 9/15/2017	10,537
	HSBC Holdings plc
8,000	6.375%, 12/29/2049[g]	7,630
	Hutchison Whampoa Finance CI, Ltd.
15,000	1.625%, 10/31/2017[e]	14,942
	Icahn Enterprises, LP
50,000	6.000%, 8/1/2020	51,375
	ING Capital Funding Trust III
10,000	3.927%, 12/29/2049[f,g]	9,950
	International Lease Finance Corporation
10,000	2.287%, 6/15/2016[f]	9,950
30,000	5.875%, 4/1/2019	31,545
	Intesa Sanpaolo SPA
4,000	3.875%, 1/16/2018	4,121
15,000	3.875%, 1/15/2019	15,546
	J.P. Morgan Chase & Company
8,000	6.300%, 4/23/2019	9,096
5,000	2.250%, 1/23/2020	4,958
16,000	7.900%, 4/29/2049[g]	16,620
	KeyCorp
12,000	2.300%, 12/13/2018	12,064

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Financials (2.0%) - continued
	Liberty Mutual Group, Inc.
$4,000	5.000%, 6/1/2021[e]	$4,384
	Lloyds Bank plc
7,000	0.856%, 3/16/2018[f]	6,980
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,102
	Mizuho Corporate Bank, Ltd.
14,000	1.550%, 10/17/2017[e]	13,967
	Morgan Stanley
16,000	6.625%, 4/1/2018	17,817
10,000	1.435%, 1/27/2020[f]	10,075
10,000	4.875%, 11/1/2022	10,654
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	41,000
	Murray Street Investment Trust I
24,000	4.647%, 3/9/2017	25,030
	National City Corporation
8,000	6.875%, 5/15/2019	9,222
	Nomura Holdings, Inc.
8,000	2.750%, 3/19/2019	8,126
	Quicken Loans, Inc.
50,000	5.750%, 5/1/2025[e]	46,938
	Realty Income Corporation
12,000	2.000%, 1/31/2018	12,096
	Regions Bank
7,000	7.500%, 5/15/2018	7,848
	Reinsurance Group of America, Inc.
16,000	5.625%, 3/15/2017	16,904
	Royal Bank of Scotland Group plc
9,000	1.267%, 3/31/2017[f]	8,997
	Simon Property Group, LP
10,000	2.500%, 9/1/2020	10,102
	Societe Generale SA
12,000	5.750%, 4/20/2016[e]	12,270
	State Street Corporation
10,000	1.225%, 8/18/2020[f]	10,033
	Sumitomo Mitsui Banking Corporation
24,000	1.300%, 1/10/2017	23,989
	Swiss RE Capital I, LP
12,000	6.854%, 5/29/2049[e,g]	12,165
	Synchrony Financial
22,000	1.875%, 8/15/2017	22,007
5,000	1.530%, 2/3/2020[f]	4,937
	UnitedHealth Group, Inc.
10,000	3.350%, 7/15/2022	10,321
	USB Realty Corporation
5,000	1.436%, 12/29/2049[e,f,g]	4,538
	Voya Financial, Inc.
12,000	2.900%, 2/15/2018	12,253
	Wells Fargo & Company
7,000	0.977%, 1/30/2020[f]	6,985

	Total	1,486,612

Foreign Government (2.6%)
	Brazil Government International Bond
40,000	4.875%, 1/22/2021	38,900
123,000	2.625%, 1/5/2023	99,630
100,000	5.000%, 1/27/2045	74,750
	Colombia Government International Bond
40,000	2.625%, 3/15/2023	35,560
40,000	4.000%, 2/26/2024	38,760
85,000	5.000%, 6/15/2045	72,888

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

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Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Foreign Government (2.6%) - continued
	Croatia Government International Bond
$55,000	6.625%, 7/14/2020[e]	$59,626
	Hungary Government International Bond
70,000	5.750%, 11/22/2023	77,875
50,000	5.375%, 3/25/2024	54,250
	Indonesia Government International Bond
60,000	4.875%, 5/5/2021[e]	61,948
65,000	3.375%, 4/15/2023[e]	59,231
60,000	4.125%, 1/15/2025[e]	55,603
120,000	5.125%, 1/15/2045[e]	105,280
	Mexico Government International Bond
50,000	3.625%, 3/15/2022	50,450
50,000	4.000%, 10/2/2023	50,925
50,000	4.750%, 3/8/2044	45,625
	Panama Government International Bond
32,000	4.000%, 9/22/2024	31,560
	Peru Government International Bond
125,000	4.125%, 8/25/2027	122,500
	Philippines Government International Bond
40,000	7.750%, 1/14/2031	56,689
50,000	6.375%, 10/23/2034	65,361
	Romania Government International Bond
42,000	4.375%, 8/22/2023[e]	43,764
20,000	4.875%, 1/22/2024[e]	21,575
	Russia Government International Bond
200,000	5.000%, 4/29/2020[e]	206,750
85,000	4.875%, 9/16/2023[e]	85,709
	South Africa Government International Bond
50,000	5.500%, 3/9/2020	53,147
	Turkey Government International Bond
125,000	7.000%, 6/5/2020	138,125
85,000	5.125%, 3/25/2022	85,951
67,000	4.250%, 4/14/2026	60,886
32,000	4.875%, 4/16/2043	26,640
	Venezuela Government International Bond
125,000	7.650%, 4/21/2025	41,250

	Total	2,021,208

Mortgage-Backed Securities (3.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
350,000	3.000%, 10/1/2030[c]	364,109
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
250,000	4.000%, 10/1/2045[c]	266,126
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
900,000	3.500%, 10/1/2045[c]	938,840
550,000	4.000%, 10/1/2045[c]	586,674

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Mortgage-Backed Securities (3.4%) - continued
$425,000	4.500%, 10/1/2045[c]	$460,707

	Total	2,616,456

Technology (0.5%)
	Alliance Data Systems Corporation
30,000	5.375%, 8/1/2022[e]	29,250
	Amkor Technology, Inc.
25,000	6.625%, 6/1/2021	23,750
	Apple, Inc.
10,000	0.614%, 5/6/2020[f]	9,954
	Automatic Data Processing, Inc.
10,000	2.250%, 9/15/2020	10,061
	Cisco Systems, Inc.
10,000	0.824%, 3/1/2019[f]	9,970
	Denali Borrower, LLC
52,000	5.625%, 10/15/2020[e]	54,054
	EMC Corporation
8,000	2.650%, 6/1/2020	8,077
	Equinix, Inc.
40,000	5.750%, 1/1/2025	39,700
	Fidelity National Information Services, Inc.
15,000	1.450%, 6/5/2017	14,876
	First Data Corporation
40,000	5.375%, 8/15/2023[e]	39,600
	Freescale Semiconductor, Inc.
40,000	6.000%, 1/15/2022[e]	41,800
	Hewlett Packard Enterprise Company
10,000	3.600%, 10/15/2020[e]	9,997
	Intel Corporation
10,000	3.100%, 7/29/2022	10,159
	Iron Mountain, Inc.
26,748	6.000%, 8/15/2023	26,748
	Oracle Corporation
10,000	2.500%, 5/15/2022	9,855
	Sensata Technologies BV
50,000	4.875%, 10/15/2023[e]	47,750
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	9,931
	Tyco Electronics Group SA
16,000	6.550%, 10/1/2017	17,533

	Total	413,065

Transportation (0.2%)
	Air Canada Pass Through Trust
5,000	3.875%, 3/15/2023[e]	4,838
	American Airlines Pass Through Trust
6,942	4.950%, 1/15/2023	7,411
	Avis Budget Car Rental, LLC
50,000	5.125%, 6/1/2022[e]	48,250
	Continental Airlines, Inc.
21,326	6.250%, 4/11/2020	22,232
	Delta Air Lines, Inc.
15,000	6.750%, 5/23/2017	15,187
9,460	4.950%, 5/23/2019	9,980
8,317	4.750%, 5/7/2020	8,775
	J.B. Hunt Transport Services, Inc.
10,000	3.300%, 8/15/2022	10,081
	Korea Expressway Corporation
13,000	1.625%, 4/28/2017[e]	12,996

	Total	139,750

U.S. Government and Agencies (0.5%)
	U.S. Treasury Notes
350,000	1.875%, 6/30/2020	358,267

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (17.1%)	Value
U.S. Government and Agencies (0.5%) - continued
$55,000	2.125%, 6/30/2022	$56,432

	Total	414,699

Utilities (0.5%)
	Access Midstream Partners, LP
40,000	4.875%, 5/15/2023	37,000
	AES Corporation
26,748	7.375%, 7/1/2021	27,751
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	4,995
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	14,050
	Calpine Corporation
50,000	5.375%, 1/15/2023	46,625
	DTE Energy Company
14,000	2.400%, 12/1/2019	14,087
	Dynegy Finance I, Inc.
55,000	7.375%, 11/1/2022	55,481
	EDP Finance BV
14,000	4.125%, 1/15/2020[e]	14,191
	El Paso Corporation
7,000	7.000%, 6/15/2017	7,462
	Energy Transfer Equity, LP
55,000	5.500%, 6/1/2027	45,650
	Eversource Energy
5,000	1.600%, 1/15/2018	4,979
	Exelon Generation Company, LLC
8,000	5.200%, 10/1/2019	8,743
5,000	2.950%, 1/15/2020	5,066
	NiSource Finance Corporation
7,000	6.400%, 3/15/2018	7,773
	NRG Energy, Inc.
26,748	6.625%, 3/15/2023	24,608
	Pacific Gas & Electric Company
10,000	5.625%, 11/30/2017	10,826
	PG&E Corporation
8,000	2.400%, 3/1/2019	8,055
	Sempra Energy
14,000	6.150%, 6/15/2018	15,529
5,000	2.400%, 3/15/2020	4,995
	Southern California Edison Company
5,000	2.400%, 2/1/2022	4,948
	Xcel Energy, Inc.
10,000	1.200%, 6/1/2017	9,964

	Total	372,778

	Total Long-Term Fixed Income (cost $13,371,077)	13,093,735

Shares	Mutual Funds (7.8%)	Value
Equity Mutual Funds (5.9%)
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	26,518
2,300	BlackRock Resources & Commodities Strategy Trust	16,330
2,200	Cohen & Steers REIT and Preferred Income Fund, Inc.	38,126
18,800	Energy Select Sector SPDR Fund	1,150,560
1,025	Guggenheim Multi-Asset Income ETF	18,911
4,775	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	47,464
5,350	iShares MSCI EAFE Index Fund	306,662
13,473	iShares S&P U.S. Preferred Stock Index Fund	520,058
15,480	Materials Select Sector SPDR Fund	617,962

Shares	Mutual Funds (7.8%)	Value
Equity Mutual Funds (5.9%) - continued
34,200	SPDR S&P Oil & Gas Exploration & Production ETF	$1,123,128
14,090	Utilities Select Sector SPDR Fund	609,956

	Total	4,475,675

Fixed Income Mutual Funds (1.9%)
12,047	Aberdeen Asia-Pacific Income Fund, Inc.	54,211
3,250	Doubleline Income Solutions Fund	56,193
1,895	First Trust High Income Long/Short Fund	26,701
6,018	iShares J.P. Morgan USD Emerging Markets Bond ETF	640,315
11,462	MFS Intermediate Income Trust	52,152
4,377	PIMCO Dynamic Credit Income Fund	79,968
18,944	PowerShares Preferred Portfolio	276,204
9,283	Templeton Global Income Fund	56,533
1,645	Vanguard Short-Term Corporate Bond ETF	131,123
4,234	Western Asset Emerging Markets Debt Fund, Inc.	56,397
6,718	Western Asset High Income Opportunity Fund, Inc.	31,507

	Total	1,461,304

	Total Mutual Funds (cost $6,410,369)	5,936,979

Shares or Principal Amount	Short-Term Investments (6.8%)[h]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.120%, 10/14/2015[i]	99,995
100,000	0.125%, 10/16/2015[i]	99,995
	Thrivent Cash Management Trust
4,887,982	0.110%	4,887,982
	U.S. Treasury Bill
100,000	0.045%, 11/12/2015[j]	99,995

	Total Short-Term Investments (at amortized cost)	5,187,967

	Total Investments (cost $84,494,254) 103.2%	$78,942,212

	Other Assets and Liabilities, Net (3.2%)	(2,471,594)

	Total Net Assets 100.0%	$76,470,618

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2015, the value of these investments was $2,474,674 or 3.2% of total net assets.

f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2015.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of September 30, 2015

(unaudited)

h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i	At September 30, 2015, $199,990 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
j	At September 30, 2015, $99,995 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,109,952
Gross unrealized depreciation	(6,661,994)
Net unrealized appreciation (depreciation)	$(5,552,042)

Cost for federal income tax purposes	$84,494,254

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

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Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Growth and Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	467,169	–	393,654	73,515
Capital Goods	371,794	–	371,794	–
Communications Services	2,721,052	–	2,509,671	211,381
Consumer Cyclical	1,373,599	–	1,325,218	48,381
Consumer Non-Cyclical	1,250,127	–	1,250,127	–
Energy	497,528	–	342,880	154,648
Financials	455,144	–	455,144	–
Technology	578,309	–	578,309	–
Transportation	307,439	–	204,918	102,521
Utilities	274,498	–	274,498	–
Common Stock
Consumer Discretionary	7,093,172	5,448,426	1,644,746	–
Consumer Staples	2,556,149	1,226,809	1,329,340	–
Energy	3,527,233	3,178,588	348,645	–
Financials	14,194,831	9,729,124	4,465,707	–
Health Care	4,690,119	3,710,176	979,943	–
Industrials	4,445,935	2,946,258	1,499,677	–
Information Technology	6,398,387	5,451,673	946,714	–
Materials	1,012,714	415,651	597,063	–
Telecommunications Services	1,042,173	134,408	907,765	–
Utilities	1,466,159	853,744	612,415	–
Long-Term Fixed Income
Asset-Backed Securities	39,908	–	39,908	–
Basic Materials	226,349	–	226,349	–
Capital Goods	390,736	–	390,736	–
Collateralized Mortgage Obligations	2,054,261	–	2,054,261	–
Communications Services	732,961	–	732,961	–
Consumer Cyclical	834,673	–	834,673	–
Consumer Non-Cyclical	785,006	–	785,006	–
Energy	565,273	–	565,273	–
Financials	1,486,612	–	1,119,693	366,919
Foreign Government	2,021,208	–	2,021,208	–
Mortgage-Backed Securities	2,616,456	–	2,616,456	–
Technology	413,065	–	413,065	–
Transportation	139,750	–	139,750	–
U.S. Government and Agencies	414,699	–	414,699	–
Utilities	372,778	–	372,778	–
Mutual Funds
Equity Mutual Funds	4,475,675	4,475,675	–	–
Fixed Income Mutual Funds	1,461,304	1,461,304	–	–
Short-Term Investments	5,187,967	4,887,982	299,985	–

Total	$78,942,212	$43,919,818	$34,065,029	$957,365

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	16,266	16,266	–	–
Credit Default Swaps	1,680	–	1,680	–

Total Asset Derivatives	$17,946	$16,266	$1,680	$–

Liability Derivatives
Futures Contracts	9,472	9,472	–	–

Total Liability Derivatives	$9,472	$9,472	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of September 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(21)	December 2015	($4,600,248)	($4,599,656)	$592
5-Yr. U.S. Treasury Bond Futures	15	December 2015	1,797,148	1,807,734	10,586
10-Yr. U.S. Treasury Bond Futures	(1)	December 2015	(127,325)	(128,734)	(1,409)
30-Yr. U.S. Treasury Bond Futures	2	December 2015	309,600	314,688	5,088
S&P 500 Index Mini-Futures	8	December 2015	771,543	763,480	(8,063)
Total Futures Contracts					$6,794

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 22, 5 Year, at 5.00%; Credit Suisse First Boston Corporation	Buy	6/20/2020	$49,500	$1,680	$1,680
Total Credit Default Swaps				$1,680	$1,680

1

As the buyer of protection, Growth and Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Growth and Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Growth and Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust- Short Term Investment	$8,619,908	$44,096,842	$47,828,768	4,887,982	$4,887,982	$3,110
Total Value and Income Earned	8,619,908				4,887,982	3,110

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (17.1%)[a]	Value
Basic Materials (0.8%)
	Alpha Natural Resources, Inc., Term Loan
$487,519	3.500%, 5/22/2020	$212,314
	Fortescue Metals Group, Ltd., Term Loan
581,927	3.750%, 6/30/2019	474,637
	Ineos US Finance, LLC, Term Loan
622,633	3.750%, 12/15/2020	602,398
	NewPage Corporation, Term Loan
1,077,221	9.500%, 2/11/2021	580,353
	Tronox Pigments BV, Term Loan
811,167	4.250%, 3/19/2020	706,348

	Total	2,576,050

Capital Goods (0.9%)
	ADS Waste Holdings, Inc., Term Loan
545,835	3.750%, 10/9/2019	537,134
	Berry Plastics Group, Inc., Term Loan
645,113	3.500%, 2/8/2020	638,558
100,000	0.000%, 9/17/2022[b,c]	99,734
	Rexnord, LLC, Term Loan
627,200	4.000%, 8/21/2020	620,828
	Silver II Borrower, Term Loan
574,983	4.000%, 12/13/2019	522,757
	Sterigenics-Nordion Holdings, LLC, Term Loan
402,500	4.250%, 5/16/2022	399,232

	Total	2,818,243

Communications Services (6.0%)
	Altice Financing SA, Term Loan
673,312	5.250%, 2/4/2022	669,104
	Atlantic Broadband Penn, LLC, Term Loan
44,013	3.250%, 11/30/2019	43,591
	Birch Communication, Inc., Term Loan
544,056	7.750%, 7/17/2020	542,695
	Cengage Learning Acquisitions, Term Loan
649,339	7.000%, 3/31/2020	643,332
	Charter Communications Operating, LLC, Term Loan
733,125	3.000%, 1/3/2021	720,112
	Cincinnati Bell, Inc., Term Loan
563,500	4.000%, 9/10/2020	560,919
	CSC Holdings, LLC, Term Loan
325,000	0.000%, 9/25/2022[b,c]	322,888
	Fairpoint Communications, Term Loan
625,564	7.500%, 2/14/2019	626,996
	Grande Communications Networks, LLC, Term Loan
625,613	4.500%, 5/29/2020	620,921
	Gray Television, Inc., Term Loan
378,377	3.750%, 6/13/2021	376,769
	Hargray Communications Group, Inc., Term Loan
640,788	5.250%, 6/26/2019	641,589
	iHeartCommunications, Inc., Term Loan
600,000	6.944%, 1/30/2019	496,500
	IMG Worldwide, Inc., Term Loan
830,545	5.250%, 5/6/2021	825,354

Principal Amount	Bank Loans (17.1%)[a]	Value
Communications Services (6.0%) - continued
	Integra Telecom Holdings, Inc., Term Loan
$650,045	5.250%, 8/14/2020	$645,579
	Intelsat Jackson Holdings SA, Term Loan
724,628	3.750%, 6/30/2019	704,158
	Level 3 Communications, Inc., Term Loan
610,000	4.000%, 8/1/2019	609,390
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
745,000	4.500%, 1/7/2022	721,257
	LTS Buyer, LLC, Term Loan
684,250	4.000%, 4/13/2020	670,565
	MCC Georgia, LLC, Term Loan
464,125	3.750%, 6/30/2021	461,688
	NEP/NCP Holdco, Inc., Term Loan
646,854	4.250%, 1/22/2020	632,300
	NTelos, Inc., Term Loan
977,330	5.750%, 11/9/2019	974,281
	Numericable US, LLC, Term Loan
650,000	4.000%, 7/29/2022	636,675
	SBA Senior Finance II, LLC, Term Loan
691,250	3.250%, 3/24/2021	681,939
	TNS, Inc., Term Loan
617,239	5.000%, 2/14/2020	616,085
	Univision Communications, Inc., Term Loan
581,435	4.000%, 3/1/2020	577,255
	Virgin Media Investment Holdings, Ltd., Term Loan
390,526	3.500%, 6/30/2023	384,426
	WideOpenWest Finance, LLC, Term Loan
596,302	4.500%, 4/1/2019	589,874
	WMG Acquisition Corporation, Term Loan
588,000	3.750%, 7/1/2020	575,823
	XO Communications, LLC, Term Loan
541,750	4.250%, 3/20/2021	536,874
	Yankee Cable Acquisition, LLC, Term Loan
569,483	3.444%, 3/1/2020	567,170
	Zayo Group, LLC, Term Loan
650,400	3.750%, 7/2/2019	645,743

	Total	18,321,852

Consumer Cyclical (2.1%)
	Amaya Gaming Group, Inc., Term Loan
188,104	5.000%, 8/1/2021	184,812
	Burlington Coat Factory Warehouse Corporation, Term Loan
542,772	4.250%, 8/13/2021	542,767
	Ceridian HCM Holding, Inc., Term Loan
307,641	4.500%, 9/15/2020	290,915
	Golden Nugget, Inc., Delayed Draw
74,295	5.500%, 11/21/2019	74,365
	Golden Nugget, Inc., Term Loan
173,355	5.500%, 11/21/2019	173,518
	Hilton Worldwide Finance, LLC, Term Loan
314,890	3.500%, 10/26/2020	313,838

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

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Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (17.1%)[a]	Value
Consumer Cyclical (2.1%) - continued
	J.C. Penney Corporation, Inc., Term Loan
$596,275	6.000%, 5/22/2018	$592,178
	Marina District Finance Company, Inc., Term Loan
348,671	6.500%, 8/15/2018	350,843
	MGM Resorts International, Term Loan
537,563	3.500%, 12/20/2019	532,993
	Michaels Stores, Inc., Term Loan
658,350	4.000%, 1/28/2020	658,462
	Mohegan Tribal Gaming Authority, Term Loan
907,870	5.500%, 6/15/2018	903,049
	Pinnacle Entertainment, Inc., Term Loan
18,721	3.750%, 8/13/2020	18,691
	ROC Finance, LLC, Term Loan
735,000	5.000%, 6/20/2019	695,957
	Scientific Games International, Inc., Term Loan
599,325	6.000%, 10/18/2020	590,868
139,298	6.000%, 10/1/2021	137,361
	Seminole Hard Rock Entertainment, Inc., Term Loan
44,432	3.500%, 5/14/2020	43,543
	Seminole Indian Tribe of Florida, Term Loan
502,056	3.000%, 4/29/2020	499,757

	Total	6,603,917

Consumer Non-Cyclical (2.9%)
	Albertsons, Inc., Term Loan
828,100	5.375%, 3/21/2019	827,752
	Catalina Marketing Corporation, Term Loan
681,375	4.500%, 4/9/2021	582,576
	CHS/Community Health Systems, Inc., Term Loan
201,561	3.575%, 12/31/2018	201,172
189,162	3.750%, 1/27/2021	188,748
348,054	4.000%, 1/27/2021	347,967
	Endo Luxembourg Finance I Co Sarl, Term Loan
485,000	3.750%, 9/26/2022[b,c]	483,031
	HCA, Inc., Term Loan
646,800	2.944%, 3/31/2017	645,920
	JBS USA, LLC, Term Loan
659,266	3.750%, 5/25/2018	655,969
140,000	1.500%, 9/19/2022	139,940
	Libbey Glass, Inc., Term Loan
340,688	3.750%, 4/9/2021	339,410
	LTF Merger Sub, Inc., Term Loan
623,438	4.250%, 6/10/2022	620,189
	McGraw-Hill Global Education Holdings, LLC, Term Loan
741,569	4.750%, 3/22/2019[b,c]	741,881
	Ortho-Clinical Diagnostics, Inc., Term Loan
821,139	4.750%, 6/30/2021	804,716
	Owens-Brockway Glass Container, Inc., Term Loan
698,250	3.500%, 9/1/2022	699,996

Principal Amount	Bank Loans (17.1%)[a]	Value
Consumer Non-Cyclical (2.9%) - continued
	Roundy’s Supermarkets, Inc., Term Loan
$639,283	5.750%, 3/3/2021	$556,707
	Supervalu, Inc., Term Loan
516,820	4.500%, 3/21/2019	517,037
	Visant Corporation, Term Loan
688,595	7.000%, 9/23/2021	632,358

	Total	8,985,369

Energy (1.2%)
	Arch Coal, Inc., Term Loan
610,825	6.250%, 5/16/2018	343,589
	Aria Energy Operating, LLC, Term Loan
403,115	5.000%, 5/27/2022	396,060
	Energy Solutions, LLC, Term Loan
773,732	6.750%, 5/29/2020	758,258
	Exgen Renewables I, LLC, Term Loan
406,068	5.250%, 2/6/2021	406,069
	McJunkin Red Man Corporation, Term Loan
352,418	4.750%, 11/8/2019	343,315
	MEG Energy Corporation, Term Loan
682,186	0.000%, 3/31/2020[b,c]	636,139
	Offshore Group Investment, Ltd., Term Loan
310,315	5.750%, 3/28/2019	97,969
	Pacific Drilling SA, Term Loan
581,612	4.500%, 6/3/2018	342,529
	Targa Resources Partners, LP, Term Loan
306,977	5.750%, 2/27/2022	306,593

	Total	3,630,521

Financials (0.8%)
	DJO Finance, LLC, Term Loan
325,000	4.250%, 6/7/2020	323,511
	Harland Clarke Holdings Corporation, Term Loan
561,531	7.000%, 5/22/2018	559,426
	MPH Acquisition Holdings, LLC, Term Loan
70,701	3.750%, 3/31/2021	69,764
	TransUnion, LLC, Term Loan
689,500	3.500%, 4/9/2021	681,743
	WaveDivision Holdings, LLC, Term Loan
733,040	4.000%, 10/15/2019	730,900

	Total	2,365,344

Technology (1.2%)
	Avago Technologies, Ltd., Term Loan
901,443	3.750%, 5/6/2021	900,127
	BMC Software, Inc., Term Loan
521,278	5.000%, 9/10/2020	472,538
	First Data Corporation, Term Loan
670,000	3.696%, 3/23/2018	663,930
140,000	3.696%, 9/24/2018	138,530
	Freescale Semiconductor, Inc., Term Loan
625,648	4.250%, 2/28/2020	624,866
	Merrill Communications, LLC, Term Loan
424,943	6.250%, 6/1/2022	421,756

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

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Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (17.1%)[a]	Value
Technology (1.2%) - continued
	SS&C European Holdings SARL, Term Loan
$48,969	4.000%, 7/8/2022	$49,000
309,551	4.000%, 7/8/2022	309,746

	Total	3,580,493

Transportation (0.7%)
	American Airlines, Inc., Term Loan
1,051,275	3.250%, 6/27/2020	1,039,711
	Delta Airlines, Inc., Term Loan
700,000	3.250%, 8/24/2022	699,825
	OSG Bulk Ships, Inc., Term Loan
266,625	5.250%, 8/5/2019	263,626

	Total	2,003,162

Utilities (0.5%)
	Calpine Corporation, Term Loan
448,858	4.000%, 10/31/2020	447,597
703,421	3.500%, 5/27/2022	691,308
	Intergen NV, Term Loan
581,613	5.500%, 6/15/2020	534,112

	Total	1,673,017

	Total Bank Loans (cost $55,052,218)	52,557,968

Shares	Common Stock (43.4%)	Value
Consumer Discretionary (6.5%)
800	ABC-MART, Inc.	44,724
4,000	Aisan Industry Company, Ltd.	36,704
1,200	Aisin Seiki Company, Ltd.	40,262
3,430	Amazon.com, Inc.[d]	1,755,783
1,880	AutoZone, Inc.[d]	1,360,800
600	Bayerische Motoren Werke AG	41,265
6,000	Berkeley Group Holdings plc	303,722
17,400	Best Buy Company, Inc.	645,888
9,100	BorgWarner, Inc.	378,469
1,300	Brembo SPA	50,293
1,400	Bridgestone Corporation	48,449
6,000	Calsonic Kansei Corporation	45,056
8,560	Cedar Fair, LP	450,342
2,000	Chiyoda Company, Ltd.	64,172
4,300	Cineworld Group plc	36,162
48,155	Comcast Corporation	2,739,056
2,300	Compass Group plc	36,738
900	Daiichikosho Company, Ltd.	31,900
27,700	Debenhams plc	33,153
11,000	Echo Entertainment Group, Ltd.	37,640
22,000	EDION Corporation	151,006
2,600	Electrolux AB	73,468
126,900	Enterprise Inns plc[d]	208,119
1,400	Eutelsat Communications	42,940
14,150	Ford Motor Company	192,015
4,780	General Motors Company	143,496
1,900	Geo Holdings Corporation	30,360
15,000	Gunze, Ltd.	45,375
8,900	Hakuhodo Dy Holdings, Inc.	84,379
3,900	Harman International Industries, Inc.	374,361
8,400	Haseko Corporation	95,158
7,400	Heiwa Corporation	126,914
14,000	Honda Motor Company, Ltd.	417,854
500	Hugo Boss AG	56,221
7,400	Informa plc	63,006
2,500	Intertek Group plc	92,256
11,620	Jarden Corporation[d]	567,986

Shares	Common Stock (43.4%)	Value
Consumer Discretionary (6.5%) - continued
7,500	JB Hi-Fi, Ltd.	$101,003
2,300	JM AB	61,864
7,050	Las Vegas Sands Corporation	267,688
5,000	Luk Fook Holdings International, Ltd.	12,533
42,700	Marston’s plc	96,857
19,510	MDC Partners, Inc.	359,569
4,770	NIKE, Inc.	586,567
7,600	NOK Corporation	164,431
6,500	Oxford Industries, Inc.	480,220
7,000	PanaHome Corporation	45,520
3,900	Papa John’s International, Inc.	267,072
10,500	Papa Murphy’s Holdings, Inc.[d,e]	154,140
9,500	Persimmon plc	289,144
500	Priceline Group, Inc.[d]	618,430
2,500	SES SA	78,899
4,100	SHOWA Corporation	32,690
3,200	Sports Direct International plc[d]	36,713
29,200	Starbucks Corporation	1,659,728
12,900	Sumitomo Forestry Company, Ltd.	144,494
6,400	Sumitomo Rubber Industries, Ltd.	88,840
7,000	Takashimaya Company, Ltd.	56,559
1,300	Tamron Company, Ltd.	23,748
23,900	Target Corporation	1,879,974
13,780	Toll Brothers, Inc.[d]	471,827
32,010	Tuesday Morning Corporation[d]	173,174
14,900	UBM plc	109,701
1,100	Valora Holding AG	209,450
8,000	Wacoal Holdings Corporation	95,719
10,600	WH Smith plc	251,268
9,600	WPP plc	199,862
1,900	Yokohama Rubber Company, Ltd.	33,511

	Total	19,996,687

Consumer Staples (2.4%)
2,300	AarhusKarlshamn AB	149,365
10,260	Anheuser-Busch InBev NV ADR	1,090,843
6,000	Axfood AB	99,114
1,383	Bakkafrost PF	44,206
700	British American Tobacco plc	38,623
5,200	Britvic plc	53,440
500	Carlsberg AS	38,421
30,700	Coca-Cola Company	1,231,684
11,000	Coca-Cola HBC AG	232,854
1,100	Cranswick plc	26,558
1,900	Henkel AG & Company KGaA	167,938
12,900	Imperial Tobacco Group plc	666,913
4,900	Japan Tobacco, Inc.	151,999
2,800	Jeronimo Martins SGPS SA	37,790
4,900	Kao Corporation	222,121
500	Kerry Group plc	37,616
25,100	Koninklijke Ahold NV	489,654
1,100	KOSE Corporation	100,396
6,900	Nestle SA	518,919
5,000	Nippon Meat Packers, Inc.	102,035
6,800	Nisshin Oillio Group, Ltd.	24,645
15,150	Philip Morris International, Inc.	1,201,850
1,300	Royal Unibrew AS	48,674
7,899	SalMar ASA	124,869
4,200	Suedzucker AG	76,377
900	Sugi Holdings Company, Ltd.	40,393
7,600	Swedish Match AB	229,737
400	TSURUHA Holdings, Inc.	34,471

	Total	7,281,505

Energy (3.7%)
1,700	Azrieli Group, Ltd.	67,961

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (43.4%)	Value
Energy (3.7%) - continued
46,160	Cobalt International Energy, Inc.[d]	$326,813
3,260	Concho Resources, Inc.[d]	320,458
18,250	EOG Resources, Inc.	1,328,600
16,270	EQT Corporation	1,053,808
18,000	ERG SPA	251,762
2,800	Idemitsu Kosan Company, Ltd.	42,891
47,000	Kinder Morgan, Inc.	1,300,960
2,900	Royal Dutch Shell plc	68,788
28,000	Royal Dutch Shell plc ADR	1,326,920
9,000	Royal Dutch Shell plc, Class B	212,807
8,500	Showa Shell Sekiyu KK	67,004
54,000	Spectra Energy Corporation	1,418,580
13,000	TonenGeneral Sekiyu KK	125,982
31,900	Total SA ADR[e]	1,426,249
211,570	Weatherford International, Ltd.[d]	1,794,114
5,400	Woodside Petroleum, Ltd.	110,519

	Total	11,244,216

Financials (13.2%)
1,550	Acadia Realty Trust	46,608
2,390	Affiliated Managers Group, Inc.[d]	408,666
1,400	Agree Realty Corporation	41,790
9,340	Alexandria Real Estate Equities, Inc.	790,818
8,600	Allianz SE	1,351,007
7,900	American Capital Agency Corporation	147,730
4,407	American Realty Capital Properties, Inc.	34,022
15,300	Annaly Capital Management, Inc.	151,011
4,050	Apartment Investment & Management Company	149,931
51,650	Apollo Investment Corporation	283,042
23,800	Ares Capital Corporation	344,624
27,140	Assured Guaranty, Ltd.	678,500
22,900	Australia & New Zealand Banking Group, Ltd.	437,532
3,100	AvalonBay Communities, Inc.	541,942
38,100	Bank Hapoalim, Ltd.	191,724
21,674	Bank Leumi Le-Israel BMd	80,902
9,984	Bank of Queensland, Ltd.	81,734
67,000	Bank of Yokohama, Ltd.	407,228
6,600	Bendigo and Adelaide Bank, Ltd.	46,126
23,100	BinckBank NV	190,813
5,900	BioMed Realty Trust, Inc.	117,882
22,020	Blackstone Group, LP	697,373
1,200	Bluerock Residential Growth REIT, Inc.	14,376
900	Bolsas y Mercados Espanoles SA	30,446
6,250	Boston Properties, Inc.	740,000
25,718	Brixmor Property Group, Inc.	603,859
9,590	Camden Property Trust	708,701
15,900	Capital One Financial Corporation	1,153,068
10,396	Capital Shopping Centres Group plc	51,889
31,100	CapitaMall Trust	41,586
1,800	Care Capital Properties, Inc.	59,274
33,500	Charles Schwab Corporation	956,760
1,024	Chesapeake Lodging Trust	26,685
10,000	Chiba Bank, Ltd.	71,011
35,298	Citigroup, Inc.	1,751,134
9,900	CNP Assurances	137,560
450	CoreSite Realty Corporation	23,148
6,900	CubeSmart	187,749
1,350	CyrusOne, Inc.	44,091
30,810	DDR Corporation	473,858
45,600	DEXUS Property Group	229,958
2,900	Digital Realty Trust, Inc.	189,428
37,958	Direct Line Insurance Group plc	215,379

Shares	Common Stock (43.4%)	Value
Financials (13.2%) - continued
9,988	DnB ASA	$129,988
15,700	Duke Realty Corporation	299,085
700	DuPont Fabros Technology, Inc.	18,116
10,230	E*TRADE Financial Corporation[d]	269,356
9,940	Encore Capital Group, Inc.[d,e]	367,780
2,400	EPR Properties	123,768
1,200	Equinix, Inc.	328,080
3,000	Equity Lifestyle Properties, Inc.	175,710
9,050	Equity Residential	679,836
1,600	Essex Property Trust, Inc.	357,472
1,400	Extra Space Storage, Inc.	108,024
600	Federal Realty Investment Trust	81,870
23,800	FlexiGroup, Ltd.	39,460
28,500	Frasers Centrepoint Trust	38,178
66,000	Fukuoka Financial Group, Inc.	314,348
12,786	General Growth Properties, Inc.	332,052
1,900	Geo Group, Inc.	56,506
4,000	Hamborner REIT AG	38,662
8,400	Hang Seng Bank, Ltd.	151,523
4,000	Hannover Rueckversicherung SE	409,726
7,800	HCP, Inc.	290,550
6,273	Health Care REIT, Inc.	424,808
6,100	Healthcare Trust of America, Inc.	149,511
6,500	Henderson Land Development Company, Ltd.	38,868
3,800	Highwoods Properties, Inc.	147,250
11,000	Hokuhoku Financial Group, Inc.	25,186
3,000	Hospitality Properties Trust	76,740
26,996	Host Hotels & Resorts, Inc.	426,807
189,700	HSBC Holdings plc	1,431,038
300	Hudson Pacific Properties, Inc.	8,637
8,700	Hufvudstaden AB	113,998
66,000	Hysan Development Company, Ltd.	274,816
2,200	IG Group Holdings plc	25,640
29,228	Intermediate Capital Group plc	228,616
10,000	Invesco Mortgage Capital, Inc.	122,400
31,750	Invesco, Ltd.	991,552
19,300	Investa Office Fund	53,656
41,500	Investec plc	317,760
3,300	Iron Mountain, Inc.	102,366
20	Japan Logistics Fund, Inc.	35,943
900	Julius Baer Group, Ltd.	40,871
86,800	KeyCorp	1,129,268
1,500	Kilroy Realty Corporation	97,740
12,500	Kimco Realty Corporation	305,375
803	Lamar Advertising Company	41,901
2,400	LaSalle Hotel Properties	68,136
900	Liberty Property Trust	28,359
50,000	Link REIT	275,272
5,300	London Stock Exchange Group plc	194,267
3,450	Macerich Company	265,029
6,300	Medical Properties Trust, Inc.	69,678
23,250	MetLife, Inc.	1,096,237
2,400	Mid-America Apartment Communities, Inc.	196,488
2,100	Muenchener Rueckversicherungs-Gesellschaft AG	392,208
1,500	National Health Investors, Inc.	86,235
5,500	National Retail Properties, Inc.	199,485
143,000	New World Development Company, Ltd.	139,266
57,550	Nordea Bank AB	642,058
8,200	NorthStar Realty Finance Corporation	101,270
10,000	Ogaki Kyoritsu Bank, Ltd.	39,400
11,500	Old Mutual plc	32,957

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (43.4%)	Value
Financials (13.2%) - continued
3,050	Omega Healthcare Investors, Inc.	$107,207
1,600	Outfront Media, Inc.	33,280
14,900	Oversea-Chinese Banking Corporation, Ltd.	92,265
11,700	PacWest Bancorp	500,877
3,400	Parkway Properties, Inc.	52,904
3,700	Physicians Realty Trust	55,833
18,800	Prologis, Inc.	731,320
3,900	Public Storage, Inc.	825,357
2,400	Realty Income Corporation	113,736
2,200	Regency Centers Corporation	136,730
7,700	Renasant Corporation	252,945
14,600	Resona Holdings, Inc.	74,391
1,400	Retail Opportunity Investments Corporation	23,156
5,500	RLJ Lodging Trust	138,985
400	Sabra Healthcare REIT, Inc.	9,272
900	Sampo Oyj	43,558
5,700	Schroders plc	242,204
450	Senior Housing Property Trust	7,290
7,503	Simon Property Group, Inc.	1,378,451
38,200	Skandinaviska Enskilda Banken AB	408,557
1,400	SL Green Realty Corporation	151,424
20,250	Solar Capital, Ltd.	320,355
1,177	Sovran Self Storage, Inc.	110,991
15,100	Spirit Realty Captial, Inc.	138,014
100	St. Galler Kantonalbank AG	36,553
112,200	Stockland	304,827
1,110	Store Capital Corporation	22,933
5,800	Strategic Hotels & Resorts, Inc.[d]	79,982
45,000	Sumitomo Mitsui Trust Holdings, Inc.	164,927
4,500	Summit Hotel Properties, Inc.	52,515
8,800	Swiss Re AG	755,015
1,300	Talanx AG	38,946
2,932	Tanger Factory Outlet Centers, Inc.	96,668
800	Taubman Centers, Inc.	55,264
16,900	UBS Group AG	312,449
6,500	UDR, Inc.	224,120
13,012	UNIQA Insurance Group AG	112,828
25,100	United Overseas Bank, Ltd.	327,734
4,000	Urban Edge Properties	86,360
7,200	Ventas, Inc.	403,632
7,100	Vornado Realty Trust	641,982
4,800	Wallenstam AB	39,467
49,400	Wing Tai Holdings, Ltd.	58,039
1,700	WP Carey, Inc.	98,277
16,450	Zions Bancorporation	453,033
1,200	Zurich Insurance Group AG	294,608

	Total	40,587,408

Health Care (4.3%)
36,510	Abbott Laboratories	1,468,432
3,790	Actavis, Inc.[d]	1,030,160
600	Actelion, Ltd.	76,258
9,190	Akorn, Inc.[d]	261,961
6,460	Alexion Pharmaceuticals, Inc.[d]	1,010,279
7,390	Amgen, Inc.	1,022,185
4,300	Astellas Pharmaceutical, Inc.	55,660
1,900	CSL, Ltd.	119,574
6,100	Essilor International SA	745,231
600	Fresenius Medical Care AG & Company	46,893
500	Gerresheimer AG	36,549
6,900	Hikma Pharmaceuticals plc	238,351
11,790	Hologic, Inc.[d]	461,343
4,710	ICON plc[d]	334,269

Shares	Common Stock (43.4%)	Value
Health Care (4.3%) - continued
2,260	Illumina, Inc.[d]	$397,353
2,500	Kaken Pharmaceutical Company, Ltd.	232,044
900	Lonza Group AG	118,094
16,930	Medtronic, Inc.	1,133,294
24,190	Merck & Company, Inc.	1,194,744
4,500	Nichi-iko Pharmaceutical Company, Ltd.	118,497
6,000	Novartis AG	551,471
1,400	Otsuka Holdings Company, Ltd.	44,704
900	Paramount Bed Holdings Company, Ltd.	26,763
57,570	Pfizer, Inc.	1,808,274
1,600	Recordati SPA	36,921
300	Roche Holding AG	79,641
900	Sanofi	85,681
2,000	Suzuken Company, Ltd.	66,694
600	Teva Pharmaceutical Industries, Ltd.	33,908
3,570	Waters Corporation[d]	422,010

	Total	13,257,238

Industrials (4.3%)
2,000	Aalberts Industries NV	59,273
900	Adecco SA	65,912
13,360	ADT Corporation[e]	399,464
3,700	Aida Engineering, Ltd.	30,506
47,200	Air New Zealand, Ltd.	74,271
22,000	Asahi Glass Company, Ltd.	128,553
26,200	BAE Systems plc	177,599
12,300	Boeing Company	1,610,685
11,300	Central Glass Company, Ltd.	49,386
1,400	Croda International plc	57,447
8,800	CTT-Correios de Portugal SA	98,289
6,000	Dai Nippon Printing Company, Ltd.	57,974
5,448	Dart Group plc	39,889
3,900	Deutsche Post AG	108,042
2,000	DSV AS	74,734
1,000	Elbit Systems, Ltd.	73,923
8,630	EMCOR Group, Inc.	381,878
10,450	FedEx Corporation	1,504,591
9,670	Flowserve Corporation	397,824
467	Flughafen Wien Aktiengesellschaft	42,117
100	Flughafen Zuerich AG	69,603
3,725	Galliford Try plc	89,555
100	Georg Fischer AG	56,678
1,900	Go-Ahead Group plc	70,591
3,100	Hamburger Hafen und Logistik AG	50,505
6,000	Hankyu Hanshin Holdings, Inc.	36,696
9,300	HNI Corporation	398,970
700	Hoshizaki Electric Company, Ltd.	49,068
14,500	Illinois Tool Works, Inc.	1,193,495
2,600	Inaba Denki Sangyo Company, Ltd.	78,450
22,910	Ingersoll-Rand plc	1,163,141
8,900	Intrum Justitia AB	307,869
33,400	ITOCHU Corporation	353,079
1,700	Jardine Matheson Holdings, Ltd.	80,497
700	Jungheinrich AG	50,753
12,400	KITZ Corporation	55,182
9,400	Komatsu, Ltd.	137,977
2,800	KONE Oyj	106,562
2,700	Koninklijke Boskalis Westminster NV	118,187
19,700	Macquarie Infrastructure Corporation	1,470,802
4,800	MIRAIT Holdings Corporation	43,533
6,000	Mitsuboshi Belting, Ltd.	45,671
5,200	Nippon Konpo Unyu Soko Company, Ltd.	91,834

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (43.4%)	Value
Industrials (4.3%) - continued
8,600	Nitto Kogyo Corporation	$150,570
5,000	Obayashi Corporation	42,661
16,700	Rentokil Initial plc	37,304
500	Rieter Holding AG	74,020
5,200	Sandvik AB	44,295
5,900	Siemens AG	527,091
2,800	Teleperformance SA	212,458
1,400	TKH Group NV	50,781
9,000	Toppan Printing Company, Ltd.	72,499
1,200	Travis Perkins plc	35,799
3,700	Tsubakimoto Chain Company	23,189
3,460	WABCO Holdings, Inc.[d]	362,712
1,200	Yuasa Trading Company, Ltd.	24,690

	Total	13,209,124

Information Technology (5.9%)
14,350	Alibaba Group Holding, Ltd. ADR[d,e]	846,220
3,400	Alps Electric Company, Ltd.	96,016
21,440	Apple, Inc.	2,364,832
7,650	Autodesk, Inc.[d]	337,671
8,200	Brother Industries, Ltd.	98,843
18,200	Canon, Inc.	526,481
900	Cap Gemini SA	80,373
5,800	Carsales.com, Ltd.	39,955
6,700	Check Point Software Technologies, Ltd.[d]	531,511
40,020	Cisco Systems, Inc.	1,050,525
3,800	Dialog Semiconductor plc[d]	152,452
1,700	DTS Corporation	40,168
52,300	EMC Corporation	1,263,568
13,260	Facebook, Inc.[d]	1,192,074
16,800	FUJIFILM Holdings NPV	628,020
1,770	Google, Inc., Class Ad	1,129,915
1,695	Google, Inc., Class Cd	1,031,272
4,000	Hitachi Kokusai Electric, Inc.	42,268
1,600	Ingenico Group	193,339
5,000	IRESS, Ltd.	33,746
2,200	IT Holdings Corporation	49,908
2,000	ITOCHU Techno-Solutions Corporation	42,654
16,590	Juniper Networks, Inc.	426,529
1,200	Kyocera Corporation	54,960
15,700	MasterCard, Inc.	1,414,884
28,730	MaxLinear, Inc.[d]	357,401
20,780	Microsoft Corporation	919,723
6,800	NEC Networks & System Integration Corporation	121,574
1,300	NS Solutions Corporation	54,947
1,000	Oracle Corporation Japan	42,229
8,240	Plantronics, Inc.	419,004
15,670	Progress Software Corporation[d]	404,756
12,193	QLIK Technologies, Inc.[d]	444,435
1,700	Samsung Electronics Company, Ltd. GDR	803,978
4,500	SAP SE	291,528
1,300	Trend Micro, Inc.	45,921
2,610	Ultimate Software Group, Inc.[d]	467,216

	Total	18,040,896

Materials (0.9%)
1,420	Airgas, Inc.	126,849
1,350	Ashland, Inc.	135,837
14,300	BillerudKorsnas AB	205,895
12,000	Boral, Ltd.	44,630
3,100	Buzzi Unicem SPA	51,820
3,530	Crown Holdings, Inc.[d]	161,498

Shares	Common Stock (43.4%)	Value
Materials (0.9%) - continued
17,800	Daicel Corporation	$218,509
4,340	Domtar Corporation	155,155
7,000	DOWA Holdings Company, Ltd.	53,045
2,740	FMC Corporation	92,913
100	Givaudan SA	162,716
6,100	Hokuetsu Kishu Paper Company, Ltd.	33,142
1,900	Holmen AB	53,284
4,100	Mondi plc	85,932
1,600	Nippon Steel & Sumitomo Metal Corporation	29,156
28,922	Norsk Hydro ASA	96,442
21,749	OceanaGold Corporation	31,780
7,000	Oji Holdings Corporation	30,045
6,760	Owens-Illinois, Inc.[d]	140,067
1,480	PPG Industries, Inc.	129,781
9,000	Rengo Company, Ltd.	34,788
8,670	Steel Dynamics, Inc.	148,951
12,000	Sumitomo Metal Mining Company, Ltd.	136,317
8,000	Sumitomo Seika Chemicals Company, Ltd.	51,244
7,500	UPM-Kymmene Oyj	112,581
6,000	Vedanta Resources plc	38,650
7,837	Yara International ASA	312,639

	Total	2,873,666

Telecommunications Services (0.9%)
62,000	Bezeq Israel Telecommunication Corporation, Ltd.	118,656
36,000	BT Group plc	229,123
9,600	Elisa Oyj	324,742
7,700	Freenet AG	254,752
131,800	KCOM Group plc	178,033
22,300	Orange SA	338,053
4,300	Proximus SA	148,746
13,900	StarHub, Ltd.	33,845
170,200	Telstra Corporation, Ltd.	672,921
8,500	Vivendi SA	201,381
14,960	Zayo Group Holdings, Inc.[d,e]	379,386

	Total	2,879,638

Utilities (1.3%)
135,900	A2A SPA	168,716
37,500	Brookfield Infrastructure Partners, LPe	1,378,875
20,500	CLP Holdings, Ltd.	175,254
7,000	E.ON SE	60,070
117,800	Electricidade de Portugal SA	431,566
63,600	Enel SPA	283,784
27,050	MDU Resources Group, Inc.	465,260
3,000	National Grid plc	41,781
8,420	NorthWestern Corporation	453,249
13,000	Osaka Gas Company, Ltd.	49,289
40,300	Redes Energeticas Nacionais SGPS SA	120,824
1,400	Severn Trent plc	46,312
1,800	SSE plc	40,739
7,000	Toho Gas Company, Ltd.	41,278
17,800	United Utilities Group plc	249,484

	Total	4,006,481

	Total Common Stock (cost $135,490,098)	133,376,859

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (28.8%)	Value
Asset-Backed Securities (1.3%)
	Asset Backed Securities Corporation Home Equity Loan Trust
$394,175	0.334%, 7/25/2036[f]	$353,618
	Bayview Opportunity Master Fund Trust
132,124	3.623%, 4/28/2030[g]	132,127
265,165	3.228%, 7/28/2034*,h	265,598
	Credit Based Asset Servicing and Securitization, LLC
271,197	3.559%, 12/25/2036[h]	183,921
	First Horizon ABS Trust
309,021	0.354%, 10/25/2034[f,i]	277,395
	GMAC Mortgage Corporation Loan Trust
552,767	0.379%, 8/25/2035[f,i]	509,524
417,419	0.379%, 12/25/2036[f,i]	366,860
	IndyMac INDA Mortgage Loan Trust
275,525	4.720%, 8/25/2036	264,210
	IndyMac INDX Mortgage Loan Trust
475,718	0.404%, 4/25/2046[f]	373,594
	IndyMac Seconds Asset-Backed Trust
257,345	0.534%, 10/25/2036[f,i]	162,252
	J.P. Morgan Mortgage Acquisition Trust
196,164	6.472%, 3/25/2047[h]	150,804
	Lehman XS Trust
209,124	5.440%, 8/25/2035[h]	189,194
	U.S. Residential Opportunity Fund III Trust
294,902	3.721%, 1/27/2035*	294,451
	Wachovia Asset Securitization, Inc.
537,895	0.334%, 7/25/2037*,f,i	473,191

	Total	3,996,739

Basic Materials (0.4%)
	Albemarle Corporation
96,000	3.000%, 12/1/2019	96,418
	Anglo American Capital plc
65,000	1.239%, 4/15/2016[f,g]	64,947
	ArcelorMittal SA
190,000	6.250%, 3/1/2021[e]	171,355
	Corporacion Nacional del Cobre de Chile
200,000	4.500%, 9/16/2025[g]	192,125
	Dow Chemical Company
86,000	8.550%, 5/15/2019	103,963
	Freeport-McMoRan, Inc.
48,000	2.300%, 11/14/2017	43,320
80,000	2.375%, 3/15/2018	70,000
	Glencore Funding, LLC
65,000	1.349%, 4/16/2018[f,g]	56,154
	LyondellBasell Industries NV
80,000	5.000%, 4/15/2019	86,256
	NOVA Chemicals Corporation
341,904	5.250%, 8/1/2023[g]	331,220

	Total	1,215,758

Capital Goods (0.7%)
	Berry Plastics Escrow, LLC
155,000	6.000%, 10/15/2022[c,g]	155,388
	Building Materials Corporation of America
75,000	6.000%, 10/15/2025[c,g]	75,750
	Cemex SAB de CV
300,000	5.700%, 1/11/2025[g]	268,500

Principal Amount	Long-Term Fixed Income (28.8%)	Value
Capital Goods (0.7%) - continued
	CNH Capital, LLC
$227,936	3.625%, 4/15/2018	$221,526
	Crown Americas Capital Corporation IV
190,000	4.500%, 1/15/2023	186,200
	Harsco Corporation
78,000	2.700%, 10/15/2015	77,961
	L-3 Communications Corporation
90,000	1.500%, 5/28/2017	89,177
	Martin Marietta Materials, Inc.
106,000	1.427%, 6/30/2017[f]	105,204
	Nortek, Inc.
227,936	8.500%, 4/15/2021	239,333
	Pentair Finance SA
65,000	3.625%, 9/15/2020	65,813
	Reynolds Group Issuer, Inc.
227,936	9.875%, 8/15/2019	235,914
	Roper Industries, Inc.
71,000	2.050%, 10/1/2018	70,777
	United Rentals, Inc.
290,000	5.500%, 7/15/2025	271,150

	Total	2,062,693

Collateralized Mortgage Obligations (4.0%)
	Alternative Loan Trust
249,883	5.500%, 5/25/2035	251,047
	Banc of America Alternative Loan Trust
596,237	6.000%, 11/25/2035	531,152
	Banc of America Mortgage Securities, Inc.
209,109	2.852%, 9/25/2035	191,565
	Bear Stearns ALT-A Trust
286,640	2.652%, 10/25/2033	284,718
	Countrywide Alternative Loan Trust
490,474	6.500%, 8/25/2036	375,750
	Countrywide Home Loan Mortgage Pass Through Trust
414,931	2.530%, 11/25/2035	351,998
	Credit Suisse First Boston Mortgage Securities Corporation
342,972	5.250%, 10/25/2035	342,097
	Deutsche Alt-A Securities Mortgage Loan Trust
379,653	0.969%, 4/25/2047[f]	326,653
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
635,163	5.500%, 11/25/2035	606,733
	GMAC Mortgage Corporation Loan Trust
262,796	3.194%, 5/25/2035	251,677
	HarborView Mortgage Loan Trust
311,495	2.682%, 7/19/2035	276,750
240,769	2.730%, 12/19/2035	212,516
	J.P. Morgan Alternative Loan Trust
691,275	6.500%, 3/25/2036	602,436
	J.P. Morgan Mortgage Trust
557,175	2.855%, 8/25/2035	554,006
540,899	2.617%, 1/25/2037	474,488
	Merrill Lynch Mortgage Investors Trust
495,913	6.250%, 8/25/2036	405,938
	MortgageIT Trust
762,602	0.454%, 12/25/2035[f]	691,133
796,028	0.394%, 4/25/2036[f]	600,144

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (28.8%)	Value
Collateralized Mortgage Obligations (4.0%) - continued
	New York Mortgage Trust
$215,878	2.619%, 5/25/2036	$195,290
	Residential Accredit Loans, Inc. Trust
405,620	5.750%, 9/25/2035	365,247
	Residential Funding Mortgage Security I Trust
728,998	6.000%, 7/25/2037	659,899
	Structured Adjustable Rate Mortgage Loan Trust
375,050	2.619%, 1/25/2035	311,766
294,168	2.719%, 7/25/2035	251,418
408,691	2.792%, 9/25/2035	345,198
	Structured Asset Mortgage Investments, Inc.
907,309	0.504%, 12/25/2035[f]	638,366
	WaMu Mortgage Pass Through Certificates
175,786	5.000%, 11/25/2018	176,910
181,367	1.798%, 1/25/2037	153,889
332,916	0.939%, 1/25/2047[f]	268,838
	Washington Mutual Mortgage Pass Through Certificates
482,687	0.949%, 2/25/2047[f]	346,070
	Wells Fargo Mortgage Backed Securities Trust
191,490	2.651%, 3/25/2036	190,554
629,239	2.694%, 7/25/2036	617,369
380,264	6.000%, 7/25/2037	377,408

	Total	12,229,023

Communications Services (1.4%)
	21st Century Fox America, Inc.
95,000	6.900%, 3/1/2019	109,261
	AMC Networks, Inc.
227,936	7.750%, 7/15/2021	241,065
	America Movil SAB de CV
71,000	5.000%, 10/16/2019	77,205
	American Tower Corporation
65,000	2.800%, 6/1/2020	64,866
	AT&T, Inc.
65,000	1.257%, 6/30/2020[f]	64,463
	British Sky Broadcasting Group plc
102,000	2.625%, 9/16/2019[g]	102,640
	CC Holdings GS V, LLC
63,000	2.381%, 12/15/2017	63,441
	CCO Safari II, LLC
32,000	3.579%, 7/23/2020[g]	31,764
32,000	4.464%, 7/23/2022[g]	32,017
	CenturyLink, Inc.
230,000	6.450%, 6/15/2021	210,450
	Clear Channel Worldwide Holdings, Inc.
200,000	6.500%, 11/15/2022	200,750
	Columbus International, Inc.
205,000	7.375%, 3/30/2021[g]	212,175
	Digicel, Ltd.
257,936	6.000%, 4/15/2021[g]	235,367
	DIRECTV Holdings, LLC
86,000	5.875%, 10/1/2019	96,361
	Frontier Communications Corporation
200,000	8.875%, 9/15/2020[g]	196,000

Principal Amount	Long-Term Fixed Income (28.8%)	Value
Communications Services (1.4%) - continued
	Hughes Satellite Systems Corporation
$246,000	6.500%, 6/15/2019	$264,130
	Intelsat Jackson Holdings SA
227,936	7.250%, 10/15/2020	209,131
	Level 3 Financing, Inc.
273,000	8.625%, 7/15/2020	285,285
	SBA Tower Trust
84,000	5.101%, 4/17/2017[g]	85,922
	Sprint Corporation
290,000	7.625%, 2/15/2025	224,569
	Telefonica Emisiones SAU
78,000	3.192%, 4/27/2018	79,777
	T-Mobile USA, Inc.
250,000	6.633%, 4/28/2021	250,625
	Univision Communications, Inc.
200,000	5.125%, 5/15/2023[g]	190,000
	UPCB Finance V, Ltd.
292,500	7.250%, 11/15/2021[g]	309,684
	Verizon Communications, Inc.
237,000	2.625%, 2/21/2020	237,703
106,000	4.500%, 9/15/2020	114,828

	Total	4,189,479

Consumer Cyclical (1.4%)
	AMC Entertainment, Inc.
227,000	5.875%, 2/15/2022	228,135
	Chrysler Group, LLC
227,936	8.250%, 6/15/2021	241,886
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	251,165
	Corrections Corporation of America
190,000	5.000%, 10/15/2022	190,475
	Daimler Finance North America, LLC
55,000	1.875%, 1/11/2018[g]	54,636
	ERAC USA Finance, LLC
106,000	2.350%, 10/15/2019[g]	106,015
	Ford Motor Credit Company, LLC
130,000	5.000%, 5/15/2018	138,266
87,000	2.597%, 11/4/2019	86,108
	General Motors Financial Company, Inc.
227,936	3.250%, 5/15/2018	230,583
150,000	4.375%, 9/25/2021	153,147
	Home Depot, Inc.
65,000	0.707%, 9/15/2017[f]	65,101
65,000	2.625%, 6/1/2022	64,972
	Hyundai Capital America
84,000	1.450%, 2/6/2017[g]	83,954
20,000	2.000%, 3/19/2018[g]	19,914
	Jaguar Land Rover Automotive plc
273,000	5.625%, 2/1/2023[g]	268,223
	KB Home
189,000	4.750%, 5/15/2019	181,676
	L Brands, Inc.
273,000	6.625%, 4/1/2021	303,712
	Lennar Corporation
225,000	4.500%, 11/15/2019	226,913
	Macy’s Retail Holdings, Inc.
66,000	7.450%, 7/15/2017	72,477
	MGM Resorts International
300,000	6.000%, 3/15/2023[e]	291,375
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	60,910

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (28.8%)	Value
Consumer Cyclical (1.4%) - continued
	Royal Caribbean Cruises, Ltd.
$517,936	5.250%, 11/15/2022	$541,243
	Six Flags Entertainment Corporation
200,000	5.250%, 1/15/2021[g]	200,000
	Toll Brothers Finance Corporation
76,000	4.000%, 12/31/2018	78,090
	Volkswagen Group of America Finance, LLC
96,000	0.773%, 11/20/2017[f,g]	89,153
	West Corporation
210,000	5.375%, 7/15/2022[g]	193,988

	Total	4,422,117

Consumer Non-Cyclical (1.5%)
	Actavis Funding SCS
40,000	1.591%, 3/12/2020[f]	39,629
	Amgen, Inc.
65,000	2.125%, 5/1/2020	64,152
	B&G Foods, Inc.
120,000	4.625%, 6/1/2021	115,500
	BAT International Finance plc
65,000	0.847%, 6/15/2018[f,g]	64,873
	Becton, Dickinson and Company
80,000	1.450%, 5/15/2017	79,853
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	44,860
	Cardinal Health, Inc.
65,000	1.950%, 6/15/2018	65,070
	Celgene Corporation
65,000	3.550%, 8/15/2022	65,981
	CHS/Community Health Systems, Inc.
273,000	7.125%, 7/15/2020	283,920
	Cott Beverages, Inc.
200,000	5.375%, 7/1/2022	193,748
	CVS Health Corporation
86,000	2.250%, 12/5/2018	87,250
	EMD Finance, LLC
39,000	0.684%, 3/17/2017[f,g]	38,833
	Envision Healthcare Corporation
295,000	5.125%, 7/1/2022[g]	294,262
	Forest Laboratories, Inc.
109,000	4.375%, 2/1/2019[g]	115,367
	Fresenius Medical Care US Finance, Inc.
227,936	5.750%, 2/15/2021[g]	245,601
	Gilead Sciences, Inc.
65,000	3.250%, 9/1/2022	65,510
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	197,876
	HCA, Inc.
227,936	4.750%, 5/1/2023	228,734
	Hospira, Inc.
65,000	6.050%, 3/30/2017	69,413
	IMS Health, Inc.
250,000	6.000%, 11/1/2020[g]	256,250
	JBS USA, LLC
290,000	5.750%, 6/15/2025[g]	266,800
	Laboratory Corporation of America Holdings
35,000	2.625%, 2/1/2020	35,108
	Land O’Lakes, Inc.
260,000	8.000%, 12/31/2049[g,j]	265,850
	Merck & Company, Inc.
40,000	0.686%, 2/10/2020[f]	39,682

Principal Amount	Long-Term Fixed Income (28.8%)	Value
Consumer Non-Cyclical (1.5%) - continued
	Mondelez International, Inc.
$56,000	2.250%, 2/1/2019	$56,351
	PepsiCo, Inc.
65,000	1.850%, 4/30/2020	64,631
	Pernod Ricard SA
80,000	5.750%, 4/7/2021[g]	89,991
	Revlon Consumer Products Corporation
227,936	5.750%, 2/15/2021	221,098
	Reynolds American, Inc.
65,000	3.250%, 6/12/2020	66,855
	SABMiller plc
78,000	6.500%, 7/15/2018[g]	86,953
	Safeway, Inc.
17,000	3.400%, 12/1/2016	16,926
	Spectrum Brands Escrow Corporation
183,000	6.375%, 11/15/2020	193,065
	Spectrum Brands, Inc.
130,000	5.750%, 7/15/2025[g]	132,600
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	192,000
	Valeant Pharmaceuticals International
227,936	7.250%, 7/15/2022[g]	232,096
	WM Wrigley Jr. Company
48,000	2.000%, 10/20/2017[g]	48,387

	Total	4,625,075

Energy (1.0%)
	Boardwalk Pipelines, Ltd.
79,000	5.875%, 11/15/2016	81,684
	Buckeye Partners, LP
100,000	2.650%, 11/15/2018	98,993
	CNPC General Capital, Ltd.
90,000	2.750%, 4/19/2017[g]	91,197
	Concho Resources, Inc.
277,936	6.500%, 1/15/2022	273,767
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023[g]	170,000
	Enbridge, Inc.
54,000	0.779%, 6/2/2017[f]	53,041
	EQT Corporation
88,000	8.125%, 6/1/2019	103,395
	Hess Corporation
42,000	8.125%, 2/15/2019	49,050
	Kinder Morgan, Inc.
100,000	5.000%, 2/15/2021[g]	102,184
	Linn Energy, LLC
227,936	8.625%, 4/15/2020	61,543
	MarkWest Energy Partners, LP
300,000	4.875%, 12/1/2024	274,500
	MEG Energy Corporation
273,000	6.375%, 1/30/2023[g]	213,623
	Pacific Drilling V, Ltd.
200,000	7.250%, 12/1/2017[g]	136,000
	Petrobras International Finance Company
415,000	5.750%, 1/20/2020	309,569
	Petroleos Mexicanos
550,000	5.625%, 1/23/2046[g]	447,618
	Sabine Pass Liquefaction, LLC
300,000	5.625%, 3/1/2025[g]	264,375
	Shell International Finance BV
65,000	0.762%, 5/11/2020[f]	64,151

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (28.8%)	Value
Energy (1.0%) - continued
	Southwestern Energy Company
$100,000	7.500%, 2/1/2018	$106,767

	Total	2,901,457

Financials (4.1%)
	Abbey National Treasury Services plc
100,000	0.736%, 9/29/2017[f]	99,370
	Air Lease Corporation
100,000	2.125%, 1/15/2018	99,000
32,000	2.625%, 9/4/2018	31,958
	Ally Financial, Inc.
325,000	4.750%, 9/10/2018	331,094
	American Express Credit Corporation
65,000	1.386%, 9/14/2020[f]	65,171
	Aviation Capital Group Corporation
51,000	3.875%, 9/27/2016[g]	51,510
	Bank of America Corporation
120,000	5.700%, 5/2/2017	126,642
102,000	1.700%, 8/25/2017	102,268
209,000	1.389%, 3/22/2018[f]	210,197
80,000	5.650%, 5/1/2018	87,289
104,000	8.000%, 12/29/2049[j]	108,680
	BB&T Corporation
130,000	2.050%, 6/19/2018	131,307
	BBVA International Preferred SA Unipersonal
640,000	5.919%, 12/29/2049[j]	648,000
	Bear Stearns Companies, LLC
122,000	6.400%, 10/2/2017	133,020
	BNP Paribas SA
84,000	2.375%, 9/14/2017	85,265
	BPCE SA
320,000	5.150%, 7/21/2024[g]	325,243
	Caisse Centrale Desjardins du Quebec
45,000	0.959%, 1/29/2018[f,g]	45,168
	Capital One Financial Corporation
97,000	6.150%, 9/1/2016	101,039
	CIT Group, Inc.
225,000	3.875%, 2/19/2019	223,734
	Citigroup, Inc.
150,000	5.500%, 2/15/2017	157,922
8,000	6.000%, 8/15/2017	8,624
144,000	1.850%, 11/24/2017	144,337
63,000	8.500%, 5/22/2019	76,063
	Credit Agricole SA
45,000	1.302%, 6/10/2020[f,g]	44,926
	Credit Suisse Group AG
320,000	7.500%, 12/11/2049[g,j]	333,200
	CyrusOne, LP
227,936	6.375%, 11/15/2022	231,925
	DDR Corporation
56,000	9.625%, 3/15/2016	57,978
	Discover Bank
28,000	8.700%, 11/18/2019	33,452
	Discover Financial Services
47,000	6.450%, 6/12/2017	50,631
	Duke Realty, LP
96,000	8.250%, 8/15/2019	116,307
	Fifth Third Bancorp
167,000	5.450%, 1/15/2017	174,735
	Goldman Sachs Group, Inc.
52,000	2.625%, 1/31/2019	52,644
78,000	7.500%, 2/15/2019	91,167
45,000	1.454%, 4/23/2020[f]	45,117

Principal Amount	Long-Term Fixed Income (28.8%)	Value
Financials (4.1%) - continued
$65,000	1.925%, 11/29/2023[f]	$65,384
	Goldman Sachs Group, Inc. Convertible
1,600,000	0.000%, 9/24/2022	1,565,520
	Hartford Financial Services Group, Inc.
120,000	6.000%, 1/15/2019	134,238
	HCP, Inc.
88,000	3.750%, 2/1/2019	91,884
	Health Care REIT, Inc.
88,000	4.700%, 9/15/2017	92,726
	HSBC Holdings plc
47,000	6.375%, 12/29/2049[j]	44,826
	Hutchison Whampoa Finance CI, Ltd.
99,000	1.625%, 10/31/2017[g]	98,618
	Icahn Enterprises, LP
300,000	6.000%, 8/1/2020	308,250
	ING Bank NV
320,000	5.800%, 9/25/2023[g]	346,941
	ING Capital Funding Trust III
68,000	3.927%, 12/29/2049[f,j]	67,660
	International Lease Finance Corporation
80,000	2.287%, 6/15/2016[f]	79,600
250,000	5.875%, 8/15/2022	266,250
	Intesa Sanpaolo SPA
30,000	3.875%, 1/16/2018	30,904
132,000	3.875%, 1/15/2019	136,801
	J.P. Morgan Chase & Company
52,000	6.300%, 4/23/2019	59,125
25,000	2.250%, 1/23/2020	24,792
104,000	7.900%, 4/29/2049[j]	108,030
325,000	6.750%, 8/29/2049[j]	338,406
	KeyCorp
68,000	2.300%, 12/13/2018	68,364
	Liberty Mutual Group, Inc.
35,000	5.000%, 6/1/2021[g]	38,364
	Lloyds Bank plc
40,000	0.856%, 3/16/2018[f]	39,885
	MetLife, Inc.
100,000	1.903%, 12/15/2017	100,731
	Mizuho Corporate Bank, Ltd.
59,000	1.550%, 10/17/2017[g]	58,860
	Morgan Stanley
106,000	6.625%, 4/1/2018	118,035
45,000	1.435%, 1/27/2020[f]	45,337
75,000	4.875%, 11/1/2022	79,907
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	205,000
	Murray Street Investment Trust I
173,000	4.647%, 3/9/2017	180,421
	National City Corporation
56,000	6.875%, 5/15/2019	64,557
	Nomura Holdings, Inc.
56,000	2.750%, 3/19/2019	56,881
	Preferred Term Securities XXIII, Ltd.
609,531	0.537%, 12/22/2036*,f	470,808
	Quicken Loans, Inc.
200,000	5.750%, 5/1/2025[g]	187,750
	Realty Income Corporation
95,000	2.000%, 1/31/2018	95,759
	Regions Bank
43,000	7.500%, 5/15/2018	48,210
	Reinsurance Group of America, Inc.
104,000	5.625%, 3/15/2017	109,873

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (28.8%)	Value
Financials (4.1%) - continued
	Royal Bank of Scotland Group plc
$60,000	1.267%, 3/31/2017[f]	$59,982
320,000	7.640%, 3/29/2049[j]	340,800
320,000	7.648%, 8/29/2049[j]	398,400
200,000	7.500%, 12/29/2049[j]	199,562
	Simon Property Group, LP
65,000	2.500%, 9/1/2020	65,660
	Societe Generale SA
70,000	5.750%, 4/20/2016[g]	71,575
	State Bank of India
170,000	3.622%, 4/17/2019[g]	174,317
	State Street Corporation
65,000	1.225%, 8/18/2020[f]	65,215
	Sumitomo Mitsui Banking Corporation
156,000	1.300%, 1/10/2017	155,930
55,000	0.869%, 1/16/2018[f]	54,739
	Swiss RE Capital I, LP
80,000	6.854%, 5/29/2049[g,j]	81,100
	Synchrony Financial
159,000	1.875%, 8/15/2017	159,049
30,000	1.530%, 2/3/2020[f]	29,625
	UnitedHealth Group, Inc.
65,000	3.350%, 7/15/2022	67,086
	USB Realty Corporation
25,000	1.436%, 12/29/2049[f,g,j]	22,687
	Voya Financial, Inc.
84,000	2.900%, 2/15/2018	85,771
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[k,l]	0
	Wells Fargo & Company
45,000	0.977%, 1/30/2020[f]	44,903

	Total	12,530,081

Foreign Government (5.5%)
	Brazil Government International Bond
275,000	4.875%, 1/22/2021	267,437
830,000	2.625%, 1/5/2023[e]	672,300
785,000	5.000%, 1/27/2045	586,788
	Colombia Government International Bond
365,000	2.625%, 3/15/2023	324,485
350,000	4.000%, 2/26/2024	339,150
625,000	5.000%, 6/15/2045	535,938
	Costa Rica Government International Bond
700,000	7.158%, 3/12/2045[g]	619,500
	Croatia Government International Bond
490,000	6.625%, 7/14/2020[g]	531,209
	Export-Import Bank of Korea
45,000	2.250%, 1/21/2020	44,900
	Hungary Government International Bond
240,000	4.000%, 3/25/2019	249,000
562,000	5.750%, 11/22/2023	625,225
420,000	5.375%, 3/25/2024	455,700
	Indonesia Government International Bond
390,000	4.875%, 5/5/2021[g]	402,664
415,000	3.375%, 4/15/2023[g]	378,168
360,000	4.125%, 1/15/2025[g]	333,616
760,000	5.125%, 1/15/2045[g]	666,774

Principal Amount	Long-Term Fixed Income (28.8%)	Value
Foreign Government (5.5%) - continued
	Mexico Government International Bond
$344,000	3.625%, 3/15/2022	$347,096
420,000	4.000%, 10/2/2023	427,770
300,000	3.600%, 1/30/2025	293,625
344,000	4.750%, 3/8/2044	313,900
450,000	4.600%, 1/23/2046	400,500
	Panama Government International Bond
280,000	4.000%, 9/22/2024	276,150
280,000	3.750%, 3/16/2025	270,900
	Peru Government International Bond
815,000	4.125%, 8/25/2027	798,700
	Philippines Government International Bond
265,000	7.750%, 1/14/2031	375,563
350,000	6.375%, 10/23/2034	457,526
	Romania Government International Bond
276,000	4.375%, 8/22/2023[g]	287,592
130,000	4.875%, 1/22/2024[g]	140,237
	Russia Government International Bond
1,000,000	5.000%, 4/29/2020[e,g]	1,033,750
700,000	4.875%, 9/16/2023[g]	705,838
	Slovenia Government International Bond
195,000	4.125%, 2/18/2019[g]	205,725
	South Africa Government International Bond
340,000	5.500%, 3/9/2020	361,403
295,000	5.875%, 5/30/2022	318,600
160,000	5.375%, 7/24/2044	149,000
	Turkey Government International Bond
800,000	7.000%, 6/5/2020	884,000
565,000	5.125%, 3/25/2022	571,322
563,000	4.250%, 4/14/2026	511,626
280,000	4.875%, 4/16/2043	233,100
	Venezuela Government International Bond
820,000	7.650%, 4/21/2025	270,600

	Total	16,667,377

Mortgage-Backed Securities (4.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
46,652	5.500%, 12/1/2017	48,112
1,130,000	3.000%, 10/1/2030[c]	1,175,553
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
12,422	9.000%, 11/1/2024	14,164
707	9.000%, 4/1/2025	827
702	8.500%, 9/1/2025	736
4,920	8.000%, 6/1/2027	6,083
944	8.500%, 7/1/2027	1,091
3,373	8.000%, 10/1/2027	3,943
2,105	8.000%, 8/1/2030	2,510
680,000	4.000%, 10/1/2045[c]	723,863
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
800,000	3.500%, 10/1/2030[c]	845,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (28.8%)	Value
Mortgage-Backed Securities (4.9%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$1,390	10.500%, 8/1/2020	$1,526
4,017	9.500%, 4/1/2025	4,037
791	8.500%, 11/1/2025	890
1,225	8.500%, 5/1/2026	1,282
291	8.000%, 8/1/2026	291
914	8.000%, 11/1/2026	1,119
12,622	8.000%, 9/1/2027	14,830
3,281	8.000%, 12/1/2027	3,326
5,341	8.500%, 4/1/2030	6,582
5,025,000	3.500%, 10/1/2045[c]	5,241,860
3,775,000	4.000%, 10/1/2045[c]	4,026,717
2,600,000	4.500%, 10/1/2045[c]	2,818,441
	Government National Mortgage Association 30-Yr. Pass Through
1,709	9.500%, 1/15/2025	1,952
6,152	6.000%, 5/15/2026	6,912
5,315	8.500%, 6/15/2026	5,407
1,595	8.500%, 7/15/2026	1,808
6,405	8.000%, 9/15/2026	7,392
2,683	7.500%, 10/15/2026	2,977
414	8.000%, 11/15/2026	415
206	8.500%, 11/15/2026	207
1,171	9.000%, 12/15/2026	1,438
10,272	7.500%, 4/15/2027	11,622
2,394	8.000%, 6/20/2027	2,855
198	8.000%, 8/15/2027	198
13,779	7.500%, 7/15/2028	14,376
25,280	6.000%, 12/15/2028	28,756
28,211	6.000%, 6/15/2029	32,072
9,281	8.000%, 5/15/2030	9,431

	Total	15,070,601

Technology (0.8%)
	Alliance Data Systems Corporation
195,000	5.375%, 8/1/2022[g]	190,125
	Apple, Inc.
65,000	0.614%, 5/6/2020[f]	64,703
	Automatic Data Processing, Inc.
65,000	2.250%, 9/15/2020	65,398
	Cisco Systems, Inc.
65,000	0.824%, 3/1/2019[f]	64,805
	Denali Borrower, LLC
425,000	5.625%, 10/15/2020[g]	441,787
	EMC Corporation
56,000	2.650%, 6/1/2020	56,537
	Equinix, Inc.
200,000	5.750%, 1/1/2025	198,500
	Fidelity National Information Services, Inc.
109,000	1.450%, 6/5/2017	108,096
	First Data Corporation
200,000	5.375%, 8/15/2023[g]	198,000
	Freescale Semiconductor, Inc.
245,000	6.000%, 1/15/2022[g]	256,025
	Hewlett Packard Enterprise Company
64,000	3.600%, 10/15/2020[g]	63,982
	Intel Corporation
65,000	3.100%, 7/29/2022	66,031
	Iron Mountain, Inc.
227,936	6.000%, 8/15/2023	227,936
	Oracle Corporation
65,000	2.500%, 5/15/2022	64,055

Principal Amount	Long-Term Fixed Income (28.8%)	Value
Technology (0.8%) - continued
	Sensata Technologies BV
$280,000	4.875%, 10/15/2023[g]	$267,400
	Texas Instruments, Inc.
65,000	1.750%, 5/1/2020	64,555
	Tyco Electronics Group SA
130,000	6.550%, 10/1/2017	142,455

	Total	2,540,390

Transportation (0.3%)
	Air Canada Pass Through Trust
25,000	3.875%, 3/15/2023[g]	24,188
	American Airlines Pass Through Trust
48,598	4.950%, 1/15/2023	51,879
	Avis Budget Car Rental, LLC
130,000	5.125%, 6/1/2022[g]	125,450
	Continental Airlines, Inc.
181,732	6.250%, 4/11/2020	189,456
	Delta Air Lines, Inc.
107,000	6.750%, 5/23/2017	108,337
83,245	4.950%, 5/23/2019	87,823
73,191	4.750%, 5/7/2020	77,216
	J.B. Hunt Transport Services, Inc.
65,000	3.300%, 8/15/2022	65,529
	Korea Expressway Corporation
93,000	1.625%, 4/28/2017[g]	92,968
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[g]	169,125

	Total	991,971

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
1,685,000	1.875%, 6/30/2020	1,724,800
420,000	2.125%, 6/30/2022	430,937

	Total	2,155,737

Utilities (0.8%)
	Access Midstream Partners, LP
325,000	4.875%, 5/15/2023	300,625
	AES Corporation
227,936	7.375%, 7/1/2021	236,484
	Arizona Public Service Company
40,000	2.200%, 1/15/2020	39,960
	Berkshire Hathaway Energy Company
96,000	2.400%, 2/1/2020	96,343
	Calpine Corporation
210,000	5.375%, 1/15/2023	195,825
	DTE Energy Company
96,000	2.400%, 12/1/2019	96,596
	Dynegy Finance I, Inc.
160,000	7.375%, 11/1/2022	161,400
	EDP Finance BV
96,000	4.125%, 1/15/2020[g]	97,307
	El Paso Corporation
50,000	7.000%, 6/15/2017	53,302
	Electricite de France SA
320,000	5.625%, 12/29/2049[g,j]	316,160
	Energy Transfer Equity, LP
290,000	5.500%, 6/1/2027	240,700
	Eversource Energy
30,000	1.600%, 1/15/2018	29,874
	Exelon Generation Company, LLC
52,000	5.200%, 10/1/2019	56,831
30,000	2.950%, 1/15/2020	30,398
	NiSource Finance Corporation
41,000	6.400%, 3/15/2018	45,526

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (28.8%)	Value
Utilities (0.8%) - continued
	NRG Energy, Inc.
$227,936	6.625%, 3/15/2023	$209,701
	Pacific Gas & Electric Company
65,000	5.625%, 11/30/2017	70,371
	PG&E Corporation
57,000	2.400%, 3/1/2019	57,388
	Sempra Energy
100,000	6.150%, 6/15/2018	110,922
25,000	2.400%, 3/15/2020	24,974
	Southern California Edison Company
20,000	2.400%, 2/1/2022	19,790
	Xcel Energy, Inc.
65,000	1.200%, 6/1/2017	64,768

	Total	2,555,245

	Total Long-Term Fixed Income (cost $90,708,383)	88,153,743

Shares	Mutual Funds (4.0%)	Value
Equity Mutual Funds (3.0%)
13,850	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	177,003
15,400	BlackRock Resources & Commodities Strategy Trust	109,340
15,800	Cohen & Steers REIT and Preferred Income Fund, Inc.	273,814
33,800	Energy Select Sector SPDR Fund	2,068,560
6,800	Guggenheim Multi-Asset Income ETF	125,460
31,800	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	316,092
9,960	iShares MSCI EAFE Index Fund	570,907
44,700	Materials Select Sector SPDR Fund	1,784,424
61,600	SPDR S&P Oil & Gas Exploration & Production ETF	2,022,944
40,550	Utilities Select Sector SPDR Fund	1,755,410

	Total	9,203,954

Fixed Income Mutual Funds (1.0%)
82,771	Aberdeen Asia-Pacific Income Fund, Inc.	372,469
21,125	Doubleline Income Solutions Fund	365,251
13,042	First Trust High Income Long/Short Fund	183,762
79,271	MFS Intermediate Income Trust	360,683
25,714	PIMCO Dynamic Credit Income Fund	469,795
63,832	Templeton Global Income Fund	388,737
5,430	Vanguard Short-Term Corporate Bond ETF	432,825
29,063	Western Asset Emerging Markets Debt Fund, Inc.	387,119
46,185	Western Asset High Income Opportunity Fund, Inc.	216,608

	Total	3,177,249

	Total Mutual Funds (cost $13,423,622)	12,381,203

Shares	Preferred Stock (1.7%)	Value
Financials (1.6%)
16,000	Affiliated Managers Group, Inc., 5.250%	399,840
4,800	Agribank FCB, 6.875%[j]	504,900
288	Bank of America Corporation, Convertible, 7.250%[j]	310,176
25,915	Citigroup, Inc., 6.875%[j]	691,153

Shares	Preferred Stock (1.7%)	Value
Financials (1.6%) - continued
6,250	Farm Credit Bank of Texas, 6.750%[g,j]	$652,734
13,000	Goldman Sachs Group, Inc., 5.500%[j]	318,240
17,350	HSBC USA, Inc., 6.500%[j]	440,170
520	M&T Bank Corporation, 6.375%[j]	527,800
12,800	Morgan Stanley, 7.125%[j]	351,360
8,640	U.S. Bancorp, 6.500%[j]	248,141
320	Wells Fargo & Company, Convertible, 7.500%[j]	373,760

	Total	4,818,274

Materials (0.1%)
12,800	CHS, Inc., 7.100%[j]	339,968

	Total	339,968

Utilities (<0.1%)
4,000	Southern California Edison Company Trust IV, 5.375%[j]	103,000

	Total	103,000

	Total Preferred Stock (cost $5,117,290)	5,261,242

Shares	Collateral Held for Securities Loaned (2.3%)	Value
7,167,074	Thrivent Cash Management Trust	7,167,074

	Total Collateral Held for Securities Loaned (cost $7,167,074)	7,167,074

Shares or Principal Amount	Short-Term Investments (9.8%)[m]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.100%, 10/9/2015[n]	99,998
100,000	0.125%, 10/16/2015[n]	99,995
100,000	0.140%, 10/21/2015[n]	99,992
	Thrivent Cash Management Trust
29,717,462	0.110%	29,717,462
	U.S. Treasury Bill
100,000	0.045%, 11/12/2015[o]	99,995

	Total Short-Term Investments (at amortized cost)	30,117,442

	Total Investments (cost $337,076,127) 107.1%	$329,015,531

	Other Assets and Liabilities, Net (7.1%)	(21,907,123)

	Total Net Assets 100.0%	$307,108,408

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

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Schedule of Investments as of September 30, 2015

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2015.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2015, the value of these investments was $17,331,106 or 5.6% of total net assets.

h

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2015.

i	All or a portion of the security is insured or guaranteed.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Defaulted security. Interest is not being accrued.
l

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At September 30, 2015, $299,985 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
o	At September 30, 2015, $99,995 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Income Plus Portfolio owned as of September 30, 2015.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust, 7/28/2034	11/12/2014	$264,502
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	609,531
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	294,902
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	537,895

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,693,200
Gross unrealized depreciation	(18,753,796)

Net unrealized appreciation (depreciation)	$(8,060,596)

Cost for federal income tax purposes	$337,076,127

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Balanced Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,576,050	–	2,576,050	–
Capital Goods	2,818,243	–	2,818,243	–
Communications Services	18,321,852	–	17,158,236	1,163,616
Consumer Cyclical	6,603,917	–	6,560,374	43,543
Consumer Non-Cyclical	8,985,369	–	8,985,369	–
Energy	3,630,521	–	2,466,194	1,164,327
Financials	2,365,344	–	2,365,344	–
Technology	3,580,493	–	3,580,493	–
Transportation	2,003,162	–	1,739,536	263,626
Utilities	1,673,017	–	1,673,017	–
Common Stock
Consumer Discretionary	19,996,687	15,526,585	4,470,102	–
Consumer Staples	7,281,505	3,524,377	3,757,128	–
Energy	11,244,216	10,296,502	947,714	–
Financials	40,587,408	28,292,440	12,294,968	–
Health Care	13,257,238	10,544,304	2,712,934	–
Industrials	13,209,124	8,883,562	4,325,562	–
Information Technology	18,040,896	15,405,514	2,635,382	–
Materials	2,873,666	1,091,051	1,782,615	–
Telecommunications Services	2,879,638	379,386	2,500,252	–
Utilities	4,006,481	2,297,384	1,709,097	–
Long-Term Fixed Income
Asset-Backed Securities	3,996,739	–	3,996,739	–
Basic Materials	1,215,758	–	1,215,758	–
Capital Goods	2,062,693	–	2,062,693	–
Collateralized Mortgage Obligations	12,229,023	–	12,229,023	–
Communications Services	4,189,479	–	4,189,479	–
Consumer Cyclical	4,422,117	–	4,422,117	–
Consumer Non-Cyclical	4,625,075	–	4,625,075	–
Energy	2,901,457	–	2,901,457	–
Financials^	12,530,081	–	10,964,561	1,565,520
Foreign Government	16,667,377	–	16,667,377	–
Mortgage-Backed Securities	15,070,601	–	15,070,601	–
Technology	2,540,390	–	2,540,390	–
Transportation	991,971	–	991,971	–
U.S. Government and Agencies	2,155,737	–	2,155,737	–
Utilities	2,555,245	–	2,555,245	–
Mutual Funds
Equity Mutual Funds	9,203,954	9,203,954	–	–
Fixed Income Mutual Funds	3,177,249	3,177,249	–	–
Preferred Stock
Financials	4,818,274	3,132,840	1,685,434	–
Materials	339,968	339,968	–	–
Utilities	103,000	103,000	–	–
Collateral Held for Securities Loaned	7,167,074	7,167,074	–	–
Short-Term Investments	30,117,442	29,717,462	399,980	–

Total	$329,015,531	$149,082,652	$175,732,247	$4,200,632

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	92,407	92,407	–	–
Credit Default Swaps	25,198	–	25,198	–

Total Asset Derivatives	$117,605	$92,407	$25,198	$–

Liability Derivatives
Futures Contracts	57,401	57,401	–	–

Total Liability Derivatives	$57,401	$57,401	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

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Schedule of Investments as of September 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(136)	December 2015	($29,792,085)	($29,788,250)	$3,835
5-Yr. U.S. Treasury Bond Futures	91	December 2015	10,905,353	10,966,923	61,570
10-Yr. U.S. Treasury Bond Futures	(10)	December 2015	(1,273,328)	(1,287,343)	(14,015)
30-Yr. U.S. Treasury Bond Futures	10	December 2015	1,546,906	1,573,438	26,532
S&P 500 Index Mini-Futures	36	December 2015	3,479,046	3,435,660	(43,386)
Ultra Long Term U.S. Treasury Bond Futures	7	December 2015	1,122,373	1,122,843	470
Total Futures Contracts					$35,006

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 22, 5 Year, at 5.00%; Credit Suisse First Boston Corporation	Buy	6/20/2020	$742,500	$25,198	$25,198
Total Credit Default Swaps				$25,198	$25,198

1

As the buyer of protection, Balanced Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Balanced Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$6,533,365	$40,409,123	$39,775,414	7,167,074	$7,167,074	$29,479
Cash Management Trust-Short Term Investment	28,196,804	106,382,022	104,861,364	29,717,462	29,717,462	14,446
Total Value and Income Earned	34,730,169				36,884,536	43,925

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Basic Materials (0.8%)
	Alpha Natural Resources, Inc., Term Loan
$324,196	3.500%, 5/22/2020	$141,187
	Fortescue Metals Group, Ltd., Term Loan
923,890	3.750%, 6/30/2019	753,552
	Ineos US Finance, LLC, Term Loan
852,674	3.750%, 12/15/2020	824,962
	NewPage Corporation, Term Loan
954,809	9.500%, 2/11/2021	514,404
	Tronox Pigments BV, Term Loan
1,287,619	4.250%, 3/19/2020	1,121,233
	Wausau Paper Corporation, Term Loan
591,079	6.500%, 7/30/2020	588,123

	Total	3,943,461

Capital Goods (0.6%)
	ADS Waste Holdings, Inc., Term Loan
561,833	3.750%, 10/9/2019	552,878
	Berry Plastics Group, Inc., Term Loan
585,000	3.500%, 2/8/2020	579,057
300,000	0.000%, 9/17/2022[b,c]	299,202
	Rexnord, LLC, Term Loan
588,000	4.000%, 8/21/2020	582,026
	Silver II Borrower, Term Loan
551,984	4.000%, 12/13/2019	501,847
	Sterigenics-Nordion Holdings, LLC, Term Loan
430,000	4.250%, 5/16/2022	426,508

	Total	2,941,518

Communications Services (4.4%)
	Altice Financing SA, Term Loan
299,250	5.250%, 2/4/2022	297,380
	Atlantic Broadband Penn, LLC, Term Loan
107,587	3.250%, 11/30/2019	106,556
	Birch Communication, Inc., Term Loan
680,070	7.750%, 7/17/2020	678,369
	Block Communications, Inc., Term Loan
470,250	4.000%, 11/7/2021	470,838
	Cengage Learning Acquisitions, Term Loan
606,049	7.000%, 3/31/2020	600,443
	Charter Communications Operating, LLC, Term Loan
59,242	3.000%, 7/1/2020	58,465
586,500	3.000%, 1/3/2021	576,090
	Cincinnati Bell, Inc., Term Loan
674,947	4.000%, 9/10/2020	671,856
	Clear Channel Communications, Inc., Term Loan
132,102	7.694%, 7/30/2019	109,975
	CommScope, Inc., Term Loan
880,000	3.750%, 12/29/2022	878,170
	CSC Holdings, LLC, Term Loan
875,000	0.000%, 9/25/2022[b,c]	869,312
	Fairpoint Communications, Term Loan
525,059	7.500%, 2/14/2019	526,261

Principal Amount	Bank Loans (13.3%)[a]	Value
Communications Services (4.4%) - continued
	Grande Communications Networks, LLC, Term Loan
$782,016	4.500%, 5/29/2020	$776,151
	Gray Television, Inc., Term Loan
431,796	3.750%, 6/13/2021	429,960
	Hargray Communications Group, Inc., Term Loan
664,503	5.250%, 6/26/2019	665,334
	iHeartCommunications, Inc., Term Loan
570,744	6.944%, 1/30/2019	472,291
	IMG Worldwide, Inc., Term Loan
766,245	5.250%, 5/6/2021	761,456
	Integra Telecom Holdings, Inc., Term Loan
823,860	5.250%, 8/14/2020	818,200
	Intelsat Jackson Holdings SA, Term Loan
556,029	3.750%, 6/30/2019	540,321
	Level 3 Communications, Inc., Term Loan
800,000	4.000%, 1/15/2020	797,000
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
725,000	4.500%, 1/7/2022	701,894
	LTS Buyer, LLC, Term Loan
892,673	4.000%, 4/13/2020	874,820
	NEP/NCP Holdco, Inc., Term Loan
780,145	4.250%, 1/22/2020	762,591
	NTelos, Inc., Term Loan
570,121	5.750%, 11/9/2019	568,343
	Numericable US, LLC, Term Loan
860,000	4.000%, 7/29/2022	842,370
	SBA Senior Finance II, LLC, Term Loan
469,063	3.250%, 3/24/2021	462,744
89,775	3.250%, 6/10/2022	88,410
	TNS, Inc., Term Loan
573,224	5.000%, 2/14/2020	572,152
	Univision Communications, Inc., Term Loan
887,036	4.000%, 3/1/2020	880,658
	Virgin Media Investment Holdings, Ltd., Term Loan
403,993	3.500%, 6/30/2023	397,682
	WideOpenWest Finance, LLC, Term Loan
624,406	4.500%, 4/1/2019	617,675
	WMG Acquisition Corporation, Term Loan
588,000	3.750%, 7/1/2020	575,823
	XO Communications, LLC, Term Loan
640,250	4.250%, 3/20/2021	634,488
	Yankee Cable Acquisition, LLC, Term Loan
549,734	3.444%, 3/1/2020	547,502
	Zayo Group, LLC, Term Loan
672,149	3.750%, 7/2/2019	667,337

	Total	20,298,917

Consumer Cyclical (2.0%)
	Amaya Gaming Group, Inc., Term Loan
524,710	5.000%, 8/1/2021	515,528

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

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Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Consumer Cyclical (2.0%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$506,237	4.250%, 8/13/2021	$506,232
	Ceridian HCM Holding, Inc., Term Loan
288,414	4.500%, 9/15/2020	272,733
	Chrysler Group, LLC, Term Loan
487,277	3.500%, 5/24/2017	484,597
	Dollar Tree, Inc., Term Loan
563,500	3.500%, 7/6/2022	563,421
	FCA US, LLC, Term Loan
270,875	3.250%, 12/31/2018	268,166
	Golden Nugget, Inc., Delayed Draw
64,294	5.500%, 11/21/2019	64,354
	Golden Nugget, Inc., Term Loan
150,019	5.500%, 11/21/2019	150,160
	Hilton Worldwide Finance, LLC, Term Loan
436,294	3.500%, 10/26/2020	434,837
	J.C. Penney Corporation, Inc., Term Loan
586,500	6.000%, 5/22/2018	582,471
	Las Vegas Sands, LLC, Term Loan
491,250	3.250%, 12/19/2020	486,033
	Marina District Finance Company, Inc., Term Loan
285,276	6.500%, 8/15/2018	287,054
	MGM Resorts International, Term Loan
1,207,073	3.500%, 12/20/2019	1,196,813
	Michaels Stores, Inc., Term Loan
683,100	4.000%, 1/28/2020	683,216
	Mohegan Tribal Gaming Authority, Term Loan
672,864	5.500%, 6/15/2018	669,291
	Pinnacle Entertainment, Inc., Term Loan
291,182	3.750%, 8/13/2020	290,714
	ROC Finance, LLC, Term Loan
588,000	5.000%, 6/20/2019	556,765
	Scientific Games International, Inc., Term Loan
589,500	6.000%, 10/18/2020	581,182
99,250	6.000%, 10/1/2021	97,869
	Seminole Hard Rock Entertainment, Inc., Term Loan
311,535	3.500%, 5/14/2020	305,304
	Seminole Indian Tribe of Florida, Term Loan
495,000	3.000%, 4/29/2020	492,733

	Total	9,489,473

Consumer Non-Cyclical (2.0%)
	Albertsons, Inc., Term Loan
688,193	5.375%, 3/21/2019	687,904
	Catalina Marketing Corporation, Term Loan
607,313	4.500%, 4/9/2021	519,252
	CHS/Community Health Systems, Inc., Term Loan
120,937	3.575%, 12/31/2018	120,703
156,853	3.750%, 1/27/2021	156,510
288,606	4.000%, 1/27/2021	288,533

Principal Amount	Bank Loans (13.3%)[a]	Value
Consumer Non-Cyclical (2.0%) - continued
	Endo Luxembourg Finance I Co Sarl, Term Loan
$600,000	3.750%, 9/26/2022[b,c]	$597,564
	Hanesbrands, Inc., Term Loan
507,450	3.250%, 4/29/2022	509,140
	HCA, Inc., Term Loan
707,778	2.944%, 3/31/2017	706,815
	JBS USA, LLC, Term Loan
145,000	1.500%, 9/19/2022	144,938
	Libbey Glass, Inc., Term Loan
303,656	3.750%, 4/9/2021	302,517
	LTF Merger Sub, Inc., Term Loan
753,113	4.250%, 6/10/2022	749,189
	McGraw-Hill Global Education Holdings, LLC, Term Loan
886,662	4.750%, 3/22/2019[b,c]	887,035
	Ortho-Clinical Diagnostics, Inc., Term Loan
705,541	4.750%, 6/30/2021	691,431
	Owens-Brockway Glass Container, Inc., Term Loan
907,725	3.500%, 9/1/2022	909,994
	Roundy’s Supermarkets, Inc., Term Loan
609,468	5.750%, 3/3/2021	530,743
	Supervalu, Inc., Term Loan
778,000	4.500%, 3/21/2019	778,327
	Visant Corporation, Term Loan
764,030	7.000%, 9/23/2021	701,632

	Total	9,282,227

Energy (0.8%)
	Arch Coal, Inc., Term Loan
784,563	6.250%, 5/16/2018	441,317
	Aria Energy Operating, LLC, Term Loan
434,835	5.000%, 5/27/2022	427,226
	Energy Solutions, LLC, Term Loan
656,500	6.750%, 5/29/2020	643,370
	Exgen Renewables I, LLC, Term Loan
392,682	5.250%, 2/6/2021	392,681
	McJunkin Red Man Corporation, Term Loan
299,223	4.750%, 11/8/2019	291,494
	MEG Energy Corporation, Term Loan
711,954	0.000%, 3/31/2020[b,c]	663,898
	Offshore Group Investment, Ltd., Term Loan
401,108	5.750%, 3/28/2019	126,634
	Pacific Drilling SA, Term Loan
586,500	4.500%, 6/3/2018	345,407
	Targa Resources Partners, LP, Term Loan
364,651	5.750%, 2/27/2022	364,195

	Total	3,696,222

Financials (0.7%)
	Delos Finance Sarl, Term Loan
630,000	3.500%, 3/6/2021	627,638
	DJO Finance, LLC, Term Loan
300,000	4.250%, 6/7/2020	298,626
	Harland Clarke Holdings Corporation, Term Loan
566,250	7.000%, 5/22/2018	564,127

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Financials (0.7%) - continued
	MoneyGram International, Inc., Term Loan
$517,046	4.250%, 3/27/2020	$486,452
	MPH Acquisition Holdings, LLC, Term Loan
158,037	3.750%, 3/31/2021	155,943
	TransUnion, LLC, Term Loan
640,250	3.500%, 4/9/2021	633,047
	WaveDivision Holdings, LLC, Term Loan
583,500	4.000%, 10/15/2019	581,796

	Total	3,347,629

Technology (1.0%)
	Avago Technologies, Ltd., Term Loan
944,800	3.750%, 5/6/2021	943,420
	BMC Software, Inc., Term Loan
568,667	5.000%, 9/10/2020	515,496
	Booz Allen Hamilton, Inc., Term Loan
248,062	3.750%, 7/31/2019	248,139
	First Data Corporation, Term Loan
900,000	3.696%, 3/23/2018	891,846
	Freescale Semiconductor, Inc., Term Loan
585,079	4.250%, 2/28/2020	584,347
	Infor US, Inc., Term Loan
418,832	3.750%, 6/3/2020[b,c]	404,784
	Merrill Communications, LLC, Term Loan
487,069	6.250%, 6/1/2022	483,417
	SS&C European Holdings SARL, Term Loan
58,386	4.000%, 7/8/2022	58,423
369,080	4.000%, 7/8/2022	369,313

	Total	4,499,185

Transportation (0.6%)
	American Airlines, Inc., Term Loan
1,056,188	3.250%, 6/27/2020	1,044,569
	Delta Airlines, Inc., Term Loan
1,170,000	3.250%, 8/24/2022	1,169,708
	OSG Bulk Ships, Inc., Term Loan
696,187	5.250%, 8/5/2019	688,355

	Total	2,902,632

Utilities (0.4%)
	Calpine Corporation, Term Loan
602,342	4.000%, 10/31/2020	600,650
688,940	3.500%, 5/27/2022	677,076
	Intergen NV, Term Loan
586,500	5.500%, 6/15/2020	538,601

	Total	1,816,327

	Total Bank Loans (cost $64,791,512)	62,217,591

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Asset-Backed Securities (3.3%)
	Asset Backed Securities Corporation Home Equity Loan Trust
656,959	0.334%, 7/25/2036[d]	589,363
755,317	0.354%, 11/25/2036[d]	654,303

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Asset-Backed Securities (3.3%) - continued
	Bayview Opportunity Master Fund Trust
$354,684	3.623%, 7/28/2019*,e	$352,675
587,220	3.623%, 4/28/2030[f]	587,229
589,255	3.228%, 7/28/2034*,e	590,217
1,013,825	3.721%, 2/28/2035*	1,015,388
1,248,977	3.721%, 7/28/2035[e,f]	1,253,550
	Countrywide Asset-Backed Certificates
347,994	5.530%, 4/25/2047	374,136
	GSAA Home Equity Trust
709,023	0.464%, 7/25/2037[d]	602,396
	J.P. Morgan Mortgage Acquisition Trust
1,471,234	6.472%, 3/25/2047[e]	1,131,032
	J.P. Morgan Mortgage Trust
1,338,779	2.756%, 2/25/2036	1,207,259
	Lehman XS Trust
1,254,742	5.440%, 8/25/2035[e]	1,135,166
	Renaissance Home Equity Loan Trust
356,550	5.746%, 5/25/2036[e]	249,208
632,000	6.011%, 5/25/2036[e]	442,337
916,167	5.797%, 8/25/2036[e]	572,936
	U.S. Residential Opportunity Fund III Trust
1,179,607	3.721%, 1/27/2035*	1,177,804
	Vericrest Opportunity Loan Transferee
1,084,788	3.375%, 10/25/2058*,e	1,081,546
923,135	3.500%, 6/26/2045[e,f]	917,821
980,120	3.625%, 7/25/2045[e,f]	975,417
548,832	3.500%, 2/25/2055*,e	547,637

	Total	15,457,420

Basic Materials (0.5%)
	Anglo American Capital plc
92,000	1.239%, 4/15/2016[d,f]	91,925
	ArcelorMittal SA
730,000	6.250%, 3/1/2021	658,365
	Dow Chemical Company
64,000	8.550%, 5/15/2019	77,368
	First Quantum Minerals, Ltd.
322,000	6.750%, 2/15/2020[f]	215,740
322,000	7.000%, 2/15/2021[f]	208,495
	Freeport-McMoRan, Inc.
53,000	2.375%, 3/15/2018	46,375
	Glencore Funding, LLC
60,000	1.349%, 4/16/2018[d,f]	51,834
	INEOS Group Holdings SA
400,000	5.875%, 2/1/2019[f]	372,000
	LyondellBasell Industries NV
64,000	5.000%, 4/15/2019	69,005
	Sappi Papier Holding GmbH
400,000	6.625%, 4/15/2021[f]	404,500
	Yamana Gold, Inc.
98,000	4.950%, 7/15/2024	87,567

	Total	2,283,174

Capital Goods (1.1%)
	Berry Plastics Escrow, LLC
425,000	6.000%, 10/15/2022[c,f]	426,062
	Building Materials Corporation of America
215,000	6.000%, 10/15/2025[c,f]	217,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Capital Goods (1.1%) - continued
	Cemex SAB de CV
$775,000	5.700%, 1/11/2025[f]	$693,625
	Crown Americas Capital Corporation IV
730,000	4.500%, 1/15/2023	715,400
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	446,900
	Harsco Corporation
132,000	2.700%, 10/15/2015	131,934
	Ingersoll-Rand Luxembourg Finance SA
190,000	2.625%, 5/1/2020	189,985
	L-3 Communications Corporation
123,000	1.500%, 5/28/2017	121,876
	Pentair Finance SA
70,000	3.625%, 9/15/2020	70,875
	Reynolds Group Issuer, Inc.
160,000	5.750%, 10/15/2020	161,600
410,000	6.875%, 2/15/2021	424,391
	Sealed Air Corporation
500,000	4.875%, 12/1/2022[f]	494,375
	Textron, Inc.
137,000	7.250%, 10/1/2019	160,695
	United Rentals, Inc.
780,000	5.500%, 7/15/2025	729,300

	Total	4,984,168

Collateralized Mortgage Obligations (13.9%)
	Adjustable Rate Mortgage Trust
1,072,000	2.860%, 11/25/2035	938,221
	Alternative Loan Trust
1,347,426	5.500%, 5/25/2035	1,353,699
1,037,114	6.000%, 6/25/2036	947,946
	American Home Mortgage Assets Trust
1,630,770	0.384%, 12/25/2046[d]	1,119,559
1,614,036	0.384%, 6/25/2047[d]	1,100,801
	American Home Mortgage Investment Trust
1,445,039	6.250%, 12/25/2036	656,306
	Banc of America Alternative Loan Trust
412,389	0.694%, 4/25/2035[d]	322,053
1,177,832	6.000%, 11/25/2035	1,049,260
	Banc of America Funding Corporation
311,628	4.670%, 5/20/2036	263,317
	BCAP, LLC Trust
1,225,825	0.374%, 3/25/2037[d]	1,054,281
	Bear Stearns Adjustable Rate Mortgage Trust
231,438	2.660%, 10/25/2035[d]	227,607
265,249	3.018%, 2/25/2036	208,556
	Bear Stearns ALT-A Trust
1,282,706	5.212%, 7/25/2035	1,048,692
	Citicorp Mortgage Securities Trust
373,185	6.000%, 5/25/2037	384,726
	Citigroup Mortgage Loan Trust, Inc.
362,469	5.500%, 11/25/2035	345,861
650,349	2.751%, 3/25/2037	511,291
	CitiMortgage Alternative Loan Trust
512,846	5.750%, 4/25/2037	440,627
	Countrywide Alternative Loan Trust
302,187	0.594%, 2/25/2035[d]	279,206
846,509	2.508%, 10/25/2035	751,054
601,179	2.675%, 10/25/2035	533,453

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Collateralized Mortgage Obligations (13.9%) - continued
$399,000	5.500%, 2/25/2036	$379,360
220,823	6.000%, 4/25/2036	196,332
544,971	6.500%, 8/25/2036	417,501
189,581	6.000%, 1/25/2037	174,389
804,605	5.500%, 5/25/2037	666,579
	Countrywide Home Loan Mortgage Pass Through Trust
1,217,132	2.530%, 11/25/2035	1,032,527
488,976	4.810%, 2/20/2036	426,596
	Deutsche Alt-A Securities Mortgage Loan Trust
97,658	5.500%, 10/25/2021	94,526
843,673	0.969%, 4/25/2047[d]	725,895
1,364,613	0.414%, 8/25/2047[d]	1,176,972
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
308,163	0.394%, 11/25/2035[d]	205,636
684,451	5.500%, 11/25/2035	653,815
	Federal Home Loan Mortgage Corporation
6,445,364	2.500%, 12/15/2022[g]	402,350
2,009,079	2.500%, 5/15/2027[g]	169,068
2,378,410	2.500%, 2/15/2028[g]	224,919
7,145,786	2.500%, 3/15/2028[g]	677,398
3,828,828	3.000%, 4/15/2028[g]	411,671
3,158,244	3.000%, 2/15/2033[g]	392,416
	Federal National Mortgage Association
3,131,874	2.500%, 2/25/2028[g]	304,505
2,580,429	3.000%, 4/25/2028[g]	280,186
2,961,637	3.500%, 1/25/2033[g]	402,053
	First Horizon Alternative Mortgage Securities Trust
904,311	2.308%, 3/25/2035	800,075
952,846	6.000%, 8/25/2036[d]	779,723
	First Horizon Mortgage Pass-Through Trust
864,584	2.730%, 8/25/2037	708,415
	GMAC Mortgage Corporation Loan Trust
1,401,579	3.194%, 5/25/2035	1,342,277
	Government National Mortgage Association
3,108,704	4.000%, 1/16/2027[g]	321,132
	Greenpoint Mortgage Funding Trust
681,286	0.394%, 10/25/2045[d]	534,171
	GSR Mortgage Loan Trust
149,028	0.384%, 8/25/2046[d]	144,658
	HarborView Mortgage Loan Trust
1,569,934	2.682%, 7/19/2035	1,394,820
	HomeBanc Mortgage Trust
371,349	2.222%, 4/25/2037	278,292
	IndyMac IMJA Mortgage Loan Trust
865,975	6.250%, 11/25/2037	730,182
	IndyMac INDX Mortgage Loan Trust
1,146,511	2.852%, 10/25/2035	952,655
971,140	0.834%, 7/25/2045[d]	839,917
	J.P. Morgan Alternative Loan Trust
1,125,241	6.500%, 3/25/2036	980,631
	J.P. Morgan Mortgage Trust
205,438	6.500%, 1/25/2035	200,493
926,024	2.855%, 8/25/2035	920,759
423,174	2.678%, 10/25/2036	379,266
770,587	0.574%, 1/25/2037[d]	486,558

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Collateralized Mortgage Obligations (13.9%) - continued
$658,093	2.617%, 1/25/2037	$577,293
420,757	6.250%, 8/25/2037	328,666
	Lehman Mortgage Trust
493,117	0.944%, 12/25/2035[d]	351,409
	Master Asset Securitization Trust
579,488	0.694%, 6/25/2036[d]	335,680
	MASTR Alternative Loans Trust
208,930	6.500%, 7/25/2034	213,932
477,960	0.644%, 12/25/2035[d]	247,123
	Merrill Lynch Alternative Note Asset Trust
608,837	6.000%, 3/25/2037	552,154
	Morgan Stanley Mortgage Loan Trust
486,355	4.660%, 11/25/2035	359,286
	MortgageIT Trust
954,168	0.454%, 12/25/2035[d]	864,745
	New Century Alternative Mortgage Loan Trust
1,091,771	6.167%, 7/25/2036[e]	735,966
	Oak Hill Advisors Residential Loan Trust
938,384	3.475%, 1/25/2055*,e	937,390
	RALI Trust
1,014,497	6.000%, 4/25/2036	872,882
1,052,291	0.374%, 11/25/2036[d]	762,178
349,588	6.000%, 6/25/2037	292,258
1,405,715	0.384%, 7/25/2037[d]	1,154,439
	Residential Accredit Loans, Inc. Trust
702,035	5.750%, 9/25/2035	632,158
823,434	6.000%, 1/25/2037	688,580
1,430,325	5.750%, 4/25/2037	1,154,408
876,464	6.250%, 4/25/2037	740,482
	Residential Asset Securitization Trust
930,232	6.235%, 8/25/2022	835,203
547,630	5.500%, 4/25/2035	553,480
809,862	0.574%, 8/25/2037[d]	250,950
	Residential Funding Mortgage Security I Trust
815,523	5.750%, 2/25/2036	756,898
1,138,147	6.000%, 7/25/2037	1,030,268
	Sequoia Mortgage Trust
1,357,642	2.861%, 9/20/2046	1,086,873
	Structured Adjustable Rate Mortgage Loan Trust
231,660	2.585%, 12/25/2034	225,555
811,497	2.719%, 7/25/2035	693,567
385,702	2.792%, 9/25/2035	325,780
623,826	4.416%, 5/25/2036	482,578
	Structured Asset Mortgage Investments, Inc.
1,532,236	0.504%, 12/25/2035[d]	1,078,052
795,043	0.404%, 5/25/2046[d]	589,943
	Suntrust Alternative Loan Trust
974,925	5.750%, 12/25/2035	894,443
	WaMu Mortgage Pass Through Certificates
1,230,808	4.222%, 8/25/2036	1,086,503
657,472	1.983%, 11/25/2036	581,525
1,293,015	1.798%, 1/25/2037	1,097,120
121,940	2.400%, 8/25/2046	104,503
559,924	1.119%, 9/25/2046[d]	448,906
1,573,418	1.003%, 12/25/2046[d]	1,221,764
635,456	1.909%, 3/25/2047[d]	507,670

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Collateralized Mortgage Obligations (13.9%) - continued
	Washington Mutual Mortgage Pass Through Certificates
$531,382	0.794%, 6/25/2035[d]	$404,984
810,749	6.000%, 11/25/2035	741,178
1,228,075	0.949%, 2/25/2047[d]	880,488
	Wells Fargo Mortgage Backed Securities Trust
1,384,326	2.694%, 7/25/2036	1,358,213
456,317	6.000%, 7/25/2037	452,889
614,265	6.000%, 11/25/2037	608,145

	Total	64,843,741

Commercial Mortgage-Backed Securities (0.1%)
	Greenwich Capital Commercial Funding Corporation
650,000	5.867%, 12/10/2049	686,513

	Total	686,513

Communications Services (2.1%)
	AMC Networks, Inc.
390,000	4.750%, 12/15/2022	367,575
	American Tower Corporation
60,000	2.800%, 6/1/2020	59,876
98,000	3.450%, 9/15/2021	98,442
	AT&T, Inc.
65,000	1.257%, 6/30/2020[d]	64,463
	CC Holdings GS V, LLC
72,000	2.381%, 12/15/2017	72,504
	CCO Holdings, LLC
400,000	6.500%, 4/30/2021	402,000
	CCO Safari II, LLC
35,000	3.579%, 7/23/2020[f]	34,742
35,000	4.464%, 7/23/2022[f]	35,018
	CenturyLink, Inc.
400,000	6.450%, 6/15/2021	366,000
	Clear Channel Worldwide Holdings, Inc.
510,000	6.500%, 11/15/2022	511,913
	Columbus International, Inc.
750,000	7.375%, 3/30/2021[f]	776,250
	Crown Castle International Corporation
800,000	5.250%, 1/15/2023	846,160
	Digicel, Ltd.
760,000	6.000%, 4/15/2021[f]	693,500
	DIRECTV Holdings, LLC
104,000	5.875%, 10/1/2019	116,529
	Frontier Communications Corporation
555,000	8.875%, 9/15/2020[f]	543,900
	Hughes Satellite Systems Corporation
513,000	6.500%, 6/15/2019	550,808
	Level 3 Escrow II, Inc.
400,000	5.375%, 8/15/2022	389,000
	Numericable-SFR
770,000	6.000%, 5/15/2022[f]	742,088
	SBA Tower Trust
200,000	3.598%, 4/16/2043[f]	200,878
	Sprint Corporation
760,000	7.625%, 2/15/2025	588,525
	Telefonica Emisiones SAU
126,000	3.192%, 4/27/2018	128,871

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Communications Services (2.1%) - continued
	T-Mobile USA, Inc.
$770,000	6.125%, 1/15/2022	$743,050
	Univision Communications, Inc.
515,000	5.125%, 5/15/2023[f]	489,250
	UPCB Finance V, Ltd.
513,000	7.250%, 11/15/2021[f]	543,139
	Verizon Communications, Inc.
66,000	2.625%, 2/21/2020	66,196
98,000	4.500%, 9/15/2020	106,162

	Total	9,536,839

Consumer Cyclical (1.8%)
	AMC Entertainment, Inc.
400,000	5.875%, 2/15/2022	402,000
	Brookfield Residential Properties, Inc.
570,000	6.500%, 12/15/2020[f]	562,875
	Corrections Corporation of America
535,000	5.000%, 10/15/2022	536,338
	Ford Motor Credit Company, LLC
130,000	5.000%, 5/15/2018	138,266
95,000	2.597%, 11/4/2019	94,026
	General Motors Financial Company, Inc.
570,000	3.250%, 5/15/2018	576,618
83,000	4.375%, 9/25/2021	84,742
	Hilton Worldwide Finance, LLC
730,000	5.625%, 10/15/2021	753,725
	Home Depot, Inc.
70,000	0.707%, 9/15/2017[d]	70,109
65,000	2.625%, 6/1/2022	64,972
	Hyundai Capital America
20,000	2.000%, 3/19/2018[f]	19,914
	Jaguar Land Rover Automotive plc
200,000	4.125%, 12/15/2018[f]	195,780
125,000	4.250%, 11/15/2019[f]	120,313
420,000	5.625%, 2/1/2023[f]	412,650
	L Brands, Inc.
570,000	5.625%, 2/15/2022	602,775
	Lennar Corporation
410,000	12.250%, 6/1/2017	470,475
160,000	4.125%, 12/1/2018	162,000
	Macy’s Retail Holdings, Inc.
176,000	7.450%, 7/15/2017	193,272
	MGM Resorts International
775,000	6.000%, 3/15/2023	752,719
	Ralph Lauren Corporation
70,000	2.625%, 8/18/2020	71,062
	Royal Caribbean Cruises, Ltd.
750,000	5.250%, 11/15/2022	783,750
	Six Flags Entertainment Corporation
510,000	5.250%, 1/15/2021[f]	510,000
	Toll Brothers Finance Corporation
124,000	4.000%, 12/31/2018	127,410
	West Corporation
770,000	5.375%, 7/15/2022[f]	711,287

	Total	8,417,078

Consumer Non-Cyclical (2.3%)
	Amgen, Inc.
60,000	2.125%, 5/1/2020	59,217
	B&G Foods, Inc.
310,000	4.625%, 6/1/2021	298,375
	BAT International Finance plc
65,000	0.847%, 6/15/2018[d,f]	64,873

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Consumer Non-Cyclical (2.3%) - continued
	Becton, Dickinson and Company
$45,000	1.450%, 5/15/2017	$44,918
	Boston Scientific Corporation
35,000	6.000%, 1/15/2020	39,252
	Cardinal Health, Inc.
65,000	1.950%, 6/15/2018	65,070
	Celgene Corporation
70,000	3.550%, 8/15/2022	71,056
	Cott Beverages, Inc.
770,000	5.375%, 7/1/2022	745,930
	CVS Health Corporation
64,000	2.250%, 12/5/2018	64,930
	EMD Finance, LLC
35,000	0.684%, 3/17/2017[d,f]	34,850
	Endo Finance LLC & Endo Finco, Inc.
410,000	7.000%, 12/15/2020[f]	426,400
	Envision Healthcare Corporation
750,000	5.125%, 7/1/2022[f]	748,125
	Forest Laboratories, Inc.
97,000	4.375%, 2/1/2019[f]	102,666
	Gilead Sciences, Inc.
70,000	3.250%, 9/1/2022	70,549
	Grifols Worldwide Operations, Ltd.
520,000	5.250%, 4/1/2022	514,478
	HCA, Inc.
575,000	3.750%, 3/15/2019	573,562
	Hospira, Inc.
60,000	6.050%, 3/30/2017	64,073
560,000	5.200%, 8/12/2020	633,935
	IMS Health, Inc.
320,000	6.000%, 11/1/2020[f]	328,000
	JBS USA, LLC
390,000	5.875%, 7/15/2024[f]	365,625
780,000	5.750%, 6/15/2025[f]	717,600
	Laboratory Corporation of America Holdings
25,000	2.625%, 2/1/2020	25,077
	Land O’Lakes, Inc.
800,000	8.000%, 12/31/2049[f,h]	818,000
	Medtronic plc
190,000	4.375%, 3/15/2035	192,070
	Mondelez International, Inc.
86,000	2.250%, 2/1/2019	86,539
	Ortho-Clinical Diagnostics, Inc.
750,000	6.625%, 5/15/2022[f]	645,000
	PepsiCo, Inc.
60,000	1.850%, 4/30/2020	59,659
	Pernod Ricard SA
64,000	5.750%, 4/7/2021[f]	71,993
	Reynolds American, Inc.
65,000	3.250%, 6/12/2020	66,855
	SABMiller plc
48,000	6.500%, 7/15/2018[f]	53,510
	Safeway, Inc.
37,000	3.400%, 12/1/2016	36,838
	Spectrum Brands Escrow Corporation
340,000	6.375%, 11/15/2020	358,700
	Spectrum Brands, Inc.
340,000	5.750%, 7/15/2025[f]	346,800
	Tenet Healthcare Corporation
730,000	8.125%, 4/1/2022	775,917
	TreeHouse Foods, Inc.
510,000	4.875%, 3/15/2022	489,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

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Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Consumer Non-Cyclical (2.3%) - continued
	Tyson Foods, Inc.
$98,000	4.500%, 6/15/2022	$103,858
	VPII Escrow Corporation
410,000	7.500%, 7/15/2021[f]	422,300

	Total	10,586,200

Energy (1.6%)
	Buckeye Partners, LP
98,000	2.650%, 11/15/2018	97,013
	Chaparral Energy, Inc.
400,000	7.625%, 11/15/2022	118,000
	CNPC General Capital, Ltd.
123,000	2.750%, 4/19/2017[f]	124,636
	Concho Resources, Inc.
570,000	5.500%, 10/1/2022	542,925
	Crestwood Midstream Partners, LP
510,000	6.250%, 4/1/2023[f]	433,500
	Enbridge Energy Partners, LP
810,000	8.050%, 10/1/2037	779,625
	Enterprise Products Operating, LLC
960,000	7.034%, 1/15/2068	1,012,800
	EQT Corporation
60,000	5.150%, 3/1/2018	63,228
62,000	8.125%, 6/1/2019	72,847
	Hess Corporation
95,000	8.125%, 2/15/2019	110,947
	Kinder Morgan, Inc.
95,000	5.300%, 12/1/2034	80,898
	Linn Energy, LLC
570,000	6.250%, 11/1/2019	145,350
	MarkWest Energy Partners, LP
780,000	4.875%, 12/1/2024	713,700
	MEG Energy Corporation
160,000	6.500%, 3/15/2021[f]	131,200
410,000	6.375%, 1/30/2023[f]	320,825
	Noble Energy, Inc.
550,000	5.875%, 6/1/2022	548,963
	Pacific Drilling V, Ltd.
510,000	7.250%, 12/1/2017[f]	346,800
	Petrobras International Finance Company
295,000	5.750%, 1/20/2020	220,055
	Petroleos Mexicanos
390,000	5.625%, 1/23/2046[f]	317,401
	Regency Energy Partners, LP
730,000	5.000%, 10/1/2022	712,735
	Sabine Pass Liquefaction, LLC
775,000	5.625%, 3/1/2025[f]	682,969
	Shell International Finance BV
60,000	0.762%, 5/11/2020[d]	59,217

	Total	7,635,634

Financials (8.6%)
	Abbey National Treasury Services plc
64,000	3.050%, 8/23/2018	66,043
	Aegon NV
720,000	2.619%, 7/29/2049[d,h]	568,872
	AIG Life Holdings, Inc.
800,000	7.570%, 12/1/2045*	1,044,000
	Air Lease Corporation
35,000	2.625%, 9/4/2018	34,954
	Ally Financial, Inc.
600,000	3.750%, 11/18/2019	588,000
	American Express Company
750,000	6.800%, 9/1/2066	758,437

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Financials (8.6%) - continued
	American Express Credit Corporation
$70,000	1.386%, 9/14/2020[d]	$70,184
	Aviation Capital Group Corporation
96,000	3.875%, 9/27/2016[f]	96,960
	Banco de Brasil SA
1,140,000	9.000%, 12/31/2049[f,h]	663,560
	Bank of America Corporation
164,000	5.700%, 5/2/2017	173,077
58,000	5.650%, 5/1/2018	63,284
90,000	8.000%, 12/29/2049[h]	94,050
	Bank of New York Mellon Corporation
480,000	4.500%, 12/31/2049[h]	442,800
	Barclays Bank plc
100,000	5.140%, 10/14/2020	109,532
	BBVA Banco Continental SA
117,000	2.250%, 7/29/2016[f]	117,433
	BBVA International Preferred SA Unipersonal
1,030,000	5.919%, 12/29/2049[h]	1,042,875
	BPCE SA
375,000	5.150%, 7/21/2024[f]	381,144
	Caisse Centrale Desjardins du Quebec
35,000	0.959%, 1/29/2018[d,f]	35,131
	Capital One Financial Corporation
2,000,000	5.550%, 12/29/2049[h]	1,975,000
	CIT Group, Inc.
650,000	5.000%, 8/15/2022	649,187
	Citigroup, Inc.
97,000	1.850%, 11/24/2017	97,227
128,000	8.500%, 5/22/2019	154,542
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
525,000	11.000%, 12/29/2049[f,h]	645,487
	Credit Agricole SA
50,000	1.302%, 6/10/2020[d,f]	49,918
380,000	6.625%, 9/29/2049[f,h]	365,275
	Credit Suisse Group AG
400,000	7.500%, 12/11/2049[f,h]	416,500
760,000	6.250%, 12/29/2049[f,h]	712,500
	CyrusOne, LP
570,000	6.375%, 11/15/2022	579,975
	DDR Corporation
86,000	9.625%, 3/15/2016	89,038
	Discover Bank
43,000	8.700%, 11/18/2019	51,373
	Discover Financial Services
90,000	6.450%, 6/12/2017	96,954
	Duke Realty, LP
95,000	4.375%, 6/15/2022	99,311
	Fifth Third Bancorp
575,000	4.900%, 12/29/2049[h]	539,063
600,000	5.100%, 12/31/2049[h]	549,000
	GE Capital Trust I
380,000	6.375%, 11/15/2067	407,550
	General Electric Capital Corporation
800,000	6.250%, 12/15/2049[h]	868,000
	Goldman Sachs Group, Inc.
88,000	2.625%, 1/31/2019	89,090
122,000	7.500%, 2/15/2019	142,594
35,000	1.454%, 4/23/2020[d]	35,091
60,000	1.925%, 11/29/2023[d]	60,354
	Goldman Sachs Group, Inc. Convertible
2,450,000	0.000%, 9/24/2022	2,397,203

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Financials (8.6%) - continued
	Hartford Financial Services Group, Inc.
$106,000	6.000%, 1/15/2019	$118,577
	HCP, Inc.
64,000	3.750%, 2/1/2019	66,824
	Health Care REIT, Inc.
110,000	4.700%, 9/15/2017	115,908
	HSBC Holdings plc
375,000	5.625%, 12/29/2049[h]	360,938
665,000	6.375%, 12/29/2049[h]	634,244
380,000	6.375%, 12/29/2049[h]	363,375
	Icahn Enterprises, LP
770,000	6.000%, 8/1/2020	791,175
	ILFC E-Capital Trust II
1,575,000	6.250%, 12/21/2065d,[f]	1,456,875
	ING Capital Funding Trust III
819,000	3.927%, 12/29/2049[d,h]	814,905
	International Lease Finance Corporation
64,000	2.287%, 6/15/2016[d]	63,680
390,000	5.875%, 8/15/2022	415,350
	Intesa Sanpaolo SPA
41,000	3.875%, 1/16/2018	42,235
100,000	3.875%, 1/15/2019	103,637
	J.P. Morgan Chase & Company
88,000	6.300%, 4/23/2019	100,058
30,000	2.250%, 1/23/2020	29,750
77,000	7.900%, 4/29/2049[h]	79,984
750,000	6.750%, 8/29/2049[h]	780,937
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058*	788,812
25,000	5.000%, 6/1/2021[f]	27,402
	Lincoln National Corporation
770,000	6.050%, 4/20/2067	646,800
	Lloyds Banking Group plc
800,000	6.413%, 1/29/2049[f,h]	891,000
800,000	5.920%, 9/29/2049[f,h]	800,000
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[f]	1,008,175
	MetLife, Inc.
400,000	6.400%, 12/15/2036	436,000
	Morgan Stanley
35,000	1.435%, 1/27/2020[d]	35,262
64,000	4.875%, 11/1/2022	68,187
	MPT Operating Partnership, LP
510,000	5.500%, 5/1/2024	522,750
	Murray Street Investment Trust I
88,000	4.647%, 3/9/2017	91,775
	National City Corporation
86,000	6.875%, 5/15/2019	99,140
	National Westminster Bank plc
1,140,000	0.625%, 11/29/2049[d,h]	706,711
	Nomura Holdings, Inc.
85,000	2.750%, 3/19/2019	86,338
	Prudential Financial, Inc.
380,000	5.875%, 9/15/2042	401,850
775,000	5.625%, 6/15/2043	799,800
	QBE Capital Funding III, Ltd.
400,000	7.250%, 5/24/2041[f]	446,000
	Quicken Loans, Inc.
510,000	5.750%, 5/1/2025[f]	478,763
	Realty Income Corporation
78,000	2.000%, 1/31/2018	78,623
	Regions Bank
28,000	7.500%, 5/15/2018	31,393

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Financials (8.6%) - continued
	Reinsurance Group of America, Inc.
$160,000	5.625%, 3/15/2017	$169,036
	Royal Bank of Scotland Group plc
82,000	1.267%, 3/31/2017[d]	81,976
375,000	7.648%, 8/29/2049[h]	466,875
680,000	7.500%, 12/29/2049[h]	678,511
	Simon Property Group, LP
70,000	2.500%, 9/1/2020	70,711
	Societe Generale SA
124,000	5.750%, 4/20/2016[f]	126,790
760,000	8.250%, 9/29/2049[h]	791,122
800,000	8.000%, 12/31/2049[f,h]	788,000
	Standard Chartered plc
760,000	6.500%, 12/29/2049[f,h]	706,985
	State Street Corporation
70,000	1.225%, 8/18/2020[d]	70,231
	Swiss RE Capital I, LP
823,000	6.854%, 5/29/2049[f,h]	834,316
	Synchrony Financial
94,000	1.875%, 8/15/2017	94,029
25,000	1.530%, 2/3/2020[d]	24,687
94,000	3.750%, 8/15/2021	94,961
	UnitedHealth Group, Inc.
70,000	3.350%, 7/15/2022	72,247
	USB Realty Corporation
760,000	1.436%, 12/29/2049[d,f,h]	689,700
	Voya Financial, Inc.
129,000	2.900%, 2/15/2018	131,719
200,000	5.650%, 5/15/2053	201,600
	Wells Fargo & Company
35,000	0.977%, 1/30/2020[d]	34,924
400,000	5.900%, 12/29/2049[h]	400,000
380,000	5.875%, 12/31/2049[h]	389,025
	ZFS Finance USA Trust II
977,000	6.450%, 12/15/2065[f]	986,770

	Total	40,108,016

Foreign Government (2.5%)
	Brazil Government International Bond
195,000	4.875%, 1/22/2021	189,637
585,000	2.625%, 1/5/2023	473,850
700,000	5.000%, 1/27/2045	523,250
	Colombia Government International Bond
200,000	2.625%, 3/15/2023	177,800
250,000	4.000%, 2/26/2024	242,250
440,000	5.000%, 6/15/2045	377,300
	Costa Rica Government International Bond
560,000	7.158%, 3/12/2045[f]	495,600
	Croatia Government International Bond
350,000	6.625%, 7/14/2020[f]	379,435
	Hungary Government International Bond
400,000	5.750%, 11/22/2023	445,000
282,000	5.375%, 3/25/2024	305,970
	Indonesia Government International Bond
300,000	4.875%, 5/5/2021[f]	309,742
290,000	3.375%, 4/15/2023[f]	264,262
210,000	4.125%, 1/15/2025[f]	194,609
675,000	5.125%, 1/15/2045[f]	592,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Foreign Government (2.5%) - continued
	Mexico Government International Bond
$250,000	3.625%, 3/15/2022	$252,250
306,000	4.000%, 10/2/2023	311,661
250,000	4.750%, 3/8/2044	228,125
260,000	4.600%, 1/23/2046	231,400
	Panama Government International Bond
200,000	4.000%, 9/22/2024	197,250
270,000	3.750%, 3/16/2025	261,225
	Peru Government International Bond
580,000	4.125%, 8/25/2027	568,400
	Philippines Government International Bond
235,000	7.750%, 1/14/2031	333,047
240,000	6.375%, 10/23/2034	313,732
	Romania Government International Bond
196,000	4.375%, 8/22/2023[f]	204,232
100,000	4.875%, 1/22/2024[f]	107,875
	Russia Government International Bond
800,000	5.000%, 4/29/2020[f]	827,000
500,000	4.875%, 9/16/2023[f]	504,170
	South Africa Government International Bond
245,000	5.500%, 3/9/2020	260,423
210,000	5.875%, 5/30/2022	226,800
	Turkey Government International Bond
700,000	7.000%, 6/5/2020	773,500
385,000	5.125%, 3/25/2022	389,308
400,000	4.250%, 4/14/2026	363,500
200,000	4.875%, 4/16/2043	166,500
	Venezuela Government International Bond
580,000	7.650%, 4/21/2025	191,400

	Total	11,682,703

Mortgage-Backed Securities (2.1%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,500,000	3.500%, 10/1/2045[c]	1,564,734
7,650,000	4.000%, 10/1/2045[c]	8,160,102

	Total	9,724,836

Technology (1.3%)
	Alliance Data Systems Corporation
420,000	5.375%, 8/1/2022[f]	409,500
	Amkor Technology, Inc.
670,000	6.625%, 6/1/2021	636,500
	Apple, Inc.
60,000	0.614%, 5/6/2020[d]	59,726
	Automatic Data Processing, Inc.
70,000	2.250%, 9/15/2020	70,429
	Cisco Systems, Inc.
65,000	0.824%, 3/1/2019[d]	64,805
	CommScope Technologies Finance, LLC
580,000	6.000%, 6/15/2025[f]	556,440
	Denali Borrower, LLC
760,000	5.625%, 10/15/2020[f]	790,020
	Equinix, Inc.
515,000	5.750%, 1/1/2025	511,138

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Technology (1.3%) - continued
	First Data Corporation
$510,000	5.375%, 8/15/2023[f]	$504,900
	Freescale Semiconductor, Inc.
570,000	6.000%, 1/15/2022[f]	595,650
	Hewlett Packard Enterprise Company
68,000	3.600%, 10/15/2020[f]	67,981
	Intel Corporation
70,000	3.100%, 7/29/2022	71,110
	Oracle Corporation
60,000	2.500%, 5/15/2022	59,127
	Plantronics, Inc.
800,000	5.500%, 5/31/2023[f]	802,000
	Sensata Technologies BV
725,000	4.875%, 10/15/2023[f]	692,375
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	59,589

	Total	5,951,290

Transportation (0.3%)
	American Airlines Pass Through Trust
74,633	4.950%, 1/15/2023	79,671
	Avis Budget Car Rental, LLC
770,000	5.125%, 6/1/2022[f]	743,050
	Delta Air Lines, Inc.
58,650	4.950%, 5/23/2019	61,876
51,566	4.750%, 5/7/2020	54,402
	J.B. Hunt Transport Services, Inc.
70,000	3.300%, 8/15/2022	70,569
	Korea Expressway Corporation
123,000	1.625%, 4/28/2017[f]	122,958
	XPO Logistics, Inc.
500,000	6.500%, 6/15/2022[f]	422,813

	Total	1,555,339

U.S. Government and Agencies (0.3%)
	U.S. Treasury Notes
1,110,000	1.875%, 6/30/2020	1,136,218
305,000	2.125%, 6/30/2022	312,943

	Total	1,449,161

Utilities (1.6%)
	Access Midstream Partners, LP
390,000	4.875%, 5/15/2023	360,750
	AES Corporation
390,000	7.375%, 7/1/2021	404,625
	Calpine Corporation
560,000	6.000%, 1/15/2022[f]	580,300
730,000	5.375%, 1/15/2023	680,725
	DCP Midstream, LLC
300,000	5.850%, 5/21/2043[f]	240,000
	Dynegy Finance I, Inc.
700,000	7.375%, 11/1/2022	706,125
	Electricite de France SA
1,240,000	5.250%, 12/29/2049[f,h]	1,193,500
	Energy Transfer Equity, LP
780,000	5.500%, 6/1/2027	647,400
	Exelon Generation Company, LLC
88,000	5.200%, 10/1/2019	96,175
	NRG Energy, Inc.
390,000	6.625%, 3/15/2023	358,800
	Southern California Edison Company
1,700,000	6.250%, 8/1/2049[h]	1,891,250
	TransCanada PipeLines, Ltd.
400,000	6.350%, 5/15/2067	337,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

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Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Utilities (1.6%) - continued
	Xcel Energy, Inc.
$60,000	1.200%, 6/1/2017	$59,786

	Total	7,556,936

	Total Long-Term Fixed Income (cost $203,166,967)	202,459,048

Shares	Common Stock (27.8%)	Value
Consumer Discretionary (3.7%)
700	ABC-MART, Inc.	39,133
3,600	Aisan Industry Company, Ltd.	33,034
1,100	Aisin Seiki Company, Ltd.	36,907
2,930	Amazon.com, Inc.[i]	1,499,838
1,560	AutoZone, Inc.[i]	1,129,175
600	Bayerische Motoren Werke AG	41,265
5,500	Berkeley Group Holdings plc	278,412
15,920	Best Buy Company, Inc.	590,950
8,220	BorgWarner, Inc.	341,870
1,100	Brembo SPA	42,555
1,300	Bridgestone Corporation	44,988
6,000	Calsonic Kansei Corporation	45,056
7,855	Cedar Fair, LP	413,252
1,700	Chiyoda Company, Ltd.	54,547
4,000	Cineworld Group plc	33,639
41,224	Comcast Corporation	2,344,821
2,200	Compass Group plc	35,140
800	Daiichikosho Company, Ltd.	28,355
25,400	Debenhams plc	30,401
9,600	Echo Entertainment Group, Ltd.	32,849
19,100	EDION Corporation[j]	131,100
2,300	Electrolux AB	64,991
117,500	Enterprise Inns plc[i]	192,703
1,300	Eutelsat Communications	39,873
12,120	Ford Motor Company	164,468
4,010	General Motors Company	120,380
2,400	Geo Holdings Corporation	38,350
13,000	Gunze, Ltd.	39,325
7,700	Hakuhodo Dy Holdings, Inc.	73,002
3,540	Harman International Industries, Inc.	339,805
7,300	Haseko Corporation	82,697
6,800	Heiwa Corporation	116,623
12,700	Honda Motor Company, Ltd.	379,053
400	Hugo Boss AG	44,976
6,400	Informa plc	54,492
2,300	Intertek Group plc	84,876
10,740	Jarden Corporation[i]	524,971
6,500	JB Hi-Fi, Ltd.	87,536
2,100	JM AB	56,484
6,073	Las Vegas Sands Corporation	230,592
3,000	Luk Fook Holdings International, Ltd.	7,520
37,100	Marston’s plc	84,154
17,832	MDC Partners, Inc.	328,644
4,080	NIKE, Inc.	501,718
7,000	NOK Corporation	151,450
5,900	Oxford Industries, Inc.	435,892
6,000	PanaHome Corporation	39,018
3,500	Papa John’s International, Inc.	239,680
9,700	Papa Murphy’s Holdings, Inc.[i]	142,396
8,700	Persimmon plc	264,795
400	Priceline Group, Inc.[i]	494,744
2,300	SES SA	72,587
3,600	SHOWA Corporation	28,703
2,900	Sports Direct International plc[i]	33,271
25,040	Starbucks Corporation	1,423,274
12,300	Sumitomo Forestry Company, Ltd.	137,773

Shares	Common Stock (27.8%)	Value
Consumer Discretionary (3.7%) - continued
5,500	Sumitomo Rubber Industries, Ltd.	$76,346
6,000	Takashimaya Company, Ltd.	48,479
1,200	Tamron Company, Ltd.	21,921
20,390	Target Corporation	1,603,877
12,660	Toll Brothers, Inc.[i]	433,478
29,360	Tuesday Morning Corporation[i]	158,838
12,900	UBM plc	94,976
1,000	Valora Holding AG	190,409
7,000	Wacoal Holdings Corporation	83,755
9,700	WH Smith plc	229,934
9,000	WPP plc	187,371
1,700	Yokohama Rubber Company, Ltd.	29,983

	Total	17,507,470

Consumer Staples (1.4%)
2,000	AarhusKarlshamn AB	129,883
8,871	Anheuser-Busch InBev NV ADR	943,165
5,300	Axfood AB	87,550
1,265	Bakkafrost PF	40,434
600	British American Tobacco plc	33,105
4,500	Britvic plc	46,246
500	Carlsberg AS	38,421
26,300	Coca-Cola Company	1,055,156
10,100	Coca-Cola HBC AG	213,803
1,000	Cranswick plc	24,143
1,600	Henkel AG & Company KGaA	141,422
11,900	Imperial Tobacco Group plc	615,214
4,500	Japan Tobacco, Inc.	139,591
2,500	Jeronimo Martins SGPS SA	33,741
4,500	Kao Corporation	203,989
500	Kerry Group plc	37,615
22,700	Koninklijke Ahold NV	442,835
1,000	KOSE Corporation	91,269
6,300	Nestle SA	473,796
4,000	Nippon Meat Packers, Inc.	81,628
8,200	Nisshin Oillio Group, Ltd.	29,719
12,940	Philip Morris International, Inc.	1,026,530
900	Royal Unibrew AS	33,697
7,235	SalMar ASA	114,373
3,900	Suedzucker AG	70,922
900	Sugi Holdings Company, Ltd.	40,393
7,000	Swedish Match AB	211,600
400	TSURUHA Holdings, Inc.	34,471

	Total	6,434,711

Energy (2.3%)
1,600	Azrieli Group, Ltd.	63,963
42,280	Cobalt International Energy, Inc.[i]	299,342
3,020	Concho Resources, Inc.[i]	296,866
15,610	EOG Resources, Inc.	1,136,408
13,870	EQT Corporation	898,360
15,600	ERG SPA	218,194
2,600	Idemitsu Kosan Company, Ltd.	39,828
47,600	Kinder Morgan, Inc.	1,317,568
2,700	Royal Dutch Shell plc	64,044
28,500	Royal Dutch Shell plc ADR	1,350,615
8,244	Royal Dutch Shell plc, Class B	194,931
7,400	Showa Shell Sekiyu KK	58,333
54,000	Spectra Energy Corporation	1,418,580
12,000	TonenGeneral Sekiyu KK	116,291
32,300	Total SA ADR	1,444,133
181,080	Weatherford International, Ltd.[i]	1,535,558
4,700	Woodside Petroleum, Ltd.	96,193

	Total	10,549,207

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (27.8%)	Value
Financials (10.0%)
1,300	Acadia Realty Trust	$39,091
2,160	Affiliated Managers Group, Inc.[i]	369,338
1,300	Agree Realty Corporation	38,805
8,449	Alexandria Real Estate Equities, Inc.	715,377
7,900	Allianz SE	1,241,041
68,400	American Capital Agency Corporation	1,279,080
3,894	American Realty Capital Properties, Inc.	30,062
133,000	Annaly Capital Management, Inc.	1,312,710
3,500	Apartment Investment & Management Company	129,570
200,000	Apollo Investment Corporation	1,096,000
115,400	Ares Capital Corporation	1,670,992
24,800	Assured Guaranty, Ltd.	620,000
21,000	Australia & New Zealand Banking Group, Ltd.	401,230
2,700	AvalonBay Communities, Inc.	472,014
34,900	Bank Hapoalim, Ltd.	175,621
19,860	Bank Leumi Le-Israel BMi	74,131
9,107	Bank of Queensland, Ltd.	74,554
62,000	Bank of Yokohama, Ltd.	376,838
5,700	Bendigo and Adelaide Bank, Ltd.	39,836
21,700	BinckBank NV	179,249
5,100	BioMed Realty Trust, Inc.	101,898
18,796	Blackstone Group, LP	595,269
1,100	Bluerock Residential Growth REIT, Inc.	13,178
900	Bolsas y Mercados Espanoles SA	30,446
5,455	Boston Properties, Inc.	645,872
23,355	Brixmor Property Group, Inc.	548,375
8,690	Camden Property Trust	642,191
13,470	Capital One Financial Corporation	976,844
9,057	Capital Shopping Centres Group plc	45,206
27,000	CapitaMall Trust	36,104
1,575	Care Capital Properties, Inc.	51,865
28,730	Charles Schwab Corporation	820,529
901	Chesapeake Lodging Trust	23,480
9,000	Chiba Bank, Ltd.	63,910
30,180	Citigroup, Inc.	1,497,230
8,600	CNP Assurances	119,496
450	CoreSite Realty Corporation	23,148
5,900	CubeSmart	160,539
1,300	CyrusOne, Inc.	42,458
26,570	DDR Corporation	408,647
41,800	DEXUS Property Group	210,795
2,600	Digital Realty Trust, Inc.	169,832
32,958	Direct Line Insurance Group plc	187,008
8,665	DnB ASA	112,769
13,700	Duke Realty Corporation	260,985
1,200	DuPont Fabros Technology, Inc.	31,056
9,400	E*TRADE Financial Corporation[i]	247,502
9,070	Encore Capital Group, Inc.[i]	335,590
1,900	EPR Properties	97,983
1,000	Equinix, Inc.	273,400
2,500	Equity Lifestyle Properties, Inc.	146,425
8,420	Equity Residential	632,510
1,400	Essex Property Trust, Inc.	312,788
1,200	Extra Space Storage, Inc.	92,592
500	Federal Realty Investment Trust	68,225
20,600	FlexiGroup, Ltd.[j]	34,155
24,700	Frasers Centrepoint Trust	33,088
61,000	Fukuoka Financial Group, Inc.	290,534
11,167	General Growth Properties, Inc.	290,007
1,200	Geo Group, Inc.	35,688
120,000	Golub Capital BDC, Inc.	1,917,600
3,400	Hamborner REIT AG	32,863

Shares	Common Stock (27.8%)	Value
Financials (10.0%) - continued
7,700	Hang Seng Bank, Ltd.	$138,896
3,600	Hannover Rueckversicherung SE	368,754
6,700	HCP, Inc.	249,575
5,433	Health Care REIT, Inc.	367,923
5,300	Healthcare Trust of America, Inc.	129,903
6,300	Henderson Land Development Company, Ltd.	37,672
3,300	Highwoods Properties, Inc.	127,875
14,000	Hokuhoku Financial Group, Inc.	32,055
2,500	Hospitality Properties Trust	63,950
23,481	Host Hotels & Resorts, Inc.	371,235
173,767	HSBC Holdings plc	1,310,845
400	Hudson Pacific Properties, Inc.	11,516
7,500	Hufvudstaden AB	98,274
59,000	Hysan Development Company, Ltd.	245,669
2,000	IG Group Holdings plc	23,309
27,485	Intermediate Capital Group plc	214,982
87,000	Invesco Mortgage Capital, Inc.	1,064,880
27,203	Invesco, Ltd.	849,550
16,900	Investa Office Fund	46,984
38,800	Investec plc	297,087
2,800	Iron Mountain, Inc.	86,856
18	Japan Logistics Fund, Inc.	32,349
900	Julius Baer Group, Ltd.	40,871
74,280	KeyCorp	966,383
1,200	Kilroy Realty Corporation	78,192
10,900	Kimco Realty Corporation	266,287
669	Lamar Advertising Company	34,908
1,900	LaSalle Hotel Properties	53,941
800	Liberty Property Trust	25,208
46,000	Link REIT	253,250
4,800	London Stock Exchange Group plc	175,940
2,950	Macerich Company	226,619
5,350	Medical Properties Trust, Inc.	59,171
19,970	MetLife, Inc.	941,585
2,100	Mid-America Apartment Communities, Inc.	171,927
2,000	Muenchener Rueckversicherungs-Gesellschaft AG	373,531
1,300	National Health Investors, Inc.	74,737
4,900	National Retail Properties, Inc.	177,723
131,000	New World Development Company, Ltd.	127,579
53,197	Nordea Bank AB	593,493
7,100	NorthStar Realty Finance Corporation	87,685
9,000	Ogaki Kyoritsu Bank, Ltd.	35,460
10,500	Old Mutual plc	30,091
2,550	Omega Healthcare Investors, Inc.	89,632
1,400	Outfront Media, Inc.	29,120
13,700	Oversea-Chinese Banking Corporation, Ltd.	84,834
10,734	PacWest Bancorp	459,522
3,000	Parkway Properties, Inc.	46,680
3,300	Physicians Realty Trust	49,797
16,350	Prologis, Inc.	636,015
3,482	Public Storage, Inc.	736,896
2,100	Realty Income Corporation	99,519
1,900	Regency Centers Corporation	118,085
7,100	Renasant Corporation	233,235
12,700	Resona Holdings, Inc.	64,710
1,200	Retail Opportunity Investments Corporation	19,848
4,894	RLJ Lodging Trust	123,671
400	Sabra Healthcare REIT, Inc.	9,272
900	Sampo Oyj	43,558

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

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Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (27.8%)	Value
Financials (10.0%) - continued
4,900	Schroders plc	$208,211
800	Senior Housing Property Trust	12,960
6,640	Simon Property Group, Inc.	1,219,901
35,300	Skandinaviska Enskilda Banken AB	377,541
1,100	SL Green Realty Corporation	118,976
93,000	Solar Capital, Ltd.	1,471,260
1,003	Sovran Self Storage, Inc.	94,583
13,200	Spirit Realty Captial, Inc.	120,648
100	St. Galler Kantonalbank AG	36,553
103,700	Stockland	281,734
906	Store Capital Corporation	18,718
5,000	Strategic Hotels & Resorts, Inc.[i]	68,950
40,000	Sumitomo Mitsui Trust Holdings, Inc.	146,602
3,700	Summit Hotel Properties, Inc.	43,179
8,100	Swiss Re AG	694,957
1,200	Talanx AG	35,950
2,564	Tanger Factory Outlet Centers, Inc.	84,535
700	Taubman Centers, Inc.	48,356
232,750	Two Harbors Investment Corporation	2,052,855
15,500	UBS Group AG	286,566
5,600	UDR, Inc.	193,088
11,914	UNIQA Insurance Group AG	103,307
23,500	United Overseas Bank, Ltd.	306,842
3,560	Urban Edge Properties	76,860
6,300	Ventas, Inc.	353,178
6,230	Vornado Realty Trust	563,317
4,300	Wallenstam AB	35,356
45,100	Wing Tai Holdings, Ltd.	52,987
1,500	WP Carey, Inc.	86,715
15,070	Zions Bancorporation	415,028
1,100	Zurich Insurance Group AG	270,057

	Total	46,684,503

Health Care (2.5%)
31,240	Abbott Laboratories	1,256,473
3,400	Actavis, Inc.[i]	924,154
500	Actelion, Ltd.	63,548
8,500	Akorn, Inc.[i]	242,293
5,640	Alexion Pharmaceuticals, Inc.[i]	882,040
6,250	Amgen, Inc.	864,500
3,900	Astellas Pharmaceutical, Inc.	50,482
1,700	CSL, Ltd.	106,987
5,600	Essilor International SA	684,147
500	Fresenius Medical Care AG & Company	39,078
400	Gerresheimer AG	29,239
6,000	Hikma Pharmaceuticals plc	207,262
10,840	Hologic, Inc.[i]	424,169
4,341	ICON plc[i]	308,081
2,120	Illumina, Inc.[i]	372,738
2,000	Kaken Pharmaceutical Company, Ltd.	185,635
900	Lonza Group AG	118,094
14,500	Medtronic, Inc.	970,630
20,750	Merck & Company, Inc.	1,024,842
4,100	Nichi-iko Pharmaceutical Company, Ltd.	107,964
5,500	Novartis AG	505,515
1,300	Otsuka Holdings Company, Ltd.	41,511
900	Paramount Bed Holdings Company, Ltd.	26,763
49,168	Pfizer, Inc.	1,544,367
1,500	Recordati SPA	34,614
200	Roche Holding AG	53,094
900	Sanofi	85,681
1,900	Suzuken Company, Ltd.	63,359

Shares	Common Stock (27.8%)	Value
Health Care (2.5%) - continued
600	Teva Pharmaceutical Industries, Ltd.	$33,908
3,240	Waters Corporation[i]	383,000

	Total	11,634,168

Industrials (2.5%)
1,700	Aalberts Industries NV	50,382
800	Adecco SA	58,588
12,340	ADT Corporation	368,966
3,200	Aida Engineering, Ltd.	26,384
41,000	Air New Zealand, Ltd.	64,515
19,000	Asahi Glass Company, Ltd.	111,023
24,000	BAE Systems plc	162,686
10,570	Boeing Company	1,384,141
9,500	Central Glass Company, Ltd.	41,519
1,300	Croda International plc	53,344
7,600	CTT-Correios de Portugal SA	84,886
5,000	Dai Nippon Printing Company, Ltd.	48,312
4,982	Dart Group plc	36,477
3,300	Deutsche Post AG	91,420
1,800	DSV AS	67,260
900	Elbit Systems, Ltd.	66,531
7,920	EMCOR Group, Inc.	350,460
8,930	FedEx Corporation	1,285,741
8,800	Flowserve Corporation	362,032
441	Flughafen Wien Aktiengesellschaft	39,772
100	Flughafen Zuerich AG	69,603
3,439	Galliford Try plc	82,679
100	Georg Fischer AG	56,677
1,600	Go-Ahead Group plc	59,445
2,800	Hamburger Hafen und Logistik AG	45,618
6,000	Hankyu Hanshin Holdings, Inc.	36,696
8,490	HNI Corporation	364,221
600	Hoshizaki Electric Company, Ltd.	42,058
12,506	Illinois Tool Works, Inc.	1,029,369
2,300	Inaba Denki Sangyo Company, Ltd.	69,398
19,580	Ingersoll-Rand plc	994,077
8,200	Intrum Justitia AB	283,655
30,900	ITOCHU Corporation	326,651
1,500	Jardine Matheson Holdings, Ltd.	71,026
600	Jungheinrich AG	43,503
10,800	KITZ Corporation	48,062
8,600	Komatsu, Ltd.	126,235
2,400	KONE Oyj	91,339
2,300	Koninklijke Boskalis Westminster NV	100,677
20,000	Macquarie Infrastructure Corporation	1,493,200
4,200	MIRAIT Holdings Corporation	38,092
5,000	Mitsuboshi Belting, Ltd.	38,059
4,600	Nippon Konpo Unyu Soko Company, Ltd.	81,238
7,500	Nitto Kogyo Corporation	131,311
4,000	Obayashi Corporation	34,129
14,500	Rentokil Initial plc	32,390
500	Rieter Holding AG	74,020
4,800	Sandvik AB	40,888
5,400	Siemens AG	482,422
2,400	Teleperformance SA	182,107
1,300	TKH Group NV	47,154
8,000	Toppan Printing Company, Ltd.	64,444
1,100	Travis Perkins plc	32,816
3,400	Tsubakimoto Chain Company	21,309
3,110	WABCO Holdings, Inc.[i]	326,021
1,400	Yuasa Trading Company, Ltd.	28,805

	Total	11,843,833

Information Technology (3.4%)
12,290	Alibaba Group Holding, Ltd. ADR[i]	724,741

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (27.8%)	Value
Information Technology (3.4%) - continued
3,000	Alps Electric Company, Ltd.	$84,720
18,310	Apple, Inc.	2,019,593
7,090	Autodesk, Inc.[i]	312,953
8,200	Brother Industries, Ltd.	98,843
16,500	Canon, Inc.	477,304
800	Cap Gemini SA	71,443
5,300	Carsales.com, Ltd.	36,511
6,150	Check Point Software Technologies, Ltd.[i,j]	487,880
34,260	Cisco Systems, Inc.	899,325
3,400	Dialog Semiconductor plc[i]	136,404
1,500	DTS Corporation	35,442
44,761	EMC Corporation	1,081,426
11,350	Facebook, Inc.[i]	1,020,365
15,400	FUJIFILM Holdings NPV	575,685
1,520	Google, Inc., Class Ai	970,322
1,454	Google, Inc., Class Ci	884,643
3,000	Hitachi Kokusai Electric, Inc.	31,701
1,400	Ingenico Group	169,172
4,600	IRESS, Ltd.	31,046
2,700	IT Holdings Corporation	61,251
2,200	ITOCHU Techno-Solutions Corporation	46,920
15,180	Juniper Networks, Inc.	390,278
1,100	Kyocera Corporation	50,380
13,420	MasterCard, Inc.	1,209,410
26,402	MaxLinear, Inc.[i]	328,441
17,790	Microsoft Corporation	787,385
5,900	NEC Networks & System Integration Corporation	105,484
1,200	NS Solutions Corporation	50,720
900	Oracle Corporation Japan	38,006
7,470	Plantronics, Inc.	379,849
14,170	Progress Software Corporation[i]	366,011
11,150	QLIK Technologies, Inc.[i]	406,418
1,500	Samsung Electronics Company, Ltd. GDR	709,392
4,200	SAP SE	272,093
1,200	Trend Micro, Inc.	42,389
2,390	Ultimate Software Group, Inc.[i]	427,834

	Total	15,821,780

Materials (0.6%)
1,340	Airgas, Inc.	119,702
1,270	Ashland, Inc.	127,787
13,100	BillerudKorsnas AB	188,617
11,000	Boral, Ltd.	40,911
2,800	Buzzi Unicem SPA	46,805
3,140	Crown Holdings, Inc.[i]	143,655
16,400	Daicel Corporation	201,323
3,939	Domtar Corporation	140,819
6,000	DOWA Holdings Company, Ltd.	45,467
2,460	FMC Corporation	83,419
100	Givaudan SA	162,716
5,200	Hokuetsu Kishu Paper Company, Ltd.	28,252
1,600	Holmen AB	44,871
3,800	Mondi plc	79,645
1,300	Nippon Steel & Sumitomo Metal Corporation	23,690
26,492	Norsk Hydro ASA	88,339
18,898	OceanaGold Corporation	27,614
6,000	Oji Holdings Corporation	25,753
6,230	Owens-Illinois, Inc.[i]	129,086
1,320	PPG Industries, Inc.	115,751
8,000	Rengo Company, Ltd.	30,922
7,980	Steel Dynamics, Inc.	137,096

Shares	Common Stock (27.8%)	Value
Materials (0.6%) - continued
11,000	Sumitomo Metal Mining Company, Ltd.	$124,957
7,000	Sumitomo Seika Chemicals Company, Ltd.	44,839
6,900	UPM-Kymmene Oyj	103,575
5,200	Vedanta Resources plc	33,497
7,179	Yara International ASA	286,389

	Total	2,625,497

Telecommunications Services (0.6%)
53,700	Bezeq Israel Telecommunication Corporation, Ltd.	102,771
33,419	BT Group plc	212,696
8,900	Elisa Oyj	301,063
7,100	Freenet AG	234,901
121,200	KCOM Group plc	163,715
20,400	Orange SA	309,251
4,400	Proximus SA	152,206
12,700	StarHub, Ltd.	30,923
155,800	Telstra Corporation, Ltd.	615,988
7,800	Vivendi SA	184,796
13,670	Zayo Group Holdings, Inc.[i]	346,671

	Total	2,654,981

Utilities (0.8%)
124,300	A2A SPA	154,315
38,000	Brookfield Infrastructure Partners, LP	1,397,260
18,500	CLP Holdings, Ltd.	158,156
6,100	E.ON SE	52,347
107,900	Electricidade de Portugal SA	395,297
58,900	Enel SPA	262,813
24,709	MDU Resources Group, Inc.	424,995
2,600	National Grid plc	36,210
7,706	NorthWestern Corporation	414,814
12,000	Osaka Gas Company, Ltd.	45,497
35,000	Redes Energeticas Nacionais SGPS SA	104,934
1,300	Severn Trent plc	43,004
1,600	SSE plc	36,213
6,000	Toho Gas Company, Ltd.	35,381
16,200	United Utilities Group plc	227,058

	Total	3,788,294

	Total Common Stock (cost $142,231,567)	129,544,444

Shares	Mutual Funds (4.9%)	Value
Equity Mutual Funds (3.8%)
256,500	Alerian MLP ETF	3,201,120
58,200	Energy Select Sector SPDR Fund	3,561,840
114,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,133,160
12,700	iShares MSCI EAFE Index Fund	727,964
27,000	iShares S&P U.S. Preferred Stock Index Fund	1,042,200
38,240	Materials Select Sector SPDR Fund	1,526,541
98,600	SPDR S&P Oil & Gas Exploration & Production ETF	3,238,024
34,720	Utilities Select Sector SPDR Fund	1,503,029
25,000	Vanguard High Dividend Yield ETF	1,566,250

	Total	17,500,128

Fixed Income Mutual Funds (1.1%)
9,100	iShares Intermediate Credit Bond ETF	988,260

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

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Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Mutual Funds (4.9%)	Value
Fixed Income Mutual Funds (1.1%) - continued
50,740	Vanguard Short-Term Corporate Bond ETF	$4,044,485

	Total	5,032,745

	Total Mutual Funds (cost $24,665,445)	22,532,873

Shares	Preferred Stock (4.3%)	Value
Financials (4.0%)
30,000	Affiliated Managers Group, Inc., 5.250%	749,700
5,625	Agribank FCB, 6.875%[h]	591,680
42,000	Allstate Corporation, 5.100%	1,065,960
39,710	Annaly Capital Management, Inc., 7.500%[h]	979,248
800	Bank of America Corporation, Convertible, 7.250%[h]	861,600
37,225	Citigroup, Inc., 6.875%[h]	992,791
26,020	Citigroup, Inc., 7.875%	668,454
13,380	Cobank ACB, 6.250%[h]	1,383,157
16,000	Countrywide Capital V, 7.000%	410,720
4,000	Farm Credit Bank of Texas, 6.750%[f,h]	417,750
53,200	GMAC Capital Trust I, 8.125%	1,358,196
50,800	Goldman Sachs Group, Inc., 5.500%[h]	1,243,584
48,000	HSBC USA, Inc., 6.500%[h]	1,217,760
225	M&T Bank Corporation, 6.375%[h]	228,375
30,420	Morgan Stanley, 6.875%[h]	813,127
25,900	Morgan Stanley, 7.125%[h]	710,955
24,500	PNC Financial Services Group, Inc., 6.125%[h]	671,545
57,000	RBS Capital Funding Trust V, 5.900%[h]	1,389,090
8,000	Royal Bank of Scotland Group plc, 7.250%[h]	201,840
28,000	U.S. Bancorp, 6.500%[h]	804,160
16,000	Wells Fargo & Company, 5.850%[h]	408,000
1,125	Wells Fargo & Company, Convertible, 7.500%[h]	1,314,000

	Total	18,481,692

Materials (0.3%)
19,000	CHS, Inc., 6.750%[h]	492,290
31,200	CHS, Inc., 7.100%[h]	828,672

	Total	1,320,962

Utilities (<0.1%)
8,000	Southern California Edison Company Trust IV, 5.375%[h]	206,000

	Total	206,000

	Total Preferred Stock (cost $19,908,704)	20,008,654

Shares	Collateral Held for Securities Loaned (0.1%)	Value
657,090	Thrivent Cash Management Trust	657,090

	Total Collateral Held for Securities Loaned (cost $657,090)	657,090

Shares or Principal Amount	Short-Term Investments (8.6%)[k]	Value
	Federal Home Loan Bank Discount Notes
200,000	0.085%, 10/9/2015[l]	$199,996
700,000	0.139%, 10/14/2015[l]	699,965
200,000	0.125%, 10/16/2015[l]	199,989
800,000	0.140%, 10/21/2015[l]	799,938
100,000	0.165%, 11/12/2015[l]	99,981
	Thrivent Cash Management Trust
38,253,286	0.110%	38,253,286

	Total Short-Term Investments (at amortized cost)	40,253,155

	Total Investments (cost $495,674,440) 102.4%	$477,672,855

	Other Assets and Liabilities, Net (2.4%)	(11,313,782)

	Total Net Assets 100.0%	$466,359,073

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2015.
e

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2015.

f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2015, the value of these investments was $45,747,426 or 9.8% of total net assets.

g

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	All or a portion of the security is on loan.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At September 30, 2015, $1,999,869 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Portfolio owned as of September 30, 2015.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Security	Acquisition Date	Cost
AIG Life Holdings, Inc., 12/1/2045	7/19/2012	$838,937
Bayview Opportunity Master Fund Trust, 7/28/2034	3/19/2015	587,782
Bayview Opportunity Master Fund Trust, 7/28/2019	7/30/2014	354,684
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	1,013,414
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	539,315
Oak Hill Advisors Residential Loan Trust, 1/25/2055	3/5/2015	938,384
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	1,179,607
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,083,616
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	548,253

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$9,115,001
Gross unrealized depreciation	(27,116,586)

Net unrealized appreciation (depreciation)	$(18,001,585)

Cost for federal income tax purposes	$495,674,440

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,943,461	–	3,355,338	588,123
Capital Goods	2,941,518	–	2,941,518	–
Communications Services	20,298,917	–	18,844,397	1,454,520
Consumer Cyclical	9,489,473	–	9,184,169	305,304
Consumer Non-Cyclical	9,282,227	–	9,282,227	–
Energy	3,696,222	–	2,660,171	1,036,051
Financials	3,347,629	–	3,347,629	–
Technology	4,499,185	–	4,499,185	–
Transportation	2,902,632	–	2,214,277	688,355
Utilities	1,816,327	–	1,816,327	–
Long-Term Fixed Income
Asset-Backed Securities	15,457,420	–	15,457,420	–
Basic Materials	2,283,174	–	2,283,174	–
Capital Goods	4,984,168	–	4,984,168	–
Collateralized Mortgage Obligations	64,843,741	–	64,843,741	–
Commercial Mortgage-Backed Securities	686,513	–	686,513	–
Communications Services	9,536,839	–	9,536,839	–
Consumer Cyclical	8,417,078	–	8,417,078	–
Consumer Non-Cyclical	10,586,200	–	10,586,200	–
Energy	7,635,634	–	7,635,634	–
Financials	40,108,016	–	37,710,813	2,397,203
Foreign Government	11,682,703	–	11,682,703	–
Mortgage-Backed Securities	9,724,836	–	9,724,836	–
Technology	5,951,290	–	5,951,290	–
Transportation	1,555,339	–	1,555,339	–
U.S. Government and Agencies	1,449,161	–	1,449,161	–
Utilities	7,556,936	–	7,556,936	–
Common Stock
Consumer Discretionary	17,507,470	13,462,663	4,044,807	–
Consumer Staples	6,434,711	3,024,851	3,409,860	–
Energy	10,549,207	9,697,430	851,777	–
Financials	46,684,503	35,418,773	11,265,730	–
Health Care	11,634,168	9,197,287	2,436,881	–
Industrials	11,843,833	7,958,228	3,885,605	–
Information Technology	15,821,780	13,406,266	2,415,514	–
Materials	2,625,497	997,315	1,628,182	–
Telecommunications Services	2,654,981	346,671	2,308,310	–
Utilities	3,788,294	2,237,069	1,551,225	–
Mutual Funds
Equity Mutual Funds	17,500,128	17,500,128	–	–
Fixed Income Mutual Funds	5,032,745	5,032,745	–	–
Preferred Stock
Financials	18,481,692	15,860,730	2,620,962	–
Materials	1,320,962	1,320,962	–	–
Utilities	206,000	206,000	–	–
Collateral Held for Securities Loaned	657,090	657,090	–	–
Short-Term Investments	40,253,155	38,253,286	1,999,869	–

Total	$477,672,855	$174,577,494	$296,625,805	$6,469,556

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	791,138	791,138	–	–

Total Asset Derivatives	$791,138	$791,138	$–	$–

Liability Derivatives
Futures Contracts	140,989	140,989	–	–

Total Liability Derivatives	$140,989	$140,989	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(180)	December 2015	($39,430,701)	($39,425,625)	$5,076
5-Yr. U.S. Treasury Bond Futures	302	December 2015	36,191,390	36,395,720	204,330
10-Yr. U.S. Treasury Bond Futures	(48)	December 2015	(6,111,976)	(6,179,250)	(67,274)
30-Yr. U.S. Treasury Bond Futures	11	December 2015	1,696,784	1,730,781	33,997
S&P 500 Index Futures	(62)	December 2015	(30,132,518)	(29,584,850)	547,668
S&P 500 Index Mini-Futures	57	December 2015	5,513,510	5,439,795	(73,715)
Ultra Long Term U.S. Treasury Bond Futures	1	December 2015	160,339	160,406	67
Total Futures Contracts					$650,149

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$2,146,445	$18,314,191	$19,803,546	657,090	$657,090	$32,189
Cash Management Trust-Short Term Investment	46,646,332	192,779,321	201,172,367	38,253,286	38,253,286	21,779
Total Value and Income Earned	48,792,777				38,910,376	53,968

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (31.0%)[a]	Value
Basic Materials (1.7%)
	Alpha Natural Resources, Inc., Term Loan
$432,608	3.500%, 5/22/2020	$188,401
	Fortescue Metals Group, Ltd., Term Loan
249,764	3.750%, 6/30/2019	203,715
	Ineos US Finance, LLC, Term Loan
248,080	3.750%, 12/15/2020	240,018
	NewPage Corporation, Term Loan
411,303	9.500%, 2/11/2021	221,589
	Tronox Pigments BV, Term Loan
564,103	4.250%, 3/19/2020	491,210
	Wausau Paper Corporation, Term Loan
246,283	6.500%, 7/30/2020	245,051

	Total	1,589,984

Capital Goods (2.2%)
	ADS Waste Holdings, Inc., Term Loan
239,979	3.750%, 10/9/2019	236,154
	Berry Plastics Group, Inc., Term Loan
1,400,000	0.000%, 9/17/2022[b,c]	1,396,276
	Rexnord, LLC, Term Loan
274,400	4.000%, 8/21/2020	271,612
	Silver II Borrower, Term Loan
257,593	4.000%, 12/13/2019	234,195

	Total	2,138,237

Communications Services (10.8%)
	Altice Financing SA, Term Loan
71,072	5.250%, 2/4/2022	70,628
	Atlantic Broadband Penn, LLC, Term Loan
78,245	3.250%, 11/30/2019	77,495
	Birch Communication, Inc., Term Loan
655,781	7.750%, 7/17/2020	654,142
	CCO Safari III, LLC, Term Loan
220,000	3.500%, 1/24/2023	218,671
	Cengage Learning Acquisitions, Term Loan
697,438	7.000%, 3/31/2020	690,986
	Charter Communications Operating, LLC, Term Loan
246,843	3.000%, 7/1/2020	243,605
	Cincinnati Bell, Inc., Term Loan
252,579	4.000%, 9/10/2020	251,423
	CSC Holdings, LLC, Term Loan
1,250,000	0.000%, 9/25/2022[b,c]	1,241,875
	Fairpoint Communications, Term Loan
249,248	7.500%, 2/14/2019	249,819
	Grande Communications Networks, LLC, Term Loan
249,268	4.500%, 5/29/2020	247,398
	Hargray Communications Group, Inc., Term Loan
219,545	5.250%, 6/26/2019	219,820
	iHeartCommunications, Inc., Term Loan
255,000	6.944%, 1/30/2019	211,012
	IMG Worldwide, Inc., Term Loan
1,477,208	5.250%, 5/6/2021	1,467,975

Principal Amount	Bank Loans (31.0%)[a]	Value
Communications Services (10.8%) - continued
	Integra Telecom Holdings, Inc., Term Loan
$294,049	5.250%, 8/14/2020	$292,029
	Intelsat Jackson Holdings SA, Term Loan
160,000	3.750%, 6/30/2019	155,480
	Level 3 Communications, Inc., Term Loan
280,000	4.000%, 8/1/2019	279,720
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
475,000	4.500%, 1/7/2022	459,862
	LTS Buyer, LLC, Term Loan
273,700	4.000%, 4/13/2020	268,226
	NTelos, Inc., Term Loan
58,938	5.750%, 11/9/2019	58,754
	SBA Senior Finance II, LLC, Term Loan
740,625	3.250%, 3/24/2021	730,649
219,450	3.250%, 6/10/2022	216,112
	TNS, Inc., Term Loan
85,984	5.000%, 2/14/2020	85,823
	Univision Communications, Inc., Term Loan
249,187	4.000%, 3/1/2020	247,395
	Virgin Media Investment Holdings, Ltd., Term Loan
171,697	3.500%, 6/30/2023	169,015
	WideOpenWest Finance, LLC, Term Loan
249,274	4.500%, 4/1/2019	246,586
	XO Communications, LLC, Term Loan
689,500	4.250%, 3/20/2021	683,295
	Yankee Cable Acquisition, LLC, Term Loan
238,062	3.444%, 3/1/2020	237,096
	Zayo Group, LLC, Term Loan
249,244	3.750%, 7/2/2019	247,459

	Total	10,222,350

Consumer Cyclical (3.2%)
	Amaya Gaming Group, Inc., Term Loan
356,407	5.000%, 8/1/2021	350,170
	Burlington Coat Factory Warehouse Corporation, Term Loan
249,141	4.250%, 8/13/2021	249,139
	Ceridian HCM Holding, Inc., Term Loan
134,593	4.500%, 9/15/2020	127,275
	FCA US, LLC, Term Loan
145,889	3.250%, 12/31/2018	144,430
	Golden Nugget, Inc., Delayed Draw
100,013	5.500%, 11/21/2019	100,107
	Golden Nugget, Inc., Term Loan
233,363	5.500%, 11/21/2019	233,582
	Hilton Worldwide Finance, LLC, Term Loan
64,074	3.500%, 10/26/2020	63,860
	J.C. Penney Corporation, Inc., Term Loan
249,262	6.000%, 5/22/2018	247,550
	Las Vegas Sands, LLC, Term Loan
122,813	3.250%, 12/19/2020	121,508

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (31.0%)[a]	Value
Consumer Cyclical (3.2%) - continued
	Marina District Finance Company, Inc., Term Loan
$234,561	6.500%, 8/15/2018	$236,022
	Mohegan Tribal Gaming Authority, Term Loan
786,748	5.500%, 6/15/2018	782,570
	Pinnacle Entertainment, Inc., Term Loan
33,281	3.750%, 8/13/2020	33,228
	Scientific Games International, Inc., Term Loan
250,537	6.000%, 10/18/2020	247,002
	Seminole Hard Rock Entertainment, Inc., Term Loan
118,485	3.500%, 5/14/2020	116,115

	Total	3,052,558

Consumer Non-Cyclical (4.9%)
	Albertsons, Inc., Term Loan
275,868	5.375%, 3/21/2019	275,752
	Catalina Marketing Corporation, Term Loan
124,370	4.500%, 4/9/2021	106,337
	Endo Luxembourg Finance I Co Sarl, Term Loan
365,000	3.750%, 9/26/2022[b,c]	363,518
	JBS USA, LLC, Term Loan
1,318,532	3.750%, 5/25/2018	1,311,939
210,000	1.500%, 9/19/2022	209,910
	LTF Merger Sub, Inc., Term Loan
812,962	4.250%, 6/10/2022	808,727
	McGraw-Hill Global Education Holdings, LLC, Term Loan
523,767	4.750%, 3/22/2019[b,c]	523,987
	Ortho-Clinical Diagnostics, Inc., Term Loan
478,789	4.750%, 6/30/2021	469,213
	Roundy’s Supermarkets, Inc., Term Loan
209,900	5.750%, 3/3/2021	182,787
	Supervalu, Inc., Term Loan
224,280	4.500%, 3/21/2019	224,374
	Visant Corporation, Term Loan
229,532	7.000%, 9/23/2021	210,786

	Total	4,687,330

Energy (1.2%)
	Arch Coal, Inc., Term Loan
273,649	6.250%, 5/16/2018	153,928
	Aria Energy Operating, LLC, Term Loan
119,446	5.000%, 5/27/2022	117,355
	Exgen Renewables I, LLC, Term Loan
290,049	5.250%, 2/6/2021	290,049
	McJunkin Red Man Corporation, Term Loan
99,741	4.750%, 11/8/2019	97,165
	MEG Energy Corporation, Term Loan
257,990	3.750%, 3/31/2020	240,576
	Offshore Group Investment, Ltd., Term Loan
197,468	5.750%, 3/28/2019	62,343

Principal Amount	Bank Loans (31.0%)[a]	Value
Energy (1.2%) - continued
	Pacific Drilling SA, Term Loan
$249,263	4.500%, 6/3/2018	$146,798

	Total	1,108,214

Financials (2.2%)
	Delos Finance Sarl, Term Loan
125,000	3.500%, 3/6/2021	124,531
	Harland Clarke Holdings Corporation, Term Loan
240,656	7.000%, 5/22/2018	239,754
	MPH Acquisition Holdings, LLC, Term Loan
270,327	3.750%, 3/31/2021	266,745
	TransUnion, LLC, Term Loan
1,354,375	3.500%, 4/9/2021	1,339,139
	WaveDivision Holdings, LLC, Term Loan
78,985	4.000%, 10/15/2019	78,754

	Total	2,048,923

Technology (2.6%)
	Avago Technologies, Ltd., Term Loan
536,573	3.750%, 5/6/2021	535,790
	BMC Software, Inc., Term Loan
265,378	5.000%, 9/10/2020	240,565
	Booz Allen Hamilton, Inc., Term Loan
103,359	3.750%, 7/31/2019	103,391
	First Data Corporation, Term Loan
255,000	3.696%, 3/23/2018	252,690
120,000	3.696%, 9/24/2018	118,740
	Freescale Semiconductor, Inc., Term Loan
249,282	4.250%, 2/28/2020	248,970
	Infor US, Inc., Term Loan
252,394	3.750%, 6/3/2020[b,c]	243,929
	Merrill Communications, LLC, Term Loan
581,501	6.250%, 6/1/2022	577,140
	SS&C European Holdings SARL, Term Loan
16,323	4.000%, 7/8/2022	16,333
103,184	4.000%, 7/8/2022	103,249

	Total	2,440,797

Transportation (1.2%)
	American Airlines, Inc., Term Loan
496,163	3.250%, 6/27/2020	490,705
	OSG Bulk Ships, Inc., Term Loan
641,875	5.250%, 8/5/2019	634,654

	Total	1,125,359

Utilities (1.0%)
	Calpine Corporation, Term Loan
736,875	4.000%, 10/31/2020	734,805
	Intergen NV, Term Loan
249,262	5.500%, 6/15/2020	228,905

	Total	963,710

	Total Bank Loans (cost $30,564,505)	29,377,462

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (54.0%)	Value
Asset-Backed Securities (3.7%)
	Asset Backed Securities Corporation Home Equity Loan Trust
$197,088	0.334%, 7/25/2036[d]	$176,809
	Bayview Opportunity Master Fund Trust
50,669	3.623%, 7/28/2019*,e	50,382
73,402	3.623%, 4/28/2030f	73,404
164,404	3.721%, 2/28/2035*	164,658
240,188	3.721%, 7/28/2035[e,f]	241,067
	CAM Mortgage, LLC
167,428	3.500%, 7/15/2064*,e	167,389
	Countrywide Asset-Backed Certificates
125,742	5.530%, 4/25/2047	135,188
	Credit Based Asset Servicing and Securitization, LLC
108,479	3.559%, 12/25/2036[e]	73,568
	First Horizon ABS Trust
309,021	0.354%, 10/25/2034[d,g]	277,395
	GMAC Mortgage Corporation Loan Trust
442,214	0.379%, 8/25/2035[d,g]	407,619
	IndyMac INDA Mortgage Loan Trust
183,683	4.720%, 8/25/2036	176,140
	IndyMac INDX Mortgage Loan Trust
203,880	0.404%, 4/25/2046[d]	160,112
	J.P. Morgan Mortgage Acquisition Trust
147,123	6.472%, 3/25/2047[e]	113,103
	Lehman XS Trust
191,697	5.440%, 8/25/2035[e]	173,428
	Popular ABS Mortgage Pass-Through Trust
100,000	5.297%, 11/25/2035[e]	91,498
	Renaissance Home Equity Loan Trust
241,097	5.797%, 8/25/2036[e]	150,773
192,192	5.285%, 1/25/2037[e]	105,727
	U.S. Residential Opportunity Fund III Trust
163,330	3.721%, 1/27/2035*	163,081
	Vericrest Opportunity Loan Transferee
184,985	3.500%, 6/26/2045[f]	184,786
165,640	3.625%, 7/25/2045[e,f]	164,845
	Wachovia Asset Securitization, Inc.
358,597	0.334%, 7/25/2037*,d,g	315,461

	Total	3,566,433

Basic Materials (0.6%)
	Albemarle Corporation
46,000	3.000%, 12/1/2019	46,201
	Anglo American Capital plc
22,000	1.239%, 4/15/2016[d,f]	21,982
	ArcelorMittal SA
120,000	6.250%, 3/1/2021	108,224
	Dow Chemical Company
24,000	8.550%, 5/15/2019	29,013
	First Quantum Minerals, Ltd.
130,000	7.000%, 2/15/2021[f]	84,175
	Freeport-McMoRan, Inc.
23,000	2.300%, 11/14/2017	20,758
30,000	2.375%, 3/15/2018	26,250
	Glencore Funding, LLC
30,000	1.349%, 4/16/2018[d,f]	25,917

Principal Amount	Long-Term Fixed Income (54.0%)	Value
Basic Materials (0.6%) - continued
	LyondellBasell Industries NV
$26,000	5.000%, 4/15/2019	$28,033
	NOVA Chemicals Corporation
97,215	5.250%, 8/1/2023[f]	94,177
	Sappi Papier Holding GmbH
80,000	6.625%, 4/15/2021[f]	80,900

	Total	565,630

Capital Goods (1.6%)
	Berry Plastics Escrow, LLC
95,000	6.000%, 10/15/2022[c,f]	95,238
	Building Materials Corporation of America
50,000	6.000%, 10/15/2025[c,f]	50,500
	Cemex SAB de CV
130,000	5.700%, 1/11/2025[f]	116,350
	CNH Capital, LLC
64,810	3.625%, 4/15/2018	62,988
	Crown Americas Capital Corporation IV
120,000	4.500%, 1/15/2023	117,600
	Harsco Corporation
30,000	2.700%, 10/15/2015	29,985
	Huntington Ingalls Industries, Inc.
155,000	5.000%, 12/15/2021[f]	158,100
	L-3 Communications Corporation
33,000	1.500%, 5/28/2017	32,698
	Martin Marietta Materials, Inc.
40,000	1.427%, 6/30/2017[d]	39,700
	Moog, Inc.
155,000	5.250%, 12/1/2022[f]	155,000
	Nortek, Inc.
64,810	8.500%, 4/15/2021	68,050
	Owens-Brockway Glass Container, Inc.
155,000	5.000%, 1/15/2022[f]	147,250
	Pentair Finance SA
35,000	3.625%, 9/15/2020	35,438
	Reynolds Group Issuer, Inc.
64,810	9.875%, 8/15/2019	67,078
	Roper Industries, Inc.
34,000	2.050%, 10/1/2018	33,893
	Sealed Air Corporation
155,000	4.875%, 12/1/2022[f]	153,256
	United Rentals, Inc.
170,000	5.500%, 7/15/2025	158,950

	Total	1,522,074

Collateralized Mortgage Obligations (7.0%)
	Alternative Loan Trust
111,059	5.500%, 5/25/2035	111,576
	American Home Mortgage Assets Trust
140,739	1.159%, 9/25/2046[d]	99,688
250,888	0.384%, 12/25/2046[d]	172,240
	Bear Stearns Adjustable Rate Mortgage Trust
197,879	2.660%, 10/25/2035[d]	194,604
	Bear Stearns ALT-A Trust
194,915	2.652%, 10/25/2033	193,608
134,824	2.589%, 6/25/2034	133,779
	CitiMortgage Alternative Loan Trust
305,571	5.750%, 4/25/2037	262,540
	Countrywide Alternative Loan Trust
164,612	5.750%, 8/25/2035	155,590

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

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Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (54.0%)	Value
Collateralized Mortgage Obligations (7.0%) - continued
$183,817	5.500%, 10/25/2035	$175,587
64,703	5.500%, 2/25/2036	61,518
94,791	6.000%, 1/25/2037	87,195
201,151	5.500%, 5/25/2037	166,645
	Deutsche Alt-A Securities Mortgage Loan Trust
126,551	0.969%, 4/25/2047[d]	108,884
	GMAC Mortgage Corporation Loan Trust
160,656	3.194%, 5/25/2035	153,859
56,077	3.280%, 9/19/2035	52,758
	GSR Mortgage Loan Trust
18,256	0.384%, 8/25/2046[d]	17,721
	HarborView Mortgage Loan Trust
160,513	2.730%, 12/19/2035	141,677
	Impac CMB Trust
232,820	0.714%, 4/25/2035[d]	213,991
42,137	0.834%, 8/25/2035[d]	37,786
	J.P. Morgan Alternative Loan Trust
155,081	6.500%, 3/25/2036	135,151
	J.P. Morgan Mortgage Trust
116,415	6.500%, 1/25/2035	113,613
88,885	2.274%, 6/25/2035	88,758
82,224	2.719%, 6/25/2035	83,027
138,238	2.594%, 7/25/2035	135,217
195,011	2.855%, 8/25/2035	193,902
251,790	2.376%, 6/25/2036	226,779
51,977	2.678%, 10/25/2036	46,584
	MLCC Mortgage Investors, Inc.
150,454	0.854%, 8/25/2029[d]	150,190
	Morgan Stanley Mortgage Loan Trust
123,210	4.660%, 11/25/2035	91,019
	MortgageIT Trust
244,033	0.454%, 12/25/2035[d]	221,163
	Residential Accredit Loans, Inc.
39,556	5.500%, 12/25/2034	39,970
70,448	3.449%, 5/25/2035	69,895
143,554	3.605%, 9/25/2035	119,519
	Sequoia Mortgage Trust
216,509	0.836%, 11/20/2034[d]	207,102
	Structured Adjustable Rate Mortgage Loan Trust
168,772	2.619%, 1/25/2035	140,295
	Structured Asset Mortgage Investments, Inc.
399,216	0.504%, 12/25/2035[d]	280,881
	WaMu Mortgage Pass Through Certificates
175,786	5.000%, 11/25/2018	176,910
204,708	4.222%, 8/25/2036	180,707
127,913	2.316%, 10/25/2036	114,261
214,738	1.798%, 1/25/2037	182,205
40,647	2.400%, 8/25/2046	34,834
269,431	1.159%, 9/25/2046[d]	224,164
153,422	0.929%, 1/25/2047[d]	138,779
170,048	0.939%, 1/25/2047[d]	137,318
	Washington Mutual Mortgage Pass Through Certificates
213,578	0.949%, 2/25/2047[d]	153,128
	Wells Fargo Mortgage Backed Securities Trust
215,427	2.651%, 3/25/2036	214,374
90,383	2.706%, 4/25/2036	88,196

Principal Amount	Long-Term Fixed Income (54.0%)	Value
Collateralized Mortgage Obligations (7.0%) - continued
$46,582	6.000%, 7/25/2037	$46,232

	Total	6,575,419

Commercial Mortgage-Backed Securities (<0.1%)
	Bear Stearns Commercial Mortgage Securities, Inc.
4,856	5.843%, 6/11/2040	4,871

	Total	4,871

Communications Services (2.5%)
	21st Century Fox America, Inc.
37,000	6.900%, 3/1/2019	42,554
	AMC Networks, Inc.
134,810	7.750%, 7/15/2021	142,575
	America Movil SAB de CV
21,000	5.000%, 10/16/2019	22,835
	American Tower Corporation
30,000	2.800%, 6/1/2020	29,938
	AT&T, Inc.
30,000	1.257%, 6/30/2020[d]	29,752
	British Sky Broadcasting Group plc
36,000	2.625%, 9/16/2019[f]	36,226
	CC Holdings GS V, LLC
33,000	2.381%, 12/15/2017	33,231
	CCO Safari II, LLC
17,000	3.579%, 7/23/2020[f]	16,875
17,000	4.464%, 7/23/2022[f]	17,009
	CenturyLink, Inc.
90,000	6.450%, 6/15/2021	82,350
	Clear Channel Worldwide Holdings, Inc.
110,000	6.500%, 11/15/2022	110,413
	Columbus International, Inc.
120,000	7.375%, 3/30/2021[f]	124,200
	Crown Castle International Corporation
200,000	5.250%, 1/15/2023	211,540
	Digicel, Ltd.
184,810	6.000%, 4/15/2021[f]	168,639
	DIRECTV Holdings, LLC
29,000	5.875%, 10/1/2019	32,494
	FairPoint Communications, Inc.
155,000	8.750%, 8/15/2019[f]	161,200
	Frontier Communications Corporation
125,000	8.875%, 9/15/2020[f]	122,500
	Hughes Satellite Systems Corporation
69,000	6.500%, 6/15/2019	74,085
	Intelsat Jackson Holdings SA
64,810	7.250%, 10/15/2020	59,463
	Level 3 Financing, Inc.
77,000	8.625%, 7/15/2020	80,465
	Numericable-SFR
120,000	6.000%, 5/15/2022[f]	115,650
	SBA Tower Trust
40,000	5.101%, 4/17/2017[f]	40,915
	Sprint Corporation
165,000	7.625%, 2/15/2025	127,772
	Telefonica Emisiones SAU
30,000	3.192%, 4/27/2018	30,683
	T-Mobile USA, Inc.
125,000	6.633%, 4/28/2021	125,313

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (54.0%)	Value
Communications Services (2.5%) - continued
	Univision Communications, Inc.
$105,000	5.125%, 5/15/2023[f]	$99,750
	UPCB Finance V, Ltd.
90,000	7.250%, 11/15/2021[f]	95,288
	Verizon Communications, Inc.
85,000	2.625%, 2/21/2020	85,252
40,000	4.500%, 9/15/2020	43,331

	Total	2,362,298

Consumer Cyclical (2.4%)
	AMC Entertainment, Inc.
79,000	5.875%, 2/15/2022	79,395
	Brookfield Residential Properties, Inc.
100,000	6.500%, 12/15/2020[f]	98,750
75,000	6.125%, 7/1/2022[f]	71,438
	Chrysler Group, LLC
64,810	8.250%, 6/15/2021	68,776
	Cinemark USA, Inc.
80,000	4.875%, 6/1/2023	76,400
	Corrections Corporation of America
120,000	5.000%, 10/15/2022	120,300
	Daimler Finance North America, LLC
21,000	1.875%, 1/11/2018[f]	20,861
	ERAC USA Finance, LLC
40,000	2.350%, 10/15/2019[f]	40,005
	Ford Motor Credit Company, LLC
38,000	5.000%, 5/15/2018	40,416
50,000	2.597%, 11/4/2019	49,488
	General Motors Financial Company, Inc.
64,810	3.250%, 5/15/2018	65,563
56,000	4.375%, 9/25/2021	57,175
	GLP Capital, LP
120,000	4.875%, 11/1/2020	121,500
	Hilton Worldwide Finance, LLC
120,000	5.625%, 10/15/2021	123,900
	Home Depot, Inc.
35,000	0.707%, 9/15/2017[d]	35,054
35,000	2.625%, 6/1/2022	34,985
	Hyundai Capital America
28,000	1.450%, 2/6/2017[f]	27,985
10,000	2.000%, 3/19/2018[f]	9,957
	Jaguar Land Rover Automotive plc
75,000	4.250%, 11/15/2019[f]	72,188
77,000	5.625%, 2/1/2023[f]	75,652
	KB Home
71,000	4.750%, 5/15/2019	68,249
	L Brands, Inc.
77,000	6.625%, 4/1/2021	85,662
	Lennar Corporation
150,000	4.750%, 11/15/2022	145,620
	Macy’s Retail Holdings, Inc.
36,000	7.450%, 7/15/2017	39,533
	MGM Resorts International
170,000	6.000%, 3/15/2023	165,113
	Ralph Lauren Corporation
35,000	2.625%, 8/18/2020	35,531
	Royal Caribbean Cruises, Ltd.
119,810	5.250%, 11/15/2022	125,201
	Six Flags Entertainment Corporation
110,000	5.250%, 1/15/2021[f]	110,000
	Toll Brothers Finance Corporation
52,000	4.000%, 12/31/2018	53,430

Principal Amount	Long-Term Fixed Income (54.0%)	Value
Consumer Cyclical (2.4%) - continued
	Volkswagen Group of America Finance, LLC
$46,000	0.773%, 11/20/2017[d,f]	$42,719
	West Corporation
120,000	5.375%, 7/15/2022[f]	110,850

	Total	2,271,696

Consumer Non-Cyclical (2.9%)
	Actavis Funding SCS
26,000	1.591%, 3/12/2020[d]	25,759
	Amgen, Inc.
30,000	2.125%, 5/1/2020	29,608
	B&G Foods, Inc.
70,000	4.625%, 6/1/2021	67,375
	BAT International Finance plc
35,000	0.847%, 6/15/2018[d,f]	34,932
	Becton, Dickinson and Company
32,000	1.450%, 5/15/2017	31,941
	Boston Scientific Corporation
25,000	6.000%, 1/15/2020	28,037
	Cardinal Health, Inc.
35,000	1.950%, 6/15/2018	35,038
	Celgene Corporation
35,000	3.550%, 8/15/2022	35,528
	CHS/Community Health Systems, Inc.
77,000	7.125%, 7/15/2020	80,080
	Cott Beverages, Inc.
120,000	5.375%, 7/1/2022	116,249
	CVS Health Corporation
24,000	2.250%, 12/5/2018	24,349
	EMD Finance, LLC
19,000	0.684%, 3/17/2017[d,f]	18,919
	Envision Healthcare Corporation
155,000	5.125%, 7/1/2022[f]	154,612
	Forest Laboratories, Inc.
37,000	4.375%, 2/1/2019[f]	39,161
	Fresenius Medical Care US Finance, Inc.
64,810	5.750%, 2/15/2021[f]	69,833
	Gilead Sciences, Inc.
35,000	3.250%, 9/1/2022	35,274
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	197,876
	HCA, Inc.
64,810	4.750%, 5/1/2023	65,037
	Hospira, Inc.
30,000	6.050%, 3/30/2017	32,037
	IMS Health, Inc.
75,000	6.000%, 11/1/2020[f]	76,875
	JBS USA, LLC
170,000	5.750%, 6/15/2025[f]	156,400
	Kindred Escrow Corporation II
155,000	8.750%, 1/15/2023[f]	167,981
	Laboratory Corporation of America Holdings
20,000	2.625%, 2/1/2020	20,062
	Land O’Lakes, Inc.
100,000	8.000%, 12/31/2049[f,h]	102,250
	Merck & Company, Inc.
20,000	0.686%, 2/10/2020[d]	19,841
	Mondelez International, Inc.
20,000	2.250%, 2/1/2019	20,125
	MPH Acquisition Holdings, LLC
250,000	6.625%, 4/1/2022[f]	250,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (54.0%)	Value
Consumer Non-Cyclical (2.9%) - continued
	Omnicare, Inc.
$155,000	4.750%, 12/1/2022	$167,400
	Ortho-Clinical Diagnostics, Inc.
110,000	6.625%, 5/15/2022[f]	94,600
	PepsiCo, Inc.
30,000	1.850%, 4/30/2020	29,830
	Pernod Ricard SA
26,000	5.750%, 4/7/2021[f]	29,247
	Revlon Consumer Products Corporation
64,810	5.750%, 2/15/2021	62,866
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	35,999
	SABMiller plc
30,000	6.500%, 7/15/2018[f]	33,444
	Safeway, Inc.
8,000	3.400%, 12/1/2016	7,965
	Spectrum Brands Escrow Corporation
77,000	6.375%, 11/15/2020	81,235
	Tenet Healthcare Corporation
120,000	8.125%, 4/1/2022	127,548
	TreeHouse Foods, Inc.
110,000	4.875%, 3/15/2022	105,600
	Valeant Pharmaceuticals International
64,810	7.250%, 7/15/2022[f]	65,993
	WM Wrigley Jr. Company
20,000	2.000%, 10/20/2017[f]	20,161

	Total	2,797,067

Energy (1.7%)
	Boardwalk Pipelines, Ltd.
29,000	5.875%, 11/15/2016	29,985
	Buckeye Partners, LP
22,000	2.650%, 11/15/2018	21,778
	CNPC General Capital, Ltd.
33,000	2.750%, 4/19/2017[f]	33,439
	Concho Resources, Inc.
139,810	6.500%, 1/15/2022	137,713
	Crestwood Midstream Partners, LP
110,000	6.250%, 4/1/2023[f]	93,500
	Enbridge, Inc.
19,000	0.779%, 6/2/2017[d]	18,663
	EQT Corporation
5,000	5.150%, 3/1/2018	5,269
26,000	8.125%, 6/1/2019	30,549
	Hess Corporation
20,000	8.125%, 2/15/2019	23,357
	Kinder Morgan, Inc.
36,000	5.000%, 2/15/2021[f]	36,786
	Linn Energy, LLC
64,810	8.625%, 4/15/2020	17,499
	MarkWest Energy Partners, LP
155,000	4.875%, 12/1/2024	141,825
	MEG Energy Corporation
77,000	6.375%, 1/30/2023[f]	60,253
	Noble Energy, Inc.
155,000	5.875%, 6/1/2022	154,708
	Pacific Drilling V, Ltd.
110,000	7.250%, 12/1/2017[f]	74,800
	Petrobras International Finance Company
215,000	5.750%, 1/20/2020	160,379

Principal Amount	Long-Term Fixed Income (54.0%)	Value
Energy (1.7%) - continued
	Petroleos Mexicanos
$280,000	5.625%, 1/23/2046[f]	$227,878
	Regency Energy Partners, LP
120,000	5.000%, 10/1/2022	117,162
	Sabine Pass Liquefaction, LLC
155,000	5.625%, 3/1/2025[f]	136,594
	Shell International Finance BV
30,000	0.762%, 5/11/2020[d]	29,608
	Southwestern Energy Company
47,000	7.500%, 2/1/2018	50,180

	Total	1,601,925

Financials (4.7%)
	Abbey National Treasury Services plc
40,000	0.736%, 9/29/2017[d]	39,748
	Air Lease Corporation
36,000	2.125%, 1/15/2018	35,640
17,000	2.625%, 9/4/2018	16,978
	Ally Financial, Inc.
100,000	4.750%, 9/10/2018	101,875
	American Express Credit Corporation
35,000	1.386%, 9/14/2020[d]	35,092
	Aviation Capital Group Corporation
20,000	3.875%, 9/27/2016[f]	20,200
	Bank of America Corporation
44,000	5.700%, 5/2/2017	46,435
40,000	1.700%, 8/25/2017	40,105
76,000	1.389%, 3/22/2018[d]	76,435
15,000	5.650%, 5/1/2018	16,367
38,000	8.000%, 12/29/2049[h]	39,710
	BB&T Corporation
38,000	2.050%, 6/19/2018	38,382
	BBVA International Preferred SA Unipersonal
115,000	5.919%, 12/29/2049[h]	116,438
	Bear Stearns Companies, LLC
45,000	6.400%, 10/2/2017	49,065
	BNP Paribas SA
30,000	2.375%, 9/14/2017	30,452
	BPCE SA
132,000	5.150%, 7/21/2024[f]	134,163
	Caisse Centrale Desjardins du Quebec
25,000	0.959%, 1/29/2018[d,f]	25,093
	Capital One Financial Corporation
38,000	6.150%, 9/1/2016	39,582
	CIT Group, Inc.
80,000	3.875%, 2/19/2019	79,550
	Citigroup, Inc.
54,000	5.500%, 2/15/2017	56,852
42,000	6.000%, 8/15/2017	45,275
69,000	1.850%, 11/24/2017	69,162
30,000	8.500%, 5/22/2019	36,221
	Credit Agricole SA
25,000	1.302%, 6/10/2020[d,f]	24,959
	Credit Suisse Group AG
127,000	7.500%, 12/11/2049[f,h]	132,239
	CyrusOne, LP
64,810	6.375%, 11/15/2022	65,944
	DDR Corporation
20,000	9.625%, 3/15/2016	20,707
	Discover Bank
10,000	8.700%, 11/18/2019	11,947
	Discover Financial Services
20,000	6.450%, 6/12/2017	21,545

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (54.0%)	Value
Financials (4.7%) - continued
	Duke Realty, LP
$46,000	8.250%, 8/15/2019	$55,730
	Fifth Third Bancorp
48,000	5.450%, 1/15/2017	50,223
	Goldman Sachs Group, Inc.
20,000	2.625%, 1/31/2019	20,248
30,000	7.500%, 2/15/2019	35,064
25,000	1.454%, 4/23/2020[d]	25,065
30,000	1.925%, 11/29/2023[d]	30,177
	Hartford Financial Services Group, Inc.
45,000	6.000%, 1/15/2019	50,339
	HCP, Inc.
25,000	3.750%, 2/1/2019	26,103
	Health Care REIT, Inc.
26,000	4.700%, 9/15/2017	27,396
	HSBC Holdings plc
23,000	6.375%, 12/29/2049[h]	21,936
	Hutchison Whampoa Finance CI, Ltd.
46,000	1.625%, 10/31/2017[f]	45,822
	Icahn Enterprises, LP
110,000	6.000%, 8/1/2020	113,025
	ILFC E-Capital Trust II
300,000	6.250%, 12/21/2065[d,f]	277,500
	ING Bank NV
57,000	5.800%, 9/25/2023[f]	61,799
	ING Capital Funding Trust III
25,000	3.927%, 12/29/2049[d,h]	24,875
	International Lease Finance Corporation
26,000	2.287%, 6/15/2016[d]	25,870
85,000	5.875%, 4/1/2019	89,378
	Intesa Sanpaolo SPA
10,000	3.875%, 1/16/2018	10,301
32,000	3.875%, 1/15/2019	33,164
	J.P. Morgan Chase & Company
20,000	6.300%, 4/23/2019	22,740
15,000	2.250%, 1/23/2020	14,875
49,000	7.900%, 4/29/2049[h]	50,899
280,000	6.750%, 8/29/2049[h]	291,550
	KeyCorp
30,000	2.300%, 12/13/2018	30,161
	Liberty Mutual Group, Inc.
10,000	5.000%, 6/1/2021[f]	10,961
	Lloyds Bank plc
25,000	0.856%, 3/16/2018[d]	24,928
	MetLife, Inc.
36,000	1.903%, 12/15/2017	36,263
	Mizuho Corporate Bank, Ltd.
25,000	1.550%, 10/17/2017[f]	24,941
	Morgan Stanley
40,000	6.625%, 4/1/2018	44,541
25,000	1.435%, 1/27/2020[d]	25,187
26,000	4.875%, 11/1/2022	27,701
	MPT Operating Partnership, LP
110,000	5.500%, 5/1/2024	112,750
	Murray Street Investment Trust I
60,000	4.647%, 3/9/2017	62,574
	National City Corporation
20,000	6.875%, 5/15/2019	23,056
	Nomura Holdings, Inc.
21,000	2.750%, 3/19/2019	21,331
	Quicken Loans, Inc.
115,000	5.750%, 5/1/2025[f]	107,956

Principal Amount	Long-Term Fixed Income (54.0%)	Value
Financials (4.7%) - continued
	Realty Income Corporation
$33,000	2.000%, 1/31/2018	$33,264
	Regions Bank
17,000	7.500%, 5/15/2018	19,060
	Reinsurance Group of America, Inc.
40,000	5.625%, 3/15/2017	42,259
	RHP Hotel Properties, LP
105,000	5.000%, 4/15/2021	105,000
	Royal Bank of Scotland Group plc
22,000	1.267%, 3/31/2017[d]	21,994
57,000	7.640%, 3/29/2049[h]	60,705
57,000	7.648%, 8/29/2049[h]	70,965
200,000	7.500%, 12/29/2049[h]	199,562
	Simon Property Group, LP
35,000	2.500%, 9/1/2020	35,356
	Societe Generale SA
30,000	5.750%, 4/20/2016[f]	30,675
	State Bank of India
65,000	3.622%, 4/17/2019[f]	66,651
	State Street Corporation
35,000	1.225%, 8/18/2020[d]	35,116
	Sumitomo Mitsui Banking Corporation
60,000	1.300%, 1/10/2017	59,973
25,000	0.869%, 1/16/2018[d]	24,881
	Swiss RE Capital I, LP
30,000	6.854%, 5/29/2049[f,h]	30,412
	Synchrony Financial
56,000	1.875%, 8/15/2017	56,017
15,000	1.530%, 2/3/2020[d]	14,812
	UnitedHealth Group, Inc.
35,000	3.350%, 7/15/2022	36,123
	USB Realty Corporation
10,000	1.436%, 12/29/2049[d,f,h]	9,075
	Voya Financial, Inc.
30,000	2.900%, 2/15/2018	30,632
	Wells Fargo & Company
25,000	0.977%, 1/30/2020[d]	24,946

	Total	4,430,068

Foreign Government (9.2%)
	Bahama Government International Bond
50,000	5.750%, 1/16/2024[f]	53,650
	Brazil Government International Bond
140,000	4.875%, 1/22/2021	136,150
440,000	2.625%, 1/5/2023	356,400
375,000	5.000%, 1/27/2045	280,312
	Colombia Government International Bond
205,000	2.625%, 3/15/2023	182,245
180,000	4.000%, 2/26/2024	174,420
340,000	5.000%, 6/15/2045	291,550
	Costa Rica Government International Bond
350,000	7.158%, 3/12/2045[f]	309,750
	Croatia Government International Bond
255,000	6.625%, 7/14/2020[f]	276,446
	Export-Import Bank of Korea
25,000	2.250%, 1/21/2020	24,945
	Hungary Government International Bond
80,000	4.000%, 3/25/2019	83,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (54.0%)	Value
Foreign Government (9.2%) - continued
$286,000	5.750%, 11/22/2023	$318,175
240,000	5.375%, 3/25/2024	260,400
	Indonesia Government International Bond
240,000	4.875%, 5/5/2021[f]	247,793
225,000	3.375%, 4/15/2023[f]	205,031
210,000	4.125%, 1/15/2025[f]	194,609
375,000	5.125%, 1/15/2045[f]	329,000
	Mexico Government International Bond
180,000	3.625%, 3/15/2022	181,620
210,000	4.000%, 10/2/2023	213,885
200,000	3.600%, 1/30/2025	195,750
180,000	4.750%, 3/8/2044	164,250
270,000	4.600%, 1/23/2046	240,300
	Panama Government International Bond
146,000	4.000%, 9/22/2024	143,993
	Peru Government International Bond
465,000	4.125%, 8/25/2027	455,700
	Philippines Government International Bond
125,000	7.750%, 1/14/2031	177,153
200,000	6.375%, 10/23/2034	261,443
	Romania Government International Bond
148,000	4.375%, 8/22/2023[f]	154,216
80,000	4.875%, 1/22/2024[f]	86,300
	Russia Government International Bond
600,000	5.000%, 4/29/2020[f]	620,250
360,000	4.875%, 9/16/2023[f]	363,002
	Slovenia Government International Bond
70,000	4.125%, 2/18/2019[f]	73,850
	South Africa Government International Bond
200,000	5.500%, 3/9/2020	212,590
145,000	5.875%, 5/30/2022	156,600
75,000	5.375%, 7/24/2044	69,844
	Turkey Government International Bond
400,000	7.000%, 6/5/2020	442,000
295,000	5.125%, 3/25/2022	298,301
288,000	4.250%, 4/14/2026	261,720
144,000	4.875%, 4/16/2043	119,880
	Venezuela Government International Bond
460,000	7.650%, 4/21/2025	151,800

	Total	8,768,323

Mortgage-Backed Securities (13.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
550,000	3.000%, 10/1/2030[c]	572,172
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
37,516	5.500%, 9/1/2024	41,551
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
750,000	4.000%, 10/1/2045[c]	798,378

Principal Amount	Long-Term Fixed Income (54.0%)	Value
Mortgage-Backed Securities (13.0%) - continued
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
$750,000	3.500%, 10/1/2030[c]	$792,187
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
282,801	6.000%, 8/1/2024	318,805
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,525,000	3.500%, 10/1/2045[c]	4,720,282
3,000,000	4.000%, 10/1/2045[c]	3,200,040
1,800,000	4.500%, 10/1/2045[c]	1,951,228

	Total	12,394,643

Technology (1.6%)
	Alliance Data Systems Corporation
75,000	5.375%, 8/1/2022[f]	73,125
	Amkor Technology, Inc.
100,000	6.625%, 6/1/2021	95,000
	Apple, Inc.
30,000	0.614%, 5/6/2020[d]	29,863
	Automatic Data Processing, Inc.
35,000	2.250%, 9/15/2020	35,215
	Cisco Systems, Inc.
35,000	0.824%, 3/1/2019[d]	34,895
	CommScope Technologies Finance, LLC
130,000	6.000%, 6/15/2025[f]	124,719
	Denali Borrower, LLC
122,000	5.625%, 10/15/2020[f]	126,819
	EMC Corporation
20,000	2.650%, 6/1/2020	20,192
	Equinix, Inc.
155,000	5.750%, 1/1/2025	153,837
	Fidelity National Information Services, Inc.
37,000	1.450%, 6/5/2017	36,693
	First Data Corporation
110,000	5.375%, 8/15/2023[f]	108,900
	Freescale Semiconductor, Inc.
105,000	6.000%, 1/15/2022[f]	109,725
	Hewlett Packard Enterprise Company
33,000	3.600%, 10/15/2020[f]	32,991
	Intel Corporation
35,000	3.100%, 7/29/2022	35,555
	Iron Mountain, Inc.
64,810	6.000%, 8/15/2023	64,810
	Oracle Corporation
30,000	2.500%, 5/15/2022	29,564
	Plantronics, Inc.
200,000	5.500%, 5/31/2023[f]	200,500
	Sensata Technologies BV
130,000	4.875%, 10/15/2023[f]	124,150
	Texas Instruments, Inc.
30,000	1.750%, 5/1/2020	29,794
	Tyco Electronics Group SA
38,000	6.550%, 10/1/2017	41,641

	Total	1,507,988

Transportation (0.5%)
	Air Canada Pass Through Trust
15,000	3.875%, 3/15/2023[f]	14,512

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (54.0%)	Value
Transportation (0.5%) - continued
	American Airlines Pass Through Trust
$17,357	4.950%, 1/15/2023	$18,528
	Avis Budget Car Rental, LLC
105,000	5.125%, 6/1/2022[f]	101,325
	Continental Airlines, Inc.
51,673	6.250%, 4/11/2020	53,869
	Delta Air Lines, Inc.
36,000	6.750%, 5/23/2017	36,450
24,595	4.950%, 5/23/2019	25,948
21,624	4.750%, 5/7/2020	22,814
	J.B. Hunt Transport Services, Inc.
35,000	3.300%, 8/15/2022	35,284
	Korea Expressway Corporation
33,000	1.625%, 4/28/2017[f]	32,989
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[f]	169,125

	Total	510,844

U.S. Government and Agencies (1.3%)
	U.S. Treasury Notes
1,045,000	1.875%, 6/30/2020	1,069,683
125,000	2.125%, 6/30/2022	128,255

	Total	1,197,938

Utilities (1.3%)
	Access Midstream Partners, LP
100,000	4.875%, 5/15/2023	92,500
	AES Corporation
64,810	7.375%, 7/1/2021	67,241
	Arizona Public Service Company
20,000	2.200%, 1/15/2020	19,980
	Berkshire Hathaway Energy Company
48,000	2.400%, 2/1/2020	48,172
	Calpine Corporation
100,000	6.000%, 1/15/2022[f]	103,625
120,000	5.375%, 1/15/2023	111,900
	DTE Energy Company
46,000	2.400%, 12/1/2019	46,285
	Dynegy Finance I, Inc.
140,000	7.375%, 11/1/2022	141,225
	EDP Finance BV
46,000	4.125%, 1/15/2020[f]	46,626
	El Paso Corporation
18,000	7.000%, 6/15/2017	19,189
	Electricite de France SA
57,000	5.625%, 12/29/2049[f,h]	56,316
	Energy Transfer Equity, LP
170,000	5.500%, 6/1/2027	141,100
	Enterprise Products Operating, LLC
70,000	7.000%, 6/1/2067	63,560
	Eversource Energy
15,000	1.600%, 1/15/2018	14,937
	Exelon Generation Company, LLC
20,000	5.200%, 10/1/2019	21,858
15,000	2.950%, 1/15/2020	15,199
	NiSource Finance Corporation
16,000	6.400%, 3/15/2018	17,766
	NRG Energy, Inc.
64,810	6.625%, 3/15/2023	59,625
	Pacific Gas & Electric Company
26,000	5.625%, 11/30/2017	28,148
	PG&E Corporation
19,000	2.400%, 3/1/2019	19,129
	Sempra Energy
36,000	6.150%, 6/15/2018	39,932

Principal Amount	Long-Term Fixed Income (54.0%)	Value
Utilities (1.3%) - continued
$15,000	2.400%, 3/15/2020	$14,985
	Southern California Edison Company
10,000	2.400%, 2/1/2022	9,895
	Xcel Energy, Inc.
30,000	1.200%, 6/1/2017	29,893

	Total	1,229,086

	Total Long-Term Fixed Income (cost $52,250,841)	51,306,303

Shares	Mutual Funds (4.9%)	Value
Equity Mutual Funds (0.5%)
6,450	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	82,431
7,200	BlackRock Resources & Commodities Strategy Trust	51,120
6,200	Cohen & Steers REIT and Preferred Income Fund, Inc.	107,446
3,200	Guggenheim Multi-Asset Income ETF	59,040
14,800	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	147,112

	Total	447,149

Fixed Income Mutual Funds (4.4%)
32,160	Aberdeen Asia-Pacific Income Fund, Inc.	144,720
9,425	Doubleline Income Solutions Fund	162,958
5,211	First Trust High Income Long/Short Fund	73,423
14,125	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,502,900
29,597	MFS Intermediate Income Trust	134,666
10,814	PIMCO Dynamic Credit Income Fund	197,572
24,789	Templeton Global Income Fund	150,965
19,685	Vanguard Short-Term Corporate Bond ETF	1,569,091
11,299	Western Asset Emerging Markets Debt Fund, Inc.	150,503
16,794	Western Asset High Income Opportunity Fund, Inc.	78,764

	Total	4,165,562

	Total Mutual Funds (cost $5,020,527)	4,612,711

Shares	Preferred Stock (2.1%)	Value
Financials (1.8%)
2,850	Affiliated Managers Group, Inc., 5.250%	71,222
855	Agribank FCB, 6.875%[h]	89,935
117	Bank of America Corporation, Convertible, 7.250%[h]	126,009
10,320	Citigroup, Inc., 6.875%[h]	275,234
3,700	Discover Financial Services, 6.500%[h]	95,497
1,135	Farm Credit Bank of Texas, 6.750%[f,h]	118,537
7,400	Goldman Sachs Group, Inc., 5.500%[h]	181,152
6,975	HSBC USA, Inc., 6.500%[h]	176,956
92	M&T Bank Corporation, 6.375%[h]	93,380
5,200	Morgan Stanley, 7.125%[h]	142,740
7,000	RBS Capital Funding Trust V, 5.900%[h]	170,590
1,539	U.S. Bancorp, 6.500%[h]	44,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Preferred Stock (2.1%)	Value
Financials (1.8%) - continued
127	Wells Fargo & Company, Convertible, 7.500%[h]	$148,336

	Total	1,733,788

Materials (0.1%)
2,280	CHS, Inc., 7.100%[h]	60,557

	Total	60,557

Utilities (0.2%)
8,000	Southern California Edison Company Trust IV, 5.375%[h]	206,000

	Total	206,000

	Total Preferred Stock (cost $1,971,519)	2,000,345

Shares	Common Stock (0.7%)	Value
Financials (0.7%)
4,725	American Capital Agency Corporation	88,358
9,200	Annaly Capital Management, Inc.	90,804
24,100	Apollo Investment Corporation	132,068
11,100	Ares Capital Corporation	160,728
6,000	Invesco Mortgage Capital, Inc.	73,440
9,450	Solar Capital, Ltd.	149,499

	Total	694,897

	Total Common Stock (cost $798,875)	694,897

Shares or Principal Amount	Short-Term Investments (22.9%)[i]	Value
	Federal Home Loan Bank Discount Notes
200,000	0.120%, 10/14/2015[j]	199,991
	Thrivent Cash Management Trust
21,396,605	0.110%	21,396,605
	U.S. Treasury Bill
100,000	0.045%, 11/12/2015[k]	99,995

	Total Short-Term Investments (at amortized cost)	21,696,591

	Total Investments (cost $112,302,858) 115.6%	$109,688,309

	Other Assets and Liabilities, Net (15.6%)	(14,819,513)

	Total Net Assets 100.0%	$94,868,796

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2015.
e

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2015.

f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2015, the value of these investments was $10,963,589 or 11.6% of total net assets.

g	All or a portion of the security is insured or guaranteed.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At September 30, 2015, $199,991 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
k	At September 30, 2015, $24,999 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Opportunity Income Plus Portfolio owned as of September 30, 2015.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust, 7/28/2019	7/30/2014	$50,669
Bayview Opportunity Master Fund Trust, 2/28/2035	9/1/2015	164,199
CAM Mortgage, LLC, 7/15/2064	6/24/2015	167,428
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	163,330
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	358,596

    Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$675,556
Gross unrealized depreciation	(3,290,105)

Net unrealized appreciation (depreciation)	$(2,614,549)

Cost for federal income tax purposes	$112,302,858

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Opportunity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,589,984	–	1,344,933	245,051
Capital Goods	2,138,237	–	2,138,237	–
Communications Services	10,222,350	–	9,320,810	901,540
Consumer Cyclical	3,052,558	–	2,936,443	116,115
Consumer Non-Cyclical	4,687,330	–	4,687,330	–
Energy	1,108,214	–	818,165	290,049
Financials	2,048,923	–	2,048,923	–
Technology	2,440,797	–	2,440,797	–
Transportation	1,125,359	–	490,705	634,654
Utilities	963,710	–	963,710	–
Long-Term Fixed Income
Asset-Backed Securities	3,566,433	–	3,566,433	–
Basic Materials	565,630	–	565,630	–
Capital Goods	1,522,074	–	1,522,074	–
Collateralized Mortgage Obligations	6,575,419	–	6,575,419	–
Commercial Mortgage-Backed Securities	4,871	–	4,871	–
Communications Services	2,362,298	–	2,362,298	–
Consumer Cyclical	2,271,696	–	2,271,696	–
Consumer Non-Cyclical	2,797,067	–	2,797,067	–
Energy	1,601,925	–	1,601,925	–
Financials	4,430,068	–	4,430,068	–
Foreign Government	8,768,323	–	8,768,323	–
Mortgage-Backed Securities	12,394,643	–	12,394,643	–
Technology	1,507,988	–	1,507,988	–
Transportation	510,844	–	510,844	–
U.S. Government and Agencies	1,197,938	–	1,197,938	–
Utilities	1,229,086	–	1,229,086	–
Mutual Funds
Equity Mutual Funds	447,149	447,149	–	–
Fixed Income Mutual Funds	4,165,562	4,165,562	–	–
Preferred Stock
Financials	1,733,788	1,431,936	301,852	–
Materials	60,557	60,557	–	–
Utilities	206,000	206,000	–	–
Common Stock
Financials	694,897	694,897	–	–
Short-Term Investments	21,696,591	21,396,605	299,986	–

Total	$109,688,309	$28,402,706	$79,098,194	$2,187,409

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	35,919	35,919	–	–

Total Asset Derivatives	$35,919	$35,919	$–	$–

Liability Derivatives
Credit Default Swaps	11,077	–	11,077	–

Total Liability Derivatives	$11,077	$–	$11,077	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(68)	December 2015	($14,896,043)	($14,894,125)	$1,918
5-Yr. U.S. Treasury Bond Futures	51	December 2015	6,112,565	6,146,297	33,732
Ultra Long Term U.S. Treasury Bond Futures	4	December 2015	641,356	641,625	269
Total Futures Contracts					$35,919

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX IG CDSI S24, 5 Year, at 1.00%; Barclays Capital, Inc.	Sell	6/20/2020	($1,000,000)	($11,077)	($11,077)
Total Credit Default Swaps				($11,077)	($11,077)

1

As the buyer of protection, Opportunity Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Opportunity Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Short Term Investment	$10,695,094	$75,817,790	$65,116,279	21,396,605	$21,396,605	$8,844
Total Value and Income Earned	10,695,094				21,396,605	8,844

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (94.7%)	Value
Biotechnology (22.9%)
60,006	Alder Biopharmaceuticals, Inc.[a]	$1,965,796
40,200	Alexion Pharmaceuticals, Inc.[a]	6,286,878
349,330	Amicus Therapeutics, Inc.[a]	4,887,127
29,384	Biogen, Inc.[a]	8,574,545
48,000	BioMarin Pharmaceutical, Inc.[a]	5,055,360
76,200	Gilead Sciences, Inc.	7,482,078
35,400	Incyte Corporation[a]	3,905,682
122,144	Innate Pharma SAa	1,837,038

	Total	39,994,504

Health Care Equipment (15.3%)
64,276	Dexcom, Inc.[a]	5,518,737
28,400	Edwards Lifesciences Corporation[a]	4,037,628
41,773	HeartWare International, Inc.[a]	2,185,146
3,675	Intuitive Surgical, Inc.[a]	1,688,957
104,200	Medtronic, Inc.	6,975,148
118,569	NxStage Medical, Inc.[a]	1,869,833
70,300	St. Jude Medical, Inc.	4,435,227

	Total	26,710,676

Health Care Facilities (1.0%)
26,300	Acadia Healthcare Company, Inc.[a]	1,742,901

	Total	1,742,901

Health Care Services (1.1%)
86,900	Teladoc, Inc.[a]	1,937,001

	Total	1,937,001

Health Care Supplies (3.3%)
99,606	Align Technology, Inc.[a]	5,653,636

	Total	5,653,636

Managed Health Care (4.0%)
16,600	CIGNA Corporation	2,241,332
41,300	UnitedHealth Group, Inc.	4,791,213

	Total	7,032,545

Pharmaceuticals (47.1%)
23,556	Actavis, Inc.[a]	6,402,756
165,283	Aspen Pharmacare Holdings, Ltd.	3,516,816
60,700	Dr. Reddy’s Laboratories, Ltd. ADR	3,879,337
214,900	Merck & Company, Inc.	10,613,911
65,591	Mylan NVa	2,640,694
113,199	Novartis AG	10,404,334
93,755	Novo Nordisk AS ADR	5,085,271
328,000	Pfizer, Inc.	10,302,480
41,283	Roche Holding AG	10,959,462
91,432	Sagent Pharmaceuticals, Inc.[a]	1,401,653
30,045	Sawai Pharmaceutical Company, Ltd.	1,748,102
24,189	Shire Pharmaceuticals Group plc ADR	4,964,309
3,986,000	Sihuan Pharmaceutical Holdings Group, Ltd.[b]	1,702,124
122,481	Teva Pharmaceutical Industries, Ltd. ADR	6,915,277
650,278	Vectura Group plc[a]	1,721,483

	Total	82,258,009

	Total Common Stock (cost $164,686,679)	165,329,272

Shares or Principal Amount	Short-Term Investments (5.5%)[c]	Value
	Thrivent Cash Management Trust
9,524,151	0.110%	$9,524,151

	Total Short-Term Investments (at amortized cost)	9,524,151

	Total Investments (cost $174,210,830) 100.2%	$174,853,423

	Other Assets and Liabilities, Net (0.2%)	(334,426)

	Total Net Assets 100.0%	$174,518,997

a	Non-income producing security.
b

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$12,564,324
Gross unrealized depreciation	(11,921,731)

Net unrealized appreciation (depreciation)	$642,593

Cost for federal income tax purposes	$174,210,830

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	39,994,504	38,157,466	1,837,038	–
Health Care Equipment	26,710,676	26,710,676	–	–
Health Care Facilities	1,742,901	1,742,901	–	–
Health Care Services	1,937,001	1,937,001	–	–
Health Care Supplies	5,653,636	5,653,636	–	–
Managed Health Care	7,032,545	7,032,545	–	–
Pharmaceuticals	82,258,009	52,205,688	28,350,197	1,702,124
Short-Term Investments	9,524,151	9,524,151	–	–
Total	$174,853,423	$142,964,064	$30,187,235	$1,702,124

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Short Term Investment	$7,778,026	$65,514,621	$63,768,496	9,524,151	$9,524,151	$5,791
Total Value and Income Earned	7,778,026				9,524,151	5,791

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (92.6%)	Value
Australia (<0.1%)
14,525	South32, Ltd.[a]	$13,977

	Total	13,977

Brazil (9.1%)
9,600	Banco Bradesco SA	57,365
156,334	Banco Bradesco SA ADR[b]	837,950
24,000	BRF SA	427,696
92,605	Lojas Renner SA	433,068
32,102	Multiplan Empreendimentos Imobiliarios SA	344,219
76,600	Souza Cruz SA	514,917
61,800	Ultrapar Participacoes SA	1,038,028
60,660	Vale SA ADR[b]	254,772

	Total	3,908,015

Chile (1.2%)
28,670	Banco Santander Chile SA ADR	522,367

	Total	522,367

China (1.5%)
890,000	PetroChina Company, Ltd.	619,799

	Total	619,799

Hong Kong (11.6%)
264,000	AIA Group, Ltd.	1,372,998
133,000	China Mobile, Ltd.	1,591,978
167,000	Hang Lung Group, Ltd.	568,550
132,000	Hang Lung Properties, Ltd.	296,916
71,000	Swire Pacific, Ltd., Class A	795,806
100,000	Swire Pacific, Ltd., Class B	206,168
59,500	Swire Properties, Ltd.	164,916

	Total	4,997,332

Hungary (1.4%)
37,710	Richter Gedeon Nyrt	599,532

	Total	599,532

India (16.5%)
5,200	Grasim Industries, Ltd.	279,319
4,350	Grasim Industries, Ltd. GDR	233,322
17,000	Hero Motocorp, Ltd.	621,907
67,000	Hindustan Unilever, Ltd.	832,045
85,639	Housing Development Finance Corporation	1,586,678
185,000	ICICI Bank, Ltd.	764,584
74,200	Infosys, Ltd.	1,316,322
222,893	ITC, Ltd.	1,117,645
8,947	Ultra Tech Cement, Ltd.	364,757

	Total	7,116,579

Indonesia (3.1%)
2,710,000	Astra International Tbk PT	970,690
332,000	Indocement Tunggal Prakarsa Tbk PT	373,834

	Total	1,344,524

Luxembourg (1.5%)
26,965	Tenaris SA ADR[b]	650,126

	Total	650,126

Malaysia (1.7%)
249,672	CIMB Group Holdings Berhad	253,581
120,000	Public Bank Berhad	478,492

	Total	732,073

Shares	Common Stock (92.6%)	Value
Mexico (8.3%)
17,400	Fomento Economico Mexicano SAB de CV ADR	$1,552,950
4,300	Grupo Aeroportuario del Sureste SAB de CV ADR	654,761
236,077	Grupo Financiero Banorte SAB de CV ADR	1,157,978
97,300	Organizacion Soriana SAB de CVa	207,782

	Total	3,573,471

Philippines (4.1%)
28,000	Ayala Corporation	459,777
917,900	Ayala Land, Inc.	669,667
367,862	Bank of the Philippine Islands	632,668

	Total	1,762,112

Poland (1.7%)
17,523	Bank Pekao SA	712,222

	Total	712,222

Portugal (1.3%)
41,629	Jeronimo Martins SGPS SA	561,842

	Total	561,842

Russia (4.1%)
27,186	Lukoil ADR	925,965
4,807	Magnit PJSC	855,031

	Total	1,780,996

South Africa (4.1%)
53,921	Massmart Holdings, Ltd.	421,903
35,564	MTN Group, Ltd.	457,328
142,193	Truworths International, Ltd.	873,776

	Total	1,753,007

South Korea (1.4%)
3,170	E-Mart Company, Ltd.	618,514

	Total	618,514

Taiwan (5.3%)
175,400	Taiwan Mobile Company, Ltd.	537,005
433,499	Taiwan Semiconductor Manufacturing Company, Ltd.	1,737,324

	Total	2,274,329

Thailand (4.2%)
70,400	Siam Cement pcl	904,731
242,800	Siam Commercial Bank pcl	898,635

	Total	1,803,366

Turkey (4.1%)
274,433	Akbank TAS	615,632
33,036	BIM Birlesik Magazalar AS	585,843
248,190	Turkiye Garanti Bankasi AS	577,585

	Total	1,779,060

United Kingdom (4.6%)
21,386	BHP Billiton plc	325,385
19,139	SABMiller plc	1,080,131
60,125	Standard Chartered plc	583,508

	Total	1,989,024

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (92.6%)	Value
United States (1.8%)
9,800	Yum! Brands, Inc.	$783,510

	Total	783,510

	Total Common Stock (cost $40,695,826)	39,895,777

Shares	Preferred Stock (5.3%)
Brazil (0.6%)
71,605	Vale SA ADR	239,876

	Total	239,876

South Korea (4.7%)
2,632	Samsung Electronics Company, Ltd.	2,043,132

	Total	2,043,132

	Total Preferred Stock (cost $2,271,461)	2,283,008

Shares	Collateral Held for Securities Loaned (2.9%)
1,239,207	Thrivent Cash Management Trust	1,239,207

	Total Collateral Held for Securities Loaned (cost $1,239,207)	1,239,207

Shares or Principal Amount	Short-Term Investments (2.1%)[c]
	Thrivent Cash Management Trust
894,718	0.110%	894,718

	Total Short-Term Investments (at amortized cost)	894,718

	Total Investments (cost $45,101,212) 102.9%	$44,312,710

	Other Assets and Liabilities, Net (2.9%)	(1,258,167)

	Total Net Assets 100.0%	$43,054,543

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,190,587
Gross unrealized depreciation	(8,979,089)

Net unrealized appreciation (depreciation)	$(788,502)

Cost for federal income tax purposes	$45,101,212

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	4,509,247	783,510	3,725,737	–
Consumer Staples	7,950,003	1,552,950	6,397,053	–
Energy	3,233,918	650,126	2,583,792	–
Financials	13,762,456	1,360,317	12,402,139	–
Health Care	599,532	–	599,532	–
Industrials	1,729,886	654,761	1,075,125	–
Information Technology	3,053,646	–	3,053,646	–
Materials	2,470,778	254,772	2,216,006	–
Telecommunications Services	2,586,311	–	2,586,311	–
Preferred Stock
Information Technology	2,043,132	–	2,043,132	–
Materials	239,876	239,876	–	–
Collateral Held for Securities Loaned	1,239,207	1,239,207	–	–
Short-Term Investments	894,718	894,718	–	–

Total	$44,312,710	$7,630,237	$36,682,473	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$1,509,100	$9,994,241	$10,264,134	1,239,207	$1,239,207	$6,907
Cash Management Trust-Short Term Investment	1,287,032	4,636,980	5,029,294	894,718	894,718	574
Total Value and Income Earned	2,796,132				2,133,925	7,481

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (99.0%)	Value
Diversified REITS (4.9%)
6,792	American Assets Trust, Inc.	$277,521
57,384	American Realty Capital Properties, Inc.	443,005
4,428	Brookfield Asset Management, Inc.	139,216
5,000	Chambers Street Properties	32,450
54,000	Cousins Properties, Inc.	497,880
78,620	Duke Realty Corporation	1,497,711
19,343	Empire State Realty Trust, Inc.	329,411
20,176	First Potomac Realty Trust	221,936
3,150	Gladstone Commercial Corporation	44,447
35,414	Lexington Realty Trust	286,853
27,443	Liberty Property Trust	864,729
42,600	NorthStar Realty Finance Corporation	526,110
5,270	PS Business Parks, Inc.	418,333
65,760	Spirit Realty Captial, Inc.	601,046
5,550	Store Capital Corporation	114,663
9,515	Washington Real Estate Investment Trust	237,209
7,300	Whitestone REIT	84,169
10,500	Winthrop Realty Trust	150,780
6,650	WP Carey, Inc.	384,437

	Total	7,151,906

Health Care REITs (9.8%)
4,850	Brookdale Senior Living, Inc.[a]	111,356
5,000	Capital Senior Living Corporation[a]	100,250
7,930	Care Capital Properties, Inc.	261,135
44,142	HCP, Inc.	1,644,289
59,352	Health Care REIT, Inc.	4,019,317
24,262	Healthcare Realty Trust, Inc.	602,911
27,769	Healthcare Trust of America, Inc.	680,618
7,022	LTC Properties, Inc.	299,629
38,214	Medical Properties Trust, Inc.	422,647
10,520	National Health Investors, Inc.	604,795
18,371	Omega Healthcare Investors, Inc.	645,741
27,570	Physicians Realty Trust	416,031
15,181	Sabra Healthcare REIT, Inc.	351,896
27,322	Senior Housing Property Trust	442,616
62,220	Ventas, Inc.	3,488,053

	Total	14,091,284

Hotel & Resort REITs (7.4%)
16,428	Ashford Hospitality Trust, Inc.	100,211
24,156	Chatham Lodging Trust	518,871
19,383	Chesapeake Lodging Trust	505,121
33,895	DiamondRock Hospitality Company	374,540
24,593	FelCor Lodging Trust, Inc.	173,873
8,786	Hersha Hospitality Trust	199,091
24,600	Hilton Worldwide Holdings, Inc.	564,324
10,749	Hospitality Properties Trust	274,959
154,129	Host Hotels & Resorts, Inc.	2,436,780
4,000	Hyatt Hotels Corporation[a]	188,400
20,705	LaSalle Hotel Properties	587,815
25,474	Pebblebrook Hotel Trust	903,053
39,257	RLJ Lodging Trust	992,024
5,206	Starwood Hotels & Resorts Worldwide, Inc.	346,095
88,574	Strategic Hotels & Resorts, Inc.[a]	1,221,435
37,457	Summit Hotel Properties, Inc.	437,123
61,076	Sunstone Hotel Investors, Inc.	808,035
1,000	Wyndham Worldwide Corporation	71,900

	Total	10,703,650

Industrial REITS (5.4%)
27,516	DCT Industrial Trust, Inc.	926,189

Shares	Common Stock (99.0%)	Value
Industrial REITS (5.4%) - continued
7,724	EastGroup Properties, Inc.	$418,486
34,246	First Industrial Realty Trust, Inc.	717,454
115,423	Prologis, Inc.	4,489,955
21,550	Rexford Industrial Realty, Inc.	297,174
21,700	STAG Industrial, Inc.	395,157
27,108	Terreno Realty Corporation	532,401

	Total	7,776,816

Mortgage REITS (0.5%)
12,500	Apollo Commercial Real Estate Finance, Inc.	196,375
10,250	Blackstone Mortgage Trust, Inc.	281,260
7,350	Colony Capital, Inc.	143,766
6,050	Starwood Property Trust, Inc.	124,146

	Total	745,547

Office REITS (14.3%)
22,712	Alexandria Real Estate Equities, Inc.	1,923,025
36,162	BioMed Realty Trust, Inc.	722,517
39,768	Boston Properties, Inc.	4,708,531
41,430	Brandywine Realty Trust	510,418
17,861	City Office REIT, Inc.	202,901
19,857	Corporate Office Properties Trust	417,593
38,457	Douglas Emmett, Inc.	1,104,485
2,700	Easterly Government Properties, Inc.	43,065
5,800	Franklin Street Properties Corporation	62,350
12,500	Gramercy Property Trust, Inc.	259,625
25,312	Highwoods Properties, Inc.	980,840
32,259	Hudson Pacific Properties, Inc.	928,737
23,563	Kilroy Realty Corporation	1,535,365
17,905	Mack-Cali Realty Corporation	338,046
24,900	Paramount Group, Inc.	418,320
22,270	Parkway Properties, Inc.	346,521
16,963	Piedmont Office Realty Trust, Inc.	303,468
25,977	SL Green Realty Corporation	2,809,672
33,650	Vornado Realty Trust	3,042,633

	Total	20,658,112

Real Estate Operating Companies (0.4%)
32,493	Forest City Enterprises, Inc.[a]	654,084

	Total	654,084

Real Estate Services (0.3%)
3,119	CBRE Group, Inc.[a]	99,808
1,700	Jones Lang LaSalle, Inc.	244,409
3,000	Kennedy-Wilson Holdings, Inc.	66,510

	Total	410,727

Residential REITS (18.9%)
21,253	American Campus Communities, Inc.	770,209
21,700	American Homes 4 Rent	348,936
40,534	Apartment Investment & Management Company	1,500,569
31,854	AvalonBay Communities, Inc.	5,568,716
12,139	Bluerock Residential Growth REIT, Inc.	145,425
25,631	Camden Property Trust	1,894,131
18,888	Campus Crest Communities, Inc.	100,484
8,938	Education Realty Trust, Inc.	294,507
18,428	Equity Lifestyle Properties, Inc.	1,079,328
79,590	Equity Residential	5,978,801
18,185	Essex Property Trust, Inc.	4,062,893
7,887	Home Properties, Inc.	589,553
7,000	Independence Realty Trust, Inc.	50,470

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (99.0%)	Value
Residential REITS (18.9%) - continued
13,674	Mid-America Apartment Communities, Inc.	$1,119,491
15,235	Post Properties, Inc.	888,048
8,778	Sun Communities, Inc.	594,797
66,294	UDR, Inc.	2,285,817

	Total	27,272,175

Retail REITS (24.3%)
35,513	Acadia Realty Trust	1,067,876
7,250	Agree Realty Corporation	216,413
53,791	Brixmor Property Group, Inc.	1,263,013
29,739	CBL & Associates Properties, Inc.	408,911
11,320	Cedar Realty Trust, Inc.	70,297
109,706	DDR Corporation	1,687,278
19,517	Equity One, Inc.	475,044
12,295	Federal Realty Investment Trust	1,677,653
130,505	General Growth Properties, Inc.	3,389,215
18,332	Inland Real Estate Corporation	148,489
56,687	Kimco Realty Corporation	1,384,863
18,436	Kite Realty Group Trust	438,961
22,791	Macerich Company	1,750,805
23,286	National Retail Properties, Inc.	844,583
9,526	Pennsylvania Real Estate Investment Trust	188,901
31,548	Ramco-Gershenson Properties Trust	473,535
8,650	Realty Income Corporation	409,923
28,292	Regency Centers Corporation	1,758,348
31,572	Retail Opportunity Investments Corporation	522,201
16,500	Retail Properties of America, Inc.	232,485
1,138	Saul Centers, Inc.	58,891
71,661	Simon Property Group, Inc.	13,165,559
21,363	Tanger Factory Outlet Centers, Inc.	704,338
14,847	Taubman Centers, Inc.	1,025,631
19,271	Urban Edge Properties	416,061
6,500	Urstadt Biddle Properties, Inc.	121,810
23,142	Weingarten Realty Investors	766,232
36,571	WP Glimcher, Inc.	426,418

	Total	35,093,734

Specialized REITS (12.8%)
15,400	American Tower Corporation	1,354,892
7,500	Catchmark Timber Trust, Inc.	77,100
11,096	CoreSite Realty Corporation	570,778
7,744	Corrections Corporation of America	228,758
6,500	Crown Castle International Corporation	512,655
62,172	CubeSmart	1,691,700
7,850	CyrusOne, Inc.	256,381
17,168	Digital Realty Trust, Inc.	1,121,414
16,750	DuPont Fabros Technology, Inc.	433,490
16,227	EPR Properties	836,826
3,400	Equinix, Inc.	929,560
33,370	Extra Space Storage, Inc.	2,574,829
6,000	Geo Group, Inc.	178,440
4,957	Iron Mountain, Inc.	153,766
5,182	Outfront Media, Inc.	107,786
3,465	Plum Creek Timber Company, Inc.	136,902
26,683	Public Storage, Inc.	5,646,923
5,350	QTS Realty Trust, Inc.	233,742
10,186	Sovran Self Storage, Inc.	960,540

Shares	Common Stock (99.0%)	Value
Specialized REITS (12.8%) - continued
17,007	Weyerhaeuser Company	$464,971

	Total	18,471,453

	Total Common Stock (cost $138,864,275)	143,029,488

Shares or Principal Amount	Short-Term Investments (0.7%)[b]	Value
	Thrivent Cash Management Trust
1,005,155	0.110%	1,005,155

	Total Short-Term Investments (at amortized cost)	1,005,155

	Total Investments (cost $139,869,430) 99.7%	$144,034,643

	Other Assets and Liabilities, Net 0.3%	391,829

	Total Net Assets 100.0%	$144,426,472

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$23,687,340
Gross unrealized depreciation	(19,522,127)

Net unrealized appreciation (depreciation)	$4,165,213

Cost for federal income tax purposes	$139,869,430

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified REITS	7,151,906	7,151,906	–	–
Health Care REITs	14,091,284	14,091,284	–	–
Hotel & Resort REITs	10,703,650	10,703,650	–	–
Industrial REITS	7,776,816	7,776,816	–	–
Mortgage REITS	745,547	745,547	–	–
Office REITS	20,658,112	20,658,112	–	–
Real Estate Operating Companies	654,084	654,084	–	–
Real Estate Services	410,727	410,727	–	–
Residential REITS	27,272,175	27,272,175	–	–
Retail REITS	35,093,734	35,093,734	–	–
Specialized REITS	18,471,453	18,471,453	–	–
Short-Term Investments	1,005,155	1,005,155	–	–

Total	$144,034,643	$144,034,643	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Short Term Investment	$910,489	$18,917,308	$18,822,642	1,005,155	$1,005,155	$725
Total Value and Income Earned	910,489				1,005,155	725

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (98.0%)	Value
Consumer Discretionary (12.3%)
63,494	Aaron’s, Inc.	$2,292,768
77,190	Cedar Fair, LP	4,060,966
112,600	Core-Mark Holding Company, Inc.	7,369,670
139,560	G-III Apparel Group, Ltd.[a]	8,605,270
182,820	Houghton Mifflin Harcourt Company[a]	3,713,074
109,671	MDC Partners, Inc.	2,021,237
259,710	Nutrisystem, Inc.	6,887,509
96,320	Oxford Industries, Inc.	7,116,122
65,490	Papa John’s International, Inc.	4,484,755
9,814	Steven Madden, Ltd.[a]	359,389
498,610	Tuesday Morning Corporation[a]	2,697,480
35,060	Zoe’s Kitchen, Inc.[a,b]	1,384,519

	Total	50,992,759

Consumer Staples (2.0%)
44,770	Casey’s General Stores, Inc.	4,607,728
89,600	WhiteWave Foods Company[a]	3,597,440

	Total	8,205,168

Energy (1.8%)
235,130	Laredo Petroleum Holdings, Inc.[a,b]	2,217,276
170,100	Oasis Petroleum, Inc.[a,b]	1,476,468
122,910	Rex Energy Corporation[a,b]	254,424
164,360	Rice Energy, Inc.[a]	2,656,057
479,612	Trinidad Drilling, Ltd.[b]	794,262

	Total	7,398,487

Financials (24.6%)
38,916	Affiliated Managers Group, Inc.[a]	6,654,247
99,070	Allied World Assurance Company Holdings AG	3,781,502
87,070	American Assets Trust, Inc.	3,557,680
68,921	Argo Group International Holdings, Ltd.	3,900,239
216,642	Assured Guaranty, Ltd.	5,416,050
131,539	BBCN Bancorp, Inc.	1,975,716
397,180	CNO Financial Group, Inc.	7,470,956
167,458	CoBiz Financial, Inc.	2,178,629
165,910	Encore Capital Group, Inc.[a,b]	6,138,670
35,600	Extra Space Storage, Inc.	2,746,896
366,650	Hanmi Financial Corporation	9,239,580
97,779	Houlihan Lokey, Inc.[a]	2,131,582
295,461	Janus Capital Group, Inc.	4,018,270
119,760	PacWest Bancorp	5,126,926
135,850	Parkway Properties, Inc.	2,113,826
112,845	Pebblebrook Hotel Trust	4,000,355
123,110	Primerica, Inc.[b]	5,548,568
79,120	Renasant Corporation	2,599,092
20,391	SVB Financial Group[a]	2,355,976
358,790	Synovus Financial Corporation	10,620,184
233,360	Talmer Bancorp, Inc.	3,885,444
197,720	Terreno Realty Corporation	3,883,221
49,920	Western Alliance Bancorp[a]	1,533,043
17,771	Wintrust Financial Corporation	949,504

	Total	101,826,156

Health Care (13.3%)
92,100	Acorda Therapeutics, Inc.[a]	2,441,571
101,530	Akorn, Inc.[a]	2,894,113
72,690	Align Technology, Inc.[a]	4,125,884
158,460	AMN Healthcare Services, Inc.[a]	4,755,385
25,490	Analogic Corporation	2,091,200
169,910	Depomed, Inc.[a]	3,202,803
278,412	ExamWorks Group, Inc.[a,b]	8,140,767
5,880	Furiex Pharmaceuticals, Inc. Contigent Value Right[a,c]	58,800

Shares	Common Stock (98.0%)	Value
Health Care (13.3%) - continued
81,220	Greatbatch, Inc.[a]	$4,582,432
60,250	Neurocrine Biosciences, Inc.[a]	2,397,347
128,940	NuVasive, Inc.[a]	6,217,487
100,200	Teleflex, Inc.	12,445,842
5,703	Wellcare Health Plans, Inc.[a]	491,485
21,574	West Pharmaceutical Services, Inc.	1,167,585

	Total	55,012,701

Industrials (20.5%)
11,007	Astec Industries, Inc.	368,845
84,620	AZZ, Inc.	4,120,148
145,340	CLARCOR, Inc.	6,929,811
95,830	Curtiss-Wright Corporation	5,981,709
222,254	EMCOR Group, Inc.	9,834,739
17,771	ESCO Technologies, Inc.	637,979
144,767	FTI Consulting, Inc.[a]	6,009,278
199,945	Granite Construction, Inc.	5,932,368
153,344	HNI Corporation	6,578,458
119,600	Huron Consulting Group, Inc.[a]	7,478,588
208,701	Korn/Ferry International	6,901,742
13,535	Mine Safety Appliances Company	540,994
313,220	Progressive Waste Solutions, Ltd.	8,275,272
21,770	Proto Labs, Inc.[a,b]	1,458,590
221,990	Raven Industries, Inc.[b]	3,762,730
160,710	Ritchie Brothers Auctioneers, Inc.[b]	4,159,175
7,958	Sun Hydraulics Corporation	218,606
104,500	Tennant Company	5,870,810

	Total	85,059,842

Information Technology (16.9%)
29,520	Arista Networks, Inc.[a,b]	1,806,329
272,290	Atmel Corporation	2,197,380
172,360	Broadridge Financial Solutions, Inc.	9,540,126
39,169	Brooks Automation, Inc.	458,669
54,920	Criteo SA ADR[a,b]	2,061,697
29,020	DST Systems, Inc.	3,051,163
52,230	Envestnet, Inc.[a,b]	1,565,333
90,477	FARO Technologies, Inc.[a]	3,166,695
68,750	FEI Company	5,021,500
118,700	Guidewire Software, Inc.[a]	6,241,246
37,665	Ixia[a]	545,766
159,050	Microsemi Corporation[a]	5,220,021
222,740	National Instruments Corporation	6,189,944
89,725	Plantronics, Inc.	4,562,516
96,140	Textura Corporation[a,b]	2,484,258
153,380	Veeco Instruments, Inc.[a]	3,145,824
252,782	Virtusa Corporation[a]	12,970,244

	Total	70,228,711

Materials (4.6%)
59,760	Balchem Corporation	3,631,615
216,500	Chemtura Corporation[a]	6,196,230
44,890	Eagle Materials, Inc.	3,071,374
314,500	Horsehead Holding Corporation[a,b]	956,080
178,570	PolyOne Corporation	5,239,244

	Total	19,094,543

Utilities (2.0%)
125,140	Dynegy, Inc.[a]	2,586,644
81,560	Laclede Group, Inc.	4,447,467
15,325	NorthWestern Corporation	824,945

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (98.0%)	Value
Utilities (2.0%) - continued
17,993	PNM Resources, Inc.	$504,703

	Total	8,363,759

	Total Common Stock (cost $385,353,237)	406,182,126

Shares	Mutual Funds (1.2%)	Value
Equity Mutual Funds (1.2%)
7,560	iShares Russell 2000 Growth Index Fund[b]	1,012,814
135,440	Market Vectors Oil Service ETF[b]	3,721,891

	Total	4,734,705

	Total Mutual Funds (cost $6,895,022)	4,734,705

Shares	Collateral Held for Securities Loaned (9.9%)	Value
41,195,034	Thrivent Cash Management Trust	41,195,034

	Total Collateral Held for Securities Loaned (cost $41,195,034)	41,195,034

Shares or Principal Amount	Short-Term Investments (1.6%)[d]	Value
	Thrivent Cash Management Trust
6,805,321	0.110%	6,805,321

	Total Short-Term Investments (at amortized cost)	6,805,321

	Total Investments (cost $440,248,614) 110.7%	$458,917,186

	Other Assets and Liabilities, Net (10.7%)	(44,412,740)

	Total Net Assets 100.0%	$414,504,446

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$49,078,683
Gross unrealized depreciation	(30,410,111)

Net unrealized appreciation (depreciation)	$18,668,572

Cost for federal income tax purposes	$440,248,614

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	50,992,759	50,992,759	–	–
Consumer Staples	8,205,168	8,205,168	–	–
Energy	7,398,487	6,604,225	794,262	–
Financials	101,826,156	101,826,156	–	–
Health Care	55,012,701	54,953,901	–	58,800
Industrials	85,059,842	85,059,842	–	–
Information Technology	70,228,711	70,228,711	–	–
Materials	19,094,543	19,094,543	–	–
Utilities	8,363,759	8,363,759	–	–
Mutual Funds
Equity Mutual Funds	4,734,705	4,734,705	–	–
Collateral Held for Securities Loaned	41,195,034	41,195,034	–	–
Short-Term Investments	6,805,321	6,805,321	–	–

Total	$458,917,186	$458,064,124	$794,262	$58,800

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$24,447,972	$155,959,722	$139,212,660	41,195,034	$41,195,034	$227,749
Cash Management Trust-Short Term Investment	14,077,311	83,019,121	90,291,111	6,805,321	6,805,321	5,057
Total Value and Income Earned	38,525,283				48,000,355	232,806

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (97.6%)	Value
Consumer Discretionary (14.4%)
6,900	American Public Education, Inc.[a]	$161,805
5,450	Arctic Cat, Inc.	120,881
16,247	Barnes & Noble Education, Inc.[a]	206,499
25,500	Barnes & Noble, Inc.	308,805
7,650	Big 5 Sporting Goods Corporation	79,407
418	Biglari Holdings, Inc.[a]	152,879
8,700	BJ’s Restaurants, Inc.[a]	374,361
4,850	Blue Nile, Inc.[a]	162,669
9,250	Bob Evans Farms, Inc.	400,987
33,300	Boyd Gaming Corporation[a,b]	542,790
18,175	Brown Shoe Company, Inc.	554,883
11,650	Buckle, Inc.[b]	430,701
32,750	Callaway Golf Company	273,462
4,550	Capella Education Company	225,316
27,950	Career Education Corporation[a]	105,092
10,900	Cato Corporation	370,927
8,500	Children’s Place, Inc.	490,195
7,650	Coinstar, Inc.	435,515
9,570	Core-Mark Holding Company, Inc.	626,357
30,850	Crocs, Inc.[a]	398,736
7,050	DineEquity, Inc.	646,203
12,850	Dorman Products, Inc.[a,b]	653,937
10,000	Drew Industries, Inc.	546,100
22,283	E.W. Scripps Company	393,741
10,900	Ethan Allen Interiors, Inc.	287,869
30,700	Express, Inc.[a]	548,609
18,643	Finish Line, Inc.	359,810
17,400	Francesca’s Holdings Corporation[a]	212,802
14,550	Fred’s, Inc.	172,417
7,640	FTD Companies, Inc.[a]	227,672
47,600	Gannett Company, Inc.	701,148
10,000	Genesco, Inc.[a]	570,700
15,050	Gentherm, Inc.[a]	676,046
16,600	G-III Apparel Group, Ltd.[a]	1,023,556
9,400	Group 1 Automotive, Inc.	800,410
19,650	Harte-Hanks, Inc.	69,364
8,600	Haverty Furniture Companies, Inc.	201,928
11,850	Helen of Troy, Ltd.[a]	1,058,205
10,200	Hibbett Sports, Inc.[a]	357,102
20,050	Iconix Brand Group, Inc.[a]	271,076
16,350	Interval Leisure Group, Inc.	300,186
12,450	iRobot Corporation[a,b]	362,793
6,450	Kirkland’s, Inc.	138,933
21,000	La-Z-Boy, Inc.	557,760
9,850	Lithia Motors, Inc.	1,064,884
11,250	Lumber Liquidators Holdings, Inc.[a,b]	147,825
10,250	M/I Homes, Inc.[a]	241,695
7,750	Marcus Corporation	149,885
10,600	MarineMax, Inc.[a]	149,778
11,400	Marriott Vacations Worldwide Corporation	776,796
20,100	Men’s Wearhouse, Inc.	854,652
15,350	Meritage Homes Corporation[a]	560,582
4,300	Monarch Casino & Resort, Inc.[a]	77,271
13,300	Monro Muffler Brake, Inc.	898,415
6,900	Movado Group, Inc.	178,227
12,050	Nutrisystem, Inc.	319,566
6,150	Oxford Industries, Inc.	454,362
12,200	Papa John’s International, Inc.	835,456
22,300	Pep Boys - Manny, Moe & Jack[a]	271,837
4,950	Perry Ellis International, Inc.[a]	108,702
8,450	PetMed Express, Inc.[b]	136,045
25,100	Pinnacle Entertainment, Inc.[a]	849,384
17,912	Pool Corporation	1,295,038
9,600	Popeyes Louisiana Kitchen, Inc.[a]	541,056
5,950	Red Robin Gourmet Burgers, Inc.[a]	450,653

Shares	Common Stock (97.6%)	Value
Consumer Discretionary (14.4%) - continued
17,550	Regis Corporation[a]	$229,905
25,800	Ruby Tuesday, Inc.[a]	160,218
14,700	Ruth’s Hospitality Group, Inc.	238,728
19,500	Ryland Group, Inc.	796,185
10,750	Scholastic Corporation	418,820
20,700	Scientific Games Corporation[a,b]	216,315
21,500	Select Comfort Corporation[a]	470,420
8,300	Sizmek, Inc.[a]	49,717
13,700	Sonic Automotive, Inc.	279,754
21,502	Sonic Corporation	493,471
13,100	Stage Stores, Inc.[b]	128,904
6,200	Stamps.com, Inc.[a]	458,862
8,250	Standard Motor Products, Inc.	287,760
60,950	Standard Pacific Corporation[a]	487,600
12,100	Stein Mart, Inc.	117,128
23,475	Steven Madden, Ltd.[a]	859,655
4,600	Strayer Education, Inc.[a]	252,862
7,800	Sturm, Ruger & Company, Inc.[b]	457,782
9,750	Superior Industries International, Inc.	182,130
26,150	Texas Roadhouse, Inc.	972,780
15,900	TopBuild Corporation[a]	492,423
18,350	Tuesday Morning Corporation[a]	99,273
6,150	Unifi, Inc.[a]	183,332
6,450	Universal Electronics, Inc.[a]	271,093
8,750	Universal Technical Institute, Inc.	30,712
12,200	Vitamin Shoppe, Inc.[a]	398,208
8,350	VOXX International Corporation[a]	61,957
11,150	Winnebago Industries, Inc.[b]	213,522
43,050	Wolverine World Wide, Inc.	931,602
8,300	Zumiez, Inc.[a]	129,729

	Total	38,293,590

Consumer Staples (2.8%)
10,950	Andersons, Inc.	372,957
24,050	B&G Foods, Inc.	876,623
6,250	Calavo Growers, Inc.	279,000
12,700	Cal-Maine Foods, Inc.[b]	693,547
4,100	Central Garden & Pet Company[a]	63,427
13,450	Central Garden & Pet Company, Class Aa	216,679
68,350	Darling Ingredients, Inc.[a]	768,254
10,980	Diamond Foods, Inc.[a]	338,843
7,150	Inter Parfums, Inc.	177,391
6,200	J & J Snack Foods Corporation	704,692
4,000	Medifast, Inc.[a]	107,440
8,150	Sanderson Farms, Inc.[b]	558,845
2,550	Seneca Foods Corporation[a]	67,193
21,800	Snyder’s-Lance, Inc.	735,314
15,500	SpartanNash Company	400,675
9,400	Universal Corporation	465,958
5,670	WD-40 Company	505,027

	Total	7,331,865

Energy (2.4%)
15,500	Approach Resources, Inc.[a,b]	28,985
16,350	Basic Energy Services, Inc.[a]	53,955
20,700	Bill Barrett Corporation[a]	68,310
16,850	Bonanza Creek Energy, Inc.[a]	68,580
14,550	Bristow Group, Inc.	380,628
8,190	CARBO Ceramics, Inc.[b]	155,528
20,000	Carrizo Oil & Gas, Inc.[a]	610,800
25,000	Cloud Peak Energy, Inc.[a,b]	65,750
7,150	Contango Oil & Gas Company[a]	54,340
8,050	Era Group, Inc.[a]	120,509
28,850	Exterran Holdings, Inc.	519,300
5,500	Geospace Technologies Corporation[a]	75,955

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (97.6%)	Value
Energy (2.4%) - continued
14,700	Green Plains, Inc.	$286,062
5,500	Gulf Island Fabrication, Inc.	57,915
10,750	Gulfmark Offshore, Inc.[b]	65,683
13,300	Hornbeck Offshore Services, Inc.[a,b]	179,949
53,650	ION Geophysical Corporation[a]	20,923
11,150	Matrix Service Company[a]	250,540
35,000	Newpark Resources, Inc.[a]	179,200
21,350	Northern Oil and Gas, Inc.[a,b]	94,367
16,750	PDC Energy, Inc.[a]	887,917
30,100	Penn Virginia Corporation[a,b]	15,953
26,500	Pioneer Drilling Company[a]	55,650
2,350	REX American Resources Corporation[a]	118,957
19,850	Rex Energy Corporation[a,b]	41,090
6,850	SEACOR Holdings, Inc.[a]	409,698
23,450	Stone Energy Corporation[a]	116,312
39,900	Synergy Resources Corporation[a]	391,020
16,250	Tesco Corporation	116,025
33,200	TETRA Technologies, Inc.[a]	196,212
19,450	Tidewater, Inc.[b]	255,573
22,200	U.S. Silica Holdings, Inc.[b]	312,798
20,850	Unit Corporation[a]	234,771

	Total	6,489,255

Financials (24.1%)
28,678	Acadia Realty Trust	862,347
7,250	Agree Realty Corporation	216,412
16,200	American Assets Trust, Inc.	661,932
33,650	American Equity Investment Life Holding Company	784,382
7,850	Amerisafe, Inc.	390,381
37,650	Astoria Financial Corporation	606,165
17,700	Bank Mutual Corporation	135,936
7,990	Banner Corporation	381,682
33,000	BBCN Bancorp, Inc.	495,660
5,850	Bofi Holding, Inc.[a,b]	753,656
34,750	Boston Private Financial Holdings, Inc.	406,575
29,150	Brookline Bancorp, Inc.	295,581
7,150	Calamos Asset Management, Inc.	67,782
39,900	Capstead Mortgage Corporation	394,611
13,450	Cardinal Financial Corporation	309,484
19,972	CareTrust REIT, Inc.	226,682
11,100	Cash America International, Inc.	310,467
31,150	Cedar Realty Trust, Inc.	193,441
13,050	Central Pacific Financial Corporation	273,659
24,750	Chesapeake Lodging Trust	644,985
6,400	City Holding Company[b]	315,520
24,000	Columbia Banking System, Inc.	749,040
17,050	Community Bank System, Inc.[b]	633,749
11,050	CoreSite Realty Corporation	568,412
85,650	Cousins Properties, Inc.	789,693
41,000	CVB Financial Corporation	684,700
83,217	DiamondRock Hospitality Company	919,548
12,625	Dime Community Bancshares, Inc.	213,362
13,350	EastGroup Properties, Inc.	723,303
20,133	Education Realty Trust, Inc.	663,382
7,000	eHealth, Inc.[a]	89,670
13,300	Employers Holdings, Inc.	296,457
9,750	Encore Capital Group, Inc.[a,b]	360,750
10,957	Enova International, Inc.[a]	111,981
24,000	EPR Properties	1,237,680
14,300	Evercore Partners, Inc.	718,432
21,550	EZCORP, Inc.[a]	132,964
72,300	F.N.B. Corporation	936,285
21,600	Financial Engines, Inc.[b]	636,552

Shares	Common Stock (97.6%)	Value
Financials (24.1%) - continued
47,923	First BanCorporation[a]	$170,606
11,650	First Cash Financial Services, Inc.[a]	466,699
36,900	First Commonwealth Financial Corporation	335,421
25,650	First Financial Bancorp	489,402
26,650	First Financial Bankshares, Inc.[b]	846,937
32,412	First Midwest Bancorp, Inc.	568,506
6,600	First NBC Bank Holding Company[a]	231,264
14,050	Forestar Group, Inc.[a]	184,758
37,100	Franklin Street Properties Corporation	398,825
30,996	Geo Group, Inc.	921,821
10,800	Getty Realty Corporation	170,640
31,550	Glacier Bancorp, Inc.	832,605
29,400	Government Properties Income Trust	470,400
19,450	Green Dot Corporation[a]	342,320
11,400	Greenhill & Company, Inc.	324,558
13,312	Hanmi Financial Corporation	335,462
3,800	HCI Group, Inc.	147,326
41,650	Healthcare Realty Trust, Inc.	1,035,002
14,300	HFF, Inc.	482,768
24,540	Home BancShares, Inc.	993,870
17,150	Horace Mann Educators Corporation	569,723
10,900	Independent Bank Corporation[b]	502,490
4,800	Infinity Property & Casualty Corporation	386,592
37,500	Inland Real Estate Corporation	303,750
23,900	Interactive Brokers Group, Inc.	943,333
14,150	Investment Technology Group, Inc.	188,761
34,575	Kite Realty Group Trust	823,231
18,200	LegacyTexas Financial Group, Inc.	554,736
2,700	LendingTree, Inc.[a]	251,181
87,959	Lexington Realty Trust	712,468
14,800	LTC Properties, Inc.	631,516
15,600	MarketAxess Holdings, Inc.	1,448,928
29,019	MB Financial, Inc.	947,180
97,100	Medical Properties Trust, Inc.	1,073,926
58,150	National Penn Bancshares, Inc.	683,263
4,600	Navigators Group, Inc.[a]	358,708
18,200	NBT Bancorp, Inc.	490,308
19,050	Northfield Bancorp, Inc.	289,751
42,150	Northwest Bancshares, Inc.	547,950
18,250	OFG Bancorp[b]	159,323
47,750	Old National Bancorp	665,158
15,600	Oritani Financial Corporation	243,672
33,900	Parkway Properties, Inc.	527,484
28,750	Pennsylvania Real Estate Investment Trust	570,112
14,050	Pinnacle Financial Partners, Inc.	694,211
6,300	Piper Jaffray Companies[a]	227,871
22,750	Post Properties, Inc.	1,326,097
20,150	PRA Group, Inc.[a,b]	1,066,338
32,750	PrivateBancorp, Inc.	1,255,307
22,350	ProAssurance Corporation	1,096,714
24,450	Provident Financial Services, Inc.	476,775
8,100	PS Business Parks, Inc.	642,978
40,900	Retail Opportunity Investments Corporation	676,486
15,650	RLI Corporation	837,744
14,410	S & T Bancorp, Inc.	470,054
27,100	Sabra Healthcare REIT, Inc.	628,178
5,800	Safety Insurance Group, Inc.	314,070
4,750	Saul Centers, Inc.	245,812
23,700	Selective Insurance Group, Inc.	736,122
11,660	Simmons First National Corporation	558,864
9,810	Southside Bancshares, Inc.[b]	270,266

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (97.6%)	Value
Financials (24.1%) - continued
49,499	Sterling Bancorp	$736,050
9,250	Stewart Information Services Corporation	378,417
36,040	Summit Hotel Properties, Inc.	420,587
26,180	Talmer Bancorp, Inc.	435,897
19,050	Texas Capital Bancshares, Inc.[a]	998,601
4,990	Tompkins Financial Corporation	266,266
39,532	TrustCo Bank Corporation	230,867
17,400	UMB Financial Corporation	884,094
26,800	United Bankshares, Inc.[b]	1,018,132
24,075	United Community Banks, Inc.	492,093
8,700	United Fire Group, Inc.	304,935
7,350	United Insurance Holdings Corporation	96,653
5,150	Universal Health Realty Income Trust	241,741
13,400	Universal Insurance Holdings, Inc.	395,836
11,050	Urstadt Biddle Properties, Inc.	207,077
2,900	Virtus Investment Partners, Inc.	291,450
11,150	Walker & Dunlop, Inc.[a]	290,792
10,700	Westamerica Bancorporation[b]	475,508
29,250	Wilshire Bancorp, Inc.	307,418
19,950	Wintrust Financial Corporation	1,065,928
3,562	World Acceptance Corporation[a,b]	95,604

	Total	63,973,867

Health Care (12.8%)
8,900	Abaxis, Inc.	391,511
15,900	ABIOMED, Inc.[a]	1,474,884
12,050	Aceto Corporation	330,773
17,950	Acorda Therapeutics, Inc.[a]	475,854
33,050	Affymetrix, Inc.[a,b]	282,247
14,900	Air Methods Corporation[a]	507,941
11,350	Albany Molecular Research, Inc.[a,b]	197,717
3,400	Almost Family, Inc.[a]	136,170
11,783	Amedisys, Inc.[a]	447,401
19,750	AMN Healthcare Services, Inc.[a]	592,697
19,950	AmSurg Corporation[a]	1,550,314
5,250	Analogic Corporation	430,710
10,850	AngioDynamics, Inc.[a]	143,111
3,200	ANI Pharmaceuticals, Inc.[a,b]	126,432
6,100	Anika Therapeutics, Inc.[a]	194,163
13,050	Cambrex Corporation[a]	517,824
14,875	Cantel Medical Corporation	843,413
7,050	Chemed Corporation	940,963
4,400	Computer Programs and Systems, Inc.[b]	185,372
10,750	CONMED Corporation	513,205
4,250	CorVel Corporation[a]	137,275
13,350	Cross Country Healthcare, Inc.[a]	181,693
10,500	CryoLife, Inc.	102,165
10,850	Cyberonics, Inc.[a]	659,463
9,400	Cynosure, Inc.[a]	282,376
25,050	Depomed, Inc.[a]	472,192
12,550	Emergent Biosolutions, Inc.[a]	357,550
5,400	Enanta Pharmaceuticals, Inc.[a,b]	195,156
9,900	Ensign Group, Inc.	422,037
16,400	ExamWorks Group, Inc.[a]	479,536
10,600	Greatbatch, Inc.[a]	598,052
21,050	Haemonetics Corporation[a]	680,336
14,800	Hanger, Inc.[a]	201,872
14,450	HealthEquity, Inc.[a]	426,998
10,050	HealthStream, Inc.[a]	219,191
12,950	Healthways, Inc.[a]	144,004
36,950	HMS Holdings Corporation[a]	324,051
5,900	ICU Medical, Inc.[a]	646,050
28,350	Impax Laboratories, Inc.[a]	998,203

Shares	Common Stock (97.6%)	Value
Health Care (12.8%) - continued
5,850	Inogen, Inc.[a]	$284,018
11,750	Integra LifeSciences Holdings Corporation[a]	699,712
12,400	Invacare Corporation	179,428
7,300	IPC Healthcare, Inc.[a]	567,137
34,829	Kindred Healthcare, Inc.	548,557
4,000	Landauer, Inc.	147,960
11,500	Lannett Company, Inc.[a,b]	477,480
5,300	LHC Group, Inc.[a]	237,281
7,600	Ligand Pharmaceuticals, Inc.[a,b]	650,940
16,100	Luminex Corporation[a]	272,251
11,250	Magellan Health Services, Inc.[a]	623,587
18,900	Masimo Corporation[a]	728,784
25,050	MedAssets, Inc.[a]	502,503
28,000	Medicines Company[a]	1,062,880
23,050	Medidata Solutions, Inc.[a]	970,636
17,350	Meridian Bioscience, Inc.	296,685
18,275	Merit Medical Systems, Inc.[a]	436,955
41,300	MiMedx Group, Inc.[a,b]	398,545
26,280	Momenta Pharmaceuticals, Inc.[a]	431,255
13,650	Natus Medical, Inc.[a]	538,493
55,050	Nektar Therapeutics[a,b]	603,348
15,475	Neogen Corporation[a]	696,220
20,350	NuVasive, Inc.[a]	981,277
15,000	Omnicell, Inc.[a]	466,500
12,700	PharMerica Corporation[a]	361,569
21,850	Prestige Brands Holdings, Inc.[a]	986,746
5,400	Providence Service Corporation[a]	235,332
18,350	Quality Systems, Inc.	229,008
13,900	Repligen Corporation[a]	387,115
9,850	Sagent Pharmaceuticals, Inc.[a]	151,001
43,550	Select Medical Holdings Corporation	469,905
24,700	Spectrum Pharmaceuticals, Inc.[a,b]	147,706
14,100	Supernus Pharmaceuticals, Inc.[a]	197,823
5,400	SurModics, Inc.[a]	117,936
7,150	Vascular Solutions, Inc.[a]	231,732

	Total	34,129,207

Industrials (15.9%)
16,912	AAON, Inc.	327,755
13,850	AAR Corporation	262,734
23,300	ABM Industries, Inc.	636,323
24,700	Actuant Corporation	454,233
15,150	Aegion Corporation[a]	249,672
8,550	Aerovironment, Inc.[a]	171,342
12,000	Albany International Corporation	343,320
5,600	Allegiant Travel Company	1,211,000
3,000	American Science & Engineering, Inc.	106,680
5,650	American Woodmark Corporation[a]	366,516
12,150	Apogee Enterprises, Inc.	542,497
16,500	Applied Industrial Technologies, Inc.	629,475
10,200	Arcbest Corporation	262,854
7,850	Astec Industries, Inc.	263,053
10,450	Atlas Air Worldwide Holdings, Inc.[a]	361,152
10,700	AZZ, Inc.	520,983
21,350	Barnes Group, Inc.	769,667
19,850	Brady Corporation	390,251
18,300	Briggs & Stratton Corporation	353,373
20,250	Brink’s Company	546,953
6,050	CDI Corporation	51,727
11,350	Celadon Group, Inc.	181,827
12,750	Chart Industries, Inc.[a]	244,928
6,850	CIRCOR International, Inc.	274,822
15,600	Comfort Systems USA, Inc.	425,256
9,100	Cubic Corporation	381,654

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

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Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (97.6%)	Value
Industrials (15.9%) - continued
19,500	Curtiss-Wright Corporation	$1,217,190
5,300	DXP Enterprises, Inc.[a]	144,584
14,200	Dycom Industries, Inc.[a]	1,027,512
10,750	Echo Global Logistics, Inc.[a]	210,700
26,100	EMCOR Group, Inc.	1,154,925
8,650	Encore Wire Corporation	282,596
19,300	EnerSys	1,034,094
7,102	Engility Holdings, Inc.	183,090
9,250	EnPro Industries, Inc.	362,323
10,950	ESCO Technologies, Inc.	393,105
15,850	Essendant, Inc.	514,016
10,800	Exponent, Inc.	481,248
26,050	Federal Signal Corporation	357,145
12,900	Forward Air Corporation	535,221
16,500	Franklin Electric Company, Inc.	449,295
8,300	G & K Services, Inc.	552,946
26,250	GenCorp, Inc.[a]	424,725
20,350	General Cable Corporation	242,165
12,250	Gibraltar Industries, Inc.[a]	224,787
16,380	Griffon Corporation	258,313
33,400	Harsco Corporation	302,938
20,250	Hawaiian Holdings, Inc.[a]	499,770
29,887	Healthcare Services Group, Inc.	1,007,192
25,948	Heartland Express, Inc.	517,403
7,050	Heidrick & Struggles International, Inc.	137,122
26,200	Hillenbrand, Inc.	681,462
14,900	Hub Group, Inc.[a]	542,509
7,850	Insperity, Inc.	344,850
27,450	Interface, Inc.	615,978
12,200	John Bean Technologies Corporation	466,650
11,350	Kaman Corporation	406,897
12,400	Kelly Services, Inc.	175,336
25,700	Knight Transportation, Inc.	616,800
21,450	Korn/Ferry International	709,351
4,850	Lindsay Corporation[b]	328,781
7,150	Lydall, Inc.[a]	203,704
9,900	Marten Transport, Ltd.	160,083
18,100	Matson, Inc.	696,669
13,700	Matthews International Corporation	670,889
18,750	Mobile Mini, Inc.	577,312
14,100	Moog, Inc.[a]	762,387
23,750	Mueller Industries, Inc.	702,525
8,750	MYR Group, Inc.[a]	229,250
2,050	National Presto Industries, Inc.[b]	172,733
19,950	Navigant Consulting, Inc.[a]	317,405
19,550	On Assignment, Inc.[a]	721,395
11,350	Orion Marine Group, Inc.[a]	67,873
20,150	PGT, Inc.[a]	247,442
3,800	Powell Industries, Inc.	114,380
14,075	Quanex Building Products Corporation	255,743
21,200	Republic Airways Holdings, Inc.[a]	122,536
15,600	Resources Connection, Inc.	235,092
12,600	Roadrunner Transportation Systems, Inc.[a]	231,840
10,450	Saia, Inc.[a]	323,428
17,350	Simpson Manufacturing Company, Inc.	581,052
21,000	SkyWest, Inc.	350,280
18,320	SPX Corporation	218,374
17,320	SPX FLOW, Inc.[a]	596,328
5,400	Standex International Corporation	406,890
22,350	TASER International, Inc.[a,b]	492,259
7,650	Tennant Company	429,777
25,056	Tetra Tech, Inc.	609,111

Shares	Common Stock (97.6%)	Value
Industrials (15.9%) - continued
18,200	Titan International, Inc.[b]	$120,302
17,400	TrueBlue, Inc.[a]	390,978
9,050	U.S. Ecology, Inc.	395,033
6,400	UniFirst Corporation	683,584
8,350	Universal Forest Products, Inc.	481,628
38,500	UTI Worldwide, Inc.[a]	176,715
3,450	Veritiv Corporation[a]	128,478
8,400	Viad Corporation	243,516
6,900	Vicor Corporation[a]	70,380
14,900	WageWorks, Inc.[a]	671,692
11,750	Watts Water Technologies, Inc.	620,635

	Total	42,212,764

Information Technology (15.8%)
20,800	ADTRAN, Inc.	303,680
16,850	Advanced Energy Industries, Inc.[a]	443,155
6,300	Agilysys, Inc.[a]	70,056
11,750	Anixter International, Inc.[a]	678,915
6,050	Badger Meter, Inc.[b]	351,263
3,700	Bel Fuse, Inc.	71,928
21,300	Benchmark Electronics, Inc.[a]	463,488
6,400	Black Box Corporation	94,336
19,600	Blackbaud, Inc.	1,099,952
17,000	Blucora, Inc.[a]	234,090
16,100	Bottomline Technologies (de), Inc.[a]	402,661
27,907	Brooks Automation, Inc.	326,791
10,200	Cabot Microelectronics Corporation[a]	395,148
10,100	CACI International, Inc.[a]	747,097
15,100	CalAmp Corporation[a]	242,959
18,700	Cardtronics, Inc.[a]	611,490
8,500	Ceva, Inc.[a]	157,845
17,550	Checkpoint Systems, Inc.	127,237
29,850	Ciber, Inc.[a]	94,923
26,250	Cirrus Logic, Inc.[a]	827,137
10,250	Coherent, Inc.[a]	560,675
10,350	Cohu, Inc.	102,051
13,550	comScore, Inc.[a]	625,333
6,750	Comtech Telecommunications Corporation	139,118
13,500	Constant Contact, Inc.[a]	327,240
13,600	CSG Systems International, Inc.	418,880
13,700	CTS Corporation	253,587
16,000	Daktronics, Inc.	138,720
18,850	Dealertrack Technologies, Inc.[a]	1,190,566
18,000	DHI Group, Inc.[a]	131,580
10,450	Digi International, Inc.[a]	123,205
16,100	Diodes, Inc.[a]	344,057
9,200	DSP Group, Inc.[a]	83,812
7,250	DTS, Inc.[a]	193,575
11,050	Ebix, Inc.[b]	275,808
11,250	Electro Scientific Industries, Inc.	52,200
19,500	Electronics for Imaging, Inc.[a]	843,960
13,300	EPIQ Systems, Inc.	171,836
2,500	ePlus, Inc.[a]	197,675
20,000	Exar Corporation[a]	119,000
13,700	ExlService Holdings, Inc.[a]	505,941
12,400	Fabrinet[a]	227,292
7,250	FARO Technologies, Inc.[a]	253,750
4,150	Forrester Research, Inc.	130,476
36,500	Harmonic, Inc.[a]	211,700
15,200	Heartland Payment Systems, Inc.	957,752
21,800	II-VI, Inc.[a]	350,544
15,475	Insight Enterprises, Inc.[a]	400,029
7,200	Interactive Intelligence Group[a]	213,912
15,950	Itron, Inc.[a]	508,964
25,250	Ixia[a]	365,872

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (97.6%)	Value
Information Technology (15.8%) - continued
19,100	j2 Global, Inc.	$1,353,235
26,000	Kopin Corporation[a]	81,640
30,350	Kulicke and Soffa Industries, Inc.[a]	278,613
10,050	Liquidity Services, Inc.[a]	74,270
9,450	Littelfuse, Inc.	861,368
20,300	LivePerson, Inc.[a]	153,468
10,300	LogMeIn, Inc.[a]	702,048
19,580	Lumentum Holdings, Inc.[a]	331,881
10,100	ManTech International Corporation	259,570
13,700	Mercury Systems, Inc.[a]	217,967
15,900	Methode Electronics, Inc.	507,210
39,750	Microsemi Corporation[a]	1,304,595
3,800	MicroStrategy, Inc.[a]	746,586
22,200	MKS Instruments, Inc.	744,366
15,150	Monolithic Power Systems, Inc.	775,680
16,550	Monotype Imaging Holdings, Inc.	361,121
37,700	Monster Worldwide, Inc.[a]	242,034
6,300	MTS Systems Corporation	378,693
10,100	Nanometrics, Inc.[a]	122,614
13,350	NETGEAR, Inc.[a]	389,420
16,450	Newport Corporation[a]	226,187
25,400	NIC, Inc.	449,834
7,700	OSI Systems, Inc.[a]	592,592
8,550	Park Electrochemical Corporation	150,394
14,700	Perficient, Inc.[a]	226,821
8,350	Pericom Semiconductor Corporation	152,387
14,000	Plexus Corporation[a]	540,120
12,100	Power Integrations, Inc.	510,257
20,850	Progress Software Corporation[a]	538,555
36,200	QLogic Corporation[a]	371,050
14,850	QuinStreet, Inc.[a]	82,418
11,750	Rofin-Sinar Technologies, Inc.[a]	304,678
7,800	Rogers Corporation[a]	414,804
13,150	Rudolph Technologies, Inc.[a]	163,718
33,400	Sanmina Corporation[a]	713,758
11,450	ScanSource, Inc.[a]	406,017
27,700	Semtech Corporation[a]	418,270
15,050	Super Micro Computer, Inc.[a]	410,263
16,450	Sykes Enterprises, Inc.[a]	419,475
16,300	Synchronoss Technologies, Inc.[a]	534,640
12,050	SYNNEX Corporation	1,024,973
35,550	Take-Two Interactive Software, Inc.[a]	1,021,351
15,500	Tangoe, Inc.[a]	111,600
6,850	TeleTech Holdings, Inc.	183,512
20,400	Tessera Technologies, Inc.	661,164
26,600	TTM Technologies, Inc.[a]	165,718
11,350	Ultratech, Inc.[a]	181,827
12,350	VASCO Data Security International, Inc.[a,b]	210,444
16,900	Veeco Instruments, Inc.[a]	346,619
18,350	ViaSat, Inc.[a,b]	1,179,721
98,100	Viavi Solutions, Inc.[a]	526,797
11,250	Virtusa Corporation[a]	577,238
9,900	XO Group, Inc.[a]	139,887

	Total	42,006,729

Materials (4.5%)
12,250	A. Schulman, Inc.	397,757
73,350	AK Steel Holding Corporation[a]	176,773
10,750	American Vanguard Corporation	124,270
13,000	Balchem Corporation	790,010
16,400	Boise Cascade Company[a]	413,608
21,850	Calgon Carbon Corporation	340,423
20,550	Century Aluminum Company[a]	94,530
7,900	Clearwater Paper Corporation[a]	373,196
4,600	Deltic Timber Corporation	275,126

Shares	Common Stock (97.6%)	Value
Materials (4.5%) - continued
22,350	Flotek Industries, Inc.[a,b]	$373,245
9,350	FutureFuel Corporation	92,378
26,900	Globe Specialty Metals, Inc.	326,297
21,000	H.B. Fuller Company	712,740
3,950	Hawkins, Inc.	152,075
5,200	Haynes International, Inc.	196,768
30,700	Headwaters, Inc.[a]	577,160
8,250	Innophos Holdings, Inc.	327,030
10,050	Innospec, Inc.	467,426
23,500	Intrepid Potash, Inc.[a,b]	130,190
7,200	Kaiser Aluminum Corporation	577,800
35,700	KapStone Paper and Packaging Corporation	589,407
8,550	Koppers Holdings, Inc.	172,454
13,050	Kraton Performance Polymers, Inc.[a]	233,595
8,150	LSB Industries, Inc.[a]	124,858
8,350	Materion Corporation	250,667
9,563	Myers Industries, Inc.	128,144
7,000	Neenah Paper, Inc.	407,960
3,850	Olympic Steel, Inc.	38,308
12,700	OM Group, Inc.	417,703
18,100	PH Glatfelter Company	311,682
5,550	Quaker Chemical Corporation	427,794
17,900	Rayonier Advanced Materials, Inc.	109,548
12,750	Schweitzer-Mauduit International, Inc.	438,345
7,650	Stepan Company	318,317
50,450	Stillwater Mining Company[a]	521,148
27,027	SunCoke Energy, Inc.	210,270
15,850	Timkensteel Corporation	160,402
10,350	Tredegar Corporation	135,378
17,250	Wausau Paper Corporation	110,400

	Total	12,025,182

Telecommunications Services (0.7%)
36,900	8x8, Inc.[a]	305,163
4,400	Atlantic Tele-Network, Inc.	325,292
87,350	Cincinnati Bell, Inc.[a]	272,532
21,000	Consolidated Communications Holdings, Inc.	404,670
12,500	General Communication, Inc.[a]	215,750
33,350	Iridium Communications, Inc.[a,b]	205,103
9,500	Lumos Networks Corporation	115,520
9,000	USA Mobility, Inc.	148,140

	Total	1,992,170

Utilities (4.2%)
18,933	ALLETE, Inc.	955,927
15,500	American States Water Company	641,700
25,900	Avista Corporation	861,175
16,800	El Paso Electric Company	618,576
18,050	Laclede Group, Inc.	984,267
35,450	New Jersey Resources Corporation	1,064,563
11,350	Northwest Natural Gas Company	520,284
19,600	NorthWestern Corporation	1,055,068
32,850	Piedmont Natural Gas Company, Inc.[b]	1,316,300
28,500	South Jersey Industries, Inc.	719,625
19,600	Southwest Gas Corporation	1,143,072
23,716	UIL Holdings Corporation	1,192,203

	Total	11,072,760

	Total Common Stock (cost $202,978,379)	259,527,389

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Collateral Held for Securities Loaned (6.9%)	Value
18,298,371	Thrivent Cash Management Trust	$18,298,371

	Total Collateral Held for Securities Loaned (cost $18,298,371)	18,298,371

Shares or Principal Amount	Short-Term Investments (2.3%)[c]	Value
	Federal Home Loan Bank Discount Notes
1,000,000	0.130%, 10/23/2015[d]	999,921
	Thrivent Cash Management Trust
5,116,784	0.110%	5,116,784

	Total Short-Term Investments (at amortized cost)	6,116,705

	Total Investments (cost $227,393,455) 106.8%	$283,942,465

	Other Assets and Liabilities, Net (6.8%)	(18,066,040)

	Total Net Assets 100.0%	$265,876,425

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At September 30, 2015, $999,921 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$78,525,715
Gross unrealized depreciation	(21,976,705)

Net unrealized appreciation (depreciation)	$56,549,010

Cost for federal income tax purposes	$227,393,455

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	38,293,590	38,293,590	–	–
Consumer Staples	7,331,865	7,331,865	–	–
Energy	6,489,255	6,489,255	–	–
Financials	63,973,867	63,973,867	–	–
Health Care	34,129,207	34,129,207	–	–
Industrials	42,212,764	42,212,764	–	–
Information Technology	42,006,729	42,006,729	–	–
Materials	12,025,182	12,025,182	–	–
Telecommunications Services	1,992,170	1,992,170	–	–
Utilities	11,072,760	11,072,760	–	–
Collateral Held for Securities Loaned	18,298,371	18,298,371	–	–
Short-Term Investments	6,116,705	5,116,784	999,921	–

Total	$283,942,465	$282,942,544	$999,921	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	246,654	246,654	–	–

Total Liability Derivatives	$246,654	$246,654	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	56	December 2015	$6,383,694	$6,137,040	($246,654)
Total Futures Contracts					($246,654)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$23,621,082	$60,238,066	$65,560,777	18,298,371	$18,298,371	$149,655
Cash Management Trust-Short Term Investment	13,989,739	40,046,452	48,919,407	5,116,784	5,116,784	6,679
Total Value and Income Earned	37,610,821				23,415,155	156,334

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

MID CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (94.2%)	Value
Consumer Discretionary (8.8%)
282,400	Cheesecake Factory, Inc.	$15,238,304
454,400	DISH Network Corporation[a]	26,509,696
151,748	Harman International Industries, Inc.	14,566,290
253,619	Scripps Networks Interactive, Inc.[b]	12,475,519
676,250	Time, Inc.	12,882,562
537,036	Toll Brothers, Inc.[a]	18,388,113

	Total	100,060,484

Consumer Staples (4.0%)
203,500	Ingredion, Inc.	17,767,585
228,300	Keurig Green Mountain, Inc.	11,903,562
181,749	Molson Coors Brewing Company	15,088,802

	Total	44,759,949

Energy (3.8%)
38,350	Cimarex Energy Company	3,930,108
225,050	Denbury Resources, Inc.[b]	549,122
32,450	Dril-Quip, Inc.[a]	1,889,239
28,900	Energen Corporation	1,440,954
53,500	Ensco plc	753,280
32,170	EQT Corporation	2,083,651
31,900	Gulfport Energy Corporation[a]	946,792
135,350	Helix Energy Solutions Group, Inc.[a]	648,326
87,176	HollyFrontier Corporation	4,257,676
47,150	National Oilwell Varco, Inc.	1,775,197
78,170	Newfield Exploration Company[a]	2,571,793
74,059	Noble Energy, Inc.	2,235,101
58,250	Oceaneering International, Inc.	2,288,060
51,900	Oil States International, Inc.[a]	1,356,147
111,970	Patterson-UTI Energy, Inc.	1,471,286
84,650	Rowan Companies plc	1,367,097
49,193	SM Energy Company	1,576,144
195,450	Superior Energy Services, Inc.	2,468,534
23,750	Tesoro Corporation	2,309,450
158,956	Weatherford International, Ltd.[a]	1,347,947
48,000	Western Refining, Inc.	2,117,760
52,200	Whiting Petroleum Corporation[a]	797,094
69,050	World Fuel Services Corporation	2,471,990

	Total	42,652,748

Financials (24.8%)
796,800	Assured Guaranty, Ltd.	19,920,000
553,327	Brixmor Property Group, Inc.	12,992,118
180,100	Camden Property Trust	13,309,390
196,700	Digital Realty Trust, Inc.	12,848,444
832,050	Duke Realty Corporation	15,850,553
423,396	First Republic Bank	26,576,567
1,013,548	Host Hotels & Resorts, Inc.	16,024,194
2,973,425	Huntington Bancshares, Inc.	31,518,305
1,328,850	KeyCorp	17,288,338
166,200	M&T Bank Corporation[b]	20,268,090
539,850	NASDAQ OMX Group, Inc.	28,790,201
367,533	Northern Trust Corporation	25,051,049
323,772	Raymond James Financial, Inc.	16,068,804
862,325	Zions Bancorporation	23,748,430

	Total	280,254,483

Health Care (11.9%)
462,750	Acorda Therapeutics, Inc.[a]	12,267,503
152,132	C.R. Bard, Inc.	28,343,713
100,450	Edwards Lifesciences Corporation[a]	14,280,976
763,850	Hologic, Inc.[a]	29,889,450
9,530	Illumina, Inc.[a]	1,675,565
234,203	Universal Health Services, Inc.	29,230,876

Shares	Common Stock (94.2%)	Value
Health Care (11.9%) - continued
164,350	Waters Corporation[a]	$19,427,814

	Total	135,115,897

Industrials (15.5%)
865,994	ADT Corporation[b]	25,893,221
222,500	Equifax, Inc.	21,622,550
300,100	Flowserve Corporation	12,346,114
172,300	Huntington Ingalls Industries, Inc.	18,461,945
755,050	Masco Corporation	19,012,159
664,234	Oshkosh Corporation	24,131,621
967,212	Southwest Airlines Company	36,792,744
165,150	WABCO Holdings, Inc.[a]	17,312,675

	Total	175,573,029

Information Technology (20.8%)
162,950	Alliance Data Systems Corporation[a]	42,200,791
1,709,783	Applied Materials, Inc.	25,116,712
312,304	eBay, Inc.[a]	7,632,710
774,882	Juniper Networks, Inc.	19,922,216
536,200	NetApp, Inc.	15,871,520
2,094,266	NVIDIA Corporation	51,623,657
404,004	PayPal Holdings, Inc.[a]	12,540,284
510,250	Progress Software Corporation[a]	13,179,758
404,650	Red Hat, Inc.[a]	29,086,242
1,028,372	Teradyne, Inc.	18,520,980

	Total	235,694,870

Materials (2.8%)
528,900	Owens-Illinois, Inc.[a]	10,958,808
1,229,113	Steel Dynamics, Inc.	21,116,161

	Total	32,074,969

Utilities (1.8%)
476,450	Public Service Enterprise Group, Inc.	20,087,132

	Total	20,087,132

	Total Common Stock (cost $975,468,995)	1,066,273,561

Shares	Collateral Held for Securities Loaned (4.0%)	Value
45,361,023	Thrivent Cash Management Trust	45,361,023

	Total Collateral Held for Securities Loaned (cost $45,361,023)	45,361,023

Shares or Principal Amount	Short-Term Investments (5.6%)[c]	Value
	Federal Home Loan Bank Discount Notes
15,400,000	0.120%, 10/9/2015	15,399,589
	Thrivent Cash Management Trust
48,752,404	0.110%	48,752,404

	Total Short-Term Investments (at amortized cost)	64,151,993

	Total Investments (cost $1,084,982,011) 103.8%	$1,175,786,577

	Other Assets and Liabilities, Net (3.8%)	(43,483,828)

	Total Net Assets 100.0%	$1,132,302,749

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

MID CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$139,654,457
Gross unrealized depreciation	(48,849,891)

Net unrealized appreciation (depreciation)	$90,804,566

Cost for federal income tax purposes	$1,084,982,011

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	100,060,484	100,060,484	–	–
Consumer Staples	44,759,949	44,759,949	–	–
Energy	42,652,748	42,652,748	–	–
Financials	280,254,483	280,254,483	–	–
Health Care	135,115,897	135,115,897	–	–
Industrials	175,573,029	175,573,029	–	–
Information Technology	235,694,870	235,694,870	–	–
Materials	32,074,969	32,074,969	–	–
Utilities	20,087,132	20,087,132	–	–
Collateral Held for Securities Loaned	45,361,023	45,361,023	–	–
Short-Term Investments	64,151,993	48,752,404	15,399,589	–

Total	$1,175,786,577	$1,160,386,988	$15,399,589	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$29,599,525	$126,885,656	$111,124,158	45,361,023	$45,361,023	$29,549
Cash Management Trust-Short Term Investment	38,432,404	180,928,058	170,608,058	48,752,404	48,752,404	26,128
Total Value and Income Earned	68,031,929				94,113,427	55,677

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (96.5%)	Value
Consumer Discretionary (13.3%)
7,200	Aaron’s, Inc.	$259,992
7,700	Abercrombie & Fitch Company[a]	163,163
6,700	AMC Networks, Inc.[b]	490,239
19,930	American Eagle Outfitters, Inc.[a]	311,506
11,150	Apollo Group, Inc.[b]	123,319
18,932	Ascena Retail Group, Inc.[b]	263,344
5,800	Big Lots, Inc.	277,936
6,755	Brinker International, Inc.	355,786
10,200	Brunswick Corporation	488,478
2,090	Buffalo Wild Wings, Inc.[b]	404,269
5,450	Cabela’s, Inc.[a,b]	248,520
500	Cable One, Inc.[b]	209,710
5,800	Carter’s, Inc.	525,712
5,000	Cheesecake Factory, Inc.	269,800
15,450	Chico’s FAS, Inc.	243,028
11,650	Cinemark Holdings, Inc.	378,509
2,650	Cracker Barrel Old Country Store, Inc.[a]	390,292
8,450	CST Brands, Inc.	284,427
17,800	Dana Holding Corporation	282,664
3,700	Deckers Outdoor Corporation[b]	214,822
6,350	DeVry Education Group, Inc.	172,783
10,500	Dick’s Sporting Goods, Inc.	520,905
6,100	Domino’s Pizza, Inc.	658,251
7,850	DreamWorks Animation SKG, Inc.[a,b]	136,982
10,550	Dunkin’ Brands Group, Inc.	516,950
15,450	Foot Locker, Inc.	1,111,936
32,490	Gentex Corporation	503,595
500	Graham Holdings Company	288,500
7,150	Guess ?, Inc.	152,724
3,650	HSN, Inc.	208,926
3,020	International Speedway Corporation	95,794
33,800	J.C. Penney Company, Inc.[a,b]	314,002
4,150	Jack in the Box, Inc.	319,716
21,900	Jarden Corporation[b]	1,070,472
5,450	John Wiley and Sons, Inc.	272,664
14,250	Kate Spade & Company[b]	272,317
10,100	KB Home[a]	136,855
16,250	Live Nation Entertainment, Inc.[b]	390,650
33,700	LKQ Corporation[b]	955,732
4,300	M.D.C. Holdings, Inc.	112,574
4,150	Meredith Corporation	176,707
4,550	Murphy USA, Inc.[b]	250,023
14,150	New York Times Company	167,111
400	NVR, Inc.[b]	610,088
54,800	Office Depot, Inc.[b]	351,816
2,800	Panera Bread Company[b]	541,548
6,900	Polaris Industries, Inc.	827,103
5,900	Rent-A-Center, Inc.	143,075
22,300	Service Corporation International	604,330
4,700	Skechers USA, Inc.[b]	630,176
6,870	Sotheby’s Holdings, Inc.[a]	219,703
6,800	Tempur-Pedic International, Inc.[b]	485,724
5,050	Thor Industries, Inc.	261,590
12,150	Time, Inc.	231,458
17,950	Toll Brothers, Inc.[b]	614,608
16,300	Tri Pointe Homes, Inc.[b]	213,367
5,500	Tupperware Brands Corporation	272,195
7,000	Vista Outdoor, Inc.[b]	311,010
25,664	Wendy’s Company	221,994
9,380	Williams-Sonoma, Inc.	716,163

	Total	22,247,633

Consumer Staples (4.2%)
48,890	Avon Products, Inc.[a]	158,892
1,000	Boston Beer Company, Inc.[b]	210,610

Shares	Common Stock (96.5%)	Value
Consumer Staples (4.2%) - continued
4,300	Casey’s General Stores, Inc.	$442,556
14,470	Church & Dwight Company, Inc.	1,214,033
10,450	Dean Foods Company	172,634
6,900	Energizer Holdings, Inc.	563,040
6,900	Energizer Holdings, Inc.	267,099
20,475	Flowers Foods, Inc.	506,552
11,350	Hain Celestial Group, Inc.[b]	585,660
7,950	Ingredion, Inc.	694,114
2,140	Lancaster Colony Corporation	208,607
6,750	Post Holdings, Inc.[b]	398,925
29,200	SUPERVALU, Inc.[b]	209,656
2,050	Tootsie Roll Industries, Inc.[a]	64,145
4,750	TreeHouse Foods, Inc.[b]	369,503
5,500	United Natural Foods, Inc.[b]	266,805
19,500	WhiteWave Foods Company[b]	782,925

	Total	7,115,756

Energy (3.3%)
6,450	Atwood Oceanics, Inc.[a]	95,524
34,550	California Resources Corporation	89,830
39,330	Denbury Resources, Inc.[a]	95,965
4,350	Dril-Quip, Inc.[b]	253,257
8,700	Energen Corporation	433,782
11,950	Gulfport Energy Corporation[b]	354,676
10,950	Helix Energy Solutions Group, Inc.[b]	52,450
20,790	HollyFrontier Corporation	1,015,384
32,310	Nabors Industries, Ltd.	305,329
26,750	Noble Corporation	291,843
10,900	Oceaneering International, Inc.	428,152
5,750	Oil States International, Inc.[b]	150,248
16,350	Patterson-UTI Energy, Inc.	214,839
17,850	QEP Resources, Inc.	223,661
13,800	Rowan Companies plc	222,870
7,600	SM Energy Company	243,504
16,700	Superior Energy Services, Inc.	210,921
7,800	Western Refining, Inc.	344,136
8,000	World Fuel Services Corporation	286,400
25,500	WPX Energy, Inc.[b]	168,810

	Total	5,481,581

Financials (25.5%)
5,060	Alexander & Baldwin, Inc.	173,710
8,000	Alexandria Real Estate Equities, Inc.	677,360
1,750	Alleghany Corporation[b]	819,193
12,450	American Campus Communities, Inc.	451,188
7,985	American Financial Group, Inc.	550,246
19,300	Arthur J. Gallagher & Company	796,704
6,750	Aspen Insurance Holdings, Ltd.	313,673
16,693	Associated Banc-Corp	299,973
9,600	BancorpSouth, Inc.	228,192
4,850	Bank of Hawaii Corporation	307,926
8,600	Bank of the Ozarks, Inc.	376,336
22,500	BioMed Realty Trust, Inc.	449,550
12,900	Brown & Brown, Inc.	399,513
9,600	Camden Property Trust	709,440
9,200	Care Capital Properties, Inc.	302,956
8,500	Cathay General Bancorp	254,660
9,250	CBOE Holdings, Inc.	620,490
5,370	City National Corporation	472,882
21,300	CNO Financial Group, Inc.	400,653
8,939	Commerce Bancshares, Inc.	407,261
13,400	Communications Sales & Leasing, Inc.	239,860
10,400	Corporate Office Properties Trust	218,712
12,970	Corrections Corporation of America	383,134
6,100	Cullen/Frost Bankers, Inc.	387,838

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (96.5%)	Value
Financials (25.5%) - continued
15,350	Douglas Emmett, Inc.	$440,852
38,250	Duke Realty Corporation	728,662
16,050	East West Bancorp, Inc.	616,641
13,100	Eaton Vance Corporation	437,802
6,700	Endurance Specialty Holdings, Ltd.	408,901
8,200	Equity One, Inc.	199,588
4,910	Everest Re Group, Ltd.	851,099
13,650	Extra Space Storage, Inc.	1,053,234
7,600	Federal Realty Investment Trust	1,037,020
10,600	Federated Investors, Inc.	306,340
12,000	First American Financial Corporation	468,840
25,950	First Horizon National Corporation	367,971
39,350	First Niagara Financial Group, Inc.	401,764
18,348	FirstMerit Corporation	324,209
19,450	Fulton Financial Corporation	235,345
8,650	Hancock Holding Company	233,983
4,920	Hanover Insurance Group, Inc.	382,284
10,600	HCC Insurance Holdings, Inc.	821,182
10,450	Highwoods Properties, Inc.	404,937
6,400	Home Properties, Inc.	478,400
16,700	Hospitality Properties Trust	427,186
6,200	International Bancshares Corporation	155,186
16,300	Janus Capital Group, Inc.	221,680
5,000	Jones Lang LaSalle, Inc.	718,850
5,450	Kemper Corporation	192,766
10,150	Kilroy Realty Corporation	661,374
9,000	Lamar Advertising Company	469,620
12,550	LaSalle Hotel Properties	356,295
16,550	Liberty Property Trust	521,490
9,750	Mack-Cali Realty Corporation	184,080
4,050	Mercury General Corporation	204,566
8,350	Mid-America Apartment Communities, Inc.	683,614
10,950	MSCI, Inc.	651,087
14,850	National Retail Properties, Inc.	538,609
49,161	New York Community Bancorp, Inc.[a]	887,848
26,750	Old Republic International Corporation	418,370
17,850	Omega Healthcare Investors, Inc.	627,428
11,300	PacWest Bancorp	483,753
4,507	Potlatch Corporation	129,757
5,500	Primerica, Inc.	247,885
7,200	Prosperity Bancshares, Inc.	353,592
14,175	Raymond James Financial, Inc.	703,505
13,962	Rayonier, Inc. REIT	308,141
10,450	Regency Centers Corporation	649,467
7,350	Reinsurance Group of America, Inc.	665,836
5,100	RenaissanceRe Holdings, Ltd.	542,232
15,390	SEI Investments Company	742,260
26,300	Senior Housing Property Trust	426,060
5,600	Signature Bank[b]	770,336
47,250	SLM Corporation[b]	349,650
3,950	Sovran Self Storage, Inc.	372,485
4,700	StanCorp Financial Group, Inc.	536,740
7,650	Stifel Financial Corporation[b]	322,065
5,680	SVB Financial Group[b]	656,267
14,650	Synovus Financial Corporation	433,640
10,600	Tanger Factory Outlet Centers, Inc.	349,482
6,750	Taubman Centers, Inc.	466,290
18,720	TCF Financial Corporation	283,795
7,500	Trustmark Corporation	173,775
29,003	UDR, Inc.	1,000,023
24,450	Umpqua Holdings Corporation	398,535
10,220	Urban Edge Properties	220,650
25,734	Valley National Bancorp	253,223

Shares	Common Stock (96.5%)	Value
Financials (25.5%) - continued
10,975	W.R. Berkley Corporation	$596,711
9,340	Waddell & Reed Financial, Inc.	324,752
10,477	Washington Federal, Inc.	238,352
10,130	Webster Financial Corporation	360,932
12,650	Weingarten Realty Investors	418,841
12,750	WisdomTree Investments, Inc.[a]	205,658
20,600	WP Glimcher, Inc.	240,196

	Total	42,585,439

Health Care (8.9%)
8,950	Akorn, Inc.[b]	255,120
8,050	Align Technology, Inc.[b]	456,918
20,850	Allscripts Healthcare Solutions, Inc.[b]	258,540
2,300	Bio-Rad Laboratories, Inc.[b]	308,913
4,100	Bio-Techne Corporation	379,086
10,850	Catalent, Inc.[b]	263,655
13,150	Centene Corporation[b]	713,124
5,250	Charles River Laboratories International, Inc.[b]	333,480
13,066	Community Health Systems, Inc.[b]	558,833
5,350	Cooper Companies, Inc.	796,401
5,150	Halyard Health, Inc.[b]	146,466
8,530	Health Net, Inc.[b]	513,677
6,250	Hill-Rom Holdings, Inc.	324,937
27,150	Hologic, Inc.[b]	1,062,379
10,300	IDEXX Laboratories, Inc.[b]	764,775
4,900	LifePoint Health, Inc.[b]	347,410
10,400	Mednax, Inc.[b]	798,616
3,100	Mettler-Toledo International, Inc.[b]	882,694
4,450	Molina Healthcare, Inc.[b]	306,383
7,000	Owens & Minor, Inc.	223,580
6,100	PAREXEL International Corporation[b]	377,712
15,650	ResMed, Inc.[a]	797,524
6,100	Sirona Dental Systems, Inc.[b]	569,374
6,650	STERIS Corporation[a]	432,050
4,590	Teleflex, Inc.	570,124
6,000	Thoratec Corporation[b]	379,560
5,150	United Therapeutics Corporation[b]	675,886
9,050	VCA Antech, Inc.[b]	476,483
4,900	Wellcare Health Plans, Inc.[b]	422,282
7,950	West Pharmaceutical Services, Inc.	430,254

	Total	14,826,236

Industrials (14.4%)
8,400	A.O. Smith Corporation	547,596
4,800	Acuity Brands, Inc.	842,784
16,650	AECOM[b]	458,042
8,330	AGCO Corporation	388,428
14,160	Alaska Air Group, Inc.	1,125,012
11,750	B/E Aerospace, Inc.	515,825
7,240	Carlisle Companies, Inc.	632,631
5,550	CLARCOR, Inc.	264,624
5,900	Clean Harbors, Inc.[b]	259,423
6,380	Con-way, Inc.	302,731
12,150	Copart, Inc.[b]	399,735
3,700	Corporate Executive Board Company	252,858
5,400	Crane Company	251,694
5,500	Deluxe Corporation	306,570
13,900	Donaldson Company, Inc.	390,312
3,400	Esterline Technologies Corporation[b]	244,426
17,650	Fortune Brands Home and Security, Inc.	837,846
4,600	FTI Consulting, Inc.[b]	190,946
4,870	GATX Corporation	215,011
5,900	Genesee & Wyoming, Inc.[b]	348,572
6,400	Graco, Inc.	428,992

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (96.5%)	Value
Industrials (14.4%) - continued
4,310	Granite Construction, Inc.	$127,878
6,640	Herman Miller, Inc.	191,498
4,930	HNI Corporation	211,497
5,680	Hubbell, Inc.	482,516
5,401	Huntington Ingalls Industries, Inc.	578,717
8,650	IDEX Corporation	616,745
9,950	ITT Corporation	332,628
34,975	JetBlue Airways Corporation[b]	901,306
16,000	KBR, Inc.	266,560
8,790	Kennametal, Inc.	218,783
6,100	Kirby Corporation[b]	377,895
5,825	KLX, Inc.[b]	208,186
4,900	Landstar System, Inc.	311,003
4,500	Lennox International, Inc.	509,985
7,600	Lincoln Electric Holdings, Inc.	398,468
8,570	Manpower, Inc.	701,797
3,500	Mine Safety Appliances Company	139,895
5,400	MSC Industrial Direct Company, Inc.	329,562
6,280	Nordson Corporation	395,263
11,850	NOW, Inc.[a,b]	175,380
7,750	Old Dominion Freight Line, Inc.[b]	472,750
6,560	Orbital ATK, Inc.	471,467
8,650	Oshkosh Corporation	314,254
23,150	R.R. Donnelley & Sons Company[a]	337,064
4,950	Regal-Beloit Corporation	279,427
10,458	Rollins, Inc.	281,006
3,900	Teledyne Technologies, Inc.[b]	352,170
11,950	Terex Corporation	214,383
8,150	Timken Company	224,044
5,980	Toro Company	421,829
7,700	Towers Watson & Company	903,826
17,190	Trinity Industries, Inc.	389,697
5,500	Triumph Group, Inc.	231,440
2,600	Valmont Industries, Inc.[a]	246,714
10,700	Wabtec Corporation	942,135
13,700	Waste Connections, Inc.	665,546
2,950	Watsco, Inc.	349,516
4,950	Werner Enterprises, Inc.	124,245
6,450	Woodward, Inc.	262,515

	Total	24,163,648

Information Technology (15.6%)
11,700	3D Systems Corporation[a,b]	135,135
12,960	ACI Worldwide, Inc.[b]	273,715
8,640	Acxiom Corporation[b]	170,726
70,000	Advanced Micro Devices, Inc.[a,b]	120,400
9,950	ANSYS, Inc.[b]	876,993
14,850	Arris Group, Inc.[b]	385,654
10,520	Arrow Electronics, Inc.[b]	581,546
46,270	Atmel Corporation	373,399
14,970	Avnet, Inc.	638,920
4,750	Belden, Inc.	221,778
13,150	Broadridge Financial Solutions, Inc.	727,853
32,380	Cadence Design Systems, Inc.[b]	669,618
17,850	CDK Global, Inc.	852,873
14,250	Ciena Corporation[b]	295,260
9,650	Cognex Corporation	331,670
4,700	CommVault Systems, Inc.[b]	159,612
10,950	Convergys Corporation	253,054
10,000	CoreLogic, Inc.[b]	372,300
11,400	Cree, Inc.[a,b]	276,222
37,200	Cypress Semiconductor Corporation	316,944
7,230	Diebold, Inc.	215,237
3,710	DST Systems, Inc.	390,069
4,500	FactSet Research Systems, Inc.	719,145
3,450	Fair Isaac Corporation	291,525

Shares	Common Stock (96.5%)	Value
Information Technology (15.6%) - continued
12,900	Fairchild Semiconductor International, Inc.[b]	$181,116
4,600	FEI Company	335,984
16,050	Fortinet, Inc.[b]	681,804
9,200	Gartner, Inc.[b]	772,156
7,250	Global Payments, Inc.	831,793
17,250	Ingram Micro, Inc.	469,890
16,450	Integrated Device Technology, Inc.[b]	333,935
4,000	InterDigital, Inc.	202,400
14,650	Intersil Corporation	171,405
3,950	IPG Photonics Corporation[a,b]	300,082
21,550	Jabil Circuit, Inc.	482,073
9,060	Jack Henry & Associates, Inc.	630,667
18,750	Keysight Technologies, Inc.[b]	578,250
9,800	Knowles Corporation[a,b]	180,614
7,125	Leidos Holdings, Inc.	294,334
6,800	Lexmark International, Inc.	197,064
8,150	Manhattan Associates, Inc.[b]	507,745
7,250	MAXIMUS, Inc.	431,810
10,970	Mentor Graphics Corporation	270,191
11,312	National Instruments Corporation	314,360
17,550	NCR Corporation[b]	399,263
11,100	NetScout Systems, Inc.[b]	392,607
6,050	NeuStar, Inc.[a,b]	164,621
12,750	Parametric Technology Corporation[b]	404,685
3,940	Plantronics, Inc.	200,349
14,840	Polycom, Inc.[b]	155,523
13,400	Rackspace Hosting, Inc.[b]	330,712
9,790	Rovi Corporation[b]	102,697
4,614	Science Applications International Corporation	185,529
4,400	Silicon Laboratories, Inc.[b]	182,776
7,350	Solarwinds, Inc.[b]	288,414
7,450	Solera Holdings, Inc.	402,300
34,850	Sunedison, Inc.[b]	250,223
4,050	Synaptics, Inc.[b]	333,963
17,230	Synopsys, Inc.[b]	795,681
3,980	Tech Data Corporation[b]	272,630
23,400	Teradyne, Inc.	421,434
28,500	Trimble Navigation, Ltd.[b]	467,970
3,750	Tyler Technologies, Inc.[b]	559,913
3,200	Ultimate Software Group, Inc.[b]	572,832
12,700	VeriFone Systems, Inc.[b]	352,171
15,120	Vishay Intertechnology, Inc.	146,513
4,300	WEX, Inc.[b]	373,412
5,750	Zebra Technologies Corporation[b]	440,162

	Total	26,013,701

Materials (6.3%)
12,470	Albemarle Corporation	549,927
12,150	Allegheny Technologies, Inc.	172,287
6,900	AptarGroup, Inc.	455,124
7,450	Ashland, Inc.	749,619
10,750	Bemis Company, Inc.	425,377
6,990	Cabot Corporation	220,604
5,500	Carpenter Technology Corporation	163,735
20,150	Chemours Company	130,371
12,850	Commercial Metals Company	174,117
3,750	Compass Minerals International, Inc.	293,888
7,920	Cytec Industries, Inc.	584,892
7,000	Domtar Corporation	250,250
5,600	Eagle Materials, Inc.	383,152
2,900	Greif, Inc.	92,539
15,850	Louisiana-Pacific Corporation[b]	225,704
3,860	Minerals Technologies, Inc.	185,898
1,150	NewMarket Corporation	410,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (96.5%)	Value
Materials (6.3%) - continued
8,500	Olin Corporation[a]	$142,885
10,900	Packaging Corporation of America	655,744
9,900	PolyOne Corporation	290,466
8,200	Reliance Steel & Aluminum Company	442,882
7,200	Royal Gold, Inc.	338,256
14,800	RPM International, Inc.	619,972
5,000	Scotts Miracle-Gro Company	304,100
5,180	Sensient Technologies Corporation	317,534
4,550	Silgan Holdings, Inc.	236,782
11,130	Sonoco Products Company	420,046
26,700	Steel Dynamics, Inc.	458,706
16,100	United States Steel Corporation[a]	167,762
8,210	Valspar Corporation	590,135
5,300	Worthington Industries, Inc.	140,344

	Total	10,593,648

Telecommunications Services (0.2%)
10,495	Telephone & Data Systems, Inc.	261,955

	Total	261,955

Utilities (4.8%)
12,500	Alliant Energy Corporation	731,125
19,582	Aqua America, Inc.	518,336
11,150	Atmos Energy Corporation	648,707
4,950	Black Hills Corporation	204,633
6,700	Cleco Corporation	356,708
17,113	Great Plains Energy, Inc.	462,393
11,880	Hawaiian Electric Industries, Inc.	340,837
5,580	IDACORP, Inc.	361,082
21,625	MDU Resources Group, Inc.	371,950
9,350	National Fuel Gas Company	467,313
22,180	OGE Energy Corporation	606,845
5,850	ONE Gas, Inc.	265,180
8,775	PNM Resources, Inc.	246,139
19,500	Questar Corporation	378,495
7,200	Talen Energy Corporation[b]	72,720
19,150	UGI Corporation	666,803
9,140	Vectren Corporation	383,971
15,670	Westar Energy, Inc.	602,355
5,510	WGL Holdings, Inc.	317,762

	Total	8,003,354

	Total Common Stock (cost $136,899,892)	161,292,951

Shares	Collateral Held for Securities Loaned (3.8%)	Value
6,422,866	Thrivent Cash Management Trust	6,422,866

	Total Collateral Held for Securities Loaned (cost $6,422,866)	6,422,866

Shares or Principal Amount	Short-Term Investments (3.4%)[c]	Value
	Federal Home Loan Bank Discount Notes
600,000	0.125%, 10/16/2015[d]	599,969

Shares or Principal Amount	Short-Term Investments (3.4%)[c]	Value
	Thrivent Cash Management Trust
5,148,027	0.110%	$5,148,027

	Total Short-Term Investments (at amortized cost)	5,747,996

	Total Investments (cost $149,070,754) 103.7%	$173,463,813

	Other Assets and Liabilities, Net (3.7%)	(6,230,854)

	Total Net Assets 100.0%	$167,232,959

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At September 30, 2015, $599,969 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$35,148,632
Gross unrealized depreciation	(10,755,573)

Net unrealized appreciation (depreciation)	$24,393,059

Cost for federal income tax purposes	$149,070,754

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	22,247,633	22,247,633	–	–
Consumer Staples	7,115,756	7,115,756	–	–
Energy	5,481,581	5,481,581	–	–
Financials	42,585,439	42,585,439	–	–
Health Care	14,826,236	14,826,236	–	–
Industrials	24,163,648	24,163,648	–	–
Information Technology	26,013,701	26,013,701	–	–
Materials	10,593,648	10,593,648	–	–
Telecommunications Services	261,955	261,955	–	–
Utilities	8,003,354	8,003,354	–	–
Collateral Held for Securities Loaned	6,422,866	6,422,866	–	–
Short-Term Investments	5,747,996	5,148,027	599,969	–

Total	$173,463,813	$172,863,844	$599,969	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	140,366	140,366	–	–

Total Liability Derivatives	$140,366	$140,366	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini-Futures	42	December 2015	$5,864,546	$5,724,180	($140,366)
Total Futures Contracts					($140,366)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$5,801,543	$33,248,888	$32,627,565	6,422,866	$6,422,866	$46,762
Cash Management Trust-Short Term Investment	16,844,745	47,823,639	59,520,357	5,148,027	5,148,027	6,844
Total Value and Income Earned	22,646,288				11,570,893	53,606

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (85.7%)	Value
Australia (2.4%)
245,183	Australian Pharmaceutical Industries, Ltd.	$261,922
59,218	BT Investment Management, Ltd.	399,270
53,582	Cabcharge Australia, Ltd.	113,018
163,699	Caltex Australia, Ltd.	3,613,648
85,370	Commonwealth Bank of Australia	4,381,930
974,209	CSR, Ltd.	1,989,923
63,426	Domino’s Pizza Enterprises, Ltd.	1,804,030
437,424	Downer EDI, Ltd.	1,034,286
987,798	Echo Entertainment Group, Ltd.	3,380,026
268,008	Evolution Mining, Ltd.	238,731
2,208,929	Incitec Pivot, Ltd.	6,088,362
137,149	Independence Group NL	245,462
18,408	IRESS, Ltd.	124,239
129,418	JB Hi-Fi, Ltd.	1,742,879
146,846	M2 Telecommunications Group, Ltd.	984,095
67,941	Macquarie Group, Ltd.	3,682,082
10,187	Monadelphous Group, Ltd.	44,232
402,337	Northern Star Resources, Ltd.	762,220
132,476	Nufarm, Ltd.	760,973
74,365	Orora, Ltd.	121,366
39,235	Pact Group Holdings Ltd.	131,265
109,976	Premier Investments, Ltd.	997,177
67,743	Ramsay Health Care, Ltd.	2,793,998
30,518	SAI Global, Ltd.	97,725
44,694	Sandfire Resources NL	170,836
10,967	Select Harvests, Ltd.	85,933
958,001	Sigma Pharmaceuticals, Ltd.	503,943
20,711	Sirtex Medical, Ltd.	478,582
48,797	South32, Ltd.[a]	46,956
355,361	South32, Ltd.[a]	343,490
34,895	Technology One, Ltd.	94,640

	Total	37,517,239

Austria (0.4%)
20,353	Austria Technologie & Systemtechnik AG	300,342
19,105	BUWOG AGa	406,421
7,005	Flughafen Wien Aktiengesellschaft	631,752
3,765	Lenzing AG	282,692
18,698	Osterreichische Post AG	641,987
3,754	Porr AG	96,479
7,076	S IMMO AG	60,091
84,690	Voestalpine AG	2,911,872
9,608	Wienerberger AG	169,300

	Total	5,500,936

Belgium (1.0%)
44,069	Anheuser-Busch InBev NV	4,687,007
35,916	bpost SA	854,073
5,143	Compagnie d’ Entreprises CFE	652,659
47,902	Delhaize Group SA	4,246,087
2,689	KBC Ancora	103,736
59,740	KBC Groep NV	3,778,096
8,465	Kinepolis Group NV	329,267
13,295	Melexis NV	615,880
9,166	Ontex Group NV	281,883
4,335	SA D’Ieteren NV	167,477
1,822	Warehouses De Pauw CVA	141,312

	Total	15,857,477

Bermuda (0.7%)
218,550	Jardine Matheson Holdings, Ltd.	10,348,560

	Total	10,348,560

Shares	Common Stock (85.7%)	Value
Brazil (1.0%)
723,182	Banco Bradesco SA ADR[b]	$3,876,256
107,000	BRF SA	1,906,810
469,245	Lojas Renner SA	2,194,426
125,962	Multiplan Empreendimentos Imobiliarios SA	1,350,648
120,696	Souza Cruz SA	811,338
285,000	Ultrapar Participacoes SA ADR	4,765,200
133,490	Vale SA ADR[b]	560,658

	Total	15,465,336

Canada (3.0%)
160,881	Alimentation Couche-Tard, Inc.	7,398,477
474,600	Bankers Petroleum, Ltd.[a]	618,812
180,681	Brookfield Asset Management, Inc.	5,685,122
98,446	Canadian National Railway Company	5,590,287
10,300	Constellation Software, Inc.	4,317,201
74,397	Dollarama, Inc.	5,024,655
63,472	Entertainment One, Ltd.	238,448
158,115	Metro, Inc.	4,308,026
83,923	Royal Bank of Canada[b]	4,640,448
107,300	Toronto-Dominion Bank[b]	4,229,285
103,809	Transcanada Corporation[b]	3,282,682
189,936	Whitecap Resources, Inc.[b]	1,500,131

	Total	46,833,574

Chile (0.2%)
136,315	Banco Santander Chile SA ADR[b]	2,483,659

	Total	2,483,659

China (0.6%)
3,424,216	FIH Mobile, Ltd.	1,575,197
5,311,525	Lenovo Group, Ltd.	4,490,299
4,044,000	PetroChina Company, Ltd.	2,816,254

	Total	8,881,750

Denmark (2.2%)
7,418	Aktieselskabet Schouw & Company	398,820
20,410	Bavarian Nordic ASa	811,196
286,154	Danske Bank AS	8,647,674
18,435	DFDS AS	586,675
216,379	Novo Nordisk AS	11,676,801
37,141	Pandora AS	4,338,776
1,240	Per Aarsleff AS	425,618
70,540	Royal Unibrew AS	2,641,116
18,891	Spar Nord Bank AS	215,479
28,691	Sydbank AS	1,092,035
60,709	Vestas Wind Systems AS	3,156,202

	Total	33,990,392

Faroe Islands (0.1%)
41,189	Bakkafrost PF	1,316,569

	Total	1,316,569

Finland (0.1%)
20,632	Amer Sports Oyj	524,792
32,263	Kesko Oyj	1,142,790
5,753	Oriola-KD Oyj[a]	27,687
104,080	Sponda Oyj	406,349
3,271	Uponor Oyj	42,492

	Total	2,144,110

France (7.4%)
9,693	ABC Arbitrage	54,155
12,285	Adocia[a]	1,057,334
63,450	Air France-KLM[a]	443,623
7,476	Alten SA	383,983

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (85.7%)	Value
France (7.4%) - continued
11,793	Assystem	$241,758
535,491	AXA SA	13,001,236
6,645	Boiron SA	640,791
167,973	Cap Gemini SA	15,000,536
6,200	Cegid Group	261,661
58,203	Christian Dior SE	10,904,654
278,137	Compagnie de Saint-Gobain	12,071,310
67,661	Danone SA	4,270,999
29,024	Derichebourg[a]	83,485
396,125	Engie	6,409,529
4,538	Euler Hermes Group	420,875
2,688	Guerbet	191,332
67,125	Havas SA	548,404
21,178	Ingenico Group	2,559,087
41,995	Ipsen SA	2,605,115
29,482	Ipsos SA	579,088
52,532	Mercialys SA	1,135,437
73,837	Numericable-SFR SAS[a]	3,418,246
35,592	Renault SA	2,568,075
65,925	Safran SA	4,957,034
27,308	Saft Groupe SA	892,233
286	Sartorius Stedim Biotech	85,121
45,823	SCOR SE	1,645,525
12,157	SEB SA	1,121,222
1,959	Societe de la Tour Eiffel - Warrants[a,c]	591
231,183	Societe Generale	10,331,853
25,936	Technicolor SA	179,384
45,767	Thales SA	3,191,120
147,000	Total SA	6,612,518
217,067	UbiSoft Entertainment SAa	4,405,698
123,834	Veolia Environnement SA	2,824,191

	Total	115,097,203

Germany (5.2%)
11,396	Aareal Bank AG	405,320
1,053	Amadeus Fire AG	93,560
9,825	Aurelius AG	457,567
25,333	Aurubis AG	1,612,367
34,661	Bayer AG	4,446,975
2,439	Bechtle AG	220,042
77,192	Borussia Dortmund GmbH & Company KGaA	351,908
53,596	Brenntag AG	2,891,723
11,207	Centrotec Sustainable AG	168,982
20,984	Continental AG	4,481,910
11,672	CTS Eventim AG & Company KGaA	432,925
226,428	Daimler AG	16,484,744
23,901	Deutsche Beteiligungs AG	665,651
384,006	Deutsche Telekom AG	6,835,928
35,770	DO Deutsche Office AG	175,362
51,888	Duerr AG	3,650,368
84,753	Evonik Industries AG	2,837,764
111,907	Evotec AGa	498,509
40,651	Freenet AG	1,344,925
80,760	Fresenius SE & Company KGaA	5,421,271
16,879	FUCHS PETROLUB SE	747,074
25,630	Gerresheimer AG	1,873,485
5,870	GFT Technologies SE	143,493
26,282	Hannover Rueckversicherung SE	2,692,107
6,886	Homag Group AG	267,608
2,534	Indus Holding AG	113,379
12,850	Jungheinrich AG	931,688
15,800	Kion Group AGa	702,087
15,642	Krones AG	1,648,564
35,354	KUKA AGb	2,713,228
13,940	MTU Aero Engines AG	1,167,071

Shares	Common Stock (85.7%)	Value
Germany (5.2%) - continued
6,064	Nemetschek AG	$227,993
5,589	Nordex SEa	152,705
65,477	ProSiebenSat.1 Media AG	3,213,996
1,713	R. Stahl AG	63,166
33,230	Rhoen-Klinikum AG	941,029
23,348	Software AG	682,249
230	STO Aktiengesellschaft	33,044
1,869	STRATEC Biomedical AG	108,671
15,132	Takkt AG	284,350
388,200	ThyssenKrupp AG	6,821,472
3,442	XING AG	738,453
3,688	zooplus AGa	466,909

	Total	80,211,622

Hong Kong (2.9%)
1,189,800	AIA Group, Ltd.	6,187,853
184,000	Brightoil Petroleum Holdings, Ltd.[a]	65,116
893,712	Cheung Kong Holdings, Ltd.	11,625,081
561,300	China Mobile, Ltd.	6,718,627
115,200	Dah Sing Financial Holdings, Ltd.	630,970
462,000	Giordano International, Ltd.	223,228
650,000	Global Brands Group Holding, Ltd.[a]	134,558
1,235,000	Hang Lung Group, Ltd.	4,204,548
180,000	Hang Lung Properties, Ltd.	404,885
188,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	75,692
4,548,672	New World Development Company, Ltd.	4,429,883
804,000	NewOcean Energy Holdings, Ltd.	303,778
3,613,000	PCCW, Ltd.	1,859,813
433,000	Samson Holding, Ltd.	54,985
892,000	Shun Tak Holdings, Ltd.	338,414
288,500	SmarTone Telecommunications Holdings, Ltd.	545,530
132,000	Sunlight Real Estate Investment Trust	64,708
254,000	Swire Pacific, Ltd., Class A	2,846,969
587,500	Swire Pacific, Ltd., Class B	1,211,238
347,700	Swire Properties, Ltd.	963,719
576,000	Texwinca Holdings, Ltd.	519,502
752,000	Truly International Holdings, Ltd.	190,664
1,306,000	United Laboratories International Holdings[a]	669,124

	Total	44,268,885

Hungary (0.1%)
108,000	Richter Gedeon Nyrt	1,717,038

	Total	1,717,038

India (2.1%)
15,299	Grasim Industries, Ltd.	821,789
8,000	Grasim Industries, Ltd. GDR	429,098
89,200	Hero Motocorp, Ltd.	3,263,181
231,000	Hindustan Unilever, Ltd.	2,868,693
343,741	Housing Development Finance Corporation	6,368,667
330,000	ICICI Bank, Ltd.	1,363,853
208,079	ICICI Bank, Ltd. ADR	1,743,702
326,000	Infosys, Ltd.	5,783,302
1,051,542	ITC, Ltd.	5,272,709
97,696	Ultra Tech Cement, Ltd.	3,982,938
4,570	Ultra Tech Cement, Ltd. GDR	186,128

	Total	32,084,060

Indonesia (0.4%)
13,098,100	Astra International Tbk PT	4,691,583

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (85.7%)	Value
Indonesia (0.4%) - continued
1,395,200	Indocement Tunggal Prakarsa Tbk PT	$1,571,005

	Total	6,262,588

Ireland (0.9%)
275,265	Beazley plc	1,488,163
96,272	CRH plc	2,541,412
36,948	DCC plc	2,792,017
12,711	Grafton Group plc	128,858
135,716	Henderson Group plc	534,899
38,939	Ryanair Holdings plc ADR	3,048,924
119,409	Smurfit Kappa Group plc	3,217,138
101,683	United Drug plc	773,964

	Total	14,525,375

Israel (0.5%)
47,439	Delek Automotive Systems, Ltd.	444,406
749,030	Israel Chemicals, Ltd.	3,854,443
72,373	Teva Pharmaceutical Industries, Ltd. ADR	4,086,180

	Total	8,385,029

Italy (3.1%)
13,574	Acea SPA	183,313
538,071	Assicurazioni Generali SPA	9,844,710
35,615	Astaldi SPA	325,065
40,607	ASTM SPA	539,536
37,505	Banca IFIS SPA	872,242
999,134	Banca Popolare di Milano SCRL	987,881
2,780	Biesse SPA	42,104
52,722	Buzzi Unicem SPA	881,300
75,511	Cementir Holding SPA	407,548
50,082	Credito Emiliano SPA	344,742
21,622	DiaSorin SPA	946,369
1,794	Engineering SPA	103,123
281,075	Eni SPA	4,421,430
77,438	ERG SPA	1,083,110
3,975,106	Intesa Sanpaolo SPA	14,042,932
307,076	IREN SPA	501,195
23,970	La Doria SPA	260,713
2,566	Marr SPA	48,726
153,130	Moncler SPA	2,742,211
308,755	Recordati SPA	7,124,733
2,455	Reply SPA	269,248
701,550	Saras SPA[a]	1,491,903
15,181	Societa Iniziative Autostradali e Servizi SPA	170,471

	Total	47,634,605

Japan (16.7%)
11,000	77 Bank, Ltd.	62,484
50,000	Aderans Company, Ltd.	397,910
996	Advance Residence Investment Corporation	2,100,807
913	AEON REIT Investment Corporation	963,039
15,000	Aichi Steel Corporation	56,646
46,400	Alpine Electronics, Inc.	508,512
151,800	Alps Electric Company, Ltd.	4,286,838
14,200	Amano Corporation	163,916
12,700	AOKI Holdings, Inc.	154,292
4,100	Aoyama Trading Company, Ltd.	144,620
35,300	Arcs Company, Ltd.	664,875
7,100	Asatsu-DK, Inc.	159,745
39,200	ASKA Pharmaceutical Company, Ltd.	425,962
126,100	Bridgestone Corporation	4,363,837
3,200	C. Uyemura & Company, Ltd.	155,028
11,900	Canon Electronics, Inc.	192,025

Shares	Common Stock (85.7%)	Value
Japan (16.7%) - continued
75,300	Canon Marketing Japan, Inc.	$1,113,924
39,500	Century Tokyo Leasing Corporation	1,143,540
31,000	Chiba Kogyo Bank, Ltd.	172,812
15,200	Chiyoda Integre Company, Ltd.	325,490
28,000	Chugoku Marine Paints, Ltd.	177,255
3,400	Cocokara Fine, Inc.	125,386
139,000	COMSYS Holdings Corporation	1,657,928
17,400	Cosmo Energy Holdings Company, Ltd.[a,c]	237,831
21,089	Daiichikosho Company, Ltd.	747,485
49,000	Daikyo, Inc.	83,013
462	Daiwa House Residential Investment Corporation	940,882
250	Daiwa Office Investment Corporation	1,207,894
1,052,151	Daiwa Securities Group, Inc.	6,807,948
306,000	Daiwabo Holdings Company, Ltd.	535,218
380,000	DCM Holdings Company, Ltd.	2,778,745
38,600	Digital Garage, Inc.	534,514
62,000	Doutor Nichires Holdings Company, Ltd.	950,167
35,800	DTS Corporation	845,891
150,000	EDION Corporation	1,029,584
60,800	Ezaki Glico Company, Ltd.	2,809,860
23,400	Foster Electric Company, Ltd.	468,232
210	Frontier Real Estate Investment Corporation	813,289
561,000	Fuji Electric Company, Ltd.	2,034,563
142,100	Fuji Heavy Industries, Ltd.	5,113,396
92,249	Fuji Machine Manufacturing Company, Ltd.	811,506
25,000	Fuji Soft, Inc.	437,993
140,000	Fujibo Holdings, Inc.	261,782
99,800	FUJIFILM Holdings NPV	3,730,741
3,200	Fujimi Incorporated	43,285
44,000	Fukuyama Transporting Company, Ltd.	237,674
59,200	Funai Electric Company, Ltd.	547,857
14,000	Fuyo General Lease Company, Ltd.	537,833
22,900	Geo Holdings Corporation	365,924
411	Global One Real Estate Investment Corporation	1,232,460
129,600	Gree, Inc.	580,479
12,700	Gurunavi, Inc.	209,712
305	Hankyu REIT, Inc.	321,137
14,500	Happinet Corporation	141,024
13,100	Hazama Ando Corporation	83,796
4,600	Heiwa Corporation	78,892
24,600	Heiwa Real Estate Company, Ltd.	263,695
1,400	HIDAY HIDAKA Corporation	35,478
24,800	IBJ Leasing Company, Ltd.	483,548
6,400	Inaba Denki Sangyo Company, Ltd.	193,108
7,600	INES Corporation	68,922
21,500	IT Holdings Corporation	487,739
31,557	JAFCO Company, Ltd.	1,246,970
120,200	Japan Airlines Company, Ltd.	4,253,268
10,200	Japan Digital Laboratory Company, Ltd.	140,573
180,200	Japan Display, Inc.[a]	519,092
122	Japan Excellent, Inc.	134,452
545	Japan Logistics Fund, Inc.	979,454
924	Japan Rental Housing Investments, Inc.	603,342
9,000	Japan Wool Textile Company, Ltd.	75,752
54,000	J-Oil Mills, Inc.	154,839
176,200	JTEKT Corporation	2,466,976
29,000	Juroku Bank, Ltd.	127,010
16,000	Kaken Pharmaceutical Company, Ltd.	1,485,081

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (85.7%)	Value
Japan (16.7%) - continued
98,100	Kao Corporation	$4,446,956
313,800	KDDI Corporation	7,023,819
247	Kenedix Office Investment Corporation	1,174,043
117,600	Kinden Corporation	1,491,547
42,200	Kissei Pharmaceutical Company, Ltd.	962,713
154,500	KITZ Corporation	687,548
21,800	KOA Corporation	189,480
41,110	Koei Tecmo Holdings Company, Ltd.	525,455
61,300	Kohnan Shoji Company, Ltd.	773,238
79,400	Kokuyo Company, Ltd.	843,110
17,100	KOMERI Company, Ltd.	370,150
36,600	Komori Corporation	377,782
20,900	K’s Holdings Corporation	655,997
56,000	Kurabo Industries, Ltd.	99,542
159,000	Kureha Corporation	572,246
9,600	Kusuri No Aoki Company, Ltd.	507,605
41,000	Kyokuto Securities Company, Ltd.	549,576
34,200	KYORIN Holdings, Inc.	523,319
76,500	Kyowa Exeo Corporation	739,790
1,390,763	Leopalace21 Corporation[a]	6,489,632
19,000	Macnica Fuji Electronics Holdings, Inc.[a]	225,688
29,000	Maeda Road Construction Company, Ltd.	508,975
70,000	Marudai Food Company, Ltd.	275,653
94,600	Marusan Securities Company, Ltd.	960,939
15,100	Maruwa Company, Ltd.	308,977
15,300	Matsumotokiyoshi Holdings Company, Ltd.	678,793
20	MCUBS MidCity Investment Corporation	52,096
13,800	MegaChips Corporation	132,528
37,600	Meiko Network Japan Company, Ltd.	410,772
13,000	MEITEC Corporation	453,447
27,900	Melco Holdings, Inc.	456,791
80,500	MIRAIT Holdings Corporation	730,093
59,600	Mito Securities Company, Ltd.	196,717
375,000	Mitsubishi Electric Corporation	3,435,203
338,400	Mitsubishi UFJ Financial Group, Inc.	2,044,694
3,385,312	Mitsui Chemicals, Inc.	10,849,854
9,500	Mitsui High-tec, Inc.	51,156
1,218,700	Mizuho Financial Group, Inc.	2,279,703
8,400	Mochida Pharmaceutical Company, Ltd.	486,612
250	Mori Trust Sogo Reit, Inc.	428,286
70,000	Morinaga Milk Industry Company, Ltd.	291,065
407,639	MS and AD Insurance Group Holdings, Inc.	10,936,903
33,500	Murata Manufacturing Company, Ltd.	4,327,347
38,500	NEC Networks & System Integration Corporation	688,325
198,500	Net One Systems Company, Ltd.	1,122,926
21,200	Nichi-iko Pharmaceutical Company, Ltd.	558,255
34,000	Nichirei Corporation	212,991
4,000	Nifty Corporation	39,845
49,000	Nippon Flour Mills Company, Ltd.	306,009
136,000	Nippon Meat Packers, Inc.	2,775,338
14,800	Nippon Paper Industries Company, Ltd.	225,917
7,101,421	Nippon Sheet Glass Company[a]	6,016,463
26,600	Nippon Signal Company, Ltd.	257,129
72,000	Nippon Thompson Company, Ltd.	298,548
3,271,464	Nippon Yusen Kabushiki Kaisha	7,581,402
7,800	Nishimatsuya Chain Company, Ltd.	72,229

Shares	Common Stock (85.7%)	Value
Japan (16.7%) - continued
88,000	Nishi-Nippon City Bank, Ltd.	$241,806
1,195,940	Nissan Motor Company, Ltd.	10,996,188
5,100	Nissha Printing Company, Ltd.	97,498
131,000	Nisshin Oillio Group, Ltd.	474,774
13,100	Nissin Electric Company, Ltd.	80,827
6,400	Nissin Kogyo Company, Ltd.	95,878
28,000	Nittetsu Mining Company, Ltd.	111,464
36,000	Nitto Boseki Company, Ltd.	107,821
31,300	Nitto Kogyo Corporation	548,005
1,431	Nomura Real Estate Master Fund, Inc.[a,c]	1,777,428
98,900	North Pacific Bank, Ltd.	392,082
45,300	NSD Company, Ltd.	556,313
11,100	Ohsho Food Service Corporation	367,448
22,000	Okasan Securities Group, Inc.	132,805
5,400	Okinawa Electric Power Company, Inc.	121,332
76,000	Otsuka Holdings Company, Ltd.	2,426,798
47,200	Paltac Corporation	853,195
55,000	PanaHome Corporation	357,661
10,000	Paramount Bed Holdings Company, Ltd.	297,363
26,700	Parco Company, Ltd.	213,828
31,500	Plenus Company, Ltd.	486,589
141,000	Rengo Company, Ltd.	545,008
18,000	Riken Corporation	59,568
21,012	Riso Kagaku Corporation	357,528
67,900	Round One Corporation	273,474
9,300	Royal Holdings Company, Ltd.	159,203
106,000	Ryobi, Ltd.	396,531
15,300	Ryosan Company, Ltd.	358,048
18,500	Saint Marc Holdings Company, Ltd.	565,162
1,800	Saizeriya Company, Ltd.	40,803
12,400	San-A Company, Ltd.	544,800
20,800	Sangetsu Company, Ltd.	332,552
64,000	Sanyo Special Steel Company, Ltd.	243,508
198,100	Sekisui House, Ltd.	3,103,023
19,300	Shimachu Company, Ltd.	422,841
65,000	Shindengen Electric Manufacturing Company, Ltd.	209,624
43,000	ShinMaywa Industries, Ltd.	434,310
166,000	Showa Denko KK	182,188
174,600	SKY Perfect JSAT Holdings, Inc.	820,746
103,856	SoftBank Group Corporation	4,802,282
108,400	Sompo Japan Nipponkoa Holdings, Inc.	3,148,461
18,400	Sugi Holdings Company, Ltd.	825,819
937,890	Sumitomo Corporation	9,069,784
10,200	Sumitomo Densetsu Company, Ltd.	123,714
29,600	Sumitomo Forestry Company, Ltd.	331,552
642,000	Sumitomo Heavy Industries, Ltd.	2,543,984
84,200	Sumitomo Mitsui Financial Group, Inc.	3,192,890
2,702,284	Sumitomo Mitsui Trust Holdings, Inc.	9,903,993
123,000	Sumitomo Osaka Cement Company, Ltd.	436,777
32,800	Sumitomo Riko Company, Ltd.	286,014
31,000	Sumitomo Seika Chemicals Company, Ltd.	198,570
15,100	Tamron Company, Ltd.	275,839
63,700	TDK Corporation	3,602,734
11,600	Temp Holdings Company, Ltd.	530,075
52,000	Toagosei Company, Ltd.	377,845
4,500	TOCALO Company, Ltd.	81,580
15,000	Toei Company, Ltd.	118,035
60,800	Toho Holdings Company, Ltd.	1,268,155
109,800	Tokai Tokyo Financial Holdings, Inc.	653,950
5,200	Token Corporation	391,060

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (85.7%)	Value
Japan (16.7%) - continued
117,300	Tokio Marine Holdings, Inc.	$4,382,327
48,800	Tokyo Seimitsu Company, Ltd.	906,169
805	Tokyu REIT, Inc.	1,039,304
228	Top REIT, Inc.	880,555
59,000	Toppan Forms Company, Ltd.	700,928
4,400	Torii Pharmaceutical Company, Ltd.	103,253
4,600	Towa Pharmaceutical Company, Ltd.	295,242
105,000	Toyo Ink SC Holdings Company, Ltd.	384,417
167,700	Toyota Motor Corporation	9,818,486
45,000	Tsubakimoto Chain Company	282,026
55,300	Tsumura & Company	1,202,461
132,000	Ube Industries, Ltd.	230,083
25,000	Unipres Corporation	476,102
997,000	Unitika, Ltd.[a]	475,917
50,300	Wakita & Company, Ltd.	455,034
10,500	Warabeya Nichiyo Company, Ltd.	182,737
62,200	West Japan Railway Company	3,898,445
4,100	Xebio Company, Ltd.	73,562
4,300	Yorozu Corporation	88,004
10,700	Zenkoku Hosho Company, Ltd.	355,146

	Total	258,657,325

Jersey (0.9%)
127,905	Regus plc	595,071
609,150	WPP plc	12,681,869

	Total	13,276,940

Luxembourg (0.2%)
5,560	APERAM[a]	150,348
24,803	Oriflame Cosmetics SAa	307,595
122,000	Tenaris SA ADR[b]	2,941,420

	Total	3,399,363

Malaysia (0.2%)
1,076,512	CIMB Group Holdings Berhad	1,093,367
541,400	Public Bank Berhad	2,158,796

	Total	3,252,163

Mexico (1.0%)
78,000	Fomento Economico Mexicano SAB de CV ADR	6,961,500
20,500	Grupo Aeroportuario del Sureste SAB de CV ADR	3,121,535
1,128,594	Grupo Financiero Banorte SAB de CV ADR	5,535,852
259,000	Organizacion Soriana SAB de CVa	553,088

	Total	16,171,975

Netherlands (3.8%)
1,280	Accell Group NV	27,361
1,829,493	Aegon NV	10,490,628
1,431	ASM International NV	46,445
113,851	ASML Holding NV	10,007,888
1,626,719	BAM Group[a]	7,609,632
3,155	BE Semiconductor Industries NV	49,121
75,326	BinckBank NV	622,217
26,035	Corbion NV	597,850
5,492	Eurocommercial Properties NV	240,046
28,967	Euronext NV	1,235,619
81,575	Heineken NV	6,605,053
202,970	Koninklijke DSM NV	9,367,451
45,178	Koninklijke Vopak NV	1,806,372
16,664	TKH Group NV	604,445
221,490	Unilever NV	8,878,473
14,199	Vastned Retail NV	616,495

Shares	Common Stock (85.7%)	Value
Netherlands (3.8%) - continued
22,547	Wessanen	$238,473

	Total	59,043,569

New Zealand (0.1%)
780,603	Air New Zealand, Ltd.	1,228,312
102,247	Fisher & Paykel Healthcare Corporation, Ltd.	464,580
125,167	Nuplex Industries, Ltd.	311,881

	Total	2,004,773

Norway (1.5%)
18,950	Atea ASA	174,295
78,928	Austevoll Seafood ASA	491,523
57,370	Avance Gas Holdings, Ltd.	731,897
65,699	Borregaard ASA	395,739
425,230	Kongsberg Automotive ASA[a]	212,163
24,594	Leroy Seafood Group ASA	884,197
959,322	Marine Harvest ASA	12,204,486
33,601	Norwegian Air Shuttle ASA[a]	1,315,723
49,310	SalMar ASA	779,504
41,129	SpareBank 1 SMN	261,001
153,656	Statoil ASA	2,240,165
73,421	Yara International ASA	2,928,958

	Total	22,619,651

Philippines (0.5%)
6,543,000	Ayala Land, Inc.	4,773,538
1,736,270	Bank of the Philippine Islands	2,986,126

	Total	7,759,664

Poland (0.2%)
81,007	Bank Pekao SA	3,292,527

	Total	3,292,527

Portugal (0.4%)
13,238	Altri SGPS SA	53,401
6,184,256	Banco Espirito Santo SAa,c	691
111,062	CTT-Correios de Portugal SA	1,240,475
198,346	Jeronimo Martins SGPS SA	2,676,956
130,583	Portucel SA	453,891
130,428	Zon Optimus SGPS SA	1,077,355

	Total	5,502,769

Russia (0.6%)
124,500	Lukoil ADR	4,240,512
24,597	Magnit PJSC	4,375,121

	Total	8,615,633

Singapore (0.1%)
295,000	United Engineers, Ltd.	399,212
59,400	Venture Corporation, Ltd.	346,139
258,800	Wing Tai Holdings, Ltd.	304,056

	Total	1,049,407

South Africa (0.5%)
203,584	Massmart Holdings, Ltd.	1,592,936
159,479	MTN Group, Ltd.	2,050,788
594,000	Truworths International, Ltd.	3,650,131

	Total	7,293,855

South Korea (0.7%)
14,401	E-Mart Company, Ltd.	2,809,847
187,980	KB Financial Group, Inc.	5,587,656
17,689	POSCO	2,501,136

	Total	10,898,639

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (85.7%)	Value
Spain (2.9%)
82,727	Almirall SA	$1,477,138
2,023,095	Banco Popular Espanol SAb	7,390,476
1,371,280	Banco Santander SA	7,291,700
228,401	Ebro Foods SA	4,486,072
129,346	Endesa SA	2,727,714
150,791	Gamesa Corporacion Tecnologia SA	2,093,266
7,102	Gas Natural SDG SA	138,576
1,272,100	Iberdrola SA	8,476,328
371,743	International Consolidated Airlines Group SAa	3,330,450
8,997	Let’s GOWEX SAa,c	1
231,688	Mediaset Espana Comunicacion SA	2,532,813
21,799	Melia Hotels International SA	304,109
61,769	NH Hotel Group SAa	331,842
28,348	Papeles y Cartones de Europa SA	136,238
57,842	Viscofan SA	3,488,388

	Total	44,205,111

Sweden (2.2%)
31,930	Axfood AB	527,449
54,801	Bilia AB	1,099,005
88,763	BillerudKorsnas AB	1,278,031
7,738	BioGaia AB	256,217
174,753	Boliden AB	2,736,309
19,589	Byggmax Group AB	174,708
7,740	Clas Ohlson AB	118,366
57,796	Fastighets AB Balder[a]	1,098,322
10,060	Hemfosa Fastigheter AB	107,406
13,642	Industrial and Financial Systems	481,852
34,299	Intrum Justitia AB	1,186,472
116,942	Investor AB	4,018,243
4,826	Inwido AB	49,740
93,258	Loomis AB	2,444,297
34,547	Micronic Mydata AB	189,936
7,211	Net Entertainment NE ABa	401,477
60,177	Nobia AB	734,741
25,822	Nolato AB	649,172
8,951	Peab AB	62,260
147,712	Skandinaviska Enskilda Banken AB	1,579,812
150,762	Skanska AB	2,959,866
120,013	Svenska Cellulosa AB SCA	3,358,220
928,497	Volvo AB	8,894,212

	Total	34,406,113

Switzerland (7.1%)
158,863	Adecco SA	11,634,426
20,345	Ascom Holding AG	374,710
3,729	Autoneum Holding AG	678,406
1,314	Banque Cantonale Vaudoise	775,649
13,652	Cembra Money Bank AGa	807,347
386,711	Credit Suisse Group AG	9,295,311
2,841	dorma+kaba Holding AG	1,744,883
2,621	Flughafen Zuerich AG	1,824,287
991	Forbo Holding AG	1,114,274
14,955	Georg Fischer AG	8,476,121
2,306	Inficon Holding AG	643,579
2,217	Komax Holding AG	359,768
152,077	LafargeHolcim, Ltd.	7,971,885
23,718	Mobilezone Holding AG	324,964
2,116	Mobimo Holding AG	426,823
157,138	Nestle SA	11,817,672
234,631	Novartis AG	21,565,378
96,109	Roche Holding AG	25,514,206
341	Schweiter Technologies AG	275,063
2,744	Sunrise Communications Group AGa	157,516
4,514	Tecan Group AG	635,587

Shares	Common Stock (85.7%)	Value
Switzerland (7.1%) - continued
74,020	UBS Group AG	$1,368,491
2,093	Valiant Holding AG	242,002
14,204	Vontobel Holding AG	719,745
7,652	Zehnder Group AG	251,638

	Total	108,999,731

Taiwan (0.6%)
662,300	Taiwan Mobile Company, Ltd.	2,027,699
1,838,951	Taiwan Semiconductor Manufacturing Company, Ltd.	7,369,922

	Total	9,397,621

Thailand (1.0%)
17,729,090	Krung Thai Bank pcl	8,369,188
294,600	Siam Cement pcl[b]	3,785,989
1,099,500	Siam Commercial Bank pcl	4,069,398

	Total	16,224,575

Turkey (0.6%)
1,424,982	Akbank TAS	3,196,642
186,340	BIM Birlesik Magazalar AS	3,304,458
1,300,000	Turkiye Garanti Bankasi AS	3,025,345

	Total	9,526,445

United Kingdom (9.4%)
465,435	3i Group plc	3,287,771
191,668	Ashtead Group plc	2,710,483
1,449,350	BAE Systems plc	9,824,528
176,414	Bellway plc	6,647,108
57,664	Berendsen plc	876,922
50,632	Berkeley Group Holdings plc	2,563,008
68,801	Betfair Group plc	3,467,461
107,000	BHP Billiton plc	1,627,991
58,892	Big Yellow Group plc	645,611
36,801	Bodycote plc	306,661
797,409	Booker Group plc	2,233,498
82,707	Bovis Homes Group plc	1,262,106
105,706	Britvic plc	1,086,340
44,463	Chesnara plc	226,660
72,043	Close Brothers Group plc	1,629,525
20,484	Concentric AB	238,002
70,631	Dart Group plc	517,138
239,142	Debenhams plc	286,222
96,031	Dialog Semiconductor plc[a]	3,852,653
45,887	Diploma plc	461,612
610,962	Direct Line Insurance Group plc	3,466,683
12,782	Domino’s Pizza Group plc	171,988
405,040	DS Smith plc	2,419,639
72,885	Galliford Try plc	1,752,271
139,918	Globo plc[a]	84,664
26,224	Go-Ahead Group plc	974,301
193,987	Greggs plc	3,188,699
180,012	Halfords Group plc	1,258,939
45,576	Hansteen Holdings plc	83,274
13,250	Hays plc	30,798
137,994	Hiscox, Ltd.	1,968,391
147,379	Home Retail Group plc	303,624
14,753	HomeServe plc	90,564
588,795	Howden Joinery Group plc	4,344,897
175,950	HSBC Holdings plc ADR[b]	6,664,986
168,875	IG Group Holdings plc	1,968,139
100,007	Imperial Tobacco Group plc	5,170,226
408,167	Inchcape plc	4,447,651
247,910	Indivior plc	851,496
407,478	Intermediate Capital Group plc	3,187,213
1,515,365	ITV plc	5,646,919

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (85.7%)	Value
United Kingdom (9.4%) - continued
16,254	John Menzies plc	$102,053
19,694	Keller Group plc	257,589
150,091	Lancashire Holdings, Ltd.	1,569,956
188,951	LondonMetric Property plc	469,352
101,438	Lookers plc	256,239
5,203	Majestic Wine plc	29,676
757,515	Man Group plc	1,758,377
61,864	Micro Focus International plc	1,127,117
145,455	Mitie Group plc	671,967
156,928	Mondi plc	3,289,072
277,223	Moneysupermarket.com Group plc	1,419,379
18,104	OneSavings Bank plc	106,836
156,629	Pace plc	854,167
96,780	Paragon Group of Companies plc	579,004
70,328	Persimmon plc	2,140,521
235,012	Prudential plc	4,957,921
487,385	QinetiQ Group plc	1,665,328
153,720	Redde plc	374,388
299,506	Rexam plc	2,377,976
24,650	Rio Tinto plc	827,083
89,588	SABMiller plc	5,055,999
72,737	Safestore Holdings plc	324,321
47,971	Savills plc	663,191
70,308	Shire plc	4,806,377
108,524	Speedy Hire plc	55,637
289,252	Standard Chartered plc	2,807,165
14,259	SVG Capital plc[a]	100,819
2,900	Synergy Health plc[a]	95,197
1,434,609	Taylor Wimpey plc	4,250,414
91,304	Travis Perkins plc	2,723,851
72,940	Trinity Mirror plc	166,461
58,567	TT Electronics plc	117,834
82,095	Tullett Prebon plc	465,182
85,376	Unilever plc	3,477,336
17,383	UNITE Group plc	171,866
53,251	WH Smith plc	1,262,290
8,120	Workspace Group plc	115,328
68,083	WS Atkins plc	1,433,867

	Total	144,753,798

United States (0.2%)
42,700	Yum! Brands, Inc.	3,413,865

	Total	3,413,865

	Total Common Stock (cost $1,390,068,871)	1,324,291,519

Principal Amount	Long-Term Fixed Income (11.2%)
Argentina (0.3%)
	Arcos Dorados BV
$361,000	6.625%, 9/27/2023[d]	292,049
	Argentina Government International Bond
60,000	Zero Coupon, 6/2/2017[e]	60,300
688,052	7.820%, 12/31/2033[e,f]	692,718
757,100	8.280%, 12/31/2033[e]	749,529
574,836	8.280%, 12/31/2033[e]	582,021
320,000	0.000%, 12/15/2035[g]	25,184
9,582,000	0.000%, 12/15/2035[f,g]	844,567
1,117,000	0.000%, 12/15/2035[g]	89,025
650,000	2.500%, 12/31/2038[e,h]	375,375

	Total	3,710,768

Principal Amount	Long-Term Fixed Income (11.2%)	Value
Azerbaijan (0.2%)
	Azerbaijan Government International Bond
$550,000	4.750%, 3/18/2024[d]	$514,250
2,310,000	4.750%, 3/18/2024	2,159,850
	State Oil Company of Azerbaijan Republic
400,000	5.450%, 2/9/2017	406,000
420,000	4.750%, 3/13/2023	366,454

	Total	3,446,554

Belize (<0.1%)
	Belize Government International Bond
116,500	5.000%, 2/20/2038*,h	85,686

	Total	85,686

Bermuda (<0.1%)
	Digicel Group, Ltd.
210,000	8.250%, 9/30/2020*	194,250

	Total	194,250

Brazil (0.5%)
	Banco do Brasil SA/Cayman
600,000	9.000%, 6/18/2049[i]	349,242
840,000	6.250%, 10/15/2049[i]	394,800
	Brazil Government International Bond
1,516,000	6.000%, 8/15/2050[j]	876,745
710,000	4.875%, 1/22/2021	690,475
330,000	4.250%, 1/7/2025	288,750
260,000	8.250%, 1/20/2034	269,100
390,000	7.125%, 1/20/2037	364,650
200,000	5.625%, 1/7/2041	162,000
1,060,000	5.000%, 1/27/2045	792,350
	Brazil Loan Trust 1
549,502	5.477%, 7/24/2023	475,319
1,071,062	5.477%, 7/24/2023*	926,469
	Brazil Minas SPE via State of Minas Gerais
360,000	5.333%, 2/15/2028	284,400
1,480,000	5.333%, 2/15/2028*	1,169,200
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016*,c,e	0
	Petrobras Global Finance BV
100,000	3.000%, 1/15/2019	72,625
40,000	6.250%, 3/17/2024	29,100
	Tupy SA
450,000	6.625%, 7/17/2024[d]	396,000

	Total	7,541,225

Bulgaria (<0.1%)
	Bulgaria Government International Bond
180,000	4.250%, 7/9/2017[f]	214,006

	Total	214,006

Cayman Islands (<0.1%)
	Agromercantil Senior Trust
110,000	6.250%, 4/10/2019	109,450
	Petrobras International Finance Company
110,000	5.375%, 1/27/2021	79,612

	Total	189,062

Chile (0.4%)
	AES Gener SA
120,000	5.250%, 8/15/2021[d]	125,639

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (11.2%)	Value
Chile (0.4%) - continued
$620,000	5.250%, 8/15/2021	$649,137
	Banco del Estado de Chile
260,000	4.125%, 10/7/2020[d]	272,571
500,000	4.125%, 10/7/2020	524,176
	Chile Government International Bond
150,000	3.625%, 10/30/2042	127,875
	Corpbanca SA
552,000	3.875%, 9/22/2019[d]	557,042
	E.CL SA
220,000	5.625%, 1/15/2021[d]	240,068
200,000	4.500%, 1/29/2025[d]	198,601
	Empresa Electrica Angamos SA
1,630,000	4.875%, 5/25/2029[d]	1,536,275
	GNL Quintero SA
200,000	4.634%, 7/31/2029	196,623
1,340,000	4.634%, 7/31/2029[d]	1,317,373
	Sociedad Quimica y Minera de Chile SA
120,000	5.500%, 4/21/2020	120,602
210,000	3.625%, 4/3/2023	177,738
448,000	4.375%, 1/28/2025*	382,513

	Total	6,426,233

China (<0.1%)
	Biostime International Holdings, Ltd.
2,000,000	Zero Coupon, 2/20/2019[k]	233,547
	CITIC, Ltd.
320,000	6.800%, 1/17/2023	362,448

	Total	595,995

Colombia (0.5%)
	Banco de Bogota SA
850,000	5.000%, 1/15/2017	871,250
	Colombia Government International Bond
40,000	8.700%, 2/15/2016	41,398
400,000	7.375%, 1/27/2017	429,000
277,000	7.375%, 3/18/2019	313,703
70,000	8.125%, 5/21/2024	85,680
560,000	4.500%, 1/28/2026	544,600
130,000	7.375%, 9/18/2037	145,925
1,200,000	6.125%, 1/18/2041	1,188,000
1,710,000	5.625%, 2/26/2044	1,598,850
3,120,000	5.000%, 6/15/2045	2,675,400
	Ecopetrol SA
80,000	7.375%, 9/18/2043	73,200

	Total	7,967,006

Costa Rica (0.3%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	200,500
410,000	5.250%, 8/12/2018[d]	411,025
	Banco Nacional de Costa Rica
410,000	4.875%, 11/1/2018[d]	405,900
890,000	6.250%, 11/1/2023[d]	874,381
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	36,150
720,000	5.625%, 4/30/2043	537,300
690,000	7.000%, 4/4/2044	609,787
2,060,000	7.158%, 3/12/2045[d]	1,823,100

	Total	4,898,143

Principal Amount	Long-Term Fixed Income (11.2%)	Value
Croatia (0.7%)
	Croatia Government International Bond
$2,070,000	6.750%, 11/5/2019	$2,250,090
230,000	6.625%, 7/14/2020	249,343
320,000	6.375%, 3/24/2021[d]	344,114
540,000	6.375%, 3/24/2021	580,692
2,360,000	3.875%, 5/30/2022[f]	2,646,835
1,491,000	6.000%, 1/26/2024	1,571,141
2,320,000	3.000%, 3/11/2025[f]	2,349,605

	Total	9,991,820

Dominican Republic (0.6%)
	Aeropuertos Dominicanos Siglo XXI SA
400,000	9.750%, 11/13/2019	396,000
	Dominican Republic Government International Bond
79,892	9.040%, 1/23/2018	84,286
8,100,000	15.000%, 4/5/2019[l]	207,454
3,600,000	16.000%, 7/10/2020[l]	97,787
813,000	7.500%, 5/6/202[1]	869,910
200,000	16.950%, 2/4/2022[l]	5,810
500,000	10.375%, 3/4/2022[l]	11,188
6,000,000	11.500%, 5/10/2024[l]	140,707
310,000	8.625%, 4/20/2027	358,825
2,700,000	18.500%, 2/4/2028[d,l]	87,852
14,300,000	11.375%, 7/6/2029[l]	329,889
1,420,000	7.450%, 4/30/2044[d]	1,451,950
1,272,000	7.450%, 4/30/2044	1,300,620
2,510,000	6.850%, 1/27/2045[d]	2,415,875
2,337,000	6.850%, 1/27/2045	2,249,362

	Total	10,007,515

Ecuador (<0.1%)
	Ecuador Government International Bond
200,000	10.500%, 3/24/2020	150,000
540,000	10.500%, 3/24/2020[d]	405,000
200,000	7.950%, 6/20/2024	141,000
	EP PetroEcuador
421,053	5.957%, 9/24/2019[g]	325,263

	Total	1,021,263

Egypt (0.1%)
	Egypt Government International Bond
260,000	5.875%, 6/11/2025[d]	245,700
1,430,000	5.875%, 6/11/2025	1,351,350
100,000	6.875%, 4/30/2040	94,000

	Total	1,691,050

El Salvador (0.1%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	103,500
180,000	7.750%, 1/24/2023	178,650
150,000	5.875%, 1/30/2025	129,750
275,000	6.375%, 1/18/2027	241,313
480,000	8.250%, 4/10/2032	470,400
480,000	7.650%, 6/15/2035	427,800
319,000	7.625%, 2/1/2041	281,916

	Total	1,833,329

Ethiopia (0.1%)
	Ethiopia Government International Bond
210,000	6.625%, 12/11/2024[d]	191,898

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (11.2%)	Value
Ethiopia (0.1%) - continued
$790,000	6.625%, 12/11/2024	$721,902

	Total	913,800

Gabon (<0.1%)
	Gabon Government International Bond
140,000	8.200%, 12/12/2017	141,260
250,000	6.950%, 6/16/2025[d]	209,970

	Total	351,230

Guatemala (0.1%)
	Agromercantil Senior Trust
320,000	6.250%, 4/10/2019[d]	318,400
	Guatemala Government International Bond
450,000	5.750%, 6/6/2022	471,375
380,000	4.875%, 2/13/2028[d]	369,550

	Total	1,159,325

Honduras (0.2%)
	Honduras Government International Bond
675,000	8.750%, 12/16/2020	747,562
1,370,000	8.750%, 12/16/2020*	1,517,275
270,000	7.500%, 3/15/2024*	281,475

	Total	2,546,312

Hong Kong (<0.1%)
	China Resources Cement Holdings, Ltd.
200,000	2.125%, 10/5/2017	200,160
	Wharf Finance, Ltd.
200,000	4.625%, 2/8/2017	206,670

	Total	406,830

Hungary (0.5%)
	Hungary Government International Bond
513,000	3.500%, 7/18/2016[f]	587,597
790,000	4.375%, 7/4/2017[f]	939,126
280,000	4.125%, 2/19/2018	290,850
1,880,000	5.750%, 6/11/2018[f]	2,354,700
700,000	6.000%, 1/11/2019[f]	903,423
330,000	4.000%, 3/25/2019	342,375
250,000	6.250%, 1/29/2020	280,925
70,000	5.375%, 2/21/2023	76,108
1,090,000	5.750%, 11/22/2023	1,212,625
770,000	7.625%, 3/29/2041	1,022,175
	MFB Magyar Fejlesztesi Bank Zrt
210,000	6.250%, 10/21/2020[d]	233,319

	Total	8,243,223

India (0.1%)
	Adani Ports and Special Economic Zone ,Ltd.
200,000	3.500%, 7/29/2020[d]	198,465
	Greenko Dutch BV
200,000	8.000%, 8/1/2019	204,206
480,000	8.000%, 8/1/2019[d]	490,094

	Total	892,765

Indonesia (0.6%)
	Indonesia Government International Bond
310,000	6.875%, 1/17/2018*	340,146

Principal Amount	Long-Term Fixed Income (11.2%)	Value
Indonesia (0.6%) - continued
$560,000	11.625%, 3/4/2019	$711,925
470,000	5.375%, 10/17/2023	485,848
810,000	5.875%, 1/15/2024	857,554
585,000	8.500%, 10/12/2035	734,103
200,000	6.625%, 2/17/2037	210,321
520,000	7.750%, 1/17/2038	610,261
1,230,000	5.250%, 1/17/2042	1,101,648
200,000	4.625%, 4/15/2043	166,974
400,000	6.750%, 1/15/2044	424,444
1,000,000	5.125%, 1/15/2045	877,334
700,000	5.125%, 1/15/2045[d]	614,134
	Majapahit Holding BV
100,000	7.750%, 10/17/2016	105,200
	Perusahaan Penerbit SBSN Indonesia III
200,000	4.000%, 11/21/2018[d]	207,000
380,000	4.350%, 9/10/2024[d]	353,400
730,000	4.325%, 5/28/2025[d]	672,549
	PT Pertamina Persero
390,000	5.625%, 5/20/2043[d]	303,173
	PT Perusahaan Gas Negara (Persero) Tbk PT
410,000	5.125%, 5/16/2024	386,918

	Total	9,162,932

Iraq (0.1%)
	Iraq Government International Bond
1,200,000	5.800%, 1/15/2028	826,147

	Total	826,147

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
110,000	2.803%, 12/30/2016[d]	109,863
110,000	3.839%, 12/30/2018[d]	110,550

	Total	220,413

Italy (0.1%)
	Wind Acquisition Finance SA
280,000	4.000%, 7/15/2020*,f	308,181
360,000	7.000%, 4/23/2021[f]	401,260
270,000	7.375%, 4/23/2021	266,625

	Total	976,066

Jamaica (<0.1%)
	Digicel, Ltd.
770,000	6.750%, 3/1/2023[d]	693,000

	Total	693,000

Kazakhstan (0.3%)
	Kazakhstan Government International Bond
1,050,000	5.125%, 7/21/2025[d]	1,010,835
320,000	4.875%, 10/14/2044[d]	253,600
1,830,000	6.500%, 7/21/2045[d]	1,718,644
	KazMunayGas National Company JSC
330,000	9.125%, 7/2/2018	357,720
904,000	5.750%, 4/30/2043	653,140

	Total	3,993,939

Kenya (0.1%)
	Kenya Government International Bond
470,000	6.875%, 6/24/2024[d]	425,820

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (11.2%)	Value
Kenya (0.1%) - continued
$1,880,000	6.875%, 6/24/2024	$1,703,280

	Total	2,129,100

Latvia (<0.1%)
	Latvia Government International Bond
581,000	5.250%, 2/22/2017	611,791

	Total	611,791

Lithuania (<0.1%)
	Lithuania Government International Bond
220,000	6.125%, 3/9/2021	256,663

	Total	256,663

Luxembourg (0.2%)
	Altice Financing SA
290,000	6.625%, 2/15/2023[d]	278,944
	Gazprom Neft OAO Via GPN Capital SA
1,590,000	6.000%, 11/27/2023[d]	1,467,093
	Telefonica Celular del Paraguay SA
200,000	6.750%, 12/13/2022	193,000
	Tupy Overseas SA
222,000	6.625%, 7/17/2024	195,360
	Wind Acquisition Finance SA
500,000	7.375%, 4/23/2021[d]	493,750

	Total	2,628,147

Mexico (1.0%)
	America Movil SAB de CV
2,600,000	6.000%, 6/9/2019[m]	153,078
	Cemex SAB de CV
180,000	4.750%, 1/11/2022[d,f]	190,071
	Gruma, SAB de CV
340,000	4.875%, 12/1/2024[d]	357,544
	Grupo Cementos de Chihuahua SAB de CV
200,000	8.125%, 2/8/2020[d]	208,000
	Metalsa SA de CV
350,000	4.900%, 4/24/2023[d]	301,000
	Mexican Bonos
10,503,200	7.750%, 11/23/2034[m]	688,143
	Mexican Cetes
502,420,600	Zero Coupon, 10/1/2015[m]	2,971,803
37,642,800	Zero Coupon, 10/15/2015[m]	222,398
88,999,400	Zero Coupon, 10/29/2015[m]	525,192
78,229,400	Zero Coupon, 11/5/2015[m]	461,369
549,526,900	Zero Coupon, 11/12/2015[m]	3,239,026
	Mexican Udibonos
4,594,416	5.000%, 6/16/2016[m]	281,510
	Mexico Government International Bond
240,000	4.000%, 3/15/2115[f]	220,911
170,000	3.625%, 3/15/2022	171,530
110,000	4.000%, 10/2/2023	112,035
3,584,100	10.000%, 12/5/2024[m]	270,076
630,000	3.600%, 1/30/2025	616,612
560,000	6.050%, 1/11/2040	613,200
1,150,000	4.750%, 3/8/2044	1,049,375
897,000	5.550%, 1/21/2045	918,304
1,766,000	4.600%, 1/23/2046	1,571,740
304,000	5.750%, 10/12/2110	284,240
	Trust F/1401
200,000	6.950%, 1/30/2044	207,760

Principal Amount	Long-Term Fixed Income (11.2%)	Value
Mexico (1.0%) - continued
$210,000	6.950%, 1/30/2044*	$218,148

	Total	15,853,065

Montenegro (<0.1%)
	Montenegro Government International Bond
200,000	3.875%, 3/18/2020[d,f]	213,268

	Total	213,268

Mozambique (<0.1%)
	Mozambique EMATUM Finance 2020 BV
436,800	6.305%, 9/11/2020	373,464

	Total	373,464

Netherlands (<0.1%)
	Listrindo Capital BV
340,000	6.950%, 2/21/2019	344,250
	Petrobras Global Finance BV
140,000	4.875%, 3/17/2020	101,500
70,000	4.375%, 5/20/2023	45,850

	Total	491,600

Nigeria (0.1%)
	Nigeria Government International Bond
200,000	6.750%, 1/28/2021	189,500
600,000	6.375%, 7/12/2023	530,640

	Total	720,140

Pakistan (0.1%)
	Pakistan Government International Bond
370,000	6.875%, 6/1/2017	383,848
200,000	7.250%, 4/15/2019[d]	205,185
210,000	6.750%, 12/3/2019*	214,995
260,000	8.250%, 4/15/2024[d]	271,806
580,000	8.250%, 9/30/2025[d]	591,512

	Total	1,667,346

Panama (0.2%)
	Panama Government International Bond
286,000	8.875%, 9/30/2027	393,250
1,079,000	9.375%, 4/1/2029	1,552,411
1,410,000	6.700%, 1/26/2036	1,677,900
	Panama Notas del Tesoro
110,000	4.875%, 2/5/2021	116,355

	Total	3,739,916

Paraguay (0.1%)
	Banco Continental SAECA
451,000	8.875%, 10/15/2017	460,020
170,000	8.875%, 10/15/2017*	173,400
	Banco Regional SAECA
196,000	8.125%, 1/24/2019	196,490
590,000	8.125%, 1/24/2019[d]	591,475
	Paraguay Government International Bond
600,000	6.100%, 8/11/2044	586,500

	Total	2,007,885

Peru (0.1%)
	Abengoa Transmision Sur SA
200,000	6.875%, 4/30/2043	209,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (11.2%)	Value
Peru (0.1%) - continued
$590,000	6.875%, 4/30/2043*	$616,550
	Banco de Credito del Peru
34,000	2.750%, 1/9/2018	33,830
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022	203,000
200,000	4.750%, 2/8/2022[d]	203,000
	Corporacion Lindley SA
70,000	6.750%, 11/23/2021[d]	77,875
690,000	6.750%, 11/23/2021	767,625
16,000	4.625%, 4/12/2023	15,645
100,000	4.625%, 4/12/2023[d]	97,780
	Peru Government International Bond
60,000	6.550%, 3/14/2037	68,850

	Total	2,293,155

Philippines (0.2%)
	Alliance Global Group, Inc.
160,000	6.500%, 8/18/2017	167,808
	Energy Development Corporation
530,000	6.500%, 1/20/2021	581,675
	Philippines Government International Bond
810,000	9.875%, 1/15/2019	1,016,548
300,000	10.625%, 3/16/2025	475,437
218,000	7.750%, 1/14/2031	308,954
220,000	6.375%, 10/23/2034	287,588
	San Miguel Corporation
200,000	4.875%, 4/26/2023	179,000

	Total	3,017,010

Romania (<0.1%)
	Romania Government International Bond
538,000	5.250%, 6/17/2016[f]	621,478

	Total	621,478

Russia (0.3%)
	AHML Finance, Ltd.
10,700,000	7.750%, 2/13/2018*,n	147,487
	EDC Finance, Ltd.
300,000	4.875%, 4/17/2020[d]	255,000
	Gazprom Neft OAO Via GPN Capital SA
814,000	4.375%, 9/19/2022	702,238
200,000	6.000%, 11/27/2023	184,540
	Lukoil International Finance BV
220,000	3.416%, 4/24/2018	211,200
310,000	6.125%, 11/9/2020	311,957
	Mobile Telesystems OJSC
620,000	5.000%, 5/30/2023	556,450
	Phosagro OAO via Phosagro Bond Funding, Ltd.
230,000	4.204%, 2/13/2018	226,838
310,000	4.204%, 2/13/2018*	305,737
	Russia Government International Bond
400,000	4.500%, 4/4/2022	400,000
1,200,000	4.875%, 9/16/2023	1,210,008
200,000	5.875%, 9/16/2043	192,770

	Total	4,704,225

Principal Amount	Long-Term Fixed Income (11.2%)	Value
Singapore (<0.1%)
	Olam International, Ltd., Convertible
$200,000	6.000%, 10/15/2016	$202,250

	Total	202,250

South Africa (0.2%)
	South Africa Government International Bond
100,000	4.665%, 1/17/2024	99,000
1,180,000	5.875%, 9/16/2025	1,256,700
1,250,000	5.375%, 7/24/2044	1,164,062

	Total	2,519,762

South Korea (0.1%)
	Export-Import Bank of Korea
270,000	0.946%, 8/14/2017*,g	269,604
	Kookmin Bank
200,000	1.536%, 10/11/2016[g]	201,128
	Korea Development Bank
350,000	3.250%, 3/9/2016	353,270
	Korea East-West Power Company, Ltd.
200,000	2.500%, 7/16/2017	202,416

	Total	1,026,418

Sri Lanka (0.3%)
	Sri Lanka Government International Bond
560,000	6.000%, 1/14/2019[d]	565,598
200,000	5.125%, 4/11/2019	196,759
200,000	6.250%, 10/4/2020	201,996
171,000	6.250%, 10/4/2020[d]	172,706
1,920,000	6.250%, 7/27/2021	1,914,943
310,000	6.125%, 6/3/2025[d]	296,007
510,000	6.125%, 6/3/2025	486,979

	Total	3,834,988

Supranational (0.1%)
	Corporacion Andina de Fomento
600,000	5.750%, 1/12/2017	634,919
90,000	1.500%, 8/8/2017	89,965

	Total	724,884

Turkey (0.4%)
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	203,313
	Turkey Government International Bond
761,000	7.500%, 7/14/2017	820,929
280,000	6.750%, 4/3/2018	302,176
1,290,000	7.000%, 6/5/2020	1,425,450
401,000	7.375%, 2/5/2025	458,644
780,000	4.250%, 4/14/2026	708,825
50,000	8.000%, 2/14/2034	60,375
106,000	6.875%, 3/17/2036	114,639
680,000	6.000%, 1/14/2041	662,150
1,480,000	4.875%, 4/16/2043	1,232,100

	Total	5,988,601

Ukraine (0.2%)
	Financing of Infrastructure Projects State Enterprise
430,000	9.000%, 12/7/2017	335,486
	MHP SA
200,000	8.250%, 4/2/2020	168,277

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (11.2%)	Value
Ukraine (0.2%) - continued
	Ukraine Government International Bond
$1,352,000	6.250%, 6/17/2016	$1,058,481
422,000	9.250%, 7/24/2017	333,750
150,000	8.375%, 11/3/2017	117,030
190,000	6.750%, 11/14/2017	150,100
200,000	7.400%, 4/20/2018	156,040

	Total	2,319,164

United Arab Emirates (0.1%)
	Dolphin Energy, Ltd.
210,120	5.888%, 6/15/2019	225,186
	Ruwais Power Company PJSC
200,000	6.000%, 8/31/2036	223,500
660,000	6.000%, 8/31/2036[d]	737,550

	Total	1,186,236

United States (0.8%)
	Comcel Trust
200,000	6.875%, 2/6/2024	197,560
	Commonwealth of Puerto Rico G.O.
100,000	5.750%, 7/1/2028	67,504
1,305,000	8.000%, 7/1/2035	978,711
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
75,000	5.500%, 7/1/2032	49,500
	HSBC Bank USA NA
688,000	10.000%, 1/5/2017[o]	167,534
680,000	6.000%, 8/15/2040[p]	394,970
	Puerto Rico Sales Tax Financing Corporation Rev.
225,000	5.250%, 8/1/2027	97,380
175,000	5.500%, 8/1/2028	75,295
75,000	Zero Coupon, 8/1/2032	29,971
20,000	5.375%, 8/1/2038	8,401
50,000	5.375%, 8/1/2039	21,002
680,000	5.250%, 8/1/2041	285,627
1,030,000	5.500%, 8/1/2042	432,631
200,000	6.000%, 8/1/2042	84,504
10,000	5.000%, 8/1/2043	4,200
5,000	5.250%, 8/1/2043	2,100
	U.S. Treasury Bonds
1,400,000	2.875%, 8/15/2045	1,399,307
	U.S. Treasury Notes
700,000	1.625%, 6/30/2020	708,832
2,700,000	2.000%, 10/31/2021	2,756,038
800,000	1.500%, 1/31/2022	791,042
200,000	1.750%, 2/28/2022	200,641
100,000	2.000%, 7/31/2022	101,716
2,500,000	1.750%, 9/30/2022	2,498,697

	Total	11,353,163

Uruguay (<0.1%)
	Uruguay Government International Bond
458,852	5.100%, 6/18/2050	402,643

	Total	402,643

Venezuela (0.5%)
	Petroleos de Venezuela SA
80,000	5.250%, 4/12/2017	35,952
1,590,000	9.000%, 11/17/2021	568,425
680,000	6.000%, 5/16/2024	221,000
4,296,000	6.000%, 11/15/2026	1,374,505
100,000	5.375%, 4/12/2027	31,950

Principal Amount	Long-Term Fixed Income (11.2%)	Value
Venezuela (0.5%) - continued
	Venezuela Government International Bond
$196,000	13.625%, 8/15/2018	$111,720
770,000	7.750%, 10/13/2019	263,725
566,000	6.000%, 12/9/2020	186,780
400,000	12.750%, 8/23/2022	171,000
1,100,000	9.000%, 5/7/2023	376,750
1,359,000	8.250%, 10/13/2024	455,265
3,970,000	7.650%, 4/21/2025	1,310,100
674,000	11.750%, 10/21/2026	261,175
1,382,000	9.250%, 9/15/2027	538,980
1,105,000	9.250%, 5/7/2028	372,937
10,000	11.950%, 8/5/2031	3,925
810,000	9.375%, 1/13/2034	279,450
310,000	7.000%, 3/31/2038	99,975

	Total	6,663,614

Vietnam (0.2%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	111,807
	Vietnam Government International Bond
2,150,000	6.750%, 1/29/2020[d]	2,338,093
500,000	4.800%, 11/19/2024	472,597
452,000	4.800%, 11/19/2024*	427,227

	Total	3,349,724

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
108,000	6.750%, 2/9/2022	113,022
210,000	6.750%, 2/9/2022[d]	219,765

	Total	332,787

Zambia (0.1%)
	Zambia Government International Bond
770,000	5.375%, 9/20/2022	545,545
790,000	8.970%, 7/30/2027[d]	624,100

	Total	1,169,645

	Total Long-Term Fixed Income (cost $188,485,493)	172,602,019

Shares	Preferred Stock (0.7%)

Brazil (0.1%)
673,532	Vale SA ADR[b]	2,256,332

	Total	2,256,332

South Korea (0.6%)
11,950	Samsung Electronics Company, Ltd.	9,276,378

	Total	9,276,378

	Total Preferred Stock (cost $14,214,153)	11,532,710

Shares	Collateral Held for Securities Loaned (2.0%)
31,286,491	Thrivent Cash Management Trust	31,286,491

	Total Collateral Held for Securities Loaned (cost $31,286,491)	31,286,491

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (1.6%)[q]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.120%, 10/7/2015[r]	$99,998
100,000	0.160%, 10/23/2015[r]	99,990
	Thrivent Cash Management Trust
24,285,196	0.110%	24,285,196

	Total Short-Term Investments (at amortized cost)	24,485,184

	Total Investments (cost $1,648,540,192) 101.2%	$1,564,197,923

	Other Assets and Liabilities, Net (1.2%)	(18,821,447)

	Total Net Assets 100.0%	$1,545,376,476

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2015, the value of these investments was $33,156,151 or 2.1% of total net assets.

e	Defaulted security. Interest is not being accrued.
f	Principal amount is displayed in Euros.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2015.
h

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2015.

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Principal amount is displayed in Brazilian Real.
k	Principal amount is displayed in Hong Kong Dollar.
l	Principal amount is displayed in Dominican Republic Pesos.
m	Principal amount is displayed in Mexican Pesos.
n	Principal amount is displayed in Russian Rubles.
o	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
p	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
q	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r	At September 30, 2015, $199,988 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Portfolio owned as of September 30, 2015.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$589,970
AHML Finance, Ltd., 2/13/2018	1/31/2013	356,524
Banco Continental SAECA, 10/15/2017	10/10/2012	170,000
Belize Government International Bond, 8/20/2017	3/20/2013	111,176
Brazil Loan Trust 1, 7/24/2023	7/25/2013	1,103,158
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	1,483,332
Digicel Group, Ltd., 9/30/2020	6/26/2015	212,347
Export-Import Bank of Korea, 8/14/2017	5/29/2015	270,287
Honduras Government International Bond, 3/15/2024	3/12/2013	270,000
Honduras Government International Bond, 12/16/2020	12/11/2013	1,370,000
Independencia International, Ltd., 12/30/2016	3/29/2010	100,623
Indonesia Government International Bond, 1/17/2018	2/6/2015	341,808
Pakistan Government International Bond, 12/3/2019	11/26/2014	210,000
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	310,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	445,357
Trust F/1401, 1/30/2044	1/23/2014	203,883
Vietnam Government International Bond, 11/19/2024	11/7/2014	455,995
Wind Acquisition Finance SA, 7/15/2020	6/24/2014	380,927

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Refg.	-	Refunding
Rev.	-	Revenue

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$112,315,476
Gross unrealized depreciation	(196,657,745)

Net unrealized appreciation (depreciation)	$(84,342,269)

Cost for federal income tax purposes	$1,648,540,192

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	157,516	–	157,516	–
Consumer Discretionary	201,596,264	3,413,865	198,182,399	–
Consumer Staples	151,439,806	6,961,500	144,478,306	–
Energy	42,772,779	7,706,620	34,828,328	237,831
Financials	346,631,442	14,768,603	330,084,129	1,778,710
Health Care	115,442,560	4,086,180	111,356,380	–
Industrials	212,375,523	6,170,459	206,205,064	–
Information Technology	97,043,606	–	97,043,606	–
Materials	101,180,646	746,786	99,686,786	747,074
Telecommunications Services	34,269,199	–	34,269,198	1
Utilities	21,382,178	–	21,382,178	–
Long-Term Fixed Income
Basic Materials	1,971,876	–	1,971,876	–
Capital Goods	598,231	–	598,231	–
Communications Services	3,736,098	–	3,736,098	–
Consumer Cyclical	788,409	–	788,409	–
Consumer Non-Cyclical^	2,421,138	–	2,421,138	0
Energy	9,271,985	–	9,271,985	–
Financials	10,602,176	–	10,602,176	–
Foreign Government	124,129,356	–	123,092,629	1,036,727
Transportation	1,911,838	–	1,911,838	–
U.S. Government and Agencies	8,456,273	–	8,456,273	–
U.S. Municipal	2,136,826	–	2,136,826	–
Utilities	6,577,813	–	6,577,813	–
Preferred Stock
Information Technology	9,276,378	–	9,276,378	–
Materials	2,256,332	2,256,332	–	–
Collateral Held for Securities Loaned	31,286,491	31,286,491	–	–
Short-Term Investments	24,485,184	24,285,196	199,988	–

Total	$1,564,197,923	$101,682,032	$1,458,715,548	$3,800,343

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	369,763	369,763	–	–
Foreign Currency Forward Contracts	1,123,075	–	1,123,075	–

Total Asset Derivatives	$1,492,838	$369,763	$1,123,075	$–

Liability Derivatives
Futures Contracts	632,388	632,388	–	–
Foreign Currency Forward Contracts	487,591	–	487,591	–

Total Liability Derivatives	$1,119,979	$632,388	$487,591	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	78	December 2015	$17,062,459	$17,084,437	$21,978
5-Yr. U.S. Treasury Bond Futures	104	December 2015	12,444,697	12,533,625	88,928
10-Yr. U.S. Treasury Bond Futures	128	December 2015	16,311,211	16,478,001	166,790
30-Yr. U.S. Treasury Bond Futures	51	December 2015	7,932,464	8,024,531	92,067
ASX SPI 200 Index Futures	5	December 2015	445,699	439,303	(6,396)
CME 3 Month Eurodollar Futures	(71)	September 2016	(17,425,095)	(17,609,775)	(184,680)
Eurex 10 Year Euro Bund Futures	(31)	December 2015	(5,310,856)	(5,412,088)	(101,232)
Eurex 2-Yr. Euro SCHATZ Futures	(36)	December 2015	(4,475,368)	(4,479,636)	(4,268)
Eurex 30-Yr. Euro BUXL Futures	(3)	December 2015	(506,822)	(522,343)	(15,521)
Eurex 5 Year Euro BOBL Futures	(18)	December 2015	(2,586,077)	(2,595,622)	(9,545)
Eurex EURO STOXX 50 Futures	54	December 2015	1,919,964	1,869,331	(50,633)
FTSE 100 Index Futures	11	December 2015	1,015,112	1,001,490	(13,622)
Hang Seng Index Futures	1	October 2015	135,551	134,142	(1,409)
Mini MSCI EAFE Index Futures	26	December 2015	2,204,959	2,144,350	(60,609)
SGX MSCI Singapore Index Futures	3	October 2015	132,473	131,759	(714)
Tokyo Price Index Futures	10	December 2015	1,201,795	1,176,593	(25,202)
Ultra Long Term U.S. Treasury Bond Futures	(74)	December 2015	(11,711,506)	(11,870,063)	(158,557)
Total Futures Contracts					($262,625)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	HSBC	2,455,345	10/2/2015	$624,379	$619,333	($5,046)
Brazilian Real	RBC	1,123,634	10/2/2015	287,000	283,424	(3,576)
Brazilian Real	BB	1,229,374	10/2/2015	299,000	310,096	11,096
Brazilian Real	UBS	1,119,904	10/2/2015	297,000	282,483	(14,517)
Brazilian Real	MSC	6,451,203	10/2/2015	1,633,510	1,627,242	(6,268)
Brazilian Real	JPM	2,633,650	10/2/2015	641,884	664,308	22,424
Chilean Peso	BOA	168,365,907	10/22/2015	244,434	241,467	(2,967)
Chilean Peso	CITI	427,211,000	10/13/2015	620,045	613,139	(6,906)
Chilean Peso	RBS	738,139,434	10/13/2015 - 10/26/2015	1,060,000	1,058,592	(1,408)
Chinese Yuan	JPM	3,888,450	12/16/2015	600,000	608,111	8,111
Chinese Yuan	SB	3,857,188	12/16/2015	595,000	603,222	8,222
Colombian Peso	SB	845,262,638	10/2/2015	261,367	273,742	12,375
Colombian Peso	CSFB	946,573,580	10/29/2015	302,807	305,643	2,836
Colombian Peso	CITI	1,478,545,900	10/26/2015	481,000	477,561	(3,439)
Colombian Peso	RBS	1,180,419,820	10/5/2015	374,707	382,089	7,382
Euro	BNP	265,000	12/16/2015	298,191	296,488	(1,703)
Euro	SSB	335,482	11/6/2015 - 12/16/2015	375,193	375,201	8
Euro	UBS	266,000	12/16/2015	299,317	297,607	(1,710)
Euro	WBC	162,258	11/6/2015	182,769	181,394	(1,375)
Hungarian Forint	JPM	116,820,096	12/16/2015	415,375	416,719	1,344
Hungarian Forint	CITI	116,130,857	12/16/2015	414,538	414,260	(278)
Hungarian Forint	RBS	116,174,404	12/16/2015	414,568	414,415	(153)
Hungarian Forint	DB	119,751,274	12/16/2015	424,891	427,175	2,284
Indian Rupee	BB	19,507,140	10/19/2015	295,787	296,171	384
Indian Rupee	JPM	19,671,632	11/3/2015	297,379	297,852	473
Indian Rupee	UBS	22,195,098	10/19/2015	332,461	336,982	4,521
Israel Shekel	DB	2,332,170	10/2/2015 - 12/16/2015	592,646	595,033	2,387
Mexican Peso	MSC	4,941,288	12/16/2015	298,594	290,539	(8,055)
Mexican Peso	BOA	19,934,028	12/16/2015	1,180,471	1,172,085	(8,386)
Mexican Peso	RBS	19,978,862	12/16/2015	1,195,000	1,174,721	(20,279)
Mexican Peso	JPM	8,878,846	10/26/2015 - 12/16/2015	524,614	522,955	(1,659)
Mexican Peso	UBS	20,511,539	12/16/2015	1,216,760	1,206,042	(10,718)
Mexican Peso	RBC	25,432,463	10/26/2015 - 12/16/2015	1,496,721	1,496,656	(65)
Mexican Peso	DB	20,055,695	12/16/2015	1,187,571	1,179,239	(8,332)
New Taiwan Dollar	DB	29,250,038	10/2/2015	886,664	888,316	1,652
New Taiwan Dollar	JPM	41,459,317	10/5/2015	1,266,524	1,259,208	(7,316)
New Taiwan Dollar	BB	9,891,958	10/2/2015	300,613	300,416	(197)
New Taiwan Dollar	SB	16,338,517	10/19/2015	502,499	496,345	(6,154)
Philippines Peso	HSBC	13,628,290	10/19/2015	288,796	291,241	2,445
Polish Zloty	BNP	1,098,793	12/16/2015	291,296	288,608	(2,688)
Polish Zloty	BOA	2,221,295	12/16/2015	588,115	583,444	(4,671)
Russian Ruble	JPM	19,548,690	10/21/2015	296,000	297,718	1,718
Russian Ruble	HSBC	37,174,953	10/21/2015	558,812	566,158	7,346
South African Rand	HSBC	4,126,252	12/17/2015	296,000	293,793	(2,207)
South African Rand	BB	8,321,335	12/17/2015	595,534	592,487	(3,047)
South African Rand	SB	4,021,446	12/17/2015	300,000	286,331	(13,669)
South Korean Won	UBS	352,921,400	10/2/2015	296,473	297,749	1,276
South Korean Won	JPM	713,125,146	10/2/2015	598,209	601,641	3,432
Turkish Lira	RBS	926,178	12/16/2015	298,000	298,920	920
Turkish Lira	HSBC	1,848,471	12/16/2015	599,000	596,585	(2,415)
Total Purchases				$27,727,514	$27,680,946	($46,568)
Sales
Brazilian Real	RBC	2,267,591	10/2/2015	$629,781	$571,974	$57,807
Brazilian Real	HSBC	2,774,805	10/2/2015	706,000	699,913	6,087
Brazilian Real	UBS	2,561,859	10/2/2015	660,546	646,200	14,346
Brazilian Real	MSC	3,066,970	10/2/2015 - 11/4/2015	775,532	771,340	4,192
Brazilian Real	SB	5,084,700	10/2/2015	1,568,965	1,282,558	286,407
Brazilian Real	JPM	5,243,952	11/4/2015	1,285,355	1,306,708	(21,353)
Chinese Yuan	BB	6,529,181	9/1/2016	980,358	1,015,172	(34,814)
Chinese Yuan	HSBC	5,891,028	9/1/2016	893,000	915,951	(22,951)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Chinese Yuan	CITI	7,865,342	12/16/2015 - 9/1/2016	$1,212,820	$1,228,269	($15,449)
Chinese Yuan	SB	7,666,867	12/16/2015 - 9/1/2016	1,183,000	1,197,214	(14,214)
Chinese Yuan	JPM	3,911,992	9/1/2016	595,000	608,246	(13,246)
Chinese Yuan	DB	8,040,470	9/1/2016	1,211,054	1,250,151	(39,097)
Chinese Yuan	UBS	6,103,708	12/16/2015	935,219	954,553	(19,334)
Chinese Yuan	WBC	13,338,486	12/16/2015 - 9/1/2016	2,042,454	2,082,445	(39,991)
Colombian Peso	RBS	306,696,537	10/5/2015	99,197	99,274	(77)
Euro	BOA	266,000	12/16/2015	298,068	297,607	461
Euro	CITI	12,547,740	11/6/2015	14,117,274	14,027,544	89,730
Euro	WBC	3,381,680	12/16/2015	3,819,506	3,783,504	36,002
Hong Kong Dollar	BB	1,855,000	10/15/2015	239,262	239,357	(95)
Hungarian Forint	UBS	83,401,640	12/16/2015	299,317	297,509	1,808
Indian Rupee	BB	19,793,041	10/19/2015	298,000	300,512	(2,512)
Indian Rupee	DB	42,521,062	10/19/2015 - 11/3/2015	641,000	644,774	(3,774)
Israel Shekel	HSBC	3,349,874	12/16/2015	859,802	855,464	4,338
Israel Shekel	DB	4,464,194	10/2/2015 - 12/16/2015	1,148,099	1,139,492	8,607
Israel Shekel	RBS	3,416,618	12/16/2015	871,097	872,509	(1,412)
Mexican Peso	RBS	5,172,255	12/16/2015	298,000	304,119	(6,119)
Mexican Peso	SSB	34,856,507	11/5/2015 - 11/12/2015	2,125,477	2,055,195	70,282
Mexican Peso	CITI	30,048,900	10/26/2015	1,782,767	1,773,835	8,932
Mexican Peso	BB	3,801,320	10/26/2015	226,001	224,398	1,603
Mexican Peso	DB	12,558,805	10/15/2015 - 10/29/2015	780,961	741,436	39,525
Mexican Peso	BOA	30,022,882	10/1/2015 - 11/12/2015	1,852,432	1,770,553	81,879
Mexican Peso	RBC	52,608,017	10/1/2015 - 12/16/2015	3,300,351	3,110,153	190,198
New Taiwan Dollar	DB	48,821,036	10/2/2015 - 11/30/2015	1,483,399	1,483,130	269
New Taiwan Dollar	BB	19,549,373	10/2/2015 - 10/26/2015	600,185	593,829	6,356
New Taiwan Dollar	BNP	28,248,238	10/5/2015 - 11/30/2015	858,352	858,342	10
New Taiwan Dollar	CITI	22,223,000	10/5/2015	677,841	674,960	2,881
New Taiwan Dollar	SB	9,928,094	10/29/2015	298,000	301,651	(3,651)
New Taiwan Dollar	JPM	22,106,585	12/4/2015	669,694	671,902	(2,208)
New Taiwan Dollar	HSBC	15,808,865	10/5/2015 - 10/19/2015	488,405	480,190	8,215
Polish Zloty	BNP	1,124,442	12/16/2015	298,191	295,345	2,846
Russian Ruble	MSC	8,968,984	10/23/2015	152,794	136,528	16,266
Russian Ruble	CSFB	39,937,483	10/21/2015	596,000	608,230	(12,230)
Russian Ruble	ML	840,153	10/21/2015	12,617	12,795	(178)
Singapore Dollar	SB	1,053,378	12/16/2015	736,011	738,646	(2,635)
Singapore Dollar	DB	843,524	12/16/2015	595,000	591,492	3,508
Singapore Dollar	CITI	1,045,889	12/16/2015	736,723	733,394	3,329
South African Rand	CITI	4,197,837	12/17/2015	298,000	298,890	(890)
South Korean Won	JPM	2,146,657,784	10/2/2015 - 11/2/2015	1,803,240	1,810,689	(7,449)
South Korean Won	UBS	701,919,881	10/2/2015 - 10/21/2015	597,000	592,058	4,942
South Korean Won	WBC	814,226,601	11/9/2015	683,345	686,513	(3,168)
South Korean Won	SB	705,788,012	10/5/2015 - 10/23/2015	600,000	595,274	4,726
South Korean Won	CITI	1,416,799,709	10/5/2015 - 12/4/2015	1,194,844	1,194,911	(67)
Turkish Lira	MSC	1,642,332	12/16/2015	524,163	530,055	(5,892)
Turkish Lira	BB	905,485	12/16/2015	297,000	292,241	4,759
Turkish Lira	RBS	2,756,187	12/16/2015	890,000	889,547	453
Turkish Lira	JPM	1,059,392	12/16/2015	340,000	341,914	(1,914)
Turkish Lira	HSBC	938,797	12/16/2015	299,000	302,992	(3,992)
Total Sales				$63,465,499	$62,783,447	$682,052
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$635,484

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
ML	-	Merrill Lynch
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$26,312,891	$419,533,877	$414,560,277	31,286,491	$31,286,491	$499,518
Cash Management Trust-Short Term Investment	24,293,781	299,185,839	299,194,424	24,285,196	24,285,196	20,230
Total Value and Income Earned	50,606,672				55,571,687	519,748

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (99.1%)	Value
Consumer Discretionary (13.5%)
1,800	Amazon.com, Inc.[a]	$921,402
18,260	Comcast Corporation	1,038,629
12,500	Delphi Automotive plc	950,500
12,600	Dollar General Corporation	912,744
11,800	Harley-Davidson, Inc.	647,820
10,280	Home Depot, Inc.	1,187,237
13,050	Jarden Corporation[a]	637,884
740	Priceline Group, Inc.[a]	915,276
24,320	Service Corporation International	659,072
6,700	Signet Jewelers, Ltd.	912,071
12,000	Walt Disney Company	1,226,400
7,560	Wyndham Worldwide Corporation	543,564

	Total	10,552,599

Consumer Staples (8.4%)
12,300	CVS Health Corporation	1,186,704
26,300	Diamond Foods, Inc.[a]	811,618
11,550	Estee Lauder Companies, Inc.	931,854
10,400	Mead Johnson Nutrition Company	732,160
6,200	Monster Beverage Corporation[a]	837,868
18,810	Natural Grocers by Vitamin Cottage, Inc.[a]	426,799
24,500	Reynolds American, Inc.	1,084,615
97,200	Rite Aid Corporation[a]	590,004

	Total	6,601,622

Energy (6.2%)
15,260	Chevron Corporation	1,203,709
8,290	Dril-Quip, Inc.[a]	482,644
7,980	EQT Corporation	516,865
9,630	Hess Corporation	482,078
10,640	Marathon Petroleum Corporation	492,951
9,350	Occidental Petroleum Corporation	618,502
14,700	Schlumberger, Ltd.	1,013,859

	Total	4,810,608

Financials (18.4%)
10,200	Aflac, Inc.	592,926
33,400	Ally Financial, Inc.[a]	680,692
14,400	American International Group, Inc.	818,208
76,480	Bank of America Corporation	1,191,559
39,100	Boston Private Financial Holdings, Inc.	457,470
9,000	Boston Properties, Inc.	1,065,600
14,120	Capital One Financial Corporation	1,023,982
27,600	CBRE Group, Inc.[a]	883,200
28,900	Citigroup, Inc.	1,433,729
15,100	Hartford Financial Services Group, Inc.	691,278
14,300	Invesco, Ltd.	446,589
59,900	KeyCorp	779,299
10,500	Lazard, Ltd.	454,650
8,590	McGraw-Hill Financial, Inc.	743,035
8,900	Mid-America Apartment Communities, Inc.	728,643
19,400	NASDAQ OMX Group, Inc.	1,034,602
94,060	Regions Financial Corporation	847,481
6,070	Reinsurance Group of America, Inc.	549,881

	Total	14,422,824

Health Care (14.3%)
8,700	Aetna, Inc.	951,867
13,410	Air Methods Corporation[a]	457,147
22,700	Akorn, Inc.[a]	647,064
5,000	Alexion Pharmaceuticals, Inc.[a]	781,950
9,190	BioMarin Pharmaceutical, Inc.[a]	967,891

Shares	Common Stock (99.1%)	Value
Health Care (14.3%) - continued
5,200	C.R. Bard, Inc.	$968,812
13,390	Endo International plc[a]	927,659
11,190	HCA Holdings, Inc.[a]	865,658
5,000	McKesson Corporation	925,150
15,060	Medivation, Inc.[a]	640,050
2,600	Shire Pharmaceuticals Group plc ADR	533,598
6,163	Valeant Pharmaceuticals International, Inc.[a]	1,099,356
7,600	Vertex Pharmaceuticals, Inc.[a]	791,464
30,900	Wright Medical Group, Inc.[a]	649,518

	Total	11,207,184

Industrials (10.5%)
7,720	Alaska Air Group, Inc.	613,354
18,550	Danaher Corporation	1,580,645
9,220	FedEx Corporation	1,327,496
6,790	Genesee & Wyoming, Inc.[a]	401,153
11,510	IDEX Corporation	820,663
22,100	Ingersoll-Rand plc	1,122,017
12,490	Manpower, Inc.	1,022,806
9,910	US Airways Group, Inc.	384,805
9,150	WABCO Holdings, Inc.[a]	959,195

	Total	8,232,134

Information Technology (19.5%)
14,470	Adobe Systems, Inc.[a]	1,189,723
16,900	Analog Devices, Inc.	953,329
16,840	Apple, Inc.	1,857,452
5,400	Avago Technologies, Ltd.	675,054
9,280	Cavium, Inc.[a]	569,514
19,120	Facebook, Inc.[a]	1,718,888
41,900	Gogo, Inc.[a,b]	640,232
3,740	Google, Inc., Class Aa	2,387,504
7,600	Imperva, Inc.[a]	497,648
3,000	LinkedIn Corporation[a]	570,390
16,240	Monolithic Power Systems, Inc.	831,488
8,100	NXP Semiconductors NVa	705,267
26,880	Oracle Corporation	970,905
16,100	QLIK Technologies, Inc.[a]	586,845
16,100	Salesforce.com, Inc.[a]	1,117,823

	Total	15,272,062

Materials (3.1%)
5,740	Ashland, Inc.	577,559
7,930	Eagle Materials, Inc.	542,570
6,900	Ecolab, Inc.	757,068
9,920	Rock-Tenn Company	510,285

	Total	2,387,482

Telecommunications Services (2.1%)
8,110	SBA Communications Corporation[a]	849,442
19,310	T-Mobile US, Inc.[a]	768,731

	Total	1,618,173

Utilities (3.1%)
20,800	American Electric Power Company, Inc.	1,182,688
11,340	Atmos Energy Corporation	659,761
36,900	NRG Energy, Inc.	547,965

	Total	2,390,414

	Total Common Stock (cost $76,549,653)	77,495,102

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Collateral Held for Securities Loaned (0.8%)	Value
638,975	Thrivent Cash Management Trust	$638,975

	Total Collateral Held for Securities Loaned (cost $638,975)	638,975

Shares or Principal Amount	Short-Term Investments (2.0%)[c]	Value
	Thrivent Cash Management Trust
1,562,935	0.110%	1,562,935

	Total Short-Term Investments (at amortized cost)	1,562,935

	Total Investments (cost $78,751,563) 101.9%	$79,697,012

	Other Assets and Liabilities, Net (1.9%)	(1,482,116)

	Total Net Assets 100.0%	$78,214,896

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,319,366
Gross unrealized depreciation	(5,373,917)

Net unrealized appreciation (depreciation)	$945,449

Cost for federal income tax purposes	$78,751,563

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	10,552,599	10,552,599	–	–
Consumer Staples	6,601,622	6,601,622	–	–
Energy	4,810,608	4,810,608	–	–
Financials	14,422,824	14,422,824	–	–
Health Care	11,207,184	11,207,184	–	–
Industrials	8,232,134	8,232,134	–	–
Information Technology	15,272,062	15,272,062	–	–
Materials	2,387,482	2,387,482	–	–
Telecommunications Services	1,618,173	1,618,173	–	–
Utilities	2,390,414	2,390,414	–	–
Collateral Held for Securities Loaned	638,975	638,975	–	–
Short-Term Investments	1,562,935	1,562,935	–	–

Total	$79,697,012	$79,697,012	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$532,657	$7,882,986	$7,776,668	638,975	$638,975	$10,726
Cash Management Trust-Short Term Investment	1,141,464	17,607,920	17,186,449	1,562,935	1,562,935	959
Total Value and Income Earned	1,674,121				2,201,910	11,685

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (94.2%)	Value
Consumer Discretionary (25.7%)
116,321	Amazon.com, Inc.[a]	$59,543,557
36,260	AutoZone, Inc.[a]	26,246,076
286,789	Comcast Corporation	16,312,558
310,230	Home Depot, Inc.	35,828,463
316,570	Las Vegas Sands Corporation	12,020,163
377,840	NIKE, Inc.	46,462,985
856,960	Starbucks Corporation	48,709,606
70,000	Tesla Motors, Inc.[a,b]	17,388,000

	Total	262,511,408

Energy (4.6%)
283,400	EOG Resources, Inc.	20,631,520
245,850	EQT Corporation	15,923,705
1,290,661	Weatherford International, Ltd.[a]	10,944,805

	Total	47,500,030

Financials (5.3%)
322,407	Citigroup, Inc.	15,994,611
83,558	Intercontinental Exchange, Inc.	19,635,295
311,689	J.P. Morgan Chase & Company	19,003,678

	Total	54,633,584

Health Care (17.5%)
557,770	Abbott Laboratories	22,433,510
142,530	Actavis, Inc.[a]	38,741,079
148,670	Alexion Pharmaceuticals, Inc.[a]	23,250,501
684,241	Cerner Corporation[a]	41,027,090
321,190	Gilead Sciences, Inc.	31,537,646
216,535	Vertex Pharmaceuticals, Inc.[a]	22,549,955

	Total	179,539,781

Industrials (6.0%)
504,170	Delta Air Lines, Inc.	22,622,108
316,640	Ingersoll-Rand plc	16,075,813
259,350	Union Pacific Corporation	22,929,133

	Total	61,627,054

Information Technology (35.1%)
382,310	Alibaba Group Holding, Ltd. ADR[a,b]	22,544,821
621,880	Apple, Inc.	68,593,364
929,457	EMC Corporation	22,455,681
622,562	Facebook, Inc.[a]	55,968,324
55,713	Google, Inc., Class Aa	35,565,508
53,432	Google, Inc., Class Ca	32,509,097
151,860	MasterCard, Inc.	13,685,623
673,880	Microsoft Corporation	29,825,929
402,239	Salesforce.com, Inc.[a]	27,927,454
713,990	Visa, Inc.	49,736,543

	Total	358,812,344

	Total Common Stock (cost $829,655,613)	964,624,201

Shares	Collateral Held for Securities Loaned (3.3%)	Value
33,690,855	Thrivent Cash Management Trust	33,690,855

	Total Collateral Held for Securities Loaned (cost $33,690,855)	33,690,855

Shares or Principal Amount	Short-Term Investments (5.1%)[c]	Value
	Federal Home Loan Bank Discount Notes
700,000	0.085%, 10/2/2015[d]	$699,998
700,000	0.100%, 10/9/2015[d]	699,985
500,000	0.145%, 10/21/2015[d]	499,960
1,300,000	0.130%, 10/23/2015[d]	1,299,897
	Federal National Mortgage Association Discount Notes
1,000,000	0.065%, 10/14/2015[d]	999,976
	Thrivent Cash Management Trust
47,880,987	0.110%	47,880,987

	Total Short-Term Investments (at amortized cost)	52,080,803

	Total Investments (cost $915,427,271) 102.6%	$1,050,395,859

	Other Assets and Liabilities, Net (2.6%)	(26,657,880)

	Total Net Assets 100.0%	$1,023,737,979

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At September 30, 2015, $4,199,816 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$178,735,732
Gross unrealized depreciation	(43,767,144)

Net unrealized appreciation (depreciation)	$134,968,588

Cost for federal income tax purposes	$915,427,271

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	262,511,408	262,511,408	–	–
Energy	47,500,030	47,500,030	–	–
Financials	54,633,584	54,633,584	–	–
Health Care	179,539,781	179,539,781	–	–
Industrials	61,627,054	61,627,054	–	–
Information Technology	358,812,344	358,812,344	–	–
Collateral Held for Securities Loaned	33,690,855	33,690,855	–	–
Short-Term Investments	52,080,803	47,880,987	4,199,816	–

Total	$1,050,395,859	$1,046,196,043	$4,199,816	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	589,058	589,058	–	–

Total Liability Derivatives	$589,058	$589,058	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	808	December 2015	$27,381,666	$26,792,608	($589,058)
Total Futures Contracts					($589,058)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$1,559,250	$227,375,580	$195,243,975	33,690,855	$33,690,855	$23,859
Cash Management Trust-Short Term Investment	50,516,790	115,568,067	118,203,870	47,880,987	47,880,987	29,224
Total Value and Income Earned	52,076,040				81,571,842	53,083

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (97.9%)	Value
Consumer Discretionary (27.4%)
10,530	Amazon.com, Inc.[a]	$5,390,202
1,550	AutoZone, Inc.[a]	1,121,936
14,300	BorgWarner, Inc.	594,737
11,800	CarMax, Inc.[a]	699,976
1,250	Chipotle Mexican Grill, Inc.[a]	900,313
5,100	Delphi Automotive plc	387,804
166	Flipkart, Ltd.*,a,b	23,612
30,900	Hanesbrands, Inc.	894,246
18,900	Hilton Worldwide Holdings, Inc.	433,566
3,800	Home Depot, Inc.	438,862
8,800	Las Vegas Sands Corporation	334,136
16,100	Lowe’s Companies, Inc.	1,109,612
7,000	Marriott International, Inc.	477,400
48,670	MGM Resorts International[a]	897,961
3,500	Netflix, Inc.[a]	361,410
8,700	NIKE, Inc.	1,069,839
2,720	Priceline Group, Inc.[a]	3,364,259
13,100	Ross Stores, Inc.	634,957
6,900	Royal Caribbean Cruises, Ltd.	614,721
900	Sherwin-Williams Company	200,502
16,400	Starbucks Corporation	932,176
5,300	Tesla Motors, Inc.[a,c]	1,316,520
11,000	Tractor Supply Company	927,520
43,500	Vipshop Holdings, Ltd. ADR[a,c]	730,800
15,000	Walt Disney Company	1,533,000

	Total	25,390,067

Consumer Staples (3.1%)
2,000	Costco Wholesale Corporation	289,140
9,700	CVS Health Corporation	935,856
5,200	Estee Lauder Companies, Inc.	419,536
7,900	Keurig Green Mountain, Inc.	411,906
10,200	Walgreens Boots Alliance, Inc.	847,620

	Total	2,904,058

Energy (0.6%)
1,600	Concho Resources, Inc.[a]	157,280
2,400	EQT Corporation	155,448
1,900	Pioneer Natural Resources Company	231,116

	Total	543,844

Financials (5.5%)
13,700	American Tower Corporation	1,205,326
1,200	BlackRock, Inc.	356,964
8,600	Crown Castle International Corporation	678,282
3,500	Intercontinental Exchange, Inc.	822,465
30,500	Morgan Stanley	960,750
9,200	State Street Corporation	618,332
13,700	TD Ameritrade Holding Corporation	436,208

	Total	5,078,327

Health Care (21.1%)
8,267	Actavis, Inc.[a]	2,247,053
11,400	Alexion Pharmaceuticals, Inc.[a]	1,782,846
8,400	Anthem, Inc.	1,176,000
2,610	Biogen, Inc.[a]	761,624
4,600	BioMarin Pharmaceutical, Inc.[a]	484,472
15,200	Bristol-Myers Squibb Company	899,840
13,900	Celgene Corporation[a]	1,503,563
5,400	CIGNA Corporation	729,108
13,740	Gilead Sciences, Inc.	1,349,131
4,900	Humana, Inc.	877,100
7,100	Incyte Corporation[a]	783,343
2,600	Intuitive Surgical, Inc.[a]	1,194,908
6,800	McKesson Corporation	1,258,204

Shares	Common Stock (97.9%)	Value
Health Care (21.1%) - continued
1,900	Regeneron Pharmaceuticals, Inc.[a]	$883,766
9,400	UnitedHealth Group, Inc.	1,090,494
10,800	Valeant Pharmaceuticals International, Inc.[a]	1,926,504
5,800	Vertex Pharmaceuticals, Inc.[a]	604,012

	Total	19,551,968

Industrials (10.6%)
12,200	Boeing Company	1,597,590
5,400	Canadian Pacific Railway, Ltd.	775,278
30,700	Danaher Corporation	2,615,947
4,000	FedEx Corporation	575,920
9,300	Flowserve Corporation	382,602
1,000	IHS, Inc.[a]	116,000
1,300	JB Hunt Transport Services, Inc.	92,820
6,000	Roper Industries, Inc.	940,200
10,100	United Continental Holdings, Inc.[a]	535,805
36,300	US Airways Group, Inc.	1,409,529
8,900	Wabtec Corporation	783,645

	Total	9,825,336

Information Technology (28.6%)
6,300	Akamai Technologies, Inc.[a]	435,078
11,972	Alibaba Group Holding, Ltd. ADR[a,c]	705,989
20,400	Apple, Inc.	2,250,120
3,080	ASML Holding NVc	270,978
28,400	Facebook, Inc.[a]	2,553,160
7,900	Fiserv, Inc.[a]	684,219
4,500	Google, Inc., Class Aa	2,872,665
4,411	Google, Inc., Class Ca	2,683,741
5,500	LinkedIn Corporation[a]	1,045,715
28,500	MasterCard, Inc.	2,568,420
59,700	Microsoft Corporation	2,642,322
12,500	Mobileye NVa	568,500
3,900	NetSuite, Inc.[a,c]	327,210
1,600	Palo Alto Networks, Inc.[a]	275,200
12,200	Pandora Media, Inc.[a]	260,348
5,900	Red Hat, Inc.[a]	424,092
18,800	Salesforce.com, Inc.[a]	1,305,284
7,400	ServiceNow, Inc.[a]	513,930
62,300	Tencent Holdings, Ltd.	1,050,166
7,300	VeriSign, Inc.[a,c]	515,088
36,000	Visa, Inc.	2,507,760

	Total	26,459,985

Materials (1.0%)
5,400	Ashland, Inc.	543,348
2,200	Martin Marietta Materials, Inc.	334,290

	Total	877,638

	Total Common Stock (cost $60,260,939)	90,631,223

Shares	Preferred Stock (0.8%)	Value
Consumer Discretionary (0.8%)
2,943	AirBNB, Inc.*,a,b	273,977
7,282	Dropbox, Inc., Class A*,a,b	139,095
58	Flipkart, Ltd. Series A Preference Shares*,a,b	8,250
100	Flipkart, Ltd. Series C Preference Shares*,a,b	14,224
187	Flipkart, Ltd. Series E Preference Shares*,a,b	26,599
843	Flipkart, Ltd. Series G Preference Shares*,a,b	119,908

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Preferred Stock (0.8%)	Value
Consumer Discretionary (0.8%) - continued
760	Flipkart, Ltd. Series H Preference Shares*,a,b	$108,103

	Total	690,156

Information Technology (<0.1%)
4,432	LivingSocial.com, Convertible*,a,b	391

	Total	391

	Total Preferred Stock (cost $541,386)	690,547

Shares	Collateral Held for Securities Loaned (3.9%)	Value
3,647,368	Thrivent Cash Management Trust	3,647,368

	Total Collateral Held for Securities Loaned (cost $3,647,368)	3,647,368

Shares or Principal Amount	Short-Term Investments (1.5%)[d]	Value
	Thrivent Cash Management Trust
1,419,175	0.110%	1,419,175

	Total Short-Term Investments (at amortized cost)	1,419,175

	Total Investments (cost $65,868,868) 104.1%	$96,388,313

	Other Assets and Liabilities, Net (4.1%)	(3,758,591)

	Total Net Assets 100.0%	$92,629,722

a	Non-income producing security.
b

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Growth Stock Portfolio owned as of September 30, 2015.

Security	Acquisition Date	Cost
AirBNB, Inc.	4/16/2014	$119,819
Dropbox, Inc., Class A	11/7/2014	139,095
Flipkart, Ltd.	3/19/2015	18,924
Flipkart, Ltd. Series A Preference Shares	3/19/2015	6,612
Flipkart, Ltd. Series C Preference Shares	3/19/2015	11,400
Flipkart, Ltd. Series E Preference Shares	3/19/2015	21,318
Flipkart, Ltd. Series G Preference Shares	12/17/2014	100,958
Flipkart, Ltd. Series H Preference Shares	4/17/2015	108,102
LivingSocial.com, Convertible	11/18/2011	34,082

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$32,144,576
Gross unrealized depreciation	(1,625,131)

Net unrealized appreciation (depreciation)	$30,519,445

Cost for federal income tax purposes	$65,868,868

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	25,390,067	25,366,455	–	23,612
Consumer Staples	2,904,058	2,904,058	–	–
Energy	543,844	543,844	–	–
Financials	5,078,327	5,078,327	–	–
Health Care	19,551,968	19,551,968	–	–
Industrials	9,825,336	9,825,336	–	–
Information Technology	26,459,985	25,409,819	1,050,166	–
Materials	877,638	877,638	–	–
Preferred Stock
Consumer Discretionary	690,156	–	–	690,156
Information Technology	391	–	–	391
Collateral Held for Securities Loaned	3,647,368	3,647,368	–	–
Short-Term Investments	1,419,175	1,419,175	–	–

Total	$96,388,313	$94,623,988	$1,050,166	$714,159

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$2,334,117	$20,095,055	$18,781,804	3,647,368	$3,647,368	$4,671
Cash Management Trust-Short Term Investment	1,258,543	14,358,051	14,197,419	1,419,175	1,419,175	613
Total Value and Income Earned	3,592,660				5,066,543	5,284

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (98.0%)	Value
Consumer Discretionary (9.8%)
587,100	Comcast Corporation	$33,394,248
167,890	Delphi Automotive plc	12,766,356
402,898	Harley-Davidson, Inc.	22,119,100
564,750	Lowe’s Companies, Inc.	38,922,570

	Total	107,202,274

Consumer Staples (6.0%)
406,820	CVS Health Corporation	39,249,994
108,100	Kimberly-Clark Corporation	11,787,224
180,759	Philip Morris International, Inc.	14,339,611

	Total	65,376,829

Energy (11.0%)
276,850	Cameron International Corporation[a]	16,976,442
141,675	Chevron Corporation	11,175,324
219,240	Columbia Pipeline Group, Inc.	4,009,900
209,788	EOG Resources, Inc.	15,272,566
229,219	EQT Corporation	14,846,515
1,076,101	Marathon Oil Corporation	16,571,955
393,050	Southwestern Energy Company[a]	4,987,804
494,666	Total SA ADR[b]	22,116,517
1,690,500	Weatherford International, Ltd.[a]	14,335,440

	Total	120,292,463

Financials (23.3%)
112,080	ACE, Ltd.	11,589,072
200,000	American International Group, Inc.	11,364,000
2,024,190	Bank of America Corporation	31,536,880
502,800	Blackstone Group, LP	15,923,676
345,600	Capital One Financial Corporation	25,062,912
411,250	Charles Schwab Corporation	11,745,300
836,850	Citigroup, Inc.	41,516,128
399,500	Comerica, Inc.	16,419,450
56,750	Intercontinental Exchange, Inc.	13,335,683
551,460	Invesco, Ltd.	17,222,096
581,420	MetLife, Inc.	27,413,953
626,610	Morgan Stanley	19,738,215
386,450	Zions Bancorporation	10,642,833

	Total	253,510,198

Health Care (13.8%)
124,450	Amgen, Inc.	17,213,924
331,540	Baxalta, Inc.	10,446,825
168,200	Express Scripts Holding Company[a]	13,617,472
330,590	Medtronic, Inc.	22,129,695
790,450	Merck & Company, Inc.	39,040,325
655,150	Pfizer, Inc.	20,578,262
329,900	Roche Holding AG ADR	10,870,205
140,397	UnitedHealth Group, Inc.	16,287,456

	Total	150,184,164

Industrials (9.9%)
153,100	Boeing Company	20,048,445
903,450	CSX Corporation	24,302,805
251,100	Fluor Corporation	10,634,085
198,540	Honeywell International, Inc.	18,799,753
256,250	Ingersoll-Rand plc	13,009,812
176,390	Pentair, Ltd.	9,002,946
120,200	United Parcel Service, Inc.	11,862,538

	Total	107,660,384

Information Technology (16.1%)
1,908,740	Cisco Systems, Inc.	50,104,425
594,450	EMC Corporation	14,361,912
34,650	Google, Inc., Class Ca	21,081,753
238,636	Intel Corporation	7,192,489

Shares	Common Stock (98.0%)	Value
Information Technology (16.1%) - continued
796,960	Microsoft Corporation	$35,273,449
659,500	Oracle Corporation	23,821,140
2,869	Samsung Electronics Company, Ltd. GDR	1,356,831
450,240	Texas Instruments, Inc.	22,295,885

	Total	175,487,884

Materials (3.0%)
235,044	Albemarle Corporation	10,365,440
275,580	Dow Chemical Company	11,684,592
268,090	Nucor Corporation	10,066,780

	Total	32,116,812

Telecommunications Services (1.8%)
456,764	Verizon Communications, Inc.	19,873,802

	Total	19,873,802

Utilities (3.3%)
219,240	NiSource, Inc.	4,066,902
602,430	PG&E Corporation	31,808,304

	Total	35,875,206

	Total Common Stock (cost $928,199,472)	1,067,580,016

Shares	Collateral Held for Securities Loaned (1.8%)	Value
20,196,000	Thrivent Cash Management Trust	20,196,000

	Total Collateral Held for Securities Loaned (cost $20,196,000)	20,196,000

Shares or Principal Amount	Short-Term Investments (0.7%)[c]	Value
7,226,905	Thrivent Cash Management Trust 0.110%	7,226,905

	Total Short-Term Investments (at amortized cost)	7,226,905

	Total Investments (cost $955,622,377) 100.5%	$1,095,002,921

	Other Assets and Liabilities, Net (0.5%)	(5,241,842)

	Total Net Assets 100.0%	$1,089,761,079

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$191,940,749
Gross unrealized depreciation	(52,560,205)

Net unrealized appreciation (depreciation)	$139,380,544

Cost for federal income tax purposes	$955,622,377

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	107,202,274	107,202,274	–	–
Consumer Staples	65,376,829	65,376,829	–	–
Energy	120,292,463	120,292,463	–	–
Financials	253,510,198	253,510,198	–	–
Health Care	150,184,164	150,184,164	–	–
Industrials	107,660,384	107,660,384	–	–
Information Technology	175,487,884	175,487,884	–	–
Materials	32,116,812	32,116,812	–	–
Telecommunications Services	19,873,802	19,873,802	–	–
Utilities	35,875,206	35,875,206	–	–
Collateral Held for Securities Loaned	20,196,000	20,196,000	–	–
Short-Term Investments	7,226,905	7,226,905	–	–

Total	$1,095,002,921	$1,095,002,921	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$37,144,725	$122,200,127	$139,148,852	20,196,000	$20,196,000	$75,275
Cash Management Trust-Short Term Investment	20,638,983	71,335,294	84,747,372	7,226,905	7,226,905	7,740
Total Value and Income Earned	57,783,708				27,422,905	83,015

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (86.0%)	Value
Consumer Discretionary (12.6%)
3,600	ABC-MART, Inc.	$201,258
19,900	Aisan Industry Company, Ltd.	182,602
5,600	Aisin Seiki Company, Ltd.	187,891
36,412	Amazon.com, Inc.[a]	18,638,939
25,540	AutoZone, Inc.[a]	18,486,618
2,900	Bayerische Motoren Werke AG	199,447
29,700	Berkeley Group Holdings plc	1,503,423
5,800	Brembo SPA	224,383
6,800	Bridgestone Corporation	235,322
29,000	Calsonic Kansei Corporation	217,770
9,300	Chiyoda Company, Ltd.	298,402
21,500	Cineworld Group plc	180,809
246,200	Comcast Corporation	14,003,856
11,900	Compass Group plc	190,077
3,300	Daiichikosho Company, Ltd.	116,966
138,200	Debenhams plc	165,408
50,900	Echo Entertainment Group, Ltd.	174,168
110,500	EDION Corporation[b]	758,460
12,700	Electrolux AB	358,862
639,505	Enterprise Inns plc[a]	1,048,803
7,400	Eutelsat Communications	226,967
8,800	Geo Holdings Corporation	140,617
71,000	Gunze, Ltd.	214,776
40,600	Hakuhodo Dy Holdings, Inc.	384,921
38,500	Haseko Corporation	436,142
36,600	Heiwa Corporation	627,709
68,900	Honda Motor Company, Ltd.	2,056,439
2,100	Hugo Boss AG	236,126
33,800	Informa plc	287,785
12,700	Intertek Group plc	468,661
34,300	JB Hi-Fi, Ltd.[b]	461,920
11,400	JM AB	306,629
215,175	Las Vegas Sands Corporation	8,170,195
19,000	Luk Fook Holdings International, Ltd.	47,625
199,900	Marston’s plc	453,435
37,900	NOK Corporation	819,993
33,000	PanaHome Corporation	214,597
47,300	Persimmon plc	1,439,635
12,400	SES SA	391,337
19,100	SHOWA Corporation	152,287
15,900	Sports Direct International plc[a]	182,415
414,920	Starbucks Corporation	23,584,053
64,200	Sumitomo Forestry Company, Ltd.	719,110
29,200	Sumitomo Rubber Industries, Ltd.	405,330
30,000	Takashimaya Company, Ltd.	242,396
6,500	Tamron Company, Ltd.	118,739
68,900	UBM plc	507,277
5,606	Valora Holding AG	1,067,435
34,000	Wacoal Holdings Corporation	406,808
53,000	WH Smith plc	1,256,340
48,800	WPP plc	1,015,965
9,500	Yokohama Rubber Company, Ltd.	167,553

	Total	104,584,681

Consumer Staples (6.7%)
10,600	AarhusKarlshamn AB	688,379
28,500	Axfood AB	470,789
7,700	Bakkafrost PF	246,124
3,600	British American Tobacco plc	198,632
23,583	Britvic plc	242,362
2,400	Carlsberg AS	184,419
55,600	Coca-Cola HBC AG	1,176,973
5,119	Cranswick plc	123,590
98,600	CVS Health Corporation	9,512,928
8,800	Henkel AG & Company KGaA	777,819
64,300	Imperial Tobacco Group plc	3,324,223

Shares	Common Stock (86.0%)	Value
Consumer Staples (6.7%) - continued
24,600	Japan Tobacco, Inc.	$763,097
13,800	Jeronimo Martins SGPS SA	186,250
24,700	Kao Corporation	1,119,672
2,400	Kerry Group plc	180,554
129,700	Kimberly-Clark Corporation	14,142,488
123,900	Koninklijke Ahold NV	2,417,059
5,100	KOSE Corporation	465,473
34,400	Nestle SA	2,587,076
23,000	Nippon Meat Packers, Inc.	469,359
43,200	Nisshin Oillio Group, Ltd.	156,567
168,285	Philip Morris International, Inc.	13,350,049
5,400	Royal Unibrew AS	202,184
39,324	SalMar ASA	621,643
20,700	Suedzucker AG	376,431
4,900	Sugi Holdings Company, Ltd.	219,919
38,300	Swedish Match AB	1,157,753
2,100	TSURUHA Holdings, Inc.	180,974

	Total	55,542,786

Energy (9.6%)
8,600	Azrieli Group, Ltd.	343,804
40,800	Baker Hughes, Inc.	2,123,232
216,170	Cameron International Corporation[a]	13,255,544
51,740	Canadian Natural Resources, Ltd.	1,006,343
9,539	Chevron Corporation	752,436
167,590	Cobalt International Energy, Inc.[a]	1,186,537
285,070	Columbia Pipeline Group, Inc.	5,213,930
9,750	Concho Resources, Inc.[a]	958,425
108,430	EOG Resources, Inc.	7,893,704
105,710	EQT Corporation	6,846,837
89,700	ERG SPA	1,254,616
13,900	Idemitsu Kosan Company, Ltd.	212,926
423,070	Marathon Oil Corporation	6,515,278
50,050	Oasis Petroleum, Inc.[a,b]	434,434
118,486	Petroleo Brasileiro SA ADR[a,b]	515,414
71,150	Rowan Companies plc	1,149,072
14,412	Royal Dutch Shell plc	341,852
44,807	Royal Dutch Shell plc, Class B	1,059,470
14,210	Schlumberger, Ltd.	980,064
39,200	Showa Shell Sekiyu KK	309,006
52,530	Southwestern Energy Company[a]	666,606
82,770	Suncor Energy, Inc. ADR	2,211,614
65,000	TonenGeneral Sekiyu KK	629,911
154,808	Total SA ADR[b]	6,921,466
1,858,520	Weatherford International, Ltd.[a]	15,760,250
25,000	Woodside Petroleum, Ltd.	511,663

	Total	79,054,434

Financials (17.6%)
91,880	ACE, Ltd.	9,500,392
42,400	Allianz SE	6,660,778
114,300	Australia & New Zealand Banking Group, Ltd.	2,183,837
189,700	Bank Hapoalim, Ltd.	954,594
107,838	Bank Leumi Le-Israel BMa	402,523
225,134	Bank of America Corporation	3,507,588
49,306	Bank of Queensland, Ltd.	403,642
338,000	Bank of Yokohama, Ltd.	2,054,374
30,500	Bendigo and Adelaide Bank, Ltd.	213,158
118,400	BinckBank NV	978,022
170,770	Blackstone Group, LP	5,408,286
4,500	Bolsas y Mercados Espanoles SA	152,228
79,710	Capital One Financial Corporation	5,780,569
47,716	Capital Shopping Centres Group plc	238,162
142,400	CapitaMall Trust	190,413
45,000	Chiba Bank, Ltd.	319,549

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (86.0%)	Value
Financials (17.6%) - continued
293,980	Citigroup, Inc.	$14,584,348
49,800	CNP Assurances	691,967
127,450	Comerica, Inc.	5,238,195
227,000	DEXUS Property Group	1,144,748
188,166	Direct Line Insurance Group plc	1,067,680
50,334	DnB ASA	655,065
110,000	FlexiGroup, Ltd.b	182,380
131,400	Frasers Centrepoint Trust	176,023
332,000	Fukuoka Financial Group, Inc.	1,581,268
18,159	Hamborner REIT AG	175,517
41,400	Hang Seng Bank, Ltd.	746,792
19,700	Hannover Rueckversicherung SE	2,017,903
29,000	Henderson Land Development Company, Ltd.	173,411
79,000	Hokuhoku Financial Group, Inc.	180,885
944,500	HSBC Holdings plc	7,125,018
40,200	Hufvudstaden AB	526,751
326,000	Hysan Development Company, Ltd.	1,357,423
15,978	IG Group Holdings plc	186,214
50,100	Intercontinental Exchange, Inc.	11,772,999
145,063	Intermediate Capital Group plc	1,134,654
255,760	Invesco, Ltd.	7,987,385
88,800	Investa Office Fund	246,874
211,200	Investec plc	1,617,133
345,249	J.P. Morgan Chase & Company	21,049,831
100	Japan Logistics Fund, Inc.	179,716
4,200	Julius Baer Group, Ltd.	190,730
251,500	Link REIT	1,384,616
26,000	London Stock Exchange Group plc	953,008
10,700	Muenchener Rueckversicherungs-Gesellschaft AG	1,998,391
712,000	New World Development Company, Ltd.	693,406
289,524	Nordea Bank AB	3,230,079
52,000	Ogaki Kyoritsu Bank, Ltd.	204,879
57,000	Old Mutual plc	163,354
74,100	Oversea-Chinese Banking Corporation, Ltd.	458,848
79,000	Resona Holdings, Inc.	402,525
4,200	Sampo Oyj	203,269
26,000	Schroders plc	1,104,791
192,200	Skandinaviska Enskilda Banken AB	2,055,621
400	St. Galler Kantonalbank AG	146,214
564,502	Stockland	1,533,651
224,000	Sumitomo Mitsui Trust Holdings, Inc.	820,970
43,600	Swiss Re AG	3,740,756
6,000	Talanx AG	179,751
84,000	UBS Group AG	1,553,003
64,299	UNIQA Insurance Group AG	557,542
128,217	United Overseas Bank, Ltd.	1,674,144
22,400	Wallenstam AB	184,178
245,800	Wing Tai Holdings, Ltd.	288,783
5,900	Zurich Insurance Group AG	1,448,487

	Total	145,919,291

Health Care (10.7%)
28,400	Actavis, Inc.[a]	7,719,404
2,500	Actelion, Ltd.	317,740
42,110	Alexion Pharmaceuticals, Inc.[a]	6,585,583
26,800	Amgen, Inc.	3,706,976
21,700	Astellas Pharmaceutical, Inc.	280,887
62,220	Baxalta, Inc.	1,960,552
138,600	Cerner Corporation[a]	8,310,456
9,100	CSL, Ltd.	572,694
30,500	Essilor International SA	3,726,156

Shares	Common Stock (86.0%)	Value
Health Care (10.7%) - continued
2,100	Fresenius Medical Care AG & Company	$164,126
1,900	Gerresheimer AG	138,885
71,309	Gilead Sciences, Inc.	7,001,831
33,800	Hikma Pharmaceuticals plc	1,167,575
23,477	ICON plc[a]	1,666,163
10,500	Kaken Pharmaceutical Company, Ltd.	974,585
4,300	Lonza Group AG	564,229
375,090	Merck & Company, Inc.	18,525,695
22,100	Nichi-iko Pharmaceutical Company, Ltd.	581,954
30,100	Novartis AG	2,766,548
7,100	Otsuka Holdings Company, Ltd.	226,714
6,100	Paramount Bed Holdings Company, Ltd.	181,391
393,290	Pfizer, Inc.	12,353,239
8,000	Recordati SPA	184,605
1,400	Roche Holding AG	371,660
5,300	Sanofi	504,563
10,200	Suzuken Company, Ltd.	340,140
3,400	Teva Pharmaceutical Industries, Ltd.	192,148
73,682	Vertex Pharmaceuticals, Inc.[a]	7,673,243

	Total	88,759,742

Industrials (7.7%)
9,100	Aalberts Industries NV	269,692
4,000	Adecco SA	292,942
17,100	Aida Engineering, Ltd.	140,989
218,265	Air New Zealand, Ltd.	343,449
99,000	Asahi Glass Company, Ltd.	578,488
130,200	BAE Systems plc	882,571
125,530	Boeing Company	16,438,154
52,800	Central Glass Company, Ltd.	230,758
7,100	Croda International plc	291,339
40,300	CTT-Correios de Portugal SA	450,119
25,000	Dai Nippon Printing Company, Ltd.	241,559
27,170	Dart Group plc	198,930
258,070	Delta Air Lines, Inc.	11,579,601
17,400	Deutsche Post AG	482,035
10,100	DSV AS	377,406
5,000	Elbit Systems, Ltd.	369,616
2,134	Flughafen Wien Aktiengesellschaft	192,457
600	Flughafen Zuerich AG	417,616
18,533	Galliford Try plc	445,563
300	Georg Fischer AG	170,033
8,700	Go-Ahead Group plc	323,231
14,600	Hamburger Hafen und Logistik AG	237,864
29,000	Hankyu Hanshin Holdings, Inc.	177,366
2,800	Hoshizaki Electric Company, Ltd.	196,270
12,200	Inaba Denki Sangyo Company, Ltd.	368,111
44,200	Intrum Justitia AB	1,528,967
168,000	ITOCHU Corporation	1,775,967
8,529	Jardine Matheson Holdings, Ltd.	403,857
2,900	Jungheinrich AG	210,264
57,100	KITZ Corporation	254,103
46,700	Komatsu, Ltd.	685,483
12,400	KONE Oyj	471,919
12,600	Koninklijke Boskalis Westminster NV	551,537
22,400	MIRAIT Holdings Corporation	203,156
25,000	Mitsuboshi Belting, Ltd.	190,297
27,200	Nippon Konpo Unyu Soko Company, Ltd.	480,361
43,800	Nitto Kogyo Corporation	766,858
25,000	Obayashi Corporation	213,305
76,700	Rentokil Initial plc	171,330

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (86.0%)	Value
Industrials (7.7%) - continued
2,498	Rieter Holding AG	$369,803
25,700	Sandvik AB	218,922
29,700	Siemens AG	2,653,322
13,900	Teleperformance SA	1,054,701
6,900	TKH Group NV	250,280
39,000	Toppan Printing Company, Ltd.	314,164
6,100	Travis Perkins plc	181,980
15,600	Tsubakimoto Chain Company	97,769
168,490	Union Pacific Corporation	14,896,201
8,100	Yuasa Trading Company, Ltd.	166,656

	Total	63,807,361

Information Technology (14.2%)
70,480	Alibaba Group Holding, Ltd. ADR[a,b]	4,156,206
15,800	Alps Electric Company, Ltd.	446,193
306,198	Apple, Inc.	33,773,639
43,100	Brother Industries, Ltd.	519,529
90,000	Canon, Inc.	2,603,476
3,600	Cap Gemini SA	321,492
28,500	Carsales.com, Ltd.[b]	196,332
33,300	Check Point Software Technologies, Ltd.[a,b]	2,641,689
187,750	Cisco Systems, Inc.	4,928,437
18,944	Dialog Semiconductor plc[a]	760,011
8,400	DTS Corporation	198,477
476,130	EMC Corporation	11,503,301
87,275	Facebook, Inc.[a]	7,846,023
83,500	FUJIFILM Holdings NPV	3,121,411
24,244	Google, Inc., Class Aa	15,476,642
24,250	Google, Inc., Class Ca	14,754,185
21,000	Hitachi Kokusai Electric, Inc.	221,905
7,900	Ingenico Group	954,613
25,200	IRESS, Ltd.	170,079
14,600	IT Holdings Corporation	331,209
12,000	ITOCHU Techno-Solutions Corporation	255,926
6,200	Kyocera Corporation	283,960
32,000	NEC Networks & System Integration Corporation	572,114
6,100	NS Solutions Corporation	257,827
4,300	Oracle Corporation Japan	181,585
125,510	Salesforce.com, Inc.[a]	8,714,159
2,200	Samsung Electronics Company, Ltd. GDR	1,040,442
23,000	SAP SE	1,490,033
6,300	Trend Micro, Inc.	222,543

	Total	117,943,438

Materials (2.5%)
130,376	Albemarle Corporation	5,749,582
71,200	BillerudKorsnas AB	1,025,155
59,800	Boral, Ltd.	222,407
15,200	Buzzi Unicem SPA	254,083
89,600	Daicel Corporation	1,099,912
146,250	Dow Chemical Company	6,201,000
33,000	DOWA Holdings Company, Ltd.	250,069
400	Givaudan SA	650,865
28,000	Hokuetsu Kishu Paper Company, Ltd.	152,126
8,700	Holmen AB	243,986
20,400	Mondi plc	427,566
7,600	Nippon Steel & Sumitomo Metal Corporation	138,493
143,996	Norsk Hydro ASA	480,164
91,136	OceanaGold Corporation	133,170
31,000	Oji Holdings Corporation	133,058
41,000	Rengo Company, Ltd.	158,477

Shares	Common Stock (86.0%)	Value
Materials (2.5%) - continued
58,000	Sumitomo Metal Mining Company, Ltd.	$658,866
33,000	Sumitomo Seika Chemicals Company, Ltd.	211,381
37,500	UPM-Kymmene Oyj	562,905
27,700	Vedanta Resources plc[b]	178,434
39,019	Yara International ASA	1,556,571

	Total	20,488,270

Telecommunications Services (1.5%)
285,900	Bezeq Israel Telecommunication Corporation, Ltd.	547,155
181,564	BT Group plc	1,155,568
48,500	Elisa Oyj	1,640,626
38,300	Freenet AG	1,267,142
645,205	KCOM Group plc	871,533
110,600	Orange SA	1,676,623
21,300	Proximus SA	736,813
69,400	StarHub, Ltd.	168,982
847,800	Telstra Corporation, Ltd.	3,351,954
41,900	Vivendi SA	992,688

	Total	12,409,084

Utilities (2.9%)
675,600	A2A SPA	838,737
101,000	CLP Holdings, Ltd.	863,446
32,500	E.ON SE	278,898
586,500	Electricidade de Portugal SA	2,148,672
320,200	Enel SPA	1,428,738
13,569	National Grid plc	188,977
285,070	NiSource, Inc.	5,288,048
64,000	Osaka Gas Company, Ltd.	242,651
199,010	PG&E Corporation	10,507,728
186,100	Redes Energeticas Nacionais SGPS SA	557,949
7,000	Severn Trent plc	231,560
8,600	SSE plc	194,643
32,000	Toho Gas Company, Ltd.	188,697
88,300	United Utilities Group plc	1,237,609

	Total	24,196,353

	Total Common Stock (cost $648,323,599)	712,705,440

Shares	Mutual Funds (0.6%)	Value
Equity Mutual Funds (0.6%)
91,240	iShares MSCI EAFE Index Fund	5,229,877

	Total	5,229,877

	Total Mutual Funds (cost $5,388,714)	5,229,877

Shares	Collateral Held for Securities Loaned (1.7%)	Value
14,017,467	Thrivent Cash Management Trust	14,017,467

	Total Collateral Held for Securities Loaned (cost $14,017,467)	14,017,467

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (12.4%)[c]	Value
	Federal Home Loan Bank Discount Notes
7,700,000	0.085%, 10/2/2015[d]	$7,699,982
6,000,000	0.140%, 10/21/2015[d]	5,999,533
450,000	0.160%, 10/23/2015[d]	449,956
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	0.100%, 10/13/2015[d]	999,967
	Federal National Mortgage Association Discount Notes
1,000,000	0.065%, 10/14/2015[d]	999,977
1,700,000	0.110%, 10/19/2015[d]	1,699,906
	Thrivent Cash Management Trust
84,920,695	0.110%	84,920,695

	Total Short-Term Investments (at amortized cost)	102,770,016

	Total Investments (cost $770,499,796) 100.7%	$834,722,800

	Other Assets and Liabilities, Net (0.7%)	(5,461,122)

	Total Net Assets 100.0%	$829,261,678

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At September 30, 2015, $17,449,333 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$123,626,671
Gross unrealized depreciation	(59,403,667)

Net unrealized appreciation (depreciation)	$64,223,004

Cost for federal income tax purposes	$770,499,796

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	104,584,681	82,883,661	21,701,020	–
Consumer Staples	55,542,786	37,005,465	18,537,321	–
Energy	79,054,434	74,391,186	4,663,248	–
Financials	145,919,291	84,829,593	61,089,698	–
Health Care	88,759,742	75,503,142	13,256,600	–
Industrials	63,807,361	42,913,956	20,893,405	–
Information Technology	117,943,438	104,834,723	13,108,715	–
Materials	20,488,270	11,950,582	8,537,688	–
Telecommunications Services	12,409,084	–	12,409,084	–
Utilities	24,196,353	15,795,776	8,400,577	–
Mutual Funds
Equity Mutual Funds	5,229,877	5,229,877	–	–
Collateral Held for Securities Loaned	14,017,467	14,017,467	–	–
Short-Term Investments	102,770,016	84,920,695	17,849,321	–

Total	$834,722,800	$634,276,123	$200,446,677	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	829,336	829,336	–	–

Total Asset Derivatives	$829,336	$829,336	$–	$–

Liability Derivatives
Futures Contracts	3,846,507	3,846,507	–	–

Total Liability Derivatives	$3,846,507	$3,846,507	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	2,128	December 2015	$75,194,044	$73,665,471	($1,528,573)
Mini MSCI EAFE Index Futures	919	December 2015	78,112,459	75,794,525	(2,317,934)
S&P 500 Index Mini-Futures	(684)	December 2015	(66,106,876)	(65,277,540)	829,336
Total Futures Contracts					($3,017,171)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$7,610,288	$124,677,739	$118,270,560	14,017,467	$14,017,467	$158,126
Cash Management Trust-Short Term Investment	76,762,661	241,111,488	232,953,454	84,920,695	84,920,695	45,495
Total Value and Income Earned	84,372,949				98,938,162	203,621

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (97.3%)	Value
Consumer Discretionary (12.8%)
2,000	Advance Auto Parts, Inc.	$379,060
10,450	Amazon.com, Inc.[a]	5,349,251
2,050	AutoNation, Inc.[a]	119,269
850	AutoZone, Inc.[a]	615,255
4,650	Bed Bath & Beyond, Inc.[a]	265,143
8,325	Best Buy Company, Inc.	309,024
6,150	BorgWarner, Inc.	255,778
6,000	Cablevision Systems Corporation	194,820
5,700	CarMax, Inc.[a]	338,124
12,650	Carnival Corporation	628,705
12,172	CBS Corporation	485,663
800	Chipotle Mexican Grill, Inc.[a]	576,200
7,550	Coach, Inc.	218,421
10,000	Comcast Corporation	572,400
57,665	Comcast Corporation	3,279,985
8,950	D.R. Horton, Inc.	262,772
3,200	Darden Restaurants, Inc.	219,328
7,800	Delphi Automotive plc	593,112
4,050	Discovery Communications, Inc., Class Aa,b	105,422
7,100	Discovery Communications, Inc., Class Ca	172,459
8,100	Dollar General Corporation	586,764
6,308	Dollar Tree, Inc.[a]	420,491
2,700	Expedia, Inc.	317,736
106,911	Ford Motor Company	1,450,782
1,150	Fossil, Inc.[a]	64,262
6,562	Gap, Inc.	187,017
3,300	Garmin, Ltd.	118,404
39,338	General Motors Company	1,180,927
4,150	Genuine Parts Company	343,993
7,350	Goodyear Tire & Rubber Company	215,575
7,500	H&R Block, Inc.	271,500
11,000	Hanesbrands, Inc.	318,340
5,700	Harley-Davidson, Inc.	312,930
1,950	Harman International Industries, Inc.	187,180
3,050	Hasbro, Inc.	220,027
35,100	Home Depot, Inc.	4,053,699
11,217	Interpublic Group of Companies, Inc.	214,581
17,800	Johnson Controls, Inc.	736,208
5,400	Kohl’s Corporation	250,074
3,750	Leggett & Platt, Inc.	154,688
4,850	Lennar Corporation	233,431
7,004	Limited Brands, Inc.	631,271
25,300	Lowe’s Companies, Inc.	1,743,676
9,168	Macy’s, Inc.	470,502
5,506	Marriott International, Inc.	375,509
9,250	Mattel, Inc.	194,805
25,800	McDonald’s Corporation	2,542,074
5,350	Michael Kors Holdings, Ltd.[a]	225,984
1,650	Mohawk Industries, Inc.[a]	299,954
11,750	Netflix, Inc.[a]	1,213,305
7,323	Newell Rubbermaid, Inc.	290,796
10,425	News Corporation, Class A	131,564
2,900	News Corporation, Class B	37,178
18,550	NIKE, Inc.	2,281,093
3,850	Nordstrom, Inc.	276,083
6,650	Omnicom Group, Inc.	438,235
2,750	O’Reilly Automotive, Inc.[a]	687,500
1,400	Priceline Group, Inc.[a]	1,731,604
8,842	Pulte Group, Inc.	166,849
2,250	PVH Corporation	229,365
1,650	Ralph Lauren Corporation	194,964
11,300	Ross Stores, Inc.	547,711
4,650	Royal Caribbean Cruises, Ltd.	414,269
2,550	Scripps Networks Interactive, Inc.	125,435

Shares	Common Stock (97.3%)	Value
Consumer Discretionary (12.8%) - continued
2,150	Sherwin-Williams Company	$478,977
2,200	Signet Jewelers, Ltd.	299,486
1,600	Snap-On, Inc.	241,504
17,625	Staples, Inc.	206,741
40,650	Starbucks Corporation	2,310,546
4,650	Starwood Hotels & Resorts Worldwide, Inc.	309,132
17,200	Target Corporation	1,352,952
6,200	Tegna, Inc.	138,818
3,050	Tiffany & Company	235,521
7,708	Time Warner Cable, Inc.	1,382,584
22,250	Time Warner, Inc.	1,529,687
18,450	TJX Companies, Inc.	1,317,699
3,750	Tractor Supply Company	316,200
3,050	TripAdvisor, Inc.[a]	192,211
33,150	Twenty-First Century Fox, Inc., Class A	894,387
11,650	Twenty-First Century Fox, Inc., Class B	315,366
4,900	Under Armour, Inc.[a]	474,222
2,650	Urban Outfitters, Inc.[a]	77,857
9,300	VF Corporation	634,353
9,522	Viacom, Inc.	410,874
42,397	Walt Disney Company	4,332,973
2,157	Whirlpool Corporation	317,640
3,272	Wyndham Worldwide Corporation	235,257
2,200	Wynn Resorts, Ltd.	116,864
11,780	Yum! Brands, Inc.	941,811

	Total	61,092,188

Consumer Staples (9.7%)
53,600	Altria Group, Inc.	2,915,840
16,768	Archer-Daniels-Midland Company	695,034
2,937	Brown-Forman Corporation	284,595
4,850	Campbell Soup Company	245,798
3,550	Clorox Company	410,131
107,250	Coca-Cola Company	4,302,870
5,850	Coca-Cola Enterprises, Inc.	282,848
24,650	Colgate-Palmolive Company	1,564,289
11,800	ConAgra Foods, Inc.	478,018
4,650	Constellation Brands, Inc.	582,226
11,950	Costco Wholesale Corporation	1,727,611
30,544	CVS Health Corporation	2,946,885
5,200	Dr. Pepper Snapple Group, Inc.	411,060
6,100	Estee Lauder Companies, Inc.	492,148
16,350	General Mills, Inc.	917,725
4,000	Hershey Company	367,520
3,650	Hormel Foods Corporation	231,082
2,751	J.M. Smucker Company	313,862
6,900	Kellogg Company	459,195
3,300	Keurig Green Mountain, Inc.	172,062
9,892	Kimberly-Clark Corporation	1,078,624
16,167	Kraft Heinz Company	1,141,067
26,550	Kroger Company	957,659
3,200	McCormick & Company, Inc.	262,976
5,528	Mead Johnson Nutrition Company	389,171
4,350	Molson Coors Brewing Company	361,137
44,052	Mondelez International, Inc.	1,844,457
4,100	Monster Beverage Corporation[a]	554,074
40,130	PepsiCo, Inc.	3,784,259
42,300	Philip Morris International, Inc.	3,355,659
74,138	Procter & Gamble Company	5,333,488
22,588	Reynolds American, Inc.	999,971
5,450	Safeway, Inc. (Casa Ley SA de CV) Contingent Value Rights[a,c]	5,531

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (97.3%)	Value
Consumer Staples (9.7%) - continued
5,450	Safeway, Inc. (Property Development Centers, LLC) Contingent Value Rights[a,c]	$266
15,100	Sysco Corporation	588,447
8,250	Tyson Foods, Inc.	355,575
23,800	Walgreens Boots Alliance, Inc.	1,977,780
43,200	Wal-Mart Stores, Inc.	2,801,088
9,750	Whole Foods Market, Inc.	308,587

	Total	45,900,615

Energy (6.7%)
13,922	Anadarko Petroleum Corporation	840,750
10,320	Apache Corporation	404,131
11,883	Baker Hughes, Inc.	618,391
11,300	Cabot Oil & Gas Corporation	247,018
5,250	Cameron International Corporation[a]	321,930
14,200	Chesapeake Energy Corporation[b]	104,086
51,496	Chevron Corporation	4,062,004
2,550	Cimarex Energy Company	261,324
8,659	Columbia Pipeline Group, Inc.	158,373
33,649	ConocoPhillips	1,613,806
6,250	Consol Energy, Inc.	61,250
10,550	Devon Energy Corporation	391,300
1,800	Diamond Offshore Drilling, Inc.[b]	31,140
6,450	Ensco plc	90,816
15,000	EOG Resources, Inc.	1,092,000
4,150	EQT Corporation	268,796
113,840	Exxon Mobil Corporation	8,464,004
6,350	FMC Technologies, Inc.[a]	196,850
23,300	Halliburton Company	823,655
2,950	Helmerich & Payne, Inc.	139,417
6,600	Hess Corporation	330,396
49,150	Kinder Morgan, Inc.	1,360,472
18,468	Marathon Oil Corporation	284,407
14,668	Marathon Petroleum Corporation	679,568
4,450	Murphy Oil Corporation	107,690
10,500	National Oilwell Varco, Inc.	395,325
4,500	Newfield Exploration Company[a]	148,050
11,700	Noble Energy, Inc.	353,106
20,900	Occidental Petroleum Corporation	1,382,535
5,700	ONEOK, Inc.	183,540
13,074	Phillips 66	1,004,606
4,100	Pioneer Natural Resources Company	498,724
4,550	Range Resources Corporation	146,146
34,644	Schlumberger, Ltd.	2,389,397
10,500	Southwestern Energy Company[a]	133,245
18,404	Spectra Energy Corporation	483,473
3,400	Tesoro Corporation	330,616
9,400	Transocean, Ltd.[b]	121,448
13,600	Valero Energy Corporation	817,360
18,750	Williams Companies, Inc.	690,938

	Total	32,032,083

Financials (16.1%)
8,900	ACE, Ltd.	920,260
1,500	Affiliated Managers Group, Inc.[a]	256,485
11,850	Aflac, Inc.	688,840
11,032	Allstate Corporation	642,504
23,400	American Express Company	1,734,642
35,417	American International Group, Inc.	2,012,394
11,550	American Tower Corporation	1,016,169
4,950	Ameriprise Financial, Inc.	540,194
7,675	Aon plc	680,082
4,286	Apartment Investment & Management Company	158,668
1,850	Assurant, Inc.	146,168

Shares	Common Stock (97.3%)	Value
Financials (16.1%) - continued
3,601	AvalonBay Communities, Inc.	$629,527
286,660	Bank of America Corporation	4,466,163
30,402	Bank of New York Mellon Corporation	1,190,238
21,300	BB&T Corporation	758,280
51,219	Berkshire Hathaway, Inc.[a]	6,678,958
3,450	BlackRock, Inc.	1,026,271
4,200	Boston Properties, Inc.	497,280
14,923	Capital One Financial Corporation	1,082,216
7,900	CBRE Group, Inc.[a]	252,800
32,775	Charles Schwab Corporation	936,054
6,250	Chubb Corporation	766,562
4,038	Cincinnati Financial Corporation	217,244
82,393	Citigroup, Inc.	4,087,517
9,250	CME Group, Inc.	857,845
4,850	Comerica, Inc.	199,335
9,200	Crown Castle International Corporation	725,604
11,975	Discover Financial Services	622,580
7,910	E*TRADE Financial Corporation[a]	208,270
1,550	Equinix, Inc.	423,770
9,950	Equity Residential	747,444
1,800	Essex Property Trust, Inc.	402,156
22,094	Fifth Third Bancorp	417,798
10,650	Franklin Resources, Inc.	396,819
16,100	General Growth Properties, Inc.	418,117
13,700	Genworth Financial, Inc.[a]	63,294
10,950	Goldman Sachs Group, Inc.	1,902,672
11,350	Hartford Financial Services Group, Inc.	519,603
12,700	HCP, Inc.	473,075
9,550	Health Care REIT, Inc.	646,726
20,591	Host Hotels & Resorts, Inc.	325,544
13,150	Hudson City Bancorp, Inc.	133,736
22,071	Huntington Bancshares, Inc.	233,953
3,050	Intercontinental Exchange, Inc.	716,720
11,750	Invesco, Ltd.	366,953
5,182	Iron Mountain, Inc.	160,746
101,148	J.P. Morgan Chase & Company	6,166,994
23,050	KeyCorp	299,880
11,250	Kimco Realty Corporation	274,837
2,950	Legg Mason, Inc.	122,749
9,151	Leucadia National Corporation	185,399
6,944	Lincoln National Corporation	329,562
7,900	Loews Corporation	285,506
3,600	M&T Bank Corporation	439,020
3,750	Macerich Company	288,075
14,550	Marsh & McLennan Companies, Inc.	759,801
7,500	McGraw-Hill Financial, Inc.	648,750
30,532	MetLife, Inc.	1,439,584
4,850	Moody’s Corporation	476,270
41,700	Morgan Stanley	1,313,550
3,250	NASDAQ OMX Group, Inc.	173,322
10,300	Navient Corporation	115,772
6,000	Northern Trust Corporation	408,960
8,450	People’s United Financial, Inc.	132,919
4,800	Plum Creek Timber Company, Inc.	189,648
14,114	PNC Financial Services Group, Inc.	1,258,969
7,500	Principal Financial Group, Inc.	355,050
16,050	Progressive Corporation	491,772
14,296	Prologis, Inc.	556,114
12,350	Prudential Financial, Inc.	941,193
3,950	Public Storage, Inc.	835,938
6,350	Realty Income Corporation	300,926
36,327	Regions Financial Corporation	327,306
8,494	Simon Property Group, Inc.	1,560,518
2,710	SL Green Realty Corporation	293,114

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (97.3%)	Value
Financials (16.1%) - continued
11,250	State Street Corporation	$756,112
14,200	SunTrust Banks, Inc.	543,008
7,068	T. Rowe Price Group, Inc.	491,226
3,250	Torchmark Corporation	183,300
8,581	Travelers Companies, Inc.	854,067
45,285	U.S. Bancorp	1,857,138
6,824	Unum Group	218,914
9,050	Ventas, Inc.	507,343
4,797	Vornado Realty Trust	433,745
127,640	Wells Fargo & Company	6,554,314
14,082	Weyerhaeuser Company	385,002
8,350	XL Group plc	303,272
5,550	Zions Bancorporation	152,847

	Total	76,560,062

Health Care (14.2%)
40,800	Abbott Laboratories	1,640,976
45,350	AbbVie, Inc.	2,467,494
10,792	Actavis, Inc.[a]	2,933,374
9,489	Aetna, Inc.	1,038,191
6,200	Alexion Pharmaceuticals, Inc.[a]	969,618
5,700	AmerisourceBergen Corporation	541,443
20,840	Amgen, Inc.	2,882,589
7,200	Anthem, Inc.	1,008,000
14,900	Baxalta, Inc.	469,499
14,850	Baxter International, Inc.	487,822
5,725	Becton, Dickinson and Company	759,478
6,400	Biogen, Inc.[a]	1,867,584
36,650	Boston Scientific Corporation[a]	601,426
45,648	Bristol-Myers Squibb Company	2,702,362
2,000	C.R. Bard, Inc.	372,620
8,975	Cardinal Health, Inc.	689,459
21,650	Celgene Corporation[a]	2,341,881
8,300	Cerner Corporation[a]	497,668
7,000	CIGNA Corporation	945,140
4,650	DaVita HealthCare Partners, Inc.[a]	336,335
3,800	DENTSPLY International, Inc.	192,166
2,900	Edwards Lifesciences Corporation[a]	412,293
26,650	Eli Lilly and Company	2,230,338
5,700	Endo International plc[a]	394,896
18,495	Express Scripts Holding Company[a]	1,497,355
40,300	Gilead Sciences, Inc.	3,957,057
8,650	HCA Holdings, Inc.[a]	669,164
2,270	Henry Schein, Inc.[a]	301,274
4,050	Humana, Inc.	724,950
1,000	Intuitive Surgical, Inc.[a]	459,580
75,640	Johnson & Johnson	7,060,994
2,750	Laboratory Corporation of America Holdings[a]	298,293
3,200	Mallinckrodt, LLC[a]	204,608
6,292	McKesson Corporation	1,164,209
38,729	Medtronic, Inc.	2,592,519
77,033	Merck & Company, Inc.	3,804,660
11,350	Mylan NVa	456,951
2,350	Patterson Companies, Inc.	101,637
3,050	PerkinElmer, Inc.	140,178
4,000	Perrigo Company plc	629,080
169,160	Pfizer, Inc.	5,313,316
3,900	Quest Diagnostics, Inc.	239,733
2,050	Regeneron Pharmaceuticals, Inc.[a]	953,537
7,634	St. Jude Medical, Inc.	481,629
8,650	Stryker Corporation	813,965
2,725	Tenet Healthcare Corporation[a]	100,607
10,850	Thermo Fisher Scientific, Inc.	1,326,738
26,000	UnitedHealth Group, Inc.	3,016,260
2,500	Universal Health Services, Inc.	312,025

Shares	Common Stock (97.3%)	Value
Health Care (14.2%) - continued
2,700	Varian Medical Systems, Inc.[a]	$199,206
6,700	Vertex Pharmaceuticals, Inc.[a]	697,738
2,200	Waters Corporation[a]	260,062
4,650	Zimmer Biomet Holdings, Inc.	436,775
12,650	Zoetis, Inc.	520,927

	Total	67,517,679

Industrials (9.8%)
17,100	3M Company	2,424,267
4,650	ADT Corporation[b]	139,035
2,601	Allegion plc	149,974
6,600	AMETEK, Inc.	345,312
17,510	Boeing Company	2,292,934
3,950	C.H. Robinson Worldwide, Inc.	267,731
16,500	Caterpillar, Inc.	1,078,440
2,500	Cintas Corporation	214,375
26,900	CSX Corporation	723,610
4,550	Cummins, Inc.	494,039
16,250	Danaher Corporation	1,384,662
8,600	Deere & Company	636,400
21,800	Delta Air Lines, Inc.	978,166
4,350	Dover Corporation	248,733
950	Dun & Bradstreet Corporation	99,750
12,744	Eaton Corporation	653,767
18,050	Emerson Electric Company	797,268
3,250	Equifax, Inc.	315,835
5,200	Expeditors International of Washington, Inc.	244,660
7,900	Fastenal Company[b]	289,219
7,210	FedEx Corporation	1,038,096
2,050	First Solar, Inc.[a]	87,638
3,650	Flowserve Corporation	150,161
4,000	Fluor Corporation	169,400
8,300	General Dynamics Corporation	1,144,985
275,550	General Electric Company	6,949,371
21,375	Honeywell International, Inc.	2,023,999
9,100	Illinois Tool Works, Inc.	749,021
7,250	Ingersoll-Rand plc	368,082
3,400	Jacobs Engineering Group, Inc.[a]	127,262
2,500	JB Hunt Transport Services, Inc.	178,500
2,650	Joy Global, Inc.	39,565
3,000	Kansas City Southern	272,640
2,250	L-3 Communications Holdings, Inc.	235,170
7,300	Lockheed Martin Corporation	1,513,363
9,450	Masco Corporation	237,951
10,050	Nielsen Holdings plc	446,924
8,300	Norfolk Southern Corporation	634,120
5,148	Northrop Grumman Corporation	854,311
9,687	PACCAR, Inc.	505,371
3,775	Parker Hannifin Corporation	367,307
4,849	Pentair, Ltd.	247,493
5,500	Pitney Bowes, Inc.	109,175
3,750	Precision Castparts Corporation	861,412
5,600	Quanta Services, Inc.[a]	135,576
8,300	Raytheon Company	906,858
6,670	Republic Services, Inc.	274,804
3,650	Robert Half International, Inc.	186,734
3,650	Rockwell Automation, Inc.	370,365
3,600	Rockwell Collins, Inc.	294,624
2,750	Roper Industries, Inc.	430,925
1,450	Ryder System, Inc.	107,358
18,100	Southwest Airlines Company	688,524
4,200	Stanley Black & Decker, Inc.	407,316
2,300	Stericycle, Inc.[a]	320,413
7,550	Textron, Inc.	284,182
11,450	Tyco International plc	383,117

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

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Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (97.3%)	Value
Industrials (9.8%) - continued
23,800	Union Pacific Corporation	$2,104,158
10,350	United Continental Holdings, Inc.[a]	549,068
19,100	United Parcel Service, Inc.	1,884,979
2,650	United Rentals, Inc.[a]	159,133
22,600	United Technologies Corporation	2,011,174
18,440	US Airways Group, Inc.	716,025
1,600	W.W. Grainger, Inc.	344,016
11,599	Waste Management, Inc.	577,746
4,950	Xylem, Inc.	162,608

	Total	46,389,197

Information Technology (19.9%)
17,000	Accenture plc	1,670,420
13,750	Activision Blizzard, Inc.	424,738
13,600	Adobe Systems, Inc.[a]	1,118,192
9,015	Agilent Technologies, Inc.	309,485
4,850	Akamai Technologies, Inc.[a]	334,941
1,700	Alliance Data Systems Corporation[a]	440,266
8,200	Altera Corporation	410,656
8,450	Amphenol Corporation	430,612
8,550	Analog Devices, Inc.	482,305
155,650	Apple, Inc.[d]	17,168,195
32,800	Applied Materials, Inc.	481,832
6,200	Autodesk, Inc.[a]	273,668
12,800	Automatic Data Processing, Inc.	1,028,608
7,100	Avago Technologies, Ltd.	887,571
15,250	Broadcom Corporation	784,307
8,612	CA, Inc.	235,108
139,050	Cisco Systems, Inc.	3,650,062
4,350	Citrix Systems, Inc.[a]	301,368
16,650	Cognizant Technology Solutions Corporation[a]	1,042,457
3,750	Computer Sciences Corporation	230,175
33,600	Corning, Inc.	575,232
30,650	eBay, Inc.[a]	749,086
8,550	Electronic Arts, Inc.[a]	579,262
52,636	EMC Corporation	1,271,686
1,950	F5 Networks, Inc.[a]	225,810
61,550	Facebook, Inc.[a]	5,533,345
7,700	Fidelity National Information Services, Inc.	516,516
6,450	Fiserv, Inc.[a]	558,634
3,850	FLIR Systems, Inc.	107,762
2,900	GameStop Corporation[b]	119,509
7,900	Google, Inc., Class Aa	5,043,123
8,069	Google, Inc., Class Ca	4,909,341
3,350	Harris Corporation	245,052
49,186	Hewlett-Packard Company	1,259,653
130,150	Intel Corporation	3,922,721
24,650	International Business Machines Corporation	3,573,510
7,550	Intuit, Inc.	670,062
9,650	Juniper Networks, Inc.	248,101
4,400	KLA-Tencor Corporation	220,000
4,350	Lam Research Corporation	284,186
6,550	Linear Technology Corporation	264,293
27,300	MasterCard, Inc.	2,460,276
5,750	Microchip Technology, Inc.[b]	247,768
29,400	Micron Technology, Inc.[a]	440,412
219,000	Microsoft Corporation	9,692,940
4,355	Motorola Solutions, Inc.	297,795
8,250	NetApp, Inc.	244,200
14,000	NVIDIA Corporation	345,100
88,637	Oracle Corporation	3,201,568
8,800	Paychex, Inc.	419,144
30,300	PayPal Holdings, Inc.[a]	940,512

Shares	Common Stock (97.3%)	Value
Information Technology (19.9%) - continued
4,100	Qorvo, Inc.[a]	$184,705
43,000	QUALCOMM, Inc.	2,310,390
5,000	Red Hat, Inc.[a]	359,400
16,950	Salesforce.com, Inc.[a]	1,176,839
5,650	SanDisk Corporation	306,965
8,350	Seagate Technology plc	374,080
5,250	Skyworks Solutions, Inc.	442,102
18,674	Symantec Corporation	363,583
11,100	TE Connectivity, Ltd.	664,779
3,850	Teradata Corporation[a]	111,496
28,200	Texas Instruments, Inc.	1,396,464
4,600	Total System Services, Inc.	208,978
2,750	VeriSign, Inc.[a,b]	194,040
53,400	Visa, Inc.	3,719,844
6,250	Western Digital Corporation	496,500
14,030	Western Union Company	257,591
27,635	Xerox Corporation	268,889
7,050	Xilinx, Inc.	298,920
23,600	Yahoo!, Inc.[a]	682,276

	Total	94,689,406

Materials (2.6%)
5,250	Air Products and Chemicals, Inc.	669,795
1,800	Airgas, Inc.	160,794
35,914	Alcoa, Inc.	346,929
2,450	Avery Dennison Corporation	138,596
3,750	Ball Corporation	233,250
6,450	CF Industries Holdings, Inc.	289,605
31,493	Dow Chemical Company	1,335,303
24,811	E.I. du Pont de Nemours and Company	1,195,890
4,050	Eastman Chemical Company	262,116
7,300	Ecolab, Inc.	800,956
3,650	FMC Corporation	123,772
32,542	Freeport-McMoRan, Inc.	315,332
2,200	International Flavors & Fragrances, Inc.	227,172
11,521	International Paper Company	435,379
10,200	LyondellBasell Industries NV	850,272
1,750	Martin Marietta Materials, Inc.	265,913
12,878	Monsanto Company	1,099,009
9,150	Mosaic Company	284,657
14,448	Newmont Mining Corporation	232,179
8,750	Nucor Corporation	328,562
4,400	Owens-Illinois, Inc.[a]	91,168
7,400	PPG Industries, Inc.	648,906
7,850	Praxair, Inc.	799,601
7,189	Rock-Tenn Company	369,802
5,702	Sealed Air Corporation	267,310
3,250	Sigma-Aldrich Corporation	451,490
3,600	Vulcan Materials Company	321,120

	Total	12,544,878

Telecommunications Services (2.4%)
168,136	AT&T, Inc.	5,477,871
15,325	CenturyLink, Inc.	384,964
31,878	Frontier Communications Corporation[b]	151,420
7,901	Level 3 Communications, Inc.[a]	345,195
111,196	Verizon Communications, Inc.	4,838,138

	Total	11,197,588

Utilities (3.1%)
18,660	AES Corporation	182,681
3,255	AGL Resources, Inc.	198,685
6,600	Ameren Corporation	278,982

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (97.3%)	Value
Utilities (3.1%) - continued
13,360	American Electric Power Company, Inc.	$759,650
11,723	CenterPoint Energy, Inc.	211,483
7,550	CMS Energy Corporation	266,666
8,000	Consolidated Edison, Inc.	534,800
16,194	Dominion Resources, Inc.	1,139,734
4,900	DTE Energy Company	393,813
18,852	Duke Energy Corporation	1,356,213
8,900	Edison International, Inc.	561,323
4,900	Entergy Corporation	318,990
23,524	Exelon Corporation	698,663
11,534	FirstEnergy Corporation	361,130
12,600	NextEra Energy, Inc.	1,229,130
8,659	NiSource, Inc.	160,624
8,650	Northeast Utilities	437,863
9,050	NRG Energy, Inc.	134,392
6,900	Pepco Holdings, Inc.	167,118
13,300	PG&E Corporation	702,240
3,000	Pinnacle West Capital Corporation	192,420
18,250	PPL Corporation	600,242
13,800	Public Service Enterprise Group, Inc.	581,808
3,900	SCANA Corporation	219,414
6,425	Sempra Energy	621,426
24,850	Southern Company	1,110,795
6,450	TECO Energy, Inc.	169,377
8,566	Wisconsin Energy Corporation	447,317
13,805	Xcel Energy, Inc.	488,835

	Total	14,525,814

	Total Common Stock (cost $306,534,476)	462,449,510

Shares	Collateral Held for Securities Loaned (0.3%)	Value
1,442,974	Thrivent Cash Management Trust	1,442,974

	Total Collateral Held for Securities Loaned (cost $1,442,974)	1,442,974

Shares or Principal Amount	Short-Term Investments (2.6%)[e]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.135%, 10/20/2015[d]	99,993
100,000	0.145%, 10/21/2015[d]	99,992
	Thrivent Cash Management Trust
12,309,717	0.110%	12,309,717

	Total Short-Term Investments (at amortized cost)	12,509,702

	Total Investments (cost $320,487,152) 100.2%	$476,402,186

	Other Assets and Liabilities, Net (0.2%)	(1,093,454)

	Total Net Assets 100.0%	$475,308,732

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

d	At September 30, 2015, $1,744,185 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$170,857,210
Gross unrealized depreciation	(14,942,176)

Net unrealized appreciation (depreciation)	$155,915,034

Cost for federal income tax purposes	$320,487,152

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	61,092,188	61,092,188	–	–
Consumer Staples	45,900,615	45,894,818	–	5,797
Energy	32,032,083	32,032,083	–	–
Financials	76,560,062	76,560,062	–	–
Health Care	67,517,679	67,517,679	–	–
Industrials	46,389,197	46,389,197	–	–
Information Technology	94,689,406	94,689,406	–	–
Materials	12,544,878	12,544,878	–	–
Telecommunications Services	11,197,588	11,197,588	–	–
Utilities	14,525,814	14,525,814	–	–
Collateral Held for Securities Loaned	1,442,974	1,442,974	–	–
Short-Term Investments	12,509,702	12,309,717	199,985	–

Total	$476,402,186	$476,196,404	$199,985	$5,797

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	149,380	149,380	–	–

Total Liability Derivatives	$149,380	$149,380	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	131	December 2015	$12,651,365	$12,501,985	($149,380)
Total Futures Contracts					($149,380)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$2,392,432	$7,125,264	$8,074,722	1,442,974	$1,442,974	$18,056
Cash Management Trust-Short Term Investment	17,782,007	65,653,240	71,125,530	12,309,717	12,309,717	11,366
Total Value and Income Earned	20,174,439				13,752,691	29,422

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (5.3%)[a]	Value
Basic Materials (0.3%)
	Fortescue Metals Group, Ltd., Term Loan
$3,186,870	0.000%, 6/30/2019[b,c]	$2,599,307

	Total	2,599,307

Communications Services (2.6%)
	Birch Communication, Inc., Term Loan
4,206,715	7.750%, 7/17/2020	4,196,198
	Cengage Learning Acquisitions, Term Loan
5,213,949	7.000%, 3/31/2020	5,165,720
	Clear Channel Communications, Inc., Term Loan
2,487,127	7.694%, 7/30/2019	2,070,533
	iHeartCommunications, Inc., Term Loan
7,733,196	6.944%, 1/30/2019	6,399,220
	IMG Worldwide, Inc., Term Loan
3,250,000	8.250%, 5/6/2022	3,079,375

	Total	20,911,046

Consumer Cyclical (1.0%)
	Amaya BV, Term Loan
707,438	8.000%, 8/1/2022	705,669
	Mohegan Tribal Gaming Authority, Term Loan
2,662,575	5.500%, 6/15/2018	2,648,437
	Scientific Games International, Inc., Term Loan
5,012,125	6.000%, 10/1/2021	4,942,406

	Total	8,296,512

Consumer Non-Cyclical (0.6%)
	Albertsons, Inc., Term Loan
2,948,343	5.375%, 3/21/2019	2,947,105
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,211,374	4.750%, 3/22/2019	2,212,303

	Total	5,159,408

Technology (0.8%)
	First Data Corporation, Term Loan
6,540,676	3.696%, 3/23/2018	6,481,417

	Total	6,481,417

	Total Bank Loans (cost $45,008,743)	43,447,690

Principal Amount	Long-Term Fixed Income (87.2%)	Value
Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
1,848,779	5.746%, 5/25/2036[d]	1,292,191
1,800,000	6.011%, 5/25/2036[d]	1,259,822

	Total	2,552,013

Basic Materials (2.9%)
	ArcelorMittal SA
4,250,000	6.250%, 3/1/2021	3,832,947
	Bluescope Steel, Ltd.
1,590,000	7.125%, 5/1/2018*	1,570,125
	First Quantum Minerals, Ltd.
2,205,000	6.750%, 2/15/2020[e]	1,477,350
2,140,000	7.000%, 2/15/2021[e,f]	1,385,650

Principal Amount	Long-Term Fixed Income (87.2%)	Value
Basic Materials (2.9%) - continued
	Graphic Packaging International, Inc.
$790,000	4.750%, 4/15/2021	$782,100
530,000	4.875%, 11/15/2022	528,675
	INEOS Group Holdings SA
3,245,000	6.125%, 8/15/2018[e,f]	3,058,413
	Midwest Vanadium, Pty. Ltd.
3,430,000	11.500%, 2/15/2018*,g	137,200
	Novelis, Inc.
3,950,000	8.750%, 12/15/2020	3,802,665
	Resolute Forest Products, Inc.
3,815,000	5.875%, 5/15/2023[f]	2,842,175
	Ryerson, Inc.
2,100,000	9.000%, 10/15/2017	1,874,250
	Signode Industrial Group Lux SA
1,080,000	6.375%, 5/1/2022[e]	1,020,600
	Tembec Industries, Inc.
2,660,000	9.000%, 12/15/2019[e]	1,995,000

	Total	24,307,150

Capital Goods (7.8%)
	Abengoa Finance SAU
3,250,000	7.750%, 2/1/2020[e,f]	1,320,312
	Abengoa Greenfield SA
3,460,000	6.500%, 10/1/2019[e,f]	1,297,500
	Anixter, Inc.
3,455,000	5.125%, 10/1/2021	3,429,087
	Berry Plastics Corporation
6,370,000	5.125%, 7/15/2023	6,003,725
	Bombardier, Inc.
2,130,000	7.500%, 3/15/2025[e]	1,597,500
	Building Materials Corporation of America
2,100,000	6.000%, 10/15/2025[c,e]	2,121,000
	Case New Holland, Inc.
2,550,000	7.875%, 12/1/2017	2,690,250
	Cemex Finance, LLC
2,695,000	9.375%, 10/12/2017[e]	2,866,672
	Cemex SAB de CV
2,750,000	5.700%, 1/11/2025[e]	2,461,250
	CNH Capital, LLC
2,150,000	3.625%, 4/15/2018	2,089,542
	Huntington Ingalls Industries, Inc.
925,000	5.000%, 12/15/2021[e]	943,500
	Manitowoc Company, Inc.
4,730,000	8.500%, 11/1/2020	4,942,850
	Milacron, LLC
2,640,000	7.750%, 2/15/2021[e]	2,692,800
	Moog, Inc.
1,725,000	5.250%, 12/1/2022[e]	1,725,000
	Nortek, Inc.
3,640,000	8.500%, 4/15/2021	3,822,000
	Owens-Brockway Glass Container, Inc.
3,070,000	5.875%, 8/15/2023[e,f]	3,089,188
	Reynolds Group Issuer, Inc.
2,160,000	9.875%, 8/15/2019	2,235,600
2,100,000	5.750%, 10/15/2020	2,121,000
2,630,000	8.250%, 2/15/2021	2,623,425
	Safeway Group Holding, LLC
3,175,000	7.000%, 5/15/2018[e]	3,250,406
	Silgan Holdings, Inc.
3,970,000	5.000%, 4/1/2020	3,999,775
	United Rentals North America, Inc.
1,625,000	6.125%, 6/15/2023	1,619,922

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
206

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (87.2%)	Value
Capital Goods (7.8%) - continued
	United Rentals, Inc.
$1,050,000	5.500%, 7/15/2025	$981,750
	UR Financing Escrow Corporation
4,250,000	7.625%, 4/15/2022	4,505,000

	Total	64,429,054

Communications Services (14.9%)
	Altice Financing SA
1,080,000	6.500%, 1/15/2022[e]	1,042,751
790,000	6.625%, 2/15/2023[e]	759,881
	Altice Finco SA
1,050,000	9.875%, 12/15/2020[e]	1,123,500
540,000	8.125%, 1/15/2024[e]	514,350
	AMC Networks, Inc.
4,810,000	7.750%, 7/15/2021	5,087,056
	CCO Holdings, LLC
800,000	7.375%, 6/1/2020	831,000
2,165,000	5.250%, 3/15/2021	2,132,254
2,165,000	5.250%, 9/30/2022	2,029,688
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022	5,018,750
	Columbus International, Inc.
5,060,000	7.375%, 3/30/2021[e]	5,237,100
	Digicel, Ltd.
1,680,000	7.000%, 2/15/2020*,f	1,659,000
3,220,000	6.000%, 4/15/2021[e]	2,938,250
	Eileme 2 AB
4,260,000	11.625%, 1/31/2020*	4,632,026
	Frontier Communications Corporation
3,255,000	8.125%, 10/1/2018	3,336,375
1,230,000	10.500%, 9/15/2022[e]	1,199,250
6,930,000	11.000%, 9/15/2025[e]	6,704,775
	Gray Television, Inc.
2,710,000	7.500%, 10/1/2020	2,777,750
	Hughes Satellite Systems Corporation
4,365,000	6.500%, 6/15/2019	4,686,700
	Intelsat Jackson Holdings SA
7,470,000	7.250%, 10/15/2020	6,853,725
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022	2,917,500
	Level 3 Financing, Inc.
4,230,000	8.625%, 7/15/2020	4,420,350
1,620,000	6.125%, 1/15/2021	1,665,376
	McGraw-Hill Global Education Holdings, LLC
5,295,000	9.750%, 4/1/2021	5,784,788
	MDC Partners, Inc.
3,730,000	6.750%, 4/1/2020[e]	3,683,375
	Numericable-SFR
4,590,000	6.000%, 5/15/2022[e]	4,423,613
2,710,000	6.250%, 5/15/2024[e]	2,608,375
	Sprint Communications, Inc.
11,325,000	9.000%, 11/15/2018[e]	11,883,322
2,870,000	7.000%, 3/1/2020[e]	2,870,000
	Sprint Corporation
4,785,000	7.625%, 2/15/2025	3,705,384
	T-Mobile USA, Inc.
3,790,000	6.542%, 4/28/2020	3,851,588
1,080,000	6.125%, 1/15/2022	1,042,200
1,080,000	6.500%, 1/15/2024	1,046,925

Principal Amount	Long-Term Fixed Income (87.2%)	Value
Communications Services (14.9%) - continued
	Unitymedia Hessen GmbH & Company KG
$5,100,000	5.500%, 1/15/2023[e]	$5,093,625
	Univision Communications, Inc.
2,713,000	6.750%, 9/15/2022[e]	2,807,955
2,910,000	5.125%, 2/15/2025[e]	2,728,125
	UPCB Finance V, Ltd.
1,440,000	7.250%, 11/15/2021[e]	1,524,600
	Virgin Media Secured Finance plc
1,170,000	5.250%, 1/15/2026[e]	1,076,400
	Ziggo Bond Finance BV
1,320,000	5.875%, 1/15/2025[e]	1,207,800

	Total	122,905,482

Consumer Cyclical (13.3%)
	AMC Entertainment, Inc.
2,710,000	5.875%, 2/15/2022	2,723,550
	Beazer Homes USA, Inc.
2,710,000	5.750%, 6/15/2019[f]	2,540,625
	Brookfield Residential Properties, Inc.
2,630,000	6.500%, 12/15/2020[e]	2,597,125
2,110,000	6.125%, 7/1/2022[e]	2,009,775
	Choice Hotels International, Inc.
6,750,000	5.750%, 7/1/2022	7,205,625
	Chrysler Group, LLC
2,100,000	8.250%, 6/15/2021	2,228,520
	Churchill Downs, Inc.
3,536,000	5.375%, 12/15/2021	3,571,360
	Cinemark USA, Inc.
5,475,000	4.875%, 6/1/2023	5,228,625
	Corrections Corporation of America
1,300,000	5.000%, 10/15/2022	1,303,250
	CST Brands, Inc.
2,110,000	5.000%, 5/1/2023	2,094,175
	Eldorado Resorts, Inc.
2,660,000	7.000%, 8/1/2023[e]	2,613,450
	Family Tree Escrow, LLC
1,590,000	5.250%, 3/1/2020[e]	1,630,386
2,120,000	5.750%, 3/1/2023[e]	2,199,500
	Jaguar Land Rover Automotive plc
2,490,000	4.125%, 12/15/2018[e]	2,437,461
665,000	4.250%, 11/15/2019[e]	640,063
1,050,000	5.625%, 2/1/2023[e]	1,031,625
	KB Home
1,070,000	7.250%, 6/15/2018	1,128,850
1,087,000	4.750%, 5/15/2019	1,044,879
2,000,000	8.000%, 3/15/2020	2,120,000
1,580,000	7.500%, 9/15/2022	1,607,650
	L Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,746,625
1,860,000	5.625%, 2/15/2022	1,966,950
	Lear Corporation
2,760,000	4.750%, 1/15/2023	2,704,800
	Lennar Corporation
1,060,000	4.500%, 11/15/2019	1,069,010
3,190,000	4.750%, 5/30/2025	3,046,450
	Live Nation Entertainment, Inc.
4,018,000	5.375%, 6/15/2022[e]	3,937,640
	LKQ Corporation
4,005,000	4.750%, 5/15/2023	3,854,812
	Masonite International Corporation
2,065,000	5.625%, 3/15/2023[e]	2,106,300
	Mohegan Tribal Gaming Authority
3,165,000	9.750%, 9/1/2021[f]	3,220,387

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
207

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (87.2%)	Value
Consumer Cyclical (13.3%) - continued
	Neiman Marcus Group, Ltd., LLC
$3,240,000	8.000%, 10/15/2021[e]	$3,337,200
	New Cotai, LLC
4,307,272	10.625%, 5/1/2019*,f	3,510,427
	Rite Aid Corporation
3,165,000	6.750%, 6/15/2021[f]	3,244,125
3,160,000	6.125%, 4/1/2023[e]	3,136,300
	Scientific Games International, Inc.
4,605,000	6.625%, 5/15/2021[f]	3,315,600
	Seminole Indian Tribe of Florida
3,800,000	7.804%, 10/1/2020*	4,028,000
	Six Flags Entertainment Corporation
4,250,000	5.250%, 1/15/2021[e]	4,250,000
	Studio City Finance, Ltd.
2,665,000	8.500%, 12/1/2020[e,f]	2,478,450
	Tunica-Biloxi Gaming Authority
4,770,000	9.000%, 11/15/2015*,g	2,623,500
	West Corporation
3,790,000	5.375%, 7/15/2022[e]	3,501,013
	ZF North America Capital, Inc.
2,125,000	4.500%, 4/29/2022[e]	2,008,125
2,125,000	4.750%, 4/29/2025[e]	1,947,031

	Total	108,989,239

Consumer Non-Cyclical (12.7%)
	B&G Foods, Inc.
3,700,000	4.625%, 6/1/2021	3,561,250
	Cott Beverages, Inc.
3,265,000	5.375%, 7/1/2022	3,162,936
	Endo Finance, LLC
2,650,000	5.375%, 1/15/2023[e]	2,547,313
1,590,000	6.000%, 7/15/2023[e]	1,570,125
1,060,000	6.000%, 2/1/2025[e]	1,029,525
	Energizer Holdings, Inc.
4,240,000	5.500%, 6/15/2025[e]	4,128,700
	Envision Healthcare Corporation
3,795,000	5.125%, 7/1/2022[e]	3,785,512
	Grifols Worldwide Operations, Ltd.
4,395,000	5.250%, 4/1/2022	4,348,325
	HCA, Inc.
650,000	3.750%, 3/15/2019	648,375
2,645,000	6.500%, 2/15/2020	2,883,050
4,810,000	5.875%, 3/15/2022	5,158,725
3,360,000	4.750%, 5/1/2023	3,371,760
3,705,000	5.375%, 2/1/2025	3,667,950
	Hologic, Inc.
800,000	5.250%, 7/15/2022[e]	808,000
	JBS USA, LLC
3,250,000	5.875%, 7/15/2024[e]	3,046,875
5,455,000	5.750%, 6/15/2025[e]	5,018,600
	Kindred Escrow Corporation II
4,150,000	8.750%, 1/15/2023[e]	4,497,563
	MPH Acquisition Holdings, LLC
4,645,000	6.625%, 4/1/2022[e]	4,645,000
	Omnicare, Inc.
1,590,000	4.750%, 12/1/2022	1,717,200
2,545,000	5.000%, 12/1/2024	2,761,325
	Ortho-Clinical Diagnostics, Inc.
4,600,000	6.625%, 5/15/2022[e]	3,956,000
	Prestige Brands, Inc.
1,080,000	5.375%, 12/15/2021[e]	1,053,000
	Quintiles Transnational Holdings, Inc.
930,000	4.875%, 5/15/2023[e]	920,700

Principal Amount	Long-Term Fixed Income (87.2%)	Value
Consumer Non-Cyclical (12.7%) - continued
	Revlon Consumer Products Corporation
$4,760,000	5.750%, 2/15/2021[f]	$4,617,200
	Spectrum Brands Escrow Corporation
2,220,000	6.375%, 11/15/2020	2,342,100
2,030,000	6.625%, 11/15/2022	2,146,725
	Spectrum Brands, Inc.
2,120,000	5.750%, 7/15/2025[e]	2,162,400
	Teleflex, Inc.
2,525,000	5.250%, 6/15/2024	2,537,625
	Tenet Healthcare Corporation
3,250,000	6.000%, 10/1/2020	3,428,750
4,335,000	8.125%, 4/1/2022	4,607,671
	TreeHouse Foods, Inc.
4,155,000	4.875%, 3/15/2022	3,988,800
	Valeant Pharmaceuticals International
2,600,000	7.250%, 7/15/2022[e]	2,647,450
2,645,000	5.500%, 3/1/2023[e]	2,512,750
	Visant Corporation
2,170,000	10.000%, 10/1/2017[f]	1,773,975
	VPII Escrow Corporation
3,170,000	7.500%, 7/15/2021[e]	3,265,100

	Total	104,318,355

Energy (10.7%)
	Antero Resources Corporation
1,585,000	5.125%, 12/1/2022	1,363,100
2,640,000	5.625%, 6/1/2023[e]	2,316,600
	California Resources Corporation
4,255,000	6.000%, 11/15/2024[f]	2,534,384
	Chaparral Energy, Inc.
3,165,000	7.625%, 11/15/2022	933,675
	Concho Resources, Inc.
4,740,000	6.500%, 1/15/2022	4,668,900
	Crestwood Midstream Partners, LP
2,435,000	6.125%, 3/1/2022	2,107,979
2,635,000	6.250%, 4/1/2023[e]	2,239,750
	Diamondback Energy, Inc.
4,555,000	7.625%, 10/1/2021[f]	4,782,750
	EP Energy, LLC
3,715,000	6.375%, 6/15/2023[f]	2,742,116
	Exterran Partners, LP
3,780,000	6.000%, 4/1/2021	3,194,100
	Halcon Resources Corporation
2,655,000	8.625%, 2/1/2020[e,f]	2,206,969
	Hornbeck Offshore Services, Inc.
2,115,000	5.875%, 4/1/2020	1,660,275
1,590,000	5.000%, 3/1/2021	1,180,575
	Laredo Petroleum, Inc.
4,330,000	5.625%, 1/15/2022	3,875,350
530,000	6.250%, 3/15/2023	482,300
	Linn Energy, LLC
1,750,000	8.625%, 4/15/2020	472,500
2,195,000	7.750%, 2/1/2021	504,850
	MarkWest Energy Partners, LP
3,590,000	4.875%, 12/1/2024	3,284,850
	MEG Energy Corporation
1,055,000	6.500%, 3/15/2021[e]	865,100
3,160,000	6.375%, 1/30/2023[e]	2,472,700
	Noble Energy, Inc.
6,380,000	5.875%, 6/1/2024	6,348,100
	Offshore Group Investment, Ltd.
4,230,000	7.125%, 4/1/2023	1,353,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
208

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (87.2%)	Value
Energy (10.7%) - continued
	Pacific Drilling V, Ltd.
$4,908,000	7.250%, 12/1/2017[e]	$3,337,440
	Precision Drilling Corporation
2,450,000	6.625%, 11/15/2020	2,137,625
1,060,000	6.500%, 12/15/2021	901,000
1,350,000	5.250%, 11/15/2024	1,073,250
	Rice Energy, Inc.
4,605,000	6.250%, 5/1/2022[f]	4,107,107
1,060,000	7.250%, 5/1/2023[e,f]	993,750
	Sabine Pass Liquefaction, LLC
2,645,000	5.625%, 2/1/2021	2,453,238
3,250,000	5.750%, 5/15/2024	2,892,500
3,200,000	5.625%, 3/1/2025[e]	2,820,000
	Sunoco, LP
2,665,000	5.500%, 8/1/2020[e]	2,625,025
1,330,000	6.375%, 4/1/2023[e]	1,296,750
	Tesoro Logistics, LP
2,400,000	5.500%, 10/15/2019[e]	2,352,000
2,130,000	6.250%, 10/15/2022[e]	2,076,750
	United Refining Company
3,062,000	10.500%, 2/28/2018	3,169,170
	WPX Energy, Inc.
2,190,000	7.500%, 8/1/2020[f]	2,003,850
2,670,000	8.250%, 8/1/2023[f]	2,423,025

	Total	88,253,003

Financials (9.1%)
	AerCap Ireland Capital, Ltd.
3,190,000	5.000%, 10/1/2021	3,253,800
	Ally Financial, Inc.
1,460,000	3.250%, 2/13/2018	1,438,100
6,370,000	4.125%, 3/30/2020	6,298,338
2,380,000	4.125%, 2/13/2022	2,293,725
	Argos Merger Sub, Inc.
3,705,000	7.125%, 3/15/2023[e]	3,746,681
	Banco do Brasil SA/Cayman Islands
1,750,000	6.250%, 12/31/2049[e,h]	822,500
	BBVA International Preferred SA Unipersonal
1,585,000	5.919%, 12/29/2049[h]	1,604,812
	CIT Group, Inc.
3,795,000	3.875%, 2/19/2019	3,773,653
	Corrections Corporation of America
3,585,000	4.625%, 5/1/2023	3,441,600
	Credit Agricole SA
1,065,000	6.625%, 9/29/2049[e,f,h]	1,023,731
	CyrusOne, LP
4,540,000	6.375%, 11/15/2022	4,619,450
	DDR Corporation
780,000	4.625%, 7/15/2022	816,936
	Developers Diversified Realty Corporation
3,190,000	7.875%, 9/1/2020	3,896,853
	Drawbridge Special Opportunities Fund, LP
3,785,000	5.000%, 8/1/2021[e]	3,699,838
	HSBC Holdings plc
1,065,000	6.375%, 12/29/2049[h]	1,018,406
	Icahn Enterprises, LP
5,500,000	4.875%, 3/15/2019	5,508,250
8,235,000	6.000%, 8/1/2020	8,461,463
	ILFC E-Capital Trust II
1,895,000	6.250%, 12/21/2065[e,i]	1,752,875

Principal Amount	Long-Term Fixed Income (87.2%)	Value
Financials (9.1%) - continued
	International Lease Finance Corporation
$1,600,000	8.875%, 9/1/2017	$1,750,000
	Jefferies Finance, LLC
2,650,000	7.375%, 4/1/2020*	2,554,070
	Lloyds Banking Group plc
1,080,000	6.657%, 1/29/2049[e,h]	1,206,900
	MPT Operating Partnership, LP
1,192,000	6.375%, 2/15/2022	1,245,640
3,010,000	5.500%, 5/1/2024	3,085,250
	Quicken Loans, Inc.
4,255,000	5.750%, 5/1/2025[e]	3,994,381
	RHP Hotel Properties, LP
790,000	5.000%, 4/15/2021	790,000
960,000	5.000%, 4/15/2023[e]	955,200
	Royal Bank of Scotland Group plc
1,865,000	7.500%, 12/29/2049[h]	1,860,916

	Total	74,913,368

Technology (6.4%)
	AECOM
2,660,000	5.750%, 10/15/2022[e]	2,674,976
1,065,000	5.875%, 10/15/2024[e]	1,072,988
	Alliance Data Systems Corporation
6,880,000	5.375%, 8/1/2022[e]	6,708,000
	Amkor Technology, Inc.
3,130,000	6.625%, 6/1/2021	2,973,500
	Brocade Communications Systems, Inc.
3,790,000	4.625%, 1/15/2023	3,638,400
	CommScope Technologies Finance, LLC
4,775,000	6.000%, 6/15/2025[e]	4,581,040
	Denali Borrower, LLC
6,680,000	5.625%, 10/15/2020[e]	6,943,860
	Equinix, Inc.
3,185,000	5.750%, 1/1/2025	3,161,112
	First Data Corporation
1,850,000	12.625%, 1/15/2021	2,102,062
2,113,000	11.750%, 8/15/2021	2,345,430
3,700,000	5.375%, 8/15/2023[e]	3,663,000
	NXP Funding, LLC
3,715,000	5.750%, 3/15/2023[e]	3,863,600
	Plantronics, Inc.
2,390,000	5.500%, 5/31/2023[e]	2,395,975
	Sensata Technologies BV
4,870,000	4.875%, 10/15/2023[e]	4,650,850
	SS&C Technologies Holdings, Inc.
1,590,000	5.875%, 7/15/2023[e]	1,617,825

	Total	52,392,618

Transportation (4.5%)
	Air Medical Merger Sub Corporation
3,190,000	6.375%, 5/15/2023[e,f]	2,894,925
	American Airlines Pass Through Trust
3,689,325	5.600%, 7/15/2020[e]	3,763,112
	Avis Budget Car Rental, LLC
3,670,000	5.125%, 6/1/2022[e]	3,541,550
3,550,000	5.500%, 4/1/2023	3,436,506
	Continental Airlines, Inc.
1,560,000	6.125%, 4/29/2018	1,618,500
	Delta Air Lines Pass Through Trust
2,200,707	6.875%, 5/7/2019*	2,365,760
	Dynagas LNG Partners, LP
2,130,000	6.250%, 10/30/2019	1,767,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
209

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (87.2%)	Value
Transportation (4.5%) - continued
	Eletson Holdings, Inc.
$2,170,000	9.625%, 1/15/2022*	$1,963,850
	Navios Maritime Holdings, Inc.
2,220,000	8.125%, 2/15/2019[f]	1,620,600
1,895,000	8.125%, 11/15/2021[e]	1,752,875
	Navios South American Logistics, Inc.
1,900,000	7.250%, 5/1/2022[e]	1,710,000
	Teekay Offshore Partners, LP
3,790,000	6.000%, 7/30/2019	2,766,700
	Ultrapetrol Bahamas, Ltd.
3,720,000	8.875%, 6/15/2021	2,343,600
	United Airlines Pass Through Trust
1,419,036	5.375%, 8/15/2021	1,454,512
	XPO Logistics, Inc.
2,390,000	7.875%, 9/1/2019[e]	2,330,250
1,600,000	6.500%, 6/15/2022[e]	1,353,000

	Total	36,683,640

Utilities (4.6%)
	Access Midstream Partners, LP
2,615,000	4.875%, 5/15/2023	2,418,875
	AES Corporation
2,650,000	4.875%, 5/15/2023	2,325,375
1,060,000	5.500%, 3/15/2024	939,690
	Calpine Corporation
3,720,000	5.375%, 1/15/2023	3,468,900
	Chesapeake Midstream Partners, LP
930,000	6.125%, 7/15/2022	946,243
	Covanta Holding Corporation
2,600,000	7.250%, 12/1/2020	2,697,500
1,850,000	6.375%, 10/1/2022	1,887,000
	Dynegy Finance I, Inc.
1,065,000	6.750%, 11/1/2019	1,067,663
	Dynegy Finance I, Inc.
4,250,000	7.625%, 11/1/2024	4,292,500
	Electricite de France SA
2,500,000	5.250%, 12/29/2049[e,h]	2,406,250
	Energy Transfer Equity, LP
4,245,000	5.500%, 6/1/2027	3,523,350
	Holly Energy Partners, LP
1,640,000	6.500%, 3/1/2020	1,558,000
	Regency Energy Partners, LP
4,650,000	5.500%, 4/15/2023	4,498,875
	Targa Resources Partners, LP
3,465,000	5.250%, 5/1/2023	3,075,187
2,670,000	6.750%, 3/15/2024[e]	2,549,850

	Total	37,655,258

	Total Long-Term Fixed Income (cost $764,187,496)	717,399,180

Shares	Preferred Stock (1.1%)	Value
Financials (1.0%)
62,331	Citigroup, Inc., 6.875%[h]	1,662,368
48,000	Discover Financial Services, 6.500%[h]	1,238,880
86,021	Goldman Sachs Group, Inc., 5.500%[h]	2,105,794
20,016	Morgan Stanley, 6.875%[h]	535,028
18,720	PNC Financial Services Group, Inc., 6.125%[h]	513,115
1,560	Wells Fargo & Company, Convertible, 7.500%[h]	1,822,080

	Total	7,877,265

Shares	Preferred Stock (1.1%)	Value
Materials (0.1%)
43,350	CHS, Inc., 7.100%[h]	$1,151,376

	Total	1,151,376

	Total Preferred Stock (cost $9,184,908)	9,028,641

Shares	Common Stock (<0.1%)	Value
Consumer Discretionary (<0.1%)
121,520	TVMAX Holdings, Inc.[j,k]	12

	Total	12

Financials (<0.1%)
10	New Cotai, LLC*,j,k	59,373

	Total	59,373

	Total Common Stock (cost $6,579,196)	59,385

Shares	Collateral Held for Securities Loaned (6.0%)	Value
49,088,256	Thrivent Cash Management Trust	49,088,256

	Total Collateral Held for Securities Loaned (cost $49,088,256)	49,088,256

Shares or Principal Amount	Short-Term Investments (5.3%)[l]	Value
	Thrivent Cash Management Trust
42,880,042	0.110%	42,880,042
	U.S. Treasury Bill
700,000	0.045%, 11/12/2015	699,963

	Total Short-Term Investments (at amortized cost)	43,580,005

	Total Investments (cost $917,628,604) 104.9%	$862,603,157

	Other Assets and Liabilities, Net (4.9%)	(40,595,285)

	Total Net Assets 100.0%	$822,007,872

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
210

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2015.

e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2015, the value of these investments was $284,464,111 or 34.6% of total net assets.

f	All or a portion of the security is on loan.
g	Defaulted security. Interest is not being accrued.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2015.
j

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of September 30, 2015.

Security	Acquisition Date	Cost
Bluescope Steel, Ltd., 5/1/2018	4/11/2013	$1,590,000
Delta Air Lines Pass Through Trust, 5/7/2019	5/3/2013	2,306,039
Digicel, Ltd., 2/15/2020	2/7/2012	1,680,000
Eileme 2 AB, 1/31/2020	1/19/2012	4,179,060
Eletson Holdings, Inc., 1/15/2022	12/12/2013	2,139,989
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,650,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	3,245,874
New Cotai, LLC	4/12/2013	308,750
New Cotai, LLC, 5/1/2019	4/12/2013	4,274,750
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	3,594,042
Tunica-Biloxi Gaming Authority, 11/15/2015	11/8/2005	4,767,755

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$9,308,082
Gross unrealized depreciation	(64,333,529)

Net unrealized appreciation (depreciation)	$(55,025,447)

Cost for federal income tax purposes	$917,628,604

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
211

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,599,307	–	2,599,307	–
Communications Services	20,911,046	–	13,635,473	7,275,573
Consumer Cyclical	8,296,512	–	8,296,512	–
Consumer Non-Cyclical	5,159,408	–	5,159,408	–
Technology	6,481,417	–	6,481,417	–
Long-Term Fixed Income
Asset-Backed Securities	2,552,013	–	2,552,013	–
Basic Materials	24,307,150	–	24,307,150	–
Capital Goods	64,429,054	–	64,429,054	–
Communications Services	122,905,482	–	122,905,482	–
Consumer Cyclical	108,989,239	–	108,989,239	–
Consumer Non-Cyclical	104,318,355	–	104,318,355	–
Energy	88,253,003	–	88,253,003	–
Financials	74,913,368	–	74,913,368	–
Technology	52,392,618	–	52,392,618	–
Transportation	36,683,640	–	36,683,640	–
Utilities	37,655,258	–	37,655,258	–
Preferred Stock
Financials	7,877,265	7,877,265	–	–
Materials	1,151,376	1,151,376	–	–
Common Stock
Consumer Discretionary	12	–	–	12
Financials	59,373	–	–	59,373
Collateral Held for Securities Loaned	49,088,256	49,088,256	–	–
Short-Term Investments	43,580,005	42,880,042	699,963	–

Total	$862,603,157	$100,996,939	$754,271,260	$7,334,958

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$55,520,434	$176,443,490	$182,875,668	49,088,256	$49,088,256	$205,347
Cash Management Trust-Short Term Investment	25,362,738	170,568,489	153,051,185	42,880,042	42,880,042	19,514
Total Value and Income Earned	80,883,172				91,968,298	224,861

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
212

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (4.1%)[a]	Value
Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$1,600,830	3.750%, 6/30/2019	$1,305,685
	Ineos US Finance, LLC, Term Loan
1,529,874	3.750%, 12/15/2020	1,480,153

	Total	2,785,838

Capital Goods (0.3%)
	ADS Waste Holdings, Inc., Term Loan
1,498,222	3.750%, 10/9/2019	1,474,340
	Berry Plastics Group, Inc., Term Loan
1,560,000	3.500%, 2/8/2020	1,544,150
	Sterigenics-Nordion Holdings, LLC, Term Loan
745,000	4.250%, 5/16/2022	738,951

	Total	3,757,441

Communications Services (1.6%)
	CCO Safari III, LLC, Term Loan
620,000	3.500%, 1/24/2023	616,255
	Charter Communications Operating, LLC, Term Loan
938,400	3.000%, 1/3/2021	921,743
	Clear Channel Communications, Inc., Term Loan
384,298	7.694%, 7/30/2019	319,928
	CSC Holdings, LLC, Term Loan
775,000	0.000%, 9/25/2022[b,c]	769,963
	Hargray Communications Group, Inc., Term Loan
1,541,696	5.250%, 6/26/2019	1,543,623
	iHeartCommunications, Inc., Term Loan
1,194,893	6.944%, 1/30/2019	988,774
	IMG Worldwide, Inc., Term Loan
1,246,843	5.250%, 5/6/2021	1,239,051
	Intelsat Jackson Holdings SA, Term Loan
1,789,713	3.750%, 6/30/2019	1,739,154
	Level 3 Communications, Inc., Term Loan
1,600,000	4.000%, 1/15/2020	1,594,000
	LTS Buyer, LLC, Term Loan
1,556,020	4.000%, 4/13/2020	1,524,900
	NEP/NCP Holdco, Inc., Term Loan
1,560,290	4.250%, 1/22/2020	1,525,183
	TNS, Inc., Term Loan
1,307,429	5.000%, 2/14/2020	1,304,984
	Univision Communications, Inc., Term Loan
1,621,318	4.000%, 3/1/2020	1,609,661
	Virgin Media Investment Holdings, Ltd., Term Loan
1,077,314	3.500%, 6/30/2023	1,060,486
	WideOpenWest Finance, LLC, Term Loan
1,560,160	4.500%, 4/1/2019	1,543,341
	Yankee Cable Acquisition, LLC, Term Loan
1,465,958	3.444%, 3/1/2020	1,460,006
	Zayo Group, LLC, Term Loan
1,556,026	3.750%, 7/2/2019	1,544,885

	Total	21,305,937

Principal Amount	Bank Loans (4.1%)[a]	Value
Consumer Cyclical (0.5%)
	Amaya Gaming Group, Inc., Term Loan
$1,556,100	5.000%, 8/1/2021	$1,528,868
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,301,838	4.250%, 8/13/2021	1,301,825
	Chrysler Group, LLC, Term Loan
1,539,796	3.500%, 5/24/2017	1,531,328
	MGM Resorts International, Term Loan
933,600	3.500%, 12/20/2019	925,664
	ROC Finance, LLC, Term Loan
1,568,000	5.000%, 6/20/2019	1,484,708

	Total	6,772,393

Consumer Non-Cyclical (0.5%)
	Albertsons, Inc., Term Loan
1,700,532	5.375%, 3/21/2019	1,699,817
	CHS/Community Health Systems, Inc., Term Loan
429,997	3.575%, 12/31/2018	429,167
403,547	3.750%, 1/27/2021	402,663
742,515	4.000%, 1/27/2021	742,329
	JBS USA, LLC, Term Loan
950,000	1.500%, 9/19/2022	949,591
	McGraw-Hill Global Education Holdings, LLC, Term Loan
667,584	4.750%, 3/22/2019	667,865
	Roundy’s Supermarkets, Inc., Term Loan
1,304,030	5.750%, 3/3/2021	1,135,589
	Visant Corporation, Term Loan
1,150,095	7.000%, 9/23/2021	1,056,167

	Total	7,083,188

Energy (0.1%)
	Arch Coal, Inc., Term Loan
1,552,916	6.250%, 5/16/2018	873,515
	McJunkin Red Man Corporation, Term Loan
425,562	4.750%, 11/8/2019	414,570
	Offshore Group Investment, Ltd., Term Loan
780,000	5.750%, 3/28/2019	246,254

	Total	1,534,339

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
1,556,000	4.000%, 10/15/2019	1,551,456

	Total	1,551,456

Technology (0.5%)
	BMC Software, Inc., Term Loan
1,506,967	5.000%, 9/10/2020	1,366,065
	First Data Corporation, Term Loan
1,600,000	3.696%, 3/23/2018	1,585,504
	Freescale Semiconductor, Inc., Term Loan
1,560,210	4.250%, 2/28/2020	1,558,260
	Infor US, Inc., Term Loan
820,812	3.750%, 6/3/2020[b,c]	793,282
	SunGard Data Systems, Inc., Term Loan
435,845	4.000%, 3/8/2020	435,166

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
213

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (4.1%)[a]	Value
Technology (0.5%) - continued
	Syniverse Holdings, Inc., Term Loan
$614,289	4.000%, 4/23/2019	$552,860

	Total	6,291,137

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,552,350	3.250%, 6/27/2020	1,535,274

	Total	1,535,274

Utilities (0.2%)
	Calpine Corporation, Term Loan
1,261,000	4.000%, 10/9/2019	1,257,318
1,255,699	3.500%, 5/27/2022	1,234,076

	Total	2,491,394

	Total Bank Loans (cost $57,654,873)	55,108,397

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Asset-Backed Securities (1.4%)
	Bayview Opportunity Master Fund Trust
4,131,232	3.721%, 7/28/2035[d,e]	4,146,356
	CAM Mortgage, LLC
3,139,281	3.500%, 7/15/2064*,e	3,138,547
	GMAC Mortgage Corporation Loan Trust
2,211,066	0.379%, 8/25/2035[f,g]	2,038,094
3,200,211	0.379%, 12/25/2036[f,g]	2,812,595
	IndyMac Seconds Asset-Backed Trust
514,691	0.534%, 10/25/2036[f,g]	324,505
	Renaissance Home Equity Loan Trust
2,112,891	5.746%, 5/25/2036[e]	1,476,790
2,000,000	6.011%, 5/25/2036[e]	1,399,802
	Vericrest Opportunity Loan Transferee
3,468,471	3.500%, 6/26/2045[d]	3,464,736

	Total	18,801,425

Basic Materials (3.8%)
	Albemarle Corporation
3,150,000	4.150%, 12/1/2024	3,159,910
	Alcoa, Inc.
1,260,000	5.125%, 10/1/2024[h]	1,200,150
	Anglo American Capital plc
1,910,000	4.125%, 4/15/2021[d]	1,627,469
	ArcelorMittal SA
1,750,000	6.000%, 8/5/2020	1,581,562
620,000	6.250%, 3/1/2021	559,159
	Barrick Gold Corporation
1,910,000	4.100%, 5/1/2023	1,690,180
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,755,135
1,870,000	3.500%, 10/1/2024	1,785,717
	Freeport-McMoRan, Inc.
3,220,000	3.550%, 3/1/2022[h]	2,415,000
3,175,000	3.875%, 3/15/2023	2,361,406
2,520,000	4.550%, 11/14/2024[h]	1,877,400
	Georgia-Pacific, LLC
2,190,000	5.400%, 11/1/2020[d]	2,454,022
3,780,000	3.163%, 11/15/2021[d]	3,823,735
	Glencore Funding, LLC
3,180,000	4.125%, 5/30/2023[d]	2,502,262

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Basic Materials (3.8%) - continued
	International Paper Company
$2,500,000	3.800%, 1/15/2026	$2,463,098
1,190,000	4.800%, 6/15/2044	1,101,992
	LYB International Finance BV
2,555,000	4.000%, 7/15/2023	2,566,876
1,910,000	4.875%, 3/15/2044	1,809,576
	LyondellBasell Industries NV
3,170,000	6.000%, 11/15/2021	3,582,395
	Sappi Papier Holding GmbH
1,910,000	6.625%, 4/15/2021[d]	1,931,488
	Vale SA
1,930,000	5.625%, 9/11/2042[h]	1,322,050
	Weyerhaeuser Company
1,265,000	4.625%, 9/15/2023	1,351,186
2,570,000	7.375%, 3/15/2032	3,230,272
	Xstrata Finance Canada, Ltd.
3,120,000	4.950%, 11/15/2021[d]	2,587,650
	Yara International ASA
50,000	7.875%, 6/11/2019[d]	58,441

	Total	51,798,131

Capital Goods (2.3%)
	BAE Systems plc
3,880,000	4.750%, 10/11/2021[d]	4,228,804
	Danaher Corporation
1,880,000	3.350%, 9/15/2025	1,917,736
	Huntington Ingalls Industries, Inc.
630,000	5.000%, 12/15/2021[d]	642,600
	L-3 Communications Corporation
2,560,000	3.950%, 5/28/2024	2,454,139
	Pentair Finance SA
3,130,000	3.625%, 9/15/2020	3,169,128
	Republic Services, Inc.
2,200,000	5.250%, 11/15/2021	2,468,343
3,170,000	3.550%, 6/1/2022	3,249,932
1,870,000	3.200%, 3/15/2025	1,818,992
	Reynolds Group Issuer, Inc.
1,940,000	9.875%, 8/15/2019	2,007,900
	Textron, Inc.
2,360,000	5.600%, 12/1/2017	2,537,349
1,280,000	4.300%, 3/1/2024	1,317,208
630,000	3.875%, 3/1/2025	631,709
	United Rentals, Inc.
1,250,000	5.500%, 7/15/2025	1,168,750
	Waste Management, Inc.
3,140,000	4.100%, 3/1/2045	2,940,607

	Total	30,553,197

Collateralized Mortgage Obligations (0.9%)
	CitiMortgage Alternative Loan Trust
1,901,803	5.750%, 4/25/2037	1,633,991
	Countrywide Alternative Loan Trust
2,488,257	6.000%, 1/25/2037	2,288,855
	Deutsche Alt-A Securities Mortgage Loan Trust
2,109,182	0.969%, 4/25/2047[g]	1,814,738
	HomeBanc Mortgage Trust
2,135,255	2.222%, 4/25/2037	1,600,179
	Wachovia Mortgage Loan Trust, LLC
2,011,807	2.789%, 5/20/2036	1,761,398
	WaMu Mortgage Pass Through Certificates
562,874	0.484%, 10/25/2045[g]	520,565

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
214

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
	Washington Mutual Mortgage Pass Through Certificates
$3,844,409	0.949%, 2/25/2047[g]	$2,756,311

	Total	12,376,037

Commercial Mortgage-Backed Securities (0.6%)
	Bear Stearns Commercial Mortgage Securities, Inc.
2,946,933	5.331%, 2/11/2044	3,075,525
	Citigroup/Deutsche Bank Commercial Mortgage
1,900,000	5.322%, 12/11/2049	1,961,799
	Credit Suisse First Boston Mortgage Securities
3,200,000	5.542%, 1/15/2049	3,342,864

	Total	8,380,188

Communications Services (10.1%)
	21st Century Fox America, Inc.
1,900,000	7.625%, 11/30/2028	2,437,027
1,880,000	6.150%, 2/15/2041	2,144,093
	America Movil SAB de CV
4,100,000	1.336%, 9/12/2016[g]	4,098,922
	American Tower Corporation
3,500,000	3.450%, 9/15/2021	3,515,802
	AT&T, Inc.
3,100,000	2.450%, 6/30/2020	3,052,223
1,240,000	3.400%, 5/15/2025	1,183,575
3,190,000	4.300%, 12/15/2042	2,741,346
	British Sky Broadcasting Group plc
940,000	2.625%, 9/16/2019[d]	945,899
2,510,000	3.750%, 9/16/2024[d]	2,474,072
	CCO Safari II, LLC
4,370,000	4.464%, 7/23/2022[d]	4,372,307
3,120,000	6.484%, 10/23/2045[d]	3,147,612
	CenturyLink, Inc.
2,700,000	5.800%, 3/15/2022	2,308,500
	Columbus International, Inc.
1,910,000	7.375%, 3/30/2021[d]	1,976,850
	Comcast Corporation
3,740,000	3.375%, 8/15/2025	3,768,764
2,700,000	6.400%, 5/15/2038	3,382,104
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[d]	2,262,001
2,500,000	3.850%, 2/1/2025[d]	2,368,158
	DIRECTV Holdings, LLC
3,310,000	3.800%, 3/15/2022	3,331,568
3,190,000	4.450%, 4/1/2024	3,272,388
1,250,000	3.950%, 1/15/2025	1,226,028
	Frontier Communications Corporation
1,880,000	6.875%, 1/15/2025[h]	1,485,200
	Hughes Satellite Systems Corporation
2,322,000	6.500%, 6/15/2019	2,493,131
	NBCUniversal Media, LLC
4,510,000	4.375%, 4/1/2021	4,941,034
	Numericable-SFR
1,920,000	6.000%, 5/15/2022[d]	1,850,400
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,584,681
940,000	3.650%, 11/1/2024	923,067
	Scripps Networks Interactive, Inc.
3,110,000	3.500%, 6/15/2022	3,045,306

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Communications Services (10.1%) - continued
	SES Global Americas Holdings GP
$3,180,000	2.500%, 3/25/2019[d]	$3,180,445
	Sprint Communications, Inc.
1,290,000	7.000%, 3/1/2020[d]	1,290,000
	Sprint Corporation
1,280,000	7.125%, 6/15/2024	985,088
	Telefonica Emisiones SAU
4,470,000	5.462%, 2/16/2021	4,994,608
1,600,000	4.570%, 4/27/2023	1,673,134
	Time Warner Cable, Inc.
3,800,000	4.125%, 2/15/2021	3,905,720
	Time Warner Entertainment Company, LP
3,620,000	8.375%, 3/15/2023	4,433,486
	Time Warner, Inc.
2,490,000	4.750%, 3/29/2021	2,707,519
3,740,000	3.600%, 7/15/2025	3,662,208
1,600,000	7.700%, 5/1/2032	2,077,704
	Univision Communications, Inc.
1,920,000	6.750%, 9/15/2022[d]	1,987,200
940,000	5.125%, 2/15/2025[d]	881,250
	UPCB Finance VI, Ltd.
2,340,000	6.875%, 1/15/2022[d]	2,465,775
	Verizon Communications, Inc.
3,777,000	2.625%, 2/21/2020	3,788,206
3,830,000	3.450%, 3/15/2021	3,921,840
5,030,000	3.500%, 11/1/2024	4,945,546
280,000	6.400%, 9/15/2033	320,767
1,910,000	5.050%, 3/15/2034	1,905,588
5,854,000	4.272%, 1/15/2036	5,308,911
3,200,000	6.550%, 9/15/2043	3,780,621
6,457,000	4.522%, 9/15/2048	5,674,334

	Total	137,222,008

Consumer Cyclical (5.4%)
	Alibaba Group Holding, Ltd.
3,150,000	3.125%, 11/28/2021[d]	3,025,046
2,520,000	3.600%, 11/28/2024[d]	2,354,083
	American Honda Finance Corporation
4,400,000	3.875%, 9/21/2020[d]	4,724,280
	CVS Health Corporation
3,190,000	2.750%, 12/1/2022	3,137,582
1,910,000	6.125%, 9/15/2039	2,313,594
3,120,000	5.125%, 7/20/2045	3,353,853
	Family Tree Escrow, LLC
1,870,000	5.750%, 3/1/2023[d]	1,940,125
	Ford Motor Credit Company, LLC
2,560,000	1.561%, 5/9/2016[g]	2,568,069
3,500,000	2.597%, 11/4/2019	3,464,129
2,575,000	4.250%, 9/20/2022	2,654,925
2,510,000	3.664%, 9/8/2024	2,436,045
	General Motors Company
3,150,000	5.000%, 4/1/2035	2,917,924
	General Motors Financial Company, Inc.
4,370,000	3.200%, 7/13/2020	4,311,141
1,890,000	4.375%, 9/25/2021	1,929,656
3,100,000	3.450%, 4/10/2022	2,981,847
2,510,000	4.000%, 1/15/2025	2,376,968
	Hilton Worldwide Finance, LLC
1,910,000	5.625%, 10/15/2021	1,972,075
	Hyundai Capital America
2,065,000	2.875%, 8/9/2018[d]	2,099,085

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
215

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Consumer Cyclical (5.4%) - continued
	Jaguar Land Rover Automotive plc
$1,910,000	4.125%, 12/15/2018[d]	$1,869,699
	Johnson Controls, Inc.
1,150,000	5.250%, 12/1/2041	1,160,927
	L Brands, Inc.
1,900,000	5.625%, 2/15/2022	2,009,250
	Lennar Corporation
1,880,000	4.500%, 11/15/2019	1,895,980
	Macy’s Retail Holdings, Inc.
3,570,000	3.875%, 1/15/2022	3,635,199
3,190,000	3.625%, 6/1/2024	3,085,256
	MGM Resorts International
1,880,000	6.000%, 3/15/2023[h]	1,825,950
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	2,051,389
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019	2,270,000
960,000	4.375%, 4/15/2023	943,200
	ZF North America Capital, Inc.
1,870,000	4.500%, 4/29/2022[d]	1,767,150

	Total	73,074,427

Consumer Non-Cyclical (9.9%)
	AbbVie, Inc.
1,190,000	2.900%, 11/6/2022	1,159,435
	Actavis Funding SCS
3,760,000	3.450%, 3/15/2022	3,716,899
2,555,000	3.850%, 6/15/2024	2,502,730
3,130,000	3.800%, 3/15/2025	3,023,702
	Altria Group, Inc.
2,175,000	4.000%, 1/31/2024	2,252,473
804,000	9.950%, 11/10/2038	1,285,622
	Amgen, Inc.
1,870,000	3.625%, 5/22/2024	1,875,483
3,750,000	3.125%, 5/1/2025	3,590,625
1,870,000	4.400%, 5/1/2045	1,716,963
	Becton Dickinson and Company
3,120,000	3.125%, 11/8/2021	3,141,397
	Biogen, Inc.
3,740,000	3.625%, 9/15/2022	3,769,471
	Boston Scientific Corporation
3,190,000	6.000%, 1/15/2020	3,577,569
4,360,000	3.375%, 5/15/2022	4,355,854
	BRF SA
3,830,000	4.750%, 5/22/2024[d]	3,619,350
	Bunge Limited Finance Corporation
2,530,000	8.500%, 6/15/2019	3,022,669
	Cardinal Health, Inc.
3,120,000	4.900%, 9/15/2045	3,169,262
	Celgene Corporation
3,770,000	3.950%, 10/15/2020	4,014,055
3,750,000	3.550%, 8/15/2022	3,806,599
	Diageo Capital plc
3,120,000	2.625%, 4/29/2023	3,006,136
	Edwards Lifesciences Corporation
2,375,000	2.875%, 10/15/2018	2,423,970
	Endo Finance, LLC
1,260,000	6.000%, 2/1/2025[d]	1,223,775
	Forest Laboratories, Inc.
2,550,000	5.000%, 12/15/2021[d]	2,766,194
	H. J. Heinz Company
3,120,000	3.500%, 7/15/2022[d]	3,187,136
1,860,000	5.200%, 7/15/2045[d]	1,969,831

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Consumer Non-Cyclical (9.9%) - continued
	HCA, Inc.
$2,560,000	4.750%, 5/1/2023	$2,568,960
	Hospira, Inc.
1,870,000	5.600%, 9/15/2040	2,149,277
	Imperial Tobacco Finance plc
2,190,000	3.750%, 7/21/2022[d]	2,210,741
	JBS USA, LLC
1,910,000	7.250%, 6/1/2021[d]	1,981,625
	Kindred Escrow Corporation II
1,890,000	8.750%, 1/15/2023[d]	2,048,287
	Kraft Foods Group, Inc.
4,390,000	3.500%, 6/6/2022	4,478,871
	Kroger Company
2,520,000	2.950%, 11/1/2021	2,525,410
	Laboratory Corporation of America Holdings
1,250,000	3.200%, 2/1/2022	1,244,184
1,250,000	4.700%, 2/1/2045	1,142,165
	McKesson Corporation
2,510,000	3.796%, 3/15/2024	2,573,947
2,550,000	4.883%, 3/15/2044	2,594,133
	Omnicare, Inc.
1,870,000	4.750%, 12/1/2022	2,019,600
	Pernod Ricard SA
3,130,000	5.750%, 4/7/2021[d]	3,520,909
1,910,000	4.450%, 1/15/2022[d]	2,006,306
	Reynolds American, Inc.
3,120,000	4.000%, 6/12/2022	3,260,144
1,560,000	5.850%, 8/15/2045	1,735,609
	Roche Holdings, Inc.
2,200,000	2.875%, 9/29/2021[d]	2,250,899
	SABMiller Holdings, Inc.
5,040,000	3.750%, 1/15/2022[d]	5,168,122
	Spectrum Brands Escrow Corporation
1,460,000	6.375%, 11/15/2020	1,540,300
	Tenet Healthcare Corporation
1,910,000	8.125%, 4/1/2022	2,030,139
	Tyson Foods, Inc.
3,190,000	4.500%, 6/15/2022	3,380,673
	Valeant Pharmaceuticals International
2,560,000	6.375%, 10/15/2020[d]	2,545,600
	Watson Pharmaceuticals, Inc.
3,180,000	3.250%, 10/1/2022	3,101,095
	Whirlpool Corporation
3,245,000	3.700%, 3/1/2023	3,259,304
2,490,000	3.700%, 5/1/2025	2,473,305
	Zoetis, Inc.
3,190,000	3.250%, 2/1/2023	3,063,711

	Total	135,050,516

Energy (7.4%)
	Antero Resources Corporation
1,880,000	5.625%, 6/1/2023[d]	1,649,700
	Buckeye Partners, LP
1,910,000	4.150%, 7/1/2023	1,753,722
3,180,000	5.850%, 11/15/2043	2,909,786
	Canadian Natural Resources, Ltd.
3,110,000	3.450%, 11/15/2021	2,972,404
	Canadian Oil Sands, Ltd.
2,600,000	4.500%, 4/1/2022[d]	2,162,555
	Chaparral Energy, Inc.
1,920,000	7.625%, 11/15/2022[h]	566,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
216

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Energy (7.4%) - continued
	Concho Resources, Inc.
$1,930,000	6.500%, 1/15/2022	$1,901,050
	Continental Resources, Inc.
3,830,000	3.800%, 6/1/2024[h]	3,106,486
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	3,942,388
3,800,000	4.300%, 5/1/2024	3,469,142
1,280,000	4.700%, 11/1/2042	964,271
	Encana Corporation
1,870,000	3.900%, 11/15/2021	1,722,810
2,550,000	6.500%, 8/15/2034	2,408,592
	Energy Transfer Partners, LP
5,325,000	4.650%, 6/1/2021	5,317,327
2,950,000	4.050%, 3/15/2025	2,607,015
2,500,000	6.125%, 12/15/2045	2,219,538
	Enterprise Products Operating, LLC
2,490,000	3.700%, 2/15/2026	2,352,921
1,690,000	7.034%, 1/15/2068	1,782,950
	EQT Midstream Partners, LP
3,030,000	4.000%, 8/1/2024	2,674,717
	Hess Corporation
2,520,000	5.600%, 2/15/2041	2,348,378
	Hornbeck Offshore Services, Inc.
1,560,000	5.000%, 3/1/2021	1,158,300
	Linn Energy, LLC
1,970,000	7.750%, 2/1/2021	453,100
	Magellan Midstream Partners, LP
2,500,000	4.200%, 3/15/2045	2,079,185
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,553,420
3,120,000	3.850%, 6/1/2025[h]	2,762,120
	Marathon Petroleum Corporation
1,920,000	6.500%, 3/1/2041	2,038,474
	MPLX, LP
4,390,000	4.000%, 2/15/2025	4,026,780
	NiSource Finance Corporation
1,250,000	6.800%, 1/15/2019	1,430,578
	Noble Holding International, Ltd.
4,430,000	3.950%, 3/15/2022[h]	3,332,773
1,200,000	6.950%, 4/1/2045	900,390
	Occidental Petroleum Corporation
3,140,000	4.100%, 2/1/2021	3,381,152
	Pioneer Natural Resources Company
3,150,000	3.950%, 7/15/2022	3,114,881
	Sabine Pass Liquefaction, LLC
1,910,000	5.750%, 5/15/2024	1,699,900
	Spectra Energy Partners, LP
1,560,000	3.500%, 3/15/2025	1,456,489
	Suncor Energy, Inc.
1,940,000	6.850%, 6/1/2039	2,405,936
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	2,781,891
	Tesoro Logistics, LP
1,880,000	5.500%, 10/15/2019[d]	1,842,400
	Transocean, Inc.
2,550,000	3.800%, 10/15/2022[h]	1,574,625
	Valero Energy Corporation
2,300,000	4.900%, 3/15/2045	2,047,511
	Weatherford International, Ltd.
3,200,000	6.000%, 3/15/2018	3,239,050
	Williams Companies, Inc.
2,560,000	3.700%, 1/15/2023	1,985,203

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Energy (7.4%) - continued
	Williams Partners, LP
$1,930,000	4.500%, 11/15/2023	$1,808,937
1,600,000	3.900%, 1/15/2025	1,377,731
	Woodside Finance, Ltd.
3,130,000	3.650%, 3/5/2025[d]	2,831,254

	Total	101,114,232

Financials (30.1%)
	ABN AMRO Bank NV
2,480,000	4.750%, 7/28/2025[d]	2,460,406
	Aegon NV
2,600,000	2.619%, 7/29/2049[g,i]	2,054,260
	Air Lease Corporation
1,260,000	2.125%, 1/15/2018	1,247,400
2,510,000	3.750%, 2/1/2022	2,496,765
1,260,000	4.250%, 9/15/2024	1,234,800
	Ally Financial, Inc.
2,490,000	3.600%, 5/21/2018	2,461,988
1,860,000	4.125%, 3/30/2020	1,839,075
	American Express Company
1,880,000	4.900%, 12/29/2049[i]	1,806,116
	American International Group, Inc.
1,870,000	3.750%, 7/10/2025	1,899,045
1,880,000	3.875%, 1/15/2035	1,729,365
3,130,000	4.500%, 7/16/2044	3,073,344
	American Tower Trust I
3,200,000	1.551%, 3/15/2018*	3,175,165
	Ares Capital Corporation
3,190,000	4.875%, 11/30/2018	3,295,723
	Associated Banc-Corporation
3,150,000	4.250%, 1/15/2025	3,202,173
	Assured Guaranty US Holdings, Inc.
3,200,000	5.000%, 7/1/2024[h]	3,328,042
	AXA SA
2,580,000	8.600%, 12/15/2030	3,500,750
	Axis Specialty Finance, LLC
920,000	5.875%, 6/1/2020	1,039,608
	Banco de Brasil SA
3,190,000	9.000%, 12/31/2049[d,i]	1,856,803
	Bank of America Corporation
3,840,000	1.389%, 3/22/2018[g]	3,861,984
3,880,000	7.625%, 6/1/2019	4,566,481
1,900,000	4.100%, 7/24/2023	1,974,081
3,830,000	4.125%, 1/22/2024	4,003,851
2,830,000	4.200%, 8/26/2024	2,827,974
1,950,000	5.875%, 2/7/2042	2,280,192
3,110,000	4.750%, 4/21/2045	3,064,911
3,130,000	6.500%, 10/23/2049[i]	3,192,600
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[d]	2,502,259
3,760,000	0.688%, 11/29/2049[g,i]	2,350,000
	Barclays plc
1,890,000	4.375%, 9/11/2024	1,831,470
3,120,000	5.250%, 8/17/2045	3,142,205
	BBVA Bancomer SA/Texas
2,285,000	6.750%, 9/30/2022[d]	2,473,512
	BPCE SA
2,535,000	5.700%, 10/22/2023[d]	2,673,038
3,190,000	5.150%, 7/21/2024[d]	3,242,262
	Branch Banking and Trust Company
3,130,000	3.625%, 9/16/2025	3,132,532
	Camden Property Trust
3,140,000	3.500%, 9/15/2024	3,095,007
	Capital One Bank USA NA
5,425,000	2.250%, 2/13/2019	5,405,714

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
217

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Financials (30.1%) - continued
	Capital One Financial Corporation
$2,490,000	5.550%, 12/29/2049[i]	$2,458,875
	CIT Group, Inc.
3,120,000	5.250%, 3/15/2018	3,205,800
	Citigroup, Inc.
4,370,000	4.400%, 6/10/2025	4,395,062
3,805,000	5.500%, 9/13/2025	4,138,638
2,490,000	4.450%, 9/29/2027	2,476,571
	CNA Financial Corporation
3,775,000	7.350%, 11/15/2019	4,470,189
1,870,000	7.250%, 11/15/2023	2,222,351
	Compass Bank
1,575,000	2.750%, 9/29/2019	1,569,128
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3,120,000	4.375%, 8/4/2025	3,122,237
1,910,000	5.750%, 12/1/2043	2,087,945
1,290,000	11.000%, 12/29/2049[d,i]	1,586,055
	Credit Suisse Group AG
1,260,000	7.500%, 12/11/2049[d,i]	1,311,975
	Credit Suisse Group Funding, Ltd.
3,120,000	3.750%, 3/26/2025[d]	3,030,000
	DDR Corporation
2,510,000	3.625%, 2/1/2025	2,392,133
	Developers Diversified Realty Corporation
1,290,000	7.875%, 9/1/2020	1,575,843
	Discover Bank of Greenwood Delaware
1,635,000	4.200%, 8/8/2023	1,683,460
1,600,000	4.250%, 3/13/2026	1,620,005
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,279,026
1,260,000	3.750%, 12/1/2024	1,239,926
	Essex Portfolio, LP
2,940,000	3.500%, 4/1/2025	2,855,160
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[d]	2,042,173
	GE Capital Trust I
4,500,000	6.375%, 11/15/2067	4,826,250
	General Electric Capital Corporation
3,200,000	1.337%, 3/15/2023[g]	3,204,029
1,550,000	6.750%, 3/15/2032	2,098,963
	Glitnir Banki HF
50,000	Zero Coupon, 1/21/2011*,j	15,375
	Goldman Sachs Group, Inc.
2,900,000	5.375%, 3/15/2020	3,234,901
3,760,000	2.600%, 4/23/2020	3,770,231
3,275,000	5.250%, 7/27/2021	3,652,414
3,190,000	4.000%, 3/3/2024	3,283,346
4,450,000	3.850%, 7/8/2024	4,536,290
1,260,000	6.750%, 10/1/2037	1,503,077
2,490,000	5.150%, 5/22/2045	2,444,077
	Hartford Financial Services Group, Inc.
3,230,000	5.125%, 4/15/2022	3,581,947
	HCP, Inc.
2,200,000	4.250%, 11/15/2023	2,214,183
2,555,000	4.200%, 3/1/2024	2,552,563
	Health Care REIT, Inc.
1,280,000	6.125%, 4/15/2020	1,463,027
3,150,000	4.950%, 1/15/2021	3,432,114
930,000	4.000%, 6/1/2025	929,724
	Host Hotels & Resorts, LP
1,240,000	4.000%, 6/15/2025	1,222,337

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Financials (30.1%) - continued
	HSBC Finance Capital Trust IX
$3,100,000	5.911%, 11/30/2035	$3,092,250
	HSBC Finance Corporation
3,210,000	6.676%, 1/15/2021	3,755,783
	HSBC Holdings plc
1,870,000	5.250%, 3/14/2044	1,897,364
1,870,000	6.375%, 12/29/2049[i]	1,783,513
1,880,000	6.375%, 12/29/2049[i]	1,797,750
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,364,388
	Hutchison Whampoa Finance CI, Ltd.
2,520,000	1.625%, 10/31/2017[d]	2,510,270
	Hutchison Whampoa International 14, Ltd.
2,510,000	3.625%, 10/31/2024[d]	2,473,522
	Icahn Enterprises, LP
2,540,000	6.000%, 8/1/2020	2,609,850
	ILFC E-Capital Trust II
2,230,000	6.250%, 12/21/2065d,[g]	2,062,750
	ING Bank NV
3,165,000	5.800%, 9/25/2023[d]	3,431,465
	International Lease Finance Corporation
1,600,000	5.750%, 5/15/2016	1,624,000
	Itau Unibanco Holding SA
3,120,000	2.850%, 5/26/2018[d]	2,922,504
	J.P. Morgan Chase & Company
3,200,000	3.375%, 5/1/2023	3,127,248
2,830,000	3.875%, 9/10/2024	2,802,957
3,150,000	5.500%, 10/15/2040	3,565,920
2,550,000	6.750%, 8/29/2049[i]	2,655,187
2,560,000	6.000%, 12/29/2049[h,i]	2,520,000
	Kilroy Realty, LP
3,190,000	4.250%, 8/15/2029	3,087,448
	Liberty Mutual Group, Inc.
3,535,000	4.950%, 5/1/2022[d]	3,822,003
3,190,000	4.850%, 8/1/2044[d]	3,101,736
	Liberty Property, LP
1,875,000	4.750%, 10/1/2020	2,025,720
	Lincoln National Corporation
4,150,000	4.000%, 9/1/2023	4,305,036
	Lloyds Banking Group plc
940,000	4.500%, 11/4/2024[h]	944,935
2,550,000	5.920%, 9/29/2049[d,i]	2,550,000
	Macquarie Bank, Ltd.
3,215,000	1.650%, 3/24/2017[d]	3,224,449
	Merrill Lynch & Company, Inc.
3,050,000	6.875%, 4/25/2018	3,408,790
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[d]	857,500
	MetLife Capital Trust X
2,250,000	9.250%, 4/8/2038[d]	3,105,000
	MetLife, Inc.
2,500,000	3.600%, 4/10/2024	2,546,412
	Mizuho Bank, Ltd.
2,400,000	3.600%, 9/25/2024[d]	2,436,134
	Morgan Stanley
3,730,000	6.625%, 4/1/2018	4,153,482
3,180,000	5.625%, 9/23/2019	3,552,553
3,400,000	5.500%, 1/26/2020	3,801,214
3,205,000	4.875%, 11/1/2022	3,414,694
1,870,000	4.000%, 7/23/2025	1,911,127
2,550,000	5.000%, 11/24/2025	2,711,219
2,510,000	4.350%, 9/8/2026	2,522,916
1,570,000	4.300%, 1/27/2045	1,492,093

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
218

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Financials (30.1%) - continued
	National Retail Properties, Inc.
$3,200,000	3.900%, 6/15/2024	$3,214,256
	Nationwide Building Society
2,490,000	3.900%, 7/21/2025[d]	2,546,197
	Nordea Bank AB
3,170,000	4.875%, 5/13/2021[d]	3,410,730
1,890,000	5.500%, 9/29/2049[d,h,i]	1,843,563
	Omega Healthcare Investors, Inc.
2,960,000	5.875%, 3/15/2024	3,085,800
1,870,000	5.250%, 1/15/2026[d]	1,900,911
	Peachtree Corners Funding Trust
1,400,000	3.976%, 2/15/2025[d]	1,409,937
	PNC Capital Trust C
3,120,000	0.894%, 6/1/2028[g]	2,761,200
	Preferred Term Securities XXIII, Ltd.
2,844,477	0.537%, 12/22/2036*,g	2,197,102
	Prologis, LP
3,200,000	6.875%, 3/15/2020	3,720,205
2,510,000	4.250%, 8/15/2023	2,599,996
	Prudential Financial, Inc.
1,915,000	3.500%, 5/15/2024	1,925,364
1,425,000	6.200%, 11/15/2040	1,708,854
1,930,000	5.875%, 9/15/2042	2,040,975
	Realty Income Corporation
3,830,000	3.875%, 7/15/2024	3,833,489
	Regions Bank
377,000	7.500%, 5/15/2018	422,678
	Reinsurance Group of America, Inc.
1,930,000	6.450%, 11/15/2019	2,206,314
3,815,000	4.700%, 9/15/2023	4,111,319
	Royal Bank of Scotland Group plc
2,520,000	6.000%, 12/19/2023	2,682,961
2,490,000	7.500%, 12/29/2049[i]	2,484,547
	Santander Holdings USA, Inc.
2,490,000	2.650%, 4/17/2020	2,444,769
2,500,000	4.500%, 7/17/2025	2,511,428
	Santander UK Group Holdings plc
2,500,000	4.750%, 9/15/2025[d]	2,479,085
	Santander UK plc
960,000	5.000%, 11/7/2023[d]	997,959
	Simon Property Group, LP
2,775,000	2.750%, 2/1/2023	2,692,718
	SLM Corporation
2,515,000	6.000%, 1/25/2017	2,527,575
1,024,000	4.625%, 9/25/2017	1,005,440
	Societe Generale SA
2,490,000	8.000%, 12/31/2049[d,i]	2,452,650
	Standard Chartered plc
1,870,000	6.500%, 12/29/2049[d,i]	1,739,556
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/29/2049[d,i]	4,257,750
	Synchrony Financial
2,510,000	2.700%, 2/3/2020	2,481,599
1,600,000	3.750%, 8/15/2021	1,616,362
1,260,000	4.250%, 8/15/2024	1,255,305
	UBS Group Funding Jersey, Ltd.
2,490,000	4.125%, 9/24/2025[d]	2,478,033
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,650,607
	UnitedHealth Group, Inc.
2,480,000	3.350%, 7/15/2022	2,559,606
1,240,000	4.750%, 7/15/2045	1,308,961
	Voya Financial, Inc.
3,215,000	5.500%, 7/15/2022	3,661,811

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Financials (30.1%) - continued
	Wachovia Capital Trust III
$120,000	5.570%, 3/15/2042[g,i]	$117,606
	Wells Fargo & Company
3,035,000	3.450%, 2/13/2023	3,020,781
3,220,000	7.980%, 2/28/2049[i]	3,401,125
1,250,000	5.875%, 12/31/2049[i]	1,279,688
	XLIT, Ltd.
1,870,000	4.450%, 3/31/2025	1,871,348
1,840,000	5.250%, 12/15/2043	1,943,851

	Total	407,881,494

Foreign Government (1.0%)
	Colombia Government International Bond
3,200,000	5.625%, 2/26/2044	2,992,000
	Export-Import Bank of Korea
2,580,000	4.375%, 9/15/2021	2,831,981
	Mexico Government International Bond
1,270,000	5.125%, 1/15/2020	1,397,000
3,480,000	4.000%, 10/2/2023	3,544,380
2,100,000	3.600%, 1/30/2025	2,055,375

	Total	12,820,736

Mortgage-Backed Securities (3.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,412,500	3.000%, 10/1/2030[c]	2,509,753
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,412,500	4.000%, 10/1/2045[c]	2,568,115
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
21,900,000	3.500%, 10/1/2045[c]	22,845,121
9,937,500	4.000%, 10/1/2045[c]	10,600,132
4,650,000	4.500%, 10/1/2045[c]	5,040,673

	Total	43,563,794

Technology (2.2%)
	AECOM
1,870,000	5.875%, 10/15/2024[d]	1,884,025
	Amkor Technology, Inc.
1,910,000	6.375%, 10/1/2022[h]	1,765,556
	Equinix, Inc.
1,890,000	5.375%, 1/1/2022	1,880,550
	Fidelity National Information Services, Inc.
3,190,000	3.875%, 6/5/2024	3,036,041
	First Data Corporation
1,250,000	5.375%, 8/15/2023[d]	1,237,500
	Fiserv, Inc.
3,740,000	3.850%, 6/1/2025	3,797,050
	Flextronics International, Ltd.
2,500,000	4.750%, 6/15/2025[d]	2,421,800
	Hewlett Packard Enterprise Company
1,870,000	2.850%, 10/5/2018[d]	1,867,607
1,250,000	3.600%, 10/15/2020[d]	1,249,650
	Hewlett-Packard Company
1,890,000	2.750%, 1/14/2019	1,919,724
	Oracle Corporation
2,490,000	2.950%, 5/15/2025	2,427,553

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
219

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Technology (2.2%) - continued
	Qualcomm, Inc.
$2,490,000	3.450%, 5/20/2025	$2,351,247
	Seagate HDD Cayman
1,870,000	4.875%, 6/1/2027[d]	1,739,399
	Sensata Technologies BV
1,890,000	4.875%, 10/15/2023[d]	1,804,950

	Total	29,382,652

Transportation (3.4%)
	American Airlines Pass Through Trust
2,226,693	5.600%, 7/15/2020[d]	2,271,227
2,305,112	4.000%, 7/15/2025	2,351,214
	British Airways plc
4,241,466	4.625%, 6/20/2024[d]	4,442,936
	Burlington Northern Santa Fe, LLC
3,120,000	3.000%, 4/1/2025	3,003,075
2,500,000	4.700%, 9/1/2045	2,515,140
	Canadian Pacific Railway Company
3,130,000	2.900%, 2/1/2025	2,955,474
940,000	3.700%, 2/1/2026	943,636
2,560,000	7.125%, 10/15/2031	3,226,104
	Continental Airlines, Inc.
841,332	7.250%, 11/10/2019	944,395
1,304,430	4.000%, 10/29/2024	1,327,258
	Delta Air Lines, Inc.
1,639,673	4.950%, 5/23/2019	1,729,855
1,068,748	4.750%, 5/7/2020	1,127,529
1,870,000	4.250%, 7/30/2023	1,879,350
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[d]	3,852,560
1,915,000	4.500%, 8/16/2021[d]	2,068,658
	Navios South American Logistics, Inc.
325,000	7.250%, 5/1/2022[d]	292,500
	Penske Truck Leasing Company, LP
2,510,000	3.375%, 2/1/2022[d]	2,453,131
	United Airlines Pass Through Trust
1,590,000	3.750%, 9/3/2026	1,593,975
	United Airlines, Inc.
2,240,000	4.000%, 4/11/2026	2,290,400
	US Airways Pass Through Trust
2,998,570	3.950%, 11/15/2025	3,009,964
	Virgin Australia Holdings, Ltd.
2,246,923	5.000%, 10/23/2023[d]	2,336,800

	Total	46,615,181

U.S. Government and Agencies (2.9%)
	U.S. Treasury Bonds
1,500,000	4.375%, 5/15/2041	1,933,593
5,307,000	3.125%, 2/15/2042	5,585,203
	U.S. Treasury Bonds, TIPS
2,679,762	0.625%, 1/15/2024	2,666,816
	U.S. Treasury Notes
1,410,000	2.875%, 3/31/2018	1,482,317
10,023,000	1.000%, 6/30/2019	9,973,667
3,130,000	1.625%, 7/31/2020	3,168,230
4,380,000	2.000%, 7/31/2022	4,455,165
4,500,000	1.875%, 8/31/2022	4,538,088
4,380,000	2.500%, 2/15/2045	4,032,224
	U.S. Treasury Notes, TIPS
2,026,696	0.625%, 7/15/2021	2,055,117

	Total	39,890,420

Principal Amount	Long-Term Fixed Income (90.8%)	Value
U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
$2,550,000	5.250%, 11/15/2022, Ser. A, AMT	$2,986,993

	Total	2,986,993

Utilities (6.0%)
	Access Midstream Partners, LP
1,570,000	4.875%, 5/15/2023	1,452,250
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,490,707
	Arizona Public Service Company
2,880,000	8.750%, 3/1/2019	3,499,975
	Calpine Corporation
1,920,000	5.375%, 1/15/2023	1,790,400
	Cleveland Electric Illuminating Company
923,000	5.700%, 4/1/2017	977,724
	Commonwealth Edison Company
1,500,000	6.150%, 9/15/2017	1,634,650
	DCP Midstream Operating, LP
2,560,000	3.875%, 3/15/2023	2,138,225
2,550,000	5.600%, 4/1/2044	2,063,883
	DCP Midstream, LLC
1,750,000	5.850%, 5/21/2043[d]	1,400,000
	DPL, Inc.
565,000	6.500%, 10/15/2016	567,825
	Dynegy Finance I, Inc.
1,250,000	7.375%, 11/1/2022	1,260,938
	EDP Finance BV
2,830,000	4.125%, 1/15/2020[d]	2,868,533
	Electricite de France SA
3,200,000	5.250%, 12/29/2049[d,i]	3,080,000
	Energy Transfer Equity, LP
1,870,000	5.500%, 6/1/2027	1,552,100
	Enterprise Products Operating, LLC
1,930,000	6.650%, 4/15/2018	2,142,995
	Exelon Corporation
3,120,000	3.950%, 6/15/2025	3,149,085
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,147,550
2,500,000	4.000%, 10/1/2020	2,623,437
	FirstEnergy Transmission, LLC
3,830,000	4.350%, 1/15/2025[d]	3,912,510
	Great River Energy
13,091	5.829%, 7/1/2017*	13,558
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,312,308
	Kinder Morgan Energy Partners, LP
2,550,000	5.800%, 3/1/2021	2,711,091
	MidAmerican Energy Holdings Company
4,450,000	3.750%, 11/15/2023	4,585,044
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,742,175
	NiSource Finance Corporation
3,200,000	5.450%, 9/15/2020	3,597,683
	Ohio Power Company
2,400,000	6.050%, 5/1/2018	2,652,444
	Oncor Electric Delivery Company, LLC
2,490,000	3.750%, 4/1/2045[d]	2,211,536
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	4,031,501
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,242,207

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
220

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Utilities (6.0%) - continued
$3,190,000	3.950%, 3/15/2024	$3,278,672
	PSEG Power, LLC
1,300,000	5.320%, 9/15/2016	1,348,549
	Southern California Edison Company
2,585,000	6.250%, 8/1/2049[i]	2,875,813
	Xcel Energy, Inc.
2,490,000	3.300%, 6/1/2025	2,468,317

	Total	81,823,685

	Total Long-Term Fixed Income (cost $1,237,585,442)	1,233,335,116

Shares	Preferred Stock (2.2%)	Value
Financials (1.9%)
79,875	Allstate Corporation, 5.100%	2,027,228
102,122	Citigroup, Inc., 7.875%	2,623,514
22,500	Cobank ACB, 6.250%[i]	2,325,937
31,925	Countrywide Capital V, 7.000%	819,515
128,000	Discover Financial Services, 6.500%[i]	3,303,680
78,590	GMAC Capital Trust I, 8.125%	2,006,403
95,940	Goldman Sachs Group, Inc., 5.500%[i]	2,348,611
102,122	HSBC USA, Inc., 6.500%[i]	2,590,835
88,200	Morgan Stanley, 7.125%[i]	2,421,090
62,918	RBS Capital Funding Trust V, 5.900%[i]	1,533,312
63,611	RBS Capital Funding Trust VII, 6.080%[i]	1,555,289
101,500	Wells Fargo & Company, 5.850%[i]	2,588,250

	Total	26,143,664

Materials (0.2%)
76,576	CHS, Inc., 7.100%[i]	2,033,858

	Total	2,033,858

Utilities (0.1%)
50,000	Southern California Edison Company Trust IV, 5.375%[i]	1,287,500

	Total	1,287,500

	Total Preferred Stock (cost $29,018,928)	29,465,022

Shares	Collateral Held for Securities Loaned (1.7%)	Value
23,624,082	Thrivent Cash Management Trust	23,624,082

	Total Collateral Held for Securities Loaned (cost $23,624,082)	23,624,082

Shares or Principal Amount	Short-Term Investments (5.5%)[k]	Value
	Federal Home Loan Bank Discount Notes
1,200,000	0.120%, 10/7/2015[l]	1,199,976
100,000	0.036%, 10/21/2015[l]	99,992
	Thrivent Cash Management Trust
74,178,795	0.110%	74,178,795

	Total Short-Term Investments (at amortized cost)	75,478,763

	Total Investments (cost $1,423,362,088) 104.3%	$1,417,011,380

	Other Assets and Liabilities, Net (4.3%)	(58,057,582)

	Total Net Assets 100.0%	$1,358,953,798

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2015, the value of these investments was $242,021,193 or 17.8% of total net assets.

e

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2015.

f	All or a portion of the security is insured or guaranteed.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2015.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	In bankruptcy. Interest is not being accrued.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At September 30, 2015, $1,299,968 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of September 30, 2015.

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$3,200,494
CAM Mortgage, LLC, 7/15/2064	6/24/2015	3,139,281
Glitnir Banki HF, 1/21/2016	5/1/2008	50,000
Great River Energy, 7/1/2017	4/13/2009	13,091
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	2,844,477

    Definitions:

AMT	-	Subject to Alternative Minimum Tax
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$33,115,158
Gross unrealized depreciation	(39,465,866)

Net unrealized appreciation (depreciation)	$(6,350,708)

Cost for federal income tax purposes	$1,423,362,088

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
221

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,785,838	–	2,785,838	–
Capital Goods	3,757,441	–	3,757,441	–
Communications Services	21,305,937	–	21,305,937	–
Consumer Cyclical	6,772,393	–	6,772,393	–
Consumer Non-Cyclical	7,083,188	–	7,083,188	–
Energy	1,534,339	–	1,534,339	–
Financials	1,551,456	–	1,551,456	–
Technology	6,291,137	–	5,738,277	552,860
Transportation	1,535,274	–	1,535,274	–
Utilities	2,491,394	–	2,491,394	–
Long-Term Fixed Income
Asset-Backed Securities	18,801,425	–	18,801,425	–
Basic Materials	51,798,131	–	51,798,131	–
Capital Goods	30,553,197	–	30,553,197	–
Collateralized Mortgage Obligations	12,376,037	–	12,376,037	–
Commercial Mortgage-Backed Securities	8,380,188	–	8,380,188	–
Communications Services	137,222,008	–	137,222,008	–
Consumer Cyclical	73,074,427	–	73,074,427	–
Consumer Non-Cyclical	135,050,516	–	135,050,516	–
Energy	101,114,232	–	101,114,232	–
Financials	407,881,494	–	407,881,494	–
Foreign Government	12,820,736	–	12,820,736	–
Mortgage-Backed Securities	43,563,794	–	43,563,794	–
Technology	29,382,652	–	29,382,652	–
Transportation	46,615,181	–	46,615,181	–
U.S. Government and Agencies	39,890,420	–	39,890,420	–
U.S. Municipals	2,986,993	–	2,986,993	–
Utilities	81,823,685	–	81,823,685	–
Preferred Stock
Financials	26,143,664	23,817,727	2,325,937	–
Materials	2,033,858	2,033,858	–	–
Utilities	1,287,500	1,287,500	–	–
Collateral Held for Securities Loaned	23,624,082	23,624,082	–	–
Short-Term Investments	75,478,763	74,178,795	1,299,968	–

Total	$1,417,011,380	$124,941,962	$1,291,516,558	$552,860

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,247,619	1,247,619	–	–

Total Asset Derivatives	$1,247,619	$1,247,619	$–	$–

Liability Derivatives
Futures Contracts	1,789,206	1,789,206	–	–

Total Liability Derivatives	$1,789,206	$1,789,206	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(595)	December 2015	($71,319,134)	($71,706,800)	($387,666)
10-Yr. U.S. Treasury Bond Futures	(1,000)	December 2015	(127,332,840)	(128,734,380)	(1,401,540)
30-Yr. U.S. Treasury Bond Futures	506	December 2015	78,368,319	79,615,938	1,247,619
Total Futures Contracts					($541,587)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
222

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$24,146,820	$152,409,805	$152,932,543	23,624,082	$23,624,082	$106,793
Cash Management Trust-Short Term Investment	70,366,639	256,994,510	253,182,354	74,178,795	74,178,795	42,465
Total Value and Income Earned	94,513,459				97,802,877	149,258

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
223

BOND INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Asset-Backed Securities (2.7%)
	Conseco Financial Corporation
$6,082	6.330%, 11/1/2029	$6,213
	Credit Based Asset Servicing and Securitization, LLC
338,996	3.559%, 12/25/2036[a]	229,901
	First Horizon ABS Trust
386,276	0.354%, 10/25/2034[b,c]	346,744
	GMAC Mortgage Corporation Loan Trust
552,767	0.379%, 8/25/2035[b,c]	509,524
834,838	0.379%, 12/25/2036[b,c]	733,720
	IndyMac Seconds Asset-Backed Trust
343,127	0.534%, 10/25/2036[b,c]	216,336
	UBS Commercial Mortgage Trust
750,000	3.400%, 5/10/2045	785,783
	Wachovia Asset Securitization, Inc.
717,193	0.334%, 7/25/2037*,[b,c]	630,922
	WFRBS Commercial Mortgage Trust
826,000	2.870%, 11/15/2045	840,570

	Total	4,299,713

Basic Materials (1.0%)
	Albemarle Corporation
150,000	3.000%, 12/1/2019	150,654
	Dow Chemical Company
27,000	7.375%, 11/1/2029	34,370
	Freeport-McMoRan, Inc.
250,000	3.550%, 3/1/2022	187,500
	Georgia-Pacific, LLC
360,000	2.539%, 11/15/2019[d]	361,802
250,000	3.734%, 7/15/2023[d]	254,914
	Glencore Funding, LLC
175,000	1.349%, 4/16/2018[c,d]	151,184
	Mosaic Company
400,000	4.250%, 11/15/2023	405,612

	Total	1,546,036

Capital Goods (0.5%)
	Pentair Finance SA
200,000	3.625%, 9/15/2020	202,500
	Roper Industries, Inc.
300,000	1.850%, 11/15/2017	300,412
	Textron, Inc.
250,000	3.875%, 3/1/2025	250,679

	Total	753,591

Commercial Mortgage-Backed Securities (0.6%)
	Commercial Mortgage Pass-Through Certificates
477,508	5.306%, 12/10/2046	492,558
	Morgan Stanley Capital I
384,889	3.224%, 7/15/2049	390,770

	Total	883,328

Communications Services (1.4%)
	America Movil SAB de CV
300,000	1.336%, 9/12/2016[c]	299,921
	American Tower Corporation
100,000	2.800%, 6/1/2020	99,794
	British Sky Broadcasting Group plc
200,000	3.125%, 11/26/2022[d]	193,922
	CCO Safari II, LLC
211,000	3.579%, 7/23/2020[d]	209,446
211,000	4.464%, 7/23/2022[d]	211,111

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Communications Services (1.4%) - continued
	Crown Castle Towers, LLC
$500,000	4.174%, 8/15/2017[d]	$512,427
	DIRECTV Holdings, LLC
250,000	1.750%, 1/15/2018	249,206
	NBC Universal Enterprise, Inc.
250,000	1.662%, 4/15/2018[d]	250,927
	Verizon Communications, Inc.
250,000	3.000%, 11/1/2021	249,314

	Total	2,276,068

Consumer Cyclical (2.9%)
	Board of Trustees of The Leland Stanford Junior University
550,000	3.563%, 6/1/2044	527,659
	California Institute of Technology
325,000	4.700%, 11/1/2111	319,926
	CVS Health Corporation
150,000	2.250%, 8/12/2019	151,617
	Daimler Finance North America, LLC
250,000	1.010%, 8/3/2017[c,d]	248,868
27,000	8.500%, 1/18/2031	38,331
	Dartmouth College
250,000	3.760%, 6/1/2043	243,834
	Ford Motor Credit Company, LLC
350,000	3.000%, 6/12/2017	355,548
	Home Depot, Inc.
300,000	4.400%, 4/1/2021	330,816
	Hyundai Capital America
210,000	2.000%, 3/19/2018[d]	209,100
	Macy’s Retail Holdings, Inc.
200,000	4.375%, 9/1/2023	206,618
	Massachusetts Institute of Technology
500,000	4.678%, 7/1/2114	521,939
	President and Fellows of Harvard College
500,000	3.619%, 10/1/2037	489,359
	Starbucks Corporation
200,000	3.850%, 10/1/2023	212,184
	Wal-Mart Stores, Inc.
327,000	7.550%, 2/15/2030	462,343
	Yale University
200,000	2.086%, 4/15/2019	203,257

	Total	4,521,399

Consumer Non-Cyclical (4.2%)
	Actavis Funding SCS
350,000	1.591%, 3/12/2020[c]	346,752
	Altria Group, Inc.
240,000	4.000%, 1/31/2024	248,549
	Amgen, Inc.
250,000	2.125%, 5/1/2020	246,737
	BAT International Finance plc
350,000	0.847%, 6/15/2018[c,d]	349,318
	Bayer U.S. Finance, LLC
250,000	2.375%, 10/8/2019[d]	253,238
	Boston Scientific Corporation
300,000	6.000%, 1/15/2020	336,448
	Cardinal Health, Inc.
195,000	1.950%, 6/15/2018	195,210
	Cargill, Inc.
325,000	4.100%, 11/1/2042[d]	308,119
	Celgene Corporation
195,000	3.550%, 8/15/2022	197,943

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
224

BOND INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Consumer Non-Cyclical (4.2%) - continued
	Church & Dwight Company, Inc.
$210,000	2.450%, 12/15/2019	$211,500
	Dr Pepper Snapple Group, Inc.
250,000	2.700%, 11/15/2022	242,868
	Edwards Lifesciences Corporation
300,000	2.875%, 10/15/2018	306,186
	EMD Finance, LLC
300,000	0.684%, 3/17/2017[c,d]	298,715
	Fomento Economico Mexicano SAB de CV
200,000	2.875%, 5/10/2023	187,098
	Gilead Sciences, Inc.
200,000	2.550%, 9/1/2020	201,250
200,000	3.250%, 9/1/2022	201,568
	Hospira, Inc.
250,000	6.050%, 3/30/2017	266,973
	Imperial Tobacco Finance plc
250,000	3.750%, 7/21/2022[d]	252,368
	JM Smucker Company
225,000	2.500%, 3/15/2020[d]	225,685
	Laboratory Corporation of America Holdings
255,000	2.625%, 2/1/2020	255,786
	McKesson Corporation
275,000	2.700%, 12/15/2022	266,555
	PepsiCo, Inc.
200,000	1.850%, 4/30/2020	198,865
	Reynolds American, Inc.
150,000	3.250%, 6/12/2020	154,280
	Sanofi
250,000	1.250%, 4/10/2018	249,437
	Unilever Capital Corporation
300,000	2.200%, 3/6/2019	305,978
350,000	2.100%, 7/30/2020	351,457

	Total	6,658,883

Energy (0.7%)
	Cameron International Corporation
150,000	1.400%, 6/15/2017	149,008
	El Paso Pipeline Partners Operating Company, LLC
325,000	4.700%, 11/1/2042	244,835
	Exxon Mobil Corporation
250,000	0.702%, 3/6/2022[c]	248,721
	Petro-Canada
150,000	6.800%, 5/15/2038	184,435
	Petroleos Mexicanos
300,000	2.378%, 4/15/2025	305,124

	Total	1,132,123

Financials (9.5%)
	ABN AMRO Bank NV
300,000	2.450%, 6/4/2020[d]	302,315
	Aflac, Inc.
250,000	2.400%, 3/16/2020	252,714
	American International Group, Inc.
200,000	2.300%, 7/16/2019	201,155
	American Tower Trust I
225,000	1.551%, 3/15/2018*	223,254
	AXA SA
27,000	8.600%, 12/15/2030	36,636
	Bank Nederlandse Gemeenten NV
500,000	1.750%, 3/24/2020[d]	504,475
	Bank of America Corporation
250,000	1.700%, 8/25/2017	250,657

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Financials (9.5%) - continued
	Bank of England
$1,000,000	0.875%, 3/17/2017[d]	$1,003,117
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
205,000	2.850%, 9/8/2021[d]	205,952
	Boston Properties, LP
300,000	3.125%, 9/1/2023	291,762
	Chubb Corporation
350,000	6.500%, 5/15/2038	455,212
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
50,000	4.625%, 12/1/2023	51,660
	DnB Boligkreditt AS
200,000	1.450%, 3/21/2018[d]	200,047
	Duke Realty, LP
250,000	3.875%, 10/15/2022	254,583
	European Investment Bank
500,000	1.250%, 5/15/2018	503,021
455,000	2.125%, 10/15/2021	463,632
	Fifth Third Bancorp
200,000	2.875%, 10/1/2021	202,057
	Finnvera Oyj
400,000	2.375%, 6/4/2025[d]	395,388
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	367,028
	ING Bank NV
400,000	2.625%, 12/5/2022[d]	405,410
	J.P. Morgan Chase & Company
250,000	1.195%, 1/25/2018[c]	251,134
250,000	2.250%, 1/23/2020	247,920
	Liberty Mutual Group, Inc.
150,000	4.950%, 5/1/2022[d]	162,178
200,000	4.250%, 6/15/2023[d]	206,845
	Lloyds Bank plc
365,000	0.856%, 3/16/2018[c]	363,950
	Marsh & McLennan Companies, Inc.
400,000	2.550%, 10/15/2018	408,892
	MassMutual Global Funding II
350,000	2.000%, 4/5/2017[d]	354,522
	MetLife, Inc.
200,000	4.368%, 9/15/2023	214,874
	Morgan Stanley
250,000	5.000%, 11/24/2025	265,806
	National Australia Bank, Ltd.
325,000	2.000%, 6/20/2017[d]	329,783
	Nederlandse Waterschapsbank NV
500,000	1.875%, 4/14/2022[d]	496,816
	Nordea Bank AB
325,000	3.125%, 3/20/2017[d]	333,773
	North American Development Bank
400,000	2.300%, 10/10/2018	409,026
	PNC Financial Services Group, Inc.
325,000	2.854%, 11/9/2022	323,887
	Preferred Term Securities XXIII, Ltd.
609,531	0.537%, 12/22/2036*,c	470,808
	Prudential Financial, Inc.
200,000	2.350%, 8/15/2019	201,098
	Realty Income Corporation
300,000	2.000%, 1/31/2018	302,396
	Reliance Standard Life Global Funding II
240,000	2.500%, 4/24/2019[d]	242,502
	Simon Property Group, LP
250,000	2.500%, 9/1/2020	252,539
	Skandinaviska Enskilda Banken AB
300,000	1.750%, 3/19/2018[d]	299,788

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
225

BOND INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Financials (9.5%) - continued
	Standard Chartered plc
$200,000	3.950%, 1/11/2023[d]	$186,376
	Sumitomo Mitsui Financial Group, Inc.
250,000	4.436%, 4/2/2024[d]	257,574
	Svensk Exportkredit AB
500,000	1.750%, 8/28/2020	500,573
	Svenska Handelsbanken AB
125,000	1.625%, 3/21/2018	125,128
	Swedbank AB
300,000	1.750%, 3/12/2018[d]	301,162
	Synchrony Financial
215,000	3.000%, 8/15/2019	216,704
	UBS AG
250,000	1.026%, 3/26/2018[c]	249,969
	UnitedHealth Group, Inc.
165,000	3.350%, 7/15/2022	170,296
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[e,f]	0
	Wells Fargo & Company
150,000	3.450%, 2/13/2023	149,297

	Total	14,865,691

Foreign Government (3.8%)
	Chile Government International Bond
350,000	3.875%, 8/5/2020	373,625
	Export Development Canada
150,000	0.750%, 12/15/2017	149,659
	Export-Import Bank of Korea
200,000	2.250%, 1/21/2020	199,556
	FMS Wertmanagement AoeR
500,000	1.750%, 3/17/2020	506,269
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	520,165
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	537,305
400,000	4.375%, 1/24/2044	483,215
	Kommunalbanken AS
495,000	1.500%, 10/22/2019[d]	496,376
	Kommuninvest I Sverige AB
300,000	1.000%, 10/24/2017[d]	300,490
	Mexico Government International Bond
100,000	3.500%, 1/21/2021	101,750
250,000	3.600%, 1/30/2025	244,687
	Poland Government International Bond
250,000	4.000%, 1/22/2024	264,375
	Province of Manitoba
600,000	1.300%, 4/3/2017	605,354
	Province of New Brunswick
125,000	2.750%, 6/15/2018	129,953
	Province of Quebec
400,000	7.500%, 7/15/2023	535,190
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[d]	504,029

	Total	5,951,998

Mortgage-Backed Securities (28.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
163	6.500%, 3/1/2016	165
883	6.000%, 6/1/2016	892

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Mortgage-Backed Securities (28.1%) - continued
$783	6.000%, 9/1/2016	$793
22,849	7.000%, 6/1/2017	23,565
23,326	5.500%, 12/1/2017	24,056
2,087,500	3.000%, 10/1/2030[g]	2,171,652
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
5,832	8.500%, 11/1/2025	6,122
471	8.000%, 1/1/2026	532
2,087,500	4.000%, 10/1/2045[g]	2,222,151
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
4,650,000	3.500%, 10/1/2030[g]	4,911,563
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,390	10.500%, 8/1/2020	1,526
1,072	8.000%, 12/1/2024	1,205
156	8.500%, 12/1/2025	156
1,211	8.000%, 9/1/2026	1,256
1,895	8.000%, 4/1/2030	2,338
13,245,000	3.500%, 10/1/2045[g]	13,816,604
11,062,500	4.000%, 10/1/2045[g]	11,800,148
8,400,000	4.500%, 10/1/2045[g]	9,105,731
	Government National Mortgage Association 30-Yr. Pass Through
3,135	7.500%, 3/15/2023	3,148
1,835	9.000%, 9/15/2024	2,102
2,044	8.000%, 6/15/2025	2,112
603	8.000%, 9/15/2026	624
6,658	7.500%, 10/15/2027	6,850
7,858	7.500%, 11/15/2028	7,938
3,681	8.000%, 10/15/2030	4,246
2,927	7.500%, 1/15/2031	3,169

	Total	44,120,644

Technology (1.6%)
	Amphenol Corporation
200,000	2.550%, 1/30/2019	202,091
	Apple, Inc.
400,000	2.400%, 5/3/2023	387,674
	Automatic Data Processing, Inc.
150,000	2.250%, 9/15/2020	150,919
	Cisco Systems, Inc.
350,000	0.824%, 3/1/2019[c]	348,949
	Intel Corporation
140,000	3.100%, 7/29/2022	142,220
	Micron Semiconductor Asia Pte, Ltd.
210,000	1.258%, 1/15/2019	210,002
	Motorola Solutions, Inc.
250,000	3.500%, 3/1/2023	225,301
	Oracle Corporation
325,000	1.200%, 10/15/2017	325,547
250,000	2.500%, 5/15/2022	246,364
	Texas Instruments, Inc.
200,000	1.750%, 5/1/2020	198,630

	Total	2,437,697

Transportation (0.8%)
	American Airlines Pass Through Trust
174,643	5.600%, 7/15/2020[d]	178,135
	Continental Airlines, Inc.
315,547	4.150%, 4/11/2024	323,436

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
226

BOND INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Transportation (0.8%) - continued
	Delta Air Lines, Inc.
$189,193	4.950%, 5/23/2019	$199,599
	J.B. Hunt Transport Services, Inc.
220,000	3.300%, 8/15/2022	221,789
	TTX Company
300,000	4.125%, 10/1/2023*	320,167

	Total	1,243,126

U.S. Government and Agencies (38.2%)
	Federal Farm Credit Bank
400,000	2.210%, 8/1/2024	401,267
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	999,415
325,000	1.250%, 10/2/2019	324,342
350,000	6.750%, 3/15/2031	511,302
	Federal National Mortgage Association
2,690,000	1.750%, 11/26/2019	2,737,691
1,000,000	1.625%, 1/21/2020	1,010,310
1,300,000	2.625%, 9/6/2024	1,331,270
500,000	5.960%, 9/11/2028	675,951
100,000	6.250%, 5/15/2029	138,713
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	251,972
	Tennessee Valley Authority
350,000	5.250%, 9/15/2039	434,227
	U.S. Treasury Bonds
2,500,000	5.250%, 11/15/2028	3,345,702
500,000	5.375%, 2/15/2031	693,919
4,425,000	3.000%, 5/15/2042	4,539,776
	U.S. Treasury Notes
17,125,000	0.875%, 11/15/2017	17,185,657
9,200,000	1.875%, 6/30/2020	9,417,304
1,000,000	2.000%, 7/31/2020	1,029,427
1,000,000	2.250%, 7/31/2021	1,037,031
1,000,000	2.125%, 9/30/2021	1,028,906
750,000	2.125%, 6/30/2022	769,532
1,870,000	1.625%, 8/15/2022	1,854,172
4,650,000	2.250%, 11/15/2024	4,736,946
4,800,000	3.625%, 2/15/2044	5,519,875

	Total	59,974,707

Utilities (3.4%)
	American Electric Power Company, Inc.
300,000	1.650%, 12/15/2017	299,074
	Berkshire Hathaway Energy Company
200,000	2.400%, 2/1/2020	200,715
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	469,190
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	332,102
	Dayton Power and Light Company
300,000	1.875%, 9/15/2016	300,189
	DTE Energy Company
100,000	2.400%, 12/1/2019	100,620
	Eversource Energy
230,000	1.600%, 1/15/2018	229,038
	Exelon Generation Company, LLC
200,000	2.950%, 1/15/2020	202,650
	Kansas City Power & Light Company
250,000	3.150%, 3/15/2023	248,237

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Utilities (3.4%) - continued
	National Rural Utilities Cooperative Finance Corporation
$28,000	4.023%, 11/1/2032	$27,955
	NiSource Finance Corporation
350,000	3.850%, 2/15/2023	363,103
	NSTAR Electric Company
325,000	2.375%, 10/15/2022	314,977
	PPL Capital Funding, Inc.
325,000	3.500%, 12/1/2022	328,773
	Public Service Company of Colorado
350,000	3.600%, 9/15/2042	322,199
	Public Service Electric And Gas Company
360,000	1.800%, 6/1/2019	359,328
	Sempra Energy
325,000	2.300%, 4/1/2017	328,595
265,000	2.400%, 3/15/2020	264,729
	Southern California Edison Company
155,000	2.400%, 2/1/2022	153,372
	Southern California Gas Company
325,000	3.750%, 9/15/2042	308,233
	Xcel Energy, Inc.
250,000	1.200%, 6/1/2017	249,108

	Total	5,402,187

	Total Long-Term Fixed Income (cost $154,176,612)	156,067,191

Shares or Principal Amount	Short-Term Investments (28.2%)[h]	Value
	Thrivent Cash Management Trust
44,286,843	0.110%	44,286,843

	Total Short-Term Investments (at amortized cost)	44,286,843

	Total Investments (cost $198,463,455) 127.6%	$200,354,034

	Other Assets and Liabilities, Net (27.6%)	(43,332,820)

	Total Net Assets 100.0%	$157,021,214

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
227

BOND INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

a

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2015.

b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2015.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2015, the value of these investments was $11,958,197 or 7.6% of total net assets.

e	Defaulted security. Interest is not being accrued.
f

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of September 30, 2015.

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$225,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	609,531
TTX Company, 10/1/2023	9/19/2013	299,997
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	717,193

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$3,478,928
Gross unrealized depreciation	(1,588,349)

Net unrealized appreciation (depreciation)	$1,890,579

Cost for federal income tax purposes	$198,463,455

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	4,299,713	–	4,299,713	–
Basic Materials	1,546,036	–	1,546,036	–
Capital Goods	753,591	–	753,591	–
Commercial Mortgage-Backed Securities	883,328	–	883,328	–
Communications Services	2,276,068	–	2,276,068	–
Consumer Cyclical	4,521,399	–	4,521,399	–
Consumer Non-Cyclical	6,658,883	–	6,658,883	–
Energy	1,132,123	–	1,132,123	–
Financials^	14,865,691	–	14,865,691	0
Foreign Government	5,951,998	–	5,951,998	–
Mortgage-Backed Securities	44,120,644	–	44,120,644	–
Technology	2,437,697	–	2,437,697	–
Transportation	1,243,126	–	1,243,126	–
U.S. Government and Agencies	59,974,707	–	59,974,707	–
Utilities	5,402,187	–	5,402,187	–
Short-Term Investments	44,286,843	44,286,843	–	–

Total	$200,354,034	$44,286,843	$156,067,191	$0

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
228

BOND INDEX PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Short Term Investment	$43,462,896	$32,216,798	$31,392,851	44,286,843	$44,286,843	$23,694
Total Value and Income Earned	43,462,896				44,286,843	23,694

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
229

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.1%)[a]	Value
Basic Materials (0.1%)
	Fortescue Metals Group, Ltd., Term Loan
$1,045,959	3.750%, 6/30/2019	$853,115

	Total	853,115

Capital Goods (0.3%)
	ADS Waste Holdings, Inc., Term Loan
1,162,416	3.750%, 10/9/2019	1,143,887
	Berry Plastics Group, Inc., Term Loan
940,875	3.500%, 2/8/2020	931,316
	Silver II Borrower, Term Loan
634,782	4.000%, 12/13/2019	577,124

	Total	2,652,327

Communications Services (0.8%)
	Clear Channel Communications, Inc., Term Loan
231,779	7.694%, 7/30/2019	192,956
	Grande Communications Networks, LLC, Term Loan
943,306	4.500%, 5/29/2020	936,232
	iHeartCommunications, Inc., Term Loan
995,670	6.944%, 1/30/2019	823,917
	Integra Telecom Holdings, Inc., Term Loan
1,185,357	5.250%, 8/14/2020	1,177,214
	LTS Buyer, LLC, Term Loan
674,475	4.000%, 4/13/2020	660,985
	NEP/NCP Holdco, Inc., Term Loan
941,050	4.250%, 1/22/2020	919,876
	NTelos, Inc., Term Loan
674,358	5.750%, 11/9/2019	672,254
	TNS, Inc., Term Loan
992,462	5.000%, 2/14/2020	990,606
	Univision Communications, Inc., Term Loan
1,184,944	4.000%, 3/1/2020	1,176,424

	Total	7,550,464

Consumer Cyclical (0.8%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
613,955	4.250%, 8/13/2021	613,949
	Ceridian HCM Holding, Inc., Term Loan
660,948	4.500%, 9/15/2020	625,012
	Chrysler Group, LLC, Term Loan
940,445	3.500%, 5/24/2017	935,273
	J.C. Penney Corporation, Inc., Term Loan
1,212,100	6.000%, 5/22/2018	1,203,773
	MGM Resorts International, Term Loan
1,017,949	3.500%, 12/20/2019	1,009,296
	Mohegan Tribal Gaming Authority, Term Loan
1,376,497	5.500%, 6/15/2018	1,369,188
	ROC Finance, LLC, Term Loan
945,700	5.000%, 6/20/2019	895,464
	Scientific Games International, Inc., Term Loan
1,218,300	6.000%, 10/18/2020	1,201,110

Principal Amount	Bank Loans (3.1%)[a]	Value
Consumer Cyclical (0.8%) - continued
	Seminole Hard Rock Entertainment, Inc., Term Loan
$474,088	3.500%, 5/14/2020	$464,606

	Total	8,317,671

Consumer Non-Cyclical (0.4%)
	Albertsons, Inc., Term Loan
607,886	5.375%, 3/21/2019	607,631
	JBS USA, LLC, Term Loan
606,525	3.750%, 5/25/2018	603,492
	Roundy’s Supermarkets, Inc., Term Loan
517,253	5.750%, 3/3/2021	450,440
	Supervalu, Inc., Term Loan
1,876,369	4.500%, 3/21/2019	1,877,157
	Visant Corporation, Term Loan
440,701	7.000%, 9/23/2021	404,709

	Total	3,943,429

Energy (0.1%)
	Arch Coal, Inc., Term Loan
674,350	6.250%, 5/16/2018	379,322
	Offshore Group Investment, Ltd., Term Loan
472,875	5.750%, 3/28/2019	149,292
	Pacific Drilling SA, Term Loan
1,187,663	4.500%, 6/3/2018	699,450

	Total	1,228,064

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
585,734	7.000%, 5/22/2018	583,538
	WaveDivision Holdings, LLC, Term Loan
938,462	4.000%, 10/15/2019	935,722

	Total	1,519,260

Technology (0.2%)
	BMC Software, Inc., Term Loan
1,303,194	5.000%, 9/10/2020	1,181,346
	First Data Corporation, Term Loan
1,240,000	3.696%, 3/23/2018	1,228,765

	Total	2,410,111

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,350,938	3.250%, 6/27/2020	1,336,077

	Total	1,336,077

Utilities (0.1%)
	Calpine Corporation, Term Loan
235,800	4.000%, 10/31/2020	235,138
	Intergen NV, Term Loan
1,187,663	5.500%, 6/15/2020	1,090,666

	Total	1,325,804

	Total Bank Loans (cost $33,179,340)	31,136,322

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Asset-Backed Securities (13.9%)
	American Homes 4 Rent
3,226,361	1.250%, 6/17/2031[b,c]	3,164,624

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
230

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Asset-Backed Securities (13.9%) - continued
	BA Credit Card Trust
$4,800,000	0.587%, 6/15/2021[c]	$4,801,872
	Bayview Opportunity Master Fund Trust
2,946,277	3.228%, 7/28/2034*,d	2,951,085
	Betony CLO, Ltd.
3,425,000	1.799%, 4/15/2027*,c	3,409,278
	Capital One Multi-Asset Execution Trust
2,750,000	1.260%, 1/15/2020	2,761,113
	Chase Issuance Trust
3,700,000	1.590%, 2/18/2020	3,732,956
2,800,000	1.620%, 7/15/2020	2,830,635
	Chesapeake Funding, LLC
794,818	0.649%, 5/7/2024[b,c]	794,330
	Citibank Credit Card Issuance Trust
5,225,000	1.020%, 2/22/2019	5,230,356
	Commonbond Student Loan Trust
1,497,176	3.200%, 6/25/2032*	1,515,491
	Credit Based Asset Servicing and Securitization, LLC
1,627,183	3.559%, 12/25/2036[d]	1,103,526
	Edlinc Student Loan Funding Trust
2,203,619	3.170%, 10/1/2025*,c	2,249,189
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036*,e	2
	First National Master Note Trust
5,000,000	0.974%, 9/15/2020[c]	5,000,000
	Ford Credit Auto Owner Trust
3,575,000	2.260%, 11/15/2025[b]	3,628,282
	GMAC Mortgage Corporation Loan Trust
663,320	0.379%, 8/25/2035[c,f]	611,429
995,004	5.750%, 10/25/2036[f]	971,365
1,947,955	0.379%, 12/25/2036[c,f]	1,712,015
	Golden Credit Card Trust
7,200,000	0.457%, 2/15/2018[b,c]	7,198,610
1,000,000	0.637%, 9/15/2018[b,c]	1,000,519
	GoldenTree Loan Opportunities IX, Ltd.
3,750,000	1.804%, 10/29/2026*,c	3,722,809
	Great America Leasing Receivables
444,009	0.780%, 6/15/2016[b]	444,038
	Master Credit Card Trust
10,000,000	0.780%, 4/21/2017[b]	10,000,750
	Mortgage Equity Conversion Asset Trust
4,381,572	0.830%, 1/25/2042*,c	3,724,337
4,433,200	0.760%, 2/25/2042*,c	3,635,224
	Motor plc
1,803,967	0.674%, 8/25/2021[b,c]	1,803,373
	NextGear Floorplan Master Owner Trust
3,000,000	1.920%, 10/15/2019*	3,015,708
	Northstar Education Finance, Inc.
3,161,990	0.894%, 12/26/2031[b,c]	3,127,186
	OZLM VIII, Ltd.
3,760,000	1.729%, 10/17/2026*,c	3,731,488
	Penarth Master Issuer plc
5,500,000	0.603%, 11/18/2017[b,c]	5,498,779
	Race Point IX CLO, Ltd.
1,500,000	1.768%, 4/15/2027*,c	1,499,994
	Renaissance Home Equity Loan Trust
3,476,225	5.608%, 5/25/2036[d]	2,315,121

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Asset-Backed Securities (13.9%) - continued
$1,201,202	5.285%, 1/25/2037[d]	$660,792
	Selene Non-Performing Loans, LLC
1,434,972	2.981%, 5/25/2054*,d	1,422,648
	SLM Student Loan Trust
200,068	1.307%, 12/15/2021[b,c]	200,068
2,106,240	0.807%, 8/15/2022[b,c]	2,102,337
1,830,680	0.957%, 10/16/2023[b,c]	1,829,658
1,691,767	0.594%, 3/25/2025[c]	1,668,108
4,625,881	0.714%, 3/25/2026[c]	4,555,549
2,700,000	1.257%, 5/17/2027[b,c]	2,690,820
	SoFi Professional Loan Program, LLC
3,356,655	2.420%, 3/25/2030[b]	3,353,111
2,950,920	2.510%, 8/25/2033[b]	2,956,095
	U.S. Residential Opportunity Fund III Trust
2,631,430	3.721%, 1/27/2035*	2,627,410
	Vericrest Opportunity Loan Transferee
2,723,248	3.500%, 6/26/2045[b,d]	2,707,573
1,339,133	3.375%, 10/26/2054[b]	1,337,558
	Volvo Financial Equipment, LLC
1,910,114	0.740%, 3/15/2017[b]	1,910,156
	Wachovia Asset Securitization, Inc.
896,491	0.334%, 7/25/2037*,c,f	788,652
	World Financial Network Credit Card Master Trust
3,000,000	0.587%, 12/15/2019[c]	3,000,000
4,000,000	0.910%, 3/16/2020	4,001,720
	World Omni Master Owner Trust
5,400,000	0.557%, 2/15/2018[b,c]	5,398,542

	Total	140,396,281

Basic Materials (0.7%)
	Albemarle Corporation
1,095,000	3.000%, 12/1/2019	1,099,772
	Freeport-McMoRan, Inc.
1,000,000	2.375%, 3/15/2018	875,000
1,500,000	3.550%, 3/1/2022[g]	1,125,000
	Georgia-Pacific, LLC
2,555,000	2.539%, 11/15/2019[b]	2,567,790
	Glencore Funding, LLC
1,000,000	1.349%, 4/16/2018[b,c]	863,908
	Mosaic Company
500,000	4.250%, 11/15/2023	507,015

	Total	7,038,485

Capital Goods (0.5%)
	Pentair Finance SA
1,750,000	3.625%, 9/15/2020	1,771,877
	Roper Industries, Inc.
2,250,000	1.850%, 11/15/2017	2,253,092
	Textron, Inc.
400,000	3.875%, 3/1/2025	401,085

	Total	4,426,054

Collateralized Mortgage Obligations (9.7%)
	Alm Loan Funding CLO
3,760,000	1.719%, 10/17/2026*,c	3,746,107
	American Home Mortgage Assets Trust
2,615,248	1.119%, 11/25/2046[c]	1,342,886
	Apidos CLO XVIII
3,775,000	1.707%, 7/22/2026*,c	3,735,097
	Babson CLO, Ltd.
3,760,000	1.564%, 10/17/2026*,c	3,739,789

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
231

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Collateralized Mortgage Obligations (9.7%) - continued
	BCAP, LLC Trust
$1,596,863	0.374%, 3/25/2037[c]	$1,373,395
	Bear Stearns Adjustable Rate Mortgage Trust
971,114	2.660%, 10/25/2035[c]	955,040
	Birchwood Park CLO, Ltd.
3,760,000	1.729%, 7/15/2026*,c	3,747,596
	BlueMountain CLO, Ltd.
3,760,000	1.769%, 10/15/2026*,c	3,754,014
	Carlyle Global Market Strategies CLO, Ltd.
3,750,000	1.583%, 7/20/2023*,c	3,740,928
3,750,000	1.674%, 10/15/2026*,c	3,747,076
	Cent CLO 16, LP
3,760,000	1.550%, 8/1/2024*,c	3,746,734
	Cent CLO 22, Ltd.
3,750,000	1.791%, 11/7/2026*,c	3,718,521
	Countrywide Alternative Loan Trust
603,216	5.500%, 11/25/2035	599,168
647,028	5.500%, 2/25/2036	615,178
1,184,884	6.000%, 1/25/2037	1,089,931
	Countrywide Home Loans, Inc.
1,682,915	2.444%, 3/20/2036	1,520,657
1,476,523	2.557%, 9/20/2036	1,314,349
	Deutsche Alt-A Securities Mortgage Loan Trust
2,952,855	0.969%, 4/25/2047[c]	2,540,633
	Dryden 34 Senior Loan Fund CLO
3,760,000	1.719%, 10/15/2026*,c	3,746,110
	GSR Mortgage Loan Trust
1,061,076	0.384%, 8/25/2046[c]	1,029,964
	HarborView Mortgage Loan Trust
1,461,227	2.202%, 6/19/2034	1,431,298
	HomeBanc Mortgage Trust
1,485,394	2.222%, 4/25/2037	1,113,168
	Impac CMB Trust
1,629,743	0.714%, 4/25/2035[c]	1,497,935
505,065	0.834%, 8/25/2035[c]	452,921
	J.P. Morgan Alternative Loan Trust
2,335,803	2.561%, 3/25/2036	1,952,944
	J.P. Morgan Mortgage Trust
382,696	2.678%, 10/25/2036	342,988
	Madison Park Funding XIV CLO, Ltd.
4,150,000	1.737%, 7/20/2026*,c	4,138,772
	Master Asset Securitization Trust
1,404,143	0.694%, 6/25/2036[c]	813,378
	MLCC Mortgage Investors, Inc.
503,075	0.854%, 8/25/2029[c]	502,193
	Neuberger Berman CLO, Ltd.
3,000,000	1.779%, 8/4/2025*,c	2,975,005
	Octagon Investment Partners XX CLO, Ltd.
3,760,000	1.754%, 8/12/2026*,c	3,748,009
	Residential Accredit Loans, Inc.
1,276,040	3.605%, 9/25/2035	1,062,392
	Sequoia Mortgage Trust
2,804,010	1.269%, 9/20/2034[c]	2,712,582
	Structured Adjustable Rate Mortgage Loan Trust
29,541	2.585%, 12/25/2034	28,762
	Symphony CLO, Ltd.
3,703,462	1.383%, 1/9/2023*,c	3,693,284
	Voya CLO 3, Ltd.
3,760,000	1.715%, 7/25/2026*,c	3,745,079

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Collateralized Mortgage Obligations (9.7%) - continued
	Wachovia Mortgage Loan Trust, LLC
$1,219,277	2.789%, 5/20/2036	$1,067,514
	WaMu Mortgage Pass Through Certificates
804,106	0.484%, 10/25/2045[c]	743,664
2,533,071	1.079%, 10/25/2046[c]	2,017,171
2,525,239	1.003%, 12/25/2046[c]	1,960,856
2,550,721	0.939%, 1/25/2047[c]	2,059,768
	Washington Mutual Mortgage Pass Through Certificates
1,885,080	1.103%, 9/25/2046[c]	1,276,610
3,289,106	0.949%, 2/25/2047[c]	2,358,177
	Wells Fargo Commercial Mortgage Trust
3,575,000	2.632%, 5/15/2048	3,665,766
	Wells Fargo Mortgage Backed Securities Trust
824,827	2.597%, 3/25/2036	800,246
1,162,945	2.651%, 3/25/2036	1,157,261

	Total	97,120,916

Commercial Mortgage-Backed Securities (4.8%)
	Bear Stearns Commercial Mortgage Securities, Inc.
161,866	5.843%, 6/11/2040	162,374
1,683,961	5.331%, 2/11/2044	1,757,443
	Citigroup Commercial Mortgage Trust
1,250,000	5.900%, 12/10/2049	1,319,972
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,097,578
	Commercial Mortgage Pass-Through Certificates
5,000,000	1.249%, 6/8/2030[b,c]	4,988,785
1,432,524	5.306%, 12/10/2046	1,477,673
	Credit Suisse First Boston Mortgage Securities
4,460,000	5.542%, 1/15/2049	4,659,117
	Credit Suisse Mortgage Capital Certificates
3,182,090	5.467%, 9/15/2039	3,250,146
	Federal National Mortgage Association
2,435,594	1.272%, 1/25/2017	2,446,157
	GS Mortgage Securities Trust
2,993,554	2.999%, 8/10/2044	3,028,393
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
4,500,000	1.157%, 12/15/2028[b,c]	4,498,929
6,193,845	5.429%, 12/12/2043	6,373,503
	LSTAR Commercial Mortgage Trust
286,957	1.519%, 1/20/2041[b]	286,794
	Morgan Stanley Capital, Inc.
2,500,000	5.406%, 3/15/2044	2,595,687
	NCUA Guaranteed Notes
4,226,065	2.900%, 10/29/2020	4,253,471
	SCG Trust
3,150,000	1.607%, 11/15/2026[b,c]	3,133,006
	Wachovia Bank Commercial Mortgage Trust
1,900,819	5.765%, 7/15/2045	1,935,976

	Total	49,265,004

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
232

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Communications Services (2.4%)
	America Movil SAB de CV
$3,000,000	1.336%, 9/12/2016[c]	$2,999,211
	American Tower Corporation
2,200,000	3.450%, 9/15/2021	2,209,933
	AT&T, Inc.
1,735,000	1.257%, 6/30/2020[c]	1,720,662
	CCO Safari II, LLC
1,397,000	3.579%, 7/23/2020[b]	1,386,710
1,397,000	4.464%, 7/23/2022[b]	1,397,738
	Crown Castle Towers, LLC
1,650,000	4.174%, 8/15/2017[b]	1,691,011
	DIRECTV Holdings, LLC
1,125,000	1.750%, 1/15/2018	1,121,427
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,271,454
	NBC Universal Enterprise, Inc.
2,250,000	1.662%, 4/15/2018[b]	2,258,345
	SES Global Americas Holdings GP
1,375,000	2.500%, 3/25/2019[b]	1,375,192
	Verizon Communications, Inc.
1,650,000	1.867%, 9/15/2016[c]	1,665,663
1,000,000	0.733%, 6/9/2017[c]	996,002
2,580,000	1.104%, 6/17/2019[c]	2,562,753
1,825,000	3.000%, 11/1/2021	1,819,988

	Total	24,476,089

Consumer Cyclical (1.4%)
	American Honda Finance Corporation
2,750,000	0.643%, 12/11/2017[c]	2,738,821
	CVS Health Corporation
1,065,000	2.250%, 8/12/2019	1,076,482
	Daimler Finance North America, LLC
2,500,000	1.010%, 8/3/2017[b,c]	2,488,678
	Ford Motor Credit Company, LLC
1,000,000	3.000%, 6/12/2017	1,015,852
	Home Depot, Inc.
825,000	0.707%, 9/15/2017[c]	826,283
2,100,000	4.400%, 4/1/2021	2,315,714
	Hyundai Capital America
1,395,000	2.000%, 3/19/2018[b]	1,389,022
	Ralph Lauren Corporation
275,000	2.625%, 8/18/2020	279,172
	Yale University
1,550,000	2.086%, 4/15/2019	1,575,239

	Total	13,705,263

Consumer Non-Cyclical (4.9%)
	Actavis Funding SCS
2,435,000	1.591%, 3/12/2020[c]	2,412,406
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	488,511
	Amgen, Inc.
1,675,000	2.125%, 5/1/2020	1,653,140
	BAT International Finance plc
2,335,000	0.847%, 6/15/2018[b,c]	2,330,449
	Bayer U.S. Finance, LLC
1,250,000	2.375%, 10/8/2019[b]	1,266,193
	Boston Scientific Corporation
2,045,000	6.000%, 1/15/2020	2,293,457
	Cardinal Health, Inc.
1,275,000	1.950%, 6/15/2018	1,276,372
	Celgene Corporation
1,270,000	3.550%, 8/15/2022	1,289,168

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Consumer Non-Cyclical (4.9%) - continued
	Church & Dwight Company, Inc.
$1,440,000	2.450%, 12/15/2019	$1,450,283
	Edwards Lifesciences Corporation
1,500,000	2.875%, 10/15/2018	1,530,928
	EMD Finance, LLC
2,470,000	0.684%, 3/17/2017[b,c]	2,459,419
	Forest Laboratories, Inc.
2,750,000	4.375%, 2/1/2019[b]	2,910,647
	Gilead Sciences, Inc.
1,300,000	2.550%, 9/1/2020	1,308,125
1,300,000	3.250%, 9/1/2022	1,310,193
	Hospira, Inc.
1,700,000	6.050%, 3/30/2017	1,815,413
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,570,054
	Imperial Tobacco Finance plc
1,750,000	3.750%, 7/21/2022[b]	1,766,574
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[b]	2,522,330
	JM Smucker Company
1,540,000	2.500%, 3/15/2020[b]	1,544,689
	Laboratory Corporation of America Holdings
1,705,000	2.625%, 2/1/2020	1,710,258
	Merck & Company, Inc.
1,825,000	0.686%, 2/10/2020[c]	1,810,475
	Mondelez International, Inc.
1,858,000	0.820%, 2/1/2019[c]	1,811,699
	PepsiCo, Inc.
1,300,000	1.850%, 4/30/2020	1,292,623
	Reynolds American, Inc.
1,020,000	3.250%, 6/12/2020	1,049,104
	SABMiller Holdings, Inc.
2,500,000	2.450%, 1/15/2017[b]	2,533,590
	Unilever Capital Corporation
2,600,000	2.200%, 3/6/2019	2,651,810
3,650,000	2.100%, 7/30/2020	3,665,191

	Total	49,723,101

Energy (1.7%)
	Cameron International Corporation
1,575,000	1.400%, 6/15/2017	1,564,589
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,023,280
	CNPC General Capital, Ltd.
1,000,000	2.750%, 5/14/2019[b]	1,002,197
	DCP Midstream Operating, LP
1,650,000	2.700%, 4/1/2019	1,476,880
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019[b]	1,187,394
	Enbridge, Inc.
1,700,000	0.779%, 6/2/2017[c]	1,669,820
	Exxon Mobil Corporation
1,785,000	0.702%, 3/6/2022[c,g]	1,775,870
	Noble Holding International, Ltd.
1,650,000	4.000%, 3/16/2018	1,562,834
	Petroleos Mexicanos
2,185,000	2.378%, 4/15/2025	2,222,320
	Shell International Finance BV
1,735,000	0.762%, 5/11/2020[c]	1,712,346

	Total	17,197,530

Financials (19.7%)
	ABN AMRO Bank NV
2,040,000	2.450%, 6/4/2020[b]	2,055,741

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
233

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Financials (19.7%) - continued
	Aflac, Inc.
$2,100,000	2.400%, 3/16/2020	$2,122,798
	American Express Credit Corporation
2,580,000	0.890%, 3/18/2019[c]	2,569,007
850,000	1.386%, 9/14/2020[c]	852,231
	American International Group, Inc.
1,430,000	2.300%, 7/16/2019	1,438,257
	American Tower Trust I
1,650,000	1.551%, 3/15/2018*	1,637,194
	Ares Capital Corporation
1,400,000	3.875%, 1/15/2020[g]	1,441,528
	Aviation Capital Group Corporation
1,350,000	3.875%, 9/27/2016[b]	1,363,500
	Bank of America Corporation
1,800,000	1.700%, 8/25/2017	1,804,730
2,000,000	1.389%, 3/22/2018[c]	2,011,450
2,200,000	1.154%, 4/1/2019[c]	2,201,503
1,100,000	4.000%, 1/22/2025	1,078,072
1,100,000	6.100%, 12/29/2049[h]	1,072,500
	Bank of America National Association
2,000,000	5.300%, 3/15/2017	2,100,980
	Bank of New York Mellon Corporation
675,000	4.500%, 12/31/2049[h]	622,688
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,445,000	2.850%, 9/8/2021[b]	1,451,711
	BB&T Corporation
1,520,000	1.004%, 1/15/2020[c]	1,508,690
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,725,827
	Caisse Centrale Desjardins du Quebec
2,155,000	0.959%, 1/29/2018[b,c]	2,163,049
	Citigroup, Inc.
1,840,000	1.054%, 4/8/2019[c]	1,825,501
	CNA Financial Corporation
3,000,000	5.875%, 8/15/2020	3,412,311
	CoBank ACB
1,965,000	0.937%, 6/15/2022*,c	1,855,848
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
800,000	4.625%, 12/1/2023	826,554
	Credit Agricole SA
1,650,000	1.089%, 4/15/2019[b,c]	1,644,190
1,800,000	1.302%, 6/10/2020[b,c]	1,797,048
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[b]	1,614,375
990,000	7.500%, 12/11/2049[b,h]	1,030,838
	Discover Financial Services
2,750,000	2.600%, 11/13/2018	2,761,528
	DnB Boligkreditt AS
4,900,000	1.450%, 3/21/2018[b]	4,901,156
	DRB Prime Student Loan Trust
2,750,000	2.148%, 10/27/2031*,c	2,750,000
	European Investment Bank
6,000,000	1.750%, 3/15/2017	6,093,690
2,200,000	1.250%, 5/15/2018	2,213,292
3,235,000	2.125%, 10/15/2021	3,296,374
	Fifth Third Bancorp
1,440,000	2.875%, 10/1/2021	1,454,808
	Goldman Sachs Group, Inc.
1,915,000	1.421%, 11/15/2018[c]	1,926,490
2,160,000	1.454%, 4/23/2020[c]	2,165,616
1,375,000	1.925%, 11/29/2023[c]	1,383,121
1,950,000	5.375%, 12/29/2049[h]	1,904,906

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Financials (19.7%) - continued
	HSBC Holdings plc
$1,375,000	6.375%, 12/29/2049[h]	$1,311,406
	HSBC USA, Inc.
1,905,000	0.626%, 6/23/2017[c]	1,892,057
	ING Bank NV
2,750,000	1.291%, 8/17/2020[b,c]	2,752,541
	ING Capital Funding Trust III
1,000,000	3.927%, 12/29/2049[c,h]	995,000
	ING Groep NV
1,650,000	6.000%, 12/31/2045[g,h]	1,619,063
	Inter-American Development Bank
3,750,000	0.244%, 2/11/2016[c]	3,749,906
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[b]	1,480,197
	J.P. Morgan Chase & Company
4,000,000	1.195%, 1/25/2018[c]	4,018,148
1,750,000	2.250%, 1/23/2020	1,735,442
1,750,000	3.875%, 9/10/2024	1,733,277
1,450,000	7.900%, 4/29/2049[h]	1,506,187
	Japan Bank for International Cooperation
4,000,000	1.750%, 7/31/2018	4,053,344
	KeyBank NA
2,750,000	0.844%, 6/1/2018[c]	2,745,482
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	746,392
	Lloyds Bank plc
2,475,000	0.856%, 3/16/2018[c]	2,467,879
300,000	6.500%, 9/14/2020[b]	346,019
	MassMutual Global Funding II
3,500,000	2.000%, 4/5/2017[b]	3,545,217
	Metropolitan Life Global Funding I
3,250,000	3.650%, 6/14/2018[b]	3,419,000
	Mizuho Financial Group Cayman 3, Ltd.
825,000	4.600%, 3/27/2024[b]	858,056
	Morgan Stanley
2,155,000	1.435%, 1/27/2020[c]	2,171,141
1,750,000	5.000%, 11/24/2025	1,860,640
1,000,000	5.450%, 12/29/2049[h]	984,510
1,100,000	5.550%, 12/29/2049[h]	1,083,500
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,093,066
	National Australia Bank, Ltd.
3,350,000	2.000%, 6/20/2017[b]	3,399,305
	NCUA Guaranteed Notes
1,623,551	0.554%, 12/7/2020[c]	1,622,030
	Network Rail Infrastructure Finance plc
6,000,000	0.875%, 5/15/2018[b]	5,980,512
	Nordea Bank AB
2,500,000	3.125%, 3/20/2017[b]	2,567,487
	North American Development Bank
2,200,000	2.300%, 10/10/2018	2,249,645
	Peachtree Corners Funding Trust
1,375,000	3.976%, 2/15/2025[b]	1,384,760
	Prudential Financial, Inc.
1,430,000	2.350%, 8/15/2019	1,437,851
	Realty Income Corporation
1,500,000	2.000%, 1/31/2018	1,511,979
	Reliance Standard Life Global Funding II
1,740,000	2.500%, 4/24/2019[b]	1,758,136
	Royal Bank of Scotland Group plc
2,205,000	1.267%, 3/31/2017[c]	2,204,352

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
234

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Financials (19.7%) - continued
	Simon Property Group, LP
$1,635,000	2.500%, 9/1/2020	$1,651,607
	Skandinaviska Enskilda Banken AB
2,100,000	1.750%, 3/19/2018[b]	2,098,515
2,500,000	1.375%, 5/29/2018[b]	2,496,110
	SLM Corporation
700,000	4.625%, 9/25/2017	687,313
	SpareBank 1 Boligkreditt AS
3,000,000	1.250%, 5/2/2018[b]	2,988,975
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[b]	2,007,390
	Standard Chartered plc
1,225,000	3.950%, 1/11/2023[b]	1,141,554
	State Street Corporation
2,499,000	1.225%, 8/18/2020[c]	2,507,254
	Sumitomo Mitsui Banking Corporation
2,555,000	0.869%, 1/16/2018[c]	2,542,887
	Sumitomo Mitsui Financial Group, Inc.
1,800,000	4.436%, 4/2/2024[b]	1,854,535
	Svensk Exportkredit AB
3,500,000	0.594%, 1/23/2017[c]	3,511,298
	Svenska Handelsbanken AB
750,000	0.824%, 6/17/2019[c]	748,221
	Swedbank AB
1,750,000	1.750%, 3/12/2018[b]	1,756,780
	Synchrony Financial
1,520,000	3.000%, 8/15/2019	1,532,044
1,440,000	1.530%, 2/3/2020[c]	1,421,991
	UBS AG
2,750,000	1.026%, 3/26/2018[c]	2,749,659
	USAA Capital Corporation
2,575,000	2.125%, 6/3/2019[b]	2,592,386
	USB Group Funding Jersey, Ltd.
2,250,000	1.767%, 9/24/2020[b,c]	2,255,288
	USB Realty Corporation
1,495,000	1.436%, 12/29/2049[b,c,h]	1,356,712
	Voya Financial, Inc.
1,500,000	2.900%, 2/15/2018	1,531,617
500,000	5.650%, 5/15/2053	504,000
	Wells Fargo & Company
2,155,000	0.977%, 1/30/2020[c]	2,150,334
925,000	3.450%, 2/13/2023	920,666
1,100,000	4.100%, 6/3/2026	1,109,716
1,100,000	5.875%, 12/31/2049[h]	1,126,125
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[b]	2,497,470
	XLIT, Ltd.
1,100,000	4.450%, 3/31/2025	1,100,793

	Total	199,203,869

Foreign Government (3.8%)
	Bahama Government International Bond
275,000	5.750%, 1/16/2024[b]	295,075
	Bank of England Euro Note
3,000,000	1.250%, 3/16/2018[b]	3,022,302
	Canada Government International Bond
8,500,000	0.875%, 2/14/2017	8,531,280
2,500,000	1.125%, 3/19/2018	2,511,460
	Costa Rica Government International Bond
1,650,000	4.250%, 1/26/2023[b]	1,427,250

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Foreign Government (3.8%) - continued
	Eksportfinans ASA
$2,450,000	2.375%, 5/25/2016	$2,453,430
	Export-Import Bank of Korea
2,130,000	2.250%, 1/21/2020	2,125,274
	Hydro Quebec
3,000,000	2.000%, 6/30/2016	3,033,504
	Kommunalbanken AS
3,500,000	1.500%, 10/22/2019[b]	3,509,727
	Kommuninvest I Sverige AB
3,500,000	1.000%, 10/24/2017[b]	3,505,715
	Mexico Government International Bond
1,250,000	5.125%, 1/15/2020	1,375,000
325,000	3.500%, 1/21/2021	330,687
	Poland Government International Bond
125,000	4.000%, 1/22/2024	132,188
	Province of Manitoba
5,100,000	1.300%, 4/3/2017[g]	5,145,507
	Slovenia Government International Bond
730,000	4.125%, 2/18/2019[b]	770,150

	Total	38,168,549

Mortgage-Backed Securities (5.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,875,000	3.000%, 10/1/2030[i]	8,192,459
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
618,067	6.500%, 9/1/2037	706,581
5,875,000	4.000%, 10/1/2045[i]	6,253,959
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,197,984	2.250%, 6/25/2025	3,271,518
18,850,000	3.500%, 10/1/2030[i]	19,910,313
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
810,924	5.649%, 9/1/2037[c]	864,000
419,216	5.196%, 10/1/2037[c]	433,386
3,853,342	2.077%, 1/1/2043[c]	3,986,295
6,228,304	2.050%, 3/1/2043[c]	6,428,718
6,242,773	1.729%, 7/1/2043[c]	6,401,442

	Total	56,448,671

Technology (1.7%)
	Amphenol Corporation
1,409,000	2.550%, 1/30/2019	1,423,733
	Apple, Inc.
3,050,000	0.601%, 5/6/2019[c]	3,046,511
1,735,000	0.614%, 5/6/2020[c]	1,727,080
	Automatic Data Processing, Inc.
1,000,000	2.250%, 9/15/2020	1,006,130
	Cisco Systems, Inc.
2,335,000	0.824%, 3/1/2019[c]	2,327,986
	Hewlett Packard Enterprise Company
2,800,000	2.249%, 10/5/2018[b]	2,800,000
	Intel Corporation
905,000	3.100%, 7/29/2022	919,351
	Micron Semiconductor Asia Pte, Ltd.
962,500	1.258%, 1/15/2019	962,509

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
235

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Technology (1.7%) - continued
	Oracle Corporation
$1,675,000	2.500%, 5/15/2022	$1,650,640
	Texas Instruments, Inc.
1,300,000	1.750%, 5/1/2020	1,291,092

	Total	17,155,032

Transportation (1.4%)
	Air Canada Pass Through Trust
1,490,000	3.875%, 3/15/2023[b]	1,441,575
	American Airlines Pass Through Trust
1,353,480	5.600%, 7/15/2020[b]	1,380,550
1,301,745	4.950%, 1/15/2023	1,389,612
1,100,000	3.700%, 5/1/2023	1,080,750
	British Airways plc
1,420,134	4.625%, 6/20/2024[b]	1,487,590
	Continental Airlines, Inc.
2,930,078	4.150%, 4/11/2024	3,003,330
	Delta Air Lines, Inc.
790,125	4.750%, 5/7/2020	833,582
	J.B. Hunt Transport Services, Inc.
1,450,000	3.300%, 8/15/2022	1,461,792
	TTX Company
800,000	4.125%, 10/1/2023*	853,780
	Virgin Australia Holdings, Ltd.
1,453,429	5.000%, 10/23/2023[b]	1,511,566

	Total	14,444,127

U.S. Government and Agencies (20.7%)
	Federal Agricultural Mortgage Corporation
3,500,000	2.000%, 7/27/2016	3,545,024
	Federal Home Loan Mortgage Corporation
500,000	1.250%, 8/1/2019	499,707
4,000,000	1.250%, 10/2/2019	3,991,896
	Federal National Mortgage Association
8,000,000	1.750%, 11/26/2019	8,141,832
5,000,000	1.625%, 1/21/2020	5,051,550
	U.S. Treasury Bonds
8,000,000	5.375%, 2/15/2031	11,102,712
2,200,000	3.000%, 5/15/2042	2,257,063
	U.S. Treasury Bonds, TIPS
21,897,750	0.125%, 4/15/2019	21,823,057
	U.S. Treasury Notes
14,750,000	0.625%, 10/15/2016	14,783,615
1,400,000	0.875%, 11/15/2017	1,404,959
41,750,000	1.500%, 10/31/2019	42,210,461
55,045,000	1.875%, 6/30/2020	56,345,163
10,150,000	2.125%, 6/30/2022	10,414,326
8,300,000	3.625%, 2/15/2044	9,544,784
	U.S. Treasury Notes, TIPS
1,574,441	0.125%, 4/15/2018	1,572,616
927,324	1.125%, 1/15/2021	963,645
8,646,326	0.125%, 1/15/2022	8,425,551
7,056,572	0.125%, 1/15/2023	6,803,164

	Total	208,881,125

Utilities (2.3%)
	Berkshire Hathaway Energy Company
1,550,000	2.400%, 2/1/2020	1,555,544
	Dayton Power and Light Company
1,200,000	1.875%, 9/15/2016	1,200,756
	DTE Energy Company
730,000	2.400%, 12/1/2019	734,529

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Utilities (2.3%) - continued
	Electricite de France SA
$1,500,000	5.250%, 12/29/2049[b,h]	$1,443,750
	Eversource Energy
1,560,000	1.600%, 1/15/2018	1,553,473
1,250,000	1.450%, 5/1/2018	1,240,050
	Exelon Corporation
1,650,000	2.850%, 6/15/2020	1,664,451
	Exelon Generation Company, LLC
1,385,000	2.950%, 1/15/2020	1,403,354
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043	1,140,225
	Pacific Gas & Electric Company
250,000	5.625%, 11/30/2017	270,656
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,510,212
	Public Service Electric And Gas Company
2,570,000	1.800%, 6/1/2019	2,565,199
	Sempra Energy
2,425,000	2.300%, 4/1/2017	2,451,823
1,765,000	2.400%, 3/15/2020	1,763,194
	Southern California Edison Company
1,040,000	2.400%, 2/1/2022	1,029,079
	Xcel Energy, Inc.
1,640,000	1.200%, 6/1/2017	1,634,145

	Total	23,160,440

	Total Long-Term Fixed Income (cost $966,144,952)	960,810,536

Shares	Preferred Stock (0.5%)	Value
Financials (0.4%)
66,000	Citigroup, Inc., 7.875%	1,695,540
8,125	Farm Credit Bank of Texas, 6.750%b,[h]	848,555
66,000	HSBC Holdings plc, 8.000%[h]	1,683,660

	Total	4,227,755

Utilities (0.1%)
36,000	Southern California Edison Company Trust IV, 5.375%[h]	927,000

	Total	927,000

	Total Preferred Stock (cost $5,184,100)	5,154,755

Shares	Collateral Held for Securities Loaned (0.3%)	Value
2,910,207	Thrivent Cash Management Trust	2,910,207

	Total Collateral Held for Securities Loaned (cost $2,910,207)	2,910,207

Shares or Principal Amount	Short-Term Investments (4.5%)[j]	Value
	Federal Home Loan Bank Discount Notes
600,000	0.085%, 10/2/2015[k]	599,998
100,000	0.130%, 10/14/2015[k]	99,995
	Federal National Mortgage Association Discount Notes
1,000,000	0.065%, 10/14/2015[k]	999,977

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
236

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (4.5%)[j]	Value
	Thrivent Cash Management Trust
43,645,933	0.110%	$43,645,933

	Total Short-Term Investments (at amortized cost)	45,345,903

	Total Investments (cost $1,052,764,502) 103.6%	$1,045,357,723

	Other Assets and Liabilities, Net (3.6%)	(36,729,489)

	Total Net Assets 100.0%	$1,008,628,234

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2015, the value of these investments was $200,998,157 or 19.9% of total net assets.

c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2015.
d

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2015.

e	Defaulted security. Interest is not being accrued.
f	All or a portion of the security is insured or guaranteed.
g	All or a portion of the security is on loan.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Denotes investments purchased on a when-issued or delayed delivery basis.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At September 30, 2015, $1,699,970 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of September 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,758,120
American Tower Trust I, 3/15/2018	3/6/2013	1,650,000
Apidos CLO XVIII, 7/22/2026	6/25/2014	3,765,562
Babson CLO, Ltd., 10/17/2026	8/15/2014	3,758,120
Bayview Opportunity Master Fund Trust, 7/28/2034	6/27/2014	2,943,331
Betony CLO, Ltd., 4/15/2027	2/25/2015	3,425,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	3,760,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	3,756,202
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	3,750,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	3,750,000

Security	Acquisition Date	Cost
Cent CLO 16, LP, 8/1/2024	9/5/2014	$3,760,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	3,750,000
CoBank ACB, 6/15/2022	10/18/2013	1,888,410
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	1,496,796
DRB Prime Student Loan Trust, 10/27/2031	9/23/2015	2,750,000
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,760,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	2,220,438
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	214,738
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	3,746,250
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	4,145,020
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	4,381,572
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	4,433,201
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	3,000,000
NextGear Floorplan Master Owner Trust, 10/15/2019	11/3/2014	2,999,466
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,760,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,738,568
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,500,000
Selene Non-Performing Loans, LLC, 5/25/2054	5/23/2014	1,434,972
Symphony CLO, Ltd., 1/9/2023	9/15/2014	3,703,462
TTX Company, 10/1/2023	9/19/2013	799,992
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	2,631,430
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,754,360
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	896,491

    Definitions:

CLO	-	Collateralized Loan Obligation
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,107,479
Gross unrealized depreciation	(17,514,258)

Net unrealized appreciation (depreciation)	$(7,406,779)

Cost for federal income tax purposes	$1,052,764,502

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
237

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	853,115	–	853,115	–
Capital Goods	2,652,327	–	2,652,327	–
Communications Services	7,550,464	–	6,614,232	936,232
Consumer Cyclical	8,317,671	–	7,853,065	464,606
Consumer Non-Cyclical	3,943,429	–	3,943,429	–
Energy	1,228,064	–	1,228,064	–
Financials	1,519,260	–	1,519,260	–
Technology	2,410,111	–	2,410,111	–
Transportation	1,336,077	–	1,336,077	–
Utilities	1,325,804	–	1,325,804	–
Long-Term Fixed Income
Asset-Backed Securities	140,396,281	–	130,787,531	9,608,750
Basic Materials	7,038,485	–	7,038,485	–
Capital Goods	4,426,054	–	4,426,054	–
Collateralized Mortgage Obligations	97,120,916	–	97,120,916	–
Commercial Mortgage-Backed Securities	49,265,004	–	49,265,004	–
Communications Services	24,476,089	–	24,476,089	–
Consumer Cyclical	13,705,263	–	13,705,263	–
Consumer Non-Cyclical	49,723,101	–	49,723,101	–
Energy	17,197,530	–	17,197,530	–
Financials	199,203,869	–	199,203,869	–
Foreign Government	38,168,549	–	38,168,549	–
Mortgage-Backed Securities	56,448,671	–	56,448,671	–
Technology	17,155,032	–	17,155,032	–
Transportation	14,444,127	–	14,444,127	–
U.S. Government and Agencies	208,881,125	–	208,881,125	–
Utilities	23,160,440	–	23,160,440	–
Preferred Stock
Financials	4,227,755	3,379,200	848,555	–
Utilities	927,000	927,000	–	–
Collateral Held for Securities Loaned	2,910,207	2,910,207	–	–
Short-Term Investments	45,345,903	43,645,933	1,699,970	–

Total	$1,045,357,723	$50,862,340	$983,485,795	$11,009,588

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	1,169,430	1,169,430	–	–

Total Liability Derivatives	$1,169,430	$1,169,430	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(764)	December 2015	($91,576,165)	($92,073,942)	($497,777)
10-Yr. U.S. Treasury Bond Futures	(350)	December 2015	(44,566,494)	(45,057,033)	(490,539)
30-Yr. U.S. Treasury Bond Futures	(63)	December 2015	(9,735,765)	(9,912,656)	(176,891)
Ultra Long Term U.S. Treasury Bond Futures	(52)	December 2015	(8,336,902)	(8,341,125)	(4,223)
Total Futures Contracts					($1,169,430)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
238

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$8,419,435	$25,126,225	$30,635,453	2,910,207	$2,910,207	$4,728
Cash Management Trust-Short Term Investment	40,223,834	197,833,806	194,411,707	43,645,933	43,645,933	27,428
Total Value and Income Earned	48,643,269				46,556,140	32,156

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
239

MONEY MARKET PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Asset Backed Commercial Paper (12.4%)[a]	Value
	Dealers Capital Access Trust, LLC
$1,450,000	0.360%, 10/5/2015[b]	$1,449,942
	Kells Funding, LLC
1,240,000	0.333%, 11/4/2015[b,c,d]	1,239,986
1,410,000	0.330%, 12/14/2015[b,c]	1,409,044
	Liberty Street Funding, LLC
1,320,000	0.260%, 10/13/2015[b,c]	1,319,886
1,450,000	0.330%, 12/14/2015[b,c]	1,449,016
	Nieuw Amsterdam Receivables Corporation
1,055,000	0.180%, 10/20/2015[b,c]	1,054,900
1,430,000	0.310%, 12/9/2015[b,c]	1,429,150
	Old Line Funding, LLC
1,300,000	0.304%, 12/11/2015[b,c,d]	1,300,000
1,320,000	0.387%, 1/15/2016[b,c,d]	1,320,000
	Starbird Funding Corporation
3,630,000	0.120%, 10/1/2015[b,c]	3,630,000
	Thunder Bay Funding, LLC
1,230,000	0.286%, 10/14/2015[b,c,d]	1,230,000
1,250,000	0.334%, 11/6/2015[b,c,d]	1,250,000

	Total	18,081,924

Principal Amount	Certificate of Deposit (4.4%)[a]	Value
	BMO Harris Bank NA
1,330,000	0.349%, 10/16/2015[d]	1,330,057
	Svenska Handelsbanken NY
1,280,000	0.310%, 12/18/2015	1,280,055
	Toronto-Dominion Bank of New York
1,230,000	0.303%, 11/18/2015[d]	1,230,000
	US Bank NA
1,300,000	0.246%, 12/14/2015[d]	1,300,000
1,300,000	0.244%, 1/27/2016[d]	1,300,000

	Total	6,440,112

Principal Amount	Financial Company Commercial Paper (14.1%)[a]	Value
	AllianceBernstein, LP
3,630,000	0.150%, 10/1/2015[c]	3,630,000
	Nederlandse Waterschapsbank NV
1,210,000	0.260%, 10/29/2015[c]	1,209,755
	Nordea Bank AB
1,420,000	0.320%, 12/8/2015[c]	1,419,142
1,420,000	0.320%, 12/14/2015[c]	1,419,066
	Rabobank Nederland
650,000	0.365%, 12/30/2015	649,407
	Skandinaviska Enskilda Banken AB
1,440,000	0.295%, 12/18/2015[c]	1,439,080
1,410,000	0.350%, 12/30/2015[c]	1,408,766
	Svenska Handelsbanken AB
2,500,000	0.080%, 10/2/2015[c]	2,499,994
1,410,000	0.300%, 11/23/2015[c]	1,409,377
	Toronto-Dominion Holdings USA, Inc.
2,000,000	0.120%, 10/2/2015[b,c]	1,999,993
	US Bank NA
3,500,000	0.100%, 10/1/2015	3,500,000

	Total	20,584,580

Principal Amount	Government Agency Debt (44.6%)[a]	Value
	Federal Farm Credit Bank
630,000	0.168%, 12/9/2015[d]	629,988
1,320,000	0.200%, 12/18/2015[d]	1,320,215
1,330,000	0.245%, 12/21/2015[d]	1,330,133
1,430,000	0.164%, 1/25/2016[d]	1,429,966
3,720,000	0.240%, 2/16/2016[d]	3,721,560

Principal Amount	Government Agency Debt (44.6%)[a]	Value
$1,250,000	0.212%, 3/31/2016[d]	$1,249,980
700,000	0.207%, 6/30/2016[d]	699,983
	Federal Home Loan Bank
900,000	0.249%, 11/20/2015[d]	900,031
1,330,000	0.174%, 11/25/2015[d]	1,330,129
700,000	0.270%, 12/21/2015	699,575
1,400,000	0.166%, 3/3/2016[d]	1,399,985
1,250,000	0.199%, 5/12/2016[d]	1,249,995
1,410,000	0.181%, 5/17/2016[d]	1,409,785
1,330,000	0.156%, 5/24/2016d	1,330,000
1,330,000	0.134%, 5/26/2016[d]	1,329,954
1,310,000	0.145%, 6/23/2016[d]	1,310,000
1,320,000	0.141%, 7/22/2016[d]	1,320,000
1,330,000	0.152%, 8/17/2016[d]	1,330,000
2,780,000	0.181%, 8/17/2016[d]	2,779,520
1,330,000	0.154%, 8/25/2016[d]	1,330,000
	Federal Home Loan Mortgage Corporation
1,330,000	0.151%, 8/24/2016[d]	1,330,000
1,340,000	0.164%, 9/2/2016[d]	1,340,000
	Federal National Mortgage Association
1,250,000	0.229%, 8/16/2016[d]	1,250,173
1,330,000	0.214%, 8/26/2016[d]	1,330,985
	Overseas Private Investment Corporation
5,000,000	0.140%, 10/7/2015[d]	5,000,000
3,100,000	0.140%, 10/7/2015[d]	3,100,000
1,390,000	0.140%, 10/7/2015[d]	1,390,000
2,326,316	0.140%, 10/7/2015[d]	2,326,316
603,446	0.140%, 10/7/2015[d]	603,446
4,280,000	0.140%, 10/7/2015[d]	4,280,000
1,410,000	0.150%, 10/7/2015[d]	1,410,000
1,300,000	0.150%, 10/7/2015[d]	1,300,000
2,300,000	0.150%, 10/7/2015[d]	2,300,000
2,215,440	0.140%, 10/14/2015[d]	2,215,440
800,000	0.450%, 12/10/2015	802,912
569,081	0.410%, 12/22/2015	574,480
1,250,000	0.610%, 3/17/2016	1,254,125
1,000,000	0.500%, 4/30/2016	1,045,825
1,260,000	0.510%, 4/30/2016	1,262,700
1,260,000	0.520%, 5/2/2016	1,262,692
1,310,000	0.550%, 7/7/2016	1,311,692

	Total	64,791,585

Shares	Investment Company (4.8%)	Value
	Dreyfus Institutional Cash Advantage Fund
8,000	0.110%	8,000
	Morgan Stanley Institutional Liquidity Funds
7,000,000	0.040%	7,000,000

	Total	7,008,000

Principal Amount	Other Commercial Paper (7.8%)[a]	Value
	Caisse d’Amortissement de la Dette Sociale
1,350,000	0.285%, 12/22/2015[b,c]	1,349,124
	Caisse des Depots et Consignations
1,310,000	0.240%, 10/14/2015[b,c]	1,309,886
1,450,000	0.340%, 12/16/2015[b,c]	1,448,959
	Emerson Electric Company
1,440,000	0.220%, 11/25/2015[c]	1,439,516
	Honeywell International, Inc.
1,410,000	0.250%, 12/4/2015[c]	1,409,373

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
240

MONEY MARKET PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Other Commercial Paper (7.8%)[a]	Value
	John Deere Financial, Ltd.
$1,430,000	0.190%, 10/20/2015[b,c]	$1,429,857
	Schlumberger Investment SA
1,470,000	0.100%, 10/6/2015[b,c]	1,469,980
	Wal-Mart Stores, Inc.
1,430,000	0.210%, 10/30/2015[c]	1,429,758

	Total	11,286,453

Principal Amount	Other Note (8.6%)[a]	Value
	Bank of New York Mellon Corporation
1,230,000	0.524%, 10/23/2015[d]	1,230,169
670,000	0.563%, 3/4/2016[d]	670,570
	Bank of Nova Scotia
650,000	0.750%, 10/9/2015	650,061
	General Electric Capital Corporation
1,240,000	0.933%, 12/11/2015[b,d]	1,241,324
1,250,000	0.516%, 1/14/2016[b,d]	1,250,678
	John Deere Capital Corporation
620,000	0.452%, 12/10/2015[b,d]	620,158
	KFW
1,250,000	0.204%, 10/30/2015[b,d]	1,250,000
	Procter & Gamble Company
800,000	4.850%, 12/15/2015	807,364
	Royal Bank of Canada
1,400,000	2.625%, 12/15/2015	1,406,242
700,000	0.374%, 10/6/2016[c,d]	700,000
	Toronto-Dominion Bank
1,230,000	0.501%, 11/6/2015[d]	1,230,243
	Wells Fargo Bank NA
1,370,000	0.457%, 9/14/2016[d]	1,370,000

	Total	12,426,809

Principal Amount	Treasury Debt (0.4%)[a]	Value
	U.S. Treasury Bills
665,000	0.190%, 12/31/2015	664,681

	Total	664,681

	Total Investments (at amortized cost) 97.1%	$141,284,144

	Other Assets and Liabilities, Net 2.9%	4,197,419

	Total Net Assets 100.0%	$145,481,563

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2015, the value of these investments was $45,053,608 or 31.0% of total net assets.

d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2015.

Cost for federal income tax purposes	$141,284,144

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
241

MONEY MARKET PORTFOLIO

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	18,081,924	–	18,081,924	–
Certificate of Deposit	6,440,112	–	6,440,112	–
Financial Company Commercial Paper	20,584,580	–	20,584,580	–
Government Agency Debt	64,791,585	–	64,791,585	–
Investment Company	7,008,000	7,008,000	–	–
Other Commercial Paper	11,286,453	–	11,286,453	–
Other Note	12,426,809	–	12,426,809	–
Treasury Debt	664,681	–	664,681	–

Total	$141,284,144	$7,008,000	$134,276,144	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
242

NOTES TO SCHEDULE OF INVESTMENTS

As of September 30, 2015

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Portfolio and the Adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Portfolios’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Portfolios, except Thrivent Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial

243

NOTES TO SCHEDULE OF INVESTMENTS

As of September 30, 2015

(unaudited)

instruments whose value derives from another security, an index or a currency. Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearing house stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses in the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to

244

NOTES TO SCHEDULE OF INVESTMENTS

As of September 30, 2015

(unaudited)

increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – All Portfolios, with the exception of Money Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, with the exception of Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements.

Swap Agreements – All Portfolios, with the exception of Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference

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NOTES TO SCHEDULE OF INVESTMENTS

As of September 30, 2015

(unaudited)

entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Portfolio’s policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio’s most recent annual or semiannual shareholder report.

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Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 25, 2015	THRIVENT SERIES FUND, INC.

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 25, 2015	By:	/s/ David S. Royal
David S. Royal
President

Date: November 25, 2015	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer